       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2017



                                                     REGISTRATION NOS. 333-51676
                                                                       811-08828
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 28                      [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
                             AMENDMENT NO. 63                              [X]


                        (Check Appropriate Box or Boxes)
                                 ------------
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                       NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)


               ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111

              (Address of Depositor's Principal Executive Offices)

                   Depositor's Telephone Number: 212-578-9500

                     Name and Address of Agent for Service:

                       NEW ENGLAND LIFE INSURANCE COMPANY
                          c/o C T Corporation System
                        155 Federal Street - Suite 700
                                Suffolk County
                          Boston, Massachusetts 02110

                                    Copy to:

                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.

                            Suite 1100 - East Tower
                           Washington, DC 20005-3373


Approximate Date of Proposed Public Offering:


On May 1, 2017 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2017 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERICAN FORERUNNER SERIES(R)
             Individual Flexible Premium Variable Annuity Contracts


              Issued By
  New England Variable Annuity Separate Account of     Annuity Administrative Office
           New England Life Insurance Company                  P.O. Box 14594
                    One Financial Center                 Des Moines, IA 50306-3594
                Boston, Massachusetts 02111
                        (800) 435-4117


                                  MAY 1, 2017

     This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and non-qualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in the Eligible Funds. Prior to March 6, 2017, Brighthouse Funds Trust I was known as "Met Investors Series Trust" and Brighthouse Funds Trust II was known as "Metropolitan Series Fund." The Contract currently is not available for new sales.


AMERICAN FUNDS INSURANCE SERIES(R)

American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund


BRIGHTHOUSE FUNDS TRUST I


AB Global Dynamic Allocation Portfolio
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
AQR Global Risk Balanced Portfolio
BlackRock Global Tactical Strategies Portfolio

Brighthouse Asset Allocation 100 Portfolio (formerly MetLife Asset Allocation
  100 Portfolio)
Brighthouse Balanced Plus Portfolio (formerly MetLife Balanced Plus Portfolio) Brighthouse/Franklin Low Duration Total Return Portfolio (formerly Met/Franklin
  Low Duration Total Return Portfolio)
Brighthouse/Wellington Large Cap Research Portfolio (formerly Met/
     Wellington Large Cap Research Portfolio)

Clarion Global Real Estate Portfolio
ClearBridge Aggressive Growth Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Mid Cap Value Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Global Active Allocation Portfolio

Loomis Sayles Global Markets Portfolio

MetLife Multi-Index Targeted Risk Portfolio
MFS(R) Research International Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Oppenheimer Global Equity Portfolio
PanAgora Global Diversified Risk Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Pyramis(R) Government Income Portfolio
Pyramis(R) Managed Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio

T. Rowe Price Mid Cap Growth Portfolio



BRIGHTHOUSE FUNDS TRUST II

Baillie Gifford International Stock Portfolio

BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Large Cap Value Portfolio

BlackRock Ultra-Short Term Bond Portfolio
Brighthouse Asset Allocation 20 Portfolio (formerly MetLife Asset Allocation 20
  Portfolio)
Brighthouse Asset Allocation 40 Portfolio (formerly MetLife Asset Allocation 40
  Portfolio)
Brighthouse Asset Allocation 60 Portfolio (formerly MetLife Asset Allocation 60
  Portfolio)
Brighthouse Asset Allocation 80 Portfolio (formerly MetLife Asset Allocation 80
  Portfolio)
Brighthouse/Artisan Mid Cap Value Portfolio (formerly Met/Artisan Mid Cap Value
  Portfolio)
Brighthouse/Wellington Balanced Portfolio (formerly Met/Wellington Balanced
  Portfolio)
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly
  Met/Wellington Core Equity Opportunities Portfolio)

Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio

Loomis Sayles Small Cap Growth Portfolio
MetLife Aggregate Bond Index Portfolio (formerly Barclays Aggregate Bond Index
  Portfolio)
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE(R) Index Portfolio (formerly MSCI EAFE(R) Index Portfolio) MetLife Russell 2000(R) Index Portfolio (formerly Russell 2000(R) Index
  Portfolio)

MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio

MFS(R) Value Portfolio
Neuberger Berman Genesis Portfolio

T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio

     When you purchase your Contract, you must select one of five Classes of the Contract, each of which has different Withdrawal Charges and Asset-Based Insurance Charges. If you select the B Plus Class, we will add a bonus amount to each purchase payment received in the first Contract Year. The overall expenses for the B Plus Class Contract may be higher than the expenses for a similar Contract that does not pay a bonus. Over time, the value of the bonus could be more than offset by higher expenses.

     Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.


     You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated May 1, 2017. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-160 of the prospectus. For a free copy of the SAI, write or call Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277, 1-800-777-5897 or visit our website at www.brighthousefinancial.com.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS http://www.sec.gov.

     YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5897. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS



                                                                             PAGE
                                                                            -----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS..........................   A-5
HIGHLIGHTS.................................................................   A-7
FEE TABLE..................................................................  A-13
THE COMPANY................................................................  A-21
THE VARIABLE ACCOUNT.......................................................  A-22
   Certain Payments We Receive with Regard to the Eligible Funds...........  A-23
   Investments of The Variable Account.....................................  A-24
   Share Classes of the Eligible Funds.....................................  A-28
   Substitution of Investments.............................................  A-29
FIXED ACCOUNT..............................................................  A-29
THE CONTRACTS..............................................................  A-29
   Standard Class..........................................................  A-29
   B Plus Class............................................................  A-30
   C Class.................................................................  A-30
   L Class.................................................................  A-30
   P Class.................................................................  A-30
   Purchase Payments.......................................................  A-31
   Ten Day Right to Review.................................................  A-32
   Allocation of Purchase Payments.........................................  A-32
   Investment Allocation Restrictions for Certain Riders...................  A-32
   Contract Value and Accumulation Unit Value..............................  A-35
   Payment on Death Prior to Annuitization.................................  A-36
   Standard Death Benefit..................................................  A-36
   Annual Step-Up Death Benefit............................................  A-37
   Greater of Annual Step-Up or 5 Annual Increase Death Benefit............  A-37
   Enhanced Death Benefit Rider............................................  A-38
   Earnings Preservation Benefit Rider.....................................  A-41
   Options for Death Proceeds..............................................  A-42
      Beneficiary Continuation.............................................  A-43
      Special Options for Spouses..........................................  A-44
   Transfer Privilege......................................................  A-44
   Dollar Cost Averaging...................................................  A-47
   Asset Rebalancing.......................................................  A-48
   Withdrawals.............................................................  A-49
   Systematic Withdrawals..................................................  A-50
   Suspension of Payments..................................................  A-50
   Inactive Contracts......................................................  A-51
   Ownership Rights........................................................  A-51
   Requests and Elections..................................................  A-52
   Confirming Transactions.................................................  A-53
   State Variations........................................................  A-53
ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.......  A-53
   Asset-Based Insurance Charge............................................  A-54
   Contract Administrative Fee.............................................  A-55
   Withdrawal Charge.......................................................  A-55
   Enhanced Death Benefit Rider............................................  A-56
   Earnings Preservation Benefit Rider.....................................  A-57

                                                                                       PAGE
                                                                                      ------
   Guaranteed Minimum Income Benefit Rider...........................................   A-57
   Lifetime Withdrawal Guarantee and Guaranteed Withdrawal BenefitRider Charge.......   A-58
   Guaranteed Minimum Accumulation Benefit Rider.....................................   A-60
   Premium and Other Tax Charges.....................................................   A-60
   Other Expenses....................................................................   A-61
ANNUITY PAYMENTS.....................................................................   A-61
   Election of Annuity...............................................................   A-61
   Annuity Options...................................................................   A-62
   Amount of Annuity Payments........................................................   A-64
LIVING BENEFITS......................................................................   A-64
   Overview of Living Benefit Riders.................................................   A-64
GUARANTEED INCOME BENEFITS...........................................................   A-65
   Facts About Guaranteed Income Benefit Riders......................................   A-65
   Description of GMIB Plus II.......................................................   A-68
   Description of GMIB Plus I (formerly, the Predictor Plus).........................   A-74
   Description of GMIB II (formerly, the Predictor)..................................   A-75
   Description of GMIB I.............................................................   A-77
GUARANTEED WITHDRAWAL BENEFITS.......................................................   A-77
   Facts About Guaranteed Withdrawal Benefit Riders..................................   A-78
   Description of the Lifetime Withdrawal Guarantee II...............................   A-80
   Description of the Lifetime Withdrawal Guarantee I................................   A-87
   Description of the Enhanced Guaranteed Withdrawal Benefit.........................   A-88
   Description of the Guaranteed Withdrawal Benefit I................................   A-92
GUARANTEED MINIMUM ACCUMULATION BENEFIT..............................................   A-93
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS.......................................   A-95
FEDERAL INCOME TAX CONSIDERATIONS....................................................   A-96
   Taxation of Non-Qualified Contracts...............................................   A-96
   Taxation of Qualified Contracts...................................................   A-99
   Possible Tax Law Changes..........................................................  A-103
VOTING RIGHTS........................................................................  A-103
DISTRIBUTION OF THE CONTRACTS........................................................  A-103
THE OPERATION OF THE FIXED ACCOUNT...................................................  A-104
   Contract Value and Fixed Account Transactions.....................................  A-105
INVESTMENT PERFORMANCE INFORMATION...................................................  A-105
   Yields............................................................................  A-105
   Standard Return...................................................................  A-106
   Non-Standard Return...............................................................  A-106
   Other Performance.................................................................  A-107
LEGAL PROCEEDINGS....................................................................  A-107
FINANCIAL STATEMENTS.................................................................  A-107
ACCUMULATION UNIT VALUES (Condensed Financial Information)...........................  A-108
APPENDIX A: Consumer Tips............................................................  A-136
APPENDIX B: Withdrawal Charge........................................................  A-137
APPENDIX C: Premium Tax..............................................................  A-138
APPENDIX D: Guaranteed Minimum Income Benefit (GMIB) Examples........................  A-139
APPENDIX E: Guaranteed Withdrawal Benefit Examples...................................  A-146
APPENDIX F: Enhanced Death Benefit Examples..........................................  A-156
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........................  A-160

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT. A subaccount of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT. The natural person on whose life Annuity Payments are based.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.

     ANNUITY DATE. A date on which you choose to begin receiving Annuity Payments which must be at least 30 days after issue. If you do not choose a date, the Annuity Date will be no later than the Maturity Date shown on the Contract Schedule.

     ANNUITY ADMINISTRATIVE OFFICE. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     ANNUITY UNIT. An accounting device used to calculate the dollar amount of Annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract Anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

     GOOD ORDER. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Eligible Funds affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your sales representative before submitting the form or request.

     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the later of (i) the date when the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less), or (ii) 10 years from the issue date.

     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on full withdrawals or partial withdrawalsof the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for Annuity payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS


TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

     If the owner of a non-qualified annuity contract is not a natural person (e.g., certain trusts) gains under the contract are generally not eligible for tax deferral.


THE CONTRACTS:

     The American Forerunner Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Amount of Annuity Payments.") Our other variable annuity contracts have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. Depending on your expectations and preferences, you can choose the Class that best meets your needs.

     Prior to issuance, you must select one of five available Classes of the
Contract:

   o Standard Class, which imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing annually over 7 years, and an Asset-Based Insurance Charge;

   o B Plus Class (which may be referred to as the "Bonus Class"), which credits a bonus amount to purchase payments received in the first Contract Year, imposes a higher Withdrawal Charge (maximum 9%) over a longer period of time (9 years), and imposes a relatively higher Asset-Based Insurance Charge during the Withdrawal Charge period;

   o C Class, which does not impose any Withdrawal Charge on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge;

   o L Class, which reduces the period of time (3 years) that a Withdrawal Charge (maximum 7%) applies on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge; and

   o P Class, which lengthens the period of time (9 years) that a Withdrawal Charge (maximum 8%) is imposed on withdrawals, and imposes a relatively lower Asset-Based Insurance Charge.

     For the B Plus Class, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with the B Plus Class may exceed the bonus amount and any related earnings. You should consider this possibility before purchasing a B Plus Class Contract.

     Your financial representative can help you decide which Class is best for you. The following chart shows in graphic form the relative levels of the Withdrawal Charge and Asset-Based Insurance Charge under each Class:

[GRAPHIC APPEARS HERE]




     For actual expenses of each Class, see the Fee Table.


PURCHASE PAYMENTS:

     Currently, the minimum initial and subsequent purchase payments are as follows (restrictions and exceptions may apply):


CLASS                     INITIAL                            SUBSEQUENT
----------------------   ---------                          -----------
   Standard, P........   $ 5,000   (nonqualified plans)         $500
                         $ 2,000   (qualified plans)
   C,L................   $25,000                                $500
   B Plus.............   $10,000                                $500

     We may limit the initial and subsequent purchase payments you can make. In addition, you may not make a subsequent purchase payment (1) within the seven years before the Contract's Maturity Date for the Standard Class, nine years for the P Class and the B Plus Class, and three years for the L Class, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91. For joint Contract Owners, you may not make a subsequent purchase payment after the older Contract Owner reaches age 86. Current restrictions on subsequent purchase payments apply to Contracts issued with certain optional riders. (See "Purchase Payments.")


OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). If a non-natural person, such as a trust, is the

Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits. The Owner of the Contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a simplified employee pension plan ("SEP") under paragraph 408(k) of the Internal Revenue Code ("the Code") and a Simple Retirement Account ("SIMPLE IRA") under paragraph 408(p) of the Code. A contract generally may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Code may purchase the Contract.


     All Code references to "spouse" include those persons who enter into lawful marriages under state law, regardless of gender. All contract provisions will be interpreted and administered in accordance with the requirements of the Code.


     FOR ANY TAX QUALIFIED ACCOUNT (E.G. INDIVIDUAL RETIREMENT ACCOUNTS), THE
                                    ----
TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.


INVESTMENT OPTIONS:

     You may allocate purchase payments to the subaccounts or to the Fixed Account. The Fixed Account is not available to Contracts purchased on or after May 1, 2003 for which the C Class has been selected. The Fixed Account is also not available to Contracts purchased in New York on or after May 1, 2003 if the optional Guaranteed Minimum Income Benefit or a Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee is selected. If you elect to purchase the GMIB Plus II or GMIB Plus I Guaranteed Minimum Income Benefit, the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I, the Guaranteed Minimum Accumulation Benefit, or the Enhanced Death Benefit, you are limited to allocating your purchase payment and Contract Value as described in "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders." We may restrict the Eligible Funds available to you if you select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.

     If you use Enhanced Dollar Cost Averaging ("EDCA"), you also may allocate your purchase payments and Contract Value to the EDCA Guaranteed Account (provided your EDCA destination portfolios are one of the permitted Subaccounts). You can allocate your Contract Value among the subaccounts and the Fixed Account as you choose any time (subject to limitation). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. If you wish to allocate a subsequent purchase payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. You must allocate a minimum of $500 dollars to each account you select. However, for individual retirement annuities, individual retirement accounts and Roth Individual Retirement Accounts, if purchase payments are less than $2,000, then you may allocate the payment to a maximum of four subaccounts.

     You can change your purchase payment allocation (unless you elected to purchase the optional Guaranteed Minimum Accumulation Benefit). We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers, but we do apply special limits to frequent or large transfers (See "Transfer Privilege--Restrictions on Frequent Transfers" and "Transfer Privilege--Restrictions on Large Transfers.") The minimum transfer amount is currently $500, unless we have agreed otherwise. Special limits may apply to transfers to and from the Fixed Account. (See "THE FIXED ACCOUNT.") The maximum transfer amount is $500,000 for each transaction.


CHARGES:

     We apply the following charges to your Contract:

   o premium tax charge, in some states.

   o asset-based insurance charge at an annual rate ranging from 1.15% to 1.95% of the Variable Account's daily net assets depending upon the Class and death benefit option you select (these amounts increase by 0.25% for subaccounts investing in the American Funds Insurance Series).

   o annual contract administrative fee of $30 during the accumulation phase and pro rata at annuitization (if the Contract Value is less than $50,000).

   o except for C Class, Withdrawal Charge that varies by Class (maximum of 9% of each purchase payment made) on certain full and partial withdrawals and certain annuitization transactions.

   o for Contracts with a Guaranteed Minimum Income Benefit Rider, a fee of 1.00% for the GMIB Plus II, 0.80% for GMIB Plus I, or 0.50% for GMIB II or GMIB I, imposed on the Income Base annually in arrears on each Contract Anniversary prior to annuitization (up to a maximum fee of 1.50% of the Income Base upon Optional Reset for GMIB Plus I or GMIB Plus II).

   o for Contracts with the Guaranteed Withdrawal Benefit Rider, a fee of 0.50% of the Guaranteed Withdrawal Amount (up to a maximum fee of 0.95% of the Guaranteed Withdrawal Amount upon Optional Reset).

   o for Contracts with the Enhanced Guaranteed Withdrawal Benefit Rider, a fee of 0.55% of the Guaranteed Withdrawal Amount (up to a maximum fee of 1.00% upon Optional Reset).

   o for Contracts with a Guaranteed Minimum Accumulation Benefit Rider, a fee of 0.75% of the Guaranteed Accumulation Amount.

   o for Contracts with an Earnings Preservation Benefit Rider, a fee of 0.25% deducted daily from subaccount assets prior to annuitization.

   o for Contracts with a Lifetime Withdrawal Guarantee Benefit I rider, a fee of 0.50% of the Total Guaranteed Withdrawal Amount (up to a maximum of 0.95% if an Automatic Annual Step-Up occurs) for the Single Life version, and a fee of 0.70% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.40% if an Automatic Annual Step-Up occurs) for the Joint Life version.

   o for Contracts with a Lifetime Withdrawal Guarantee II Benefit rider, a fee of 1.25% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.60% if an Automatic Annual Step-Up occurs) for the Single Life version, and a fee of 1.50% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.80% if an Automatic Annual Step-Up occurs) for the Joint Life version.

   o for Contracts with an Enhanced Death Benefit rider, a fee of 0.75% (issue age 0-69) or 0.95% (issue age 70-75 of the death benefit base (up to a maximum of 1.50% if an Optional Step-Up occurs).

     Certain waivers or reductions may apply. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of contracts, see "Distribution of the Contracts."


TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments). If we return the Contract Value, the amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable).


PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. There is no death benefit after annuitization, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your Beneficiary (see "ANNUITY PAYMENTS" for more information).

     You will receive the Standard Death Benefit unless you chose to receive one of three optional death benefits--the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit or the Enhanced Death Benefit. The first two optional death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering income taxes payable at death. For Contracts issued on or after May 1, 2011, the Earnings Preservation Benefit Rider may not be elected with the Enhanced Death Benefit Rider.

     The Standard Death Benefit equals the greater of the current Contract Value or total purchase payments less a pro rata reduction for partial withdrawals. The Annual Step-Up Death Benefit equals the greater of current Contract Value or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Greater of Annual Step-Up or 5% Annual Increase Death Benefit equals the greatest of: current Contract Value; purchase payments (less prior withdrawals) accumulated at an annual rate of 5%; or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Enhanced Death Benefit equals the greatest of: (1) current Contract Value, (2) total purchase payments (adjusted for withdrawals) accumulated at 5% per year, or (3) the highest Contract Value on any Contract Anniversary (adjusted for withdrawals). The Enhanced Death Benefit is payable only in a lump sum.

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

   o If received under an annuity payment option, they are taxed in the same manner as annuity payments.

   o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal.


WITHDRAWALS:

     Before annuitization you can send us a written request to withdraw all or part of your Contract Value. After a partial withdrawal, the remaining Contract Value must be at least $2,000. Currently, a partial withdrawal must be at least $500. A withdrawal may be subject to federal income tax and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     A Withdrawal Charge will apply to certain full and partial withdrawals and certain annuitization transactions for Standard, B Plus, L and P Class Contracts. On full withdrawals the annual contract administrative fee will be deducted. No Withdrawal Charge applies to C Class Contracts. We reserve the right to deduct a premium tax charge on full and partial withdrawals in some states.

     On a Standard, B Plus, L, or P Class Contract in any Contract Year you can make a withdrawal of a portion of your purchase payments free from any Withdrawal Charge (the "free withdrawal amount"). In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments or the quarterly amount does not exceed 1/4 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge.

     A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses--Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit).


OTHER

     We are obligated to pay all money we owe under the Contracts, including death benefits, annuity payments, and amounts due under a GMIB, GWB, LWG or GMAB. Any such amounts that exceed the assets in the Variable Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "THE VARIABLE ACCOUNT.")

REPLACEMENT OF CONTRACTS

     EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a Withdrawal Charge. The account value of this Contract attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the Withdrawal Charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

     OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

                                   FEE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Premium and Other Tax Charges" for more information.


CONTRACT OWNER TRANSACTION EXPENSES


      Sales Charge Imposed on Purchase Payments..........................         None
      Withdrawal Charge (as a percentage of each purchase payment).......     9% declining
                                                                            annually -- see
                                                                                Note(1)
      Transfer Fee(2)....................................................   $25

NOTES:
(1) The Withdrawal Charge is a declining percentage of each purchase payment and varies by Contract Class, as follows:


NUMBER OF COMPLETE
YEARS FROM RECEIPT OF             STANDARD CLASS     B PLUS CLASS     L CLASS     P CLASS     C CLASS
PURCHASE PAYMENT                      CHARGE            CHARGE         CHARGE      CHARGE     CHARGE
------------------------------   ----------------   --------------   ---------   ---------   --------
      0.......................   7%                 9%               7%          8%          None
      1.......................   6%                 8%               6%          8%
      2.......................   6%                 8%               5%          8%
      3.......................   5%                 7%               0%          7%
      4.......................   4%                 6%               0%          6%
      5.......................   3%                 5%               0%          5%
      6.......................   2%                 4%               0%          4%
      7.......................   0%                 2%               0%          3%
      8.......................   0%                 2%               0%          2%
      9 and thereafter........   0%                 0%               0%          0%

(2) Currently, we do not charge this fee. We reserve the right to limit the number and dollar amount of transfers and impose a transfer fee of up to $25. We will not restrict transfers to less than 12 per Contract Year.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.


VARIABLE ACCOUNT ANNUAL EXPENSES*
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS)

       Asset-Based Insurance Charge for all subaccounts except the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)


DEATH BENEFIT:**                              STANDARD CLASS   B PLUS CLASS(2)   C CLASS   L CLASS   P CLASS
-------------------------------------------- ---------------- ----------------- --------- --------- --------
      Standard Death Benefit................      1.25%            1.60%         1.60%     1.50%     1.15%
      Annual Step-Up Death Benefit..........      1.45%            1.80%         1.80%     1.70%     1.35%
      Greater of Annual Step-Up or 5% Annual
        Increase Death Benefit..............      1.60%            1.95%         1.95%     1.85%     1.50%

          Asset-Based Insurance Charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)

DEATH BENEFIT:**                              STANDARD CLASS   B PLUS CLASS(2)   C CLASS   L CLASS   P CLASS
-------------------------------------------- ---------------- ----------------- --------- --------- --------
      Standard Death Benefit................      1.50%            1.85%         1.85%     1.75%     1.40%
      Annual Step-Up Death Benefit..........      1.70%            2.05%         2.05%     1.95%     1.60%
      Greater of Annual Step-Up or 5% Annual
        Increase Death Benefit..............      1.85%            2.20%         2.20%     2.10%     1.75%
      Earnings Preservation Benefit Rider(3).......................................................  0.25%

OTHER CONTRACT FEES


      Annual Contract Administrative Fee(4)........   $30

OPTIONAL BENEFIT RIDERS+


      Enhanced Death Benefit Rider (issue age 0-69)(5)........................     Maximum Guaranteed Charge:   1.50%
                                                                                              Current Charge:   0.75%
      Enhanced Death Benefit Rider (issue age 70-75)(5).......................     Maximum Guaranteed Charge:   1.50%
                                                                                              Current Charge:   0.95%
      Guaranteed Minimum Income Benefit (GMIB Plus II)(6).....................     Maximum Guaranteed Charge:   1.50%
                                                                                              Current Charge:   1.00%
      Guaranteed Minimum Income Benefit (GMIB Plus I)(6)......................     Maximum Guaranteed Charge:   1.50%
                                                                                              Current Charge:   0.80%
      Guaranteed Minimum Income Benefit (GMIB II or GMIB I)(6)................                Current Charge:   0.50%
      Guaranteed Withdrawal Benefit(7)........................................     Maximum Guaranteed Charge:   0.95%
                                                                                              Current Charge:   0.50%
      Enhanced Guaranteed Withdrawal Benefit(7)...............................     Maximum Guaranteed Charge:   1.00%
                                                                                              Current Charge:   0.55%
      Lifetime Withdrawal Guarantee II Benefit (Single Life Version)(8).......     Maximum Guaranteed Charge:   1.60%
                                                                                              Current Charge:   1.25%
      Lifetime Withdrawal Guarantee II Benefit (Joint Life Version)(8)........     Maximum Guaranteed Charge:   1.80%
                                                                                              Current Charge:   1.50%
      Lifetime Withdrawal Guarantee I Benefit (Single Life version)(8)........     Maximum Guaranteed Charge:   0.95%
                                                                                              Current Charge:   0.50%
      Lifetime Withdrawal Guarantee I Benefit (Joint Life version)(8).........     Maximum Guaranteed Charge:   1.40%
                                                                                              Current Charge:   0.70%
      Guaranteed Minimum Accumulation Benefit(9)..............................                Current Charge:   0.75%

NOTES:


*     We are waiving the Asset Based Insurance Charge in the following amounts:
      (a) 0.08% for the Subaccount investing in the Brighthouse/Wellington Large Cap Research Portfolio and (b) the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.


** Please see "Optional Benefit Riders" below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the death benefit base and deducted annually from your Contract Value.

+ You may only elect one living benefit rider at a time. Certain riders are no longer available for purchase. (See "Living Benefits.") The GMIB Plus II rider is the only living benefit rider that may be elected with the Enhanced Death Benefit rider. For Contracts issued on or after May 1, 2011, the Earnings Preservation Benefit Rider may not be elected with the Enhanced Death Benefit Rider.

(1) For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. After annuitization, the amount of the Asset-Based Insurance Charge for each Class will be the charge that would apply for the standard death benefit; except that for the B Plus Class and the P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization (1.50% for the

   American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts). We reserve the right to impose an increased Asset-Based Insurance Charge on other subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

(2) The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.

(3) The charge for the Earnings Preservation Benefit Rider will not be assessed after annuitization.

(4) We will also deduct this fee on full withdrawal (regardless of contract size) and pro rata on annuitization. This fee will not be deducted during the accumulation period or on annuitization for Contracts with a Contract Value of $50,000 or more. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment.

(5) The Enhanced Death Benefit rider charge is imposed on the death benefit base annually in arrears on each Contract Anniversary (prior to taking into account any Optional Step-Up). The death benefit base is initially set at an amount equal to your initial purchase payment. The death benefit base is adjusted for subsequent purchase payments and withdrawals. See "THE CONTRACTS--Enhanced Death Benefit" for a definition of the term death benefit base. If you elect an Optional Step-Up, we may increase the charge. Different charges for the Enhanced Death Benefit were in effect prior to May 4, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Enhanced Death Benefit Rider" for more information.

(6) For Contracts issued in New York State only, the GMIB Plus II rider charge is 0.95%. The Guaranteed Minimum Income Benefit rider charge is imposed on the Income Base annually in arrears on each Contract Anniversary (for GMIB Plus I and GMIB Plus II, prior to taking into account any Optional Reset/Step-Up). The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Income Base is based on the greater of premiums accumulated with interest and the greatest anniversary value for the Contract, subject to certain limitations. The charge for the Guaranteed Minimum Income Benefit will not be assessed after annuitization. If you elect an Optional Reset under GMIB Plus I or an Optional Step-Up under GMIB Plus II, we may increase the charge but the charge will not exceed the maximum charge listed in this table. Different charges for GMIB II and GMIB I were in effect prior to May 1, 2005. Different charges for GMIB Plus I were in effect prior to February 26, 2007. Different charges for GMIB Plus II were in effect prior to February 24, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Guaranteed Minimum Income Benefit Rider" and "GUARANTEED INCOME BENEFITS" for more information.

(7) The Guaranteed Withdrawal Benefit rider charge is imposed on the Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Guaranteed Withdrawal Amount initially equals your purchase payments (and any applicable GWB Bonus Amount). If you elect an Optional Reset as permitted under this benefit, we may increase the Guaranteed Withdrawal Benefit charge to the then current charge applicable to the same rider, but no more than the maximum percentage of the Guaranteed Withdrawal Amount stated above. Different charges for Enhanced Guaranteed Withdrawal Benefit were in effect prior to July 16, 2007. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit Rider" and "GUARANTEED WITHDRAWAL BENEFITS" for more information.

(8) The Lifetime Withdrawal Guarantee rider charge is imposed on the Total Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary (after applying any 7.25% Compounding Income Amount (6% in New York) and prior to taking into account any Automatic Annual Step-Up). The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Total Guaranteed Withdrawal Amount initially equals your initial Purchase Payments. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the charge. Different charges for LWG II were in effect prior to February 24, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit Rider" and "GUARANTEED WITHDRAWAL BENEFITS" for more information.

(9) The Guaranteed Minimum Accumulation Benefit Rider Charge is imposed on the Guaranteed Accumulation Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from the Asset Allocation subaccount and the EDCA Guaranteed Account. The Guaranteed Accumulation Amount equals a percentage of the purchase payments you made during the first 120 days that you held the Contract, less reductions for any withdrawals (and related Withdrawal Charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected at issue. See "GUARANTEED MINIMUM ACCUMULATION BENEFIT" for more information.


     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
Total Annual Eligible Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.52%       1.34%


ELIGIBLE FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

     The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.



                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                    FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund...................    0.36%         0.25%      0.02%
American Funds Global Small
 Capitalization Fund.......................    0.70%         0.25%      0.04%
American Funds Growth Fund.................    0.33%         0.25%      0.02%
American Funds Growth-Income Fund..........    0.27%         0.25%      0.02%
BRIGHTHOUSE FUNDS TRUST I
AB Global Dynamic Allocation
 Portfolio -- Class B......................    0.61%         0.25%      0.03%
Allianz Global Investors Dynamic
 Multi-Asset Plus Portfolio -- Class B.....    0.68%         0.25%      0.27%
American Funds(R) Balanced Allocation
 Portfolio -- Class C......................    0.06%         0.55%        --
American Funds(R) Growth Allocation
 Portfolio -- Class C......................    0.06%         0.55%      0.01%
American Funds(R) Moderate Allocation
 Portfolio -- Class C......................    0.06%         0.55%      0.01%
AQR Global Risk Balanced Portfolio --
 Class B...................................    0.61%         0.25%      0.03%
BlackRock Global Tactical Strategies
 Portfolio -- Class B......................    0.66%         0.25%      0.01%
Brighthouse Asset Allocation 100
 Portfolio -- Class B......................    0.07%         0.25%      0.01%
Brighthouse Balanced Plus Portfolio --
 Class B...................................    0.24%         0.25%      0.01%
Brighthouse/Franklin Low Duration Total
 Return Portfolio -- Class B...............    0.49%         0.25%      0.05%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B.............    0.56%         0.25%      0.03%
Clarion Global Real Estate Portfolio --
 Class B...................................    0.61%         0.25%      0.04%
ClearBridge Aggressive Growth
 Portfolio -- Class B......................    0.56%         0.25%      0.01%
ClearBridge Aggressive Growth
 Portfolio -- Class E+.....................    0.56%         0.15%      0.01%



                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                 EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund...................   --          0.63%       --              0.63%
American Funds Global Small
 Capitalization Fund.......................   --          0.99%       --              0.99%
American Funds Growth Fund.................   --          0.60%       --              0.60%
American Funds Growth-Income Fund..........   --          0.54%       --              0.54%
BRIGHTHOUSE FUNDS TRUST I
AB Global Dynamic Allocation
 Portfolio -- Class B...................... 0.01%         0.90%     0.02%             0.88%
Allianz Global Investors Dynamic
 Multi-Asset Plus Portfolio -- Class B..... 0.03%         1.23%       --              1.23%
American Funds(R) Balanced Allocation
 Portfolio -- Class C...................... 0.42%         1.03%       --              1.03%
American Funds(R) Growth Allocation
 Portfolio -- Class C...................... 0.43%         1.05%       --              1.05%
American Funds(R) Moderate Allocation
 Portfolio -- Class C...................... 0.40%         1.02%       --              1.02%
AQR Global Risk Balanced Portfolio --
 Class B................................... 0.06%         0.95%     0.01%             0.94%
BlackRock Global Tactical Strategies
 Portfolio -- Class B...................... 0.09%         1.01%     0.03%             0.98%
Brighthouse Asset Allocation 100
 Portfolio -- Class B...................... 0.68%         1.01%       --              1.01%
Brighthouse Balanced Plus Portfolio --
 Class B................................... 0.42%         0.92%     0.01%             0.91%
Brighthouse/Franklin Low Duration Total
 Return Portfolio -- Class B...............   --          0.79%     0.02%             0.77%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B.............   --          0.84%     0.04%             0.80%
Clarion Global Real Estate Portfolio --
 Class B...................................   --          0.90%       --              0.90%
ClearBridge Aggressive Growth
 Portfolio -- Class B......................   --          0.82%     0.02%             0.80%
ClearBridge Aggressive Growth
 Portfolio -- Class E+.....................   --          0.72%     0.02%             0.70%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                     FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
Harris Oakmark International
 Portfolio -- Class B.......................    0.77%         0.25%        0.04%
Harris Oakmark International
 Portfolio -- Class E+......................    0.77%         0.15%        0.04%
Invesco Balanced-Risk Allocation
 Portfolio -- Class B.......................    0.64%         0.25%        0.03%
Invesco Mid Cap Value Portfolio --
 Class B....................................    0.65%         0.25%        0.03%
Invesco Small Cap Growth Portfolio --
 Class B....................................    0.85%         0.25%        0.03%
JPMorgan Global Active Allocation
 Portfolio -- Class B.......................    0.72%         0.25%        0.05%
Loomis Sayles Global Markets
 Portfolio -- Class B.......................    0.70%         0.25%        0.08%
MetLife Multi-Index Targeted Risk
 Portfolio -- Class B.......................    0.17%         0.25%        0.01%
MFS(R) Research International
 Portfolio -- Class B.......................    0.70%         0.25%        0.04%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.......................    0.65%         0.25%        0.05%
Oppenheimer Global Equity Portfolio --
 Class B....................................    0.66%         0.25%        0.05%
PanAgora Global Diversified Risk
 Portfolio -- Class B.......................    0.65%         0.25%        0.40%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................    0.47%         0.25%        0.28%
PIMCO Total Return Portfolio -- Class B.....    0.48%         0.25%        0.05%
Pyramis(R) Government Income
 Portfolio -- Class B.......................    0.42%         0.25%        0.03%
Pyramis(R) Managed Risk Portfolio --
 Class B....................................    0.45%         0.25%        0.03%
Schroders Global Multi-Asset
 Portfolio -- Class B.......................    0.64%         0.25%        0.07%
SSGA Growth and Income ETF
 Portfolio -- Class B.......................    0.31%         0.25%        0.01%
SSGA Growth ETF Portfolio -- Class B........    0.32%         0.25%        0.02%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................    0.75%         0.25%        0.03%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class B.......................    0.80%         0.25%        0.05%
Baillie Gifford International Stock
 Portfolio -- Class E+......................    0.80%         0.15%        0.05%
BlackRock Bond Income Portfolio --
 Class B....................................    0.33%         0.25%        0.04%
BlackRock Capital Appreciation
 Portfolio -- Class B.......................    0.70%         0.25%        0.02%



                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                  EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
Harris Oakmark International
 Portfolio -- Class B.......................   --          1.06%     0.02%             1.04%
Harris Oakmark International
 Portfolio -- Class E+......................   --          0.96%     0.02%             0.94%
Invesco Balanced-Risk Allocation
 Portfolio -- Class B....................... 0.03%         0.95%     0.03%             0.92%
Invesco Mid Cap Value Portfolio --
 Class B.................................... 0.05%         0.98%     0.02%             0.96%
Invesco Small Cap Growth Portfolio --
 Class B....................................   --          1.13%     0.02%             1.11%
JPMorgan Global Active Allocation
 Portfolio -- Class B.......................   --          1.02%     0.04%             0.98%
Loomis Sayles Global Markets
 Portfolio -- Class B.......................   --          1.03%       --              1.03%
MetLife Multi-Index Targeted Risk
 Portfolio -- Class B....................... 0.22%         0.65%       --              0.65%
MFS(R) Research International
 Portfolio -- Class B.......................   --          0.99%     0.06%             0.93%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.......................   --          0.95%     0.01%             0.94%
Oppenheimer Global Equity Portfolio --
 Class B....................................   --          0.96%     0.10%             0.86%
PanAgora Global Diversified Risk
 Portfolio -- Class B....................... 0.04%         1.34%       --              1.34%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................   --          1.00%     0.01%             0.99%
PIMCO Total Return Portfolio -- Class B.....   --          0.78%     0.03%             0.75%
Pyramis(R) Government Income
 Portfolio -- Class B.......................   --          0.70%       --              0.70%
Pyramis(R) Managed Risk Portfolio --
 Class B.................................... 0.47%         1.20%     0.10%             1.10%
Schroders Global Multi-Asset
 Portfolio -- Class B....................... 0.01%         0.97%       --              0.97%
SSGA Growth and Income ETF
 Portfolio -- Class B....................... 0.22%         0.79%       --              0.79%
SSGA Growth ETF Portfolio -- Class B........ 0.24%         0.83%       --              0.83%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................   --          1.03%       --              1.03%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class B.......................   --          1.10%     0.12%             0.98%
Baillie Gifford International Stock
 Portfolio -- Class E+......................   --          1.00%     0.12%             0.88%
BlackRock Bond Income Portfolio --
 Class B....................................   --          0.62%       --              0.62%
BlackRock Capital Appreciation
 Portfolio -- Class B.......................   --          0.97%     0.09%             0.88%

                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                      FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
BlackRock Capital Appreciation
 Portfolio -- Class E+.......................    0.70%         0.15%      0.02%
BlackRock Large Cap Value Portfolio --
 Class B.....................................    0.63%         0.25%      0.03%
BlackRock Large Cap Value Portfolio --
 Class E+....................................    0.63%         0.15%      0.03%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class B........................    0.35%         0.25%      0.03%
Brighthouse Asset Allocation 20
 Portfolio -- Class B........................    0.09%         0.25%      0.03%
Brighthouse Asset Allocation 40
 Portfolio -- Class B........................    0.06%         0.25%        --
Brighthouse Asset Allocation 60
 Portfolio -- Class B........................    0.05%         0.25%        --
Brighthouse Asset Allocation 80
 Portfolio -- Class B........................    0.05%         0.25%      0.01%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class B........................    0.82%         0.25%      0.03%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class E+.......................    0.82%         0.15%      0.03%
Brighthouse/Wellington Balanced
 Portfolio -- Class B........................    0.46%         0.25%      0.09%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class B..........    0.70%         0.25%      0.02%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class E+.........    0.70%         0.15%      0.02%
Frontier Mid Cap Growth Portfolio --
 Class B.....................................    0.72%         0.25%      0.03%
Jennison Growth Portfolio -- Class B.........    0.60%         0.25%      0.02%
Jennison Growth Portfolio -- Class E+........    0.60%         0.15%      0.02%
Loomis Sayles Small Cap Core
 Portfolio -- Class B........................    0.90%         0.25%      0.06%
Loomis Sayles Small Cap Core
 Portfolio -- Class E+.......................    0.90%         0.15%      0.06%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B........................    0.90%         0.25%      0.06%
MetLife Aggregate Bond Index
 Portfolio -- Class B........................    0.25%         0.25%      0.03%
MetLife Mid Cap Stock Index
 Portfolio -- Class B........................    0.25%         0.25%      0.05%
MetLife MSCI EAFE(R) Index Portfolio --
 Class B.....................................    0.30%         0.25%      0.08%
MetLife Russell 2000(R) Index
 Portfolio -- Class B........................    0.25%         0.25%      0.06%
MetLife Stock Index Portfolio --
 Class B.....................................    0.25%         0.25%      0.02%
MFS(R) Total Return Portfolio -- Class B.....    0.56%         0.25%      0.05%
MFS(R) Value Portfolio -- Class B............    0.70%         0.25%      0.02%



                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                   EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------- ----------- ----------- --------------- -----------
BlackRock Capital Appreciation
 Portfolio -- Class E+.......................   --          0.87%     0.09%             0.78%
BlackRock Large Cap Value Portfolio --
 Class B.....................................   --          0.91%     0.03%             0.88%
BlackRock Large Cap Value Portfolio --
 Class E+....................................   --          0.81%     0.03%             0.78%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class B........................   --          0.63%     0.02%             0.61%
Brighthouse Asset Allocation 20
 Portfolio -- Class B........................ 0.53%         0.90%     0.02%             0.88%
Brighthouse Asset Allocation 40
 Portfolio -- Class B........................ 0.57%         0.88%       --              0.88%
Brighthouse Asset Allocation 60
 Portfolio -- Class B........................ 0.60%         0.90%       --              0.90%
Brighthouse Asset Allocation 80
 Portfolio -- Class B........................ 0.64%         0.95%       --              0.95%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class B........................   --          1.10%       --              1.10%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class E+.......................   --          1.00%       --              1.00%
Brighthouse/Wellington Balanced
 Portfolio -- Class B........................   --          0.80%       --              0.80%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class B..........   --          0.97%     0.11%             0.86%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class E+.........   --          0.87%     0.11%             0.76%
Frontier Mid Cap Growth Portfolio --
 Class B.....................................   --          1.00%     0.02%             0.98%
Jennison Growth Portfolio -- Class B.........   --          0.87%     0.08%             0.79%
Jennison Growth Portfolio -- Class E+........   --          0.77%     0.08%             0.69%
Loomis Sayles Small Cap Core
 Portfolio -- Class B........................ 0.04%         1.25%     0.08%             1.17%
Loomis Sayles Small Cap Core
 Portfolio -- Class E+....................... 0.04%         1.15%     0.08%             1.07%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B........................   --          1.21%     0.09%             1.12%
MetLife Aggregate Bond Index
 Portfolio -- Class B........................   --          0.53%     0.01%             0.52%
MetLife Mid Cap Stock Index
 Portfolio -- Class B........................ 0.01%         0.56%       --              0.56%
MetLife MSCI EAFE(R) Index Portfolio --
 Class B..................................... 0.01%         0.64%       --              0.64%
MetLife Russell 2000(R) Index
 Portfolio -- Class B........................ 0.01%         0.57%       --              0.57%
MetLife Stock Index Portfolio --
 Class B.....................................   --          0.52%     0.01%             0.51%
MFS(R) Total Return Portfolio -- Class B.....   --          0.86%       --              0.86%
MFS(R) Value Portfolio -- Class B............   --          0.97%     0.14%             0.83%

                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                   FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
MFS(R) Value Portfolio -- Class E+........    0.70%         0.15%        0.02%
Neuberger Berman Genesis Portfolio --
 Class B..................................    0.81%         0.25%        0.04%
Neuberger Berman Genesis Portfolio --
 Class E+.................................    0.81%         0.15%        0.04%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.....................    0.60%         0.25%        0.02%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.....................    0.47%         0.25%        0.03%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B..................................    0.57%         0.25%        0.03%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class E+.................................    0.57%         0.15%        0.03%
Western Asset Management
 U.S. Government Portfolio -- Class B.....    0.47%         0.25%        0.03%
Western Asset Management
 U.S. Government Portfolio --
 Class E+.................................    0.47%         0.15%        0.03%



                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
MFS(R) Value Portfolio -- Class E+........   --          0.87%     0.14%             0.73%
Neuberger Berman Genesis Portfolio --
 Class B..................................   --          1.10%     0.01%             1.09%
Neuberger Berman Genesis Portfolio --
 Class E+.................................   --          1.00%     0.01%             0.99%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.....................   --          0.87%     0.02%             0.85%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.....................   --          0.75%       --              0.75%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B.................................. 0.01%         0.86%     0.05%             0.81%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class E+................................. 0.01%         0.76%     0.05%             0.71%
Western Asset Management
 U.S. Government Portfolio -- Class B.....   --          0.75%     0.01%             0.74%
Western Asset Management
 U.S. Government Portfolio --
 Class E+.................................   --          0.65%     0.01%             0.64%


+     Class E shares of this portfolio are offered only for Contracts issued prior to May 1, 2004.



     The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.


     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES

     These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses.(1)

     The examples assume that the Contract has (i) the Enhanced Death Benefit,
(ii) the Guaranteed Minimum Income Benefit Rider (GMIB Plus II) and assuming the maximum charge permitted on an Optional Reset of 1.50% applies in all Contract years and (iii) the Earnings Preservation Benefit.

     EXAMPLE 1. This Example assumes that you invest $10,000 in a Standard
                                                                  --------
Class Contract for the time periods indicated. The Example also assumes that
--------------
your investment has a 5% return each year and assumes the (a) maximum and

(b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,314     $2,418      $3,476      $6,464
  (b).........    $1,232     $2,180      $3,092      $5,774


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $614      $1,818      $3,076      $6,464
  (b).........     $532      $1,580      $2,692      $5,774


     EXAMPLE 2. This Example assumes that you invest $10,000 in a B Plus Class
                                                                  ------------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,574     $2,834      $4,100      $7,625
  (b).........    $1,489     $2,579      $3,675      $6,787


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $674      $2,034      $3,500      $7,625
  (b).........     $589      $1,779      $3,075      $6,787


     EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class
                                                                  -------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract, do not surrender your Contract, annuitize or do not annuitize at the end of the applicable time period (no Withdrawal Charges apply to the C Class):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $649      $1,919      $3,235      $6,740
  (b).........     $567      $1,682      $2,857      $6,075


     EXAMPLE 4. This Example assumes that you invest $10,000 in an L Class
                                                                   -------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,339     $2,390      $3,190      $6,662
  (b).........    $1,257     $2,153      $2,810      $5,990

     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $639      $1,890      $3,190      $6,662
  (b).........     $557      $1,653      $2,810      $5,990


     EXAMPLE 5. This Example assumes that you invest $10,000 in an P Class
                                                                   -------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,404     $2,590      $3,629      $6,383
  (b).........    $1,322     $2,351      $3,244      $5,685


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $604      $1,790      $3,029      $6,383
  (b).........     $522      $1,551      $2,644      $5,685


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

NOTES:
(1) The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The examples use an average Contract Administrative Fee of 0.029% for the Standard Class; 0.029% for the B Plus Class; 0.030% for the C Class; 0.026% for the L Class; and 0.025% for the P Class. (See note (4) to the Variable Account Annual Expenses table.)

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (see "Withdrawal Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (see "ACCUMULATION UNIT VALUES (Condensed Financial Information)").


                                  THE COMPANY


     We were organized as a stock life insurance company in Delaware in 1980 and are currently subject to the laws of The Commonwealth of Massachusetts. We are authorized to operate in all states, and the District of Columbia. We are a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company is located at One Financial Center, Boston, Massachusetts 02111.

     PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

     To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10. Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001- 37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/ companysearch.html.

     No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the Company's financial strength and claims-paying ability.



                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Any such amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Variable Account are also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

     The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS


     An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC, "Brighthouse Advisers") or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Advisers was known as "MetLife Advisers, LLC." These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser (other than our affiliate, Brighthouse Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Advisers, which is formed as a "limited liability company". Our ownership interest in Brighthouse Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)


     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for the amounts of the 12b-1 fees.) An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "DISTRIBUTION OF THE CONTRACTS.") Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the subaccounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among the subaccounts (including the Fixed Account, with certain exceptions) as you choose at any one time (subject to limitation). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. If you wish to allocate a subsequent purchase payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. You must allocate a minimum of $500 to each account you select unless the Company consents to lower amounts. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

     You'll find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.


     You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5897. You can also get information about the Eligible Funds (including a copy of their Statements of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.




ELIGIBLE FUND                           INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
-------------------------------------   ---------------------------------------   -------------------------------------
AMERICAN FUNDS INSURANCE
 SERIES(R)
American Funds Bond Fund                Seeks as high a level of current          Capital Research and Management
                                        income as is consistent with the          Company
                                        preservation of capital.
American Funds Global Small             Seeks long-term growth of capital.        Capital Research and Management
 Capitalization Fund                                                              Company
American Funds Growth Fund              Seeks growth of capital.                  Capital Research and Management
                                                                                  Company
American Funds Growth-Income            Seeks long-term growth of capital         Capital Research and Management
 Fund                                   and income.                               Company
BRIGHTHOUSE FUNDS TRUST I
AB Global Dynamic Allocation            Seeks capital appreciation and            Brighthouse Investment Advisers, LLC
 Portfolio                              current income.                           Subadviser: AllianceBernstein L.P.
Allianz Global Investors Dynamic        Seeks total return.                       Brighthouse Investment Advisers, LLC
 Multi-Asset Plus Portfolio                                                       Subadviser: Allianz Global Investors
                                                                                  U.S. LLC
American Funds(R) Balanced              Seeks a balance between a high            Brighthouse Investment Advisers, LLC
 Allocation Portfolio                   level of current income and growth
                                        of capital, with a greater emphasis
                                        on growth of capital.
American Funds(R) Growth Allocation     Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
American Funds(R) Moderate              Seeks a high total return in the form     Brighthouse Investment Advisers, LLC
 Allocation Portfolio                   of income and growth of capital, with
                                        a greater emphasis on income.

ELIGIBLE FUND                            INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
--------------------------------------   ---------------------------------------   -----------------------------------------
AQR Global Risk Balanced Portfolio       Seeks total return.                       Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies     Seeks capital appreciation and            Brighthouse Investment Advisers, LLC
 Portfolio                               current income.                           Subadviser: BlackRock Financial
                                                                                   Management, Inc.
Brighthouse Asset Allocation 100         Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse Balanced Plus Portfolio      Seeks a balance between a high            Brighthouse Investment Advisers, LLC
                                         level of current income and growth        Subadviser: Overlay Portion: Pacific
                                         of capital, with a greater emphasis       Investment Management Company LLC
                                         on growth of capital.
Brighthouse/Franklin Low Duration        Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Total Return Portfolio                  while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                         shareholders' capital.
Brighthouse/Wellington Large Cap         Seeks long-term capital                   Brighthouse Investment Advisers, LLC
 Research Portfolio                      appreciation.                             Subadviser: Wellington Management
                                                                                   Company LLP
Clarion Global Real Estate Portfolio     Seeks total return through                Brighthouse Investment Advisers, LLC
                                         investment in real estate securities,     Subadviser: CBRE Clarion Securities LLC
                                         emphasizing both capital
                                         appreciation and current income.
ClearBridge Aggressive Growth            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: ClearBridge Investments, LLC
Harris Oakmark International             Seeks long-term capital                   Brighthouse Investment Advisers, LLC
 Portfolio                               appreciation.                             Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation         Seeks total return.                       Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio          Seeks high total return by investing      Brighthouse Investment Advisers, LLC
                                         in equity securities of mid-sized         Subadviser: Invesco Advisers, Inc.
                                         companies.
Invesco Small Cap Growth Portfolio       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Invesco Advisers, Inc.
JPMorgan Global Active Allocation        Seeks capital appreciation and            Brighthouse Investment Advisers, LLC
 Portfolio                               current income.                           Subadviser: J.P. Morgan Investment
                                                                                   Management Inc.
Loomis Sayles Global Markets             Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio                               through a combination of capital          Subadviser: Loomis, Sayles & Company,
                                         appreciation and income.                  L.P.
MetLife Multi-Index Targeted Risk        Seeks a balance between growth of         Brighthouse Investment Advisers, LLC
 Portfolio                               capital and current income, with a        Subadviser: Overlay Portion: MetLife
                                         greater emphasis on growth of             Investment Advisors, LLC
                                         capital.
MFS(R) Research International            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Massachusetts Financial
                                                                                   Services Company
Morgan Stanley Mid Cap Growth            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Morgan Stanley Investment
                                                                                   Management Inc.
Oppenheimer Global Equity Portfolio      Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: OppenheimerFunds, Inc.

ELIGIBLE FUND                           INVESTMENT OBJECTIVE                       INVESTMENT ADVISER/SUBADVISER
-------------------------------------   ----------------------------------------   -------------------------------------------
PanAgora Global Diversified Risk        Seeks total return.                        Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: PanAgora Asset Management,
                                                                                   Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                 Brighthouse Investment Advisers, LLC
 Portfolio                              consistent with preservation of            Subadviser: Pacific Investment
                                        capital and prudent investment             Management Company LLC
                                        management.
PIMCO Total Return Portfolio            Seeks maximum total return,                Brighthouse Investment Advisers, LLC
                                        consistent with the preservation of        Subadviser: Pacific Investment
                                        capital and prudent investment             Management Company LLC
                                        management.
Pyramis(R) Government Income            Seeks a high level of current income,      Brighthouse Investment Advisers, LLC
 Portfolio                              consistent with preservation of            Subadviser: FIAM LLC
                                        principal.
Pyramis(R) Managed Risk Portfolio       Seeks total return.                        Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: FIAM LLC
Schroders Global Multi-Asset            Seeks capital appreciation and             Brighthouse Investment Advisers, LLC
 Portfolio                              current income.                            Subadvisers: Schroder Investment
                                                                                   Management North America Inc.; Schroder
                                                                                   Investment Management North America
                                                                                   Limited
SSGA Growth and Income ETF              Seeks growth of capital and income.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio               Seeks growth of capital.                   Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth            Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: T. Rowe Price Associates, Inc.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock     Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Baillie Gifford Overseas
                                                                                   Limited
BlackRock Bond Income Portfolio         Seeks a competitive total return           Brighthouse Investment Advisers, LLC
                                        primarily from investing in                Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio     Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond         Seeks a high level of current income       Brighthouse Investment Advisers, LLC
 Portfolio                              consistent with preservation of            Subadviser: BlackRock Advisors, LLC
                                        capital.
Brighthouse Asset Allocation 20         Seeks a high level of current income,      Brighthouse Investment Advisers, LLC
 Portfolio                              with growth of capital as a
                                        secondary objective.
Brighthouse Asset Allocation 40         Seeks high total return in the form of     Brighthouse Investment Advisers, LLC
 Portfolio                              income and growth of capital, with a
                                        greater emphasis on income.

ELIGIBLE FUND                            INVESTMENT OBJECTIVE                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------   --------------------------------------   -----------------------------------------
Brighthouse Asset Allocation 60          Seeks a balance between a high           Brighthouse Investment Advisers, LLC
 Portfolio                               level of current income and growth
                                         of capital, with a greater emphasis
                                         on growth of capital.
Brighthouse Asset Allocation 80          Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value        Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                        Subadviser: Artisan Partners Limited
                                                                                  Partnership
Brighthouse/Wellington Balanced          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio                               with some current income.                Subadviser: Wellington Management
                                                                                  Company LLP
Brighthouse/Wellington Core Equity       Seeks to provide a growing stream        Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                 of income over time and,                 Subadviser: Wellington Management
                                         secondarily, long-term capital           Company LLP
                                         appreciation and current income.
Frontier Mid Cap Growth Portfolio        Seeks maximum capital                    Brighthouse Investment Advisers, LLC
                                         appreciation.                            Subadviser: Frontier Capital Management
                                                                                  Company, LLC
Jennison Growth Portfolio                Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                  Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core             Seeks long-term capital growth from      Brighthouse Investment Advisers, LLC
 Portfolio                               investments in common stocks or          Subadviser: Loomis, Sayles & Company,
                                         other equity securities.                 L.P.
Loomis Sayles Small Cap Growth           Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                        Subadviser: Loomis, Sayles & Company,
                                                                                  L.P.
MetLife Aggregate Bond Index             Seeks to track the performance of        Brighthouse Investment Advisers, LLC
 Portfolio                               the Bloomberg Barclays                   Subadviser: MetLife Investment Advisors,
                                         U.S. Aggregate Bond Index.               LLC
MetLife Mid Cap Stock Index              Seeks to track the performance of        Brighthouse Investment Advisers, LLC
 Portfolio                               the Standard & Poor's MidCap 400(R)      Subadviser: MetLife Investment Advisors,
                                         Composite Stock Price Index.             LLC
MetLife MSCI EAFE(R) Index Portfolio     Seeks to track the performance of        Brighthouse Investment Advisers, LLC
                                         the MSCI EAFE(R) Index.                  Subadviser: MetLife Investment Advisors,
                                                                                  LLC
MetLife Russell 2000(R) Index            Seeks to track the performance of        Brighthouse Investment Advisers, LLC
 Portfolio                               the Russell 2000(R) Index.               Subadviser: MetLife Investment Advisors,
                                                                                  LLC
MetLife Stock Index Portfolio            Seeks to track the performance of        Brighthouse Investment Advisers, LLC
                                         the Standard & Poor's 500(R)             Subadviser: MetLife Investment Advisors,
                                         Composite Stock Price Index.             LLC
MFS(R) Total Return Portfolio            Seeks a favorable total return           Brighthouse Investment Advisers, LLC
                                         through investment in a diversified      Subadviser: Massachusetts Financial
                                         portfolio.                               Services Company
MFS(R) Value Portfolio                   Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                  Subadviser: Massachusetts Financial
                                                                                  Services Company
Neuberger Berman Genesis Portfolio       Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
                                         principally of capital appreciation.     Subadviser: Neuberger Berman Investment
                                                                                  Advisers LLC

ELIGIBLE FUND                      INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
--------------------------------   ---------------------------------------   -------------------------------------------
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                   Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                   Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management           Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Strategic Bond Opportunities      consistent with preservation of           Subadviser: Western Asset Management
 Portfolio                         capital.                                  Company
Western Asset Management           Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio         consistent with preservation of           Subadviser: Western Asset Management
                                   capital and maintenance of liquidity.     Company


     The Eligible Funds listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").

       (a) AB Global Dynamic Allocation Portfolio

       (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

       (c) AQR Global Risk Balanced Portfolio

       (d) BlackRock Global Tactical Strategies Portfolio


       (e) Brighthouse Balanced Plus Portfolio

       (f) Invesco Balanced Risk Allocation Portfolio

       (g) JPMorgan Global Active Allocation Portfolio


       (h) MetLife Multi-Index Targeted Risk Portfolio

       (i) PanAgora Global Diversified Risk Portfolio

       (j) Pyramis(R) Managed Risk Portfolio

       (k) Schroders Global Multi-Asset Portfolio

     Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Eligible Funds from investing in stocks or bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Eligible Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Eligible Funds may offer the potential for higher returns.

     If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Eligible Funds. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider Income Base from investment losses. Since the rider Income Base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Eligible Funds prospectuses for more information in general, as well as more information about the managed volatility strategy.


SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract.

When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The classes of shares available under the Contract are listed in the Annual Eligible Fund Fees and Expenses table.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close subaccounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Ultra-Short Term Bond Subaccount.


                                 FIXED ACCOUNT

     You may allocate purchase payments to the Fixed Account in states that have approved this option (except for Contracts purchased on or after May 1, 2003 for which the C Class has been selected, Contracts which are purchased in New York or Washington if any living benefit rider is selected). The Fixed Account is not available if the GMAB is selected. The Fixed Account is a part of our general account and offers a guaranteed interest rate. (See "THE OPERATION OF THE FIXED ACCOUNT" for more information.) During annuitization, the Fixed Account is not available but a fixed payment option is available. All guarantees as to purchase payments or Contract Value allocated to the Fixed Account, interest credited to the Fixed Account, and amounts paid under a fixed payment option are subject to our financial strength and claims-paying ability.


                                 THE CONTRACTS

     We will issue the Standard Class, C Class, L Class and P Class contracts to an individual through the age of 85 in all states except New York. In New York we will issue the Standard Class to an individual through the age of 82; the L Class and C Class through the age of 85; and the P Class through the age of 80. The maximum issue age for the B Plus Class (for an individual or joint contract owners) is through the age of 80 in all states. Unless otherwise noted, information provided in each section is applicable to all contract classes.

     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. THE ASSET-BASED INSURANCE CHARGE AMOUNTS DESCRIBED BELOW WILL INCREASE BY 0.25% FOR SUBACCOUNTS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES. Depending on your expectations and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following five available Classes of the Contract:


STANDARD CLASS

     If you do not select a Class, your Contract will be issued as a Standard Class Contract. The Standard Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing over 7 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.25% to 1.60% during the accumulation period, depending on the death benefit that you select.

B PLUS CLASS

     If you select this Class, we will add a bonus amount to your Contract Value every time you make a purchase payment within the first Contract Year. The amount of the bonus is currently 4% of the amount of the purchase payment. The purchase payment bonus will be allocated among the subaccounts and the Fixed Account in the same manner as your purchase payments. Unless we specifically state otherwise, "purchase payments" in reference to the B Plus Class means purchase payments plus any associated bonus amounts.

     The B Plus Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 9% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.60% to 1.95% during the Withdrawal Charge period, depending on the death benefit that you select. This charge is reduced by 0.35% after the expiration of the Withdrawal Charge period. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").

     Generally, an annuity with a purchase payment bonus may have higher charges and expenses than a similar annuity without a purchase payment bonus. Or, it may have less advantageous benefits and other features, or some combination of different charges and benefits. Alternatively, the charges and features could be the same, but we could make less profit or pay lower commissions to sales agents, or both. The Company does not expect to receive any additional profit due to the higher charges for the B Plus Class. In addition, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with a bonus may exceed the bonus amount and any related earnings. Accordingly, you should always consider the expenses along with the benefits and other features to be sure any annuity or class of annuity meets your financial needs and goals. Additionally, the annuity purchase rates for the B Plus Class Contract are different than for other Classes (see "Amount of Annuity Payments"). The B Plus Class may not be appropriate for use with certain qualified plans where there may be minimal initial purchase payments submitted in the first Contract Year.

     If you cancel the Contract by returning it during the Free Look Period, we will deduct any bonus amounts from the refund amount. We will take back the premium credit as if it had never been applied if we recapture a purchase payment bonus. However, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.


C CLASS

     The C Class does not impose any Withdrawal Charge on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. This Asset-Based Insurance Charge ranges from 1.60% to 1.95% during the accumulation period, depending on the death benefit that you select.


L CLASS

     The L Class reduces the period of time that a Withdrawal Charge applies on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. Specifically, the L Class imposes a Withdrawal Charge on withdrawals for three years equal to a maximum of 7% of each purchase payment (reducing to 6% in the second year and 5% in the third year). It also imposes an Asset-Based Insurance Charge that ranges from 1.50% to 1.85% during the accumulation period, depending on the death benefit that you select.


P CLASS

     The P Class lengthens the period of time that a Withdrawal Charge is imposed on withdrawals, and imposes a lower Asset-Based Insurance Charge than the Standard Class. Specifically, the P Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 8% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.15% to 1.50% during the accumulation period, depending on the death benefit that you select. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").


                                      ***

     If available, we may offer an employee version of a Standard Class or P Class Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Standard Class or P Class Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture under the same circumstances as the purchase payment credit for the B Plus Class, described above. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility for or terms of the employee version.


PURCHASE PAYMENTS

     Currently, the Standard Class and P Class minimum initial purchase payment is $5,000 for non-qualified plans and $2,000 for qualified plans unless we agree otherwise. The minimum subsequent purchase payment for non-qualified or qualified plans is $500 unless we agree otherwise. We will accept a different amount if required by federal tax law. For the C Class and L Class, the minimum initial investment is $25,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. For the B Plus Class, the minimum initial investment is $10,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. The following exceptions may apply.

   o For the Standard and P Classes only, when the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or as a Roth IRA under
     Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account through debit authorization we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

   o For all other Contracts, we may accept monthly subsequent purchase payments as low as $100 per month if they are made through our automated payment program. The minimum initial purchase payment for the selected class must still be met.

   o We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Withdrawals.")

   o If you send your purchase payment or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.

   o We will not accept purchase payments made with cash, money orders or travelers checks.

     We may limit initial and subsequent purchase payments made under a Contract (See "Restrictions on Subsequent Purchase Payments" below). Currently, the maximum total purchase payment for all Contracts is $1,000,000, without approval from us.

     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if the application is not complete within five business days unless you agree otherwise. We reserve the right to reject any application.

     RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We reserve the right to reject any purchase payment and to limit future purchase payments. This means we may restrict your ability to make subsequent purchase payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent purchase payments in accordance with our established administrative procedures. We will notify you in advance if we impose restrictions on subsequent purchase payments. You and your financial representative should carefully consider whether our ability to restrict subsequent purchase payments is consistent with your investment objectives. Current restrictions are described below.

     NO SUBSEQUENT PURCHASE PAYMENTS MAY BE MADE:
     --------------------------------------------

       (1) within seven years prior to the Contract's Maturity Date for the

    Standard Class; nine years for the B Plus Class and the P Class; and three
    --------------                     -------------        -------
    years for the L Class;
                  -------

       (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91 (for joint Contract Owners, you may not make a purchase payment after the older Contract Owner reaches age
    86); or

       (3) after the close of the New York Stock Exchange on August 17, 2012 if your Contract was issued with one or more of the following optional riders: GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG

    II, GMAB, and the Enhanced Death Benefit (not applicable to C Class
                                                                -------
    Contracts).

     Restriction (3) does NOT apply and you may continue to make subsequent purchase payments at this time if your Contract was issued in one of the following states: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, New York, Oregon, Pennsylvania, Texas, Utah, or Washington. Additionally, if the GMIB Plus II or GMIB Plus I rider terminates (see "LIVING BENEFITS--GUARANTEED INCOME BENEFITS), or if you elected both the GMIB Plus II and Enhanced Death Benefit (see "THE CONTRACTS--Enhanced Death Benefit Rider") riders and they both terminate, the restrictions on subsequent purchase payments will no longer apply. However, if you elected both the GMIB Plus II and Enhanced Death Benefit riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent purchase payments will continue to apply. Other exceptions to restrictions on subsequent purchase payments may apply, in accordance with our established administrative procedures.


TEN DAY RIGHT TO REVIEW

     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. The amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable). This means you bear the risk of any decline of your Contract Value due to subaccount performance during this period. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made. If you have selected the B Plus Class and you return your Contract during this period, we will recapture the bonus credit amount. The amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.


ALLOCATION OF PURCHASE PAYMENTS


     When you purchase a Contract, you may allocate your purchase payments to the subaccounts and/or the Fixed Account (subject to limitations). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. You must allocate a minimum of $500 dollars to each account you select. However, for IRAs and Roth IRAs, if purchase payments are less than $2,000, you may allocate the payments to a maximum of four accounts. If you wish to allocate the payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment (or transfer request) by the Accumulation Unit Value for the selected subaccounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.) We reserve the right to make certain changes to the Eligible Funds (see "Substitution of Investments").



INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS

     If you choose the GMIB Plus II, Lifetime Withdrawal Guarantee II, and/or Enhanced Death Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value as described in the "Allocation" subsection below.

     If you choose GMIB Plus I or Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely among the Fixed Account, BlackRock Ultra-Short Term Bond Portfolio, AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Allocation Portfolio, American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio, American Funds Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Asset Allocation 80 Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Aggregate Bond Index Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Government Income Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, and/or SSGA Growth ETF Portfolio (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).


     If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely to one portfolio (you may participate in the EDCA program, subject to restrictions).

     ALLOCATION. If you elect GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit, you must comply with the following investment allocation restrictions.

     SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                                                  ------

     (A) You must allocate:


   o 100% of your purchase payments or Contract Value to the Fixed Account, BlackRock Ultra-Short Term Bond Portfolio, AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, and SSGA Growth and Income ETF Portfolio.

   o For Contracts issued based on applications and necessary information received at our Annuity Administrative Office in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following subaccounts are also available under option (A): the American Funds Growth Allocation Portfolio, Brighthouse Asset Allocation 80 Portfolio and SSGA Growth ETF Portfolio.


     OR

     (B) You must allocate:

   o at least 30% of purchase payments or Contract Value to Platform 1 subaccounts and/or to the Fixed Account;

   o up to 70% of purchase payments or Contract Value to Platform 2 subaccounts;

   o up to 15% of purchase payments or Contract Value to Platform 3 subaccounts; and

   o up to 15% of purchase payments or Contract Value to Platform 4 subaccounts.

     For Contracts issued based on applications and necessary information received at our Annuity Administrative Office in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following investment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or Contract Value to Platform 1 subaccounts and/or to the Fixed Account and you may allocate up to 85% of purchase payments or Contract Value to Platform 2 subaccounts (the percentages for Platforms 3 and 4 are the same as those listed above).

     See the "EDCA" section below for information on allocating purchase payments to the EDCA account under option (B).

     The subaccounts in each Platform are:



PLATFORM 1 SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------
   American Funds Bond                                   PIMCO Inflation Protected Bond
   BlackRock Bond Income                                 PIMCO Total Return
   BlackRock Ultra-Short Term Bond                       Pyramis(R) Government Income
   Brighthouse/Franklin Low Duration Total Return        Western Asset Management U.S. Government
   MetLife Aggregate Bond Index
PLATFORM 2 SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------
   AB Global Dynamic Allocation                          Harris Oakmark International
   Allianz Global Investors Dynamic Multi-Asset Plus     Invesco Balanced-Risk Allocation
   American Funds Growth                                 Jennison Growth
   American Funds Growth-Income                          MetLife Multi-Index Targeted Risk
   AQR Global Risk Balanced                              MetLife Stock Index
   Baillie Gifford International Stock                   MFS(R) Research International
   BlackRock Capital Appreciation                        MFS(R) Total Return
   BlackRock Global Tactical Strategies                  MFS(R) Value
   BlackRock Large Cap Value                             MSCI EAFE(R) Index
   Brighthouse Asset Allocation 100                      Oppenheimer Global Equity
   Brighthouse Balanced Plus                             PanAgora Global Diversified Risk
   Brighthouse/Wellington Balanced                       Pyramis(R) Managed Risk
   Brighthouse/Wellington Core Equity Opportunities      Schroders Global Multi-Asset
   Brighthouse/Wellington Large Cap Research             T. Rowe Price Large Cap Growth
   ClearBridge Aggressive Growth                         Western Asset Management Strategic Bond Opportunities
PLATFORM 3 SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------
   Frontier Mid Cap Growth                               MetLife Mid Cap Stock Index
   Invesco Mid Cap Value                                 Morgan Stanley Mid Cap Growth
   Brighthouse/Artisan Mid Cap Value                     T. Rowe Price Mid Cap Growth
PLATFORM 4 SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------
   American Funds Global Small Capitalization            Loomis Sayles Small Cap Growth
   Clarion Global Real Estate                            Neuberger Berman Genesis
   Invesco Small Cap Growth                              MetLife Russell 2000(R) Index
   Loomis Sayles Small Cap Core                          T. Rowe Price Small Cap Growth


     YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.

     We determine whether a subaccount is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of a subaccount in the event that a subaccount is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate purchase payments or Contract Value that you allocated to a subaccount before we changed its classification, unless you make a new purchase payment or request a transfer among subaccounts (other than pursuant to asset rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the subaccount changed). If you make a new purchase payment or request a transfer among subaccounts, you will be required to take the new classification into account in the allocation of your entire Contract Value. We will provide you with prior written notice of any changes in classification of subaccounts.

     Before you select a GMIB Plus II, Lifetime Withdrawal Guarantee II or Enhanced Death Benefit rider, you and your financial representative should carefully consider whether the Eligible Funds available with the GMIB Plus II, the Lifetime

Withdrawal Guarantee II or the Enhanced Death Benefit riders meet your investment objectives and risk tolerance. See "Investments of The Variable Account" in this prospectus for information about Eligible Funds that employ a managed volatility strategy.

     REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Contract Value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Contract Value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Contract Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Contract Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.

     The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.

     EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same subaccounts as your most recent allocations for purchase payments.

     CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us at our Annuity Administrative Office or by any other method acceptable to us, provided such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

     SUBSEQUENT PURCHASE PAYMENTS. If permitted, subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Contract Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the contract. Allocating according to (B) does not allow you to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option B, the entire Contract will be immediately allocated according to the most recently provided allocation instructions.

     TRANSFERS. Please note that any transfer request must result in a Contract Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value for each Class and subaccount depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

     The Accumulation Unit Value of each Class of each subaccount was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor is determined for each Class for each subaccount and reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions from the average daily net asset value of the subaccount for the Separate Account annual expenses which vary depending upon the Class, death benefit, and subaccounts you choose. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Sales Deductions.") The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "THE FIXED ACCOUNT.")


PAYMENT ON DEATH PRIOR TO ANNUITIZATION

     Prior to annuitization, your Contract's Death Proceeds will be determined as of the end of the business day that we receive, at our Annuity Administration Office, both due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has Joint Owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity and an acceptable election for the payment method. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.) Until the Beneficiary (or first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, any Contract Value attributable to his/her portion of the death benefit that is invested in the Variable Account remains invested and is subject to investment risk. After annuitization, there is no death benefit, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your Beneficiary (see "ANNUITY PAYMENTS" for more information).

     You will receive the Standard Death Benefit unless you chose to receive one of three optional death benefits only two of which are available in any state--the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or the Enhanced Death Benefit. The first two optional death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. The Enhanced Death Benefit is available for an additional charge. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering taxes payable at death. You cannot elect both the Enhanced Death Benefit Rider and Earnings Preservation Benefit Rider. After annuitization, the charges for the Enhanced Death Benefit Rider and Earnings Preservation Benefit Rider will not be assessed.

     If we are presented with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and written payment instructions or election of Spousal Continuation or Beneficiary Continuation.

     MULTIPLE BENEFICIARIES. Where there are multiple Beneficiaries, any guaranteed death benefit amount will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Contract Value on the day it is determined, we will apply to the Contract's Contract Value an amount equal to the difference between the death benefit payable and the Contract Value, in accordance with the current allocation of the Contract Value. The remaining death benefit amounts are held in the Variable Account (and/ or Fixed Account, if applicable) until each of the other Beneficiaries submits the necessary document in Good Order to claim his/her death benefit. Contract Value invested in the Variable Account is subject to investment risk until we receive the necessary documentation.


STANDARD DEATH BENEFIT

     The Standard Death Benefit at any time will be the greater of:

       (1) the Contract Value; or

       (2) total Purchase Payments, reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge).

     If you are a natural person and change the Contract Owner to someone other than your spouse during the accumulation period, the Standard Death Benefit payable when the new Contract Owner dies will be the greater of:

       (1) the Contract Value; or

       (2) the Contract Value as of the effective date of the change of Contract Owner, increased by any purchase payments made and reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals (including any applicable Withdrawal Charge) taken after that date.

ANNUAL STEP-UP DEATH BENEFIT

     If you elect the Annual Step-Up Death Benefit, the death benefit will be the greater of:

       (1) the Contract Value; or

       (2) total purchase payments reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge); or

       (3) the Highest Anniversary Value as defined below.

     On the issue date, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value as recalculated will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal. On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greatest of:

       (a) the Contract Value;

       (b) the Contract Value as of the effective date of the change of Contract Owner, increased by purchase payments received after that date and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) made after that date; or

       (c) the Highest Anniversary Value, except that, on the effective date of the Contract Owner change, the Highest Anniversary Value will be recalculated and set equal to the Contract Value on that date. Thereafter the Highest Anniversary Value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Owner's 81st birthday, the Highest Anniversary will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of recalculation.

     If a non-natural person owns the Contract, then the Annuitant shall be deemed to be Contract Owner in determining the death benefit. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.


GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

     In states where the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider has been approved and the Enhanced Death Benefit has not been approved, you may select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider if you are age 79 or younger at the effective date of your Contract. If you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider, the death benefit will be the greater of:

       (1) the Contract Value; or

       (2) the Enhanced Death Benefit value.

     The Enhanced Death Benefit value is the greater of (a) or (b) below:

       (a) Highest Anniversary Value (as defined above for the Annual Step-Up
           -------------------------
    Death Benefit).

       (b) Annual Increase Amount: On the Issue Date, the Annual Increase
           -----------------------
    Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

          (i) is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 5% per year through the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, and 0% per year thereafter; and

          (ii) Withdrawal Adjustments accumulated at the Annual Increase Rate. A Withdrawal Adjustment is equal to the value of the Annual Increase Amount immediately prior to a withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge).

     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greater of the Contract Value or the Enhanced Death Benefit; however, for purposes of calculating the Enhanced Death Benefit value:

       (a) the Highest Anniversary Value equals your Contract Value as of the date the Contract Owner is changed; and

       (b) the current Annual Increase Amount equals your Contract Value as of the date the Contract Owner is changed. After that date, the Contract Value on the date the Contract Owner is changed will be treated as the initial purchase payment, and purchase payments received and partial withdrawals taken (including any applicable Withdrawal Charge) prior to the changes of Contract Owner will not be taken into account.

     If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the death benefit amount. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.


ENHANCED DEATH BENEFIT RIDER

     In states where approved, you may select the version of the Enhanced Death Benefit rider described below if you are age 75 or younger at the effective date of your Contract, you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. There may be versions of the Enhanced Death Benefit rider that vary by issue date and state availability. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you. The Enhanced Death Benefit rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.

     If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:

       (1) the Contract Value; or

       (2) the death benefit base.

     The death benefit base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Contract Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.

     The death benefit base is the greater of (a) or (b) below:

       (a) Highest Anniversary Value: On the date we issue your Contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal. The percentage reduction in Contract Value is the dollar amount of the withdrawal plus any applicable Withdrawal Charges divided by the Contract Value immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

   The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).

       (b) Annual Increase Amount: On the date we issue your Contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

          (i) is purchase payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and

          (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge). However, (1) if the partial withdrawal occurs before the Contract Anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous Contract Anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.

       The Annual Increase Amount does not change after the Contract Anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

     The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Contract Value, the Annual Increase Amount is not set equal to the Contract Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Contract Value.

     For Contracts issued based on applications and necessary information received in Good Order at our Annuity Administrative Office on or before May 1, 2009, we offered a version of the Enhanced Death Benefit rider that is no longer available. The prior version is the same as the current version except that: (1) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6% with respect to (b)(i) and (ii) above; (2) different investment allocation restrictions apply (see "THE CONTRACTS--Allocation of Purchase Payments--Investment Allocation Restrictions for Certain Riders"); and (3) different rider charges apply (see ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Enhanced Death Benefit Rider").

     TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal income tax penalty may apply.

     OPTIONAL STEP-UP. On each Contract Anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up. An Optional Step-Up may be beneficial if your Contract Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Contract Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

     An Optional Step-Up is permitted only if: (1) the Contract Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.

     You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

     We must receive your request to exercise the Optional Step-Up in writing at our Annuity Administrative Office or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

     The Optional Step-Up will:

       (a) Reset the Annual Increase Amount to the Contract Value on the Contract Anniversary following the receipt of an Optional Step-Up election; and

       (b) Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the lower of (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.

     In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Administrative Office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

     On the date of the Step-Up, the Contract Value on that day will be treated as a single purchase payment received on the date of the Step-Up for purposes of determining the Annual Increase Amount after the Step-Up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Step-Up.

     INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit rider, there are certain investment allocation restrictions. (See "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders.") If you elect the Enhanced Death Benefit, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit rider are restricted as described in "THE CONTRACTS--Purchase Payments--Restrictions on Subsequent Purchase Payments."

     TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:

       (a) The date you make a total withdrawal of your Contract Value (a pro rata portion of the rider charge will be assessed);

       (b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your Contract Value;

       (c) The date you annuitize your Contract (a pro rata portion of the rider charge will be assessed);

       (d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

       (e) The date you assign your Contract (a pro rata portion of the rider charge will be assessed);

       (f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or

       (g) Termination of the Contract to which this rider is attached.

     Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

     THE ENHANCED DEATH BENEFIT RIDER AND ANNUITIZATION. Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (see "Annuity Payments"), or you must make a complete withdrawal of your Contract Value. Generally, once your Contract is annuitized, you are ineligible to receive the death benefit selected. However, for Contracts purchased with an Enhanced Death Benefit rider, if you annuitize at the latest date permitted, you must elect one of the following options:

       (1) Annuitize the Account Value under the Contract's annuity provisions;
    or

       (2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed annuity option rates for this Contract at the time of purchase or the current annuity option rates applicable to the class of Contract you selected. If you die before the complete return of the Death Benefit Base, your beneficiary will receive a lump sum equal to the death benefit determined at annuitization less annuity payments already paid to the Owner.

     If you fail to select one of the above options, we will annuitize your Contract under the Variable Life Income with 10-year Period Certain Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.

     (See Appendix F for examples of the Enhanced Death Benefit.)


EARNINGS PRESERVATION BENEFIT RIDER

     The Earnings Preservation Benefit Rider is an optional rider that provides an additional death benefit ("Additional Death Benefit") to assist with covering income taxes payable upon death. This rider may not be suitable for all Contract Owners (particularly those approaching age 70 1/2) or in all circumstances. You should discuss with your registered representative whether this rider is appropriate for your needs and circumstances.

     The Additional Death Benefit Amount will be calculated upon the death of the first Owner or Joint Owner. If the spouse is the beneficiary and elects to continue the Contract, then he or she may: (1) continue the rider so that the Additional Death Benefit is payable upon his or her death; or (2) discontinue the rider and have the Additional Death Benefit that would have been payable at the Owner's death added to the Contract Value. The rider terminates, and the rider fee is no longer deducted, upon payment of the Additional Death Benefit.

     Before the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage from the table below times the amount calculated by (a)-(b) below:

       (a) is the death benefit under your Contract; and

       (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract and then against purchase payments.

     On or after the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage times the amount calculated by (a)-(b) below:

       (a) the death benefit amount on the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and

       (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract, and then against purchase payments.


                               BENEFIT PERCENTAGE


ISSUE AGE                                PERCENTAGE
-------------------------------------   -----------
  Ages 69 or younger.................        40%
  Ages 70-79.........................        25%
  Ages 80 and above..................         0%

     If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the Earnings Preservation Benefit. If Joint Owners are named, the age of the older Contract Owner will be used to determine the Earnings Preservation Benefit. You may not purchase this benefit if you are 80 years of age or older.

     WE DEDUCT A DAILY FEE AT THE ANNUAL RATE OF 0.25% OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS FOR THIS RIDER PRIOR TO ANNUITIZATION. AFTER ANNUITIZATION THE CHARGE WILL NOT BE ASSESSED.


OPTIONS FOR DEATH PROCEEDS

     For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). The Enhanced Death Benefit is payable only in a lump sum. (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law. For Death Proceeds to be paid other than immediately in lump sum, any portion in the Variable Account remains in the Variable Account until distribution begins. From the time the Death Proceeds are determined until complete distribution is made, any amount in the Variable Account will be subject to investment risk. The beneficiary bears such investment risk. Where there are multiple Beneficiaries, the Death Proceeds will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. The remaining death benefit amounts are held in the Variable Account (and/or Fixed Account, if applicable) until each of the other Beneficiaries submits the necessary document in Good Order to claim his/her death benefit. (see "Payment on Death Prior to Annuitization--Multiple Beneficiaries" above for more information).

     If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death, at our Annuity Administrative Office, to make an election. If you make no election, your Contract will be continued if permitted under our rules then in effect. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.


     The Beneficiary may: (1) receive payment in one sum, either by check or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Qualified Contracts. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

     There are comparable rules for distribution on the death of the Annuitant under tax-qualified plans. However, for the Qualified Contracts, if Death Proceeds are applied to a payment option, payment must begin no later than the end of the calendar year immediately following the year of death.

     Please check with your registered representative regarding the availability of the following in your state.

     We may also offer a payment option, for certain Qualified Contracts and Non-Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new Contract to your Beneficiary in order to facilitate the distribution of payments. The new Contract will be of the same class as your Contract, except if your Contract is a B Plus Class Contract, in which case we will issue a C Class Contract. Your Beneficiary may choose any optional death benefit available under the new Contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. Moreover, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the Annuitant would have reached
70 1/2 (which may be more or less than five years after the Annuitant's death). (See "Federal Income Tax Considerations.") To the extent permitted under tax law, and in accordance with our procedures, your designated Beneficiary is permitted to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified or Non-Qualified Contracts, depending on which type of Contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable Withdrawal Charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the Contract, but certain Contract provisions or programs may not be available. The beneficiary may be permitted to choose some of the optional benefits available under the contract but no optional living benefit riders are available and certain contract provisions or programs may not be available.


     If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.



     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS A PERMISSIBLE ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially withdraw his or her portion of the Contract Value, but may not make further purchase payments or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Withdrawal Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death.

     --SPECIAL OPTIONS FOR SPOUSES


     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal Joint Owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:


       (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

       (2) to continue the Contract under the Beneficiary Continuation provision; or

       (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     If the surviving spouse elects to continue the Contract under the Spousal Continuation provision, the Contract Value under the continued Contract will be adjusted as of the date we received due proof of death to an amount equal to the death benefit amount that would have been payable at the Contract Owner's death (excluding any amount that would have been payable under the Earnings Preservation Benefit Rider if the surviving spouse elects to continue the Rider). Any excess of the death benefit amount over the Contract Value will be allocated among the accounts in the same proportion as they had been prior to the continuation. The spouse is permitted to make additional purchase payments. The spouse is not permitted to choose any optional riders available under the contract unless the deceased spouse had previously purchased the benefit at issue of the contract.

     For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds, which may include a Highest Anniversary Value and/or an Annual Increase Amount (depending on the optional benefit), are reset on the date the spouse continues the contract. If the Contract includes both the optional Guaranteed Minimum Income Benefit Plus II and the optional Enhanced Death Benefit, the Annual Increase Amount for the optional Guaranteed Minimum Income Benefit Plus II is also reset on the date the spouse continues the Contract.

     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT. Additionally we will treat the absence of an election as if the Earnings Preservation Benefit had been declined. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.


     Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



TRANSFER PRIVILEGE

     --GENERAL

     Currently, you may transfer your Contract Value among subaccounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between subaccounts and/or the Fixed Account. See the Statement of Additional Information about the Contracts, "Tax Status of the Contract."

     We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee of up to $25. We will not restrict transfers to less than 12. If we do change our policy, we will notify you in advance. We may be required to suspend the right to transfers in certain circumstances (see "THE CONTRACTS--Suspension of Payments"). You may not make a transfer to more than 18 subaccounts (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 subaccounts (including the Fixed Account) may be made by calling our Annuity Administrative Office. If you have elected the GMAB rider, no transfers are permitted while this rider is in effect except under the EDCA program (see "Guaranteed Minimum Accumulation Benefit"). If you have elected to add a GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II or Enhanced Death Benefit rider to your Contract, there are investment allocation restrictions, as described in the section "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders."

     Currently we allow a maximum of $500,000 and a minimum of $500 for each transfer unless otherwise agreed. (If a subaccount contains less than $500, that full amount may be transferred to a subaccount in which you already invested, or you may transfer this amount in combination with Contract Value from another subaccount so that the total transferred to the new subaccount is at least $500.)

     During the Annuity Period, you may not make any transfers to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. For information regarding the impact of subaccount transfers on the level of annuity payments, see the Statement of Additional Information.

     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate indicated in your contract. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit
                                                                   --------
transfers out of the Fixed Account as to amount. Currently we are not imposing
------------------------------------------------
these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. (See "THE OPERATION OF THE FIXED ACCOUNT" and the Statement of Additional Information.)

     See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

     We may distribute your Contract Value among as many subaccounts as you choose (including the Fixed Account) at any time. You must allocate a minimum of $500 dollars per account. We will not process transfer requests not complying with this rule.

     RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or "portfolio") if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We monitor transfer activity in those Monitored Portfolios:

     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio

     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio

     Neuberger Berman Genesis Portfolio

     Oppenheimer Global Equity Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio

     We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

     As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30- day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


     Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.


     RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING

     We offer an automated transfer privilege called dollar cost averaging. There is no charge to you for this feature. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer.

     You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. If you make a subsequent purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future subsequent purchase payments or provide new allocation instructions with the payment, we will allocate the subsequent purchase payment directly to the same destination accounts you selected under the dollar cost averaging program. Any purchase payments received after the program has ended will be allocated as described in "THE CONTRACTS--Allocation of Purchase Payments". Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made unless otherwise elected in writing. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. The program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider. We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. (See APPENDIX A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

     Guaranteed Account. To the extent allowed by state law, we may credit an
     -------------------
interest rate different from the current Fixed Account rate to eligible payments that you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging (an "enhanced dollar cost averaging option"). The minimum interest rate credited depends on the date your contract was issued but will not be less than 1%. The Guaranteed Account is part of our general account. Enhanced dollar cost averaging is available for Standard Class, P Class and L Class Contracts, but is not available for B Plus Class and C Class Contracts or to purchase payments which consist of money exchanged from other contracts we or an affiliate issues. A purchase payment must be a minimum of $10,000 in order for it to be eligible for the enhanced dollar cost averaging option. A minimum of $500 must be allocated to the enhanced dollar cost averaging option. Only one dollar cost averaging program may be in effect at one time. Certain rules and limitations may apply to the purchase payments you can allocate to the Guaranteed Account.

     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. We may in the future offer enhanced dollar cost averaging for a duration of three months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. Subsequent transfers will be made on the same day in subsequent months. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the subaccounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months) generally at the then current rate. The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a first-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

     If you cancel your participation in the enhanced dollar cost averaging option, and your Contract was issued on or after May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the subaccounts in accordance with the percentages you have chosen for the enhanced dollar cost averaging program. If your Contract was issued prior to May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the BlackRock Ultra-Short Term Bond Subaccount unless you instruct us otherwise.

     We will also terminate the program when we receive notice of your death.


ASSET REBALANCING

     We offer an asset rebalancing program for Contract Value. There is no charge to you for this program. Contract Value allocated to the subaccounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the subaccounts periodically (either annually, semi-annually, quarterly, or monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those subaccounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

     You may select an asset rebalancing program when you apply for the Contract or at a later date by contacting our Annuity Administrative Office. You specify the percentage allocations to which your Contract Value will be reallocated among the subaccounts (excluding the Fixed Account). If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit rider, the Fixed Account is available for the asset rebalancing program. The asset rebalancing program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the subaccounts to the extent necessary to return the allocation to your specifications. If the last day of the period you select is the 29th, 30th or 31st of the month, transfers are made on the 1st day of the following month. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. We will also terminate the program upon notification of your death in Good Order. Asset rebalancing cannot continue beyond the Maturity Date. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.


WITHDRAWALS

     Before annuitization, you may withdraw all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administration Office, reduced by the following amounts:

   o any applicable Withdrawal Charge and

   o the Contract Administrative Fee.

     We currently do not impose but reserve the right to deduct a premium tax charge on withdrawals or payment of Death Proceeds in certain states.

     See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS" for a description of these charges and when they apply.

     Restrictions. Federal tax laws, laws relating to employee benefit plans,
     -------------
or the terms of benefit plans for which the Contracts may be purchased may restrict your right to withdraw your Contract Value.

   o Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial withdrawals and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years.). (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     Because a withdrawal may result in adverse tax consequences, you should consult a qualified tax adviser before making the withdrawal. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     How to withdraw all or part of your Contract Value.

   o You must submit a request to our Annuity Administrative Office. (See "Requests and Elections.")

   o You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability (as defined in the Contract) if you would like to have the Withdrawal Charge waived. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

   o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).

   o We have to receive your withdrawal request in our Annuity Administrative

     Office prior to the Maturity Date or the Contract Owner's death; provided,
                                                                      ---------
     however, that you may submit a written withdrawal request any time prior
     -------
     to the Maturity Date that indicates that the withdrawal should be processed as of the Maturity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at our Annuity Administrative Office on or before the Maturity Date.

     We will normally pay withdrawal proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

     Amount of Withdrawal. We will base the amount of the withdrawal proceeds
     ---------------------
on the Accumulation Unit Values that are next computed after we receive the completed withdrawal request at our Annuity Administrative Office. However, if you choose to apply the withdrawal proceeds to a payment option, we will base the withdrawal proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial withdrawal is a minimum of $500 unless we consent otherwise. After a partial withdrawal, your remaining Contract Value must be at least $2,000, unless we consent to a lower amount. A partial withdrawal will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

     DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Withdrawal Charge" (if permissible under tax law). In addition, the withdrawal will reduce the Contract Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Payment on Death Prior to Annuitization" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw equal dollar amounts of your Contract Value automatically on a monthly, quarterly, semi-annual or annual basis prior to annuitization. For all Classes other than the C Class, only monthly or quarterly withdrawals may be made during the 1st Contract Year. If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should make your request by the 20th day of the month. The annualized amount to be withdrawn cannot exceed 10% of total purchase payments, unless we agree otherwise. Currently a withdrawal must be a minimum of $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Withdrawal Charge will apply to amounts you receive under the Systematic Withdrawal Program in the same manner as it applies to other partial withdrawals and withdrawals of Contract Value. (See "Withdrawal Charge.")

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Withdrawal Charge on the withdrawals at the same time that you are making the new purchase payments.

     You may have only one Systematic Withdrawal Program in effect at any time. We will terminate the program upon notification of your death in Good Order.

     The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the Systematic Withdrawal Program sets forth additional terms and conditions. If you own a Contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with a substantially equal periodic payments exception, the commencement of annuity payments under the GMIB rider if your Contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances. (See "FEDERAL INCOME TAX CONSIDERATIONS.")


SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between subaccounts or to the Fixed Account when permitted under applicable federal laws, rules and regulations. Current federal law permits such suspension or postponement if:
(a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission, so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.


INACTIVE CONTRACTS

     We may terminate this Contract by paying you the Contract Value in a lump sum if, prior to the date you choose to annuitize, you make no purchase payments for two consecutive Contract Years (unless otherwise specified by your state), the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 (or any lower amount required by federal tax law), and the Contract Value on or after the end of such two year period is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA, SEP, SIMPLE or other Qualified Contract. We will not terminate this Contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any Contract that includes a Guaranteed Withdrawal Benefit Rider or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/ Income Base of the rider, or the guaranteed amount under any death benefit, is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.


OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

   o change the Beneficiary (See also, "Abandoned Property Requirements" below)

   o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules)

   o assign the Contract (subject to limitations)

   o change the payment option

   o exercise all other rights, benefits, options and privileges allowed by the Contract or us.

     You may not change the ownership of your Contract without our consent. A change of ownership may terminate certain optional riders. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "FEDERAL INCOME TAX CONSIDERATIONS" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax adviser.

     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

     ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non- ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change (see "Requests and Elections" below).


REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on frequent or large transfers, requests for subaccount transfers, address changes or reallocation of future purchase payments may be made:

   o By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

   o Through your Registered Representative

   o In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594

   o By fax (515) 457-4301, or


   o For transfers or reallocation of future purchase payments, by Internet at www.brighthousefinancial.com


     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay, we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone, by fax, or through the Internet, subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone, fax and Internet transactions at any time in our sole discretion.

     We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for additional information.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     TELEPHONE AND COMPUTER SYSTEMS. Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

     CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on New England Life Insurance Company and the Variable Account, as well as individual Owners and their Contracts. Our operations also could be negatively affected by cybersecurity or regulatory authority or another participant in the financial markets.

     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, and general availability of certain riders. This prospectus describes all the material features of the contract. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.


                         ASSET-BASED INSURANCE CHARGE,
                     WITHDRAWAL CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

   o Asset-Based Insurance Charge

   o Contract Administrative Fee

   o Withdrawal Charge

   o For Contracts with an Enhanced Death Benefit Rider, an extra fee

   o For Contracts with an Earnings Preservation Benefit Rider, an extra fee

   o For Contracts with a GMIB Rider, an extra fee

   o For Contracts with a GWB Rider, an extra fee

   o For Contracts with the GMAB Rider, an extra fee

   o Premium Tax Charge and Other Expenses

     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Asset-Based Insurance Charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Please see "Annual Eligible Fund Operating Expenses."


ASSET-BASED INSURANCE CHARGE

     We impose an annual Asset-Based Insurance Charge on the Contract Value. The amount of the charge depends upon the Class of Contract you select, the features you choose for your Contract, and the subaccounts you select. We deduct this charge daily from the assets in each subaccount.

     This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments that won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making and maintaining subaccounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and Dollar Cost Averaging.

     If the Asset-Based Insurance Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

     The chart below lists the amount of the Asset-Based Insurance Charge (as an annual percentage of the daily net assets of each subaccount) for each Class and for each death benefit option prior to annuitization.*


                                                                    STANDARD    B PLUS
DEATH BENEFIT**                                                       CLASS    CLASS***   C CLASS   L CLASS   P CLASS
------------------------------------------------------------------ ---------- ---------- --------- --------- --------
Standard Death Benefit............................................    1.25%      1.60%     1.60%     1.50%     1.15%
Annual Step-Up Death Benefit......................................    1.45%      1.80%     1.80%     1.70%     1.35%
Greater of Annual Step-Up or 5% Annual Increase Death Benefit.....    1.60%      1.95%     1.95%     1.85%     1.50%

----------
* We currently impose an additional Asset-Based Insurance Charge of 0.25% of average daily net assets on the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Subaccounts. We reserve the right to impose an increased Asset-Based Insurance Charge on subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

** See below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the "death benefit base" and deducted annually from the account value.

*** The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.


     For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. The Asset-Based Insurance Charge for all Classes increases by 0.25% for subaccounts investing in the American Funds Insurance Series.


CONTRACT ADMINISTRATIVE FEE

     The annual Contract Administrative Fee is $30. This fee (along with a portion of the Asset-Based Insurance Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the fee for the prior Contract Year from your Contract Value on each Contract Anniversary, if your Contract Value is less than $50,000, and at the time of a full withdrawal regardless of your Contract size, from each subaccount in the ratio that the Contract Value in the subaccounts bears to your total Contract Value (excluding the Fixed Account). We will deduct it, pro rata, at annuitization if your Contract Value is less than $50,000. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Contract Administrative Fee only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.


WITHDRAWAL CHARGE

     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Withdrawal Charge may apply on certain events ("withdrawal events"). THIS CHARGE DOES NOT APPLY TO THE C CLASS. Withdrawal events are: (a) a full or partial withdrawal of your Contract (including withdrawals where you apply the proceeds to certain payment options); (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option; or (c) under Contracts issued in New York, the Annuity Date if as of that date a purchase payment has been invested for less than seven years on the Standard Class, nine years on the B Plus and P Class, and three years on the L Class.

     When you make a full withdrawal of your Contract, we take into account the Withdrawal Charge in calculating the proceeds you will receive. On a partial withdrawal, we deduct the Withdrawal Charge from the Contract Value remaining after deduction of the amount you requested. We take the Withdrawal Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value withdrawn.

     The Charge equals a percentage of each purchase payment withdrawn. Each purchase payment is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:


NUMBER OF COMPLETE                   STANDARD
YEARS FROM RECEIPT OF                 CLASS      B PLUS CLASS     L CLASS     P CLASS
PURCHASE PAYMENT                      CHARGE        CHARGE         CHARGE     CHARGE
---------------------------------   ---------   --------------   ---------   --------
  0..............................   7%          9%               7%          8%
  1..............................   6%          8%               6%          8%
  2..............................   6%          8%               5%          8%
  3..............................   5%          7%               0%          7%
  4..............................   4%          6%               0%          6%
  5..............................   3%          5%               0%          5%
  6..............................   2%          4%               0%          4%
  7..............................   0%          2%               0%          3%
  8..............................   0%          2%               0%          2%
  9 and thereafter...............   0%          0%               0%          0%

     On a Standard, B Plus, L, or P Class Contract in any Contract Year you may withdraw the free withdrawal amount without incurring the Withdrawal Charge.

     In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments or the quarterly amount does not exceed 1/4 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.

     We will attribute a withdrawal first to earnings, then to the free withdrawal amount, and then to remaining purchase payments. All withdrawals of purchase payments (including the free withdrawal amount) will result in the liquidation of purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

     If your Contract Value is less than your total purchase payments due to negative investment performance or deduction of the Contract Administrative Fee, we apply the Withdrawal Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Withdrawal Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

     Waiver of the Withdrawal Charge. No Withdrawal Charge will apply to the
     --------------------------------
Standard, L, P and B Plus Class:

   o On the Maturity Date or payment of the Death Proceeds.

   o If you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to withdrawal. We will base the portion of the Withdrawal Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Withdrawal Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Withdrawal Charge would expire. (See example in APPENDIX B.)

   o On full or partial withdrawals if you, a Joint Owner, or Annuitant if the Contract is not owned by an individual, become terminally ill (as defined in the Contract), become chronically ill (as defined in the Contract), or are permanently and totally disabled (as defined in the Contract). These benefits are only available if you were not over age 65 (for the disability benefit) or age 80 (for the terminally ill or chronically ill benefit) when we issued the Contract, and may not be available in every state. These waivers are only applicable for the Standard, B Plus, L and P Class Contracts.

   o On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from, or excess contributions to, Qualified Contracts (this exception applies only to amounts that are required to be distributed from this Contract). This waiver applies only if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the Contract Year. (See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts.")

   o If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.

     We may also waive the Withdrawal Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate. We may also waive the Withdrawal Charge if permitted in your State, for certain qualified plans, including 403(a), 403(b) not subject to ERISA, 401(a) or 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates and we agree.


ENHANCED DEATH BENEFIT RIDER

     If you select the Enhanced Death Benefit, and you are age 0-69 at issue, we will assess a charge during the accumulation phase equal to 0.75% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 0.95% of the death benefit base (see "THE CONTRACTS--Enhanced Death Benefit" for a discussion of how the death benefit base is determined). If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up. Starting with the first Contract Anniversary, the charge is assessed for the prior Contract Year at each Contract Anniversary, before any Optional Step-Up. If you: make a full withdrawal (surrender) of your Contract Value; begin to receive annuity payments at the annuity date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); or assign the Contract;, a pro rata portion of the Enhanced Death Benefit charge will be assessed. If an Enhanced Death Benefit rider is terminated because the Contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Contract Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect. The charge is deducted from your Contract Value pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed account in the ratio each portfolio/account bears to your total Contract Value. We take amounts from the Subaccounts by canceling Accumulation Units from the Variable Account.

     For Contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.90% of the death benefit base if you are age 70-75 at issue. For Contracts issued prior to February 24, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.85% of the death benefit base if you are age 70-75 at issue. For Contracts issued prior to May 4, 2009, if you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%. If you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


EARNINGS PRESERVATION BENEFIT RIDER

     If you have selected the Earnings Preservation Benefit Rider, we impose a daily fee at the annual rate of 0.25% of average daily net assets in the subaccounts prior to annuitization.


GUARANTEED MINIMUM INCOME BENEFIT RIDER

     We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.

     If you select a GMIB rider, we assess a charge during the accumulation phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "LIVING BENEFITS--Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.

     The GMIB rider charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary, up to and including the Anniversary on or immediately preceding the date the rider is exercised.

     If you: make a complete withdrawal (surrender) of your Contract Value; begin to receive annuity payments; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); or assign the Contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of annuity payments, the change of Owner/Annuitant, or the assignment.

     If a GMIB rider is terminated for the following reasons, a pro rata portion of the GMIB rider charge will not be assessed: the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); because it is the 30th day following the Contract Anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I or GMIB Plus II).

     The GMIB rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.

     For the GMIB Plus II or GMIB Plus I, we reserve the right to increase the rider charge upon an Optional Step-Up (GMIB Plus II) or Optional Reset (GMIB Plus I), on any Contract Anniversary as permitted, up to a rate that does not exceed the lower of (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Optional Step-Up or Optional Reset occurs. The versions of the GMIB for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset are listed below.

     If you selected the GMIB Plus II rider with a contract issued prior to February 24, 2009, the rider charge is 0.80% (0.75% for New York) of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% (0.95% for New York) of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base (1.15% for New York).

     If you selected the GMIB Plus I with a contract issued prior to February 26, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.

     If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

     If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For contracts issued on and after May 1, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT--RIDER CHARGE

     There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).

     If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Contract Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.

     For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the Contract Anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such Contract Anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)

     For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Enhanced Guaranteed Withdrawal Benefit") on the Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary. (See "GUARANTEED WITHDRAWAL BENEITS--Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)

     If you: make a full withdrawal (surrender) of your Contract Value; you apply all of your Contract Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the Contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, and the effective date of a change of the primary Beneficiary (only for Contracts issued in New York with the Joint

Life version of the Lifetime Withdrawal Guarantee II rider), a pro rata portion of the rider charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.

     If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent Contract Anniversary to the date the termination takes effect.

     The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.

     We reserve the right to increase the Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up or Optional Reset occurs. The versions of the Lifetime Withdrawal Guarantee for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.

     If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version. For contracts issued with the Lifetime Withdrawal Guarantee II rider prior to February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.

     For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

     For contracts issued with the Lifetime Withdrawal Guarantee II prior to February 24, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount.

     If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

     The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract issued with the Enhanced GWB rider prior to July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

     For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.

     For contracts issued with the Enhanced GWB rider prior to July 16, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

     The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal
Amount.

     If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Enhanced Guaranteed Withdrawal Benefit") equals zero.

     Some of the descriptions of the GWB I rider may have changed subject to state approval of an endorsement.


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER

     The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. If you elected the GMAB, a charge is deducted from your Contract Value on each Contract Anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted from your Contract Value pro rata from your Contract's Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary. (See "GUARANTEED MINIMUM ACCUMULATION BENEFIT.")


PREMIUM AND OTHER TAX CHARGES

     We reserve the right to deduct from the purchase payments or Contract Value any taxes paid by us to any governmental entity relating to this Contract (including without limitation: premium taxes, federal, state and local withholding of income, estate, inheritance and other taxes required by law, and any new or increased state income taxes enacted). We will, at our sole discretion, determine when taxes relate to the Contract, including for example when they have resulted from: the investment experience of the Variable Account; receipt by us of purchase payments; commencement of annuity benefits; payment of death benefits; partial and full withdrawals; and any new or increased taxes which become effective that are imposed on us and which relate to purchase payments, earnings, gains, losses, fees, and charges under the Contract. We may, at our sole discretion, pay taxes when due and make a deduction for such taxes from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

     Most states impose a premium tax liability on the date when annuity benefits commence. In those states, we may deduct the premium tax charge from the Contract Value on that date. To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Owner when a withdrawal is made or Death Proceeds are paid and to the state of residence of the annuitant when annuity benefits commence. In South Dakota, we reserve the right to deduct the premium tax charge at the earliest of: a full or partial withdrawal of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision).

     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. For contracts sold in California to 408(a) IRA Trusts, the premium tax charge is 2.35%. See Appendix C for a list of premium tax rates.


OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.


                                ANNUITY PAYMENTS


ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or at any earlier Annuity Date you choose to annuitize) and provides for payments to be made to the Payee. You may apply your Contract Value to one of the payment options listed below (or a comparable fixed option).

     We base the Maturity Date of your Contract on the age of the Annuitant. The Maturity Date is the later of (i) the date when the Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law) or (ii) 10 years from the date of issue. If your Contract is acquired pursuant to an exchange from an old contract (see "THE CONTRACTS--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. We may allow you to extend the Maturity Date (subject to restrictions that may apply in your state and our current established administrative procedures).

     PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.

     Upon the death of an Annuitant who is not the Owner or Joint Owner, during the Accumulation Period, the Owner automatically becomes the Annuitant, unless the Owner chooses a new Annuitant subject to our underwriting rules in effect at the time of the request for this change. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of an Owner. If you change the Annuitant, or the Owner becomes the Annuitant because of the original Annuitant's death, we will change the Maturity Date, if necessary, so that it is the date when the new Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option and/or earlier Annuity Date, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to annuitization. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and (where permitted) the sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.


ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial withdrawal, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     In addition to the annuity options described below, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Contract Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from Qualified Contracts. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." We intend to make this payment option available to both tax qualified and non-tax qualified Contracts.

     You select an annuity payment option by written request to us and subject to any applicable federal tax law restrictions.

     If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and 2/3 to Survivor Variable Life Income options, listed below).

     The Contract offers the variable annuity payment options listed below.

       Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

       Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.


       Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years
    Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.


     You may be able to purchase the Contract as the beneficiary of a deceased person's Individual Retirement Account. If you do so, you must take distribution of the Contract Value in accordance with the minimum required distribution rules set forth in the Internal Revenue Code and IRS regulations. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." Under certain circumstances, you may satisfy those requirements by electing an annuity option, but you may only elect an annuity option that is available for Death Proceeds. You may choose any optional death benefit available under the

----------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

Contract, but certain other Contract provisions and programs will not be available. Upon your death, the Death Proceeds would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy, administrative procedures, and federal tax law which, among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. The Asset-Based Insurance Charge for all Classes increases by 0.25% for subaccounts investing in the American Funds Insurance Series. Charges for the Guaranteed Minimum Income Benefit and the Earnings Preservation Benefit Rider will not be assessed after annuitization.

AMOUNT OF ANNUITY PAYMENTS

     At the Annuity Calculation Date, which is a Business Day no more than ten Business Days prior to the Maturity Date (or any earlier Annuity Date or other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, Contract Administrative Fee, Withdrawal Charges and any applicable pro rata living benefit or death benefit rider charge) is applied toward the purchase of annuity payments. We determine the amount of variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

     The Fixed Account is not available under variable payment options. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period.

     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     If you own a B Plus Class Contract and choose to annuitize under a fixed or variable payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for fixed or variable annuity payments will be different for B Plus Class Contracts than for other Classes. The effect of these different rates would be to lower your annuity payments.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.


                                LIVING BENEFITS


OVERVIEW OF LIVING BENEFIT RIDERS

     We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at Contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders--guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------

   o Guaranteed Minimum Income Benefit Plus (GMIB Plus II)

   o Guaranteed Minimum Income Benefit

     Our guaranteed income benefit riders are designed to allow you to invest your Contract Value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect to annuitize. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual Contract Value at the time you annuitize. Prior to exercising the rider and annuitizing your Contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.

     GMIB Plus I, GMIB II and GMIB I are not available for sale.

Guaranteed Withdrawal Benefits
------------------------------

   o Lifetime Withdrawal Guarantee (Lifetime Withdrawal Guarantee II)

   o Guaranteed Withdrawal Benefit (Enhanced GWB)

     The guaranteed withdrawal benefit riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.

     With the Lifetime Withdrawal Guarantee (LWG) riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and, except for Contracts issued in New York, the life of your spouse, if the Joint Life version of the rider was elected and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II for more information).

     LWG I and GWB I are not available for sale.


Guaranteed Asset Accumulation Benefit
-------------------------------------

     The Guaranteed Minimum Accumulation Benefit (GMAB) is designed to guarantee that your Contract Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted subaccounts you select.

     GMAB is not available for sale.


                           GUARANTEED INCOME BENEFITS

     At the time you buy the Contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL CONTRACT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.

     There are four versions of the GMIB under this Contract:

   o GMIB Plus II

   o GMIB Plus I (formerly, the Predictor Plus)

   o GMIB II (formerly, the Predictor)

   o GMIB I

     GMIB Plus I, GMIB II and GMIB I are not available for sale.

     Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you. You may not have this benefit and an LWG, GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS

     INCOME BASE AND GMIB ANNUITY PAYMENTS. Under all versions of the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the Contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH

WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR CONTRACT VALUE OR A MINIMUM RETURN FOR ANY SUBACCOUNT. For purposes of calculating the Income Base, the B Plus Class bonus credits are not included. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment). Partial annuitizations are not permitted under the GMIB riders. Applicable Withdrawal Charges on the date that you exercise the Rider will be deducted from the Income Base. We also reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply.

     THE GMIB RIDER CHARGE. Rider charges are 1.00% for GMIB Plus II (0.95% in New York), 0.80% for GMIB Plus I and 0.50% of the Income Base for GMIB II and GMIB I at the time the charge is assessed. For the GMIB Plus II or GMIB Plus I, we reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, on any Contract Anniversary as permitted, up to a rate that does not exceed the lower of (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Optional Step-Up or Optional Reset occurs. The versions of the GMIB for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset are listed below.

     For Contracts issued prior to February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 0.80% of the Income Base (0.75% for New
York). For Contracts issued on and after February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 1.00% of the Income Base (0.95% for New York). For Contracts issued with the version of the GMIB Plus II rider with an Annual Increase Rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base (1.15% for New York).

     For Contracts issued prior to February 26, 2007 for which the GMIB Plus I was elected, the rider charge equals 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.

     If you selected the GMIB Plus I with a Contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base as noted above. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

     The charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary up to and including the anniversary on or immediately preceding the date the Rider is exercised. For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "LIVING BENEFITS--Guaranteed Income Benefits" for information on Optional Step-Ups.) Upon full withdrawal, annuitization change of Owner/Annuitant or assignment of the Contract, the rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. For Contracts issued from May 1, 2003 and prior to May 1, 2005, the charge for the GMIB I and GMIB II is reduced to 0.45% of the Income Base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts applied for prior to February 15, 2003 the charge for the Guaranteed Minimum Income Benefit is 0.15% lower (0.35% rather than 0.50%).

     The GMIB rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.

     THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in Contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set-back with interest of 1.5% per annum. For GMIB Plus II in Contracts issued from February 24, 2009 through May 1, 2009 in all states except New York and prior to May 1, 2009 in New York State, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 1.5% per annum. For GMIB Plus II in Contracts issued in all states except New York before February 24, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000

Mortality Table with a 7-year age set-back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex (where permitted by law), and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85.

     The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Contract Value on your annuity date to then-current annuity purchase rates.

     If you exercise the GMIB rider, your annuity payments will be the greater of:

   o the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or

   o the annuity payment determined for the same annuity option in accordance with the base Contract. (See "ANNUITY PAYMENTS".)

     If you choose not to receive annuity payments as guaranteed under the rider, you may elect any of the annuity options available under the Contract.

     TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax, and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

     RESTRICTIONS ON INVESTMENT ALLOCATIONS. Investment allocation restrictions apply to the GMIB Plus II and GMIB Plus I riders. (See "THE
CONTRACTS--Investment Allocation Restrictions for Certain Riders.")

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the following versions of the GMIB are restricted (as described in "THE CONTRACTS--Purchase Payments--Restrictions on Subsequent Purchase Payments"): GMIB I, GMIB Plus I, and GMIB Plus II.

     RESTRICTIONS ON INVESTMENT ALLOCATIONS AND SUBSEQUENT PURCHASE PAYMENTS AFTER RIDER TERMINATES. If the GMIB Plus II or GMIB Plus I rider terminates (see below), or if you elected both the GMIB Plus II and Enhanced Death Benefit (see "THE CONTRACTS--Enhanced Death Benefit Rider") riders and they both terminate, the restrictions on investment allocations and subsequent purchase payments will no longer apply. However, if you elected both the GMIB Plus II and Enhanced Death Benefit riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent purchase payments will continue to apply.

     OWNERSHIP. If the Owner is a natural person, the Owner must be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB annuity payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB annuity payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner or oldest Joint Owner or, if the owner is a non-natural person, the Annuitant.

     GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts"), in circumstances where, due to the 10-year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Reset/Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the Contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.

     Additionally, the GMIB is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a Beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase, and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the Owner's death, and also prohibit payments for as long as the Beneficiary's life in certain circumstances.

     (See Appendix D for examples of the GMIB.)

DESCRIPTION OF GMIB PLUS II

     In states where approved, GMIB Plus II rider is available only for Owners up through age 78, and you can only elect GMIB Plus II at the time you purchase the Contract. GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.

     Income Base. The Income Base is the greater of (a) or (b) below.

       (a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

       The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).

       (b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the Contract will be treated as if they were received on the date we issue the Contract.) Thereafter, the Annual Increase Amount is equal to (i) less
    (ii), where:

          (i) is purchase payments accumulated at the annual increase rate from the date the purchase payment is made. The annual increase rate is 5% per year through the Contract Anniversary prior to the Owner's 91st birthday and 0% thereafter; and

          (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:

              (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributed to that withdrawal (including any applicable Withdrawal Charge); or

              (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

     As described in (1) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Contract Value. This reduction may be significant, particularly when the Contract Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of annuity payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (2) immediately above.

     (See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)

     For Contracts issued in New York State, the Annual Increase Amount shall not exceed 270% of total purchase payments or, if greater, 270% of the Annual Increase Amount as of the most recent Optional Step-Up. Each time the Annual Increase

Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 270% of the new, higher Annual Increase Amount, if it is greater than 270% of your Purchase Payments.

     In determining GMIB Plus II annuity income, an amount equal to the Withdrawal Charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.

     OPTIONAL STEP-UP. On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Contract Value. An Optional Step-Up may be beneficial if your Contract Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF (A) MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

     An Optional Step-Up is permitted only if: (1) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.

     You may elect either: 1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or 2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing at our Annuity Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.

     We must receive your request to exercise the Optional Step-Up in writing at our Annuity Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

     The Optional Step-Up:

       (1) resets the Annual Increase Amount to the Contract Value on the Contract Anniversary following the receipt of an Optional Step-Up election;

       (2) resets GMIB Plus II waiting period to the tenth Contract Anniversary following the date the Optional Step-Up took effect; and

       (3) For Contracts issued in New York State, an Optional Step-Up also resets the maximum Annual Increase Amount to 270% multiplied by the reset Annual Increase Amount (if greater than the maximum Annual Increase Amount prior to the Optional Step-Up).

       (4) may reset GMIB Plus II rider charge to a rate that does not exceed the lower of (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.

     In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Administrative Office that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

     On the date of the Optional Step-Up, the Contract Value on that day will be treated as a single purchase payment received on the date of the Step-Up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Step-Up.

     INVESTMENT ALLOCATION RESTRICTIONS. If you elect GMIB Plus II, there are certain investment allocation restrictions. (See "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders.") If you elect GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination subaccounts are selected in accordance with the investment allocation restrictions.

     GUARANTEED PRINCIPAL OPTION. On each Contract Anniversary starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that Contract Anniversary.

     By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Contract Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB Plus II payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:

       (a) is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option) and

       (b) the Contract Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.

     For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included.

     The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable subaccount in the ratio the portion of the Contract Value in such subaccount bears to the total Contract Value in all subaccounts. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your Contract Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.

     The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity Contract, however, will continue, and the GMIB Plus II investment allocation and subsequent purchase payment restrictions, described above, will no longer apply.

     The Guaranteed Principal Option is not available in the State of Washington.

     EXERCISING THE GMIB PLUS II RIDER. If you exercise GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:

       (1) Life annuity with 5 years of annuity payments guaranteed.

       (2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants (who are not spouses) is greater than 10 years. (See "ANNUITY PAYMENTS.")

     Option (2) is available in New York State only if the youngest Annuitant is age 35 or older. These options are described in the Contract and the GMIB Plus II rider. Partial annuitizations are not permitted. We reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply.

     The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on your age, your sex (where permitted by law), and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR CONTRACT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.

     If you exercise GMIB Plus II, your annuity payments will be the greater of:

   o the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or

   o the annuity payment determined for the same annuity option in accordance with the base Contract. (See "ANNUITY PAYMENTS.")

     If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying Contract Value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.

     If you take a full withdrawal of your Contract Value, your Contract is terminated by us due to its small Contract Value and inactivity (see "THE CONTRACTS--Inactive Contracts"), or your Contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

     The GMIB purchase payout rates are enhanced under the following circumstances (not applicable to Contracts issued in New York State). If:

   o you take no withdrawals prior to age 62;

   o your Contract Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

   o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

     then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).

     Alternatively, if:

   o you take no withdrawals prior to age 60;

   o your Contract Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and

   o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

     then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).

     If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the Contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the Contract was continued. If the spouse elects to continue the contract and the Owner has not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.

     If you choose not to receive annuity payments as guaranteed under GMIB Plus II, you may elect any of the annuity options available under the Contract.

     TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:

       a) The 30th day following the Contract Anniversary prior to your 91st birthday;

       b) The date you make a complete withdrawal of your Contract Value (if there is an Income Base remaining, you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);

       c) The date you elect to receive annuity payments under the Contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);

       d) Death of the Owner or Joint Owner (unless the spouse (aged 89 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;

       e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the Contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

       f) The effective date of the Guaranteed Principal Option; or

       g) The date you assign your Contract (a pro rata portion of the rider charge will be assessed).

     If an Owner or Joint Owner dies and:

   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and

   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);

     we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.

     Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

     When GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II subsequent purchase payment and investment allocation restrictions no longer apply. However, if you elected both the GMIB Plus II rider and the Enhanced Death Benefit rider, and only the GMIB Plus II rider has terminated, the investment allocation and subsequent purchase payment restrictions applicable to the Enhanced Death Benefit rider will continue to apply.

     (See Appendix D for examples illustrating the operation of GMIB Plus II.)

     For Contracts issued in all states except New York from February 24, 2009
     -------------------------------------------------------------------------
through May 1, 2009, the following differences apply:
--------------------

       (1) The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

       (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to you
    (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

       (3) Different investment allocation restrictions apply. (See "THE CONTRACTS--Allocation of Purchase Payments--Investment Allocation Restrictions for Certain Riders.")

       (4) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).

       (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 1.5% per annum.

       (6) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

       (7) If your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

     For Contracts issued in all states except New York before February 24,
     ----------------------------------------------------------------------
2009, differences (1) through (4) as well as (7) above apply, and the following
----
replaces differences (5) and (6):

       (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per annum.
    (6) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event:
    (i) you take no withdrawals prior to age 60; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

     For Contracts issued in New York State on or prior to May 1, 2009,
     -----------------------------------------------------------------
differences (1), (2) and (3) apply, the following replaces differences (4), (5) and (6), and there is an additional difference (7) and (8):

       (4) The GMIB annuity rates for ages 85-90 are the same as those for age
    84;

       (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 1.5% per annum.

       (6) The joint and last survivor annuity option is only available if the oldest annuitant's attained age is 55 or older.

       (7) The Annual Increase Amount shall not exceed 190% of total purchase payments or, if greater, 190% of the Annual Increase Amount as of the most recent Optional Step-Up;

       (8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base.


DESCRIPTION OF GMIB PLUS I (FORMERLY, THE PREDICTOR PLUS)

     In states where GMIB Plus I has been approved and GMIB Plus II has not been approved, GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the Contract. We may refer to GMIB Plus I as the Predictor Plus in marketing material or other communications. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 85th birthday.

     GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:

       (1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the Contract Anniversary on or following the Owner's 85th birthday and 0% thereafter.

       (2) An "Optional Step-Up" under GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.

       (3) If your Income Base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to Contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.

       (4) The Guaranteed Principal Option may be exercised on each Contract Anniversary starting with the tenth Contract Anniversary and through the contract anniversary prior to the Owner's 86th birthday.

       (5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for a Class of the Contract. We are waiving this right with respect to purchasers of the Contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for a Class of Contract.

       (6) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).

       (7) Termination provision g) above does not apply, and

       (8) The following replaces termination provision a), above:

          The 30th day following the Contract Anniversary on or following your 85th birthday.

       (9) The following replaces termination provision d), above:

          Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract.

       (10) If an Owner or Joint Owner dies and:

   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above;

          and

   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);

          we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.

       (11) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per annum.

       (12) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
    (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

       (13) If you elect GMIB Plus I, you are limited to allocating your purchase payments and Contract Value as described in "THE
    CONTRACTS--Investment Allocation Restrictions for Certain Riders."

     You may elect to participate in the EDCA program, provided that your destination subaccounts are one or more of the above-listed subaccounts.

     For Contracts issued before July 16, 2007, the enhanced GMIB purchase
     -----------------------------------------
payout rates described in item (12) above will not be applied.

     For Contracts issued before February 26, 2007, we offered a version of
     ---------------------------------------------
GMIB Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year. The rider charge for this prior version of GMIB Plus I is 0.75% of the Income Base (with a maximum charge of up to 1.50% upon the exercise of the Optional Reset feature). If the Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base. (See Appendix D for examples of the GMIB.)

     For Contracts issued before February 27, 2006, you may elect an Optional
     ---------------------------------------------
Reset under GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any Contract Anniversary only on or after the third Contract Anniversary, and you may then elect an Optional Reset at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. Subject to state approval, we will enhance your Contract to change the frequency of the Optional Resets from every third Contract Anniversary to every Contract Anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of GMIB Plus I is 0.75% of the Income Base. If the Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.


DESCRIPTION OF GMIB II (FORMERLY, THE PREDICTOR)

     In states where approved, GMIB II was available only for Owners up through age 75, and you can only elect GMIB II at the time you purchase the Contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 85th birthday. We may refer to GMIB II as the Predictor in marketing materials or other communications.

     GMIB II is otherwise identical to GMIB Plus II, with the following exceptions:

       (1) The additional charge for GMIB II is lower (see "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Guaranteed Minimum Income Benefit Rider").

       (2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:

          a. the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday and 0% thereafter, and

          b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.

       (3) There is no Guaranteed Principal Option.

       (4) There is no Optional Reset feature.

       (5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).

       (6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 2.5% per annum and GMIB payout rates are not enhanced.

       (7) The following replaces termination provision a), above:

              The 30th day following the Contract Anniversary on or following your 85th birthday.

       (8) The following replaces termination provision d), above:

       Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.

       If an Owner or Joint Owner dies and:

   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above;

          and

   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);

       we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed

       (9) The following replaces termination provision e), above:

       A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the Contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant.

       (10) Termination provisions f) and g), above, do not apply.

       (11) There are no limitations to how you may allocate your purchase payments and Contract Value among the subaccounts, and you may participate in the Dollar Cost Averaging (DCA) program.

       (12) Subsequent purchase payments are not currently restricted under the GMIB II.

     (See Appendix D for examples illustrating the operation of GMIB II.)

DESCRIPTION OF GMIB I

     The GMIB I Rider is not available for sale.

     In states where approved, you could only elect GMIB I at the time you purchased the Contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a Contract Anniversary.

     GMIB I is identical to GMIB II, with the following exceptions:

       (1) The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II--Income Base", except that:

          a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;

          b) The annual increase rate is 6% per year through the Contract Anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and

          c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous Contract Anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.

       (2) The following replaces termination provision d), above:

     Death of the Owner or death of the Annuitant if a non-natural person owns the Contract.

       (3) If you take a full withdrawal of your Contract Value, your Contract is terminated by us due to its small Contract Value and inactivity or your Contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider. For more information on when we may or may not terminate your Contract, see "THE CONTRACTS--Inactive Contracts".

       (4) Subsequent purchase payments are restricted as described in "THE CONTRACTS--Restrictions on Subsequent Purchase Payments."

     We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the Contract. (See "THE CONTRACTS--Options for Death Proceeds.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this prospectus who have elected GMIB I.


                         GUARANTEED WITHDRAWAL BENEFITS

     We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this Contract:

   o Lifetime Withdrawal Guarantee II ("LWG II")

   o Lifetime Withdrawal Guarantee I ("LWG I")

   o Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

   o Guaranteed Withdrawal Benefit I ("GWB I")


     The guaranteed withdrawal benefit riders are no longer available for sale. There may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you.


     Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, for your life (and, except for Contracts issued in New York, the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)

     If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the Contract, prior to age 86. Contracts issued in New York State are subject to the following issue age requirements for the Lifetime Withdrawal Guarantee I: (1) the owner or oldest joint owner (or annuitant if the owner is a non-natural person) is at least 60 years old for the Single Life Version and (2) the Joint Life Version must be owned by joint owners who are spouses, each of whom is at least 63 years old (because of the requirement that the Contract be owned by joint owners, in New York the Joint Life Version is only available for Non-Qualified Contracts). You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS

     MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee a Contract Value or minimum return for any subaccount. The Benefit Base (as described below) under the GWB I and Enhanced GWB riders, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee rider, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Contract Value to the purchase payments credited within the first 120 days of the date that we issue the Contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II--Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and Withdrawal Charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Withdrawal Charge.")

     IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.

     GWB AND LWG RIDER CHARGES. If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Contract Value during the accumulation phase on each Contract Anniversary. The rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. The Fixed Account is not available for Contracts purchased in the state of New York if you have selected a guaranteed withdrawal benefit.

     The charge for the Lifetime Withdrawal Guarantee II rider is equal to 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Description of the Lifetime Withdrawal Guarantee II--Total Guaranteed Withdrawal Amount") on the applicable Contract Anniversary. For Contracts issued prior to February 24, 2009, the charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "Description of the Enhanced Guaranteed Withdrawal Benefit--Guaranteed Withdrawal Amount") on the applicable Contract Anniversary. (For Contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary. (For contracts issued prior to July 16, 2007, the maximum charge for the Enhanced GWB rider upon an Optional Reset is equal to 0.95% of the Guaranteed Withdrawal Amount.)

     For Contracts with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. If you: make a full withdrawal (surrender) of your Contract Value; you apply all of your Contract Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the Contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, and the effective date of a change of the primary Beneficiary (only for Contracts issued in New York with the Joint Life version of the Lifetime Withdrawal Guarantee II rider), a pro rata portion of the rider charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.

     We reserve the right to increase the Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up or Optional Reset occurs.

     If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Optional Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version. For contracts issued with the Lifetime Withdrawal Guarantee II rider prior to February 24, 2009, the Maximum Optional Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. The versions of the Lifetime Withdrawal Guarantee for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.

     For contracts issued with the Lifetime Withdrawal Guarantee II prior to February 24, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount.

     For contracts issued with the Lifetime Withdrawal Guarantee I, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract issued with the Enhanced GWB rider prior to July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

     If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Description of the Lifetime Withdrawal Guarantee II--Remaining Guaranteed Withdrawal Amount") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Description of the Enhanced Guaranteed Withdrawal Benefit--Benefit Base") equals zero.

     WITHDRAWAL CHARGE. We will apply a Withdrawal Charge to withdrawals from purchase payments of up to 9% of purchase payments taken in the first nine years following receipt of the applicable purchase payment. (See "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Withdrawal Charge" and "THE CONTRACTS--Systematic Withdrawals.")

     TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

     TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB AND LWG RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE CONTRACT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the following Guaranteed Withdrawal Benefits are restricted (as described in "THE CONTRACTS--Purchase Payments--Restrictions on Subsequent Purchase Payments): GWBI, Enhanced GWB, LWG I, and LWG II.

     GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.

     Note that the Enhanced GWB and GWB I riders are not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.

     (See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II

     TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal

Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed

Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal

Amount (up to a maximum of $10,000,000) by each additional purchase payment.

For purposes of calculating the Total Guaranteed Withdrawal Amount, the B Plus

Class bonus credits are not included. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceeds the Annual Benefit Payment, then we will reduce the Total Guaranteed

Withdrawal Amount in the same proportion that the entire withdrawal (including
                                                  ------
any Withdrawal Charge) reduces the Contract Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE CONTRACT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.

     REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial

Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the Non-Excess Withdrawal (including any applicable Withdrawal Charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charges) reduces the Contract Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE CONTRACT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or oldest Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).

     7.25% COMPOUNDING INCOME AMOUNT. For Contracts issued in all states except New York, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

       6% Compounding Income Amount (New York State only). For Contracts issued in New York State, if you elect the Single Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date you reach age 63, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal
    Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal
    Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal is taken before the Contract Anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

       If you elect the Joint Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date the younger spouse reaches age 66, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. If the first withdrawal is taken before the Contract Anniversary following the date the youngest spouse reaches age 66 , the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

     AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Owner's 91st birthday (or, for Contracts issued in New York State with the Joint Life version, the younger spouse's 91st birthday), an Automatic Annual Step-Up will occur, provided that the Contract Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).

     The Automatic Annual Step-Up:

   o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Contract Value on the date of the Step-Up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;

   o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older) or, for Contracts issued in New York State, if the Joint Life version was elected, reset the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the Contract Anniversary following the date the younger spouse is at least age 63); and

   o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new Contract purchases at the time of the Automatic Annual Step-Up.

     For contracts issued before February 24, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).

     In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing at our Annuity Administrative office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Annuity Administrative office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your Contract Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.

     For contracts issued before February 24, 2009. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.

     ANNUAL BENEFIT PAYMENT. For Contracts issued in all states except New York, the initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older).

       Annual Benefit Payment (New York State only). For Contracts issued in New York State, if you elect the Single Life Version of LWG II, the Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% if you make the first withdrawal on or after the Contract Anniversary following the date you reach age 76). If you elect the Joint Life Version of LWG II, the initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make the first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 6% Compounding Income Amount, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset to equal the new Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make your first withdrawal on or after the Contract Anniversary following the date the younger spouse reaches age
    63).


IT IS IMPORTANT TO NOTE:

   o If you take your first withdrawal before the date you reach age 59 1/2 (or, for Contracts issued in New York State with the Joint Life version, if you take your first withdrawal before the date when you and your spouse are at least age 59 1/2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal

     Amount is depleted, even if your Contract Value declines to zero. This means if your Contract Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Contract Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments even if your Contract Value declines to zero due to market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.

   o If you take your first withdrawal on or after the date you reach age
     59 1/2 (or, for Contracts issued in New York State with the Joint Life version, if you take your first withdrawal before the date when you and your spouse are at least age 59 1/2), we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation, and, for Contracts issued in New York State, if you take your first withdrawal when you and your spouse are at least age 59 1/2), even if your Remaining Guaranteed Withdrawal Amount and/or Contract Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Contract Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Contract Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.

   o If you take your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount. For Contracts issued in New York State, if you elect the Joint Life Version, if you take your first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63, your Annual Benefit Payment will be set equal to 5% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount.

   o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT (6% COMPOUNDING INCOME AMOUNT FOR CONTRACTS ISSUED IN NEW YORK STATE) ONCE YOU MAKE YOUR SECOND WITHDRAWAL (FIRST WITHDRAWAL FOR CONTRACTS ISSUED IN NEW YORK). HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.

   o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this Contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee II and Annuitization" below)

     MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether you have made an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDEST JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NONNATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).

     IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE CONTRACT VALUE. THESE REDUCTIONS IN THE

TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Contract Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE CONTRACT VALUE TO ZERO WILL TERMINATE THE CONTRACT.

     IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment--a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."

     You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.

     REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amounts are greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.

     INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "THE CONTRACTS--Investment Allocation Restrictions For Certain Riders". If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.

     JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the Contract, and the Owner (or oldest Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the Contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the Contract under the spousal continuation provisions. (See "THE CONTRACTS--Options for Death Proceeds.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the Contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the Contract and LWG II rider by the spouse will be based on the age of the Contract Owner, or oldest Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above). In situations in which a trust is both the Owner and Beneficiary of the Contract, the Joint Life version of the LWG II would not apply.

     For contracts issued prior to February 24, 2009, the current charge for the Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)

     For Contracts issued in New York State, in order for you and your spouse to receive lifetime income, you and your spouse must be at least age 59 1/2 at the time of the first withdrawal. Please note that a change of the primary Beneficiary will terminate the LWG II rider in New York State. The age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions for Contracts issued in New York State (see "6% Compounding Income Amount" above.) In addition, the withdrawal rate for the Joint Life Version may differ from the withdrawal rate for the Single Life Version for Contracts issued in New York State (see "Annual Benefit Payment" above).

     CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable Contract Anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing at our Annuity Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Investment Allocation Restrictions For Certain Riders" will no longer apply. The variable annuity Contract, however, will continue.

     If you cancel the LWG II rider on the fifteenth Contract Anniversary or any Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Contract Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a)-(b) where:

       (a) is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals taken (including any applicable Withdrawal Charges) and

       (b) is the Contract Value on the date of cancellation.

     The Guaranteed Principal Adjustment will be added to each applicable subaccount in the ratio the portion of the Contract Value in such subaccount bears to the total Contract Value in all subaccounts. The Guaranteed Principal Adjustment will never be less than zero.

     Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.

     The Guaranteed Principal Adjustment is not available in the State of Washington.

     TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:

       (1) the date of a full withdrawal of the Contract Value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);

       (2) the date all of the Contract Value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);

       (3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Contract Value and your Contract is thereby terminated (whatever Contract Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the Contract);

       (4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the Contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;

       (5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

       (6) the effective date of the cancellation of the rider;

       (7) termination of the Contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed);

       (8) the date you assign your Contract, (a pro rata portion of the rider charge will be assessed); or.

       (9) only for Contracts issued in New York State with the Joint Life version, the effective date of a change of the primary Beneficiary (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures.

     Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

     Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.

     LIFETIME WITHDRAWAL GUARANTEE II AND ANNUITIZATION. Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (See "Annuity Options"), or you must make a complete withdrawal of your Contract Value. Annuitization may provide higher income amounts than the payments under the LWG II, depending on the applicable annuity rates and your Contract Value on the Maturity Date.

     If you annuitize at the latest date permitted, you must elect one of the following options:

       (1) Annuitize the Contract Value under the Contract's annuity provisions.

       (2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

       (3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

     If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your Contract under the Variable Life Income with 10-year Period Certain Option. However, if we do, we will adjust your annuity payment or the Annuity Option, if necessary, so your aggregate annuity payments will not be less than what you would have received under the LWG II rider.

     ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your Contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your Contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

     Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

     We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the LWG II rider charge; or (3) the Contract Owner dies, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract, you may not make additional purchase payments under the Contract.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I

     In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.

     TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Contract Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value.

     REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal

Amount after the withdrawal and the Contract Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value.

     COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee

I rider, on each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth Contract Anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). We take the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b)
                                    ------
the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.

     ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).

     AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current Contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each Contract Anniversary prior to the Owner's 86th birthday.

     RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit--Rider Charge").

     INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider, you are limited to allocating your purchase payments and Contract Value as described in "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT

     BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Contract Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.

     The Benefit Base is equal to:

   o Your initial purchase payment, increased by the 5% GWB Bonus Amount;

   o Increased by each subsequent purchase payment, and by the 5% GWB Bonus Amount;

   o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable Withdrawal Charge) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire Contract Value to an annuity option); and

   o If a Benefit Paid from your Contract is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant`s bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Contract Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Contract Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

     (See Appendix E for examples of how withdrawals affect the Benefit Base.)

     ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.

     MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Contract Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Contract Value after the reduction for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB withdrawal rate. Because the GWB charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the benefit relative to the benefits you will receive.

     (See Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)

     You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.

     REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other Contracts subject to

Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit

Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amounts are greater than your Annual

Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as excess withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution program is based on information relating to this Contract only. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.

     GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. For purposes of calculating the Guaranteed Withdrawal Amount, B Plus Class bonus credits are not included. The Guaranteed Withdrawal

Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.

     Optional Reset. At any Contract Anniversary prior to the 86th birthday of the Owner (or the oldest Joint Owner, or the Annuitant if the Contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. The Optional Reset will reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your Contract Value is larger than the Benefit Base immediately before the reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. An Optional Reset will:

   o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Contract Value on the date of the reset;

   o Reset your Annual Benefit Payment equal to the Contract Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and

   o Reset the Enhanced GWB rider charge equal to then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.

     You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Contract Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner, or the Annuitant if the Contract is owned by a non-natural person).

     We must receive your request for a one time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing at our Annuity Administrative Office) before the applicable Contract Anniversary. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.

     If you elect Automatic Annual Resets, a reset will occur automatically on any Contract Anniversary if: (1) your Contract Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the Contract Anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.

     In the event that the charge applicable to Contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the Contract Anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one- time Optional Reset or reinstate Automatic Annual Resets.)

     It is possible to elect a one-time Optional Reset when the Contract Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the Contract Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Contract Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a onetime Optional Reset when your Contract Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Contract Value is larger than the Guaranteed Withdrawal Amount.

     Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).

     For Contracts issued prior to July 16, 2007, you may elect an Optional
     --------------------------------------------
Reset beginning with the third Contract Anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent Contract Anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available

     CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing at our Annuity Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The Contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.

     TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:

       (1) the date you make a full withdrawal of your Contract Value;

       (2) the date you apply all of your Contract Value to an annuity option;

       (3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Contract Value (whatever Contract Value is available will be applied to pay the annual Enhanced GWB rider charge);

       (4) the date we receive due proof of the Owner's death and a beneficiary claim form, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the Contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;

       (5) a change of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the Contract);

       (6) The effective date of cancellation of the rider; or

       (7) the termination of your Contract.

     ENHANCED GWB AND ANNUITIZATION. Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (See "Annuity Options"), or you must make a complete withdrawal of your Contract Value.

     If you annuitize at the latest date permitted, you must elect one of the following options:

       (1) Annuitize the Contract Value under the Contract's annuity provisions.

       (2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.

     If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Variable Life Income with 10-year Period Certain Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.

     ADDITIONAL INFORMATION. If you take a full withdrawal of your Contract Value and the withdrawal does not exceed the Annual Benefit Payment, or your Contract Value is reduced to zero because you do not have a sufficient Contract Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.

     If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other Contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.

     If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant , if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

     We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the Enhanced GWB rider charge; or (3) the Contract Owner or Joint Owner (or the Annuitant , if the Owner is a non-natural person) dies, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I

     The GWB I rider is no longer available for sale. The GWB I rider is the same as the Enhanced GWB rider described above, with the following differences:

       (1) there is no favorable treatment of required minimum distributions;

       (2) the GWB I rider charge continues even if your Benefit Base equals zero;

       (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year;

       (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%;

       (5) you do not have the ability to cancel the rider following your fifth Contract Anniversary; and

       (6) we include withdrawal charges for the purposes of determining whether your annual withdrawals exceeded your Annual Benefit Payment.

     By endorsement, the GWB I rider has been enhanced so that items (1) and
(2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third Contract Anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent Contract Anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


                    GUARANTEED MINIMUM ACCUMULATION BENEFIT

     The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. The GMAB guarantees that your Contract Value will not be
                                                                      ---
less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Contract Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Contract Value so that it is equal to the guaranteed amount. This benefit is intended to protect you against poor investment performance during the accumulation phase of your Contract.


     If you elected the GMAB rider, we require you to allocate your purchase payments and all of your Contract Value to one of three Asset Allocation
                                           ---
subaccounts available in your Contract (the Brighthouse Asset Allocation 80 Subaccount and the Brighthouse Asset Allocation 100 Subaccount are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging program, provided that your destination subaccount is the available Asset Allocation subaccount you have chosen. No transfers are permitted while this rider is in effect.


     The Asset Allocation subaccount you choose determines the percentage of purchase payments that equal the guaranteed amount. The Asset Allocation subaccounts available if you chose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                                                       GUARANTEED AMOUNT
ASSET ALLOCATION                                        (% OF PURCHASE      YEARS TO RIDER
SUBACCOUNT                                                 PAYMENTS)        MATURITY DATE
---------------------------------------------------   ------------------   ---------------
   Brighthouse Asset Allocation 20 Subaccount......          130%             10 years
   Brighthouse Asset Allocation 40 Subaccount......          120%             10 years
   Brighthouse Asset Allocation 60 Subaccount......          110%             10 years


     For more information on the Asset Allocation subaccounts, please see "Investments of the Variable Account" in your contract prospectus as well as the prospectus for the Asset Allocation portfolios the subaccounts invest in.

     You may elect the GMAB rider when you purchase the Contract, up through age 80. However, you may not elect the GMAB rider if you have also elected the Enhanced Death Benefit rider, a GWB rider or a GMIB rider.

     BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Contract Value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the Contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related Withdrawal Charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your Contract that is shown on your contract schedule page (currently $5,000,000). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Contract Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.

     On your Contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which Asset

Allocation subaccount you have selected. When you make a withdrawal from the Contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related Withdrawal Charge) bears to the total Contract Value.


EXAMPLE:

       Assume your Contract Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Contract. The withdrawal amount is 10% of the Contract Value. Therefore, after the withdrawal, your Contract Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

       The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the Contract prior to the Rider Maturity Date.

       Purchase payment bonus amounts under the B Plus Class are not considered to be purchase payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.

       At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your Contract's Contract Value to its Guaranteed Accumulation Amount. If the Contract Value is less than the Guaranteed Accumulation Amount, we will contribute to your Contract Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Asset Allocation subaccount you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA Guaranteed Account).

       If your Contract Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Contract Value. The GMAB rider terminates at the Rider Maturity Date. We will not assess the GMAB Rider Charge after that date, and the related investment requirements and restrictions will no longer apply.

       If your Contract Value is reduced to zero for any reason other than a full withdrawal of the Contract Value or application of the entire Contract Value to an annuity option, but your Contract has a positive Guaranteed Accumulation Amount remaining, the Contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Contract Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Contract.

       Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day GMAB Eligibility Period lose significant value, if the Contract Value, which includes all purchase payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you, if you intend to make additional purchase payments after the GMAB Eligibility Period.


EXAMPLE:


       Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the Brighthouse Asset Allocation 60 Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your Contract Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).

       In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the Brighthouse Asset Allocation 60 Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Contract Value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your Contract Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Contract Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the Guaranteed Minimum Accumulation Benefit are restricted as described in "THE CONTRACTS--Restrictions on Subsequent Purchase Payments."

     RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the Contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Contract Value to an annuity option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person) unless the Beneficiary is the spouse of the Owner and elects to continue the Contract under the spousal continuation provisions of the Contract.

     Once the rider is terminated, the GMAB Rider Charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.

     CANCELLATION. You have a one-time right to cancel this optional benefit, to take effect on your fifth Contract Anniversary. We must receive your request in writing at our Annuity Administrative Office within the 90-day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB RIDER CHARGE

     The GMAB Rider charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted on each Contract Anniversary from your Contract Value pro rata from your Contract's Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary.

     GMAB AND DECEDENT CONTRACTS. Note that the GMAB is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS") or IRA Contract (or where otherwise offered, under any other Contract which is being "stretched" by a Beneficiary after the death of the Contract Owner or after the death of the Annuitant in certain cases) because, under tax rules, such Contracts generally require distributions to commence by the end of the calendar year following the year of the Contract Owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.


                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

       1. Plans qualified under Section 401(a) of the Code ("Qualified Plans"); and

       2. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997.

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax-favored treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously was available for use in TSA Plans funded solely by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with
Section 401(k) plans.

     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." It should be understood that should a tax-favored retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax
     ----------------------------------------------------------------------
deferral, whether or not a variable annuity is purchased, you should consider
-----------------------------------------------------------------------------
whether the features and benefits unique to variable annuities are appropriate
------------------------------------------------------------------------------
for your needs when purchasing a Qualified Contract.
----------------------------------------------------


                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the death benefits.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

   o made on or after the taxpayer reaches age 59 1/2;

   o made on or after the death of an Owner;

   o attributable to the taxpayer's becoming disabled;

   o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

   o under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once annuity payments commence, you may not be able to transfer to another non-qualified annuity contract as part of a tax-free section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.
3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare tax
----------------------------------
       on the lesser of

       1. the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or


       2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly or qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


     "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC
(section)(section)401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.

     You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

     Partial Annuitization. We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2 ) in addition to ordinary income tax. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.

Further Information. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2017, $5,500 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,500 for 2017. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Required Minimum Distributions ("RMDs"). Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Other Tax Issues. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Guaranteed Benefits. If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:

     The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

     We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.


                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC ("Distributor"), for the distribution and sale of the Contracts. - Prior to March 6, 2017, the distributor of the Contracts was MetLife Investors Distribution Company. Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Distributor enters into selling agreements with unaffiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. We pay commissions to Distributor for sales of the Contracts by selling firms. Each of the Eligible Funds make payments to the Company and/or Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Fee Table--Annual Eligible Fund Operating Expenses" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund.

     Selling firms receive commission payments for the products they sell and service. With respect to the Contract, these payments are up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of these payments may be returned if the Contract is not continued through the first Contract Year. Commissions may also be paid if the Contract is annuitized. The amount of commissions payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

     Selling firm representatives and their managers may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions.


     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.


     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.



                       THE OPERATION OF THE FIXED ACCOUNT

     The Contract has a Fixed Account option in states that have approved this option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest. The Fixed Account is not available to Contracts purchased after May 1, 2003 for which the C Class has been selected or for any Contracts which are purchased on or after that date in the state of New York if the GMIB I or GMIB II has been selected. The Fixed Account is also not available for Contracts purchased in the state of New York if the optional Guaranteed Withdrawal Benefit is selected. The Fixed Account is not available if the GMIB Plus I or GMAB is selected.

     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate required by your state. We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily. We also reserve the right to restrict transfers or purchase payments into the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate indicated in your Contract or if the total Contract Value in the Fixed Account exceeds such maximum amount(s) that we establish from time to time. Currently, there is no limit; we will notify you of any such maximum allocation limit. You can also contact us or consult your registered representative for our current limits.

     Currently, any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12-month period. At the end of each succeeding 12-month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, or in the Company's general account (but outside the Fixed Account).

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as in the Variable Account regarding withdrawals and partial withdrawals. Special limits, however, apply to transfers involving the Fixed Account (see below). Unless you request otherwise, any partial withdrawal you make will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account, proportionately.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or
(ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the subaccounts from the Fixed Account will be on a "last-in, first-out" basis. No transfers to the Fixed Account are allowed for 180 days after the date of a transfer out of the Fixed Account and we reserve the right to restrict purchase payments to the Fixed Account during this period. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fits your risk tolerance and time horizon. See the Statement of Additional Information.

     We will deduct the annual Contract Administrative Fee entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.

     For more information on the Fixed Account please refer to the Statement of Additional Information.


                       INVESTMENT PERFORMANCE INFORMATION

     We may advertise or include in sales literature (i) current and effective yields for the subaccounts for a Class; (ii) total returns for the subaccounts for a Class, (iii) non-standard returns for the subaccounts for a Class and
(iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the subaccounts for a specified period for a Class. Total returns for the subaccounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a subaccount's performance for a Class compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison. We may reflect bonus amounts in performance relating to the B Plus Class.


YIELDS

     The current yield of the BlackRock Ultra-Short Term Bond Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     The yield of a subaccount (beside the BlackRock Ultra-Short Term Bond Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

STANDARD RETURN

     The total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in the subaccount for the stated times. Average annual total return of a subaccount tells you the return you would have experienced if you allocated a $1,000 purchase payment to a subaccount for the specified period. We provide average annual total returns for the subaccounts on a Class-specific basis. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the subaccount for that Class (assuming selection of the Standard Death Benefit), including any Withdrawal Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standard total return for a Class will reflect the charge for GMIB I or GMIB II but will not reflect charges for any other optional additional benefits, including the Earnings Preservation Benefit Rider. From time to time in response to changes in the marketplace, promotional emphasis, and actual sales experience, we may modify our determination of which charges and deductions for optional features to factor into each Class's standardized average annual total returns. Narrative disclosure accompanying performance information in marketing materials always will indicate clearly which charges and deductions are reflected in performance for each Class. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the subaccount if any of those periods are not available.


NON-STANDARD RETURN

     "Non-Standard" average annual total return information for a Class may be presented, computed on the same basis as described above, except that deductions may not include the Withdrawal Charge or the charge for the GMIB. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a subaccount. We may also provide non-standard performance that reflects the inclusion or exclusion of various optional riders on a Class-specific basis. Narrative disclosure in marketing material containing non-standard returns will indicate which charges and deductions are reflected. Non-standard performance for a Class will be accompanied by standard performance for that Class.

     We may also illustrate on a Class-specific basis what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Withdrawal Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Withdrawal Value reflects the deduction of any Withdrawal Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Withdrawal Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Withdrawal Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Withdrawal Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Withdrawal Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments on a Class-specific basis in the same manner as described above based on hypothetical returns. To see an example of one such hypothetical illustration, refer to Appendix G.

OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each subaccount on a Class-specific basis to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the subaccounts. Advertising and sales literature may also show the performance rankings of the subaccounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS"), or may compare to the performance of a subaccount on a Class-specific basis to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.


                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/ or material settlement payments have been made.


     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Distributor to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.



                              FINANCIAL STATEMENTS


     Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to Brighthouse Securities, LLC at 11225 North Community House Road, Charlotte, NC 28277 or telephoning 1-800-777-5897 or visiting our website at www.brighthousefinancial.com.

                            ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     The following tables show the Accumulation Unit Values through December 31, 2016 for each subaccount. The Accumulation Unit Values are shown for Contracts with the lowest total Variable Account charge that applied through December 31, 2016, and for Contracts with the highest total Variable Account Charge that applied through December 31, 2016. The first table shows Contracts with the Standard Death Benefit and no riders (1.15% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 1.40%). The second table shows Contracts with the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the Earnings Preservation Benefit Rider (2.20% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 2.45%.) Charges for the optional - -Enhanced Death Benefits, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, -these charges are not reflected in the Accumulation Unit Value. However, -purchasing an Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, -or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. - - -All other possible combination of charges for an American Forerunner Series Contract appear in the Statement of Additional Information, which is available upon request by writing Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277, or calling 1-800-777-5897, or visiting our website at www.brighthousefinancial.com.




                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........    10.245077        10.612658           99,494
   01/01/2013 to 12/31/2013........    10.612658        11.660682          143,476
   01/01/2014 to 12/31/2014........    11.660682        12.374398          143,519
   01/01/2015 to 12/31/2015........    12.374398        12.303765          121,562
   01/01/2016 to 12/31/2016........    12.303765        12.600455          121,323
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
   04/28/2014 to 12/31/2014........     0.996884         1.042205           33,704
   01/01/2015 to 12/31/2015........     1.042205         1.020154          198,970
   01/01/2016 to 12/31/2016........     1.020154         1.028607           87,911
American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.008739         7.023763        2,139,300
   01/01/2009 to 12/31/2009........     7.023763         8.979691        5,447,997
   01/01/2010 to 12/31/2010........     8.979691         9.956569        6,349,814
   01/01/2011 to 12/31/2011........     9.956569         9.633560        6,081,118
   01/01/2012 to 12/31/2012........     9.633560        10.811188        5,926,671
   01/01/2013 to 12/31/2013........    10.811188        12.668216        5,747,514
   01/01/2014 to 12/31/2014........    12.668216        13.280924        5,578,046
   01/01/2015 to 12/31/2015........    13.280924        13.036447        5,027,603
   01/01/2016 to 12/31/2016........    13.036447        13.893859        4,908,250
American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........     9.998740         6.370796        5,674,388
   01/01/2009 to 12/31/2009........     6.370796         8.441748       10,182,097
   01/01/2010 to 12/31/2010........     8.441748         9.470459       10,163,815
   01/01/2011 to 12/31/2011........     9.470459         8.919288       10,183,069
   01/01/2012 to 12/31/2012........     8.919288        10.241451       10,252,599
   01/01/2013 to 12/31/2013........    10.241451        12.666401        9,778,006
   01/01/2014 to 12/31/2014........    12.666401        13.321420        9,478,419
   01/01/2015 to 12/31/2015........    13.321420        13.069581        9,325,013
   01/01/2016 to 12/31/2016........    13.069581        14.077608        8,817,199
American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.018739         7.698627        1,998,760
   01/01/2009 to 12/31/2009........     7.698627         9.391199        5,262,900
   01/01/2010 to 12/31/2010........     9.391199        10.203579        5,362,969
   01/01/2011 to 12/31/2011........    10.203579        10.106437        5,211,389
   01/01/2012 to 12/31/2012........    10.106437        11.073144        5,176,856
   01/01/2013 to 12/31/2013........    11.073144        12.426563        4,759,332
   01/01/2014 to 12/31/2014........    12.426563        13.033156        4,466,552
   01/01/2015 to 12/31/2015........    13.033156        12.790600        4,064,771
   01/01/2016 to 12/31/2016........    12.790600        13.531106        3,532,613

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012........    11.182316        11.610367          340,839
   01/01/2013 to 12/31/2013........    11.610367        11.088377          484,457
   01/01/2014 to 12/31/2014........    11.088377        11.399800          587,128
   01/01/2015 to 12/31/2015........    11.399800        10.190616          436,764
   01/01/2016 to 12/31/2016........    10.190616        10.976834          330,124
Baillie Gifford International Stock Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     1.866242         2.030547        6,339,042
   01/01/2008 to 12/31/2008........     2.030547         1.119223        7,948,500
   01/01/2009 to 12/31/2009........     1.119223         1.348577        9,683,460
   01/01/2010 to 12/31/2010........     1.348577         1.424628        8,787,565
   01/01/2011 to 12/31/2011........     1.424628         1.124830        8,283,177
   01/01/2012 to 12/31/2012........     1.124830         1.327252        8,407,953
   01/01/2013 to 12/31/2013........     1.327252         1.510696        7,621,829
   01/01/2014 to 12/31/2014........     1.510696         1.443494        7,049,990
   01/01/2015 to 12/31/2015........     1.443494         1.396024        6,212,560
   01/01/2016 to 12/31/2016........     1.396024         1.449763        5,264,901
Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2007 to 12/31/2007........     1.892721         2.061892        7,354,196
   01/01/2008 to 12/31/2008........     2.061892         1.137322        7,170,716
   01/01/2009 to 12/31/2009........     1.137322         1.371249        7,152,856
   01/01/2010 to 12/31/2010........     1.371249         1.450971        6,470,512
   01/01/2011 to 12/31/2011........     1.450971         1.147816        5,957,099
   01/01/2012 to 12/31/2012........     1.147816         1.354683        5,681,855
   01/01/2013 to 12/31/2013........     1.354683         1.544047        5,098,648
   01/01/2014 to 12/31/2014........     1.544047         1.477661        4,493,848
   01/01/2015 to 12/31/2015........     1.477661         1.429406        3,967,959
   01/01/2016 to 12/31/2016........     1.429406         1.487123        3,671,423
Barclays Aggregate Bond Index Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     1.340487         1.413341       14,789,032
   01/01/2008 to 12/31/2008........     1.413341         1.475806       12,927,831
   01/01/2009 to 12/31/2009........     1.475806         1.531582       14,536,998
   01/01/2010 to 12/31/2010........     1.531582         1.600271       13,986,740
   01/01/2011 to 12/31/2011........     1.600271         1.697236       12,692,881
   01/01/2012 to 12/31/2012........     1.697236         1.738545       11,872,842
   01/01/2013 to 12/31/2013........     1.738545         1.675156       11,140,902
   01/01/2014 to 12/31/2014........     1.675156         1.746721       10,354,142
   01/01/2015 to 12/31/2015........     1.746721         1.728294        9,461,704
   01/01/2016 to 12/31/2016........     1.728294         1.745097        9,295,069
BlackRock Bond Income Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     4.918626         5.154892        7,063,348
   01/01/2008 to 12/31/2008........     5.154892         4.909032        5,787,885
   01/01/2009 to 12/31/2009........     4.909032         5.298563        5,471,023
   01/01/2010 to 12/31/2010........     5.298563         5.660638        5,566,268
   01/01/2011 to 12/31/2011........     5.660638         5.948863        4,946,245
   01/01/2012 to 12/31/2012........     5.948863         6.308687        4,466,716
   01/01/2013 to 12/31/2013........     6.308687         6.173709        4,298,493
   01/01/2014 to 12/31/2014........     6.173709         6.518726        4,060,774
   01/01/2015 to 12/31/2015........     6.518726         6.466149        3,838,494
   01/01/2016 to 12/31/2016........     6.466149         6.575377        3,519,525
BlackRock Capital Appreciation Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     2.825633         3.307992        1,134,135
   01/01/2008 to 12/31/2008........     3.307992         2.070212        1,395,870
   01/01/2009 to 12/31/2009........     2.070212         2.793630        2,080,167
   01/01/2010 to 12/31/2010........     2.793630         3.299377        1,933,195
   01/01/2011 to 12/31/2011........     3.299377         2.963107        1,764,552
   01/01/2012 to 12/31/2012........     2.963107         3.341252        1,950,381
   01/01/2013 to 12/31/2013........     3.341252         4.422887        1,558,612
   01/01/2014 to 12/31/2014........     4.422887         4.749905        1,361,687
   01/01/2015 to 12/31/2015........     4.749905         4.977848        1,234,921
   01/01/2016 to 12/31/2016........     4.977848         4.913629        1,176,968
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that FI Large Cap
Sub-Account)
   01/01/2007 to 12/31/2007........    17.742684        18.191648           16,795
   01/01/2008 to 12/31/2008........    18.191648         9.899608           21,313
   01/01/2009 to 05/01/2009........     9.899608        10.339751                0

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
BlackRock Capital Appreciation Sub-Account (Class E)
   01/01/2007 to 12/31/2007........     2.852573         3.342657        3,563,998
   01/01/2008 to 12/31/2008........     3.342657         2.093982        3,054,506
   01/01/2009 to 12/31/2009........     2.093982         2.828166        2,730,728
   01/01/2010 to 12/31/2010........     2.828166         3.344473        2,486,429
   01/01/2011 to 12/31/2011........     3.344473         3.006641        2,215,464
   01/01/2012 to 12/31/2012........     3.006641         3.393381        2,027,004
   01/01/2013 to 12/31/2013........     3.393381         4.496664        1,734,880
   01/01/2014 to 12/31/2014........     4.496664         4.833952        1,521,927
   01/01/2015 to 12/31/2015........     4.833952         5.070488        1,335,675
   01/01/2016 to 12/31/2016........     5.070488         5.009630        1,211,739
BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     9.999413        10.340549          230,100
   01/01/2013 to 12/31/2013........    10.340549        11.276079          235,400
   01/01/2014 to 12/31/2014........    11.276079        11.806595          282,156
   01/01/2015 to 12/31/2015........    11.806595        11.658919          297,646
   01/01/2016 to 12/31/2016........    11.658919        12.036352          241,365
BlackRock Large Cap Value Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     1.459220         1.487583        6,643,621
   01/01/2008 to 12/31/2008........     1.487583         0.954237        7,976,000
   01/01/2009 to 12/31/2009........     0.954237         1.047603        9,478,366
   01/01/2010 to 12/31/2010........     1.047603         1.128063        8,432,200
   01/01/2011 to 12/31/2011........     1.128063         1.138050        7,638,778
   01/01/2012 to 12/31/2012........     1.138050         1.282124        7,535,088
   01/01/2013 to 12/31/2013........     1.282124         1.669829        7,680,817
   01/01/2014 to 12/31/2014........     1.669829         1.810886        7,447,492
   01/01/2015 to 12/31/2015........     1.810886         1.679579        6,509,839
   01/01/2016 to 12/31/2016........     1.679579         1.960846        5,278,707
BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2007 to 12/31/2007........     1.465566         1.496121        3,903,735
   01/01/2008 to 12/31/2008........     1.496121         0.960759        3,627,371
   01/01/2009 to 12/31/2009........     0.960759         1.055927        3,123,089
   01/01/2010 to 12/31/2010........     1.055927         1.137833        2,942,951
   01/01/2011 to 12/31/2011........     1.137833         1.148780        2,716,260
   01/01/2012 to 12/31/2012........     1.148780         1.296126        2,423,737
   01/01/2013 to 12/31/2013........     1.296126         1.689864        2,290,622
   01/01/2014 to 12/31/2014........     1.689864         1.834088        1,817,155
   01/01/2015 to 12/31/2015........     1.834088         1.703117        1,476,948
   01/01/2016 to 12/31/2016........     1.703117         1.989054        1,187,415
BlackRock Ultra-Short Term Bond Sub-Account (Class B) (previously BlackRock Money
Market Sub-Account (Class B))
   01/01/2007 to 12/31/2007........     2.421770         2.509184        8,588,411
   01/01/2008 to 12/31/2008........     2.509184         2.544886       13,450,403
   01/01/2009 to 12/31/2009........     2.544886         2.522157       12,458,522
   01/01/2010 to 12/31/2010........     2.522157         2.493317        9,891,974
   01/01/2011 to 12/31/2011........     2.493317         2.464885        8,545,366
   01/01/2012 to 12/31/2012........     2.464885         2.436547        7,514,649
   01/01/2013 to 12/31/2013........     2.436547         2.408686        6,627,268
   01/01/2014 to 12/31/2014........     2.408686         2.381144        5,245,413
   01/01/2015 to 12/31/2015........     2.381144         2.353917        4,688,373
   01/01/2016 to 12/31/2016........     2.353917         2.329610        3,970,654
Clarion Global Real Estate Sub-Account
   01/01/2007 to 12/31/2007........    19.581741        16.451894        1,946,537
   01/01/2008 to 12/31/2008........    16.451894         9.485788        2,056,888
   01/01/2009 to 12/31/2009........     9.485788        12.634529        2,157,734
   01/01/2010 to 12/31/2010........    12.634529        14.501833        1,932,568
   01/01/2011 to 12/31/2011........    14.501833        13.535474        1,738,076
   01/01/2012 to 12/31/2012........    13.535474        16.857347        1,628,498
   01/01/2013 to 12/31/2013........    16.857347        17.255471        1,563,157
   01/01/2014 to 12/31/2014........    17.255471        19.321328        1,425,219
   01/01/2015 to 12/31/2015........    19.321328        18.832715        1,272,812
   01/01/2016 to 12/31/2016........    18.832715        18.780048        1,073,082
ClearBridge Aggressive Growth Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     0.796827         0.805523        3,722,075
   01/01/2008 to 12/31/2008........     0.805523         0.485322        3,438,939
   01/01/2009 to 12/31/2009........     0.485322         0.637914        3,391,763
   01/01/2010 to 12/31/2010........     0.637914         0.780628        3,752,180
   01/01/2011 to 12/31/2011........     0.780628         0.796782        3,431,654
   01/01/2012 to 12/31/2012........     0.796782         0.933397        4,177,761
   01/01/2013 to 12/31/2013........     0.933397         1.343504        6,346,973
   01/01/2014 to 12/31/2014........     1.343504         1.579066       16,138,498
   01/01/2015 to 12/31/2015........     1.579066         1.498003       16,008,296
   01/01/2016 to 12/31/2016........     1.498003         1.520570       13,006,488

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
   04/30/2007 to 12/31/2007........   155.288878       190.818735           11,955
   01/01/2008 to 12/31/2008........   190.818735       109.412134           70,483
   01/01/2009 to 12/31/2009........   109.412134       154.513021          109,518
   01/01/2010 to 12/31/2010........   154.513021       167.100753          101,151
   01/01/2011 to 12/31/2011........   167.100753       152.730026           89,343
   01/01/2012 to 12/31/2012........   152.730026       184.967587           82,277
   01/01/2013 to 12/31/2013........   184.967587       235.488419           70,607
   01/01/2014 to 04/25/2014........   235.488419       245.408811                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
Mason Value Equity Sub-Account (Class B))
   01/01/2007 to 12/31/2007........    10.222985         9.508568           96,051
   01/01/2008 to 12/31/2008........     9.508568         4.265892          114,583
   01/01/2009 to 12/31/2009........     4.265892         5.818360          124,340
   01/01/2010 to 12/31/2010........     5.818360         6.173739          113,568
   01/01/2011 to 04/29/2011........     6.173739         6.569951                0
ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011........     0.664107         0.603415        5,224,014
   01/01/2012 to 12/31/2012........     0.603415         0.707228        4,626,180
   01/01/2013 to 12/31/2013........     0.707228         1.019695        4,275,413
   01/01/2014 to 12/31/2014........     1.019695         1.199007        5,305,049
   01/01/2015 to 12/31/2015........     1.199007         1.138046        4,993,420
   01/01/2016 to 12/31/2016........     1.138046         1.156946        4,753,687
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
Mason Value Equity Sub-Account (Class E))
   01/01/2007 to 12/31/2007........     1.031132         0.960042        3,952,730
   01/01/2008 to 12/31/2008........     0.960042         0.431079        4,302,123
   01/01/2009 to 12/31/2009........     0.431079         0.587925        4,108,673
   01/01/2010 to 12/31/2010........     0.587925         0.624066        3,942,076
   01/01/2011 to 04/29/2011........     0.624066         0.664170                0
Frontier Mid Cap Growth Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    44.585585        52.991867           71,893
   01/01/2008 to 12/31/2008........    52.991867        28.371329           88,238
   01/01/2009 to 12/31/2009........    28.371329        41.807049          113,098
   01/01/2010 to 12/31/2010........    41.807049        47.526146           96,932
   01/01/2011 to 12/31/2011........    47.526146        45.459426           91,328
   01/01/2012 to 12/31/2012........    45.459426        49.741859           89,237
   01/01/2013 to 12/31/2013........    49.741859        65.122115           80,346
   01/01/2014 to 12/31/2014........    65.122115        71.379172           67,594
   01/01/2015 to 12/31/2015........    71.379172        72.400642           62,685
   01/01/2016 to 12/31/2016........    72.400642        75.264286           62,212
Harris Oakmark International Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     2.025872         1.980184       21,282,940
   01/01/2008 to 12/31/2008........     1.980184         1.157172       20,184,851
   01/01/2009 to 12/31/2009........     1.157172         1.773824       19,792,655
   01/01/2010 to 12/31/2010........     1.773824         2.041480       19,526,650
   01/01/2011 to 12/31/2011........     2.041480         1.730480       19,922,850
   01/01/2012 to 12/31/2012........     1.730480         2.210992       19,008,139
   01/01/2013 to 12/31/2013........     2.210992         2.852131       17,989,537
   01/01/2014 to 12/31/2014........     2.852131         2.656271       17,077,648
   01/01/2015 to 12/31/2015........     2.656271         2.507159       16,259,221
   01/01/2016 to 12/31/2016........     2.507159         2.681175       14,767,445
Harris Oakmark International Sub-Account (Class E)
   01/01/2007 to 12/31/2007........     2.035584         1.992066        3,459,660
   01/01/2008 to 12/31/2008........     1.992066         1.165262        2,773,250
   01/01/2009 to 12/31/2009........     1.165262         1.788581        2,513,838
   01/01/2010 to 12/31/2010........     1.788581         2.059983        2,360,210
   01/01/2011 to 12/31/2011........     2.059983         1.748928        2,304,971
   01/01/2012 to 12/31/2012........     1.748928         2.234895        1,977,106
   01/01/2013 to 12/31/2013........     2.234895         2.886460        1,810,363
   01/01/2014 to 12/31/2014........     2.886460         2.691791        1,582,003
   01/01/2015 to 12/31/2015........     2.691791         2.542495        1,372,880
   01/01/2016 to 12/31/2016........     2.542495         2.722288        1,295,754
Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     1.010755         1.049792        2,453,823
   01/01/2013 to 12/31/2013........     1.049792         1.057101        1,846,638
   01/01/2014 to 12/31/2014........     1.057101         1.103334        2,527,356
   01/01/2015 to 12/31/2015........     1.103334         1.044856        2,051,711
   01/01/2016 to 12/31/2016........     1.044856         1.153930        2,352,337

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Invesco Mid Cap Value Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     2.619431         2.697291        7,948,204
   01/01/2013 to 12/31/2013........     2.697291         3.474526        7,324,319
   01/01/2014 to 12/31/2014........     3.474526         3.766024        6,401,216
   01/01/2015 to 12/31/2015........     3.766024         3.388596        5,895,829
   01/01/2016 to 12/31/2016........     3.388596         3.869219        5,091,045
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman Mid Cap
Value Sub-Account)
   01/01/2007 to 12/31/2007........     2.674453         2.728070       10,970,053
   01/01/2008 to 12/31/2008........     2.728070         1.416431       11,677,205
   01/01/2009 to 12/31/2009........     1.416431         2.068733       11,108,702
   01/01/2010 to 12/31/2010........     2.068733         2.577824        9,642,458
   01/01/2011 to 12/31/2011........     2.577824         2.378328        8,641,192
   01/01/2012 to 04/27/2012........     2.378328         2.632222                0
Invesco Small Cap Growth Sub-account
   01/01/2007 to 12/31/2007........     1.483088         1.628351        2,498,856
   01/01/2008 to 12/31/2008........     1.628351         0.986272        2,237,821
   01/01/2009 to 12/31/2009........     0.986272         1.304737        2,219,860
   01/01/2010 to 12/31/2010........     1.304737         1.627539        1,903,533
   01/01/2011 to 12/31/2011........     1.627539         1.591574        1,733,598
   01/01/2012 to 12/31/2012........     1.591574         1.860107        1,820,244
   01/01/2013 to 12/31/2013........     1.860107         2.577615        1,685,344
   01/01/2014 to 12/31/2014........     2.577615         2.749723        1,646,707
   01/01/2015 to 12/31/2015........     2.749723         2.671809        1,263,866
   01/01/2016 to 12/31/2016........     2.671809         2.943276        1,154,799
Jennison Growth Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     0.502487         0.553280        1,110,375
   01/01/2008 to 12/31/2008........     0.553280         0.347050        1,270,553
   01/01/2009 to 12/31/2009........     0.347050         0.478815        3,406,704
   01/01/2010 to 12/31/2010........     0.478815         0.526895        3,728,902
   01/01/2011 to 12/31/2011........     0.526895         0.522037        4,698,221
   01/01/2012 to 12/31/2012........     0.522037         0.596318        9,104,119
   01/01/2013 to 12/31/2013........     0.596318         0.806037        7,543,557
   01/01/2014 to 12/31/2014........     0.806037         0.866489        6,885,962
   01/01/2015 to 12/31/2015........     0.866489         0.946861        6,508,237
   01/01/2016 to 12/31/2016........     0.946861         0.934819        5,847,551
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
   01/01/2007 to 12/31/2007........     9.293841        10.499744          169,622
   01/01/2008 to 12/31/2008........    10.499744         5.611086          222,689
   01/01/2009 to 12/31/2009........     5.611086         7.971071          276,528
   01/01/2010 to 12/31/2010........     7.971071         8.620409          253,624
   01/01/2011 to 12/31/2011........     8.620409         8.404385          230,490
   01/01/2012 to 04/27/2012........     8.404385         9.462599                0
Jennison Growth Sub-Account (Class E)
   01/01/2007 to 12/31/2007........     0.503929         0.555641        2,656,436
   01/01/2008 to 12/31/2008........     0.555641         0.348382        2,346,588
   01/01/2009 to 12/31/2009........     0.348382         0.481750        2,510,651
   01/01/2010 to 12/31/2010........     0.481750         0.530733        2,481,292
   01/01/2011 to 12/31/2011........     0.530733         0.526288        2,433,704
   01/01/2012 to 12/31/2012........     0.526288         0.601288        2,900,310
   01/01/2013 to 12/31/2013........     0.601288         0.813772        2,351,047
   01/01/2014 to 12/31/2014........     0.813772         0.875720        2,117,452
   01/01/2015 to 12/31/2015........     0.875720         0.958032        1,569,240
   01/01/2016 to 12/31/2016........     0.958032         0.946952        1,468,315
JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     1.012809         1.051842          295,712
   01/01/2013 to 12/31/2013........     1.051842         1.154057        1,199,890
   01/01/2014 to 12/31/2014........     1.154057         1.220445        1,584,843
   01/01/2015 to 12/31/2015........     1.220445         1.217280        1,724,674
   01/01/2016 to 12/31/2016........     1.217280         1.238294        1,599,728
Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    13.185557        14.515793          124,802
   01/01/2014 to 12/31/2014........    14.515793        14.847351          110,411
   01/01/2015 to 12/31/2015........    14.847351        14.857789          111,373
   01/01/2016 to 12/31/2016........    14.857789        15.389559          101,749
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998740         8.000140           17,561
   01/01/2009 to 12/31/2009........     8.000140        10.109506          128,691
   01/01/2010 to 12/31/2010........    10.109506        11.175256          201,272
   01/01/2011 to 12/31/2011........    11.175256        11.283513          254,207
   01/01/2012 to 12/31/2012........    11.283513        12.547281          232,617
   01/01/2013 to 04/26/2013........    12.547281        13.107714                0

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Loomis Sayles Small Cap Core Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     3.307237         3.649272        2,877,648
   01/01/2008 to 12/31/2008........     3.649272         2.306703        3,215,282
   01/01/2009 to 12/31/2009........     2.306703         2.962767        3,694,704
   01/01/2010 to 12/31/2010........     2.962767         3.725842        3,314,495
   01/01/2011 to 12/31/2011........     3.725842         3.695806        2,896,934
   01/01/2012 to 12/31/2012........     3.695806         4.174605        2,797,182
   01/01/2013 to 12/31/2013........     4.174605         5.805914        2,450,471
   01/01/2014 to 12/31/2014........     5.805914         5.940522        2,268,835
   01/01/2015 to 12/31/2015........     5.940522         5.770284        1,927,014
   01/01/2016 to 12/31/2016........     5.770284         6.786550        1,682,642
Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2007 to 12/31/2007........     3.338152         3.686879        3,933,129
   01/01/2008 to 12/31/2008........     3.686879         2.332819        3,505,825
   01/01/2009 to 12/31/2009........     2.332819         2.999167        3,027,847
   01/01/2010 to 12/31/2010........     2.999167         3.775484        2,589,672
   01/01/2011 to 12/31/2011........     3.775484         3.748848        2,234,996
   01/01/2012 to 12/31/2012........     3.748848         4.238650        1,932,205
   01/01/2013 to 12/31/2013........     4.238650         5.900929        1,637,609
   01/01/2014 to 12/31/2014........     5.900929         6.043518        1,373,009
   01/01/2015 to 12/31/2015........     6.043518         5.876397        1,205,185
   01/01/2016 to 12/31/2016........     5.876397         6.918149        1,092,257
Loomis Sayles Small Cap Growth Sub-Account
   01/01/2007 to 12/31/2007........     1.102095         1.136435        9,641,364
   01/01/2008 to 12/31/2008........     1.136435         0.659333       10,254,621
   01/01/2009 to 12/31/2009........     0.659333         0.845220       10,427,941
   01/01/2010 to 12/31/2010........     0.845220         1.097485        9,719,492
   01/01/2011 to 12/31/2011........     1.097485         1.114747        8,804,707
   01/01/2012 to 12/31/2012........     1.114747         1.221981        8,344,641
   01/01/2013 to 12/31/2013........     1.221981         1.792445        7,109,158
   01/01/2014 to 12/31/2014........     1.792445         1.788512        6,668,750
   01/01/2015 to 12/31/2015........     1.788512         1.793296        5,829,321
   01/01/2016 to 12/31/2016........     1.793296         1.879996        4,885,892
Met/Artisan Mid Cap Value Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     4.047789         3.718169        4,485,320
   01/01/2008 to 12/31/2008........     3.718169         1.979894        4,563,854
   01/01/2009 to 12/31/2009........     1.979894         2.763609        4,591,313
   01/01/2010 to 12/31/2010........     2.763609         3.135268        4,256,470
   01/01/2011 to 12/31/2011........     3.135268         3.300660        3,793,319
   01/01/2012 to 12/31/2012........     3.300660         3.640603        3,563,500
   01/01/2013 to 12/31/2013........     3.640603         4.912939        3,198,634
   01/01/2014 to 12/31/2014........     4.912939         4.938067        2,880,449
   01/01/2015 to 12/31/2015........     4.938067         4.409803        2,656,832
   01/01/2016 to 12/31/2016........     4.409803         5.346870        2,448,725
Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2007 to 12/31/2007........     4.137273         3.804158       10,867,283
   01/01/2008 to 12/31/2008........     3.804158         2.027693        9,689,704
   01/01/2009 to 12/31/2009........     2.027693         2.833091        8,769,675
   01/01/2010 to 12/31/2010........     2.833091         3.217247        7,915,072
   01/01/2011 to 12/31/2011........     3.217247         3.390385        6,845,528
   01/01/2012 to 12/31/2012........     3.390385         3.743338        5,952,725
   01/01/2013 to 12/31/2013........     3.743338         5.056777        4,962,122
   01/01/2014 to 12/31/2014........     5.056777         5.087679        4,072,400
   01/01/2015 to 12/31/2015........     5.087679         4.547864        3,710,734
   01/01/2016 to 12/31/2016........     4.547864         5.519915        3,411,728
Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011........     9.988425         9.783548           42,984
   01/01/2012 to 12/31/2012........     9.783548        10.096437           68,595
   01/01/2013 to 12/31/2013........    10.096437        10.096845          264,062
   01/01/2014 to 12/31/2014........    10.096845        10.086975          291,379
   01/01/2015 to 12/31/2015........    10.086975         9.909568          255,959
   01/01/2016 to 12/31/2016........     9.909568        10.103215          229,576

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account
(Class B))
   01/01/2007 to 12/31/2007........    44.229038        46.176288           48,017
   01/01/2008 to 12/31/2008........    46.176288        34.251139           49,567
   01/01/2009 to 12/31/2009........    34.251139        39.615952           48,916
   01/01/2010 to 12/31/2010........    39.615952        42.810934           52,682
   01/01/2011 to 12/31/2011........    42.810934        43.841347           52,369
   01/01/2012 to 12/31/2012........    43.841347        48.584846           48,363
   01/01/2013 to 12/31/2013........    48.584846        57.768102           46,155
   01/01/2014 to 12/31/2014........    57.768102        62.978423           36,121
   01/01/2015 to 12/31/2015........    62.978423        63.686941           37,501
   01/01/2016 to 12/31/2016........    63.686941        67.202813           66,471
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap
Research Sub-Account (Class B))
   04/30/2007 to 12/31/2007........     8.290231         8.375437          475,242
   01/01/2008 to 12/31/2008........     8.375437         5.190547          508,205
   01/01/2009 to 12/31/2009........     5.190547         6.116214          651,374
   01/01/2010 to 12/31/2010........     6.116214         6.799357          650,958
   01/01/2011 to 12/31/2011........     6.799357         6.738930          635,085
   01/01/2012 to 12/31/2012........     6.738930         7.554984          615,818
   01/01/2013 to 12/31/2013........     7.554984        10.029034          561,010
   01/01/2014 to 12/31/2014........    10.029034        11.253303          523,862
   01/01/2015 to 12/31/2015........    11.253303        11.624575          461,018
   01/01/2016 to 12/31/2016........    11.624575        12.442880          435,992
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-Account)
   01/01/2007 to 04/27/2007........     7.964984         8.359930                0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
   01/01/2007 to 12/31/2007........    12.770955        13.036832          595,402
   01/01/2008 to 12/31/2008........    13.036832         7.674550          762,897
   01/01/2009 to 12/31/2009........     7.674550         9.975845          884,467
   01/01/2010 to 12/31/2010........     9.975845        11.409204          905,435
   01/01/2011 to 04/29/2011........    11.409204        12.381697                0
MetLife Asset Allocation 100 Sub-Account (Class B)
   05/02/2011 to 12/31/2011........    12.344913        10.590019          844,841
   01/01/2012 to 12/31/2012........    10.590019        12.220931          764,602
   01/01/2013 to 12/31/2013........    12.220931        15.646021          737,347
   01/01/2014 to 12/31/2014........    15.646021        16.254190          687,545
   01/01/2015 to 12/31/2015........    16.254190        15.745666          650,149
   01/01/2016 to 12/31/2016........    15.745666        16.963146          519,323
MetLife Asset Allocation 20 Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    10.902214        11.377287          282,342
   01/01/2008 to 12/31/2008........    11.377287         9.628698          792,455
   01/01/2009 to 12/31/2009........     9.628698        11.472322        1,541,408
   01/01/2010 to 12/31/2010........    11.472322        12.481166        2,022,129
   01/01/2011 to 12/31/2011........    12.481166        12.740046        2,118,894
   01/01/2012 to 12/31/2012........    12.740046        13.749661        2,448,576
   01/01/2013 to 12/31/2013........    13.749661        14.175030        1,830,066
   01/01/2014 to 12/31/2014........    14.175030        14.639587        1,630,842
   01/01/2015 to 12/31/2015........    14.639587        14.387457        1,467,789
   01/01/2016 to 12/31/2016........    14.387457        14.867256        1,357,420
MetLife Asset Allocation 40 Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    11.396525        11.807528        1,911,543
   01/01/2008 to 12/31/2008........    11.807528         9.151441        2,651,607
   01/01/2009 to 12/31/2009........     9.151441        11.188809        3,381,292
   01/01/2010 to 12/31/2010........    11.188809        12.335830        3,289,556
   01/01/2011 to 12/31/2011........    12.335830        12.322980        3,314,000
   01/01/2012 to 12/31/2012........    12.322980        13.577549        3,101,112
   01/01/2013 to 12/31/2013........    13.577549        14.888679        3,206,416
   01/01/2014 to 12/31/2014........    14.888679        15.443530        3,010,747
   01/01/2015 to 12/31/2015........    15.443530        15.103089        2,519,431
   01/01/2016 to 12/31/2016........    15.103089        15.839322        2,275,974
MetLife Asset Allocation 60 Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    11.903852        12.278437        6,984,165
   01/01/2008 to 12/31/2008........    12.278437         8.662263        9,916,917
   01/01/2009 to 12/31/2009........     8.662263        10.835069       11,983,668
   01/01/2010 to 12/31/2010........    10.835069        12.122005       12,357,965
   01/01/2011 to 12/31/2011........    12.122005        11.819644       11,964,748
   01/01/2012 to 12/31/2012........    11.819644        13.230887       11,600,585
   01/01/2013 to 12/31/2013........    13.230887        15.431890       10,977,627
   01/01/2014 to 12/31/2014........    15.431890        16.025911        9,889,349
   01/01/2015 to 12/31/2015........    16.025911        15.641820        8,645,944
   01/01/2016 to 12/31/2016........    15.641820        16.561647        7,788,940

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MetLife Asset Allocation 80 Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    12.412295        12.741993       13,893,994
   01/01/2008 to 12/31/2008........    12.741993         8.172701       18,895,032
   01/01/2009 to 12/31/2009........     8.172701        10.429826       20,623,462
   01/01/2010 to 12/31/2010........    10.429826        11.826184       19,173,594
   01/01/2011 to 12/31/2011........    11.826184        11.250245       18,328,419
   01/01/2012 to 12/31/2012........    11.250245        12.832094       17,737,906
   01/01/2013 to 12/31/2013........    12.832094        15.769380       17,178,534
   01/01/2014 to 12/31/2014........    15.769380        16.403965       16,587,505
   01/01/2015 to 12/31/2015........    16.403965        15.941352       15,573,435
   01/01/2016 to 12/31/2016........    15.941352        17.041972       14,203,137
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998740         7.045771          385,070
   01/01/2009 to 12/31/2009........     7.045771         8.953873          738,878
   01/01/2010 to 12/31/2010........     8.953873         9.740721          812,459
   01/01/2011 to 12/31/2011........     9.740721         9.460054          808,468
   01/01/2012 to 12/31/2012........     9.460054        10.859140          730,212
   01/01/2013 to 04/26/2013........    10.859140        11.699736                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
   04/29/2013 to 12/31/2013........    11.775792        13.445827          736,874
   01/01/2014 to 04/25/2014........    13.445827        13.402058                0
MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012........    10.026427        10.509204          134,455
   01/01/2013 to 12/31/2013........    10.509204        11.881081          417,368
   01/01/2014 to 12/31/2014........    11.881081        12.878440          616,538
   01/01/2015 to 12/31/2015........    12.878440        12.210800          560,234
   01/01/2016 to 12/31/2016........    12.210800        13.080921          510,784
MetLife Mid Cap Stock Index Sub-Account
   01/01/2007 to 12/31/2007........     1.587065         1.686745        8,784,510
   01/01/2008 to 12/31/2008........     1.686745         1.060829        8,755,243
   01/01/2009 to 12/31/2009........     1.060829         1.434368        9,832,778
   01/01/2010 to 12/31/2010........     1.434368         1.786577        8,895,273
   01/01/2011 to 12/31/2011........     1.786577         1.727558        8,180,412
   01/01/2012 to 12/31/2012........     1.727558         2.003639        7,850,227
   01/01/2013 to 12/31/2013........     2.003639         2.631009        6,987,376
   01/01/2014 to 12/31/2014........     2.631009         2.840871        6,332,366
   01/01/2015 to 12/31/2015........     2.840871         2.734769        5,626,168
   01/01/2016 to 12/31/2016........     2.734769         3.247942        5,341,693
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    10.810504        11.322879           22,636
   01/01/2014 to 12/31/2014........    11.322879        12.230024          151,324
   01/01/2015 to 12/31/2015........    12.230024        11.943678          206,060
   01/01/2016 to 12/31/2016........    11.943678        12.322059          113,491
MetLife Stock Index Sub-Account
   01/01/2007 to 12/31/2007........     4.479032         4.647803        4,774,960
   01/01/2008 to 12/31/2008........     4.647803         2.882609        5,006,580
   01/01/2009 to 12/31/2009........     2.882609         3.588294        5,828,952
   01/01/2010 to 12/31/2010........     3.588294         4.061293        5,492,792
   01/01/2011 to 12/31/2011........     4.061293         4.080605        4,965,282
   01/01/2012 to 12/31/2012........     4.080605         4.656057        4,636,123
   01/01/2013 to 12/31/2013........     4.656057         6.061857        4,378,795
   01/01/2014 to 12/31/2014........     6.061857         6.777490        4,204,531
   01/01/2015 to 12/31/2015........     6.777490         6.761188        3,782,636
   01/01/2016 to 12/31/2016........     6.761188         7.444672        3,377,579
MFS(R) Research International Sub-Account
   01/01/2007 to 12/31/2007........     1.645958         1.843291       13,818,599
   01/01/2008 to 12/31/2008........     1.843291         1.050197       17,805,194
   01/01/2009 to 12/31/2009........     1.050197         1.365904       19,077,577
   01/01/2010 to 12/31/2010........     1.365904         1.504287       17,097,092
   01/01/2011 to 12/31/2011........     1.504287         1.327790       16,001,332
   01/01/2012 to 12/31/2012........     1.327790         1.531828       15,710,781
   01/01/2013 to 12/31/2013........     1.531828         1.805930       14,867,014
   01/01/2014 to 12/31/2014........     1.805930         1.661213       14,080,060
   01/01/2015 to 12/31/2015........     1.661213         1.613090       12,713,661
   01/01/2016 to 12/31/2016........     1.613090         1.580687       11,959,932

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MFS(R) Total Return Sub-Account
   01/01/2007 to 12/31/2007........   4.701210           4.838519        3,226,616
   01/01/2008 to 12/31/2008........   4.838519           3.714131        2,711,425
   01/01/2009 to 12/31/2009........   3.714131           4.343711        2,509,240
   01/01/2010 to 12/31/2010........   4.343711           4.714789        2,388,428
   01/01/2011 to 12/31/2011........   4.714789           4.761614        2,145,221
   01/01/2012 to 12/31/2012........   4.761614           5.239168        1,919,764
   01/01/2013 to 12/31/2013........   5.239168           6.147758        1,903,436
   01/01/2014 to 12/31/2014........   6.147758           6.585762        1,554,307
   01/01/2015 to 12/31/2015........   6.585762           6.484445        1,346,729
   01/01/2016 to 12/31/2016........   6.484445           6.982287        1,406,642
MFS(R) Value Sub-Account (Class B)
   01/01/2007 to 12/31/2007........   1.506150           1.428893        8,029,025
   01/01/2008 to 12/31/2008........   1.428893           0.936451        8,573,069
   01/01/2009 to 12/31/2009........   0.936451           1.116307        9,483,637
   01/01/2010 to 12/31/2010........   1.116307           1.226916        9,505,617
   01/01/2011 to 12/31/2011........   1.226916           1.220666        9,064,226
   01/01/2012 to 12/31/2012........   1.220666           1.403545        8,561,645
   01/01/2013 to 12/31/2013........   1.403545           1.878482       10,244,830
   01/01/2014 to 12/31/2014........   1.878482           2.053138        9,377,152
   01/01/2015 to 12/31/2015........   2.053138           2.022264        8,534,333
   01/01/2016 to 12/31/2016........   2.022264           2.280929        7,611,336
MFS(R) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class
B))
   01/01/2007 to 12/31/2007........   3.220868           3.309276        1,135,793
   01/01/2008 to 12/31/2008........   3.309276           1.992201          962,880
   01/01/2009 to 12/31/2009........   1.992201           2.392582          930,635
   01/01/2010 to 12/31/2010........   2.392582           2.702936          958,127
   01/01/2011 to 12/31/2011........   2.702936           2.501500          803,212
   01/01/2012 to 12/31/2012........   2.501500           2.855308          683,458
   01/01/2013 to 04/26/2013........   2.855308           3.146064                0
MFS(R) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account
(Class B))
   04/28/2008 to 12/31/2008........   9.998740           6.611535           25,904
   01/01/2009 to 12/31/2009........   6.611535           8.162357          132,588
   01/01/2010 to 12/31/2010........   8.162357           8.958528          235,164
   01/01/2011 to 12/31/2011........   8.958528           8.807874          199,418
   01/01/2012 to 12/31/2012........   8.807874           9.918288          200,388
   01/01/2013 to 04/26/2013........   9.918288          10.873226                0
MFS(R) Value Sub-Account (Class E)
   01/01/2007 to 12/31/2007........   1.517964           1.441564        8,867,641
   01/01/2008 to 12/31/2008........   1.441564           0.946068        7,557,362
   01/01/2009 to 12/31/2009........   0.946068           1.128574        7,281,661
   01/01/2010 to 12/31/2010........   1.128574           1.241225        6,987,280
   01/01/2011 to 12/31/2011........   1.241225           1.236950        6,112,907
   01/01/2012 to 12/31/2012........   1.236950           1.423187        5,105,383
   01/01/2013 to 12/31/2013........   1.423187           1.908259        5,444,232
   01/01/2014 to 12/31/2014........   1.908259           2.086930        4,643,747
   01/01/2015 to 12/31/2015........   2.086930           2.057487        4,090,641
   01/01/2016 to 12/31/2016........   2.057487           2.322803        3,776,355
MFS(R) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class
E))
   01/01/2007 to 12/31/2007........   3.256193           3.348856        1,006,488
   01/01/2008 to 12/31/2008........   3.348856           2.018308          865,847
   01/01/2009 to 12/31/2009........   2.018308           2.427375          852,064
   01/01/2010 to 12/31/2010........   2.427375           2.745099          834,399
   01/01/2011 to 12/31/2011........   2.745099           2.542878          763,367
   01/01/2012 to 12/31/2012........   2.542878           2.905509          671,437
   01/01/2013 to 04/26/2013........   2.905509           3.202514                0
Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........   1.330574           1.547910        3,895,134
   01/01/2011 to 12/31/2011........   1.547910           1.424325        3,605,437
   01/01/2012 to 12/31/2012........   1.424325           1.538642        3,510,961
   01/01/2013 to 12/31/2013........   1.538642           2.114622        2,945,655
   01/01/2014 to 12/31/2014........   2.114622           2.111644        2,665,164
   01/01/2015 to 12/31/2015........   2.111644           1.982652        2,411,862
   01/01/2016 to 12/31/2016........   1.982652           1.794162        2,293,181
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2007 to 12/31/2007........   1.956578           2.090955        3,973,228
   01/01/2008 to 12/31/2008........   2.090955           0.921211        3,921,022
   01/01/2009 to 12/31/2009........   0.921211           1.216050        4,001,144
   01/01/2010 to 04/30/2010........   1.216050           1.317217                0

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MSCI EAFE(R) Index Sub-Account
   01/01/2007 to 12/31/2007........     1.563644         1.708280       11,955,730
   01/01/2008 to 12/31/2008........     1.708280         0.976071       12,740,429
   01/01/2009 to 12/31/2009........     0.976071         1.237867       13,628,952
   01/01/2010 to 12/31/2010........     1.237867         1.320550       13,082,892
   01/01/2011 to 12/31/2011........     1.320550         1.140350       12,644,141
   01/01/2012 to 12/31/2012........     1.140350         1.330424       12,198,755
   01/01/2013 to 12/31/2013........     1.330424         1.598255       12,030,354
   01/01/2014 to 12/31/2014........     1.598255         1.480953       11,406,836
   01/01/2015 to 12/31/2015........     1.480953         1.445284       11,041,060
   01/01/2016 to 12/31/2016........     1.445284         1.443047       10,229,160
Neuberger Berman Genesis Sub-account (Class B)
   01/01/2007 to 12/31/2007........     2.167606         2.063593        6,557,708
   01/01/2008 to 12/31/2008........     2.063593         1.253431        6,669,517
   01/01/2009 to 12/31/2009........     1.253431         1.398131        7,019,257
   01/01/2010 to 12/31/2010........     1.398131         1.677123        6,888,632
   01/01/2011 to 12/31/2011........     1.677123         1.749284        6,038,408
   01/01/2012 to 12/31/2012........     1.749284         1.897831        5,748,262
   01/01/2013 to 12/31/2013........     1.897831         2.592604        6,811,994
   01/01/2014 to 12/31/2014........     2.592604         2.555260        6,014,242
   01/01/2015 to 12/31/2015........     2.555260         2.535641        5,333,440
   01/01/2016 to 12/31/2016........     2.535641         2.967726        4,790,605
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
   01/01/2007 to 12/31/2007........     1.656344         1.592926        7,222,657
   01/01/2008 to 12/31/2008........     1.592926         0.971556        6,889,859
   01/01/2009 to 12/31/2009........     0.971556         1.313523        6,664,418
   01/01/2010 to 12/31/2010........     1.313523         1.595336        6,099,277
   01/01/2011 to 12/31/2011........     1.595336         1.493923        5,074,869
   01/01/2012 to 12/31/2012........     1.493923         1.554812        5,137,719
   01/01/2013 to 04/26/2013........     1.554812         1.687184                0
Neuberger Berman Genesis Sub-account (Class E)
   01/01/2007 to 12/31/2007........     2.177644         2.075611       15,735,424
   01/01/2008 to 12/31/2008........     2.075611         1.261848       13,874,737
   01/01/2009 to 12/31/2009........     1.261848         1.408603       13,709,982
   01/01/2010 to 12/31/2010........     1.408603         1.691226       12,375,806
   01/01/2011 to 12/31/2011........     1.691226         1.764859       10,583,644
   01/01/2012 to 12/31/2012........     1.764859         1.917318        9,269,060
   01/01/2013 to 12/31/2013........     1.917318         2.622717        9,618,942
   01/01/2014 to 12/31/2014........     2.622717         2.587784        8,182,844
   01/01/2015 to 12/31/2015........     2.587784         2.569145        7,032,523
   01/01/2016 to 12/31/2016........     2.569145         3.010641        6,384,570
Oppenheimer Global Equity Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    19.784749        20.781961          304,771
   01/01/2008 to 12/31/2008........    20.781961        12.211547          300,693
   01/01/2009 to 12/31/2009........    12.211547        16.876723          355,031
   01/01/2010 to 12/31/2010........    16.876723        19.341051          393,488
   01/01/2011 to 12/31/2011........    19.341051        17.513241          334,600
   01/01/2012 to 12/31/2012........    17.513241        20.977864          346,506
   01/01/2013 to 12/31/2013........    20.977864        26.360787          421,028
   01/01/2014 to 12/31/2014........    26.360787        26.617648          402,503
   01/01/2015 to 12/31/2015........    26.617648        27.348883          375,756
   01/01/2016 to 12/31/2016........    27.348883        27.098636          415,654
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998740         6.580617           14,195
   01/01/2009 to 12/31/2009........     6.580617         8.627477           90,419
   01/01/2010 to 12/31/2010........     8.627477         9.182058          112,822
   01/01/2011 to 12/31/2011........     9.182058         8.451242          106,201
   01/01/2012 to 12/31/2012........     8.451242        10.209960          129,095
   01/01/2013 to 04/26/2013........    10.209960        10.862886                0
PanAgora Global Diversified Risk Sub-Account (Class B)
   04/28/2014 to 12/31/2014........     0.999843         1.037377                0
   01/01/2015 to 12/31/2015........     1.037377         0.969349          226,538
   01/01/2016 to 12/31/2016........     0.969349         1.064855        1,173,084

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
PIMCO Inflation Protection Bond Sub-Account
   01/01/2007 to 12/31/2007........    11.205166        12.272379          151,478
   01/01/2008 to 12/31/2008........    12.272379        11.295897          916,660
   01/01/2009 to 12/31/2009........    11.295897        13.182182        1,387,849
   01/01/2010 to 12/31/2010........    13.182182        14.042861        1,539,017
   01/01/2011 to 12/31/2011........    14.042861        15.429350        1,478,334
   01/01/2012 to 12/31/2012........    15.429350        16.644782        1,534,108
   01/01/2013 to 12/31/2013........    16.644782        14.928300        1,321,877
   01/01/2014 to 12/31/2014........    14.928300        15.184566        1,156,482
   01/01/2015 to 12/31/2015........    15.184566        14.544119        1,058,374
   01/01/2016 to 12/31/2016........    14.544119        15.094395          964,423
PIMCO Total Return Sub-Account
   01/01/2007 to 12/31/2007........     1.275235         1.355933       55,723,578
   01/01/2008 to 12/31/2008........     1.355933         1.345880       49,763,446
   01/01/2009 to 12/31/2009........     1.345880         1.570362       54,550,963
   01/01/2010 to 12/31/2010........     1.570362         1.679247       57,536,262
   01/01/2011 to 12/31/2011........     1.679247         1.712715       51,688,809
   01/01/2012 to 12/31/2012........     1.712715         1.849991       50,228,050
   01/01/2013 to 12/31/2013........     1.849991         1.793809       48,142,919
   01/01/2014 to 12/31/2014........     1.793809         1.847632       42,268,664
   01/01/2015 to 12/31/2015........     1.847632         1.826598       38,135,576
   01/01/2016 to 12/31/2016........     1.826598         1.852836       33,446,763
Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012........    10.799742        10.985137           24,736
   01/01/2013 to 12/31/2013........    10.985137        10.368742           36,765
   01/01/2014 to 12/31/2014........    10.368742        11.024742           42,449
   01/01/2015 to 12/31/2015........    11.024742        10.945558           81,737
   01/01/2016 to 12/31/2016........    10.945558        10.962936           96,794
Pyramis(R) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    10.216792        10.772061           13,227
   01/01/2014 to 12/31/2014........    10.772061        11.569062           20,435
   01/01/2015 to 12/31/2015........    11.569062        11.293672           89,062
   01/01/2016 to 12/31/2016........    11.293672        11.674289           80,956
Russell 2000(R) Index Sub-Account
   01/01/2007 to 12/31/2007........     1.877218         1.824009        8,818,796
   01/01/2008 to 12/31/2008........     1.824009         1.195970        8,219,937
   01/01/2009 to 12/31/2009........     1.195970         1.485682        8,409,746
   01/01/2010 to 12/31/2010........     1.485682         1.859058        7,628,362
   01/01/2011 to 12/31/2011........     1.859058         1.759057        7,083,192
   01/01/2012 to 12/31/2012........     1.759057         2.017956        6,627,772
   01/01/2013 to 12/31/2013........     2.017956         2.756577        5,695,781
   01/01/2014 to 12/31/2014........     2.756577         2.855356        5,140,275
   01/01/2015 to 12/31/2015........     2.855356         2.695922        4,566,566
   01/01/2016 to 12/31/2016........     2.695922         3.223762        4,511,801
Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012........     1.010787         1.069986          744,411
   01/01/2013 to 12/31/2013........     1.069986         1.164699        1,141,121
   01/01/2014 to 12/31/2014........     1.164699         1.240488        1,344,571
   01/01/2015 to 12/31/2015........     1.240488         1.215525        1,261,639
   01/01/2016 to 12/31/2016........     1.215525         1.269555        1,369,335
SSGA Growth and Income ETF Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    11.195806        11.664615           85,601
   01/01/2008 to 12/31/2008........    11.664615         8.641254          164,786
   01/01/2009 to 12/31/2009........     8.641254        10.668427          751,693
   01/01/2010 to 12/31/2010........    10.668427        11.837243        1,722,681
   01/01/2011 to 12/31/2011........    11.837243        11.826333        2,295,992
   01/01/2012 to 12/31/2012........    11.826333        13.192105        2,273,830
   01/01/2013 to 12/31/2013........    13.192105        14.727689        2,145,626
   01/01/2014 to 12/31/2014........    14.727689        15.405455        2,065,951
   01/01/2015 to 12/31/2015........    15.405455        14.930336        1,925,840
   01/01/2016 to 12/31/2016........    14.930336        15.613316        1,714,675
SSGA Growth ETF Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    11.451405        11.955814           46,159
   01/01/2008 to 12/31/2008........    11.955814         7.922324           87,355
   01/01/2009 to 12/31/2009........     7.922324        10.110710          323,788
   01/01/2010 to 12/31/2010........    10.110710        11.409837          687,188
   01/01/2011 to 12/31/2011........    11.409837        11.039492        1,206,145
   01/01/2012 to 12/31/2012........    11.039492        12.553057        1,390,683
   01/01/2013 to 12/31/2013........    12.553057        14.652224        1,752,478
   01/01/2014 to 12/31/2014........    14.652224        15.263817        1,656,211
   01/01/2015 to 12/31/2015........    15.263817        14.740578        1,586,645
   01/01/2016 to 12/31/2016........    14.740578        15.574497        1,448,757

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
T. Rowe Price Large Cap Growth Sub-Account (Class B)
   01/01/2007 to 12/31/2007........   1.441446         1.555276          8,008,961
   01/01/2008 to 12/31/2008........   1.555276         0.891682          8,861,861
   01/01/2009 to 12/31/2009........   0.891682         1.260849          9,346,672
   01/01/2010 to 12/31/2010........   1.260849         1.455137          8,850,807
   01/01/2011 to 12/31/2011........   1.455137         1.419325          8,511,932
   01/01/2012 to 12/31/2012........   1.419325         1.665020          8,403,729
   01/01/2013 to 12/31/2013........   1.665020         2.284107         13,350,267
   01/01/2014 to 12/31/2014........   2.284107         2.457279         11,761,729
   01/01/2015 to 12/31/2015........   2.457279         2.684552         10,414,879
   01/01/2016 to 12/31/2016........   2.684552         2.694506          9,865,884
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
   01/01/2007 to 12/31/2007........   0.500963         0.651313         11,514,422
   01/01/2008 to 12/31/2008........   0.651313         0.357644         11,811,439
   01/01/2009 to 12/31/2009........   0.357644         0.562065         12,707,254
   01/01/2010 to 12/31/2010........   0.562065         0.709498         12,269,478
   01/01/2011 to 12/31/2011........   0.709498         0.631997         12,400,634
   01/01/2012 to 12/31/2012........   0.631997         0.700440         12,173,876
   01/01/2013 to 04/26/2013........   0.700440         0.733048                  0
T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2007 to 12/31/2007........   0.854583         0.993758         25,073,979
   01/01/2008 to 12/31/2008........   0.993758         0.591882         26,714,584
   01/01/2009 to 12/31/2009........   0.591882         0.851179         27,235,237
   01/01/2010 to 12/31/2010........   0.851179         1.074392         25,381,842
   01/01/2011 to 12/31/2011........   1.074392         1.044634         23,527,949
   01/01/2012 to 12/31/2012........   1.044634         1.173923         22,637,124
   01/01/2013 to 12/31/2013........   1.173923         1.584999         19,740,349
   01/01/2014 to 12/31/2014........   1.584999         1.767039         17,770,271
   01/01/2015 to 12/31/2015........   1.767039         1.863410         15,940,030
   01/01/2016 to 12/31/2016........   1.863410         1.956604         13,855,793
T. Rowe Price Small Cap Growth Sub-Account
   01/01/2007 to 12/31/2007........   1.509438         1.634326          1,792,516
   01/01/2008 to 12/31/2008........   1.634326         1.028841          2,187,102
   01/01/2009 to 12/31/2009........   1.028841         1.410025          2,509,463
   01/01/2010 to 12/31/2010........   1.410025         1.877077          2,745,405
   01/01/2011 to 12/31/2011........   1.877077         1.882513          3,174,110
   01/01/2012 to 12/31/2012........   1.882513         2.156924          3,415,583
   01/01/2013 to 12/31/2013........   2.156924         3.074116          3,460,995
   01/01/2014 to 12/31/2014........   3.074116         3.240949          3,234,047
   01/01/2015 to 12/31/2015........   3.240949         3.282830          3,225,675
   01/01/2016 to 12/31/2016........   3.282830         3.617937          3,120,725
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   01/01/2007 to 12/31/2007........   2.131819         2.185365          8,845,406
   01/01/2008 to 12/31/2008........   2.185365         1.831445          7,824,922
   01/01/2009 to 12/31/2009........   1.831445         2.387927          6,763,685
   01/01/2010 to 12/31/2010........   2.387927         2.654651          6,527,787
   01/01/2011 to 12/31/2011........   2.654651         2.777506          6,305,166
   01/01/2012 to 12/31/2012........   2.777506         3.055655          6,041,580
   01/01/2013 to 12/31/2013........   3.055655         3.045694          5,867,331
   01/01/2014 to 12/31/2014........   3.045694         3.170116          5,742,862
   01/01/2015 to 12/31/2015........   3.170116         3.071172          5,214,754
   01/01/2016 to 12/31/2016........   3.071172         3.288111          8,597,634
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
   01/01/2007 to 12/31/2007........   1.863611         1.962852         15,753,529
   01/01/2008 to 12/31/2008........   1.962852         1.579380         13,447,224
   01/01/2009 to 12/31/2009........   1.579380         2.135462         12,870,565
   01/01/2010 to 12/31/2010........   2.135462         2.384763         11,760,674
   01/01/2011 to 12/31/2011........   2.384763         2.462675         10,915,476
   01/01/2012 to 12/31/2012........   2.462675         2.749556          9,761,695
   01/01/2013 to 12/31/2013........   2.749556         2.934995          9,557,836
   01/01/2014 to 12/31/2014........   2.934995         3.041545          8,273,993
   01/01/2015 to 12/31/2015........   3.041545         2.941389          7,530,655
   01/01/2016 to 04/29/2016........   2.941389         3.033280                  0

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2007 to 12/31/2007........   2.153702         2.211727          7,864,990
   01/01/2008 to 12/31/2008........   2.211727         1.855921          5,862,575
   01/01/2009 to 12/31/2009........   1.855921         2.421370          5,107,229
   01/01/2010 to 12/31/2010........   2.421370         2.695854          4,684,247
   01/01/2011 to 12/31/2011........   2.695854         2.823025          4,262,919
   01/01/2012 to 12/31/2012........   2.823025         3.105846          3,730,139
   01/01/2013 to 12/31/2013........   3.105846         3.099043          3,613,391
   01/01/2014 to 12/31/2014........   3.099043         3.229003          3,088,967
   01/01/2015 to 12/31/2015........   3.229003         3.131579          2,807,932
   01/01/2016 to 12/31/2016........   3.131579         3.358141          4,734,814
Western Asset Management U.S. Government Sub-Account (Class B)
   01/01/2007 to 12/31/2007........   1.667697         1.715019          8,732,679
   01/01/2008 to 12/31/2008........   1.715019         1.686333          9,173,702
   01/01/2009 to 12/31/2009........   1.686333         1.735071          9,427,795
   01/01/2010 to 12/31/2010........   1.735071         1.809442          8,605,220
   01/01/2011 to 12/31/2011........   1.809442         1.882997          8,244,775
   01/01/2012 to 12/31/2012........   1.882997         1.918083          8,023,520
   01/01/2013 to 12/31/2013........   1.918083         1.878986          7,687,549
   01/01/2014 to 12/31/2014........   1.878986         1.904868          7,023,472
   01/01/2015 to 12/31/2015........   1.904868         1.888870          6,313,781
   01/01/2016 to 12/31/2016........   1.888870         1.886342          5,703,892
Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2007 to 12/31/2007........   1.685404         1.734878          9,495,932
   01/01/2008 to 12/31/2008........   1.734878         1.707646          7,041,869
   01/01/2009 to 12/31/2009........   1.707646         1.758779          6,430,199
   01/01/2010 to 12/31/2010........   1.758779         1.837269          5,869,593
   01/01/2011 to 12/31/2011........   1.837269         1.912249          4,970,870
   01/01/2012 to 12/31/2012........   1.912249         1.949764          4,378,472
   01/01/2013 to 12/31/2013........   1.949764         1.913025          4,238,077
   01/01/2014 to 12/31/2014........   1.913025         1.939636          3,601,223
   01/01/2015 to 12/31/2015........   1.939636         1.925089          3,239,848
   01/01/2016 to 12/31/2016........   1.925089         1.925884          3,120,466
Met/Wellington Core Equity Opportunities Sub-Account (Class B) (previously WMC Core
Equity Opportunities Sub-Account (Class B))
   01/01/2007 to 12/31/2007........   3.876398         3.998279         12,408,677
   01/01/2008 to 12/31/2008........   3.998279         2.390441         13,943,753
   01/01/2009 to 12/31/2009........   2.390441         3.111053         16,190,594
   01/01/2010 to 12/31/2010........   3.111053         3.435676         15,390,850
   01/01/2011 to 12/31/2011........   3.435676         3.251478         14,428,600
   01/01/2012 to 12/31/2012........   3.251478         3.619636         13,442,678
   01/01/2013 to 12/31/2013........   3.619636         4.771904         12,073,111
   01/01/2014 to 12/31/2014........   4.771904         5.205753         10,316,787
   01/01/2015 to 12/31/2015........   5.205753         5.256443          8,900,843
   01/01/2016 to 12/31/2016........   5.256443         5.562964          7,655,650
Met/Wellington Core Equity Opportunities Sub-Account (Class E) (previously WMC Core
Equity Opportunities Sub-Account (Class E))
   01/01/2007 to 12/31/2007........   3.919203         4.045854         13,051,767
   01/01/2008 to 12/31/2008........   4.045854         2.421367         11,828,331
   01/01/2009 to 12/31/2009........   2.421367         3.155534         10,957,471
   01/01/2010 to 12/31/2010........   3.155534         3.488089         10,226,156
   01/01/2011 to 12/31/2011........   3.488089         3.304179          9,157,539
   01/01/2012 to 12/31/2012........   3.304179         3.681063          8,265,423
   01/01/2013 to 12/31/2013........   3.681063         4.859065          7,131,094
   01/01/2014 to 12/31/2014........   4.859065         5.305304          5,788,282
   01/01/2015 to 12/31/2015........   5.305304         5.363514          5,044,365
   01/01/2016 to 12/31/2016........   5.363514         5.681410          4,572,849

                                               AMERICAN FORERUNNER - 1.4
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
American Funds Bond Sub-Account
   01/01/2007 to 12/31/2007........    15.562026        15.855269          691,490
   01/01/2008 to 12/31/2008........    15.855269        14.172696          684,203
   01/01/2009 to 12/31/2009........    14.172696        15.737409          809,413
   01/01/2010 to 12/31/2010........    15.737409        16.518743          734,723
   01/01/2011 to 12/31/2011........    16.518743        17.283935          766,914
   01/01/2012 to 12/31/2012........    17.283935        17.958188          717,134
   01/01/2013 to 12/31/2013........    17.958188        17.326314          623,355
   01/01/2014 to 12/31/2014........    17.326314        17.987220          574,421
   01/01/2015 to 12/31/2015........    17.987220        17.785793          517,778
   01/01/2016 to 12/31/2016........    17.785793        18.054908          472,878
American Funds Global Small Capitalization Sub-Account
   01/01/2007 to 12/31/2007........     2.951478         3.533839       16,495,469
   01/01/2008 to 12/31/2008........     3.533839         1.619536       17,411,843
   01/01/2009 to 12/31/2009........     1.619536         2.575949       17,958,641
   01/01/2010 to 12/31/2010........     2.575949         3.109521       16,410,861
   01/01/2011 to 12/31/2011........     3.109521         2.479318       15,273,287
   01/01/2012 to 12/31/2012........     2.479318         2.889073       14,708,045
   01/01/2013 to 12/31/2013........     2.889073         3.654565       12,910,774
   01/01/2014 to 12/31/2014........     3.654565         3.680251       11,436,543
   01/01/2015 to 12/31/2015........     3.680251         3.638728       10,282,341
   01/01/2016 to 12/31/2016........     3.638728         3.663432        9,466,272
American Funds Growth Sub-Account
   01/01/2007 to 12/31/2007........    15.941872        17.660120        8,829,483
   01/01/2008 to 12/31/2008........    17.660120         9.756618        9,143,320
   01/01/2009 to 12/31/2009........     9.756618        13.412801        9,669,853
   01/01/2010 to 12/31/2010........    13.412801        15.697269        9,006,619
   01/01/2011 to 12/31/2011........    15.697269        14.817433        8,165,753
   01/01/2012 to 12/31/2012........    14.817433        17.224367        7,480,294
   01/01/2013 to 12/31/2013........    17.224367        22.097830        6,447,511
   01/01/2014 to 12/31/2014........    22.097830        23.644784        5,521,900
   01/01/2015 to 12/31/2015........    23.644784        24.915100        4,785,264
   01/01/2016 to 12/31/2016........    24.915100        26.899759        4,237,312
American Funds Growth-Income Sub-Account
   01/01/2007 to 12/31/2007........    11.588340        12.002585        7,801,254
   01/01/2008 to 12/31/2008........    12.002585         7.355638        7,641,518
   01/01/2009 to 12/31/2009........     7.355638         9.519414        7,597,212
   01/01/2010 to 12/31/2010........     9.519414        10.459780        7,146,447
   01/01/2011 to 12/31/2011........    10.459780        10.125901        6,406,090
   01/01/2012 to 12/31/2012........    10.125901        11.729933        5,781,068
   01/01/2013 to 12/31/2013........    11.729933        15.441850        5,100,985
   01/01/2014 to 12/31/2014........    15.441850        16.846519        4,356,036
   01/01/2015 to 12/31/2015........    16.846519        16.853967        3,828,466
   01/01/2016 to 12/31/2016........    16.853967        18.534439        3,405,994





                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........    10.137177        10.427165           0
   01/01/2013 to 12/31/2013........    10.427165        11.337229           0
   01/01/2014 to 12/31/2014........    11.337229        11.905492           0
   01/01/2015 to 12/31/2015........    11.905492        11.713876           0
   01/01/2016 to 12/31/2016........    11.713876        11.871062           0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
   04/28/2014 to 12/31/2014........     0.996741         1.034678           0
   01/01/2015 to 12/31/2015........     1.034678         1.002206           0
   01/01/2016 to 12/31/2016........     1.002206         0.999957           0
American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.007589         6.973097           0
   01/01/2009 to 12/31/2009........     6.973097         8.821827           0
   01/01/2010 to 12/31/2010........     8.821827         9.679446           0
   01/01/2011 to 12/31/2011........     9.679446         9.267807           0
   01/01/2012 to 12/31/2012........     9.267807        10.291548           0
   01/01/2013 to 12/31/2013........    10.291548        11.933413           0
   01/01/2014 to 12/31/2014........    11.933413        12.379902           0
   01/01/2015 to 12/31/2015........    12.379902        12.025044           0
   01/01/2016 to 12/31/2016........    12.025044        12.682100           0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........     9.997589         6.324798               0
   01/01/2009 to 12/31/2009........     6.324798         8.293283               0
   01/01/2010 to 12/31/2010........     8.293283         9.206817               0
   01/01/2011 to 12/31/2011........     9.206817         8.580581               0
   01/01/2012 to 12/31/2012........     8.580581         9.749123               0
   01/01/2013 to 12/31/2013........     9.749123        11.931630               0
   01/01/2014 to 12/31/2014........    11.931630        12.417566               0
   01/01/2015 to 12/31/2015........    12.417566        12.055523               0
   01/01/2016 to 12/31/2016........    12.055523        12.849736               0
American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.017588         7.643140               0
   01/01/2009 to 12/31/2009........     7.643140         9.226164               0
   01/01/2010 to 12/31/2010........     9.226164         9.919631               0
   01/01/2011 to 12/31/2011........     9.919631         9.722805               0
   01/01/2012 to 12/31/2012........     9.722805        10.540983               0
   01/01/2013 to 12/31/2013........    10.540983        11.705836               0
   01/01/2014 to 12/31/2014........    11.705836        12.149013               0
   01/01/2015 to 12/31/2015........    12.149013        11.798346               0
   01/01/2016 to 12/31/2016........    11.798346        12.351057               0
AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012........    11.061450        11.404244             262
   01/01/2013 to 12/31/2013........    11.404244        10.777728               0
   01/01/2014 to 12/31/2014........    10.777728        10.964671               0
   01/01/2015 to 12/31/2015........    10.964671         9.699167               0
   01/01/2016 to 12/31/2016........     9.699167        10.338376               0
Baillie Gifford International Stock Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     1.583009         1.704290          83,475
   01/01/2008 to 12/31/2008........     1.704290         0.929532         118,037
   01/01/2009 to 12/31/2009........     0.929532         1.108312         118,860
   01/01/2010 to 12/31/2010........     1.108312         1.158600         118,940
   01/01/2011 to 12/31/2011........     1.158600         0.905236         123,471
   01/01/2012 to 12/31/2012........     0.905236         1.056931         114,296
   01/01/2013 to 12/31/2013........     1.056931         1.190452               0
   01/01/2014 to 12/31/2014........     1.190452         1.125609               0
   01/01/2015 to 12/31/2015........     1.125609         1.077216               0
   01/01/2016 to 12/31/2016........     1.077216         1.107001               0
Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2007 to 12/31/2007........     1.605463         1.730593           2,200
   01/01/2008 to 12/31/2008........     1.730593         0.944560           1,265
   01/01/2009 to 12/31/2009........     0.944560         1.126941           1,256
   01/01/2010 to 12/31/2010........     1.126941         1.180021             648
   01/01/2011 to 12/31/2011........     1.180021         0.923732             109
   01/01/2012 to 12/31/2012........     0.923732         1.078772               0
   01/01/2013 to 12/31/2013........     1.078772         1.216730               0
   01/01/2014 to 12/31/2014........     1.216730         1.152249               0
   01/01/2015 to 12/31/2015........     1.152249         1.102972               0
   01/01/2016 to 12/31/2016........     1.102972         1.135524               0
Barclays Aggregate Bond Index Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     1.230779         1.284048         105,888
   01/01/2008 to 12/31/2008........     1.284048         1.326761          62,767
   01/01/2009 to 12/31/2009........     1.326761         1.362525          51,250
   01/01/2010 to 12/31/2010........     1.362525         1.408765          50,577
   01/01/2011 to 12/31/2011........     1.408765         1.478568          33,325
   01/01/2012 to 12/31/2012........     1.478568         1.498651               0
   01/01/2013 to 12/31/2013........     1.498651         1.428923               0
   01/01/2014 to 12/31/2014........     1.428923         1.474408               0
   01/01/2015 to 12/31/2015........     1.474408         1.443616               0
   01/01/2016 to 12/31/2016........     1.443616         1.442426               0
BlackRock Bond Income Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     3.849555         3.992112          16,300
   01/01/2008 to 12/31/2008........     3.992112         3.761891          12,966
   01/01/2009 to 12/31/2009........     3.761891         4.018002           9,093
   01/01/2010 to 12/31/2010........     4.018002         4.247748           9,395
   01/01/2011 to 12/31/2011........     4.247748         4.417546           9,161
   01/01/2012 to 12/31/2012........     4.417546         4.635563               0
   01/01/2013 to 12/31/2013........     4.635563         4.488992               0
   01/01/2014 to 12/31/2014........     4.488992         4.690361               0
   01/01/2015 to 12/31/2015........     4.690361         4.603930               0
   01/01/2016 to 12/31/2016........     4.603930         4.632805               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
BlackRock Capital Appreciation Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     2.486696         2.880635          22,491
   01/01/2008 to 12/31/2008........     2.880635         1.783832          23,845
   01/01/2009 to 12/31/2009........     1.783832         2.382042          22,491
   01/01/2010 to 12/31/2010........     2.382042         2.783925          27,582
   01/01/2011 to 12/31/2011........     2.783925         2.474117          26,959
   01/01/2012 to 12/31/2012........     2.474117         2.760575          25,026
   01/01/2013 to 12/31/2013........     2.760575         3.616082          12,778
   01/01/2014 to 12/31/2014........     3.616082         3.842878               0
   01/01/2015 to 12/31/2015........     3.842878         3.985222               0
   01/01/2016 to 12/31/2016........     3.985222         3.892721               0
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that FI Large Cap
Sub-Account)
   01/01/2007 to 12/31/2007........    15.917739        16.149075               0
   01/01/2008 to 12/31/2008........    16.149075         8.695741               0
   01/01/2009 to 05/01/2009........     8.695741         9.050660               0
BlackRock Capital Appreciation Sub-Account (Class E)
   01/01/2007 to 12/31/2007........     2.510392         2.910806          28,587
   01/01/2008 to 12/31/2008........     2.910806         1.804304          28,140
   01/01/2009 to 12/31/2009........     1.804304         2.411477          16,076
   01/01/2010 to 12/31/2010........     2.411477         2.821961          15,920
   01/01/2011 to 12/31/2011........     2.821961         2.510454          16,073
   01/01/2012 to 12/31/2012........     2.510454         2.803630          12,201
   01/01/2013 to 12/31/2013........     2.803630         3.676382               0
   01/01/2014 to 12/31/2014........     3.676382         3.910857               0
   01/01/2015 to 12/31/2015........     3.910857         4.059370               0
   01/01/2016 to 12/31/2016........     4.059370         3.968758               0
BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     9.894088        10.159794             196
   01/01/2013 to 12/31/2013........    10.159794        10.963277               0
   01/01/2014 to 12/31/2014........    10.963277        11.359176               0
   01/01/2015 to 12/31/2015........    11.359176        11.099891               0
   01/01/2016 to 12/31/2016........    11.099891        11.339552               0
BlackRock Large Cap Value Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     1.389468         1.401599         176,220
   01/01/2008 to 12/31/2008........     1.401599         0.889641         107,847
   01/01/2009 to 12/31/2009........     0.889641         0.966481          68,989
   01/01/2010 to 12/31/2010........     0.966481         1.029849          46,716
   01/01/2011 to 12/31/2011........     1.029849         1.028135          36,588
   01/01/2012 to 12/31/2012........     1.028135         1.146135          26,204
   01/01/2013 to 12/31/2013........     1.146135         1.477138          22,542
   01/01/2014 to 12/31/2014........     1.477138         1.585184          21,950
   01/01/2015 to 12/31/2015........     1.585184         1.454878               0
   01/01/2016 to 12/31/2016........     1.454878         1.680778               0
BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2007 to 12/31/2007........     1.395508         1.409640          35,649
   01/01/2008 to 12/31/2008........     1.409640         0.895719          33,458
   01/01/2009 to 12/31/2009........     0.895719         0.974159          10,955
   01/01/2010 to 12/31/2010........     0.974159         1.038767          11,464
   01/01/2011 to 12/31/2011........     1.038767         1.037827           8,899
   01/01/2012 to 12/31/2012........     1.037827         1.158650               0
   01/01/2013 to 12/31/2013........     1.158650         1.494860               0
   01/01/2014 to 12/31/2014........     1.494860         1.605492               0
   01/01/2015 to 12/31/2015........     1.605492         1.475266               0
   01/01/2016 to 12/31/2016........     1.475266         1.704955               0
BlackRock Ultra-Short Term Bond Sub-Account (Class B) (previously BlackRock Money
Market Sub-Account (Class B))
   01/01/2007 to 12/31/2007........     1.895153         1.942941          43,463
   01/01/2008 to 12/31/2008........     1.942941         1.949948          37,566
   01/01/2009 to 12/31/2009........     1.949948         1.912346          15,576
   01/01/2010 to 12/31/2010........     1.912346         1.870731           8,246
   01/01/2011 to 12/31/2011........     1.870731         1.830132           6,881
   01/01/2012 to 12/31/2012........     1.830132         1.790091           6,031
   01/01/2013 to 12/31/2013........     1.790091         1.751137           5,471
   01/01/2014 to 12/31/2014........     1.751137         1.713030               0
   01/01/2015 to 12/31/2015........     1.713030         1.675753               0
   01/01/2016 to 12/31/2016........     1.675753         1.641125               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Clarion Global Real Estate Sub-Account
   01/01/2007 to 12/31/2007........    19.041742        15.830068          22,801
   01/01/2008 to 12/31/2008........    15.830068         9.031329          15,525
   01/01/2009 to 12/31/2009........     9.031329        11.903521           6,588
   01/01/2010 to 12/31/2010........    11.903521        13.520294          11,015
   01/01/2011 to 12/31/2011........    13.520294        12.487734          10,165
   01/01/2012 to 12/31/2012........    12.487734        15.389257           9,342
   01/01/2013 to 12/31/2013........    15.389257        15.588127           4,124
   01/01/2014 to 12/31/2014........    15.588127        17.272118           1,457
   01/01/2015 to 12/31/2015........    17.272118        16.659426               0
   01/01/2016 to 12/31/2016........    16.659426        16.439431               0
ClearBridge Aggressive Growth Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     0.750752         0.750973          79,346
   01/01/2008 to 12/31/2008........     0.750973         0.447703          82,332
   01/01/2009 to 12/31/2009........     0.447703         0.582319          79,914
   01/01/2010 to 12/31/2010........     0.582319         0.705161         126,645
   01/01/2011 to 12/31/2011........     0.705161         0.712250          85,962
   01/01/2012 to 12/31/2012........     0.712250         0.825611          85,953
   01/01/2013 to 12/31/2013........     0.825611         1.175961          39,749
   01/01/2014 to 12/31/2014........     1.175961         1.367714          10,009
   01/01/2015 to 12/31/2015........     1.367714         1.283940           4,676
   01/01/2016 to 12/31/2016........     1.283940         1.289668               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
   04/30/2007 to 12/31/2007........   119.280338       145.542773             505
   01/01/2008 to 12/31/2008........   145.542773        82.574883             919
   01/01/2009 to 12/31/2009........    82.574883       115.395552           1,411
   01/01/2010 to 12/31/2010........   115.395552       123.493975             770
   01/01/2011 to 12/31/2011........   123.493975       111.696422             692
   01/01/2012 to 12/31/2012........   111.696422       133.853446             640
   01/01/2013 to 12/31/2013........   133.853446       168.634099               0
   01/01/2014 to 04/25/2014........   168.634099       175.157957               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
Mason Value Equity Sub-Account (Class B))
   01/01/2007 to 12/31/2007........     9.431696         8.680398             932
   01/01/2008 to 12/31/2008........     8.680398         3.853354             744
   01/01/2009 to 12/31/2009........     3.853354         5.200772           1,305
   01/01/2010 to 12/31/2010........     5.200772         5.460836               0
   01/01/2011 to 04/29/2011........     5.460836         5.791437               0
ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011........     0.585357         0.528166          60,041
   01/01/2012 to 12/31/2012........     0.528166         0.612534          60,041
   01/01/2013 to 12/31/2013........     0.612534         0.873948               0
   01/01/2014 to 12/31/2014........     0.873948         1.016899               0
   01/01/2015 to 12/31/2015........     1.016899         0.955109               0
   01/01/2016 to 12/31/2016........     0.955109         0.960828               0
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
Mason Value Equity Sub-Account (Class E))
   01/01/2007 to 12/31/2007........     0.951311         0.876417           3,991
   01/01/2008 to 12/31/2008........     0.876417         0.389387               0
   01/01/2009 to 12/31/2009........     0.389387         0.525515               0
   01/01/2010 to 12/31/2010........     0.525515         0.551998               0
   01/01/2011 to 04/29/2011........     0.551998         0.585463               0
Frontier Mid Cap Growth Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    36.644245        43.096000           1,142
   01/01/2008 to 12/31/2008........    43.096000        22.830686           1,172
   01/01/2009 to 12/31/2009........    22.830686        33.291259           2,998
   01/01/2010 to 12/31/2010........    33.291259        37.450504             219
   01/01/2011 to 12/31/2011........    37.450504        35.448373             204
   01/01/2012 to 12/31/2012........    35.448373        38.380464              54
   01/01/2013 to 12/31/2013........    38.380464        49.723243              42
   01/01/2014 to 12/31/2014........    49.723243        53.931419               0
   01/01/2015 to 12/31/2015........    53.931419        54.131722               0
   01/01/2016 to 12/31/2016........    54.131722        55.685013               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Harris Oakmark International Sub-Account (Class B)
   01/01/2007 to 12/31/2007........   1.917749         1.854805          212,077
   01/01/2008 to 12/31/2008........   1.854805         1.072522           78,472
   01/01/2009 to 12/31/2009........   1.072522         1.626887           57,764
   01/01/2010 to 12/31/2010........   1.626887         1.852837           21,018
   01/01/2011 to 12/31/2011........   1.852837         1.554180           16,509
   01/01/2012 to 12/31/2012........   1.554180         1.964897           22,858
   01/01/2013 to 12/31/2013........   1.964897         2.508220           12,189
   01/01/2014 to 12/31/2014........   2.508220         2.311567            9,300
   01/01/2015 to 12/31/2015........   2.311567         2.159001                0
   01/01/2016 to 12/31/2016........   2.159001         2.284736                0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........   1.010580         1.042242                0
   01/01/2013 to 12/31/2013........   1.042242         1.038538                0
   01/01/2014 to 12/31/2014........   1.038538         1.072636                0
   01/01/2015 to 12/31/2015........   1.072636         1.005168                0
   01/01/2016 to 12/31/2016........   1.005168         1.098508                0
Invesco Mid Cap Value Sub-Account (Class B)
   04/30/2012 to 12/31/2012........   2.273575         2.324714           15,304
   01/01/2013 to 12/31/2013........   2.324714         2.963329           14,116
   01/01/2014 to 12/31/2014........   2.963329         3.178391           11,747
   01/01/2015 to 12/31/2015........   3.178391         2.829963                0
   01/01/2016 to 12/31/2016........   2.829963         3.197597                0
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman Mid Cap
Value Sub-Account)
   01/01/2007 to 12/31/2007........   2.455307         2.478212           58,879
   01/01/2008 to 12/31/2008........   2.478212         1.273177           52,528
   01/01/2009 to 12/31/2009........   1.273177         1.840081           51,117
   01/01/2010 to 12/31/2010........   1.840081         2.268988           32,020
   01/01/2011 to 12/31/2011........   2.268988         2.071558           29,697
   01/01/2012 to 04/27/2012........   2.071558         2.284875                0
Invesco Small Cap Growth Sub-account
   01/01/2007 to 12/31/2007........   1.403914         1.525233           20,674
   01/01/2008 to 12/31/2008........   1.525233         0.914110                0
   01/01/2009 to 12/31/2009........   0.914110         1.196642                0
   01/01/2010 to 12/31/2010........   1.196642         1.477129                0
   01/01/2011 to 12/31/2011........   1.477129         1.429425                0
   01/01/2012 to 12/31/2012........   1.429425         1.653064                0
   01/01/2013 to 12/31/2013........   1.653064         2.266804                0
   01/01/2014 to 12/31/2014........   2.266804         2.392897                0
   01/01/2015 to 12/31/2015........   2.392897         2.300799                0
   01/01/2016 to 12/31/2016........   2.300799         2.508101                0
Jennison Growth Sub-Account (Class B)
   01/01/2007 to 12/31/2007........   0.468491         0.510431           42,167
   01/01/2008 to 12/31/2008........   0.510431         0.316809           48,888
   01/01/2009 to 12/31/2009........   0.316809         0.432530           73,025
   01/01/2010 to 12/31/2010........   0.432530         0.470995                0
   01/01/2011 to 12/31/2011........   0.470995         0.461788                0
   01/01/2012 to 12/31/2012........   0.461788         0.521960                0
   01/01/2013 to 12/31/2013........   0.521960         0.698163                0
   01/01/2014 to 12/31/2014........   0.698163         0.742685                0
   01/01/2015 to 12/31/2015........   0.742685         0.803097                0
   01/01/2016 to 12/31/2016........   0.803097         0.784602                0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
   01/01/2007 to 12/31/2007........   8.737359         9.767408            2,227
   01/01/2008 to 12/31/2008........   9.767408         5.164859            2,531
   01/01/2009 to 12/31/2009........   5.164859         7.260554            6,704
   01/01/2010 to 12/31/2010........   7.260554         7.770062                0
   01/01/2011 to 12/31/2011........   7.770062         7.496385                0
   01/01/2012 to 04/27/2012........   7.496385         8.411474                0
Jennison Growth Sub-Account (Class E)
   01/01/2007 to 12/31/2007........   0.469834         0.512608           13,935
   01/01/2008 to 12/31/2008........   0.512608         0.318025           12,184
   01/01/2009 to 12/31/2009........   0.318025         0.435181           11,659
   01/01/2010 to 12/31/2010........   0.435181         0.474425           12,350
   01/01/2011 to 12/31/2011........   0.474425         0.465547           70,676
   01/01/2012 to 12/31/2012........   0.465547         0.526309           59,026
   01/01/2013 to 12/31/2013........   0.526309         0.704861                0
   01/01/2014 to 12/31/2014........   0.704861         0.750596                0
   01/01/2015 to 12/31/2015........   0.750596         0.812570                0
   01/01/2016 to 12/31/2016........   0.812570         0.794783                0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     1.012635         1.044277               0
   01/01/2013 to 12/31/2013........     1.044277         1.133792               0
   01/01/2014 to 12/31/2014........     1.133792         1.186490               0
   01/01/2015 to 12/31/2015........     1.186490         1.171051               0
   01/01/2016 to 12/31/2016........     1.171051         1.178825               0
Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    12.509091        13.674038               0
   01/01/2014 to 12/31/2014........    13.674038        13.840267               0
   01/01/2015 to 12/31/2015........    13.840267        13.705301               0
   01/01/2016 to 12/31/2016........    13.705301        14.047564               0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.997589         7.942507               0
   01/01/2009 to 12/31/2009........     7.942507         9.931910               0
   01/01/2010 to 12/31/2010........     9.931910        10.864348               0
   01/01/2011 to 12/31/2011........    10.864348        10.855279               0
   01/01/2012 to 12/31/2012........    10.855279        11.944370             420
   01/01/2013 to 04/26/2013........    11.944370        12.436309               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     2.895310         3.161190          30,241
   01/01/2008 to 12/31/2008........     3.161190         1.977202          47,137
   01/01/2009 to 12/31/2009........     1.977202         2.513023          45,297
   01/01/2010 to 12/31/2010........     2.513023         3.127297          38,498
   01/01/2011 to 12/31/2011........     3.127297         3.069740          36,604
   01/01/2012 to 12/31/2012........     3.069740         3.431032          35,653
   01/01/2013 to 12/31/2013........     3.431032         4.721982           4,862
   01/01/2014 to 12/31/2014........     4.721982         4.780980           4,981
   01/01/2015 to 12/31/2015........     4.780980         4.595454               0
   01/01/2016 to 12/31/2016........     4.595454         5.348368               0
Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2007 to 12/31/2007........     2.922363         3.193754          16,791
   01/01/2008 to 12/31/2008........     3.193754         1.999579          16,354
   01/01/2009 to 12/31/2009........     1.999579         2.543887           3,025
   01/01/2010 to 12/31/2010........     2.543887         3.168952           2,405
   01/01/2011 to 12/31/2011........     3.168952         3.113785           1,845
   01/01/2012 to 12/31/2012........     3.113785         3.483656               0
   01/01/2013 to 12/31/2013........     3.483656         4.799240               0
   01/01/2014 to 12/31/2014........     4.799240         4.863854               0
   01/01/2015 to 12/31/2015........     4.863854         4.679946               0
   01/01/2016 to 12/31/2016........     4.679946         5.452059               0
Loomis Sayles Small Cap Growth Sub-Account
   01/01/2007 to 12/31/2007........     1.038404         1.059511         109,626
   01/01/2008 to 12/31/2008........     1.059511         0.608244          85,025
   01/01/2009 to 12/31/2009........     0.608244         0.771582          40,646
   01/01/2010 to 12/31/2010........     0.771582         0.991420          76,624
   01/01/2011 to 12/31/2011........     0.991420         0.996515          75,304
   01/01/2012 to 12/31/2012........     0.996515         1.080906          64,043
   01/01/2013 to 12/31/2013........     1.080906         1.568969          41,811
   01/01/2014 to 12/31/2014........     1.568969         1.549167           6,129
   01/01/2015 to 12/31/2015........     1.549167         1.537084           3,510
   01/01/2016 to 12/31/2016........     1.537084         1.594564               0
Met/Artisan Mid Cap Value Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     3.506527         3.187138          19,925
   01/01/2008 to 12/31/2008........     3.187138         1.679285          13,552
   01/01/2009 to 12/31/2009........     1.679285         2.319518          13,892
   01/01/2010 to 12/31/2010........     2.319518         2.603993           2,498
   01/01/2011 to 12/31/2011........     2.603993         2.712786           2,441
   01/01/2012 to 12/31/2012........     2.712786         2.960762           2,656
   01/01/2013 to 12/31/2013........     2.960762         3.953802           1,029
   01/01/2014 to 12/31/2014........     3.953802         3.932499           1,029
   01/01/2015 to 12/31/2015........     3.932499         3.475107               0
   01/01/2016 to 12/31/2016........     3.475107         4.169554               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2007 to 12/31/2007........     3.584022         3.260825         15,910
   01/01/2008 to 12/31/2008........     3.260825         1.719816         14,545
   01/01/2009 to 12/31/2009........     1.719816         2.377820          5,468
   01/01/2010 to 12/31/2010........     2.377820         2.672064          4,069
   01/01/2011 to 12/31/2011........     2.672064         2.786512          3,473
   01/01/2012 to 12/31/2012........     2.786512         3.044293          2,112
   01/01/2013 to 12/31/2013........     3.044293         4.069534              0
   01/01/2014 to 12/31/2014........     4.069534         4.051620              0
   01/01/2015 to 12/31/2015........     4.051620         3.583882              0
   01/01/2016 to 12/31/2016........     3.583882         4.304471              0
Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011........     9.986988         9.714258              0
   01/01/2012 to 12/31/2012........     9.714258         9.919665              0
   01/01/2013 to 12/31/2013........     9.919665         9.816446              0
   01/01/2014 to 12/31/2014........     9.816446         9.704415              0
   01/01/2015 to 12/31/2015........     9.704415         9.434146              0
   01/01/2016 to 12/31/2016........     9.434146         9.518043              0
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account
(Class B))
   01/01/2007 to 12/31/2007........    35.669174        36.848524            321
   01/01/2008 to 12/31/2008........    36.848524        27.045619            299
   01/01/2009 to 12/31/2009........    27.045619        30.955145            284
   01/01/2010 to 12/31/2010........    30.955145        33.102467            268
   01/01/2011 to 12/31/2011........    33.102467        33.545974            251
   01/01/2012 to 12/31/2012........    33.545974        36.785309            235
   01/01/2013 to 12/31/2013........    36.785309        43.281634            226
   01/01/2014 to 12/31/2014........    43.281634        46.692589              0
   01/01/2015 to 12/31/2015........    46.692589        46.724670              0
   01/01/2016 to 12/31/2016........    46.724670        48.789238              0
Met/Wellington Core Equity Opportunities Sub-Account (Class B) (previously WMC Core
Equity Opportunities Sub-Account (Class B))
   01/01/2007 to 12/31/2007........     3.411548         3.481854         89,779
   01/01/2008 to 12/31/2008........     3.481854         2.059813         73,302
   01/01/2009 to 12/31/2009........     2.059813         2.652753         58,729
   01/01/2010 to 12/31/2010........     2.652753         2.898980         54,635
   01/01/2011 to 12/31/2011........     2.898980         2.714949         50,514
   01/01/2012 to 12/31/2012........     2.714949         2.990631         44,750
   01/01/2013 to 12/31/2013........     2.990631         3.901517         16,486
   01/01/2014 to 12/31/2014........     3.901517         4.211777         13,130
   01/01/2015 to 12/31/2015........     4.211777         4.208368              0
   01/01/2016 to 12/31/2016........     4.208368         4.407259              0
Met/Wellington Core Equity Opportunities Sub-Account (Class E) (previously WMC Core
Equity Opportunities Sub-Account (Class E))
   01/01/2007 to 12/31/2007........     3.449185         3.523249         37,901
   01/01/2008 to 12/31/2008........     3.523249         2.086441         33,480
   01/01/2009 to 12/31/2009........     2.086441         2.690655         30,113
   01/01/2010 to 12/31/2010........     2.690655         2.943176         29,631
   01/01/2011 to 12/31/2011........     2.943176         2.758928         27,930
   01/01/2012 to 12/31/2012........     2.758928         3.041354         10,215
   01/01/2013 to 12/31/2013........     3.041354         3.972741              0
   01/01/2014 to 12/31/2014........     3.972741         4.292279              0
   01/01/2015 to 12/31/2015........     4.292279         4.294049              0
   01/01/2016 to 12/31/2016........     4.294049         4.501055              0
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap
Research Sub-Account (Class B))
   04/30/2007 to 12/31/2007........     6.452878         6.473410          1,846
   01/01/2008 to 12/31/2008........     6.473410         3.969669              0
   01/01/2009 to 12/31/2009........     3.969669         4.628745              0
   01/01/2010 to 12/31/2010........     4.628745         5.092045              0
   01/01/2011 to 12/31/2011........     5.092045         4.994173          5,856
   01/01/2012 to 12/31/2012........     4.994173         5.540173          5,856
   01/01/2013 to 12/31/2013........     5.540173         7.277671              0
   01/01/2014 to 12/31/2014........     7.277671         8.080794              0
   01/01/2015 to 12/31/2015........     8.080794         8.260205              0
   01/01/2016 to 12/31/2016........     8.260205         8.749338              0
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-Account)
   01/01/2007 to 04/27/2007........     6.221507         6.507696              0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
   01/01/2007 to 12/31/2007........    12.549255        12.675952              0
   01/01/2008 to 12/31/2008........    12.675952         7.383724          7,971
   01/01/2009 to 12/31/2009........     7.383724         9.497549         12,122
   01/01/2010 to 12/31/2010........     9.497549        10.748847          4,370
   01/01/2011 to 04/29/2011........    10.748847        11.625198              0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MetLife Asset Allocation 100 Sub-Account (Class B)
   05/02/2011 to 12/31/2011........    11.589659         9.873021           4,348
   01/01/2012 to 12/31/2012........     9.873021        11.273918           4,324
   01/01/2013 to 12/31/2013........    11.273918        14.282933               0
   01/01/2014 to 12/31/2014........    14.282933        14.683102               0
   01/01/2015 to 12/31/2015........    14.683102        14.075098               0
   01/01/2016 to 12/31/2016........    14.075098        15.005046               0
MetLife Asset Allocation 20 Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    10.712904        11.062340           4,990
   01/01/2008 to 12/31/2008........    11.062340         9.264045           6,611
   01/01/2009 to 12/31/2009........     9.264045        10.922625           6,577
   01/01/2010 to 12/31/2010........    10.922625        11.759076           6,549
   01/01/2011 to 12/31/2011........    11.759076        11.877939           6,518
   01/01/2012 to 12/31/2012........    11.877939        12.684647           6,488
   01/01/2013 to 12/31/2013........    12.684647        12.940479           6,459
   01/01/2014 to 12/31/2014........    12.940479        13.224989               0
   01/01/2015 to 12/31/2015........    13.224989        12.861441               0
   01/01/2016 to 12/31/2016........    12.861441        13.151543               0
MetLife Asset Allocation 40 Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    11.198645        11.480672         106,882
   01/01/2008 to 12/31/2008........    11.480672         8.804813          99,674
   01/01/2009 to 12/31/2009........     8.804813        10.652619          33,337
   01/01/2010 to 12/31/2010........    10.652619        11.622079          31,187
   01/01/2011 to 12/31/2011........    11.622079        11.488999          22,715
   01/01/2012 to 12/31/2012........    11.488999        12.525773               0
   01/01/2013 to 12/31/2013........    12.525773        13.591899               0
   01/01/2014 to 12/31/2014........    13.591899        13.951162               0
   01/01/2015 to 12/31/2015........    13.951162        13.501071               0
   01/01/2016 to 12/31/2016........    13.501071        14.011335               0
MetLife Asset Allocation 60 Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    11.697181        11.938556          11,246
   01/01/2008 to 12/31/2008........    11.938556         8.334120          12,898
   01/01/2009 to 12/31/2009........     8.334120        10.315758          12,805
   01/01/2010 to 12/31/2010........    10.315758        11.420563           8,244
   01/01/2011 to 12/31/2011........    11.420563        11.019632           7,536
   01/01/2012 to 12/31/2012........    11.019632        12.205868           7,502
   01/01/2013 to 12/31/2013........    12.205868        14.087711           5,857
   01/01/2014 to 12/31/2014........    14.087711        14.477166           3,144
   01/01/2015 to 12/31/2015........    14.477166        13.982558           3,128
   01/01/2016 to 12/31/2016........    13.982558        14.650196               0
MetLife Asset Allocation 80 Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    12.196813        12.389279           1,754
   01/01/2008 to 12/31/2008........    12.389279         7.863050          10,495
   01/01/2009 to 12/31/2009........     7.863050         9.929845           8,830
   01/01/2010 to 12/31/2010........     9.929845        11.141773             219
   01/01/2011 to 12/31/2011........    11.141773        10.488657             215
   01/01/2012 to 12/31/2012........    10.488657        11.837841             211
   01/01/2013 to 12/31/2013........    11.837841        14.395669             207
   01/01/2014 to 12/31/2014........    14.395669        14.818538             204
   01/01/2015 to 12/31/2015........    14.818538        14.250165               0
   01/01/2016 to 12/31/2016........    14.250165        15.074929               0
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.997589         6.994952               0
   01/01/2009 to 12/31/2009........     6.994952         8.796467               0
   01/01/2010 to 12/31/2010........     8.796467         9.469607               0
   01/01/2011 to 12/31/2011........     9.469607         9.100861               0
   01/01/2012 to 12/31/2012........     9.100861        10.337166               0
   01/01/2013 to 04/26/2013........    10.337166        11.100257               0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
   04/29/2013 to 12/31/2013........    11.171458        12.665907               0
   01/01/2014 to 04/25/2014........    12.665907        12.582954               0
MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012........     9.920830        10.325525               0
   01/01/2013 to 12/31/2013........    10.325525        11.551525               0
   01/01/2014 to 12/31/2014........    11.551525        12.390449               0
   01/01/2015 to 12/31/2015........    12.390449        11.625355               0
   01/01/2016 to 12/31/2016........    11.625355        12.323716               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MetLife Mid Cap Stock Index Sub-Account
   01/01/2007 to 12/31/2007........     1.482519         1.559085         14,275
   01/01/2008 to 12/31/2008........     1.559085         0.970241         14,832
   01/01/2009 to 12/31/2009........     0.970241         1.298177         12,943
   01/01/2010 to 12/31/2010........     1.298177         1.600078         11,311
   01/01/2011 to 12/31/2011........     1.600078         1.531086         10,616
   01/01/2012 to 12/31/2012........     1.531086         1.757129          9,460
   01/01/2013 to 12/31/2013........     1.757129         2.283230              0
   01/01/2014 to 12/31/2014........     2.283230         2.439598              0
   01/01/2015 to 12/31/2015........     2.439598         2.323948              0
   01/01/2016 to 12/31/2016........     2.323948         2.731219              0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    10.755316        11.185657              0
   01/01/2014 to 12/31/2014........    11.185657        11.955623              0
   01/01/2015 to 12/31/2015........    11.955623        11.553721              0
   01/01/2016 to 12/31/2016........    11.553721        11.795271              0
MetLife Stock Index Sub-Account
   01/01/2007 to 12/31/2007........     3.759933         3.860633         13,014
   01/01/2008 to 12/31/2008........     3.860633         2.369252         13,241
   01/01/2009 to 12/31/2009........     2.369252         2.918457         10,846
   01/01/2010 to 12/31/2010........     2.918457         3.268693         10,300
   01/01/2011 to 12/31/2011........     3.268693         3.250003          4,282
   01/01/2012 to 12/31/2012........     3.250003         3.669398          2,301
   01/01/2013 to 12/31/2013........     3.669398         4.727435          2,217
   01/01/2014 to 12/31/2014........     4.727435         5.230334              0
   01/01/2015 to 12/31/2015........     5.230334         5.163249              0
   01/01/2016 to 12/31/2016........     5.163249         5.625834              0
MFS(R) Research International Sub-Account
   01/01/2007 to 12/31/2007........     1.529838         1.695257         93,603
   01/01/2008 to 12/31/2008........     1.695257         0.955712         32,991
   01/01/2009 to 12/31/2009........     0.955712         1.230029         27,661
   01/01/2010 to 12/31/2010........     1.230029         1.340515         24,286
   01/01/2011 to 12/31/2011........     1.340515         1.170885         23,218
   01/01/2012 to 12/31/2012........     1.170885         1.336633         17,432
   01/01/2013 to 12/31/2013........     1.336633         1.559355          5,250
   01/01/2014 to 12/31/2014........     1.559355         1.419406          1,345
   01/01/2015 to 12/31/2015........     1.419406         1.363885              0
   01/01/2016 to 12/31/2016........     1.363885         1.322527              0
MFS(R) Total Return Sub-Account
   01/01/2007 to 12/31/2007........     3.823770         3.894126         21,438
   01/01/2008 to 12/31/2008........     3.894126         2.957847         19,407
   01/01/2009 to 12/31/2009........     2.957847         3.423105         14,618
   01/01/2010 to 12/31/2010........     3.423105         3.676751         14,482
   01/01/2011 to 12/31/2011........     3.676751         3.674575         12,613
   01/01/2012 to 12/31/2012........     3.674575         4.000663          9,400
   01/01/2013 to 12/31/2013........     4.000663         4.645455            764
   01/01/2014 to 12/31/2014........     4.645455         4.924451              0
   01/01/2015 to 12/31/2015........     4.924451         4.798042              0
   01/01/2016 to 12/31/2016........     4.798042         5.112459              0
MFS(R) Value Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     1.382742         1.298036         78,045
   01/01/2008 to 12/31/2008........     1.298036         0.841760         59,629
   01/01/2009 to 12/31/2009........     0.841760         0.992946         32,506
   01/01/2010 to 12/31/2010........     0.992946         1.079941         18,078
   01/01/2011 to 12/31/2011........     1.079941         1.063240         15,580
   01/01/2012 to 12/31/2012........     1.063240         1.209700         16,954
   01/01/2013 to 12/31/2013........     1.209700         1.602147         22,007
   01/01/2014 to 12/31/2014........     1.602147         1.732822          8,223
   01/01/2015 to 12/31/2015........     1.732822         1.688935              0
   01/01/2016 to 12/31/2016........     1.688935         1.885072              0
MFS(R) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class
B))
   01/01/2007 to 12/31/2007........     2.790114         2.836590         42,859
   01/01/2008 to 12/31/2008........     2.836590         1.689700         18,371
   01/01/2009 to 12/31/2009........     1.689700         2.008080         21,699
   01/01/2010 to 12/31/2010........     2.008080         2.244884          8,108
   01/01/2011 to 12/31/2011........     2.244884         2.055913         11,192
   01/01/2012 to 12/31/2012........     2.055913         2.322064          9,367
   01/01/2013 to 04/26/2013........     2.322064         2.549998              0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MFS(R) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account
(Class B))
   04/28/2008 to 12/31/2008........   9.997589           6.563810               0
   01/01/2009 to 12/31/2009........   6.563810           8.018802               0
   01/01/2010 to 12/31/2010........   8.018802           8.709116               0
   01/01/2011 to 12/31/2011........   8.709116           8.473386               0
   01/01/2012 to 12/31/2012........   8.473386           9.441471               0
   01/01/2013 to 04/26/2013........   9.441471          10.316027               0
MFS(R) Value Sub-Account (Class E)
   01/01/2007 to 12/31/2007........   1.393585           1.309543          12,245
   01/01/2008 to 12/31/2008........   1.309543           0.850402          11,924
   01/01/2009 to 12/31/2009........   0.850402           1.003855          11,597
   01/01/2010 to 12/31/2010........   1.003855           1.092534          10,414
   01/01/2011 to 12/31/2011........   1.092534           1.077422           1,542
   01/01/2012 to 12/31/2012........   1.077422           1.226627               0
   01/01/2013 to 12/31/2013........   1.226627           1.627540               0
   01/01/2014 to 12/31/2014........   1.627540           1.761338               0
   01/01/2015 to 12/31/2015........   1.761338           1.718349               0
   01/01/2016 to 12/31/2016........   1.718349           1.919676               0
MFS(R) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class
E))
   01/01/2007 to 12/31/2007........   2.820795           2.870598          11,374
   01/01/2008 to 12/31/2008........   2.870598           1.711892          11,374
   01/01/2009 to 12/31/2009........   1.711892           2.037340               0
   01/01/2010 to 12/31/2010........   2.037340           2.279967               0
   01/01/2011 to 12/31/2011........   2.279967           2.089982               0
   01/01/2012 to 12/31/2012........   2.089982           2.362958               0
   01/01/2013 to 04/26/2013........   2.362958           2.595828               0
Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........   1.158542           1.338433          63,717
   01/01/2011 to 12/31/2011........   1.338433           1.218728          80,789
   01/01/2012 to 12/31/2012........   1.218728           1.302717          74,173
   01/01/2013 to 12/31/2013........   1.302717           1.771698          26,662
   01/01/2014 to 12/31/2014........   1.771698           1.750717           3,164
   01/01/2015 to 12/31/2015........   1.750717           1.626592           3,164
   01/01/2016 to 12/31/2016........   1.626592           1.456573               0
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2007 to 12/31/2007........   1.764590           1.865975          67,363
   01/01/2008 to 12/31/2008........   1.865975           0.813441          37,748
   01/01/2009 to 12/31/2009........   0.813441           1.062568          31,613
   01/01/2010 to 04/30/2010........   1.062568           1.147009               0
MSCI EAFE(R) Index Sub-Account
   01/01/2007 to 12/31/2007........   1.435621           1.551944         171,524
   01/01/2008 to 12/31/2008........   1.551944           0.877433          34,321
   01/01/2009 to 12/31/2009........   0.877433           1.101145          20,955
   01/01/2010 to 12/31/2010........   1.101145           1.162441          12,483
   01/01/2011 to 12/31/2011........   1.162441           0.993339          14,676
   01/01/2012 to 12/31/2012........   0.993339           1.146745          10,475
   01/01/2013 to 12/31/2013........   1.146745           1.363218               0
   01/01/2014 to 12/31/2014........   1.363218           1.249965               0
   01/01/2015 to 12/31/2015........   1.249965           1.207111               0
   01/01/2016 to 12/31/2016........   1.207111           1.192654               0
Neuberger Berman Genesis Sub-account (Class B)
   01/01/2007 to 12/31/2007........   2.024884           1.907462         104,899
   01/01/2008 to 12/31/2008........   1.907462           1.146425          36,889
   01/01/2009 to 12/31/2009........   1.146425           1.265404          18,494
   01/01/2010 to 12/31/2010........   1.265404           1.502074          18,052
   01/01/2011 to 12/31/2011........   1.502074           1.550375          14,115
   01/01/2012 to 12/31/2012........   1.550375           1.664372          10,374
   01/01/2013 to 12/31/2013........   1.664372           2.249955               0
   01/01/2014 to 12/31/2014........   2.249955           2.194376               0
   01/01/2015 to 12/31/2015........   2.194376           2.154782               0
   01/01/2016 to 12/31/2016........   2.154782           2.495634               0
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
   01/01/2007 to 12/31/2007........   1.567929           1.492057          80,480
   01/01/2008 to 12/31/2008........   1.492057           0.900477          48,776
   01/01/2009 to 12/31/2009........   0.900477           1.204711          11,269
   01/01/2010 to 12/31/2010........   1.204711           1.447914               0
   01/01/2011 to 12/31/2011........   1.447914           1.341731               0
   01/01/2012 to 12/31/2012........   1.341731           1.381750               0
   01/01/2013 to 04/26/2013........   1.381750           1.494393               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Neuberger Berman Genesis Sub-account (Class E)
   01/01/2007 to 12/31/2007........     2.034215         1.918527          52,037
   01/01/2008 to 12/31/2008........     1.918527         1.154097          42,289
   01/01/2009 to 12/31/2009........     1.154097         1.274853          29,447
   01/01/2010 to 12/31/2010........     1.274853         1.514671          26,313
   01/01/2011 to 12/31/2011........     1.514671         1.564144          22,367
   01/01/2012 to 12/31/2012........     1.564144         1.681424           3,785
   01/01/2013 to 12/31/2013........     1.681424         2.276036               0
   01/01/2014 to 12/31/2014........     2.276036         2.222255               0
   01/01/2015 to 12/31/2015........     2.222255         2.183203               0
   01/01/2016 to 12/31/2016........     2.183203         2.531663               0
Oppenheimer Global Equity Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    17.844741        18.547315           2,325
   01/01/2008 to 12/31/2008........    18.547315        10.784023           2,383
   01/01/2009 to 12/31/2009........    10.784023        14.748150           4,099
   01/01/2010 to 12/31/2010........    14.748150        16.725325           2,921
   01/01/2011 to 12/31/2011........    16.725325        14.986698           2,639
   01/01/2012 to 12/31/2012........    14.986698        17.763099           2,639
   01/01/2013 to 12/31/2013........    17.763099        22.088120           1,139
   01/01/2014 to 12/31/2014........    22.088120        22.070343             249
   01/01/2015 to 12/31/2015........    22.070343        22.439749             249
   01/01/2016 to 12/31/2016........    22.439749        22.002142               0
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.997589         6.533132               0
   01/01/2009 to 12/31/2009........     6.533132         8.475766               0
   01/01/2010 to 12/31/2010........     8.475766         8.926452               0
   01/01/2011 to 12/31/2011........     8.926452         8.130261               0
   01/01/2012 to 12/31/2012........     8.130261         9.719097               0
   01/01/2013 to 04/26/2013........     9.719097        10.306167               0
PanAgora Global Diversified Risk Sub-Account (Class B)
   04/28/2014 to 12/31/2014........     0.999699         1.029884               0
   01/01/2015 to 12/31/2015........     1.029884         0.952289               0
   01/01/2016 to 12/31/2016........     0.952289         1.035192               0
PIMCO Inflation Protection Bond Sub-Account
   01/01/2007 to 12/31/2007........    10.782032        11.684976               0
   01/01/2008 to 12/31/2008........    11.684976        10.642558          16,757
   01/01/2009 to 12/31/2009........    10.642558        12.290123          16,365
   01/01/2010 to 12/31/2010........    12.290123        12.955838          16,932
   01/01/2011 to 12/31/2011........    12.955838        14.086796          18,730
   01/01/2012 to 12/31/2012........    14.086796        15.036946          19,288
   01/01/2013 to 12/31/2013........    15.036946        13.345330             578
   01/01/2014 to 12/31/2014........    13.345330        13.432628              19
   01/01/2015 to 12/31/2015........    13.432628        12.731620               0
   01/01/2016 to 12/31/2016........    12.731620        13.075315               0
PIMCO Total Return Sub-Account
   01/01/2007 to 12/31/2007........     1.198883         1.261366         117,354
   01/01/2008 to 12/31/2008........     1.261366         1.238905          73,469
   01/01/2009 to 12/31/2009........     1.238905         1.430456          87,655
   01/01/2010 to 12/31/2010........     1.430456         1.513669          72,989
   01/01/2011 to 12/31/2011........     1.513669         1.527756          72,765
   01/01/2012 to 12/31/2012........     1.527756         1.632884          88,732
   01/01/2013 to 12/31/2013........     1.632884         1.566755          41,022
   01/01/2014 to 12/31/2014........     1.566755         1.596910          24,239
   01/01/2015 to 12/31/2015........     1.596910         1.562239               0
   01/01/2016 to 12/31/2016........     1.562239         1.568129               0
Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012........    10.686059        10.793183               0
   01/01/2013 to 12/31/2013........    10.793183        10.081120               0
   01/01/2014 to 12/31/2014........    10.081120        10.606986               0
   01/01/2015 to 12/31/2015........    10.606986        10.420799               0
   01/01/2016 to 12/31/2016........    10.420799        10.328333               0
Pyramis(R) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    10.213865        10.693058               0
   01/01/2014 to 12/31/2014........    10.693058        11.364266               0
   01/01/2015 to 12/31/2015........    11.364266        10.977845               0
   01/01/2016 to 12/31/2016........    10.977845        11.229308               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Russell 2000(R) Index Sub-Account
   01/01/2007 to 12/31/2007........     1.723354         1.656911           7,796
   01/01/2008 to 12/31/2008........     1.656911         1.074995           8,776
   01/01/2009 to 12/31/2009........     1.074995         1.321448           8,114
   01/01/2010 to 12/31/2010........     1.321448         1.636299           6,931
   01/01/2011 to 12/31/2011........     1.636299         1.532133           3,561
   01/01/2012 to 12/31/2012........     1.532133         1.739186           1,887
   01/01/2013 to 12/31/2013........     1.739186         2.350980               0
   01/01/2014 to 12/31/2014........     2.350980         2.409784               0
   01/01/2015 to 12/31/2015........     2.409784         2.251454               0
   01/01/2016 to 12/31/2016........     2.251454         2.664163               0
Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012........     1.010613         1.062291               0
   01/01/2013 to 12/31/2013........     1.062291         1.144248               0
   01/01/2014 to 12/31/2014........     1.144248         1.205978               0
   01/01/2015 to 12/31/2015........     1.205978         1.169364               0
   01/01/2016 to 12/31/2016........     1.169364         1.208588               0
SSGA Growth and Income ETF Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    11.050225        11.392034               0
   01/01/2008 to 12/31/2008........    11.392034         8.350805               0
   01/01/2009 to 12/31/2009........     8.350805        10.202154               0
   01/01/2010 to 12/31/2010........    10.202154        11.201756               0
   01/01/2011 to 12/31/2011........    11.201756        11.074793               0
   01/01/2012 to 12/31/2012........    11.074793        12.224092               0
   01/01/2013 to 12/31/2013........    12.224092        13.504487               0
   01/01/2014 to 12/31/2014........    13.504487        13.978411               0
   01/01/2015 to 12/31/2015........    13.978411        13.405758               0
   01/01/2016 to 12/31/2016........    13.405758        13.872604               0
SSGA Growth ETF Sub-Account (Class B)
   01/01/2007 to 12/31/2007........    11.302506        11.676430               0
   01/01/2008 to 12/31/2008........    11.676430         7.655988               0
   01/01/2009 to 12/31/2009........     7.655988         9.668742               0
   01/01/2010 to 12/31/2010........     9.668742        10.797232               0
   01/01/2011 to 12/31/2011........    10.797232        10.337860               0
   01/01/2012 to 12/31/2012........    10.337860        11.631841               0
   01/01/2013 to 12/31/2013........    11.631841        13.435197               0
   01/01/2014 to 12/31/2014........    13.435197        13.849790               0
   01/01/2015 to 12/31/2015........    13.849790        13.235272               0
   01/01/2016 to 12/31/2016........    13.235272        13.838014               0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
   01/01/2007 to 12/31/2007........     1.323311         1.412816         121,079
   01/01/2008 to 12/31/2008........     1.412816         0.801498          71,794
   01/01/2009 to 12/31/2009........     0.801498         1.121497          81,346
   01/01/2010 to 12/31/2010........     1.121497         1.280806          77,253
   01/01/2011 to 12/31/2011........     1.280806         1.236261          73,507
   01/01/2012 to 12/31/2012........     1.236261         1.435047          69,098
   01/01/2013 to 12/31/2013........     1.435047         1.948079          26,660
   01/01/2014 to 12/31/2014........     1.948079         2.073883          10,015
   01/01/2015 to 12/31/2015........     2.073883         2.242032           5,726
   01/01/2016 to 12/31/2016........     2.242032         2.226842               0
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
   01/01/2007 to 12/31/2007........     0.470936         0.605850          78,721
   01/01/2008 to 12/31/2008........     0.605850         0.329184          86,392
   01/01/2009 to 12/31/2009........     0.329184         0.511936         101,171
   01/01/2010 to 12/31/2010........     0.511936         0.639481         141,985
   01/01/2011 to 12/31/2011........     0.639481         0.563688         129,778
   01/01/2012 to 12/31/2012........     0.563688         0.618175         121,081
   01/01/2013 to 04/26/2013........     0.618175         0.644797               0
T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2007 to 12/31/2007........     0.803434         0.924469         151,514
   01/01/2008 to 12/31/2008........     0.924469         0.544831         195,827
   01/01/2009 to 12/31/2009........     0.544831         0.775332         211,450
   01/01/2010 to 12/31/2010........     0.775332         0.968444         221,911
   01/01/2011 to 12/31/2011........     0.968444         0.931801         177,696
   01/01/2012 to 12/31/2012........     0.931801         1.036131         155,380
   01/01/2013 to 12/31/2013........     1.036131         1.384357          34,374
   01/01/2014 to 12/31/2014........     1.384357         1.527233          19,088
   01/01/2015 to 12/31/2015........     1.527233         1.593703           3,986
   01/01/2016 to 12/31/2016........     1.593703         1.655929               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
T. Rowe Price Small Cap Growth Sub-Account
   01/01/2007 to 12/31/2007........   1.361357         1.458512            25,172
   01/01/2008 to 12/31/2008........   1.458512         0.908519            20,676
   01/01/2009 to 12/31/2009........   0.908519         1.232119            31,051
   01/01/2010 to 12/31/2010........   1.232119         1.623134            67,344
   01/01/2011 to 12/31/2011........   1.623134         1.610863            68,008
   01/01/2012 to 12/31/2012........   1.610863         1.826301            71,426
   01/01/2013 to 12/31/2013........   1.826301         2.575747            29,271
   01/01/2014 to 12/31/2014........   2.575747         2.687167             4,534
   01/01/2015 to 12/31/2015........   2.687167         2.693455             2,138
   01/01/2016 to 12/31/2016........   2.693455         2.937398                 0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   01/01/2007 to 12/31/2007........   1.876140         1.903070            78,541
   01/01/2008 to 12/31/2008........   1.903070         1.578157            60,980
   01/01/2009 to 12/31/2009........   1.578157         2.036211            76,703
   01/01/2010 to 12/31/2010........   2.036211         2.240017            81,231
   01/01/2011 to 12/31/2011........   2.240017         2.319274            78,661
   01/01/2012 to 12/31/2012........   2.319274         2.524750            80,038
   01/01/2013 to 12/31/2013........   2.524750         2.490233            32,687
   01/01/2014 to 12/31/2014........   2.490233         2.564892            17,095
   01/01/2015 to 12/31/2015........   2.564892         2.458877                 0
   01/01/2016 to 12/31/2016........   2.458877         2.605076                 0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
   01/01/2007 to 12/31/2007........   1.681231         1.752167            57,966
   01/01/2008 to 12/31/2008........   1.752167         1.395079            49,742
   01/01/2009 to 12/31/2009........   1.395079         1.866591            62,888
   01/01/2010 to 12/31/2010........   1.866591         2.062742            61,776
   01/01/2011 to 12/31/2011........   2.062742         2.107944            44,475
   01/01/2012 to 12/31/2012........   2.107944         2.328796            33,656
   01/01/2013 to 12/31/2013........   2.328796         2.459897            18,280
   01/01/2014 to 12/31/2014........   2.459897         2.522576            10,076
   01/01/2015 to 12/31/2015........   2.522576         2.414021             2,187
   01/01/2016 to 04/29/2016........   2.414021         2.480859                 0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2007 to 12/31/2007........   1.895417         1.926046            78,534
   01/01/2008 to 12/31/2008........   1.926046         1.599266            84,827
   01/01/2009 to 12/31/2009........   1.599266         2.064749            82,745
   01/01/2010 to 12/31/2010........   2.064749         2.274809            81,955
   01/01/2011 to 12/31/2011........   2.274809         2.357309            39,788
   01/01/2012 to 12/31/2012........   2.357309         2.566247            15,340
   01/01/2013 to 12/31/2013........   2.566247         2.533878                 0
   01/01/2014 to 12/31/2014........   2.533878         2.612564                 0
   01/01/2015 to 12/31/2015........   2.612564         2.507267                 0
   01/01/2016 to 12/31/2016........   2.507267         2.660586                 0
Western Asset Management U.S. Government Sub-Account (Class B)
   01/01/2007 to 12/31/2007........   1.467668         1.493466           100,290
   01/01/2008 to 12/31/2008........   1.493466         1.453107            75,312
   01/01/2009 to 12/31/2009........   1.453107         1.479491            82,218
   01/01/2010 to 12/31/2010........   1.479491         1.526794            65,499
   01/01/2011 to 12/31/2011........   1.526794         1.572312            56,951
   01/01/2012 to 12/31/2012........   1.572312         1.584790            57,256
   01/01/2013 to 12/31/2013........   1.584790         1.536270                 0
   01/01/2014 to 12/31/2014........   1.536270         1.541165                 0
   01/01/2015 to 12/31/2015........   1.541165         1.512257                 0
   01/01/2016 to 12/31/2016........   1.512257         1.494459                 0
Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2007 to 12/31/2007........   1.483254         1.510762            23,541
   01/01/2008 to 12/31/2008........   1.510762         1.471474            51,798
   01/01/2009 to 12/31/2009........   1.471474         1.499710            54,418
   01/01/2010 to 12/31/2010........   1.499710         1.550277            24,488
   01/01/2011 to 12/31/2011........   1.550277         1.596741            23,791
   01/01/2012 to 12/31/2012........   1.596741         1.610971                 0
   01/01/2013 to 12/31/2013........   1.610971         1.564104                 0
   01/01/2014 to 12/31/2014........   1.564104         1.569297                 0
   01/01/2015 to 12/31/2015........   1.569297         1.541257                 0
   01/01/2016 to 12/31/2016........   1.541257         1.525789                 0

                                               AMERICAN FORERUNNER - 2.45
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
American Funds Bond Sub-Account
   01/01/2007 to 12/31/2007........    14.059508        14.174025           1,840
   01/01/2008 to 12/31/2008........    14.174025        12.537127           1,815
   01/01/2009 to 12/31/2009........    12.537127        13.775923             411
   01/01/2010 to 12/31/2010........    13.775923        14.308880             431
   01/01/2011 to 12/31/2011........    14.308880        14.815788             518
   01/01/2012 to 12/31/2012........    14.815788        15.232125             452
   01/01/2013 to 12/31/2013........    15.232125        14.542638             491
   01/01/2014 to 12/31/2014........    14.542638        14.939682             518
   01/01/2015 to 12/31/2015........    14.939682        14.618066             492
   01/01/2016 to 12/31/2016........    14.618066        14.684253             415
American Funds Global Small Capitalization Sub-Account
   01/01/2007 to 12/31/2007........     2.694580         3.192383         181,882
   01/01/2008 to 12/31/2008........     3.192383         1.447669         176,492
   01/01/2009 to 12/31/2009........     1.447669         2.278555         161,067
   01/01/2010 to 12/31/2010........     2.278555         2.721834         171,019
   01/01/2011 to 12/31/2011........     2.721834         2.147551         157,750
   01/01/2012 to 12/31/2012........     2.147551         2.476206         143,476
   01/01/2013 to 12/31/2013........     2.476206         3.099614          27,030
   01/01/2014 to 12/31/2014........     3.099614         3.088784          15,892
   01/01/2015 to 12/31/2015........     3.088784         3.022013           2,100
   01/01/2016 to 12/31/2016........     3.022013         3.010750           2,233
American Funds Growth Sub-Account
   01/01/2007 to 12/31/2007........    12.535213        13.740443          33,497
   01/01/2008 to 12/31/2008........    13.740443         7.511376          28,438
   01/01/2009 to 12/31/2009........     7.511376        10.218332          26,791
   01/01/2010 to 12/31/2010........    10.218332        11.833935          27,014
   01/01/2011 to 12/31/2011........    11.833935        11.054177          23,034
   01/01/2012 to 12/31/2012........    11.054177        12.714948          16,341
   01/01/2013 to 12/31/2013........    12.714948        16.142234           8,482
   01/01/2014 to 12/31/2014........    16.142234        17.091845           4,870
   01/01/2015 to 12/31/2015........    17.091845        17.821970             954
   01/01/2016 to 12/31/2016........    17.821970        19.040691             539
American Funds Growth-Income Sub-Account
   01/01/2007 to 12/31/2007........     9.112476         9.339095          45,419
   01/01/2008 to 12/31/2008........     9.339095         5.663246          40,734
   01/01/2009 to 12/31/2009........     5.663246         7.252627          29,423
   01/01/2010 to 12/31/2010........     7.252627         7.885906          28,187
   01/01/2011 to 12/31/2011........     7.885906         7.554597          25,399
   01/01/2012 to 12/31/2012........     7.554597         8.659456          17,651
   01/01/2013 to 12/31/2013........     8.659456        11.280740           4,119
   01/01/2014 to 12/31/2014........    11.280740        12.178351           2,175
   01/01/2015 to 12/31/2015........    12.178351        12.056447             882
   01/01/2016 to 12/31/2016........    12.056447        13.120123             779


DISCONTINUED ELIGIBLE FUNDS

     Effective as of May 1, 2016:

     Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);

     Metropolitan Series Fund: BlackRock Money Market Portfolio was renamed BlackRock Ultra-Short Term Bond Portfolio;

     Metropolitan Series Fund: WMC Balanced Portfolio was renamed
Met/Wellington Balanced Portfolio;

     Metropolitan Series Fund: WMC Large Cap Research Portfolio was renamed Met/Wellington Large Cap Research Portfolio; and

     Metropolitan Series Fund: WMC Core Equity Opportunities Portfolio was renamed Met/Wellington Core Equity Opportunities Portfolio.

     Effective May, 1, 2015:

     Met Investors Series Trust: AllianceBernstein Global Dynamic Allocation Portfolio was renamed AB Global Dynamic Allocation Portfolio.

     Effective as of April 28, 2014:

     Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged, (a) for Contracts issued prior to May 1, 2004, into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class E), and (b) for Contracts issued on or after May 1, 2004, into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B); and

     Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B) (formerly MetLife Moderate to Aggressive Allocation Portfolio).

     For more information about Eligible Fund mergers and substitutions, see "Investment Advice" in the Statement of Additional Information.

                                   APPENDIX A

                                 CONSUMER TIPS


DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are withdrawn will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the ongoing purchases in order to take advantage of periods of low price levels.


DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.


MISCELLANEOUS


   Toll-free telephone service:   --   A recording of daily unit values is available by calling 1-800-333-2501.
                                  --   Fund transfers , address changes and changes of future purchase payment allocations can be made by calling 1-800-435-4117.
   Written Communications:        --   All communications and inquiries regarding address changes, premium payments, billing, fund transfers, withdrawals, maturities and any other processing matters relating to your Contract should be directed to:
                                       New England Life Insurance Company
                                       c/o Annuity Administrative Office
                                       P.O. Box 14594
                                       Des Moines, IA 50306-3594
                                       Fax: (515) 457-4301




   Internet Communications:   --   Fund transfers and future allocations can be made at
                                   www.brighthousefinancial.com

                                   APPENDIX B

                               WITHDRAWAL CHARGE

     The following example illustrates how the Withdrawal Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Withdrawal Charge," no Withdrawal Charge will apply for any Class of the Contract if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Withdrawal Charge for your Contract Class that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Withdrawal Charge for your Contract Class would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Withdrawal Charge for your Contract Class would expire.

     As an example, assume that you apply $100,000 of Contract Value on a Standard Class Contract (net of any premium tax charge and Contract Administrative fee to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Withdrawal Charge waived when you applied the proceeds to the payment option was $1,620. If the Payee surrenders the commuted value of the proceeds under option six months later, the Withdrawal Charge would be $1,458 (representing the $1,620 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Withdrawal Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Withdrawal Charge would expire).

     We calculate this amount in the same manner for each Class of Contract that imposes a Withdrawal Charge, using the Withdrawal Charge percentage applicable to that Class.

                                   APPENDIX C

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.


                           CONTRACTS USED WITH TAX
JURISDICTION             QUALIFIED RETIREMENT PLANS     ALL OTHER CONTRACTS
---------------------   ----------------------------   --------------------
California...........               0.50%1             2.35%
Florida..............               1.00%2             1.00%2
Maine3...............                 --               2.00%
Nevada...............                 --               3.50%
South Dakota4........                 --               1.25%
West Virginia........               1.00%              1.00%
Wyoming..............                 --               1.00%
Puerto Rico..........               1.00%5             1.00%5

1  Contracts sold to (section)408(a) IRA Trusts are taxed at 2.35%.

2 Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.

3 Special rate of 1% applies to certified long-term care and qualified group disability policies.

4 Special rate applies for large case life and annuity policies. Rate is 8/100 of 1% for that portion of life insurance premiums exceeding $100,000 per policy annually and 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. The special rate on large case policies is not subject to retaliation. The special tax rate of 1.25% applies to life insurance policies with a face value of $7,000 or less.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.


See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D

               GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a Contract Owner and the investment experience of the Eligible Funds. The examples do not reflect the deduction of fees and charges.

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit (GMIB). (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges or income taxes or tax penalties.

(1)   Withdrawal Adjustments to Annual Increase Amount

   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior Contract Anniversary
   --------------------------------------------------------------

   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary
   ---------------------------------------------------

   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving a Contract Value of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Contract Value attributed to that entire withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 -- $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year--for example, two $5,000 withdrawals instead of one $10,000 withdrawal--and those withdrawals total more than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(Based on the date a Contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits--Guaranteed Income Benefits.")

(2)   The 5% Annual Increase Amount

     Example
     -------

   Assume the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary prior to the Owner's 91st birthday). At the tenth Contract Anniversary, when the Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

     Graphic Example: Determining a value upon which future income payments can
     --------------------------------------------------------------------------
   be based
   --------

   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Contract Value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the Contract Anniversary prior to the Contract Owner's 91st birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]




     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]




   (In contrast to the GMIB Plus II rider, for the GMIB II rider, purchase payments accumulate at the annual increase rate of 5% until the Contract Anniversary on or immediately after the Contract Owner's 85th birthday.)

(3)   The "Highest Anniversary Value" ("HAV")

     Example
     -------

   Assume, as in the example in section (2) above, the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Contract Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Contract Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Contract Value ($108,000). Assume the Contract Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Contract Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Contract Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Contract Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.

     Graphic Example: Determining a value upon which future income payments can
     --------------------------------------------------------------------------
   be based
   --------

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Contract Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]




     Determining your guaranteed lifetime income stream
     --------------------------------------------------

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Contract Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Rate. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime annuity payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB Payment and the rider charge.

[GRAPHIC APPEARS HERE]




(4)   Putting it all together

     Example
     -------

   Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth Contract Anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table specified in the GMIB rider. This yields annuity payments of $591 per month for life, with a minimum of 10 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)

   Assume the owner chooses to exercise the GMIB Plus rider at the 21st contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Assume the account value has declined due to poor market performance. The 5% Annual Increase Amount would be limited to the maximum of 270% of the total purchase payments, which equals $270,000. Because the 5% Annual Increase Amount ($270,000) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($270,000) is used as the income base. The income base of $270,000 is applied to the GMIB Annuity Table. This yields annuity payments of $1,345 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 81, the income base of $270,000 would yield monthly payments of $1,607; if the owner were age 86, the income base of $270,000 would yield monthly payments of $1,877.)

   The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex (where permitted by law), and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

     Graphic Example
     ---------------

   Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the Income Bases and the Contract Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the Contract Anniversary prior to the Contract Owner's 91st birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary. (The GMIB II may only be exercised no later than the Contract Anniversary prior to the Contract Owner's 86th birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary.)

[GRAPHIC APPEARS HERE]




   With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Contract Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your Contract you will receive whatever amount produces the greatest income payment. Therefore, if your Contract Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

[GRAPHIC APPEARS HERE]




(5)   The Guaranteed Principal Option--GMIB Plus I and GMIB Plus II

   Initial Investment is $100,000. Assume that no withdrawals are taken. Assume that Contract Value at the 10th Contract Anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.

     The effect of exercising the Guaranteed Principal Option:

   1) A Guaranteed Principal Adjustment of $100,000 -- $50,000 = $50,000 is added to the Contract Value 30 days after the 10th Contract Anniversary bringing it back up to $100,000.

   2) The GMIB Plus rider and rider fee terminates as of the date that the Adjustment is made to the Contract Value; the variable annuity contract continues.

   3) GMIB Plus Allocation and Transfer restrictions terminate as of the date that the Adjustment is made to the Contract Value.

[GRAPHIC APPEARS HERE]




* Withdrawals reduce the original purchase payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Option.


(6)   The Optional Step-Up: Automatic Annual Step-Up--GMIB Plus II

   Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Step-Up to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000;

   (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first Contract Anniversary;

   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000;

   (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second Contract Anniversary;

   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

     The effect of each Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets to the higher Contract Value;

   (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Step-Up;

   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.

   The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is not permitted because your Contract Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 270% maximum increase limitation). Also, please note:

   (1) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);

   (2)   The GMIB Plus II rider charge remains at its current level; and

   (3) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

[GRAPHIC APPEARS HERE]

                                   APPENDIX E

                     GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

     The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES, OR INCOME TAXES OR TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee a Contract Value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. LIFETIME WITHDRAWAL GUARANTEE

     1. WHEN WITHDRAWALS DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT

     Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

     Assume that $5,000 is withdrawn each year, beginning before the Contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Contract Value is reduced to zero.

     If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Contract Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

[GRAPHIC APPEARS HERE]




     2. WHEN WITHDRAWALS DO EXCEED THE ANNUAL BENEFIT PAYMENT

       a. Lifetime Withdrawal Guarantee II--Proportionate Reduction

     Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

     Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Contract Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $80,000 -- $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Contract Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.

     (Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Contract Value before that withdrawal.)

       b. Lifetime Withdrawal Guarantee I--Reduction to Contract Value

     Assume that a Contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

     Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Contract Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $75,000 -- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 -- $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Contract Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Contract Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. LIFETIME WITHDRAWAL GUARANTEE--COMPOUNDING INCOME AMOUNT (FOR ALL STATES EXCEPT NEW YORK)

     Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

     The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

     If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

     If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).

     If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%). If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).

     (In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each Contract Anniversary until the earlier of the date of the first withdrawal or the tenth Contract Anniversary.)

[GRAPHIC APPEARS HERE]




C. LIFETIME WITHDRAWAL GUARANTEE--AUTOMATIC ANNUAL STEP-UPS AND 7.25% COMPOUNDING INCOME AMOUNT (NO WITHDRAWALS)

     Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

     At the first Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Contract Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

     At the second Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Contract Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

     Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Contract Value at the ninth Contract Anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).

     At the 10th Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Contract Value is less than $214,500. There is no Automatic Annual Step-Up since the Contract Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).

D. FOR CONTRACTS ISSUED IN NEW YORK STATE: LIFETIME WITHDRAWAL GUARANTEE BENEFIT--6% COMPOUNDING INCOME AMOUNT

     Assume that a Contract owner, age 63 at issue, elected the Single Life version of the LWG II and made an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal on or after the Contract Anniversary following the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before the Contract Anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

     The Total Guaranteed Withdrawal Amount will increase by 6% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 5th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

     If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

     If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 x 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 x 5%).

     If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 x 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 x 5%).

     If the first withdrawal is taken after the 5th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 x 5%).

[GRAPHIC APPEARS HERE]

E. FOR CONTRACTS ISSUED IN NEW YORK STATE: LIFETIME WITHDRAWAL GUARANTEE BENEFIT--AUTOMATIC ANNUAL STEP-UPS AND 6% COMPOUNDING INCOME AMOUNT (NO WITHDRAWALS)

     Assume that a Contract owner, age 63 at issue, elected the Single Life version of LWG II and made an initial purchase payment of $100,000. Assume that no withdrawals are taken.

     At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Contract Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

     At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Contract Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

     Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second Contract Anniversary through the fourth Contract Anniversary, and at that point would be equal to $134,832. Assume that during these Contract years the Contract Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Contract Value at the fourth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%).

     At the 5th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Contract Value is less than $159,000. There is no Automatic Annual Step-Up since the Contract Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 x 5%).

[GRAPHIC APPEARS HERE]




F. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AFFECT THE BENEFIT BASE

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Contract Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 -- $10,000 =

     $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

   2. An initial purchase payment is made of $100,000. The initial Benefit
      Base would be $105,000. Assume that the Contract Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Contract Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


G. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AND SUBSEQUENT PURCHASE PAYMENTS AFFECT THE ANNUAL BENEFIT PAYMENT

     An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment
would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.


H. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AFFECT THE ANNUAL BENEFIT PAYMENT

   1. An initial purchase payment is made of $100,000. The initial Benefit
      Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Contract Value by an additional $1,000, the account value would be reduced to $100,000 -- $9,000 -- $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

   2. An initial purchase payment is made of $100,000. The initial Benefit
      Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Contract Value had increased to $150,000, the Contract Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


I. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AND SUBSEQUENT PURCHASE PAYMENTS AFFECT THE GUARANTEED WITHDRAWAL AMOUNT

     An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


J. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--PUTTING IT ALL TOGETHER

     1. WHEN WITHDRAWALS DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT

     An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Contract Value would be reduced to $50,000 -- $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 -- $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

[GRAPHIC APPEARS HERE]




     2. WHEN WITHDRAWALS DO EXCEED THE ANNUAL BENEFIT PAYMENT

     An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $50,000 -- $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 -- $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the
Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Contract Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Contract Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

[GRAPHIC APPEARS HERE]




K. ENHANCED GWB--HOW THE OPTIONAL RESET WORKS (MAY BE ELECTED PRIOR TO AGE 86)

     Assume that a Contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).

     The Contract Value on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

     The Contract Value on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590. The Contract Value on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.

     The period of time over which the Annual Benefit Payment may be taken would be lengthened.

[GRAPHIC APPEARS HERE]




L. ENHANCED GWB--HOW A ONE-TIME OPTIONAL RESET MAY INCREASE THE BENEFIT BASE WHILE DECREASING THE GUARANTEED WITHDRAWAL AMOUNT AND ANNUAL BENEFIT PAYMENT

     Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

     Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Contract Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Contract Value is lower than the Guaranteed Withdrawal Amount.)

     Under these circumstances, a one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.


M. ENHANCED GWB AND GWB I--ANNUAL BENEFIT PAYMENT CONTINUING WHEN ACCOUNT VALUE REACHES ZERO

     Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).

     Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

     In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

[GRAPHIC APPEARS HERE]

                                   APPENDIX F

                        ENHANCED DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a Contract Owner and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges, or income taxes or tax penalties.


                                    EXAMPLE:


                                                                     DATE                              AMOUNT
  A      Initial Purchase Payment                                 10/1/2011              $100,000
  B      Contract Value                                           10/1/2012              $ 90,000
                                                         (First Contract Anniversary)
  C1     Contract Value (Highest Anniversary Value)            As of 10/1/2012           $100,000
                                                                                         (= greater of A and B)
  C2     6% Annual Increase Amount                             As of 10/1/2012           $106,000
                                                                                         (= A x 1.06)
  C3     Death Benefit                                            10/1/2012              $106,000
                                                                                         (= greater of C1 and C2)
  D      Withdrawal (Dollar-For-Dollar within 6%                  10/2/2012              $  6,000
         limit)
  E      Percentage Reduction in Contract Value                   10/2/2012              6.67%
                                                                                         (= D/B)
  F      Contract Value after Withdrawal                          10/2/2012              $ 84,000
                                                                                         (= B - D)
  G1     Highest Anniversary Value reduced for                 As of 10/2/2012           $ 93,333
         Withdrawal                                                                      (= C1 - (C1 x E))
  G2     6% Annual Increase Amount reduced for                 As of 10/2/2012           $100,017
         Withdrawal                                                                                 (= C2 - D)
                                                                                           Note: C2 includes additional
                                                                                               day of interest at 6%
  G3     Death Benefit                                            10/2/2012              $100,017
                                                                                         (= greater of G1 and G2)
  H      Contract Value                                           10/1/2013              $110,000
                                                        (Second Contract Anniversary)
  I1     Contract Value (Highest Anniversary Value)               10/1/2013              $110,000
                                                                                         (= greater of G1 and H)
  I2     6% Annual Increase Amount                                10/1/2013              $106,360
                                                                                         (= C2 x 1.06 - D)
  I3     Death Benefit                                            10/1/2013              $110,000
                                                                                         (= greater of I1 and I2)
  J      Withdrawal (Proportional above 6% limit)                 10/2/2013              $ 11,000
  K      Percentage Reduction in Contract Value                   10/2/2013              10%
                                                                                         (= J/H)
  L      Contract Value after Withdrawal                          10/2/2013              $ 99,000
                                                                                         (= H - J)
  M1     Highest Anniversary Value reduced for                 As of 10/2/2013           $ 99,000
         Withdrawal                                                                      (= 11 - (11 x K))
  M2     6% Annual Increase Amount reduced for                 As of 10/2/2013           $ 95,739
         Withdrawal                                                                              (= 12 - (12 x K))
                                                                                           Note: 12 includes additional
                                                                                               day of interest at 6%
  M3     Death Benefit                                            10/2/2013              $99,000 (= greater of M1 and M2)

(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the
-------------------------------------------------------------------------------
Annual Increase Amount from the prior Contract Anniversary
----------------------------------------------------------

     Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

     Proportionate adjustment when withdrawal is greater than 6% of the Annual Increase Amount from the prior Contract Anniversary

     Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Contract Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000
-- $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE 5% ANNUAL INCREASE AMOUNT

Example
-------

     Assume the Contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Contract Owner's 90th birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

     Determining a death benefit based on the Annual Increase Amount

     Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Contract Value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per annum, until the Contract Anniversary on or following the Contract Owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The 5% Annual Increase Amount line is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Contract Value on the date the death benefit amount is determined).


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)

Example
-------

     Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Contract Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Contract Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary

Value is set equal to the Contract Value ($108,000). Assume the Contract Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Contract Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

     Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Contract Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Contract Value ($155,000).

     Determining a death benefit based on the Highest Anniversary Value

     Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Contract Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Contract Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER

Example
-------

     Continuing the examples in sections (2) and (3) above, assume the Contract Owner dies after the tenth Contract Anniversary but prior to the eleventh Contract Anniversary, and on the date the death benefit amount is determined, the Contract Value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the death benefit base. Because the death benefit base ($162,889) is greater than the Contract Value ($150,000), the death benefit base will be the death benefit amount.

     The above example does not take into account the impact of premium and other taxes. The death benefit base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) THE OPTIONAL STEP-UP

     Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.

     The effect of the Optional Step-Up election is:

   (1)   The 5% Annual Increase Amount resets from $105,000 to $110,000; and

   (2) The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

     The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $112,000 due to poor market performance.

     You may NOT elect an Optional Step-Up at this time, because the Contract Value is less than the 5% Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP

     Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional

Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and

   (2) The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

     The 6% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and

   (2) The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

     Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets to the higher Contract Value; and

   (2) The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

     After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is not permitted because your Contract Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday. Also, note the Enhanced Death Benefit rider charge remains at its current level.

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION


THE COMPANY AND THE VARIABLE ACCOUNT
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS
INVESTMENT ADVICE
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE DATA
CALCULATION OF YIELDS
NET INVESTMENT FACTOR
ANNUITY PAYMENTS
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
ACCUMULATION UNIT VALUES (Condensed Financial Information)
THE FIXED ACCOUNT
TAX STATUS OF THE CONTRACTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
LEGAL MATTERS
FINANCIAL STATEMENTS

     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box(es) below and mail to:

     MetLife Investors Distribution Company
     1095 Avenue of the Americas
     New York, New York 10036


     [ ] American Forerunner Series--New England Variable Annuity Separate
         Account

     [ ] Brighthouse Funds Trust I
     [ ] Brighthouse Funds Trust II

     [ ] American Funds Insurance Series
     [ ] My current address is:


      -------------------------------        Name        -------------------------------
              Contract Number
      -------------------------------        Address     -------------------------------
                 Signature
                                                         -------------------------------
                                                                                      ZIP

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                           AMERICAN FORERUNNER SERIES


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY



                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)



                                  MAY 1, 2017


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2017 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277.

                               TABLE OF CONTENTS





                                                                         PAGE
                                                                      -------
THE COMPANY AND THE VARIABLE ACCOUNT...............................   II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS........   II-4
CUSTODIAN..........................................................   II-4
INVESTMENT ADVICE..................................................   II-4
DISTRIBUTION OF THE CONTRACTS......................................   II-8
CALCULATION OF PERFORMANCE DATA....................................   II-8
CALCULATION OF YIELDS..............................................   II-10
   7-Day Yield.....................................................   II-10
   Other Subaccount Yields.........................................   II-11
NET INVESTMENT FACTOR..............................................   II-11
ANNUITY PAYMENTS...................................................   II-12
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS......................   II-13
ACCUMULATION UNIT VALUES (Condensed Financial Information).........   II-14
THE FIXED ACCOUNT..................................................   II-266
TAX STATUS OF THE CONTRACTS........................................   II-267
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................   II-268
LEGAL MATTERS......................................................   II-268
FINANCIAL STATEMENTS...............................................   II-269

                      THE COMPANY AND THE VARIABLE ACCOUNT


     The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company. The Variable Account was established on July 1, 1994. The Contracts were first made available on June 1, 2001.

     New England Life Insurance Company (the "Company" or "NELICO") was organized as a stock life insurance company in Delaware in 1980 as New England Variable Life Insurance Company and is authorized to operate in all states, and the District of Columbia. On August 30, 1996, the Company changed its name to New England Life Insurance Company and changed its state of domicile to The Commonwealth of Massachusetts. The Company currently is a wholly-owned subsidiary of MetLife, Inc. (MetLife), a publicly traded company. (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company is located at One Financial Center, Boston, Massachusetts 02111.

     TERMINATION OF NET WORTH MAINTENANCE AGREEMENT WITH METROPOLITAN LIFE INSURANCE COMPANY. On or about December 1, 2016, Metropolitan Life Insurance Company ("MLIC") terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MLIC and the Company on August 30, 1996. Under the agreement, MLIC had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.

     PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the "SEC") in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

     To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including NELICO, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

     Following the Distribution, if it occurs, NELICO will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

     No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. NELCIO will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the NELCIO's financial strength and claims-paying ability.

          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.


                                   CUSTODIAN

     The Company, One Financial Center, Boston, MA 02111, is the custodian of the assets of the Variable Account. The custodian has custody of all cash of the Variable Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Variable Account.


                               INVESTMENT ADVICE


     The Variable Account invests in the Portfolios of the Brighthouse Funds Trust I (formerly Met Investors Series Trust) and Brighthouse Funds Trust II (formerly Metropolitan Series Fund ("Metropolitan Fund")), and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. Brighthouse Investment Advisers, LLC (formerly MetLife Advisers, LLC ("MetLife Advisers")) as adviser to Brighthouse Funds Trusts I and II, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

     On March 6, 2017, in connection with MetLife, Inc.'s planned divestment of a substantial portfolio of its U.S. retail business, the Met Investors Series Trust and the Metropolitan Series Fund changed their names to Brighthouse Funds Trust I and Brighthouse Funds Trust II respectively, and MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC. In addition, with the exception of the MetLife Index Portfolios, the words "MetLife and "Met" appearing in the names of the Portfolios of the Trusts were replaced with the word "Brighthouse".

     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund. On May 1, 2009, MetLife Advisers became the investment adviser to the Portfolios of the Met Investors Series Trust.


     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.

     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money

Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which was merged into the MFS(Reg. TM) Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.

     On April 30, 2004, the MFS(Reg. TM) Research Managers Portfolio merged with and into the MFS(Reg. TM) Investors Trust Portfolio.

     On April 28, 2006 the MFS(Reg. TM) Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.

     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(Reg. TM) Index Portfolio and the Russell 2000(Reg. TM) Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio), was Santander Global Advisors, Inc. until January 24, 2000 when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The sub-adviser for Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser to Julius Baer International Stock Portfolio.

     On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio. On April 28, 2008, Pyramis Global Advisors, LLC replaced its affiliate Fidelity Management & Research Company as subadviser.

     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On January 7, 2008 MFS(Reg. TM) Value Portfolio replaced Harris Oakmark Large Cap Value Portfolio and Massachusetts Financial Services Company became the sub-adviser. On April 28, 2008, Clarion Global Real Estate Portfolio replaced Neuberger Berman Real Estate Sub-Account and INC Clarion Real Estate Services, L.P. became the sub-adviser.

     On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into Jennison Growth Portfolio.

     The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.

     On January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio. Also on January 7, 2008, Julius Baer Investment Management LLC replaced Fidelity Management & Research Company as subadviser.

     On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

     Effective February 1, 2012 Baillie Gifford Overseas Limited replaced Artio Global Management, LLC as subadviser and Artio International Stock Portfolio changed its name to Baillie Gifford International Stock Portfolio.

     On or about April 30, 2012 Morgan Stanley EAFE(Reg. TM) Index changed its name to MSCI EAFE(Reg. TM) Index Portfolio.

     On or about April 30, 2012 Oppenheimer Capital Appreciation Portfolio of the Met Investor Series Trust merged with and into Jennison Growth Portfolio of the Metropolitan Fund. Jennison Associates LLC replaced Oppenheimer Funds, Inc. as subadviser.


     Effective as of May 1, 2016, Metropolitan Series Fund: BlackRock Money Market Portfolio was renamed BlackRock Ultra-Short Term Bond Portfolio; WMC Balanced Portfolio was renamed Met/Wellington Balanced Portfolio; WMC Large Cap Research Portfolio was renamed Met/Wellington Large Cap Research Portfolio; and WMC Core Equity Opportunities Portfolio was renamed Met/Wellington Core Equity Opportunities Portfolio.


     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:

     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS(Reg. TM) Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

     The subadviser to the RCM Technology Portfolio (formerly the RCM Global Technology Portfolio which was formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.

     The subadviser to the Lazard Mid-Cap Portfolio (formerly, Met/AIM Mid-Cap Core Equity Portfolio) was AIM Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.

     The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio) was Janus Capital Management LLC until October 1, 2006 when Clearbridge Advisors, LLC became the subadviser.

     On September 2, 2008, Cyclical Growth and Income ETF Portfolio changed its name to SSgA Growth and Income ETF and Cyclical Growth ETF Portfolio changed its name to SSgA Growth ETF Portfolio. Also on September 2, 2008, SSgA Funds Management, Inc. replaced Franklin Advisers, Inc. as subadviser.

     On May 1, 2009, Lehman Brothers Aggregate Bond Index Portfolio changed its name to Barclays Capital Aggregate Bond Index Portfolio, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio, Loomis Sayles Small Cap Portfolio changed its name to Loomis Sayles Small Cap Core Portfolio, Franklin Templeton Small Cap Growth Portfolio changed its name to Loomis Sayles Small Cap Growth Portfolio and Harris Oakmark Focused Value Portfolio changed its name to Met/Artisan Mid Cap Value Portfolio.

     Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock Legacy Large Cap Growth Portfolio.

     On May 1, 2010, Met/AIM Small Cap Growth Portfolio changed its name to Invesco Small Cap Growth Portfolio, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio and BlackRock Strategic Value Portfolio changed its name to Neuberger Berman Genesis Portfolio.

     Effective May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan Stanley Mid Cap Growth Portfolio.

     Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class B) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class B) shares.

     Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class E) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class E) shares.

     Effective April 29, 2011, MetLife Aggressive Allocation Portfolio merged into MetLife Aggressive Strategy Portfolio.

     Effective January 12, 2012, Lord, Abbett & Co. LLC replaced Neuberger Berman Management LLC as the subadviser and the Neuberger Berman Mid Cap Value Portfolio changed its name to Lord Abbett Mid Cap Value Portfolio. On or about April 30, 2012, Lord Abbett Mid Cap Value Portfolio of the Metropolitan Fund merged with and into the Lord Abbett Mid Cap Value Portfolio of Met Investors Series Trust.

     Effective July 1, 2011, the subadviser of the Clarion Global Real Estate Portfolio, ING Clarion Real Estate Securities LLC, changed its name to CBRE Clarion Securities LLC.

     Effective April 29, 2013, Legg Mason ClearBridge Aggressive Growth Portfolio changed its name to ClearBridge Aggressive Growth Portfolio.

     Effective April 29, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

     On or about November 26, 2012, Lazard Mid Cap Portfolio changed its name to MLA Mid Cap Portfolio.

     On or about January 7, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

     Effective April 29, 2013, Barclays Capital Aggregate Bond Index Portfolio changed its name to Barclays Aggregate Bond Index Portfolio.

     Effective April 29, 2013, FI Value Leaders Portfolio merged into MFS(Reg.
TM) Value Portfolio.


     Effective April 29, 2013, Met/Franklin Mutual Shares Portfolio merged into Loomis Sayles Global Markets Portfolio.


     Effective April 29, 2013, Met/Franklin Templeton Founding Strategy Portfolio merged into MetLife Growth Strategy Portfolio.

     Effective April 29, 2013, MLA Mid Cap Portfolio merged into Neuberger Berman Genesis Portfolio.

     Effective April 29, 2013, RCM Technology Portfolio merged into T. Rowe Price Large Cap Growth Portfolio.

     Effective April 29, 2013, Oppenheimer Global Equity Portfolio merged into Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.

     Effective April 28, 2014, Janus Forty Portfolio changed its name to ClearBridge Aggressive Growth Portfolio II. Then ClearBridge Aggressive Growth Portfolio II merged into ClearBridge Aggressive Growth Portfolio.

     Effective April 28, 2014, MetLife Growth Strategy Portfolio merged into MetLife Asset Allocation 80 Portfolio.


     Effective May, 1, 2015, Met Investors Series Trust: AllianceBernstein Global Dynamic Allocation Portfolio was renamed AB Global Dynamic Allocation Portfolio.

     Effective as of May 1, 2016, Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).



                         DISTRIBUTION OF THE CONTRACTS


     Currently the Contracts are not available for new sales.

     Brighthouse Securities, LLC ("Distributor") serves as principal underwriter for the Contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



     MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor prior to March 6, 2017. The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years:




                                     AGGREGATE AMOUNT
                                      OF COMMISSIONS
                                        RETAINED BY
                                     DISTRIBUTOR AFTER
                  AGGREGATE AMOUNT      PAYMENTS TO
                   OF COMMISSIONS     ITS REGISTERED
                       PAID TO          PERSONS AND
FISCAL YEAR         DISTRIBUTOR*       SELLING FIRMS
---------------- ------------------ ------------------
   2016..........$5,988,639         $0
   2015..........$2,491,724         $0
   2014..........$8,042,529         $0


-------------
*     Includes sales compensation paid to registered persons of Distributor.

     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.


                        CALCULATION OF PERFORMANCE DATA
                          AVERAGE ANNUAL TOTAL RETURN


     We may provide average annual total returns for each Subaccount on a Class-specific basis, based on the actual investment experience of the Subaccounts, the Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5, and 10 years, or for a shorter period, if applicable.

     We base calculations of average annual total return for each Class on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

     The average annual total return is related to withdrawal value and is calculated as follows for each Class. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each subaccount for the relevant Class at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The Accumulation Unit Values reflect the applicable Asset-Based Insurance Charge for each Class, assuming the Standard Death Benefit: 1.25% for the Standard Class; 1.60% for the B Plus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class. (These charges increase by 0.25% for subaccounts investing in the American Funds Insurance Series.) The total number of units held under the Contract at the beginning of the first Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. The Contract Value is also reduced for the GMIB Plus II rider charge which is assessed as 1.00% (0.95% for New York) per year of the GMIB Income Base (up to a maximum of 1.50% upon Optional Reset) or for the Enhanced Guaranteed Withdrawal Benefit Rider charge which is 0.55% of the Guaranteed Withdrawal Amount (up to a maximum of .95% upon Optional Reset) and the Enhanced Death Benefit rider charge of 0.95% of the death benefit base (up to a maximum of 1.50% upon Optional Step-Up). This Contract Value is then reduced by the applicable Withdrawal Charge and by a factor that reflects the $30 Contract Administrative Fee which would be deducted upon withdrawal at the end of the last Contract Year in the period to arrive at the withdrawal value. The average annual total return is the annual compounded rate of return which would produce the withdrawal value on that date. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the withdrawal value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

     The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Contract Administrative Fee.

     Subaccount average annual total return, which is calculated in accordance with the Securities and Exchange Commission ("SEC") standardized formula, uses the inception date of the subaccount through which the Eligible Fund is available. Eligible Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Contract Administrative Fee factor for that partial year. For non-standard performance, we do not reflect the withdrawal charge or the charge for the GMIB. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

     Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history, see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance on a Class-specific basis by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual $30 Contract Administrative Fee. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Performance Information." The annual effective rate of return in these illustrations for each Class is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may show daily unit values for each subaccount in advertising and sales literature, including on our website.

                             CALCULATION OF YIELDS


7-DAY YIELD

     From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Ultra-Short Bond Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. On a Class-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in subaccount value by the subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating current yield for a Contract, an average per unit Contract Administrative Fee is used.

     On a Class-specific basis, current yield will be calculated according to the following formula:
                   Current Yield = ((NCF - ES)/UV) x (365/7)


     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses for the hypothetical account for the 7-day period.

     UV = the unit value on the first day of the 7-day period.

     We may also quote the effective yield of the BlackRock Ultra-Short Bond Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:
                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1


     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses of the hypothetical account for the 7-day period.

     UV = the unit value for the first day of the 7-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Ultra-Short Bond Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Ultra-Short Bond Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on portfolio securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Ultra-Short Bond Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the BlackRock Ultra-Short Bond Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period on a Class-specific basis. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by:
(1) dividing the net investment income of the Eligible Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Asset-Based Insurance Charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating the 30-day or one-month yield, an average per unit Contract Administrative Fee is used.

     On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:
                 Yield = 2 x ((((NI - ES)/(U x UV)) + 1)6 - 1)


     Where:

     NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the subaccount's units.

     ES = expenses of the subaccount for the 30-day or one-month period.

     U = the average number of units outstanding.

     UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.


                             NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") each Class of subaccount for on each day on which the New York Stock Exchange is open for trading as follows:

   (1) The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;

   (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

   (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

   (4) Finally, the Company subtracts the daily charges for the Asset-Based Insurance Charge for that Class since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions" in the prospectus.)

                                ANNUITY PAYMENTS

     At annuitization, the Adjusted Contract Value on the Annuity Calculation Date is applied toward the purchase of variable and/or fixed annuity payments. The Adjusted Contract Value is the Contract Value, less any Premium and Other Taxes and less any applicable charges and fees. The Annuity Calculation Date is a Business Day no more than five Business Days prior to the Annuity Date The amount of variable annuity payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, (iv) the investment performance of the Eligible Fund(s) selected, and (v) the Class of Contract. If you elected the Guaranteed Minimum Income Benefit Rider, you may be able to elect to receive annuity payments under that Rider (see the prospectus for more information). If you own a B Plus Class Contract and choose to annuitize under a fixed payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for variable annuity payments will be different on B Plus Class Contracts than on other Classes. The effect of these different rates would lower your annuity payments.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity option selected, and by the age and (where permitted) sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.

     The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each Class and subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests, and applicable charges and expenses.

     The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.

     The number of annuity units credited under a variable payment option is determined as follows:

   (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Withdrawal Charge, Contract Administrative Fee, and premium tax charge, as described in the prospectus.)

   (2) The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) for the Class next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value for the Class which is determined no more than 10 days before the payment is due.

     The value of an annuity unit for the Class of each subaccount depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. For each Class the Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Asset-Based Insurance Charge. (See "Net Investment Factor" above.)

     On a Class-specific basis, the annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.

     Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.


                 HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

     We may provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. The illustrations show on a Class-specific basis how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

     The Class-specific illustrations reflect the Contract charges applicable to that Class of Contract with the death benefit and optional features you select, and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

     When part of the Contract Value has been allocated to the fixed annuity payment option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. The Company offers an alternative Assumed Investment Return of 5%, which you may select. Fixed annuity payments remain constant. Initial annuity payments under a fixed annuity payout are generally higher than initial payments under a variable payout option.

     The illustrations may show the payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization on a Class-specific basis based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.


                            ACCUMULATION UNIT VALUES


           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)


                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                        CONDENSED FINANCIAL INFORMATION


     The following tables show the Accumulation Unit Values through December
                            31, 2016.




                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.147405        10.444693           0
 01/01/2013 to 12/31/2013........    10.444693        11.367647           0
 01/01/2014 to 12/31/2014........    11.367647        11.949379           0
 01/01/2015 to 12/31/2015........    11.949379        11.768823           0
 01/01/2016 to 12/31/2016........    11.768823        11.938678           0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996755         1.035393           0
 01/01/2015 to 12/31/2015........     1.035393         1.003902           0
 01/01/2016 to 12/31/2016........     1.003902         1.002651           0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.007698         6.977907           0
 01/01/2009 to 12/31/2009........     6.977907         8.836743           0
 01/01/2010 to 12/31/2010........     8.836743         9.705506           0
 01/01/2011 to 12/31/2011........     9.705506         9.302038           0
 01/01/2012 to 12/31/2012........     9.302038        10.339948           0
 01/01/2013 to 12/31/2013........    10.339948        12.001527           0
 01/01/2014 to 12/31/2014........    12.001527        12.463023           0
 01/01/2015 to 12/31/2015........    12.463023        12.117900           0
 01/01/2016 to 12/31/2016........    12.117900        12.792815           0
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.997699         6.329165           0
 01/01/2009 to 12/31/2009........     6.329165         8.307311           0
 01/01/2010 to 12/31/2010........     8.307311         9.231609           0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     9.231609         8.612281              0
 01/01/2012 to 12/31/2012........     8.612281         9.794980              0
 01/01/2013 to 12/31/2013........     9.794980        11.999741              0
 01/01/2014 to 12/31/2014........    11.999741        12.500948              0
 01/01/2015 to 12/31/2015........    12.500948        12.148623              0
 01/01/2016 to 12/31/2016........    12.148623        12.961923              0
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.017698         7.648408              0
 01/01/2009 to 12/31/2009........     7.648408         9.241758              0
 01/01/2010 to 12/31/2010........     9.241758         9.946333              0
 01/01/2011 to 12/31/2011........     9.946333         9.758710              0
 01/01/2012 to 12/31/2012........     9.758710        10.590550              0
 01/01/2013 to 12/31/2013........    10.590550        11.772645              0
 01/01/2014 to 12/31/2014........    11.772645        12.230577              0
 01/01/2015 to 12/31/2015........    12.230577        11.889444              0
 01/01/2016 to 12/31/2016........    11.889444        12.458875              0
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.072906        11.423719              0
 01/01/2013 to 12/31/2013........    11.423719        10.806938              0
 01/01/2014 to 12/31/2014........    10.806938        11.005391              0
 01/01/2015 to 12/31/2015........    11.005391         9.744938              0
 01/01/2016 to 12/31/2016........     9.744938        10.397554              0
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.608014         1.732952              0
 01/01/2008 to 12/31/2008........     1.732952         0.946115              0
 01/01/2009 to 12/31/2009........     0.946115         1.129214              0
 01/01/2010 to 12/31/2010........     1.129214         1.181630              0
 01/01/2011 to 12/31/2011........     1.181630         0.924153              0
 01/01/2012 to 12/31/2012........     0.924153         1.080102              0
 01/01/2013 to 12/31/2013........     1.080102         1.217768              0
 01/01/2014 to 12/31/2014........     1.217768         1.152589              0
 01/01/2015 to 12/31/2015........     1.152589         1.104141              0
 01/01/2016 to 12/31/2016........     1.104141         1.135806              0
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.630846         1.759723         97,687
 01/01/2008 to 12/31/2008........     1.759723         0.961425         98,158
 01/01/2009 to 12/31/2009........     0.961425         1.148211         97,580
 01/01/2010 to 12/31/2010........     1.148211         1.203493         72,759
 01/01/2011 to 12/31/2011........     1.203493         0.943049         13,947
 01/01/2012 to 12/31/2012........     0.943049         1.102438         16,834
 01/01/2013 to 12/31/2013........     1.102438         1.244666         17,293
 01/01/2014 to 12/31/2014........     1.244666         1.179885         20,983
 01/01/2015 to 12/31/2015........     1.179885         1.130556         21,821
 01/01/2016 to 12/31/2016........     1.130556         1.165088         23,348
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.240723         1.295723         39,945
 01/01/2008 to 12/31/2008........     1.295723         1.340168         13,027
 01/01/2009 to 12/31/2009........     1.340168         1.377670         17,483
 01/01/2010 to 12/31/2010........     1.377670         1.425849         16,451
 01/01/2011 to 12/31/2011........     1.425849         1.497991            191
 01/01/2012 to 12/31/2012........     1.497991         1.519866            186
 01/01/2013 to 12/31/2013........     1.519866         1.450601            181
 01/01/2014 to 12/31/2014........     1.450601         1.498274              0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     1.498274         1.468451              0
 01/01/2016 to 12/31/2016........     1.468451         1.468709              0
BlackRock Bond Income Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.939970         4.089984         38,442
 01/01/2008 to 12/31/2008........     4.089984         3.857986         24,944
 01/01/2009 to 12/31/2009........     3.857986         4.124761         24,842
 01/01/2010 to 12/31/2010........     4.124761         4.364973         19,986
 01/01/2011 to 12/31/2011........     4.364973         4.543986            162
 01/01/2012 to 12/31/2012........     4.543986         4.773039              0
 01/01/2013 to 12/31/2013........     4.773039         4.626747              0
 01/01/2014 to 12/31/2014........     4.626747         4.839131              0
 01/01/2015 to 12/31/2015........     4.839131         4.754712              0
 01/01/2016 to 12/31/2016........     4.754712         4.789320              0
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.517135         2.918828              0
 01/01/2008 to 12/31/2008........     2.918828         1.809301              0
 01/01/2009 to 12/31/2009........     1.809301         2.418469              0
 01/01/2010 to 12/31/2010........     2.418469         2.829323              0
 01/01/2011 to 12/31/2011........     2.829323         2.516975              0
 01/01/2012 to 12/31/2012........     2.516975         2.811219              0
 01/01/2013 to 12/31/2013........     2.811219         3.686103              0
 01/01/2014 to 12/31/2014........     3.686103         3.921212              0
 01/01/2015 to 12/31/2015........     3.921212         4.070527              0
 01/01/2016 to 12/31/2016........     4.070527         3.980024              0
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2007 to 12/31/2007........    16.083155        16.333316              0
 01/01/2008 to 12/31/2008........    16.333316         8.803802              0
 01/01/2009 to 05/01/2009........     8.803802         9.166183              0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.541182         2.949470         54,347
 01/01/2008 to 12/31/2008........     2.949470         1.830110         50,701
 01/01/2009 to 12/31/2009........     1.830110         2.448413         39,150
 01/01/2010 to 12/31/2010........     2.448413         2.868049         33,705
 01/01/2011 to 12/31/2011........     2.868049         2.554003          5,842
 01/01/2012 to 12/31/2012........     2.554003         2.855133          6,067
 01/01/2013 to 12/31/2013........     2.855133         3.747662          6,104
 01/01/2014 to 12/31/2014........     3.747662         3.990672          7,160
 01/01/2015 to 12/31/2015........     3.990672         4.146362          6,454
 01/01/2016 to 12/31/2016........     4.146362         4.057864          6,660
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.904073        10.176874              0
 01/01/2013 to 12/31/2013........    10.176874        10.992694              0
 01/01/2014 to 12/31/2014........    10.992694        11.401052              0
 01/01/2015 to 12/31/2015........    11.401052        11.151963              0
 01/01/2016 to 12/31/2016........    11.151963        11.404147              0
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.395964         1.409567              0
 01/01/2008 to 12/31/2008........     1.409567         0.895598              0
 01/01/2009 to 12/31/2009........     0.895598         0.973927              0
 01/01/2010 to 12/31/2010........     0.973927         1.038821              0
 01/01/2011 to 12/31/2011........     1.038821         1.038128              0
 01/01/2012 to 12/31/2012........     1.038128         1.158439              0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.158439         1.494488              0
 01/01/2014 to 12/31/2014........     1.494488         1.605408              0
 01/01/2015 to 12/31/2015........     1.605408         1.474915              0
 01/01/2016 to 12/31/2016........     1.474915         1.705630              0
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.402037         1.417660         12,765
 01/01/2008 to 12/31/2008........     1.417660         0.901722         12,145
 01/01/2009 to 12/31/2009........     0.901722         0.981669          9,471
 01/01/2010 to 12/31/2010........     0.981669         1.047821          8,787
 01/01/2011 to 12/31/2011........     1.047821         1.047918          4,005
 01/01/2012 to 12/31/2012........     1.047918         1.171093          3,886
 01/01/2013 to 12/31/2013........     1.171093         1.512424          4,055
 01/01/2014 to 12/31/2014........     1.512424         1.625982              0
 01/01/2015 to 12/31/2015........     1.625982         1.495589              0
 01/01/2016 to 12/31/2016........     1.495589         1.730172              0
BlackRock Ultra-Short Term Bond Sub-Account (Class B) (previously BlackRock Money
Market Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     1.939885         1.990802         70,171
 01/01/2008 to 12/31/2008........     1.990802         1.999986         55,918
 01/01/2009 to 12/31/2009........     1.999986         1.963382         49,093
 01/01/2010 to 12/31/2010........     1.963382         1.922579         46,829
 01/01/2011 to 12/31/2011........     1.922579         1.882732              0
 01/01/2012 to 12/31/2012........     1.882732         1.843392              0
 01/01/2013 to 12/31/2013........     1.843392         1.805083              0
 01/01/2014 to 12/31/2014........     1.805083         1.767569              0
 01/01/2015 to 12/31/2015........     1.767569         1.730836              0
 01/01/2016 to 12/31/2016........     1.730836         1.696766              0
Clarion Global Real Estate Sub-Account
 01/01/2007 to 12/31/2007........    19.092510        15.888249          6,649
 01/01/2008 to 12/31/2008........    15.888249         9.073650          6,094
 01/01/2009 to 12/31/2009........     9.073650        11.971272          3,703
 01/01/2010 to 12/31/2010........    11.971272        13.610832          4,316
 01/01/2011 to 12/31/2011........    13.610832        12.583917            523
 01/01/2012 to 12/31/2012........    12.583917        15.523381            523
 01/01/2013 to 12/31/2013........    15.523381        15.739722              0
 01/01/2014 to 12/31/2014........    15.739722        17.457535              0
 01/01/2015 to 12/31/2015........    17.457535        16.855119              0
 01/01/2016 to 12/31/2016........    16.855119        16.649172              0
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.755042         0.756024         97,002
 01/01/2008 to 12/31/2008........     0.756024         0.451168         65,455
 01/01/2009 to 12/31/2009........     0.451168         0.587413         66,954
 01/01/2010 to 12/31/2010........     0.587413         0.712041         43,798
 01/01/2011 to 12/31/2011........     0.712041         0.719917              0
 01/01/2012 to 12/31/2012........     0.719917         0.835338              0
 01/01/2013 to 12/31/2013........     0.835338         1.191005              0
 01/01/2014 to 12/31/2014........     1.191005         1.386597              0
 01/01/2015 to 12/31/2015........     1.386597         1.302970              0
 01/01/2016 to 12/31/2016........     1.302970         1.310092              0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   122.314476       149.345076              0
 01/01/2008 to 12/31/2008........   149.345076        84.817440             54
 01/01/2009 to 12/31/2009........    84.817440       118.648010            195
 01/01/2010 to 12/31/2010........   118.648010       127.101648             73

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   127.101648       115.074290             24
 01/01/2012 to 12/31/2012........   115.074290       138.039994              0
 01/01/2013 to 12/31/2013........   138.039994       174.082427              0
 01/01/2014 to 04/25/2014........   174.082427       180.874023              0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     9.504326         8.756047              0
 01/01/2008 to 12/31/2008........     8.756047         3.890856              0
 01/01/2009 to 12/31/2009........     3.890856         5.256643              0
 01/01/2010 to 12/31/2010........     5.256643         5.525020              0
 01/01/2011 to 04/29/2011........     5.525020         5.861417              0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.592444         0.534916         28,731
 01/01/2012 to 12/31/2012........     0.534916         0.620986         27,991
 01/01/2013 to 12/31/2013........     0.620986         0.886893         24,793
 01/01/2014 to 12/31/2014........     0.886893         1.032994         26,521
 01/01/2015 to 12/31/2015........     1.032994         0.971197         25,456
 01/01/2016 to 12/31/2016........     0.971197         0.977990         28,468
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     0.958652         0.884069         61,634
 01/01/2008 to 12/31/2008........     0.884069         0.393183         57,755
 01/01/2009 to 12/31/2009........     0.393183         0.531169         49,376
 01/01/2010 to 12/31/2010........     0.531169         0.558494         44,733
 01/01/2011 to 04/29/2011........     0.558494         0.592546              0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    37.335334        43.952928              0
 01/01/2008 to 12/31/2008........    43.952928        23.308100              0
 01/01/2009 to 12/31/2009........    23.308100        34.021411            948
 01/01/2010 to 12/31/2010........    34.021411        38.310137            260
 01/01/2011 to 12/31/2011........    38.310137        36.298275             87
 01/01/2012 to 12/31/2012........    36.298275        39.340198              0
 01/01/2013 to 12/31/2013........    39.340198        51.017580              0
 01/01/2014 to 12/31/2014........    51.017580        55.390675              0
 01/01/2015 to 12/31/2015........    55.390675        55.652039              0
 01/01/2016 to 12/31/2016........    55.652039        57.306239              0
Harris Oakmark International Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.927797         1.866399              0
 01/01/2008 to 12/31/2008........     1.866399         1.080312              0
 01/01/2009 to 12/31/2009........     1.080312         1.640343              0
 01/01/2010 to 12/31/2010........     1.640343         1.870030              0
 01/01/2011 to 12/31/2011........     1.870030         1.570170              0
 01/01/2012 to 12/31/2012........     1.570170         1.987109              0
 01/01/2013 to 12/31/2013........     1.987109         2.539110              0
 01/01/2014 to 12/31/2014........     2.539110         2.342378              0
 01/01/2015 to 12/31/2015........     2.342378         2.189968              0
 01/01/2016 to 12/31/2016........     2.189968         2.319826              0
Harris Oakmark International Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.937038         1.877598          7,903
 01/01/2008 to 12/31/2008........     1.877598         1.087864          2,379
 01/01/2009 to 12/31/2009........     1.087864         1.653989          9,697
 01/01/2010 to 12/31/2010........     1.653989         1.886977         11,997
 01/01/2011 to 12/31/2011........     1.886977         1.586908          2,631

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   1.586908         2.008590                0
 01/01/2013 to 12/31/2013........   2.008590         2.569670                0
 01/01/2014 to 12/31/2014........   2.569670         2.373699                0
 01/01/2015 to 12/31/2015........   2.373699         2.220833                0
 01/01/2016 to 12/31/2016........   2.220833         2.355399                0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   1.010597         1.042959                0
 01/01/2013 to 12/31/2013........   1.042959         1.040292                0
 01/01/2014 to 12/31/2014........   1.040292         1.075523                0
 01/01/2015 to 12/31/2015........   1.075523         1.008883                0
 01/01/2016 to 12/31/2016........   1.008883         1.103671                0
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   2.304475         2.357892           21,269
 01/01/2013 to 12/31/2013........   2.357892         3.008627           12,839
 01/01/2014 to 12/31/2014........   3.008627         3.230205           12,293
 01/01/2015 to 12/31/2015........   3.230205         2.878977           11,768
 01/01/2016 to 12/31/2016........   2.878977         3.256234           11,223
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2007 to 12/31/2007........   2.475412         2.501020           41,249
 01/01/2008 to 12/31/2008........   2.501020         1.286189           40,793
 01/01/2009 to 12/31/2009........   1.286189         1.860747           37,732
 01/01/2010 to 12/31/2010........   1.860747         2.296763           37,023
 01/01/2011 to 12/31/2011........   2.296763         2.099012           23,355
 01/01/2012 to 04/27/2012........   2.099012         2.315910                0
Invesco Small Cap Growth Sub-account
 01/01/2007 to 12/31/2007........   1.411268         1.534765                0
 01/01/2008 to 12/31/2008........   1.534765         0.920749                0
 01/01/2009 to 12/31/2009........   0.920749         1.206539                0
 01/01/2010 to 12/31/2010........   1.206539         1.490833                0
 01/01/2011 to 12/31/2011........   1.490833         1.444128                0
 01/01/2012 to 12/31/2012........   1.444128         1.671746                0
 01/01/2013 to 12/31/2013........   1.671746         2.294715                0
 01/01/2014 to 12/31/2014........   2.294715         2.424785                0
 01/01/2015 to 12/31/2015........   2.424785         2.333793                0
 01/01/2016 to 12/31/2016........   2.333793         2.546613                0
Jennison Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   0.471627         0.514365                0
 01/01/2008 to 12/31/2008........   0.514365         0.319572                0
 01/01/2009 to 12/31/2009........   0.319572         0.436738                0
 01/01/2010 to 12/31/2010........   0.436738         0.476052                0
 01/01/2011 to 12/31/2011........   0.476052         0.467213                0
 01/01/2012 to 12/31/2012........   0.467213         0.528623                0
 01/01/2013 to 12/31/2013........   0.528623         0.707782                0
 01/01/2014 to 12/31/2014........   0.707782         0.753671                0
 01/01/2015 to 12/31/2015........   0.753671         0.815792                0
 01/01/2016 to 12/31/2016........   0.815792         0.797802                0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2007 to 12/31/2007........   8.788896         9.834904                0
 01/01/2008 to 12/31/2008........   9.834904         5.205787                0
 01/01/2009 to 12/31/2009........   5.205787         7.325408                0
 01/01/2010 to 12/31/2010........   7.325408         7.847306                0
 01/01/2011 to 12/31/2011........   7.847306         7.578468                0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 04/27/2012........     7.578468         8.506346               0
Jennison Growth Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     0.472977         0.516556         149,434
 01/01/2008 to 12/31/2008........     0.516556         0.320797         150,213
 01/01/2009 to 12/31/2009........     0.320797         0.439413         140,837
 01/01/2010 to 12/31/2010........     0.439413         0.479518         120,095
 01/01/2011 to 12/31/2011........     0.479518         0.471015         112,134
 01/01/2012 to 12/31/2012........     0.471015         0.533026         108,094
 01/01/2013 to 12/31/2013........     0.533026         0.714570         103,963
 01/01/2014 to 12/31/2014........     0.714570         0.761696          99,542
 01/01/2015 to 12/31/2015........     0.761696         0.825413          95,292
 01/01/2016 to 12/31/2016........     0.825413         0.808152          90,879
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012651         1.044995               0
 01/01/2013 to 12/31/2013........     1.044995         1.135706               0
 01/01/2014 to 12/31/2014........     1.135706         1.189684               0
 01/01/2015 to 12/31/2015........     1.189684         1.175377               0
 01/01/2016 to 12/31/2016........     1.175377         1.184364               0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.572000        13.752066               0
 01/01/2014 to 12/31/2014........    13.752066        13.933173               0
 01/01/2015 to 12/31/2015........    13.933173        13.811110               0
 01/01/2016 to 12/31/2016........    13.811110        14.170179               0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997699         7.947978               0
 01/01/2009 to 12/31/2009........     7.947978         9.948691               0
 01/01/2010 to 12/31/2010........     9.948691        10.893585               0
 01/01/2011 to 12/31/2011........    10.893585        10.895358           1,491
 01/01/2012 to 12/31/2012........    10.895358        12.000527           1,491
 01/01/2013 to 04/26/2013........    12.000527        12.498750               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.932214         3.204704           6,687
 01/01/2008 to 12/31/2008........     3.204704         2.006434           6,687
 01/01/2009 to 12/31/2009........     2.006434         2.552729           6,687
 01/01/2010 to 12/31/2010........     2.552729         3.179884           6,687
 01/01/2011 to 12/31/2011........     3.179884         3.124478           6,687
 01/01/2012 to 12/31/2012........     3.124478         3.495724           6,687
 01/01/2013 to 12/31/2013........     3.495724         4.815823               0
 01/01/2014 to 12/31/2014........     4.815823         4.880874               0
 01/01/2015 to 12/31/2015........     4.880874         4.696168               0
 01/01/2016 to 12/31/2016........     4.696168         5.471050               0
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.959672         3.237783          12,280
 01/01/2008 to 12/31/2008........     3.237783         2.029184          11,066
 01/01/2009 to 12/31/2009........     2.029184         2.584134           9,610
 01/01/2010 to 12/31/2010........     2.584134         3.222305           2,381
 01/01/2011 to 12/31/2011........     3.222305         3.169372           1,359
 01/01/2012 to 12/31/2012........     3.169372         3.549413           1,291
 01/01/2013 to 12/31/2013........     3.549413         4.894717           1,227
 01/01/2014 to 12/31/2014........     4.894717         4.965582               0
 01/01/2015 to 12/31/2015........     4.965582         4.782609               0
 01/01/2016 to 12/31/2016........     4.782609         5.577234               0
Loomis Sayles Small Cap Growth Sub-Account

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     1.044329         1.066628        170,207
 01/01/2008 to 12/31/2008........     1.066628         0.612947        134,426
 01/01/2009 to 12/31/2009........     0.612947         0.778326        110,605
 01/01/2010 to 12/31/2010........     0.778326         1.001085        102,088
 01/01/2011 to 12/31/2011........     1.001085         1.007233          2,817
 01/01/2012 to 12/31/2012........     1.007233         1.093632          2,690
 01/01/2013 to 12/31/2013........     1.093632         1.589027          2,466
 01/01/2014 to 12/31/2014........     1.589027         1.570543              0
 01/01/2015 to 12/31/2015........     1.570543         1.559852              0
 01/01/2016 to 12/31/2016........     1.559852         1.619803              0
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.554782         3.234249              0
 01/01/2008 to 12/31/2008........     3.234249         1.705824              0
 01/01/2009 to 12/31/2009........     1.705824         2.358533              0
 01/01/2010 to 12/31/2010........     2.358533         2.650440              0
 01/01/2011 to 12/31/2011........     2.650440         2.763931              0
 01/01/2012 to 12/31/2012........     2.763931         3.019617              0
 01/01/2013 to 12/31/2013........     3.019617         4.036428              0
 01/01/2014 to 12/31/2014........     4.036428         4.018699              0
 01/01/2015 to 12/31/2015........     4.018699         3.554836              0
 01/01/2016 to 12/31/2016........     3.554836         4.269483              0
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     3.633395         3.309073         89,479
 01/01/2008 to 12/31/2008........     3.309073         1.747020         62,588
 01/01/2009 to 12/31/2009........     1.747020         2.417851         48,113
 01/01/2010 to 12/31/2010........     2.417851         2.719765         35,412
 01/01/2011 to 12/31/2011........     2.719765         2.839088          8,535
 01/01/2012 to 12/31/2012........     2.839088         3.104853          8,498
 01/01/2013 to 12/31/2013........     3.104853         4.154639          7,760
 01/01/2014 to 12/31/2014........     4.154639         4.140491          9,294
 01/01/2015 to 12/31/2015........     4.140491         3.666160          9,856
 01/01/2016 to 12/31/2016........     3.666160         4.407697          9,856
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987125         9.720837              0
 01/01/2012 to 12/31/2012........     9.720837         9.936368              0
 01/01/2013 to 12/31/2013........     9.936368         9.842815              0
 01/01/2014 to 12/31/2014........     9.842815         9.740220              0
 01/01/2015 to 12/31/2015........     9.740220         9.478429              0
 01/01/2016 to 12/31/2016........     9.478429         9.572288              0
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........    36.407498        37.649096              0
 01/01/2008 to 12/31/2008........    37.649096        27.660978              0
 01/01/2009 to 12/31/2009........    27.660978        31.691129              0
 01/01/2010 to 12/31/2010........    31.691129        33.923394              0
 01/01/2011 to 12/31/2011........    33.923394        34.412217              0
 01/01/2012 to 12/31/2012........    34.412217        37.773149              0
 01/01/2013 to 12/31/2013........    37.773149        44.488379              0
 01/01/2014 to 12/31/2014........    44.488379        48.042452              0
 01/01/2015 to 12/31/2015........    48.042452        48.123569              0
 01/01/2016 to 12/31/2016........    48.123569        50.300221              0
Met/Wellington Core Equity Opportunities Sub-Account (Class B) (previously WMC Core
Equity Opportunities Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     3.453295         3.528007         11,592
 01/01/2008 to 12/31/2008........     3.528007         2.089218         11,592

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     2.089218         2.693315         11,592
 01/01/2010 to 12/31/2010........     2.693315         2.946250         11,592
 01/01/2011 to 12/31/2011........     2.946250         2.761974         11,592
 01/01/2012 to 12/31/2012........     2.761974         3.045490         11,592
 01/01/2013 to 12/31/2013........     3.045490         3.977057              0
 01/01/2014 to 12/31/2014........     3.977057         4.297620              0
 01/01/2015 to 12/31/2015........     4.297620         4.298439              0
 01/01/2016 to 12/31/2016........     4.298439         4.506091              0
Met/Wellington Core Equity Opportunities Sub-Account (Class E) (previously WMC Core
Equity Opportunities Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     3.491473         3.570033         29,054
 01/01/2008 to 12/31/2008........     3.570033         2.116274         23,945
 01/01/2009 to 12/31/2009........     2.116274         2.731859         23,816
 01/01/2010 to 12/31/2010........     2.731859         2.991235         13,506
 01/01/2011 to 12/31/2011........     2.991235         2.806779          1,795
 01/01/2012 to 12/31/2012........     2.806779         3.097215          1,525
 01/01/2013 to 12/31/2013........     3.097215         4.049754          1,582
 01/01/2014 to 12/31/2014........     4.049754         4.379864              0
 01/01/2015 to 12/31/2015........     4.379864         4.386055              0
 01/01/2016 to 12/31/2016........     4.386055         4.602096              0
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap
Research Sub-Account (Class B))
 04/30/2007 to 12/31/2007........     6.608868         6.634348         16,142
 01/01/2008 to 12/31/2008........     6.634348         4.072452         16,218
 01/01/2009 to 12/31/2009........     4.072452         4.753345         15,977
 01/01/2010 to 12/31/2010........     4.753345         5.234343         14,432
 01/01/2011 to 12/31/2011........     5.234343         5.138863          9,436
 01/01/2012 to 12/31/2012........     5.138863         5.706414          8,866
 01/01/2013 to 12/31/2013........     5.706414         7.503542          8,527
 01/01/2014 to 12/31/2014........     7.503542         8.339926          8,165
 01/01/2015 to 12/31/2015........     8.339926         8.533620          7,816
 01/01/2016 to 12/31/2016........     8.533620         9.047986          7,454
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-
Account)
 01/01/2007 to 04/27/2007........     6.369775         6.664956              0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2007 to 12/31/2007........    12.570205        12.709892          1,467
 01/01/2008 to 12/31/2008........    12.709892         7.410944          1,458
 01/01/2009 to 12/31/2009........     7.410944         9.542101          1,448
 01/01/2010 to 12/31/2010........     9.542101        10.810063          1,438
 01/01/2011 to 04/29/2011........    10.810063        11.695218              0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    11.659560         9.939170              0
 01/01/2012 to 12/31/2012........     9.939170        11.360866              0
 01/01/2013 to 12/31/2013........    11.360866        14.407480              0
 01/01/2014 to 12/31/2014........    14.407480        14.825962              0
 01/01/2015 to 12/31/2015........    14.825962        14.226270              0
 01/01/2016 to 12/31/2016........    14.226270        15.181380              0
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    10.730794        11.091960              0
 01/01/2008 to 12/31/2008........    11.091960         9.298175              0
 01/01/2009 to 12/31/2009........     9.298175        10.973829              0
 01/01/2010 to 12/31/2010........    10.973829        11.826016              0
 01/01/2011 to 12/31/2011........    11.826016        11.957477              0
 01/01/2012 to 12/31/2012........    11.957477        12.782431              0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........    12.782431        13.053283              0
 01/01/2014 to 12/31/2014........    13.053283        13.353621              0
 01/01/2015 to 12/31/2015........    13.353621        12.999534              0
 01/01/2016 to 12/31/2016........    12.999534        13.306051              0
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.217344        11.511411              0
 01/01/2008 to 12/31/2008........    11.511411         8.837256              0
 01/01/2009 to 12/31/2009........     8.837256        10.702564              0
 01/01/2010 to 12/31/2010........    10.702564        11.688245              0
 01/01/2011 to 12/31/2011........    11.688245        11.565942              0
 01/01/2012 to 12/31/2012........    11.565942        12.622341              0
 01/01/2013 to 12/31/2013........    12.622341        13.710389              0
 01/01/2014 to 12/31/2014........    13.710389        14.086865              0
 01/01/2015 to 12/31/2015........    14.086865        13.646042              0
 01/01/2016 to 12/31/2016........    13.646042        14.175954              0
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.716711        11.970520          2,610
 01/01/2008 to 12/31/2008........    11.970520         8.364832          2,592
 01/01/2009 to 12/31/2009........     8.364832        10.364131          2,575
 01/01/2010 to 12/31/2010........    10.364131        11.485589          2,781
 01/01/2011 to 12/31/2011........    11.485589        11.093440              0
 01/01/2012 to 12/31/2012........    11.093440        12.299979              0
 01/01/2013 to 12/31/2013........    12.299979        14.210531              0
 01/01/2014 to 12/31/2014........    14.210531        14.617996              0
 01/01/2015 to 12/31/2015........    14.617996        14.132708              0
 01/01/2016 to 12/31/2016........    14.132708        14.822330              0
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    12.217175        12.422451              0
 01/01/2008 to 12/31/2008........    12.422451         7.892032              0
 01/01/2009 to 12/31/2009........     7.892032         9.976417              0
 01/01/2010 to 12/31/2010........     9.976417        11.205219              0
 01/01/2011 to 12/31/2011........    11.205219        10.558920              0
 01/01/2012 to 12/31/2012........    10.558920        11.929127              0
 01/01/2013 to 12/31/2013........    11.929127        14.521187              0
 01/01/2014 to 12/31/2014........    14.521187        14.962702              0
 01/01/2015 to 12/31/2015........    14.962702        14.403204              0
 01/01/2016 to 12/31/2016........    14.403204        15.252068              0
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997699         6.999777              0
 01/01/2009 to 12/31/2009........     6.999777         8.811340              0
 01/01/2010 to 12/31/2010........     8.811340         9.495102              0
 01/01/2011 to 12/31/2011........     9.495102         9.134478              0
 01/01/2012 to 12/31/2012........     9.134478        10.385784              0
 01/01/2013 to 04/26/2013........    10.385784        11.156008              0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.227659        12.738202              0
 01/01/2014 to 04/25/2014........    12.738202        12.658768              0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.930840        10.342882              0
 01/01/2013 to 12/31/2013........    10.342882        11.582518              0
 01/01/2014 to 12/31/2014........    11.582518        12.436122              0
 01/01/2015 to 12/31/2015........    12.436122        11.679888              0
 01/01/2016 to 12/31/2016........    11.679888        12.393911              0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
MetLife Mid Cap Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     1.492163         1.570807         18,961
 01/01/2008 to 12/31/2008........     1.570807         0.978519          3,692
 01/01/2009 to 12/31/2009........     0.978519         1.310564          3,411
 01/01/2010 to 12/31/2010........     1.310564         1.616959          1,524
 01/01/2011 to 12/31/2011........     1.616959         1.548785              0
 01/01/2012 to 12/31/2012........     1.548785         1.779228              0
 01/01/2013 to 12/31/2013........     1.779228         2.314258              0
 01/01/2014 to 12/31/2014........     2.314258         2.475225              0
 01/01/2015 to 12/31/2015........     2.475225         2.360246              0
 01/01/2016 to 12/31/2016........     2.360246         2.776653              0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.760561        11.198655              0
 01/01/2014 to 12/31/2014........    11.198655        11.981493              0
 01/01/2015 to 12/31/2015........    11.981493        11.590309              0
 01/01/2016 to 12/31/2016........    11.590309        11.844462              0
MetLife Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     3.823126         3.929468         43,591
 01/01/2008 to 12/31/2008........     3.929468         2.413922         43,338
 01/01/2009 to 12/31/2009........     2.413922         2.976458         39,073
 01/01/2010 to 12/31/2010........     2.976458         3.336986         33,723
 01/01/2011 to 12/31/2011........     3.336986         3.321218              0
 01/01/2012 to 12/31/2012........     3.321218         3.753575              0
 01/01/2013 to 12/31/2013........     3.753575         4.840718              0
 01/01/2014 to 12/31/2014........     4.840718         5.361027              0
 01/01/2015 to 12/31/2015........     5.361027         5.297561              0
 01/01/2016 to 12/31/2016........     5.297561         5.777954              0
MFS(Reg. TM) Research International Sub-Account
 01/01/2007 to 12/31/2007........     1.556576         1.726620         73,181
 01/01/2008 to 12/31/2008........     1.726620         0.974372         67,621
 01/01/2009 to 12/31/2009........     0.974372         1.255301         64,862
 01/01/2010 to 12/31/2010........     1.255301         1.369425         63,403
 01/01/2011 to 12/31/2011........     1.369425         1.197332              0
 01/01/2012 to 12/31/2012........     1.197332         1.368198              0
 01/01/2013 to 12/31/2013........     1.368198         1.597777              0
 01/01/2014 to 12/31/2014........     1.597777         1.455836              0
 01/01/2015 to 12/31/2015........     1.455836         1.400290              0
 01/01/2016 to 12/31/2016........     1.400290         1.359186              0
MFS(Reg. TM) Total Return Sub-Account
 01/01/2007 to 12/31/2007........     3.899728         3.975475         37,805
 01/01/2008 to 12/31/2008........     3.975475         3.022671         40,497
 01/01/2009 to 12/31/2009........     3.022671         3.501626         37,238
 01/01/2010 to 12/31/2010........     3.501626         3.764852         27,251
 01/01/2011 to 12/31/2011........     3.764852         3.766379         21,579
 01/01/2012 to 12/31/2012........     3.766379         4.104738         20,801
 01/01/2013 to 12/31/2013........     4.104738         4.771071         20,006
 01/01/2014 to 12/31/2014........     4.771071         5.062672         19,156
 01/01/2015 to 12/31/2015........     5.062672         4.937651         18,338
 01/01/2016 to 12/31/2016........     4.937651         5.266480         17,488
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.394043         1.309961         25,913
 01/01/2008 to 12/31/2008........     1.309961         0.850348              0
 01/01/2009 to 12/31/2009........     0.850348         1.004080              0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   1.004080           1.093143              0
 01/01/2011 to 12/31/2011........   1.093143           1.077312              0
 01/01/2012 to 12/31/2012........   1.077312           1.226944              0
 01/01/2013 to 12/31/2013........   1.226944           1.626609              0
 01/01/2014 to 12/31/2014........   1.626609           1.761039              0
 01/01/2015 to 12/31/2015........   1.761039           1.718156              0
 01/01/2016 to 12/31/2016........   1.718156           1.919605              0
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........   2.828517           2.878524              0
 01/01/2008 to 12/31/2008........   2.878524           1.716405              0
 01/01/2009 to 12/31/2009........   1.716405           2.041860              0
 01/01/2010 to 12/31/2010........   2.041860           2.284929              0
 01/01/2011 to 12/31/2011........   2.284929           2.094679              0
 01/01/2012 to 12/31/2012........   2.094679           2.368227              0
 01/01/2013 to 04/26/2013........   2.368227           2.601519              0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.997699           6.568341              0
 01/01/2009 to 12/31/2009........   6.568341           8.032366              0
 01/01/2010 to 12/31/2010........   8.032366           8.732570              0
 01/01/2011 to 12/31/2011........   8.732570           8.504691              0
 01/01/2012 to 12/31/2012........   8.504691           9.485882              0
 01/01/2013 to 04/26/2013........   9.485882          10.367847              0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.404977           1.321576         74,895
 01/01/2008 to 12/31/2008........   1.321576           0.859080         71,239
 01/01/2009 to 12/31/2009........   0.859080           1.015113         82,941
 01/01/2010 to 12/31/2010........   1.015113           1.105892         61,398
 01/01/2011 to 12/31/2011........   1.105892           1.091684         22,702
 01/01/2012 to 12/31/2012........   1.091684           1.244114         21,033
 01/01/2013 to 12/31/2013........   1.244114           1.652393         19,623
 01/01/2014 to 12/31/2014........   1.652393           1.790023         23,394
 01/01/2015 to 12/31/2015........   1.790023           1.748082         22,615
 01/01/2016 to 12/31/2016........   1.748082           1.954846         21,190
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2007 to 12/31/2007........   2.859648           2.913065         37,570
 01/01/2008 to 12/31/2008........   2.913065           1.738965         16,835
 01/01/2009 to 12/31/2009........   1.738965           2.071632         15,526
 01/01/2010 to 12/31/2010........   2.071632           2.320662         15,394
 01/01/2011 to 12/31/2011........   2.320662           2.129410            382
 01/01/2012 to 12/31/2012........   2.129410           2.409958              0
 01/01/2013 to 04/26/2013........   2.409958           2.648301              0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.173954           1.357137         32,382
 01/01/2011 to 12/31/2011........   1.357137           1.236994              0
 01/01/2012 to 12/31/2012........   1.236994           1.323572              0
 01/01/2013 to 12/31/2013........   1.323572           1.801860              0
 01/01/2014 to 12/31/2014........   1.801860           1.782305              0
 01/01/2015 to 12/31/2015........   1.782305           1.657598              0
 01/01/2016 to 12/31/2016........   1.657598           1.485824              0
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2007 to 12/31/2007........   1.782084           1.886370         46,006
 01/01/2008 to 12/31/2008........   1.886370           0.823161         51,562
 01/01/2009 to 12/31/2009........   0.823161           1.076342         44,199

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 04/30/2010........     1.076342         1.162258               0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........     1.447271         1.566112           2,363
 01/01/2008 to 12/31/2008........     1.566112         0.886334           2,707
 01/01/2009 to 12/31/2009........     0.886334         1.113429           1,773
 01/01/2010 to 12/31/2010........     1.113429         1.176583             688
 01/01/2011 to 12/31/2011........     1.176583         1.006429             754
 01/01/2012 to 12/31/2012........     1.006429         1.163025               0
 01/01/2013 to 12/31/2013........     1.163025         1.383954               0
 01/01/2014 to 12/31/2014........     1.383954         1.270249               0
 01/01/2015 to 12/31/2015........     1.270249         1.227928               0
 01/01/2016 to 12/31/2016........     1.227928         1.214435               0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2007 to 12/31/2007........     2.038059         1.921805               0
 01/01/2008 to 12/31/2008........     1.921805         1.156208               0
 01/01/2009 to 12/31/2009........     1.156208         1.277480               0
 01/01/2010 to 12/31/2010........     1.277480         1.517925               0
 01/01/2011 to 12/31/2011........     1.517925         1.568300               0
 01/01/2012 to 12/31/2012........     1.568300         1.685308               0
 01/01/2013 to 12/31/2013........     1.685308         2.280534               0
 01/01/2014 to 12/31/2014........     2.280534         2.226426               0
 01/01/2015 to 12/31/2015........     2.226426         2.188441               0
 01/01/2016 to 12/31/2016........     2.188441         2.537153               0
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........     1.576153         1.501393          26,162
 01/01/2008 to 12/31/2008........     1.501393         0.907023          24,463
 01/01/2009 to 12/31/2009........     0.907023         1.214682          21,968
 01/01/2010 to 12/31/2010........     1.214682         1.461358          19,855
 01/01/2011 to 12/31/2011........     1.461358         1.355542               0
 01/01/2012 to 12/31/2012........     1.355542         1.397378               0
 01/01/2013 to 04/26/2013........     1.397378         1.511775               0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2007 to 12/31/2007........     2.047510         1.933010         168,103
 01/01/2008 to 12/31/2008........     1.933010         1.163980         146,711
 01/01/2009 to 12/31/2009........     1.163980         1.287058         111,238
 01/01/2010 to 12/31/2010........     1.287058         1.530699         108,449
 01/01/2011 to 12/31/2011........     1.530699         1.582274          19,561
 01/01/2012 to 12/31/2012........     1.582274         1.702625          19,624
 01/01/2013 to 12/31/2013........     1.702625         2.307037          18,984
 01/01/2014 to 12/31/2014........     2.307037         2.254779          17,479
 01/01/2015 to 12/31/2015........     2.254779         2.217372          17,314
 01/01/2016 to 12/31/2016........     2.217372         2.573858          16,886
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    18.021021        18.749381             458
 01/01/2008 to 12/31/2008........    18.749381        10.912478             326
 01/01/2009 to 12/31/2009........    10.912478        14.938759             192
 01/01/2010 to 12/31/2010........    14.938759        16.958421             190
 01/01/2011 to 12/31/2011........    16.958421        15.210751               0
 01/01/2012 to 12/31/2012........    15.210751        18.046786               0
 01/01/2013 to 12/31/2013........    18.046786        22.463321               0
 01/01/2014 to 12/31/2014........    22.463321        22.467705               0
 01/01/2015 to 12/31/2015........    22.467705        22.866625               0
 01/01/2016 to 12/31/2016........    22.866625        22.443132               0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997699         6.537640               0
 01/01/2009 to 12/31/2009........     6.537640         8.490101               0
 01/01/2010 to 12/31/2010........     8.490101         8.950489               0
 01/01/2011 to 12/31/2011........     8.950489         8.160302               0
 01/01/2012 to 12/31/2012........     8.160302         9.764817               0
 01/01/2013 to 04/26/2013........     9.764817        10.357941               0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999712         1.030595               0
 01/01/2015 to 12/31/2015........     1.030595         0.953901               0
 01/01/2016 to 12/31/2016........     0.953901         1.037981               0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2007 to 12/31/2007........    10.821637        11.739693             936
 01/01/2008 to 12/31/2008........    11.739693        10.703125           2,255
 01/01/2009 to 12/31/2009........    10.703125        12.372425             936
 01/01/2010 to 12/31/2010........    12.372425        13.055645             936
 01/01/2011 to 12/31/2011........    13.055645        14.209474             936
 01/01/2012 to 12/31/2012........    14.209474        15.183152             936
 01/01/2013 to 12/31/2013........    15.183152        13.488580               0
 01/01/2014 to 12/31/2014........    13.488580        13.590400               0
 01/01/2015 to 12/31/2015........    13.590400        12.894055               0
 01/01/2016 to 12/31/2016........    12.894055        13.255384               0
PIMCO Total Return Sub-Account
 01/01/2007 to 12/31/2007........     1.205954         1.270082         225,060
 01/01/2008 to 12/31/2008........     1.270082         1.248717         133,568
 01/01/2009 to 12/31/2009........     1.248717         1.443227         124,556
 01/01/2010 to 12/31/2010........     1.443227         1.528711         106,647
 01/01/2011 to 12/31/2011........     1.528711         1.544478          32,175
 01/01/2012 to 12/31/2012........     1.544478         1.652416          31,009
 01/01/2013 to 12/31/2013........     1.652416         1.587083          32,657
 01/01/2014 to 12/31/2014........     1.587083         1.619248          36,799
 01/01/2015 to 12/31/2015........     1.619248         1.585677          36,090
 01/01/2016 to 12/31/2016........     1.585677         1.593248          34,296
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.696835        10.811321               0
 01/01/2013 to 12/31/2013........    10.811321        10.108168               0
 01/01/2014 to 12/31/2014........    10.108168        10.646086               0
 01/01/2015 to 12/31/2015........    10.646086        10.469679               0
 01/01/2016 to 12/31/2016........    10.469679        10.387162               0
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.214143        10.700558               0
 01/01/2014 to 12/31/2014........    10.700558        11.383616               0
 01/01/2015 to 12/31/2015........    11.383616        11.007543               0
 01/01/2016 to 12/31/2016........    11.007543        11.270951               0
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........     1.737491         1.672185          27,875
 01/01/2008 to 12/31/2008........     1.672185         1.085996          24,937
 01/01/2009 to 12/31/2009........     1.085996         1.336307          22,968
 01/01/2010 to 12/31/2010........     1.336307         1.656353          20,000
 01/01/2011 to 12/31/2011........     1.656353         1.552459               0
 01/01/2012 to 12/31/2012........     1.552459         1.764032               0
 01/01/2013 to 12/31/2013........     1.764032         2.386949               0
 01/01/2014 to 12/31/2014........     2.386949         2.449101               0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     2.449101         2.290479              0
 01/01/2016 to 12/31/2016........     2.290479         2.713052              0
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010629         1.063021              0
 01/01/2013 to 12/31/2013........     1.063021         1.146180              0
 01/01/2014 to 12/31/2014........     1.146180         1.209223              0
 01/01/2015 to 12/31/2015........     1.209223         1.173684              0
 01/01/2016 to 12/31/2016........     1.173684         1.214266              0
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.064010        11.417720              0
 01/01/2008 to 12/31/2008........    11.417720         8.378044              0
 01/01/2009 to 12/31/2009........     8.378044        10.245674              0
 01/01/2010 to 12/31/2010........    10.245674        11.260787              0
 01/01/2011 to 12/31/2011........    11.260787        11.144271              0
 01/01/2012 to 12/31/2012........    11.144271        12.313150              0
 01/01/2013 to 12/31/2013........    12.313150        13.616481              0
 01/01/2014 to 12/31/2014........    13.616481        14.108439              0
 01/01/2015 to 12/31/2015........    14.108439        13.544002              0
 01/01/2016 to 12/31/2016........    13.544002        14.029684              0
SSGA Growth ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.316605        11.702758              0
 01/01/2008 to 12/31/2008........    11.702758         7.680966              0
 01/01/2009 to 12/31/2009........     7.680966         9.709994              0
 01/01/2010 to 12/31/2010........     9.709994        10.854137              0
 01/01/2011 to 12/31/2011........    10.854137        10.402723              0
 01/01/2012 to 12/31/2012........    10.402723        11.716593              0
 01/01/2013 to 12/31/2013........    11.716593        13.546625              0
 01/01/2014 to 12/31/2014........    13.546625        13.978632              0
 01/01/2015 to 12/31/2015........    13.978632        13.371768              0
 01/01/2016 to 12/31/2016........    13.371768        13.994711              0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.334129         1.425799         36,538
 01/01/2008 to 12/31/2008........     1.425799         0.809677         34,205
 01/01/2009 to 12/31/2009........     0.809677         1.134074         46,596
 01/01/2010 to 12/31/2010........     1.134074         1.296464         44,931
 01/01/2011 to 12/31/2011........     1.296464         1.252625         32,451
 01/01/2012 to 12/31/2012........     1.252625         1.455504         29,807
 01/01/2013 to 12/31/2013........     1.455504         1.977825         19,205
 01/01/2014 to 12/31/2014........     1.977825         2.107657         18,388
 01/01/2015 to 12/31/2015........     2.107657         2.280824         17,603
 01/01/2016 to 12/31/2016........     2.280824         2.267638         16,788
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     0.473732         0.610061         87,536
 01/01/2008 to 12/31/2008........     0.610061         0.331805         88,391
 01/01/2009 to 12/31/2009........     0.331805         0.516529         97,042
 01/01/2010 to 12/31/2010........     0.516529         0.645863         85,117
 01/01/2011 to 12/31/2011........     0.645863         0.569883         51,013
 01/01/2012 to 12/31/2012........     0.569883         0.625597         47,898
 01/01/2013 to 04/26/2013........     0.625597         0.652746              0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     0.808121         0.930798         75,438
 01/01/2008 to 12/31/2008........     0.930798         0.549112         76,879
 01/01/2009 to 12/31/2009........     0.549112         0.782207         65,809

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   0.782207         0.978008           63,697
 01/01/2011 to 12/31/2011........   0.978008         0.941943                0
 01/01/2012 to 12/31/2012........   0.941943         1.048462                0
 01/01/2013 to 12/31/2013........   1.048462         1.402233                0
 01/01/2014 to 12/31/2014........   1.402233         1.548502                0
 01/01/2015 to 12/31/2015........   1.548502         1.617514                0
 01/01/2016 to 12/31/2016........   1.617514         1.682352                0
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........   1.374807         1.474404              683
 01/01/2008 to 12/31/2008........   1.474404         0.919343              994
 01/01/2009 to 12/31/2009........   0.919343         1.248045                0
 01/01/2010 to 12/31/2010........   1.248045         1.645757                0
 01/01/2011 to 12/31/2011........   1.645757         1.634946                0
 01/01/2012 to 12/31/2012........   1.634946         1.855469                0
 01/01/2013 to 12/31/2013........   1.855469         2.619500                0
 01/01/2014 to 12/31/2014........   2.619500         2.735547                0
 01/01/2015 to 12/31/2015........   2.735547         2.744693                0
 01/01/2016 to 12/31/2016........   2.744693         2.996271                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.899102         1.928299           10,697
 01/01/2008 to 12/31/2008........   1.928299         1.600684           10,697
 01/01/2009 to 12/31/2009........   1.600684         2.067340           10,697
 01/01/2010 to 12/31/2010........   2.067340         2.276536           10,697
 01/01/2011 to 12/31/2011........   2.276536         2.359437           10,697
 01/01/2012 to 12/31/2012........   2.359437         2.571054           10,697
 01/01/2013 to 12/31/2013........   2.571054         2.538441                0
 01/01/2014 to 12/31/2014........   2.538441         2.617162                0
 01/01/2015 to 12/31/2015........   2.617162         2.511498                0
 01/01/2016 to 12/31/2016........   2.511498         2.663487                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2007 to 12/31/2007........   1.684038         1.756858           64,499
 01/01/2008 to 12/31/2008........   1.756858         1.400219           36,130
 01/01/2009 to 12/31/2009........   1.400219         1.875340           29,501
 01/01/2010 to 12/31/2010........   1.875340         2.074483           26,921
 01/01/2011 to 12/31/2011........   2.074483         2.122058              230
 01/01/2012 to 12/31/2012........   2.122058         2.346747               47
 01/01/2013 to 12/31/2013........   2.346747         2.481338               46
 01/01/2014 to 12/31/2014........   2.481338         2.547109                0
 01/01/2015 to 12/31/2015........   2.547109         2.439938                0
 01/01/2016 to 04/29/2016........   2.439938         2.508318                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.918608         1.951573           93,802
 01/01/2008 to 12/31/2008........   1.951573         1.622088           51,189
 01/01/2009 to 12/31/2009........   1.622088         2.096308           48,127
 01/01/2010 to 12/31/2010........   2.096308         2.311888           36,460
 01/01/2011 to 12/31/2011........   2.311888         2.398123           13,484
 01/01/2012 to 12/31/2012........   2.398123         2.613304           12,699
 01/01/2013 to 12/31/2013........   2.613304         2.582923           12,216
 01/01/2014 to 12/31/2014........   2.582923         2.665797           11,541
 01/01/2015 to 12/31/2015........   2.665797         2.560915           11,048
 01/01/2016 to 12/31/2016........   2.560915         2.720234           10,537
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.485632         1.513266                0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........   1.513266         1.473849                0
 01/01/2009 to 12/31/2009........   1.473849         1.502111                0
 01/01/2010 to 12/31/2010........   1.502111         1.551688                0
 01/01/2011 to 12/31/2011........   1.551688         1.599542                0
 01/01/2012 to 12/31/2012........   1.599542         1.613859                0
 01/01/2013 to 12/31/2013........   1.613859         1.566014                0
 01/01/2014 to 12/31/2014........   1.566014         1.572576                0
 01/01/2015 to 12/31/2015........   1.572576         1.544623                0
 01/01/2016 to 12/31/2016........   1.544623         1.527971                0
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.501410         1.530793           85,598
 01/01/2008 to 12/31/2008........   1.530793         1.492480           42,327
 01/01/2009 to 12/31/2009........   1.492480         1.522640           36,019
 01/01/2010 to 12/31/2010........   1.522640         1.575555           35,135
 01/01/2011 to 12/31/2011........   1.575555         1.624396           15,982
 01/01/2012 to 12/31/2012........   1.624396         1.640521           15,066
 01/01/2013 to 12/31/2013........   1.640521         1.594388           17,610
 01/01/2014 to 12/31/2014........   1.594388         1.601283           24,895
 01/01/2015 to 12/31/2015........   1.601283         1.574246           25,442
 01/01/2016 to 12/31/2016........   1.574246         1.560005           24,436





                                             AMERICAN FORERUNNER - 2.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2007 to 12/31/2007........    14.196090        14.326112          1,426
 01/01/2008 to 12/31/2008........    14.326112        12.684368          1,426
 01/01/2009 to 12/31/2009........    12.684368        13.951652          1,426
 01/01/2010 to 12/31/2010........    13.951652        14.505902          1,426
 01/01/2011 to 12/31/2011........    14.505902        15.034773          1,426
 01/01/2012 to 12/31/2012........    15.034773        15.472811          1,426
 01/01/2013 to 12/31/2013........    15.472811        14.787212              0
 01/01/2014 to 12/31/2014........    14.787212        15.206131              0
 01/01/2015 to 12/31/2015........    15.206131        14.893667              0
 01/01/2016 to 12/31/2016........    14.893667        14.976072              0
American Funds Global Small Capitalization Sub-Account
 01/01/2007 to 12/31/2007........     2.718140         3.223532         15,094
 01/01/2008 to 12/31/2008........     3.223532         1.463267         12,567
 01/01/2009 to 12/31/2009........     1.463267         2.305407          9,462
 01/01/2010 to 12/31/2010........     2.305407         2.756661         14,298
 01/01/2011 to 12/31/2011........     2.756661         2.177205          2,474
 01/01/2012 to 12/31/2012........     2.177205         2.512923          1,230
 01/01/2013 to 12/31/2013........     2.512923         3.148719          1,243
 01/01/2014 to 12/31/2014........     3.148719         3.140858              0
 01/01/2015 to 12/31/2015........     3.140858         3.076038              0
 01/01/2016 to 12/31/2016........     3.076038         3.067640              0
American Funds Growth Sub-Account
 01/01/2007 to 12/31/2007........    12.824880        14.072101         11,999
 01/01/2008 to 12/31/2008........    14.072101         7.700423          7,698
 01/01/2009 to 12/31/2009........     7.700423        10.485988          8,048
 01/01/2010 to 12/31/2010........    10.485988        12.156048          4,075

                                             AMERICAN FORERUNNER - 2.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........    12.156048        11.366405            529
 01/01/2012 to 12/31/2012........    11.366405        13.087229            249
 01/01/2013 to 12/31/2013........    13.087229        16.631476            258
 01/01/2014 to 12/31/2014........    16.631476        17.627488              0
 01/01/2015 to 12/31/2015........    17.627488        18.398887              0
 01/01/2016 to 12/31/2016........    18.398887        19.676721              0
American Funds Growth-Income Sub-Account
 01/01/2007 to 12/31/2007........     9.322824         9.564284         45,418
 01/01/2008 to 12/31/2008........     9.564284         5.805636         37,179
 01/01/2009 to 12/31/2009........     5.805636         7.442416         30,960
 01/01/2010 to 12/31/2010........     7.442416         8.100356         25,149
 01/01/2011 to 12/31/2011........     8.100356         7.767787          6,105
 01/01/2012 to 12/31/2012........     7.767787         8.912778          3,106
 01/01/2013 to 12/31/2013........     8.912778        11.622353          3,106
 01/01/2014 to 12/31/2014........    11.622353        12.559699          3,067
 01/01/2015 to 12/31/2015........    12.559699        12.446421          2,913
 01/01/2016 to 12/31/2016........    12.446421        13.558051          2,759





                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.152523        10.453468              0
 01/01/2013 to 12/31/2013........    10.453468        11.382887              0
 01/01/2014 to 12/31/2014........    11.382887        11.971383              0
 01/01/2015 to 12/31/2015........    11.971383        11.796393              0
 01/01/2016 to 12/31/2016........    11.796393        11.972630              0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996761         1.035750              0
 01/01/2015 to 12/31/2015........     1.035750         1.004751              0
 01/01/2016 to 12/31/2016........     1.004751         1.004001              0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.007753         6.980314              0
 01/01/2009 to 12/31/2009........     6.980314         8.844211          9,029
 01/01/2010 to 12/31/2010........     8.844211         9.718562          8,403
 01/01/2011 to 12/31/2011........     9.718562         9.319201          8,689
 01/01/2012 to 12/31/2012........     9.319201        10.364233              0
 01/01/2013 to 12/31/2013........    10.364233        12.035729            915
 01/01/2014 to 12/31/2014........    12.035729        12.504793             30
 01/01/2015 to 12/31/2015........    12.504793        12.164596             28
 01/01/2016 to 12/31/2016........    12.164596        12.848534             27
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.997754         6.331349          9,779
 01/01/2009 to 12/31/2009........     6.331349         8.314334              0
 01/01/2010 to 12/31/2010........     8.314334         9.244030              0
 01/01/2011 to 12/31/2011........     9.244030         8.628175              0
 01/01/2012 to 12/31/2012........     8.628175         9.817988              0
 01/01/2013 to 12/31/2013........     9.817988        12.033942              0
 01/01/2014 to 12/31/2014........    12.033942        12.542849              0
 01/01/2015 to 12/31/2015........    12.542849        12.195441              0
 01/01/2016 to 12/31/2016........    12.195441        13.018383              0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.017752         7.651043              0
 01/01/2009 to 12/31/2009........     7.651043         9.249565              0
 01/01/2010 to 12/31/2010........     9.249565         9.959711              0
 01/01/2011 to 12/31/2011........     9.959711         9.776712            322
 01/01/2012 to 12/31/2012........     9.776712        10.615421              0
 01/01/2013 to 12/31/2013........    10.615421        11.806193              0
 01/01/2014 to 12/31/2014........    11.806193        12.271564              0
 01/01/2015 to 12/31/2015........    12.271564        11.935256              0
 01/01/2016 to 12/31/2016........    11.935256        12.513136              0
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.078638        11.433469              0
 01/01/2013 to 12/31/2013........    11.433469        10.821573              0
 01/01/2014 to 12/31/2014........    10.821573        11.025808              0
 01/01/2015 to 12/31/2015........    11.025808         9.767904              0
 01/01/2016 to 12/31/2016........     9.767904        10.427270              0
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.620669         1.747469         12,906
 01/01/2008 to 12/31/2008........     1.747469         0.954519         17,115
 01/01/2009 to 12/31/2009........     0.954519         1.139815          3,226
 01/01/2010 to 12/31/2010........     1.139815         1.193319              0
 01/01/2011 to 12/31/2011........     1.193319         0.933762              0
 01/01/2012 to 12/31/2012........     0.933762         1.091881            770
 01/01/2013 to 12/31/2013........     1.091881         1.231663              0
 01/01/2014 to 12/31/2014........     1.231663         1.166325              0
 01/01/2015 to 12/31/2015........     1.166325         1.117858              0
 01/01/2016 to 12/31/2016........     1.117858         1.150491              0
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.643667         1.774450         31,114
 01/01/2008 to 12/31/2008........     1.774450         0.969958         13,778
 01/01/2009 to 12/31/2009........     0.969958         1.158981         15,430
 01/01/2010 to 12/31/2010........     1.158981         1.215389         10,664
 01/01/2011 to 12/31/2011........     1.215389         0.952847         10,964
 01/01/2012 to 12/31/2012........     0.952847         1.114452          8,650
 01/01/2013 to 12/31/2013........     1.114452         1.258859              0
 01/01/2014 to 12/31/2014........     1.258859         1.193936              0
 01/01/2015 to 12/31/2015........     1.193936         1.144592              0
 01/01/2016 to 12/31/2016........     1.144592         1.180142              0
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.245910         1.301794         76,370
 01/01/2008 to 12/31/2008........     1.301794         1.347122         45,552
 01/01/2009 to 12/31/2009........     1.347122         1.385512         41,696
 01/01/2010 to 12/31/2010........     1.385512         1.434682         31,047
 01/01/2011 to 12/31/2011........     1.434682         1.508023         86,350
 01/01/2012 to 12/31/2012........     1.508023         1.530813         31,775
 01/01/2013 to 12/31/2013........     1.530813         1.461781          3,549
 01/01/2014 to 12/31/2014........     1.461781         1.510576              0
 01/01/2015 to 12/31/2015........     1.510576         1.481248              0
 01/01/2016 to 12/31/2016........     1.481248         1.482250              0
BlackRock Bond Income Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.986831         4.140711         35,431
 01/01/2008 to 12/31/2008........     4.140711         3.907795         26,525
 01/01/2009 to 12/31/2009........     3.907795         4.180102         13,726

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     4.180102         4.425750         12,901
 01/01/2011 to 12/31/2011........     4.425750         4.609552          9,398
 01/01/2012 to 12/31/2012........     4.609552         4.844345          2,015
 01/01/2013 to 12/31/2013........     4.844345         4.698217              0
 01/01/2014 to 12/31/2014........     4.698217         4.916339              0
 01/01/2015 to 12/31/2015........     4.916339         4.832990              0
 01/01/2016 to 12/31/2016........     4.832990         4.870602              0
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.532500         2.938120         18,007
 01/01/2008 to 12/31/2008........     2.938120         1.822176         16,989
 01/01/2009 to 12/31/2009........     1.822176         2.436896         16,739
 01/01/2010 to 12/31/2010........     2.436896         2.852305         13,337
 01/01/2011 to 12/31/2011........     2.852305         2.538687         12,965
 01/01/2012 to 12/31/2012........     2.538687         2.836895         13,340
 01/01/2013 to 12/31/2013........     2.836895         3.721630          8,350
 01/01/2014 to 12/31/2014........     3.721630         3.960984          1,667
 01/01/2015 to 12/31/2015........     3.960984         4.113871          1,667
 01/01/2016 to 12/31/2016........     4.113871         4.024417              0
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2007 to 12/31/2007........    16.166506        16.426223            507
 01/01/2008 to 12/31/2008........    16.426223         8.858334            712
 01/01/2009 to 05/01/2009........     8.858334         9.224496              0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.556640         2.968904         13,141
 01/01/2008 to 12/31/2008........     2.968904         1.843094         11,701
 01/01/2009 to 12/31/2009........     1.843094         2.467018         12,810
 01/01/2010 to 12/31/2010........     2.467018         2.891286          9,308
 01/01/2011 to 12/31/2011........     2.891286         2.575981          1,823
 01/01/2012 to 12/31/2012........     2.575981         2.881150          1,826
 01/01/2013 to 12/31/2013........     2.881150         3.783703              0
 01/01/2014 to 12/31/2014........     3.783703         4.031066              0
 01/01/2015 to 12/31/2015........     4.031066         4.190426              0
 01/01/2016 to 12/31/2016........     4.190426         4.103039              0
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.909069        10.185425              0
 01/01/2013 to 12/31/2013........    10.185425        11.007432              0
 01/01/2014 to 12/31/2014........    11.007432        11.422048              0
 01/01/2015 to 12/31/2015........    11.422048        11.178090              0
 01/01/2016 to 12/31/2016........    11.178090        11.436581              0
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.399224         1.413570          2,560
 01/01/2008 to 12/31/2008........     1.413570         0.898593         12,553
 01/01/2009 to 12/31/2009........     0.898593         0.977673         10,317
 01/01/2010 to 12/31/2010........     0.977673         1.043337         10,742
 01/01/2011 to 12/31/2011........     1.043337         1.043162          8,248
 01/01/2012 to 12/31/2012........     1.043162         1.164642          8,234
 01/01/2013 to 12/31/2013........     1.164642         1.503240          7,730
 01/01/2014 to 12/31/2014........     1.503240         1.615618          5,907
 01/01/2015 to 12/31/2015........     1.615618         1.485038          5,992
 01/01/2016 to 12/31/2016........     1.485038         1.718196          3,007
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.405303         1.421677         24,010

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     1.421677         0.904731          13,227
 01/01/2009 to 12/31/2009........     0.904731         0.985438          16,125
 01/01/2010 to 12/31/2010........     0.985438         1.052370           4,891
 01/01/2011 to 12/31/2011........     1.052370         1.052993           4,557
 01/01/2012 to 12/31/2012........     1.052993         1.177356           2,262
 01/01/2013 to 12/31/2013........     1.177356         1.521272               0
 01/01/2014 to 12/31/2014........     1.521272         1.636313               0
 01/01/2015 to 12/31/2015........     1.636313         1.505845               0
 01/01/2016 to 12/31/2016........     1.505845         1.742907               0
BlackRock Ultra-Short Term Bond Sub-Account (Class B) (previously BlackRock Money
Market Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     1.962730         2.015259           5,223
 01/01/2008 to 12/31/2008........     2.015259         2.025571          65,239
 01/01/2009 to 12/31/2009........     2.025571         1.989494          20,665
 01/01/2010 to 12/31/2010........     1.989494         1.949122          19,645
 01/01/2011 to 12/31/2011........     1.949122         1.909677           7,078
 01/01/2012 to 12/31/2012........     1.909677         1.870715          15,691
 01/01/2013 to 12/31/2013........     1.870715         1.832754               0
 01/01/2014 to 12/31/2014........     1.832754         1.795564               0
 01/01/2015 to 12/31/2015........     1.795564         1.759127               0
 01/01/2016 to 12/31/2016........     1.759127         1.725364               0
Clarion Global Real Estate Sub-Account
 01/01/2007 to 12/31/2007........    19.117954        15.917430           4,945
 01/01/2008 to 12/31/2008........    15.917430         9.094890           4,552
 01/01/2009 to 12/31/2009........     9.094890        12.005300           2,224
 01/01/2010 to 12/31/2010........    12.005300        13.656337           2,685
 01/01/2011 to 12/31/2011........    13.656337        12.632295           2,545
 01/01/2012 to 12/31/2012........    12.632295        15.590890           1,928
 01/01/2013 to 12/31/2013........    15.590890        15.816081           1,548
 01/01/2014 to 12/31/2014........    15.816081        17.550999           1,112
 01/01/2015 to 12/31/2015........    17.550999        16.953837           1,109
 01/01/2016 to 12/31/2016........    16.953837        16.755054             622
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.757170         0.758537         108,705
 01/01/2008 to 12/31/2008........     0.758537         0.452895               0
 01/01/2009 to 12/31/2009........     0.452895         0.589957           7,484
 01/01/2010 to 12/31/2010........     0.589957         0.715482          14,368
 01/01/2011 to 12/31/2011........     0.715482         0.723757          14,364
 01/01/2012 to 12/31/2012........     0.723757         0.840216          14,359
 01/01/2013 to 12/31/2013........     0.840216         1.198558          25,070
 01/01/2014 to 12/31/2014........     1.198558         1.396088          16,068
 01/01/2015 to 12/31/2015........     1.396088         1.312545          16,269
 01/01/2016 to 12/31/2016........     1.312545         1.320380           9,582
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   123.860928       151.284020             489
 01/01/2008 to 12/31/2008........   151.284020        85.961854             575
 01/01/2009 to 12/31/2009........    85.961854       120.309015             205
 01/01/2010 to 12/31/2010........   120.309015       128.945415             137
 01/01/2011 to 12/31/2011........   128.945415       116.801881             375
 01/01/2012 to 12/31/2012........   116.801881       140.182768             107
 01/01/2013 to 12/31/2013........   140.182768       176.873069              40
 01/01/2014 to 04/25/2014........   176.873069       183.802482               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     9.540862         8.794130               0
 01/01/2008 to 12/31/2008........     8.794130         3.909748             979
 01/01/2009 to 12/31/2009........     3.909748         5.284810             937
 01/01/2010 to 12/31/2010........     5.284810         5.557401           1,006
 01/01/2011 to 04/29/2011........     5.557401         5.896731               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.596007         0.538312               0
 01/01/2012 to 12/31/2012........     0.538312         0.625243               0
 01/01/2013 to 12/31/2013........     0.625243         0.893419               0
 01/01/2014 to 12/31/2014........     0.893419         1.041115               0
 01/01/2015 to 12/31/2015........     1.041115         0.979322               0
 01/01/2016 to 12/31/2016........     0.979322         0.986665               0
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     0.962323         0.887901               0
 01/01/2008 to 12/31/2008........     0.887901         0.395087         161,005
 01/01/2009 to 12/31/2009........     0.395087         0.534008               0
 01/01/2010 to 12/31/2010........     0.534008         0.561759               0
 01/01/2011 to 04/29/2011........     0.561759         0.596108               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    37.685749        44.387759              46
 01/01/2008 to 12/31/2008........    44.387759        23.550536              43
 01/01/2009 to 12/31/2009........    23.550536        34.392469             308
 01/01/2010 to 12/31/2010........    34.392469        38.747323              45
 01/01/2011 to 12/31/2011........    38.747323        36.730835              44
 01/01/2012 to 12/31/2012........    36.730835        39.829026              45
 01/01/2013 to 12/31/2013........    39.829026        51.677326              46
 01/01/2014 to 12/31/2014........    51.677326        56.135040              41
 01/01/2015 to 12/31/2015........    56.135040        56.428132              38
 01/01/2016 to 12/31/2016........    56.428132        58.134464               0
Harris Oakmark International Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.932832         1.872216          61,185
 01/01/2008 to 12/31/2008........     1.872216         1.084224          34,530
 01/01/2009 to 12/31/2009........     1.084224         1.647106          42,253
 01/01/2010 to 12/31/2010........     1.647106         1.878678          37,366
 01/01/2011 to 12/31/2011........     1.878678         1.578220          55,051
 01/01/2012 to 12/31/2012........     1.578220         1.998300          24,168
 01/01/2013 to 12/31/2013........     1.998300         2.554686          21,640
 01/01/2014 to 12/31/2014........     2.554686         2.357926           5,718
 01/01/2015 to 12/31/2015........     2.357926         2.205609           5,766
 01/01/2016 to 12/31/2016........     2.205609         2.337563           2,285
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010605         1.043317               0
 01/01/2013 to 12/31/2013........     1.043317         1.041170               0
 01/01/2014 to 12/31/2014........     1.041170         1.076969               0
 01/01/2015 to 12/31/2015........     1.076969         1.010745               0
 01/01/2016 to 12/31/2016........     1.010745         1.106261               0
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     2.320031         2.374605           8,114
 01/01/2013 to 12/31/2013........     2.374605         3.031467               0
 01/01/2014 to 12/31/2014........     3.031467         3.256355               0
 01/01/2015 to 12/31/2015........     3.256355         2.903736               0
 01/01/2016 to 12/31/2016........     2.903736         3.285881               0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2007 to 12/31/2007........   2.485470         2.512446           37,943
 01/01/2008 to 12/31/2008........   2.512446         1.292715           35,455
 01/01/2009 to 12/31/2009........   1.292715         1.871125            7,707
 01/01/2010 to 12/31/2010........   1.871125         2.310726           14,338
 01/01/2011 to 12/31/2011........   2.310726         2.112827           12,015
 01/01/2012 to 04/27/2012........   2.112827         2.331533                0
Invesco Small Cap Growth Sub-account
 01/01/2007 to 12/31/2007........   1.414967         1.539561           27,495
 01/01/2008 to 12/31/2008........   1.539561         0.924091            4,559
 01/01/2009 to 12/31/2009........   0.924091         1.211524            5,592
 01/01/2010 to 12/31/2010........   1.211524         1.497741            5,554
 01/01/2011 to 12/31/2011........   1.497741         1.451544            5,522
 01/01/2012 to 12/31/2012........   1.451544         1.681176            6,907
 01/01/2013 to 12/31/2013........   1.681176         2.308811            2,394
 01/01/2014 to 12/31/2014........   2.308811         2.440901            2,379
 01/01/2015 to 12/31/2015........   2.440901         2.350480            2,364
 01/01/2016 to 12/31/2016........   2.350480         2.566104            2,345
Jennison Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   0.473203         0.516343                0
 01/01/2008 to 12/31/2008........   0.516343         0.320963                0
 01/01/2009 to 12/31/2009........   0.320963         0.438858                0
 01/01/2010 to 12/31/2010........   0.438858         0.478602                0
 01/01/2011 to 12/31/2011........   0.478602         0.469950                0
 01/01/2012 to 12/31/2012........   0.469950         0.531986           24,401
 01/01/2013 to 12/31/2013........   0.531986         0.712641           17,102
 01/01/2014 to 12/31/2014........   0.712641         0.759225           12,648
 01/01/2015 to 12/31/2015........   0.759225         0.822215           11,715
 01/01/2016 to 12/31/2016........   0.822215         0.804486            6,285
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2007 to 12/31/2007........   8.814778         9.868827              401
 01/01/2008 to 12/31/2008........   9.868827         5.226372            1,408
 01/01/2009 to 12/31/2009........   5.226372         7.358053            1,431
 01/01/2010 to 12/31/2010........   7.358053         7.886216            1,420
 01/01/2011 to 12/31/2011........   7.886216         7.619846            1,118
 01/01/2012 to 04/27/2012........   7.619846         8.554182                0
Jennison Growth Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   0.474564         0.518549                0
 01/01/2008 to 12/31/2008........   0.518549         0.322196                0
 01/01/2009 to 12/31/2009........   0.322196         0.441551                0
 01/01/2010 to 12/31/2010........   0.441551         0.482092                0
 01/01/2011 to 12/31/2011........   0.482092         0.473779                0
 01/01/2012 to 12/31/2012........   0.473779         0.536424                0
 01/01/2013 to 12/31/2013........   0.536424         0.719485                0
 01/01/2014 to 12/31/2014........   0.719485         0.767319                0
 01/01/2015 to 12/31/2015........   0.767319         0.831921                0
 01/01/2016 to 12/31/2016........   0.831921         0.814932                0
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   1.012660         1.045354                0
 01/01/2013 to 12/31/2013........   1.045354         1.136665                0
 01/01/2014 to 12/31/2014........   1.136665         1.191283                0
 01/01/2015 to 12/31/2015........   1.191283         1.177547                0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     1.177547         1.187144              0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.603573        13.791247              0
 01/01/2014 to 12/31/2014........    13.791247        13.979860              0
 01/01/2015 to 12/31/2015........    13.979860        13.864321              0
 01/01/2016 to 12/31/2016........    13.864321        14.231887              0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997754         7.950715              0
 01/01/2009 to 12/31/2009........     7.950715         9.957092          2,703
 01/01/2010 to 12/31/2010........     9.957092        10.908234              0
 01/01/2011 to 12/31/2011........    10.908234        10.915453          2,347
 01/01/2012 to 12/31/2012........    10.915453        12.028704              0
 01/01/2013 to 04/26/2013........    12.028704        12.530088              0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.950849         3.226693          2,930
 01/01/2008 to 12/31/2008........     3.226693         2.021217          5,691
 01/01/2009 to 12/31/2009........     2.021217         2.572824          2,862
 01/01/2010 to 12/31/2010........     2.572824         3.206516          2,198
 01/01/2011 to 12/31/2011........     3.206516         3.152219          2,141
 01/01/2012 to 12/31/2012........     3.152219         3.528534          2,145
 01/01/2013 to 12/31/2013........     3.528534         4.863453          1,607
 01/01/2014 to 12/31/2014........     4.863453         4.931613          1,607
 01/01/2015 to 12/31/2015........     4.931613         4.747361          1,607
 01/01/2016 to 12/31/2016........     4.747361         5.533455          1,606
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.978427         3.259939         15,047
 01/01/2008 to 12/31/2008........     3.259939         2.044098          3,606
 01/01/2009 to 12/31/2009........     2.044098         2.604429          4,944
 01/01/2010 to 12/31/2010........     2.604429         3.249234          2,711
 01/01/2011 to 12/31/2011........     3.249234         3.197454            496
 01/01/2012 to 12/31/2012........     3.197454         3.582662              0
 01/01/2013 to 12/31/2013........     3.582662         4.943037              0
 01/01/2014 to 12/31/2014........     4.943037         5.017110              0
 01/01/2015 to 12/31/2015........     5.017110         4.834657              0
 01/01/2016 to 12/31/2016........     4.834657         5.640748              0
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     1.047280         1.070180         26,345
 01/01/2008 to 12/31/2008........     1.070180         0.615297         25,208
 01/01/2009 to 12/31/2009........     0.615297         0.781702         24,207
 01/01/2010 to 12/31/2010........     0.781702         1.005929         25,158
 01/01/2011 to 12/31/2011........     1.005929         1.012613         21,250
 01/01/2012 to 12/31/2012........     1.012613         1.100025         21,070
 01/01/2013 to 12/31/2013........     1.100025         1.599115         29,321
 01/01/2014 to 12/31/2014........     1.599115         1.581305         11,315
 01/01/2015 to 12/31/2015........     1.581305         1.571326         11,315
 01/01/2016 to 12/31/2016........     1.571326         1.632535          6,616
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.603719         3.282074          9,924
 01/01/2008 to 12/31/2008........     3.282074         1.732791          7,432
 01/01/2009 to 12/31/2009........     1.732791         2.398216          7,397
 01/01/2010 to 12/31/2010........     2.398216         2.697728          5,308
 01/01/2011 to 12/31/2011........     2.697728         2.816053          5,156
 01/01/2012 to 12/31/2012........     2.816053         3.079655          3,475

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     3.079655         4.120798          3,139
 01/01/2014 to 12/31/2014........     4.120798         4.106804              0
 01/01/2015 to 12/31/2015........     4.106804         3.636409              0
 01/01/2016 to 12/31/2016........     3.636409         4.371823              0
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     3.658283         3.333417         14,369
 01/01/2008 to 12/31/2008........     3.333417         1.760758         11,855
 01/01/2009 to 12/31/2009........     1.760758         2.438083         13,870
 01/01/2010 to 12/31/2010........     2.438083         2.743894         12,030
 01/01/2011 to 12/31/2011........     2.743894         2.865706          2,566
 01/01/2012 to 12/31/2012........     2.865706         3.135538          3,897
 01/01/2013 to 12/31/2013........     3.135538         4.197796          1,063
 01/01/2014 to 12/31/2014........     4.197796         4.185594          1,056
 01/01/2015 to 12/31/2015........     4.185594         3.707952          1,049
 01/01/2016 to 12/31/2016........     3.707952         4.460171          1,041
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987193         9.724128          4,538
 01/01/2012 to 12/31/2012........     9.724128         9.944730              0
 01/01/2013 to 12/31/2013........     9.944730         9.856026              0
 01/01/2014 to 12/31/2014........     9.856026         9.758172              0
 01/01/2015 to 12/31/2015........     9.758172         9.500649              0
 01/01/2016 to 12/31/2016........     9.500649         9.599527              0
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........    36.782369        38.055879             92
 01/01/2008 to 12/31/2008........    38.055879        27.973888             84
 01/01/2009 to 12/31/2009........    27.973888        32.065656             92
 01/01/2010 to 12/31/2010........    32.065656        34.341460             96
 01/01/2011 to 12/31/2011........    34.341460        34.853689             91
 01/01/2012 to 12/31/2012........    34.853689        38.276970             93
 01/01/2013 to 12/31/2013........    38.276970        45.104308              0
 01/01/2014 to 12/31/2014........    45.104308        48.731945              0
 01/01/2015 to 12/31/2015........    48.731945        48.838644              0
 01/01/2016 to 12/31/2016........    48.838644        51.073168              0
Met/Wellington Core Equity Opportunities Sub-Account (Class B) (previously WMC Core
Equity Opportunities Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     3.474368         3.551321          7,579
 01/01/2008 to 12/31/2008........     3.551321         2.104082          7,478
 01/01/2009 to 12/31/2009........     2.104082         2.713834          7,378
 01/01/2010 to 12/31/2010........     2.713834         2.970180          6,733
 01/01/2011 to 12/31/2011........     2.970180         2.785797          6,788
 01/01/2012 to 12/31/2012........     2.785797         3.073303          6,815
 01/01/2013 to 12/31/2013........     3.073303         4.015383          5,453
 01/01/2014 to 12/31/2014........     4.015383         4.341206              0
 01/01/2015 to 12/31/2015........     4.341206         4.344205              0
 01/01/2016 to 12/31/2016........     4.344205         4.556345              0
Met/Wellington Core Equity Opportunities Sub-Account (Class E) (previously WMC Core
Equity Opportunities Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     3.512718         3.593563         66,376
 01/01/2008 to 12/31/2008........     3.593563         2.131294         63,757
 01/01/2009 to 12/31/2009........     2.131294         2.752625         33,958
 01/01/2010 to 12/31/2010........     2.752625         3.015478         32,430
 01/01/2011 to 12/31/2011........     3.015478         2.830940          3,670
 01/01/2012 to 12/31/2012........     2.830940         3.125446            832
 01/01/2013 to 12/31/2013........     3.125446         4.088710              0
 01/01/2014 to 12/31/2014........     4.088710         4.424207              0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     4.424207         4.432677              0
 01/01/2016 to 12/31/2016........     4.432677         4.653340              0
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap
Research Sub-Account (Class B))
 04/30/2007 to 12/31/2007........     6.688046         6.716085            772
 01/01/2008 to 12/31/2008........     6.716085         4.124698            804
 01/01/2009 to 12/31/2009........     4.124698         4.816735            817
 01/01/2010 to 12/31/2010........     4.816735         5.306798            821
 01/01/2011 to 12/31/2011........     5.306798         5.212597            817
 01/01/2012 to 12/31/2012........     5.212597         5.791201            817
 01/01/2013 to 12/31/2013........     5.791201         7.618837              0
 01/01/2014 to 12/31/2014........     7.618837         8.472306              0
 01/01/2015 to 12/31/2015........     8.472306         8.673411              0
 01/01/2016 to 12/31/2016........     8.673411         9.200802              0
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-
Account)
 01/01/2007 to 04/27/2007........     6.445011         6.744777              0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2007 to 12/31/2007........    12.580693        12.726895          2,939
 01/01/2008 to 12/31/2008........    12.726895         7.424591          2,935
 01/01/2009 to 12/31/2009........     7.424591         9.564455          2,932
 01/01/2010 to 12/31/2010........     9.564455        10.840802          2,929
 01/01/2011 to 04/29/2011........    10.840802        11.730385              0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    11.694668         9.972411          2,926
 01/01/2012 to 12/31/2012........     9.972411        11.404591              0
 01/01/2013 to 12/31/2013........    11.404591        14.470160              0
 01/01/2014 to 12/31/2014........    14.470160        14.897912              0
 01/01/2015 to 12/31/2015........    14.897912        14.302463              0
 01/01/2016 to 12/31/2016........    14.302463        15.270322              0
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    10.739749        11.106799              0
 01/01/2008 to 12/31/2008........    11.106799         9.315287         28,616
 01/01/2009 to 12/31/2009........     9.315287        10.999521            997
 01/01/2010 to 12/31/2010........    10.999521        11.859628            997
 01/01/2011 to 12/31/2011........    11.859628        11.997446            996
 01/01/2012 to 12/31/2012........    11.997446        12.831605            995
 01/01/2013 to 12/31/2013........    12.831605        13.110053            995
 01/01/2014 to 12/31/2014........    13.110053        13.418405              0
 01/01/2015 to 12/31/2015........    13.418405        13.069136              0
 01/01/2016 to 12/31/2016........    13.069136        13.383984              0
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.226706        11.526811          9,938
 01/01/2008 to 12/31/2008........    11.526811         8.853522              0
 01/01/2009 to 12/31/2009........     8.853522        10.727624         14,233
 01/01/2010 to 12/31/2010........    10.727624        11.721470         13,598
 01/01/2011 to 12/31/2011........    11.721470        11.604606         12,922
 01/01/2012 to 12/31/2012........    11.604606        12.670904         12,299
 01/01/2013 to 12/31/2013........    12.670904        13.770021         11,694
 01/01/2014 to 12/31/2014........    13.770021        14.155211         11,071
 01/01/2015 to 12/31/2015........    14.155211        13.719109         10,436
 01/01/2016 to 12/31/2016........    13.719109        14.258987          9,828
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.726488        11.986534         40,156

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    11.986534         8.380231         26,032
 01/01/2009 to 12/31/2009........     8.380231        10.388402         21,231
 01/01/2010 to 12/31/2010........    10.388402        11.518240         20,335
 01/01/2011 to 12/31/2011........    11.518240        11.130529         19,135
 01/01/2012 to 12/31/2012........    11.130529        12.347306         23,245
 01/01/2013 to 12/31/2013........    12.347306        14.272342         17,556
 01/01/2014 to 12/31/2014........    14.272342        14.688924          7,325
 01/01/2015 to 12/31/2015........    14.688924        14.208387              0
 01/01/2016 to 12/31/2016........    14.208387        14.909154              0
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    12.227369        12.439069         19,365
 01/01/2008 to 12/31/2008........    12.439069         7.906563         37,246
 01/01/2009 to 12/31/2009........     7.906563         9.999785         33,416
 01/01/2010 to 12/31/2010........     9.999785        11.237078          4,385
 01/01/2011 to 12/31/2011........    11.237078        10.594228          4,343
 01/01/2012 to 12/31/2012........    10.594228        11.975033          4,306
 01/01/2013 to 12/31/2013........    11.975033        14.584356          4,274
 01/01/2014 to 12/31/2014........    14.584356        15.035309          4,223
 01/01/2015 to 12/31/2015........    15.035309        14.480338          4,168
 01/01/2016 to 12/31/2016........    14.480338        15.341417          4,111
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997754         7.002190              0
 01/01/2009 to 12/31/2009........     7.002190         8.818786              0
 01/01/2010 to 12/31/2010........     8.818786         9.507876              0
 01/01/2011 to 12/31/2011........     9.507876         9.151333              0
 01/01/2012 to 12/31/2012........     9.151333        10.410179              0
 01/01/2013 to 04/26/2013........    10.410179        11.183989              0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.255865        12.774505              0
 01/01/2014 to 04/25/2014........    12.774505        12.696845              0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.935849        10.351571              0
 01/01/2013 to 12/31/2013........    10.351571        11.598045              0
 01/01/2014 to 12/31/2014........    11.598045        12.459022              0
 01/01/2015 to 12/31/2015........    12.459022        11.707250              0
 01/01/2016 to 12/31/2016........    11.707250        12.429157              0
MetLife Mid Cap Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     1.497022         1.576713          6,877
 01/01/2008 to 12/31/2008........     1.576713         0.982693          4,193
 01/01/2009 to 12/31/2009........     0.982693         1.316812          5,796
 01/01/2010 to 12/31/2010........     1.316812         1.625479          4,890
 01/01/2011 to 12/31/2011........     1.625479         1.557724            516
 01/01/2012 to 12/31/2012........     1.557724         1.790397            336
 01/01/2013 to 12/31/2013........     1.790397         2.329948              0
 01/01/2014 to 12/31/2014........     2.329948         2.493254              0
 01/01/2015 to 12/31/2015........     2.493254         2.378627              0
 01/01/2016 to 12/31/2016........     2.378627         2.799675              0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.763184        11.205160              0
 01/01/2014 to 12/31/2014........    11.205160        11.994448              0
 01/01/2015 to 12/31/2015........    11.994448        11.608647              0
 01/01/2016 to 12/31/2016........    11.608647        11.869134              0
MetLife Stock Index Sub-Account

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........   3.855139         3.964364             2,281
 01/01/2008 to 12/31/2008........   3.964364         2.436584             2,359
 01/01/2009 to 12/31/2009........   2.436584         3.005903             2,350
 01/01/2010 to 12/31/2010........   3.005903         3.371683             2,250
 01/01/2011 to 12/31/2011........   3.371683         3.357426             2,097
 01/01/2012 to 12/31/2012........   3.357426         3.796403             1,968
 01/01/2013 to 12/31/2013........   3.796403         4.898398                 0
 01/01/2014 to 12/31/2014........   4.898398         5.427619                 0
 01/01/2015 to 12/31/2015........   5.427619         5.366048                 0
 01/01/2016 to 12/31/2016........   5.366048         5.855578                 0
MFS(Reg. TM) Research International Sub-Account
 01/01/2007 to 12/31/2007........   1.543379         1.712843            99,699
 01/01/2008 to 12/31/2008........   1.712843         0.967084           122,309
 01/01/2009 to 12/31/2009........   0.967084         1.246534            50,517
 01/01/2010 to 12/31/2010........   1.246534         1.360540            47,280
 01/01/2011 to 12/31/2011........   1.360540         1.190159            40,566
 01/01/2012 to 12/31/2012........   1.190159         1.360684            39,128
 01/01/2013 to 12/31/2013........   1.360684         1.589797            36,134
 01/01/2014 to 12/31/2014........   1.589797         1.449290            10,681
 01/01/2015 to 12/31/2015........   1.449290         1.394691            10,779
 01/01/2016 to 12/31/2016........   1.394691         1.354429             9,298
MFS(Reg. TM) Total Return Sub-Account
 01/01/2007 to 12/31/2007........   3.938285         4.016800            24,518
 01/01/2008 to 12/31/2008........   4.016800         3.055626            20,106
 01/01/2009 to 12/31/2009........   3.055626         3.541572             6,569
 01/01/2010 to 12/31/2010........   3.541572         3.809704             6,117
 01/01/2011 to 12/31/2011........   3.809704         3.813152               935
 01/01/2012 to 12/31/2012........   3.813152         4.157802               953
 01/01/2013 to 12/31/2013........   4.157802         4.835165                 0
 01/01/2014 to 12/31/2014........   4.835165         5.133249                 0
 01/01/2015 to 12/31/2015........   5.133249         5.008990                 0
 01/01/2016 to 12/31/2016........   5.008990         5.345241                 0
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.399731         1.315967            32,462
 01/01/2008 to 12/31/2008........   1.315967         0.854676            42,165
 01/01/2009 to 12/31/2009........   0.854676         1.009695            37,135
 01/01/2010 to 12/31/2010........   1.009695         1.099806            32,240
 01/01/2011 to 12/31/2011........   1.099806         1.084420            36,532
 01/01/2012 to 12/31/2012........   1.084420         1.235659            34,955
 01/01/2013 to 12/31/2013........   1.235659         1.638983            22,036
 01/01/2014 to 12/31/2014........   1.638983         1.775323             5,443
 01/01/2015 to 12/31/2015........   1.775323         1.732958             5,381
 01/01/2016 to 12/31/2016........   1.732958         1.937110             2,627
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........   2.847923         2.899731             1,939
 01/01/2008 to 12/31/2008........   2.899731         1.729921             2,131
 01/01/2009 to 12/31/2009........   1.729921         2.058967             2,118
 01/01/2010 to 12/31/2010........   2.058967         2.305225             2,055
 01/01/2011 to 12/31/2011........   2.305225         2.114340             1,936
 01/01/2012 to 12/31/2012........   2.114340         2.391658             1,777
 01/01/2013 to 04/26/2013........   2.391658         2.627676                 0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.997754         6.570607               799

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........   6.570607           8.039157            859
 01/01/2010 to 12/31/2010........   8.039157           8.744321            875
 01/01/2011 to 12/31/2011........   8.744321           8.520387            624
 01/01/2012 to 12/31/2012........   8.520387           9.508166            610
 01/01/2013 to 04/26/2013........   9.508166          10.393854              0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.410715           1.327641         35,906
 01/01/2008 to 12/31/2008........   1.327641           0.863456          2,967
 01/01/2009 to 12/31/2009........   0.863456           1.020795          2,939
 01/01/2010 to 12/31/2010........   1.020795           1.112637          2,916
 01/01/2011 to 12/31/2011........   1.112637           1.098891          2,896
 01/01/2012 to 12/31/2012........   1.098891           1.252957          2,875
 01/01/2013 to 12/31/2013........   1.252957           1.664970          2,855
 01/01/2014 to 12/31/2014........   1.664970           1.804549          2,837
 01/01/2015 to 12/31/2015........   1.804549           1.763149          2,820
 01/01/2016 to 12/31/2016........   1.763149           1.972681          2,798
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2007 to 12/31/2007........   2.879222           2.934480         29,926
 01/01/2008 to 12/31/2008........   2.934480           1.752631            836
 01/01/2009 to 12/31/2009........   1.752631           2.088957            946
 01/01/2010 to 12/31/2010........   2.088957           2.341238            975
 01/01/2011 to 12/31/2011........   2.341238           2.149364            962
 01/01/2012 to 12/31/2012........   2.149364           2.433764              0
 01/01/2013 to 04/26/2013........   2.433764           2.674886              0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.181690           1.366533         15,166
 01/01/2011 to 12/31/2011........   1.366533           1.246180         14,859
 01/01/2012 to 12/31/2012........   1.246180           1.334072         12,341
 01/01/2013 to 12/31/2013........   1.334072           1.817061          9,660
 01/01/2014 to 12/31/2014........   1.817061           1.798240          5,414
 01/01/2015 to 12/31/2015........   1.798240           1.673256          5,402
 01/01/2016 to 12/31/2016........   1.673256           1.500610          1,914
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2007 to 12/31/2007........   1.790826           1.896577         44,510
 01/01/2008 to 12/31/2008........   1.896577           0.828031         19,408
 01/01/2009 to 12/31/2009........   0.828031           1.083252          9,405
 01/01/2010 to 04/30/2010........   1.083252           1.169912              0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........   1.453267           1.573391              0
 01/01/2008 to 12/31/2008........   1.573391           0.890901              0
 01/01/2009 to 12/31/2009........   0.890901           1.119727              0
 01/01/2010 to 12/31/2010........   1.119727           1.183829              0
 01/01/2011 to 12/31/2011........   1.183829           1.013133              0
 01/01/2012 to 12/31/2012........   1.013133           1.171361              0
 01/01/2013 to 12/31/2013........   1.171361           1.394570              0
 01/01/2014 to 12/31/2014........   1.394570           1.280634              0
 01/01/2015 to 12/31/2015........   1.280634           1.238586              0
 01/01/2016 to 12/31/2016........   1.238586           1.225589              0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2007 to 12/31/2007........   2.044681           1.929019         13,130
 01/01/2008 to 12/31/2008........   1.929019           1.161132         11,963
 01/01/2009 to 12/31/2009........   1.161132           1.283563         12,691
 01/01/2010 to 12/31/2010........   1.283563           1.525914         12,609

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     1.525914         1.577341         10,475
 01/01/2012 to 12/31/2012........     1.577341         1.695876          8,781
 01/01/2013 to 12/31/2013........     1.695876         2.295982         11,272
 01/01/2014 to 12/31/2014........     2.295982         2.242629          2,571
 01/01/2015 to 12/31/2015........     2.242629         2.205470          2,570
 01/01/2016 to 12/31/2016........     2.205470         2.558174          2,569
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........     1.580264         1.506066          3,107
 01/01/2008 to 12/31/2008........     1.506066         0.910304          3,106
 01/01/2009 to 12/31/2009........     0.910304         1.219686          3,105
 01/01/2010 to 12/31/2010........     1.219686         1.468110          3,104
 01/01/2011 to 12/31/2011........     1.468110         1.362486          3,103
 01/01/2012 to 12/31/2012........     1.362486         1.405242          3,102
 01/01/2013 to 04/26/2013........     1.405242         1.520525              0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2007 to 12/31/2007........     2.054115         1.940222         40,032
 01/01/2008 to 12/31/2008........     1.940222         1.168910         19,957
 01/01/2009 to 12/31/2009........     1.168910         1.293156          7,083
 01/01/2010 to 12/31/2010........     1.293156         1.538721          7,047
 01/01/2011 to 12/31/2011........     1.538721         1.591360          5,232
 01/01/2012 to 12/31/2012........     1.591360         1.713262          5,211
 01/01/2013 to 12/31/2013........     1.713262         2.322611          2,651
 01/01/2014 to 12/31/2014........     2.322611         2.271136          2,634
 01/01/2015 to 12/31/2015........     2.271136         2.234575          2,618
 01/01/2016 to 12/31/2016........     2.234575         2.595123          2,598
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    18.109813        18.851238            542
 01/01/2008 to 12/31/2008........    18.851238        10.977278          1,308
 01/01/2009 to 12/31/2009........    10.977278        15.034985          1,203
 01/01/2010 to 12/31/2010........    15.034985        17.076183          1,189
 01/01/2011 to 12/31/2011........    17.076183        15.324030            937
 01/01/2012 to 12/31/2012........    15.324030        18.190324            430
 01/01/2013 to 12/31/2013........    18.190324        22.653303            314
 01/01/2014 to 12/31/2014........    22.653303        22.669060            214
 01/01/2015 to 12/31/2015........    22.669060        23.083098            209
 01/01/2016 to 12/31/2016........    23.083098        22.666929            220
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997754         6.539896              0
 01/01/2009 to 12/31/2009........     6.539896         8.497277              0
 01/01/2010 to 12/31/2010........     8.497277         8.962532              0
 01/01/2011 to 12/31/2011........     8.962532         8.175364              0
 01/01/2012 to 12/31/2012........     8.175364         9.787757              0
 01/01/2013 to 04/26/2013........     9.787757        10.383926              0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999719         1.030951              0
 01/01/2015 to 12/31/2015........     1.030951         0.954708              0
 01/01/2016 to 12/31/2016........     0.954708         1.039379              0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2007 to 12/31/2007........    10.841495        11.767148              0
 01/01/2008 to 12/31/2008........    11.767148        10.733538         10,606
 01/01/2009 to 12/31/2009........    10.733538        12.413781          5,521
 01/01/2010 to 12/31/2010........    12.413781        13.105836          3,811
 01/01/2011 to 12/31/2011........    13.105836        14.271213          6,222

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........    14.271213        15.256787           3,084
 01/01/2013 to 12/31/2013........    15.256787        13.560780             559
 01/01/2014 to 12/31/2014........    13.560780        13.669980             349
 01/01/2015 to 12/31/2015........    13.669980        12.976047             376
 01/01/2016 to 12/31/2016........    12.976047        13.346346             371
PIMCO Total Return Sub-Account
 01/01/2007 to 12/31/2007........     1.209509         1.274466         125,567
 01/01/2008 to 12/31/2008........     1.274466         1.253655          79,120
 01/01/2009 to 12/31/2009........     1.253655         1.449658         271,476
 01/01/2010 to 12/31/2010........     1.449658         1.536291         262,673
 01/01/2011 to 12/31/2011........     1.536291         1.552910         144,518
 01/01/2012 to 12/31/2012........     1.552910         1.662273          97,714
 01/01/2013 to 12/31/2013........     1.662273         1.597349          81,723
 01/01/2014 to 12/31/2014........     1.597349         1.630537          55,339
 01/01/2015 to 12/31/2015........     1.630537         1.597531          47,406
 01/01/2016 to 12/31/2016........     1.597531         1.605961          36,168
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.702228        10.820402               0
 01/01/2013 to 12/31/2013........    10.820402        10.121720               0
 01/01/2014 to 12/31/2014........    10.121720        10.665690               0
 01/01/2015 to 12/31/2015........    10.665690        10.494205               0
 01/01/2016 to 12/31/2016........    10.494205        10.416702               0
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.214283        10.704310               0
 01/01/2014 to 12/31/2014........    10.704310        11.393303               0
 01/01/2015 to 12/31/2015........    11.393303        11.022422               0
 01/01/2016 to 12/31/2016........    11.022422        11.291831               0
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........     1.744540         1.679813           4,432
 01/01/2008 to 12/31/2008........     1.679813         1.091499           4,815
 01/01/2009 to 12/31/2009........     1.091499         1.343751           4,820
 01/01/2010 to 12/31/2010........     1.343751         1.666412           5,076
 01/01/2011 to 12/31/2011........     1.666412         1.562667           4,890
 01/01/2012 to 12/31/2012........     1.562667         1.776523           5,199
 01/01/2013 to 12/31/2013........     1.776523         2.405052               0
 01/01/2014 to 12/31/2014........     2.405052         2.468911               0
 01/01/2015 to 12/31/2015........     2.468911         2.310161               0
 01/01/2016 to 12/31/2016........     2.310161         2.737733               0
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010638         1.063387               0
 01/01/2013 to 12/31/2013........     1.063387         1.147148               0
 01/01/2014 to 12/31/2014........     1.147148         1.210849               0
 01/01/2015 to 12/31/2015........     1.210849         1.175850               0
 01/01/2016 to 12/31/2016........     1.175850         1.217116               0
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.070908        11.430585               0
 01/01/2008 to 12/31/2008........    11.430585         8.391697               0
 01/01/2009 to 12/31/2009........     8.391697        10.267504               0
 01/01/2010 to 12/31/2010........    10.267504        11.290419               0
 01/01/2011 to 12/31/2011........    11.290419        11.179172               0
 01/01/2012 to 12/31/2012........    11.179172        12.357921               0
 01/01/2013 to 12/31/2013........    12.357921        13.672826               0
 01/01/2014 to 12/31/2014........    13.672826        14.173906               0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........    14.173906        13.613658               0
 01/01/2016 to 12/31/2016........    13.613658        14.108889               0
SSGA Growth ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.323661        11.715944               0
 01/01/2008 to 12/31/2008........    11.715944         7.693486               0
 01/01/2009 to 12/31/2009........     7.693486         9.730686               0
 01/01/2010 to 12/31/2010........     9.730686        10.882702               0
 01/01/2011 to 12/31/2011........    10.882702        10.435307               0
 01/01/2012 to 12/31/2012........    10.435307        11.759200               0
 01/01/2013 to 12/31/2013........    11.759200        13.602685               0
 01/01/2014 to 12/31/2014........    13.602685        14.043501               0
 01/01/2015 to 12/31/2015........    14.043501        13.440543               0
 01/01/2016 to 12/31/2016........    13.440543        14.073724               0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.339573         1.432337          25,986
 01/01/2008 to 12/31/2008........     1.432337         0.813799          15,214
 01/01/2009 to 12/31/2009........     0.813799         1.140418          18,190
 01/01/2010 to 12/31/2010........     1.140418         1.304368          16,312
 01/01/2011 to 12/31/2011........     1.304368         1.260890          10,181
 01/01/2012 to 12/31/2012........     1.260890         1.465844          10,818
 01/01/2013 to 12/31/2013........     1.465844         1.992871          21,653
 01/01/2014 to 12/31/2014........     1.992871         2.124753           5,310
 01/01/2015 to 12/31/2015........     2.124753         2.300475           5,170
 01/01/2016 to 12/31/2016........     2.300475         2.288319           2,218
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     0.475108         0.612139          26,080
 01/01/2008 to 12/31/2008........     0.612139         0.333103          20,949
 01/01/2009 to 12/31/2009........     0.333103         0.518809          37,202
 01/01/2010 to 12/31/2010........     0.518809         0.649038          19,728
 01/01/2011 to 12/31/2011........     0.649038         0.572970          21,010
 01/01/2012 to 12/31/2012........     0.572970         0.629302          22,720
 01/01/2013 to 04/26/2013........     0.629302         0.656716               0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     0.810563         0.934079         103,454
 01/01/2008 to 12/31/2008........     0.934079         0.551325         107,546
 01/01/2009 to 12/31/2009........     0.551325         0.785752          33,818
 01/01/2010 to 12/31/2010........     0.785752         0.982932          33,961
 01/01/2011 to 12/31/2011........     0.982932         0.947158          21,629
 01/01/2012 to 12/31/2012........     0.947158         1.054797          12,532
 01/01/2013 to 12/31/2013........     1.054797         1.411410          22,232
 01/01/2014 to 12/31/2014........     1.411410         1.559416           5,044
 01/01/2015 to 12/31/2015........     1.559416         1.629729           5,044
 01/01/2016 to 12/31/2016........     1.629729         1.695904           5,044
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     1.381585         1.482417          33,171
 01/01/2008 to 12/31/2008........     1.482417         0.924804          47,212
 01/01/2009 to 12/31/2009........     0.924804         1.256087           9,087
 01/01/2010 to 12/31/2010........     1.256087         1.657190          10,613
 01/01/2011 to 12/31/2011........     1.657190         1.647125          10,429
 01/01/2012 to 12/31/2012........     1.647125         1.870231           8,058
 01/01/2013 to 12/31/2013........     1.870231         2.641659          12,826
 01/01/2014 to 12/31/2014........     2.641659         2.760068           5,536
 01/01/2015 to 12/31/2015........     2.760068         2.770681           5,536

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........   2.770681         3.026155            2,675
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.910692         1.941043           10,987
 01/01/2008 to 12/31/2008........   1.941043         1.612071            4,977
 01/01/2009 to 12/31/2009........   1.612071         2.083087           15,369
 01/01/2010 to 12/31/2010........   2.083087         2.295023            6,327
 01/01/2011 to 12/31/2011........   2.295023         2.379785            7,448
 01/01/2012 to 12/31/2012........   2.379785         2.594530            3,680
 01/01/2013 to 12/31/2013........   2.594530         2.562901            1,098
 01/01/2014 to 12/31/2014........   2.562901         2.643702                0
 01/01/2015 to 12/31/2015........   2.643702         2.538235                0
 01/01/2016 to 12/31/2016........   2.538235         2.693188           11,580
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2007 to 12/31/2007........   1.708349         1.783117           78,255
 01/01/2008 to 12/31/2008........   1.783117         1.421860           73,040
 01/01/2009 to 12/31/2009........   1.421860         1.905276           58,876
 01/01/2010 to 12/31/2010........   1.905276         2.108652           37,042
 01/01/2011 to 12/31/2011........   2.108652         2.158086           24,963
 01/01/2012 to 12/31/2012........   2.158086         2.387789           33,184
 01/01/2013 to 12/31/2013........   2.387789         2.525997           26,298
 01/01/2014 to 12/31/2014........   2.525997         2.594249           14,432
 01/01/2015 to 12/31/2015........   2.594249         2.486338           14,473
 01/01/2016 to 04/29/2016........   2.486338         2.556438                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.930329         1.964483           72,467
 01/01/2008 to 12/31/2008........   1.964483         1.633638           43,385
 01/01/2009 to 12/31/2009........   1.633638         2.112289           30,608
 01/01/2010 to 12/31/2010........   2.112289         2.330677           30,804
 01/01/2011 to 12/31/2011........   2.330677         2.418818           12,570
 01/01/2012 to 12/31/2012........   2.418818         2.637181                0
 01/01/2013 to 12/31/2013........   2.637181         2.607827                0
 01/01/2014 to 12/31/2014........   2.607827         2.692846                0
 01/01/2015 to 12/31/2015........   2.692846         2.588194                0
 01/01/2016 to 12/31/2016........   2.588194         2.750584              869
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.494700         1.523268           79,306
 01/01/2008 to 12/31/2008........   1.523268         1.484334           41,252
 01/01/2009 to 12/31/2009........   1.484334         1.513554           35,855
 01/01/2010 to 12/31/2010........   1.513554         1.564290           36,485
 01/01/2011 to 12/31/2011........   1.564290         1.613338           28,409
 01/01/2012 to 12/31/2012........   1.613338         1.628597           29,100
 01/01/2013 to 12/31/2013........   1.628597         1.581105           23,214
 01/01/2014 to 12/31/2014........   1.581105         1.588524            5,459
 01/01/2015 to 12/31/2015........   1.588524         1.561068            5,788
 01/01/2016 to 12/31/2016........   1.561068         1.545012                0
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.510579         1.540916           69,375
 01/01/2008 to 12/31/2008........   1.540916         1.503104           27,814
 01/01/2009 to 12/31/2009........   1.503104         1.534245           23,823
 01/01/2010 to 12/31/2010........   1.534245         1.588358           24,205
 01/01/2011 to 12/31/2011........   1.588358         1.638412           11,033
 01/01/2012 to 12/31/2012........   1.638412         1.655508                0
 01/01/2013 to 12/31/2013........   1.655508         1.609759                0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   1.609759         1.617528             0
 01/01/2015 to 12/31/2015........   1.617528         1.591012             0
 01/01/2016 to 12/31/2016........   1.591012         1.577409             0





                                             AMERICAN FORERUNNER - 2.3
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2007 to 12/31/2007........    14.264903        14.402794           5,903
 01/01/2008 to 12/31/2008........    14.402794        12.758660           1,897
 01/01/2009 to 12/31/2009........    12.758660        14.040382           1,952
 01/01/2010 to 12/31/2010........    14.040382        14.605456           1,951
 01/01/2011 to 12/31/2011........    14.605456        15.145505           2,004
 01/01/2012 to 12/31/2012........    15.145505        15.594606           1,812
 01/01/2013 to 12/31/2013........    15.594606        14.911066           1,329
 01/01/2014 to 12/31/2014........    14.911066        15.341161           1,681
 01/01/2015 to 12/31/2015........    15.341161        15.033439           1,699
 01/01/2016 to 12/31/2016........    15.033439        15.124177           1,403
American Funds Global Small Capitalization Sub-Account
 01/01/2007 to 12/31/2007........     2.729860         3.239059         116,556
 01/01/2008 to 12/31/2008........     3.239059         1.471055          75,397
 01/01/2009 to 12/31/2009........     1.471055         2.318836          31,751
 01/01/2010 to 12/31/2010........     2.318836         2.774104          26,184
 01/01/2011 to 12/31/2011........     2.774104         2.192076          23,572
 01/01/2012 to 12/31/2012........     2.192076         2.531358          19,368
 01/01/2013 to 12/31/2013........     2.531358         3.173404           9,574
 01/01/2014 to 12/31/2014........     3.173404         3.167065          11,122
 01/01/2015 to 12/31/2015........     3.167065         3.103256          11,137
 01/01/2016 to 12/31/2016........     3.103256         3.096332           9,437
American Funds Growth Sub-Account
 01/01/2007 to 12/31/2007........    12.973278        14.242091          45,319
 01/01/2008 to 12/31/2008........    14.242091         7.797364          36,510
 01/01/2009 to 12/31/2009........     7.797364        10.623307          30,599
 01/01/2010 to 12/31/2010........    10.623307        12.321390          29,908
 01/01/2011 to 12/31/2011........    12.321390        11.526758          22,371
 01/01/2012 to 12/31/2012........    11.526758        13.278529          20,187
 01/01/2013 to 12/31/2013........    13.278529        16.883018          14,089
 01/01/2014 to 12/31/2014........    16.883018        17.903044           1,015
 01/01/2015 to 12/31/2015........    17.903044        18.695848             987
 01/01/2016 to 12/31/2016........    18.695848        20.004304             730
American Funds Growth-Income Sub-Account
 01/01/2007 to 12/31/2007........     9.430876         9.680001          61,725
 01/01/2008 to 12/31/2008........     9.680001         5.878832          46,419
 01/01/2009 to 12/31/2009........     5.878832         7.540018          43,466
 01/01/2010 to 12/31/2010........     7.540018         8.210688          40,797
 01/01/2011 to 12/31/2011........     8.210688         7.877519          29,839
 01/01/2012 to 12/31/2012........     7.877519         9.043227          23,665
 01/01/2013 to 12/31/2013........     9.043227        11.798354          18,096
 01/01/2014 to 12/31/2014........    11.798354        12.756271               0
 01/01/2015 to 12/31/2015........    12.756271        12.647544               0
 01/01/2016 to 12/31/2016........    12.647544        13.784025               0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.157640        10.462244           0
 01/01/2013 to 12/31/2013........    10.462244        11.398136           0
 01/01/2014 to 12/31/2014........    11.398136        11.993412           0
 01/01/2015 to 12/31/2015........    11.993412        11.824007           0
 01/01/2016 to 12/31/2016........    11.824007        12.006654           0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996768         1.036108           0
 01/01/2015 to 12/31/2015........     1.036108         1.005600           0
 01/01/2016 to 12/31/2016........     1.005600         1.005352           0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.007808         6.982719           0
 01/01/2009 to 12/31/2009........     6.982719         8.851680           0
 01/01/2010 to 12/31/2010........     8.851680         9.731627           0
 01/01/2011 to 12/31/2011........     9.731627         9.336384           0
 01/01/2012 to 12/31/2012........     9.336384        10.388559           0
 01/01/2013 to 12/31/2013........    10.388559        12.070005           0
 01/01/2014 to 12/31/2014........    12.070005        12.546672           0
 01/01/2015 to 12/31/2015........    12.546672        12.211439           0
 01/01/2016 to 12/31/2016........    12.211439        12.904456           0
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.997808         6.333533           0
 01/01/2009 to 12/31/2009........     6.333533         8.321358           0
 01/01/2010 to 12/31/2010........     8.321358         9.256460           0
 01/01/2011 to 12/31/2011........     9.256460         8.644087           0
 01/01/2012 to 12/31/2012........     8.644087         9.841035           0
 01/01/2013 to 12/31/2013........     9.841035        12.068215           0
 01/01/2014 to 12/31/2014........    12.068215        12.584860           0
 01/01/2015 to 12/31/2015........    12.584860        12.242406           0
 01/01/2016 to 12/31/2016........    12.242406        13.075047           0
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.017807         7.653677           0
 01/01/2009 to 12/31/2009........     7.653677         9.257373           0
 01/01/2010 to 12/31/2010........     9.257373         9.973098           0
 01/01/2011 to 12/31/2011........     9.973098         9.794734           0
 01/01/2012 to 12/31/2012........     9.794734        10.640332           0
 01/01/2013 to 12/31/2013........    10.640332        11.839811           0
 01/01/2014 to 12/31/2014........    11.839811        12.312659           0
 01/01/2015 to 12/31/2015........    12.312659        11.981212           0
 01/01/2016 to 12/31/2016........    11.981212        12.567594           0
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.084374        11.443224           0
 01/01/2013 to 12/31/2013........    11.443224        10.836221           0
 01/01/2014 to 12/31/2014........    10.836221        11.046252           0
 01/01/2015 to 12/31/2015........    11.046252         9.790912           0
 01/01/2016 to 12/31/2016........     9.790912        10.457053           0
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.633423         1.762107           0
 01/01/2008 to 12/31/2008........     1.762107         0.962999           0
 01/01/2009 to 12/31/2009........     0.962999         1.150516           0
 01/01/2010 to 12/31/2010........     1.150516         1.205123           0
 01/01/2011 to 12/31/2011........     1.205123         0.943469           0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     0.943469         1.103787              0
 01/01/2013 to 12/31/2013........     1.103787         1.245715              0
 01/01/2014 to 12/31/2014........     1.245715         1.180221              0
 01/01/2015 to 12/31/2015........     1.180221         1.131742              0
 01/01/2016 to 12/31/2016........     1.131742         1.165363              0
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.656600         1.789310              0
 01/01/2008 to 12/31/2008........     1.789310         0.978572              0
 01/01/2009 to 12/31/2009........     0.978572         1.169859              0
 01/01/2010 to 12/31/2010........     1.169859         1.227409              0
 01/01/2011 to 12/31/2011........     1.227409         0.962750              0
 01/01/2012 to 12/31/2012........     0.962750         1.126601              0
 01/01/2013 to 12/31/2013........     1.126601         1.273218              0
 01/01/2014 to 12/31/2014........     1.273218         1.208158              0
 01/01/2015 to 12/31/2015........     1.208158         1.158806              0
 01/01/2016 to 12/31/2016........     1.158806         1.195395              0
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.250855         1.307618              0
 01/01/2008 to 12/31/2008........     1.307618         1.353827              0
 01/01/2009 to 12/31/2009........     1.353827         1.393103              0
 01/01/2010 to 12/31/2010........     1.393103         1.443264              0
 01/01/2011 to 12/31/2011........     1.443264         1.517799              0
 01/01/2012 to 12/31/2012........     1.517799         1.541512              0
 01/01/2013 to 12/31/2013........     1.541512         1.472733              0
 01/01/2014 to 12/31/2014........     1.472733         1.522654              0
 01/01/2015 to 12/31/2015........     1.522654         1.493838              0
 01/01/2016 to 12/31/2016........     1.493838         1.495596              0
BlackRock Bond Income Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     4.033040         4.190808          6,337
 01/01/2008 to 12/31/2008........     4.190808         3.957057          5,323
 01/01/2009 to 12/31/2009........     3.957057         4.234912          5,822
 01/01/2010 to 12/31/2010........     4.234912         4.486020          7,773
 01/01/2011 to 12/31/2011........     4.486020         4.674654          5,473
 01/01/2012 to 12/31/2012........     4.674654         4.915231          5,674
 01/01/2013 to 12/31/2013........     4.915231         4.769347          6,491
 01/01/2014 to 12/31/2014........     4.769347         4.993266          6,490
 01/01/2015 to 12/31/2015........     4.993266         4.911066          6,571
 01/01/2016 to 12/31/2016........     4.911066         4.951759          6,737
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.547958         2.957541              0
 01/01/2008 to 12/31/2008........     2.957541         1.835142              0
 01/01/2009 to 12/31/2009........     1.835142         2.455463              0
 01/01/2010 to 12/31/2010........     2.455463         2.875472              0
 01/01/2011 to 12/31/2011........     2.875472         2.560584              0
 01/01/2012 to 12/31/2012........     2.560584         2.862800              0
 01/01/2013 to 12/31/2013........     2.862800         3.757491              0
 01/01/2014 to 12/31/2014........     3.757491         4.001151              0
 01/01/2015 to 12/31/2015........     4.001151         4.157666              0
 01/01/2016 to 12/31/2016........     4.157666         4.069291              0
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2007 to 12/31/2007........    16.250227        16.519591              0
 01/01/2008 to 12/31/2008........    16.519591         8.913166              0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 05/01/2009........     8.913166         9.283139              0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.572298         2.988588              0
 01/01/2008 to 12/31/2008........     2.988588         1.856247              0
 01/01/2009 to 12/31/2009........     1.856247         2.485864              0
 01/01/2010 to 12/31/2010........     2.485864         2.914828              0
 01/01/2011 to 12/31/2011........     2.914828         2.598252              0
 01/01/2012 to 12/31/2012........     2.598252         2.907519              0
 01/01/2013 to 12/31/2013........     2.907519         3.820239              0
 01/01/2014 to 12/31/2014........     3.820239         4.072025              0
 01/01/2015 to 12/31/2015........     4.072025         4.235121              0
 01/01/2016 to 12/31/2016........     4.235121         4.148875              0
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.914063        10.193976              0
 01/01/2013 to 12/31/2013........    10.193976        11.022179              0
 01/01/2014 to 12/31/2014........    11.022179        11.443067              0
 01/01/2015 to 12/31/2015........    11.443067        11.204260              0
 01/01/2016 to 12/31/2016........    11.204260        11.469085              0
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.402492         1.417584              0
 01/01/2008 to 12/31/2008........     1.417584         0.901598              0
 01/01/2009 to 12/31/2009........     0.901598         0.981432              0
 01/01/2010 to 12/31/2010........     0.981432         1.047872              0
 01/01/2011 to 12/31/2011........     1.047872         1.048219              0
 01/01/2012 to 12/31/2012........     1.048219         1.170875              0
 01/01/2013 to 12/31/2013........     1.170875         1.512041              0
 01/01/2014 to 12/31/2014........     1.512041         1.625889              0
 01/01/2015 to 12/31/2015........     1.625889         1.495226              0
 01/01/2016 to 12/31/2016........     1.495226         1.730848              0
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.408589         1.425718         15,153
 01/01/2008 to 12/31/2008........     1.425718         0.907759         20,025
 01/01/2009 to 12/31/2009........     0.907759         0.989230         19,447
 01/01/2010 to 12/31/2010........     0.989230         1.056947         18,839
 01/01/2011 to 12/31/2011........     1.056947         1.058101         18,744
 01/01/2012 to 12/31/2012........     1.058101         1.183661         17,546
 01/01/2013 to 12/31/2013........     1.183661         1.530183         14,885
 01/01/2014 to 12/31/2014........     1.530183         1.646720              0
 01/01/2015 to 12/31/2015........     1.646720         1.516180              0
 01/01/2016 to 12/31/2016........     1.516180         1.755746              0
BlackRock Ultra-Short Term Bond Sub-Account (Class B) (previously BlackRock Money
Market Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     1.985733         2.039902         10,594
 01/01/2008 to 12/31/2008........     2.039902         2.051369          8,861
 01/01/2009 to 12/31/2009........     2.051369         2.015839          9,543
 01/01/2010 to 12/31/2010........     2.015839         1.975920         10,077
 01/01/2011 to 12/31/2011........     1.975920         1.936898         10,026
 01/01/2012 to 12/31/2012........     1.936898         1.898334         10,940
 01/01/2013 to 12/31/2013........     1.898334         1.860742         12,241
 01/01/2014 to 12/31/2014........     1.860742         1.823895              0
 01/01/2015 to 12/31/2015........     1.823895         1.787777              0
 01/01/2016 to 12/31/2016........     1.787777         1.754340              0
Clarion Global Real Estate Sub-Account
 01/01/2007 to 12/31/2007........    19.143432        15.946665          4,086

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    15.946665         9.116178         4,684
 01/01/2009 to 12/31/2009........     9.116178        12.039417         4,498
 01/01/2010 to 12/31/2010........    12.039417        13.701981         2,190
 01/01/2011 to 12/31/2011........    13.701981        12.680842           862
 01/01/2012 to 12/31/2012........    12.680842        15.658666           856
 01/01/2013 to 12/31/2013........    15.658666        15.892778           850
 01/01/2014 to 12/31/2014........    15.892778        17.644921           845
 01/01/2015 to 12/31/2015........    17.644921        17.053085           840
 01/01/2016 to 12/31/2016........    17.053085        16.861557           834
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.759330         0.761083             0
 01/01/2008 to 12/31/2008........     0.761083         0.454644             0
 01/01/2009 to 12/31/2009........     0.454644         0.592531             0
 01/01/2010 to 12/31/2010........     0.592531         0.718962             0
 01/01/2011 to 12/31/2011........     0.718962         0.727641             0
 01/01/2012 to 12/31/2012........     0.727641         0.845149             0
 01/01/2013 to 12/31/2013........     0.845149         1.206197             0
 01/01/2014 to 12/31/2014........     1.206197         1.405688             0
 01/01/2015 to 12/31/2015........     1.405688         1.322231             0
 01/01/2016 to 12/31/2016........     1.322231         1.330789             0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   125.426928       153.248132             0
 01/01/2008 to 12/31/2008........   153.248132        87.121688             0
 01/01/2009 to 12/31/2009........    87.121688       121.993198             0
 01/01/2010 to 12/31/2010........   121.993198       130.815800             0
 01/01/2011 to 12/31/2011........   130.815800       118.555250             0
 01/01/2012 to 12/31/2012........   118.555250       142.358562             0
 01/01/2013 to 12/31/2013........   142.358562       179.708074             0
 01/01/2014 to 04/25/2014........   179.708074       186.777947             0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     9.577536         8.832373             0
 01/01/2008 to 12/31/2008........     8.832373         3.928729             0
 01/01/2009 to 12/31/2009........     3.928729         5.313122             0
 01/01/2010 to 12/31/2010........     5.313122         5.589964             0
 01/01/2011 to 04/29/2011........     5.589964         5.932248             0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.599611         0.541746             0
 01/01/2012 to 12/31/2012........     0.541746         0.629548             0
 01/01/2013 to 12/31/2013........     0.629548         0.900020             0
 01/01/2014 to 12/31/2014........     0.900020         1.049331             0
 01/01/2015 to 12/31/2015........     1.049331         0.987545             0
 01/01/2016 to 12/31/2016........     0.987545         0.995447             0
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     0.966040         0.891779             0
 01/01/2008 to 12/31/2008........     0.891779         0.397012             0
 01/01/2009 to 12/31/2009........     0.397012         0.536879             0
 01/01/2010 to 12/31/2010........     0.536879         0.565062             0
 01/01/2011 to 04/29/2011........     0.565062         0.599710             0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    38.039193        44.826570             0
 01/01/2008 to 12/31/2008........    44.826570        23.795319             0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........   23.795319        34.767305               0
 01/01/2010 to 12/31/2010........   34.767305        39.189179               0
 01/01/2011 to 12/31/2011........   39.189179        37.168235               0
 01/01/2012 to 12/31/2012........   37.168235        40.323570               0
 01/01/2013 to 12/31/2013........   40.323570        52.345121               0
 01/01/2014 to 12/31/2014........   52.345121        56.888863               0
 01/01/2015 to 12/31/2015........   56.888863        57.214478               0
 01/01/2016 to 12/31/2016........   57.214478        58.974050               0
Harris Oakmark International Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    1.937892         1.878061               0
 01/01/2008 to 12/31/2008........    1.878061         1.088155               0
 01/01/2009 to 12/31/2009........    1.088155         1.653906               0
 01/01/2010 to 12/31/2010........    1.653906         1.887375               0
 01/01/2011 to 12/31/2011........    1.887375         1.586318               0
 01/01/2012 to 12/31/2012........    1.586318         2.009563               0
 01/01/2013 to 12/31/2013........    2.009563         2.570367               0
 01/01/2014 to 12/31/2014........    2.570367         2.373586               0
 01/01/2015 to 12/31/2015........    2.373586         2.221368               0
 01/01/2016 to 12/31/2016........    2.221368         2.355441               0
Harris Oakmark International Sub-Account (Class E)
 01/01/2007 to 12/31/2007........    1.947185         1.889333           8,855
 01/01/2008 to 12/31/2008........    1.889333         1.095764           8,808
 01/01/2009 to 12/31/2009........    1.095764         1.667667           8,743
 01/01/2010 to 12/31/2010........    1.667667         1.904483          15,351
 01/01/2011 to 12/31/2011........    1.904483         1.603231           8,633
 01/01/2012 to 12/31/2012........    1.603231         2.031291           8,575
 01/01/2013 to 12/31/2013........    2.031291         2.601308           8,522
 01/01/2014 to 12/31/2014........    2.601308         2.405330           8,469
 01/01/2015 to 12/31/2015........    2.405330         2.252679           8,416
 01/01/2016 to 12/31/2016........    2.252679         2.391564           8,357
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    1.010614         1.043676               0
 01/01/2013 to 12/31/2013........    1.043676         1.042048               0
 01/01/2014 to 12/31/2014........    1.042048         1.078416               0
 01/01/2015 to 12/31/2015........    1.078416         1.012609               0
 01/01/2016 to 12/31/2016........    1.012609         1.108855               0
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    2.335766         2.391512               0
 01/01/2013 to 12/31/2013........    2.391512         3.054576               0
 01/01/2014 to 12/31/2014........    3.054576         3.282818               0
 01/01/2015 to 12/31/2015........    3.282818         2.928798               0
 01/01/2016 to 12/31/2016........    2.928798         3.315897               0
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2007 to 12/31/2007........    2.495654         2.524009               0
 01/01/2008 to 12/31/2008........    2.524009         1.299318               0
 01/01/2009 to 12/31/2009........    1.299318         1.881622               0
 01/01/2010 to 12/31/2010........    1.881622         2.324850           3,890
 01/01/2011 to 12/31/2011........    2.324850         2.126802               0
 01/01/2012 to 04/27/2012........    2.126802         2.347336               0
Invesco Small Cap Growth Sub-account
 01/01/2007 to 12/31/2007........    1.418660         1.544356               0
 01/01/2008 to 12/31/2008........    1.544356         0.927435               0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     0.927435         1.216516           0
 01/01/2010 to 12/31/2010........     1.216516         1.504663           0
 01/01/2011 to 12/31/2011........     1.504663         1.458980           0
 01/01/2012 to 12/31/2012........     1.458980         1.690637           0
 01/01/2013 to 12/31/2013........     1.690637         2.322964           0
 01/01/2014 to 12/31/2014........     2.322964         2.457091           0
 01/01/2015 to 12/31/2015........     2.457091         2.367253           0
 01/01/2016 to 12/31/2016........     2.367253         2.585708           0
Jennison Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.474784         0.518329           0
 01/01/2008 to 12/31/2008........     0.518329         0.322359           0
 01/01/2009 to 12/31/2009........     0.322359         0.440987           0
 01/01/2010 to 12/31/2010........     0.440987         0.481164           0
 01/01/2011 to 12/31/2011........     0.481164         0.472701           0
 01/01/2012 to 12/31/2012........     0.472701         0.535370           0
 01/01/2013 to 12/31/2013........     0.535370         0.717532           0
 01/01/2014 to 12/31/2014........     0.717532         0.764818           0
 01/01/2015 to 12/31/2015........     0.764818         0.828686           0
 01/01/2016 to 12/31/2016........     0.828686         0.811222           0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2007 to 12/31/2007........     8.840718         9.902842           0
 01/01/2008 to 12/31/2008........     9.902842         5.247025           0
 01/01/2009 to 12/31/2009........     5.247025         7.390820           0
 01/01/2010 to 12/31/2010........     7.390820         7.925291           0
 01/01/2011 to 12/31/2011........     7.925291         7.661421           0
 01/01/2012 to 04/27/2012........     7.661421         8.602254           0
Jennison Growth Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     0.476150         0.520544           0
 01/01/2008 to 12/31/2008........     0.520544         0.323598           0
 01/01/2009 to 12/31/2009........     0.323598         0.443694           0
 01/01/2010 to 12/31/2010........     0.443694         0.484673           0
 01/01/2011 to 12/31/2011........     0.484673         0.476554           0
 01/01/2012 to 12/31/2012........     0.476554         0.539836           0
 01/01/2013 to 12/31/2013........     0.539836         0.724423           0
 01/01/2014 to 12/31/2014........     0.724423         0.772972           0
 01/01/2015 to 12/31/2015........     0.772972         0.838469           0
 01/01/2016 to 12/31/2016........     0.838469         0.821757           0
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012668         1.045714           0
 01/01/2013 to 12/31/2013........     1.045714         1.137624           0
 01/01/2014 to 12/31/2014........     1.137624         1.192884           0
 01/01/2015 to 12/31/2015........     1.192884         1.179718           0
 01/01/2016 to 12/31/2016........     1.179718         1.189927           0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.635203        13.830511           0
 01/01/2014 to 12/31/2014........    13.830511        14.026669           0
 01/01/2015 to 12/31/2015........    14.026669        13.917697           0
 01/01/2016 to 12/31/2016........    13.917697        14.293819           0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997808         7.953452           0
 01/01/2009 to 12/31/2009........     7.953452         9.965494           0
 01/01/2010 to 12/31/2010........     9.965494        10.922891           0
 01/01/2011 to 12/31/2011........    10.922891        10.935571           0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   10.935571        12.056927            0
 01/01/2013 to 04/26/2013........   12.056927        12.561482            0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    2.969603         3.248832            0
 01/01/2008 to 12/31/2008........    3.248832         2.036109            0
 01/01/2009 to 12/31/2009........    2.036109         2.593075            0
 01/01/2010 to 12/31/2010........    2.593075         3.233368            0
 01/01/2011 to 12/31/2011........    3.233368         3.180202            0
 01/01/2012 to 12/31/2012........    3.180202         3.561646            0
 01/01/2013 to 12/31/2013........    3.561646         4.911543            0
 01/01/2014 to 12/31/2014........    4.911543         4.982868            0
 01/01/2015 to 12/31/2015........    4.982868         4.799098            0
 01/01/2016 to 12/31/2016........    4.799098         5.596555            0
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2007 to 12/31/2007........    2.997363         3.282314            0
 01/01/2008 to 12/31/2008........    3.282314         2.059162            0
 01/01/2009 to 12/31/2009........    2.059162         2.624934            0
 01/01/2010 to 12/31/2010........    2.624934         3.276451            0
 01/01/2011 to 12/31/2011........    3.276451         3.225846            0
 01/01/2012 to 12/31/2012........    3.225846         3.616290            0
 01/01/2013 to 12/31/2013........    3.616290         4.991926            0
 01/01/2014 to 12/31/2014........    4.991926         5.069264            0
 01/01/2015 to 12/31/2015........    5.069264         4.887356            0
 01/01/2016 to 12/31/2016........    4.887356         5.705084            0
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........    1.050265         1.073770            0
 01/01/2008 to 12/31/2008........    1.073770         0.617672            0
 01/01/2009 to 12/31/2009........    0.617672         0.785110            0
 01/01/2010 to 12/31/2010........    0.785110         1.010819            0
 01/01/2011 to 12/31/2011........    1.010819         1.018044            0
 01/01/2012 to 12/31/2012........    1.018044         1.106481            0
 01/01/2013 to 12/31/2013........    1.106481         1.609303            0
 01/01/2014 to 12/31/2014........    1.609303         1.592174            0
 01/01/2015 to 12/31/2015........    1.592174         1.582918            0
 01/01/2016 to 12/31/2016........    1.582918         1.645400            0
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    3.603719         3.282074            0
 01/01/2008 to 12/31/2008........    3.282074         1.732791            0
 01/01/2009 to 12/31/2009........    1.732791         2.398216            0
 01/01/2010 to 12/31/2010........    2.398216         2.697727            0
 01/01/2011 to 12/31/2011........    2.697727         2.816051            0
 01/01/2012 to 12/31/2012........    2.816051         3.079652            0
 01/01/2013 to 12/31/2013........    3.079652         4.120794            0
 01/01/2014 to 12/31/2014........    4.120794         4.106800            0
 01/01/2015 to 12/31/2015........    4.106800         3.636404            0
 01/01/2016 to 12/31/2016........    3.636404         4.371816            0
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........    3.683397         3.357988            0
 01/01/2008 to 12/31/2008........    3.357988         1.774630            0
 01/01/2009 to 12/31/2009........    1.774630         2.458519            0
 01/01/2010 to 12/31/2010........    2.458519         2.768275            0
 01/01/2011 to 12/31/2011........    2.768275         2.892611            0
 01/01/2012 to 12/31/2012........    2.892611         3.166567            0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     3.166567         4.241455              0
 01/01/2014 to 12/31/2014........     4.241455         4.231240              0
 01/01/2015 to 12/31/2015........     4.231240         3.750264              0
 01/01/2016 to 12/31/2016........     3.750264         4.513320              0
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987262         9.727418              0
 01/01/2012 to 12/31/2012........     9.727418         9.953093              0
 01/01/2013 to 12/31/2013........     9.953093         9.869245              0
 01/01/2014 to 12/31/2014........     9.869245         9.776144              0
 01/01/2015 to 12/31/2015........     9.776144         9.522905              0
 01/01/2016 to 12/31/2016........     9.522905         9.626823              0
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........    37.160821        38.466755              0
 01/01/2008 to 12/31/2008........    38.466755        28.290109              0
 01/01/2009 to 12/31/2009........    28.290109        32.444336              0
 01/01/2010 to 12/31/2010........    32.444336        34.764372              0
 01/01/2011 to 12/31/2011........    34.764372        35.300502              0
 01/01/2012 to 12/31/2012........    35.300502        38.787142              0
 01/01/2013 to 12/31/2013........    38.787142        45.728312              0
 01/01/2014 to 12/31/2014........    45.728312        49.430827              0
 01/01/2015 to 12/31/2015........    49.430827        49.563818              0
 01/01/2016 to 12/31/2016........    49.563818        51.857423              0
Met/Wellington Core Equity Opportunities Sub-Account (Class B) (previously WMC Core
Equity Opportunities Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     3.495569         3.574789              0
 01/01/2008 to 12/31/2008........     3.574789         2.119052              0
 01/01/2009 to 12/31/2009........     2.119052         2.734508              0
 01/01/2010 to 12/31/2010........     2.734508         2.994301              0
 01/01/2011 to 12/31/2011........     2.994301         2.809823              0
 01/01/2012 to 12/31/2012........     2.809823         3.101365              0
 01/01/2013 to 12/31/2013........     3.101365         4.054071              0
 01/01/2014 to 12/31/2014........     4.054071         4.385224              0
 01/01/2015 to 12/31/2015........     4.385224         4.390446              0
 01/01/2016 to 12/31/2016........     4.390446         4.607146              0
Met/Wellington Core Equity Opportunities Sub-Account (Class E) (previously WMC Core
Equity Opportunities Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     3.534201         3.617358              0
 01/01/2008 to 12/31/2008........     3.617358         2.146486              0
 01/01/2009 to 12/31/2009........     2.146486         2.773631              0
 01/01/2010 to 12/31/2010........     2.773631         3.040008          4,167
 01/01/2011 to 12/31/2011........     3.040008         2.855392              0
 01/01/2012 to 12/31/2012........     2.855392         3.154026              0
 01/01/2013 to 12/31/2013........     3.154026         4.128158              0
 01/01/2014 to 12/31/2014........     4.128158         4.469125              0
 01/01/2015 to 12/31/2015........     4.469125         4.479919              0
 01/01/2016 to 12/31/2016........     4.479919         4.705284              0
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap
Research Sub-Account (Class B))
 04/30/2007 to 12/31/2007........     6.768414         6.799072              0
 01/01/2008 to 12/31/2008........     6.799072         4.177765              0
 01/01/2009 to 12/31/2009........     4.177765         4.881145              0
 01/01/2010 to 12/31/2010........     4.881145         5.380449              0
 01/01/2011 to 12/31/2011........     5.380449         5.287579              0
 01/01/2012 to 12/31/2012........     5.287579         5.877458              0
 01/01/2013 to 12/31/2013........     5.877458         7.736180              0
 01/01/2014 to 12/31/2014........     7.736180         8.607096              0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     8.607096         8.815807           0
 01/01/2016 to 12/31/2016........     8.815807         9.356533           0
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-
Account)
 01/01/2007 to 04/27/2007........     6.521369         6.825799           0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2007 to 12/31/2007........    12.591182        12.743909           0
 01/01/2008 to 12/31/2008........    12.743909         7.438255           0
 01/01/2009 to 12/31/2009........     7.438255         9.586847           0
 01/01/2010 to 12/31/2010........     9.586847        10.871608           0
 01/01/2011 to 04/29/2011........    10.871608        11.765635           0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    11.729859        10.005740           0
 01/01/2012 to 12/31/2012........    10.005740        11.448454           0
 01/01/2013 to 12/31/2013........    11.448454        14.533069           0
 01/01/2014 to 12/31/2014........    14.533069        14.970161           0
 01/01/2015 to 12/31/2015........    14.970161        14.379011           0
 01/01/2016 to 12/31/2016........    14.379011        15.359722           0
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    10.748706        11.121648           0
 01/01/2008 to 12/31/2008........    11.121648         9.332420           0
 01/01/2009 to 12/31/2009........     9.332420        11.025256           0
 01/01/2010 to 12/31/2010........    11.025256        11.893314           0
 01/01/2011 to 12/31/2011........    11.893314        12.037521           0
 01/01/2012 to 12/31/2012........    12.037521        12.880934           0
 01/01/2013 to 12/31/2013........    12.880934        13.167031           0
 01/01/2014 to 12/31/2014........    13.167031        13.483459           0
 01/01/2015 to 12/31/2015........    13.483459        13.139061           0
 01/01/2016 to 12/31/2016........    13.139061        13.462318           0
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.236068        11.542222           0
 01/01/2008 to 12/31/2008........    11.542222         8.869808           0
 01/01/2009 to 12/31/2009........     8.869808        10.752727           0
 01/01/2010 to 12/31/2010........    10.752727        11.754767           0
 01/01/2011 to 12/31/2011........    11.754767        11.643373           0
 01/01/2012 to 12/31/2012........    11.643373        12.719620           0
 01/01/2013 to 12/31/2013........    12.719620        13.829870           0
 01/01/2014 to 12/31/2014........    13.829870        14.223841           0
 01/01/2015 to 12/31/2015........    14.223841        13.792517           0
 01/01/2016 to 12/31/2016........    13.792517        14.342447           0
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.736267        12.002559           0
 01/01/2008 to 12/31/2008........    12.002559         8.395648           0
 01/01/2009 to 12/31/2009........     8.395648        10.412715           0
 01/01/2010 to 12/31/2010........    10.412715        11.550962           0
 01/01/2011 to 12/31/2011........    11.550962        11.167718           0
 01/01/2012 to 12/31/2012........    11.167718        12.394782           0
 01/01/2013 to 12/31/2013........    12.394782        14.334379           0
 01/01/2014 to 12/31/2014........    14.334379        14.760146           0
 01/01/2015 to 12/31/2015........    14.760146        14.284417           0
 01/01/2016 to 12/31/2016........    14.284417        14.996425           0
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    12.237564        12.455699           0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    12.455699         7.921111              0
 01/01/2009 to 12/31/2009........     7.921111        10.023192              0
 01/01/2010 to 12/31/2010........    10.023192        11.269006              0
 01/01/2011 to 12/31/2011........    11.269006        10.629630              0
 01/01/2012 to 12/31/2012........    10.629630        12.021084              0
 01/01/2013 to 12/31/2013........    12.021084        14.647756              0
 01/01/2014 to 12/31/2014........    14.647756        15.108218              0
 01/01/2015 to 12/31/2015........    15.108218        14.557831              0
 01/01/2016 to 12/31/2016........    14.557831        15.431226              0
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997808         7.004603              0
 01/01/2009 to 12/31/2009........     7.004603         8.826233              0
 01/01/2010 to 12/31/2010........     8.826233         9.520657              0
 01/01/2011 to 12/31/2011........     9.520657         9.168208              0
 01/01/2012 to 12/31/2012........     9.168208        10.434613              0
 01/01/2013 to 04/26/2013........    10.434613        11.212020              0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.284122        12.810885              0
 01/01/2014 to 04/25/2014........    12.810885        12.735010              0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.940857        10.360261              0
 01/01/2013 to 12/31/2013........    10.360261        11.613582              0
 01/01/2014 to 12/31/2014........    11.613582        12.481947              0
 01/01/2015 to 12/31/2015........    12.481947        11.734656              0
 01/01/2016 to 12/31/2016........    11.734656        12.464479              0
MetLife Mid Cap Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     1.501896         1.582642              0
 01/01/2008 to 12/31/2008........     1.582642         0.986884              0
 01/01/2009 to 12/31/2009........     0.986884         1.323089              0
 01/01/2010 to 12/31/2010........     1.323089         1.634043              0
 01/01/2011 to 12/31/2011........     1.634043         1.566712              0
 01/01/2012 to 12/31/2012........     1.566712         1.801632              0
 01/01/2013 to 12/31/2013........     1.801632         2.345741              0
 01/01/2014 to 12/31/2014........     2.345741         2.511408              0
 01/01/2015 to 12/31/2015........     2.511408         2.397144              0
 01/01/2016 to 12/31/2016........     2.397144         2.822879              0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.765806        11.211664              0
 01/01/2014 to 12/31/2014........    11.211664        12.007408              0
 01/01/2015 to 12/31/2015........    12.007408        11.627000              0
 01/01/2016 to 12/31/2016........    11.627000        11.893840              0
MetLife Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     3.887365         3.999512          6,384
 01/01/2008 to 12/31/2008........     3.999512         2.459423          6,997
 01/01/2009 to 12/31/2009........     2.459423         3.035595          7,117
 01/01/2010 to 12/31/2010........     3.035595         3.406687          2,652
 01/01/2011 to 12/31/2011........     3.406687         3.393975              0
 01/01/2012 to 12/31/2012........     3.393975         3.839658              0
 01/01/2013 to 12/31/2013........     3.839658         4.956683              0
 01/01/2014 to 12/31/2014........     4.956683         5.494946              0
 01/01/2015 to 12/31/2015........     5.494946         5.435327              0
 01/01/2016 to 12/31/2016........     5.435327         5.934140              0
MFS(Reg. TM) Research International Sub-Account

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........   1.565737           1.738529         29,374
 01/01/2008 to 12/31/2008........   1.738529           0.982080         34,602
 01/01/2009 to 12/31/2009........   0.982080           1.266497         34,354
 01/01/2010 to 12/31/2010........   1.266497           1.383018         10,509
 01/01/2011 to 12/31/2011........   1.383018           1.210426              0
 01/01/2012 to 12/31/2012........   1.210426           1.384551              0
 01/01/2013 to 12/31/2013........   1.384551           1.618490              0
 01/01/2014 to 12/31/2014........   1.618490           1.476185              0
 01/01/2015 to 12/31/2015........   1.476185           1.421283              0
 01/01/2016 to 12/31/2016........   1.421283           1.380944              0
MFS(Reg. TM) Total Return Sub-Account
 01/01/2007 to 12/31/2007........   3.977223           4.058554          5,323
 01/01/2008 to 12/31/2008........   4.058554           3.088939          5,885
 01/01/2009 to 12/31/2009........   3.088939           3.581972          5,371
 01/01/2010 to 12/31/2010........   3.581972           3.855088          5,165
 01/01/2011 to 12/31/2011........   3.855088           3.860500          5,139
 01/01/2012 to 12/31/2012........   3.860500           4.211544          4,931
 01/01/2013 to 12/31/2013........   4.211544           4.900110          4,648
 01/01/2014 to 12/31/2014........   4.900110           5.204798              0
 01/01/2015 to 12/31/2015........   5.204798           5.081345              0
 01/01/2016 to 12/31/2016........   5.081345           5.425164              0
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.405441           1.322000              0
 01/01/2008 to 12/31/2008........   1.322000           0.859026              0
 01/01/2009 to 12/31/2009........   0.859026           1.015342              0
 01/01/2010 to 12/31/2010........   1.015342           1.106509              0
 01/01/2011 to 12/31/2011........   1.106509           1.091573              0
 01/01/2012 to 12/31/2012........   1.091573           1.244435              0
 01/01/2013 to 12/31/2013........   1.244435           1.651447              0
 01/01/2014 to 12/31/2014........   1.651447           1.789718              0
 01/01/2015 to 12/31/2015........   1.789718           1.747883              0
 01/01/2016 to 12/31/2016........   1.747883           1.954770              0
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........   2.867462           2.921095              0
 01/01/2008 to 12/31/2008........   2.921095           1.743542              0
 01/01/2009 to 12/31/2009........   1.743542           2.076217              0
 01/01/2010 to 12/31/2010........   2.076217           2.325699              0
 01/01/2011 to 12/31/2011........   2.325699           2.134183              0
 01/01/2012 to 12/31/2012........   2.134183           2.415317              0
 01/01/2013 to 04/26/2013........   2.415317           2.654090              0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.997808           6.572873              0
 01/01/2009 to 12/31/2009........   6.572873           8.045949              0
 01/01/2010 to 12/31/2010........   8.045949           8.756079              0
 01/01/2011 to 12/31/2011........   8.756079           8.536101              0
 01/01/2012 to 12/31/2012........   8.536101           9.530487              0
 01/01/2013 to 04/26/2013........   9.530487          10.419908              0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.416466           1.333724              0
 01/01/2008 to 12/31/2008........   1.333724           0.867848              0
 01/01/2009 to 12/31/2009........   0.867848           1.026500              0
 01/01/2010 to 12/31/2010........   1.026500           1.119415              0
 01/01/2011 to 12/31/2011........   1.119415           1.106136              0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   1.106136         1.261851             0
 01/01/2013 to 12/31/2013........   1.261851         1.677626             0
 01/01/2014 to 12/31/2014........   1.677626         1.819176             0
 01/01/2015 to 12/31/2015........   1.819176         1.778329             0
 01/01/2016 to 12/31/2016........   1.778329         1.990659             0
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2007 to 12/31/2007........   2.899017         2.956140             0
 01/01/2008 to 12/31/2008........   2.956140         1.766455             0
 01/01/2009 to 12/31/2009........   1.766455         2.106487             0
 01/01/2010 to 12/31/2010........   2.106487         2.362064             0
 01/01/2011 to 12/31/2011........   2.362064         2.169566             0
 01/01/2012 to 12/31/2012........   2.169566         2.457873             0
 01/01/2013 to 04/26/2013........   2.457873         2.701812             0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.189517         1.376040             0
 01/01/2011 to 12/31/2011........   1.376040         1.255476             0
 01/01/2012 to 12/31/2012........   1.255476         1.344699             0
 01/01/2013 to 12/31/2013........   1.344699         1.832451             0
 01/01/2014 to 12/31/2014........   1.832451         1.814377             0
 01/01/2015 to 12/31/2015........   1.814377         1.689115             0
 01/01/2016 to 12/31/2016........   1.689115         1.515590             0
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2007 to 12/31/2007........   1.799673         1.906904             0
 01/01/2008 to 12/31/2008........   1.906904         0.832960             0
 01/01/2009 to 12/31/2009........   0.832960         1.090245             0
 01/01/2010 to 04/30/2010........   1.090245         1.177657             0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........   1.459077         1.580475             0
 01/01/2008 to 12/31/2008........   1.580475         0.895362             0
 01/01/2009 to 12/31/2009........   0.895362         1.125896             0
 01/01/2010 to 12/31/2010........   1.125896         1.190946             0
 01/01/2011 to 12/31/2011........   1.190946         1.019733             0
 01/01/2012 to 12/31/2012........   1.019733         1.179584             0
 01/01/2013 to 12/31/2013........   1.179584         1.405062             0
 01/01/2014 to 12/31/2014........   1.405062         1.290913             0
 01/01/2015 to 12/31/2015........   1.290913         1.249152             0
 01/01/2016 to 12/31/2016........   1.249152         1.236662             0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2007 to 12/31/2007........   2.051324         1.936260             0
 01/01/2008 to 12/31/2008........   1.936260         1.166077             0
 01/01/2009 to 12/31/2009........   1.166077         1.289674             0
 01/01/2010 to 12/31/2010........   1.289674         1.533945             0
 01/01/2011 to 12/31/2011........   1.533945         1.586433             0
 01/01/2012 to 12/31/2012........   1.586433         1.706508             0
 01/01/2013 to 12/31/2013........   1.706508         2.311529             0
 01/01/2014 to 12/31/2014........   2.311529         2.258944             0
 01/01/2015 to 12/31/2015........   2.258944         2.222626             0
 01/01/2016 to 12/31/2016........   2.222626         2.579361             0
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........   1.584402         1.510768             0
 01/01/2008 to 12/31/2008........   1.510768         0.913605             0
 01/01/2009 to 12/31/2009........   0.913605         1.224720             0
 01/01/2010 to 12/31/2010........   1.224720         1.474907             0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     1.474907         1.369476              0
 01/01/2012 to 12/31/2012........     1.369476         1.413162              0
 01/01/2013 to 04/26/2013........     1.413162         1.529337              0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2007 to 12/31/2007........     2.060858         1.947570              0
 01/01/2008 to 12/31/2008........     1.947570         1.173927              0
 01/01/2009 to 12/31/2009........     1.173927         1.299356              0
 01/01/2010 to 12/31/2010........     1.299356         1.546870              0
 01/01/2011 to 12/31/2011........     1.546870         1.600586              0
 01/01/2012 to 12/31/2012........     1.600586         1.724061              0
 01/01/2013 to 12/31/2013........     1.724061         2.338417              0
 01/01/2014 to 12/31/2014........     2.338417         2.287735              0
 01/01/2015 to 12/31/2015........     2.287735         2.252032              0
 01/01/2016 to 12/31/2016........     2.252032         2.616704              0
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    18.198977        18.953574              0
 01/01/2008 to 12/31/2008........    18.953574        11.042416              0
 01/01/2009 to 12/31/2009........    11.042416        15.131762              0
 01/01/2010 to 12/31/2010........    15.131762        17.194680              0
 01/01/2011 to 12/31/2011........    17.194680        15.438072              0
 01/01/2012 to 12/31/2012........    15.438072        18.334900              0
 01/01/2013 to 12/31/2013........    18.334900        22.844756              0
 01/01/2014 to 12/31/2014........    22.844756        22.872075              0
 01/01/2015 to 12/31/2015........    22.872075        23.301469              0
 01/01/2016 to 12/31/2016........    23.301469        22.892810              0
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997808         6.542150              0
 01/01/2009 to 12/31/2009........     6.542150         8.504455              0
 01/01/2010 to 12/31/2010........     8.504455         8.974582              0
 01/01/2011 to 12/31/2011........     8.974582         8.190443              0
 01/01/2012 to 12/31/2012........     8.190443         9.810735              0
 01/01/2013 to 04/26/2013........     9.810735        10.409957              0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999726         1.031307              0
 01/01/2015 to 12/31/2015........     1.031307         0.955515              0
 01/01/2016 to 12/31/2016........     0.955515         1.040777              0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2007 to 12/31/2007........    10.861374        11.794647              0
 01/01/2008 to 12/31/2008........    11.794647        10.764016              0
 01/01/2009 to 12/31/2009........    10.764016        12.455249              0
 01/01/2010 to 12/31/2010........    12.455249        13.156186          1,381
 01/01/2011 to 12/31/2011........    13.156186        14.333177              0
 01/01/2012 to 12/31/2012........    14.333177        15.330728              0
 01/01/2013 to 12/31/2013........    15.330728        13.633315              0
 01/01/2014 to 12/31/2014........    13.633315        13.749969              0
 01/01/2015 to 12/31/2015........    13.749969        13.058503              0
 01/01/2016 to 12/31/2016........    13.058503        13.437867              0
PIMCO Total Return Sub-Account
 01/01/2007 to 12/31/2007........     1.213051         1.278841              0
 01/01/2008 to 12/31/2008........     1.278841         1.258590              0
 01/01/2009 to 12/31/2009........     1.258590         1.456091         16,244
 01/01/2010 to 12/31/2010........     1.456091         1.543879         28,469
 01/01/2011 to 12/31/2011........     1.543879         1.561358         16,437

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     1.561358         1.672155         16,677
 01/01/2013 to 12/31/2013........     1.672155         1.607649         19,256
 01/01/2014 to 12/31/2014........     1.607649         1.641871         19,736
 01/01/2015 to 12/31/2015........     1.641871         1.609439         20,051
 01/01/2016 to 12/31/2016........     1.609439         1.618741         20,664
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.707619        10.829483              0
 01/01/2013 to 12/31/2013........    10.829483        10.135280              0
 01/01/2014 to 12/31/2014........    10.135280        10.685315              0
 01/01/2015 to 12/31/2015........    10.685315        10.518770              0
 01/01/2016 to 12/31/2016........    10.518770        10.446304              0
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.214422        10.708061              0
 01/01/2014 to 12/31/2014........    10.708061        11.402991              0
 01/01/2015 to 12/31/2015........    11.402991        11.037311              0
 01/01/2016 to 12/31/2016........    11.037311        11.312734              0
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........     1.751677         1.687534              0
 01/01/2008 to 12/31/2008........     1.687534         1.097067              0
 01/01/2009 to 12/31/2009........     1.097067         1.351281              0
 01/01/2010 to 12/31/2010........     1.351281         1.676586              0
 01/01/2011 to 12/31/2011........     1.676586         1.572993              0
 01/01/2012 to 12/31/2012........     1.572993         1.789160              0
 01/01/2013 to 12/31/2013........     1.789160         2.423370              0
 01/01/2014 to 12/31/2014........     2.423370         2.488958              0
 01/01/2015 to 12/31/2015........     2.488958         2.330083              0
 01/01/2016 to 12/31/2016........     2.330083         2.762723              0
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010646         1.063752              0
 01/01/2013 to 12/31/2013........     1.063752         1.148115              0
 01/01/2014 to 12/31/2014........     1.148115         1.212476              0
 01/01/2015 to 12/31/2015........     1.212476         1.178019              0
 01/01/2016 to 12/31/2016........     1.178019         1.219970              0
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.077806        11.443456              0
 01/01/2008 to 12/31/2008........    11.443456         8.405364              0
 01/01/2009 to 12/31/2009........     8.405364        10.289366              0
 01/01/2010 to 12/31/2010........    10.289366        11.320109              0
 01/01/2011 to 12/31/2011........    11.320109        11.214160              0
 01/01/2012 to 12/31/2012........    11.214160        12.402825              0
 01/01/2013 to 12/31/2013........    12.402825        13.729365              0
 01/01/2014 to 12/31/2014........    13.729365        14.239631              0
 01/01/2015 to 12/31/2015........    14.239631        13.683623              0
 01/01/2016 to 12/31/2016........    13.683623        14.188486              0
SSGA Growth ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.330716        11.729135              0
 01/01/2008 to 12/31/2008........    11.729135         7.706018              0
 01/01/2009 to 12/31/2009........     7.706018         9.751408              0
 01/01/2010 to 12/31/2010........     9.751408        10.911323              0
 01/01/2011 to 12/31/2011........    10.911323        10.467971              0
 01/01/2012 to 12/31/2012........    10.467971        11.801933              0
 01/01/2013 to 12/31/2013........    11.801933        13.658939              0
 01/01/2014 to 12/31/2014........    13.658939        14.108626              0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   14.108626        13.509623               0
 01/01/2016 to 12/31/2016........   13.509623        14.153127               0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    1.345040         1.438905               0
 01/01/2008 to 12/31/2008........    1.438905         0.817942               0
 01/01/2009 to 12/31/2009........    0.817942         1.146796               0
 01/01/2010 to 12/31/2010........    1.146796         1.312318               0
 01/01/2011 to 12/31/2011........    1.312318         1.269208               0
 01/01/2012 to 12/31/2012........    1.269208         1.476255               0
 01/01/2013 to 12/31/2013........    1.476255         2.008028               0
 01/01/2014 to 12/31/2014........    2.008028         2.141983               0
 01/01/2015 to 12/31/2015........    2.141983         2.320289               0
 01/01/2016 to 12/31/2016........    2.320289         2.309182               0
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2007 to 12/31/2007........    0.476513         0.614258               0
 01/01/2008 to 12/31/2008........    0.614258         0.334424               0
 01/01/2009 to 12/31/2009........    0.334424         0.521127               0
 01/01/2010 to 12/31/2010........    0.521127         0.652263           8,245
 01/01/2011 to 12/31/2011........    0.652263         0.576104               0
 01/01/2012 to 12/31/2012........    0.576104         0.633062               0
 01/01/2013 to 04/26/2013........    0.633062         0.660745               0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........    0.812900         0.937244               0
 01/01/2008 to 12/31/2008........    0.937244         0.553471               0
 01/01/2009 to 12/31/2009........    0.553471         0.789205               0
 01/01/2010 to 12/31/2010........    0.789205         0.987744               0
 01/01/2011 to 12/31/2011........    0.987744         0.952270               0
 01/01/2012 to 12/31/2012........    0.952270         1.061022               0
 01/01/2013 to 12/31/2013........    1.061022         1.420450               0
 01/01/2014 to 12/31/2014........    1.420450         1.570187               0
 01/01/2015 to 12/31/2015........    1.570187         1.641807               0
 01/01/2016 to 12/31/2016........    1.641807         1.709326               0
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........    1.388395         1.490474               0
 01/01/2008 to 12/31/2008........    1.490474         0.930298               0
 01/01/2009 to 12/31/2009........    0.930298         1.264181               0
 01/01/2010 to 12/31/2010........    1.264181         1.668700               0
 01/01/2011 to 12/31/2011........    1.668700         1.659393               0
 01/01/2012 to 12/31/2012........    1.659393         1.885107               0
 01/01/2013 to 12/31/2013........    1.885107         2.664000               0
 01/01/2014 to 12/31/2014........    2.664000         2.784802               0
 01/01/2015 to 12/31/2015........    2.784802         2.796908               0
 01/01/2016 to 12/31/2016........    2.796908         3.056326               0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    1.922353         1.953871               0
 01/01/2008 to 12/31/2008........    1.953871         1.623539               0
 01/01/2009 to 12/31/2009........    1.623539         2.098953               0
 01/01/2010 to 12/31/2010........    2.098953         2.313659               0
 01/01/2011 to 12/31/2011........    2.313659         2.400304               0
 01/01/2012 to 12/31/2012........    2.400304         2.618216               0
 01/01/2013 to 12/31/2013........    2.618216         2.587590               0
 01/01/2014 to 12/31/2014........    2.587590         2.670504               0
 01/01/2015 to 12/31/2015........    2.670504         2.565250               0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........   2.565250         2.723212                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2007 to 12/31/2007........   1.702066         1.777451           16,542
 01/01/2008 to 12/31/2008........   1.777451         1.418053           16,542
 01/01/2009 to 12/31/2009........   1.418053         1.901124           16,542
 01/01/2010 to 12/31/2010........   1.901124         2.105108            8,601
 01/01/2011 to 12/31/2011........   2.105108         2.155533                0
 01/01/2012 to 12/31/2012........   2.155533         2.386163                0
 01/01/2013 to 12/31/2013........   2.386163         2.525538                0
 01/01/2014 to 12/31/2014........   2.525538         2.595073                0
 01/01/2015 to 12/31/2015........   2.595073         2.488372                0
 01/01/2016 to 04/29/2016........   2.488372         2.558949                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.942114         1.977469           12,912
 01/01/2008 to 12/31/2008........   1.977469         1.645262           10,353
 01/01/2009 to 12/31/2009........   1.645262         2.128380           10,246
 01/01/2010 to 12/31/2010........   2.128380         2.349605            7,730
 01/01/2011 to 12/31/2011........   2.349605         2.439678                0
 01/01/2012 to 12/31/2012........   2.439678         2.661260                0
 01/01/2013 to 12/31/2013........   2.661260         2.632954                0
 01/01/2014 to 12/31/2014........   2.632954         2.720150                0
 01/01/2015 to 12/31/2015........   2.720150         2.615745                0
 01/01/2016 to 12/31/2016........   2.615745         2.781252                0
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.503823         1.533336                0
 01/01/2008 to 12/31/2008........   1.533336         1.494894                0
 01/01/2009 to 12/31/2009........   1.494894         1.525083                0
 01/01/2010 to 12/31/2010........   1.525083         1.576994                0
 01/01/2011 to 12/31/2011........   1.576994         1.627250                0
 01/01/2012 to 12/31/2012........   1.627250         1.643466                0
 01/01/2013 to 12/31/2013........   1.643466         1.596338                0
 01/01/2014 to 12/31/2014........   1.596338         1.604630                0
 01/01/2015 to 12/31/2015........   1.604630         1.577684                0
 01/01/2016 to 12/31/2016........   1.577684         1.562237                0
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.519791         1.551092           31,051
 01/01/2008 to 12/31/2008........   1.551092         1.513788           25,304
 01/01/2009 to 12/31/2009........   1.513788         1.545923           12,444
 01/01/2010 to 12/31/2010........   1.545923         1.601247           18,094
 01/01/2011 to 12/31/2011........   1.601247         1.652531           12,372
 01/01/2012 to 12/31/2012........   1.652531         1.670613           12,432
 01/01/2013 to 12/31/2013........   1.670613         1.625259           14,014
 01/01/2014 to 12/31/2014........   1.625259         1.633919                0
 01/01/2015 to 12/31/2015........   1.633919         1.607938                0
 01/01/2016 to 12/31/2016........   1.607938         1.594987                0





                                             AMERICAN FORERUNNER - 2.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2007 to 12/31/2007........   14.334049        14.479886          3,527

                                             AMERICAN FORERUNNER - 2.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    14.479886        12.833384          2,647
 01/01/2009 to 12/31/2009........    12.833384        14.129673          3,083
 01/01/2010 to 12/31/2010........    14.129673        14.705690              0
 01/01/2011 to 12/31/2011........    14.705690        15.257050              0
 01/01/2012 to 12/31/2012........    15.257050        15.717356              0
 01/01/2013 to 12/31/2013........    15.717356        15.035953              0
 01/01/2014 to 12/31/2014........    15.035953        15.477388              0
 01/01/2015 to 12/31/2015........    15.477388        15.174519              0
 01/01/2016 to 12/31/2016........    15.174519        15.273743              0
American Funds Global Small Capitalization Sub-Account
 01/01/2007 to 12/31/2007........     2.741818         3.254883              0
 01/01/2008 to 12/31/2008........     3.254883         1.478985              0
 01/01/2009 to 12/31/2009........     1.478985         2.332502              0
 01/01/2010 to 12/31/2010........     2.332502         2.791847              0
 01/01/2011 to 12/31/2011........     2.791847         2.207199              0
 01/01/2012 to 12/31/2012........     2.207199         2.550103              0
 01/01/2013 to 12/31/2013........     2.550103         3.198501              0
 01/01/2014 to 12/31/2014........     3.198501         3.193709              0
 01/01/2015 to 12/31/2015........     3.193709         3.130929              0
 01/01/2016 to 12/31/2016........     3.130929         3.125506              0
American Funds Growth Sub-Account
 01/01/2007 to 12/31/2007........    13.121973        14.412573          3,614
 01/01/2008 to 12/31/2008........    14.412573         7.894669          4,730
 01/01/2009 to 12/31/2009........     7.894669        10.761257          4,211
 01/01/2010 to 12/31/2010........    10.761257        12.487626          2,790
 01/01/2011 to 12/31/2011........    12.487626        11.688105          2,139
 01/01/2012 to 12/31/2012........    11.688105        13.471164          2,070
 01/01/2013 to 12/31/2013........    13.471164        17.136505          1,806
 01/01/2014 to 12/31/2014........    17.136505        18.180935          1,782
 01/01/2015 to 12/31/2015........    18.180935        18.995541          1,699
 01/01/2016 to 12/31/2016........    18.995541        20.335133          1,648
American Funds Growth-Income Sub-Account
 01/01/2007 to 12/31/2007........     9.538799         9.795699          5,318
 01/01/2008 to 12/31/2008........     9.795699         5.952088          6,260
 01/01/2009 to 12/31/2009........     5.952088         7.637792          5,929
 01/01/2010 to 12/31/2010........     7.637792         8.321314          3,101
 01/01/2011 to 12/31/2011........     8.321314         7.987642          3,159
 01/01/2012 to 12/31/2012........     7.987642         9.174255          3,040
 01/01/2013 to 12/31/2013........     9.174255        11.975282          2,585
 01/01/2014 to 12/31/2014........    11.975282        12.954040          2,501
 01/01/2015 to 12/31/2015........    12.954040        12.850052          2,511
 01/01/2016 to 12/31/2016........    12.850052        14.011732          2,400





                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   10.162763        10.471033           137
 01/01/2013 to 12/31/2013........   10.471033        11.413417           135
 01/01/2014 to 12/31/2014........   11.413417        12.015497           134
 01/01/2015 to 12/31/2015........   12.015497        11.851706           132

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........    11.851706        12.040799               0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996775         1.036465               0
 01/01/2015 to 12/31/2015........     1.036465         1.006450               0
 01/01/2016 to 12/31/2016........     1.006450         1.006705               0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.007863         6.985127         139,907
 01/01/2009 to 12/31/2009........     6.985127         8.859160         231,006
 01/01/2010 to 12/31/2010........     8.859160         9.744719         257,815
 01/01/2011 to 12/31/2011........     9.744719         9.353610         233,612
 01/01/2012 to 12/31/2012........     9.353610        10.412958         152,536
 01/01/2013 to 12/31/2013........    10.412958        12.104402         130,211
 01/01/2014 to 12/31/2014........    12.104402        12.588722          94,002
 01/01/2015 to 12/31/2015........    12.588722        12.258495          65,479
 01/01/2016 to 12/31/2016........    12.258495        12.960661               0
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.997863         6.335719               0
 01/01/2009 to 12/31/2009........     6.335719         8.328393         149,102
 01/01/2010 to 12/31/2010........     8.328393         9.268914          71,460
 01/01/2011 to 12/31/2011........     9.268914         8.660039          69,031
 01/01/2012 to 12/31/2012........     8.660039         9.864152          64,084
 01/01/2013 to 12/31/2013........     9.864152        12.102611          52,881
 01/01/2014 to 12/31/2014........    12.102611        12.627041         119,860
 01/01/2015 to 12/31/2015........    12.627041        12.289586         109,909
 01/01/2016 to 12/31/2016........    12.289586        13.132000          94,520
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.017862         7.656315           5,891
 01/01/2009 to 12/31/2009........     7.656315         9.265193          22,582
 01/01/2010 to 12/31/2010........     9.265193         9.986512          26,607
 01/01/2011 to 12/31/2011........     9.986512         9.812803          22,902
 01/01/2012 to 12/31/2012........     9.812803        10.665319          19,990
 01/01/2013 to 12/31/2013........    10.665319        11.873550          20,305
 01/01/2014 to 12/31/2014........    11.873550        12.353921          14,871
 01/01/2015 to 12/31/2015........    12.353921        12.027377          10,844
 01/01/2016 to 12/31/2016........    12.027377        12.622329          10,152
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.090112        11.452990             123
 01/01/2013 to 12/31/2013........    11.452990        10.850896             122
 01/01/2014 to 12/31/2014........    10.850896        11.066744             121
 01/01/2015 to 12/31/2015........    11.066744         9.813986             120
 01/01/2016 to 12/31/2016........     9.813986        10.486939               0
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.646278         1.776867         157,716
 01/01/2008 to 12/31/2008........     1.776867         0.971554         133,605
 01/01/2009 to 12/31/2009........     0.971554         1.161317          68,362
 01/01/2010 to 12/31/2010........     1.161317         1.217045          50,576
 01/01/2011 to 12/31/2011........     1.217045         0.953279          46,757
 01/01/2012 to 12/31/2012........     0.953279         1.115823          28,725
 01/01/2013 to 12/31/2013........     1.115823         1.259929          13,416
 01/01/2014 to 12/31/2014........     1.259929         1.194285           7,571
 01/01/2015 to 12/31/2015........     1.194285         1.145802               0
 01/01/2016 to 12/31/2016........     1.145802         1.180430               0
Baillie Gifford International Stock Sub-Account (Class E)

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     1.669638         1.804299         134,983
 01/01/2008 to 12/31/2008........     1.804299         0.987266         112,080
 01/01/2009 to 12/31/2009........     0.987266         1.180843          80,133
 01/01/2010 to 12/31/2010........     1.180843         1.239552          64,374
 01/01/2011 to 12/31/2011........     1.239552         0.972761          61,599
 01/01/2012 to 12/31/2012........     0.972761         1.138887          11,642
 01/01/2013 to 12/31/2013........     1.138887         1.287746           4,291
 01/01/2014 to 12/31/2014........     1.287746         1.222556           4,272
 01/01/2015 to 12/31/2015........     1.222556         1.173203           4,254
 01/01/2016 to 12/31/2016........     1.173203         1.210851           4,233
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.255961         1.313615         405,388
 01/01/2008 to 12/31/2008........     1.313615         1.360718         298,496
 01/01/2009 to 12/31/2009........     1.360718         1.400894         236,253
 01/01/2010 to 12/31/2010........     1.400894         1.452061         236,963
 01/01/2011 to 12/31/2011........     1.452061         1.527812         200,696
 01/01/2012 to 12/31/2012........     1.527812         1.552462         134,389
 01/01/2013 to 12/31/2013........     1.552462         1.483936          81,483
 01/01/2014 to 12/31/2014........     1.483936         1.535004          25,443
 01/01/2015 to 12/31/2015........     1.535004         1.506708          18,269
 01/01/2016 to 12/31/2016........     1.506708         1.509235           9,427
BlackRock Bond Income Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     4.080413         4.242165         269,889
 01/01/2008 to 12/31/2008........     4.242165         4.007559         211,504
 01/01/2009 to 12/31/2009........     4.007559         4.291104         113,500
 01/01/2010 to 12/31/2010........     4.291104         4.547818         212,919
 01/01/2011 to 12/31/2011........     4.547818         4.741413         140,573
 01/01/2012 to 12/31/2012........     4.741413         4.987932         102,458
 01/01/2013 to 12/31/2013........     4.987932         4.842312          34,154
 01/01/2014 to 12/31/2014........     4.842312         5.072192          32,020
 01/01/2015 to 12/31/2015........     5.072192         4.991188          24,029
 01/01/2016 to 12/31/2016........     4.991188         5.035062          22,890
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.563511         2.977089          63,607
 01/01/2008 to 12/31/2008........     2.977089         1.848201          69,761
 01/01/2009 to 12/31/2009........     1.848201         2.474173          29,549
 01/01/2010 to 12/31/2010........     2.474173         2.898829          39,704
 01/01/2011 to 12/31/2011........     2.898829         2.582672          44,729
 01/01/2012 to 12/31/2012........     2.582672         2.888947          32,605
 01/01/2013 to 12/31/2013........     2.888947         3.793705          27,168
 01/01/2014 to 12/31/2014........     3.793705         4.041734          21,280
 01/01/2015 to 12/31/2015........     4.041734         4.201938           9,848
 01/01/2016 to 12/31/2016........     4.201938         4.114679           8,537
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2007 to 12/31/2007........    16.334444        16.613557             429
 01/01/2008 to 12/31/2008........    16.613557         8.968376             427
 01/01/2009 to 05/01/2009........     8.968376         9.342196               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.587987         3.008327          38,513
 01/01/2008 to 12/31/2008........     3.008327         1.869447          40,831
 01/01/2009 to 12/31/2009........     1.869447         2.504793          29,096
 01/01/2010 to 12/31/2010........     2.504793         2.938490          29,482

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     2.938490         2.620652           23,167
 01/01/2012 to 12/31/2012........     2.620652         2.934060            4,887
 01/01/2013 to 12/31/2013........     2.934060         3.857039                0
 01/01/2014 to 12/31/2014........     3.857039         4.113307                0
 01/01/2015 to 12/31/2015........     4.113307         4.280197                0
 01/01/2016 to 12/31/2016........     4.280197         4.195130                0
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.919064        10.202541              140
 01/01/2013 to 12/31/2013........    10.202541        11.036956              139
 01/01/2014 to 12/31/2014........    11.036956        11.464140              137
 01/01/2015 to 12/31/2015........    11.464140        11.230509              136
 01/01/2016 to 12/31/2016........    11.230509        11.501704                0
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.405767         1.421609          169,332
 01/01/2008 to 12/31/2008........     1.421609         0.904612          118,734
 01/01/2009 to 12/31/2009........     0.904612         0.985207           78,428
 01/01/2010 to 12/31/2010........     0.985207         1.052428           54,406
 01/01/2011 to 12/31/2011........     1.052428         1.053301           45,376
 01/01/2012 to 12/31/2012........     1.053301         1.177144           37,759
 01/01/2013 to 12/31/2013........     1.177144         1.520896           28,010
 01/01/2014 to 12/31/2014........     1.520896         1.636229           15,902
 01/01/2015 to 12/31/2015........     1.636229         1.505488            4,603
 01/01/2016 to 12/31/2016........     1.505488         1.743599                0
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.411893         1.429781          183,512
 01/01/2008 to 12/31/2008........     1.429781         0.910804          148,287
 01/01/2009 to 12/31/2009........     0.910804         0.993045          124,060
 01/01/2010 to 12/31/2010........     0.993045         1.061554           67,014
 01/01/2011 to 12/31/2011........     1.061554         1.063242           57,299
 01/01/2012 to 12/31/2012........     1.063242         1.190011           16,157
 01/01/2013 to 12/31/2013........     1.190011         1.539160                0
 01/01/2014 to 12/31/2014........     1.539160         1.657210                0
 01/01/2015 to 12/31/2015........     1.657210         1.526601                0
 01/01/2016 to 12/31/2016........     1.526601         1.768699                0
BlackRock Ultra-Short Term Bond Sub-Account (Class B) (previously BlackRock Money
Market Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     2.009047         2.064890          771,872
 01/01/2008 to 12/31/2008........     2.064890         2.077539        1,019,356
 01/01/2009 to 12/31/2009........     2.077539         2.042576          685,901
 01/01/2010 to 12/31/2010........     2.042576         2.003130          470,728
 01/01/2011 to 12/31/2011........     2.003130         1.964550          426,605
 01/01/2012 to 12/31/2012........     1.964550         1.926404          233,295
 01/01/2013 to 12/31/2013........     1.926404         1.889201           51,453
 01/01/2014 to 12/31/2014........     1.889201         1.852716           33,546
 01/01/2015 to 12/31/2015........     1.852716         1.816936           10,748
 01/01/2016 to 12/31/2016........     1.816936         1.783845            8,184
Clarion Global Real Estate Sub-Account
 01/01/2007 to 12/31/2007........    19.168944        15.975954           43,562
 01/01/2008 to 12/31/2008........    15.975954         9.137518           36,005
 01/01/2009 to 12/31/2009........     9.137518        12.073639           26,398
 01/01/2010 to 12/31/2010........    12.073639        13.747791           20,861
 01/01/2011 to 12/31/2011........    13.747791        12.729591           17,492
 01/01/2012 to 12/31/2012........    12.729591        15.726764           13,061
 01/01/2013 to 12/31/2013........    15.726764        15.969880           10,227

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........    15.969880        17.739388           7,349
 01/01/2015 to 12/31/2015........    17.739388        17.152962           3,441
 01/01/2016 to 12/31/2016........    17.152962        16.968790               0
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.761508         0.763649         100,878
 01/01/2008 to 12/31/2008........     0.763649         0.456406         151,846
 01/01/2009 to 12/31/2009........     0.456406         0.595126         133,470
 01/01/2010 to 12/31/2010........     0.595126         0.722471         170,865
 01/01/2011 to 12/31/2011........     0.722471         0.731557          80,339
 01/01/2012 to 12/31/2012........     0.731557         0.850125          74,156
 01/01/2013 to 12/31/2013........     0.850125         1.213905          66,645
 01/01/2014 to 12/31/2014........     1.213905         1.415378         332,532
 01/01/2015 to 12/31/2015........     1.415378         1.332013          89,854
 01/01/2016 to 12/31/2016........     1.332013         1.341304          26,203
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   127.012722       155.237739              21
 01/01/2008 to 12/31/2008........   155.237739        88.297185           1,290
 01/01/2009 to 12/31/2009........    88.297185       123.701024           2,660
 01/01/2010 to 12/31/2010........   123.701024       132.713434             873
 01/01/2011 to 12/31/2011........   132.713434       120.335091             852
 01/01/2012 to 12/31/2012........   120.335091       144.568361             643
 01/01/2013 to 12/31/2013........   144.568361       182.588883           4,238
 01/01/2014 to 04/25/2014........   182.588883       189.801978               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     9.614354         8.870788           3,545
 01/01/2008 to 12/31/2008........     8.870788         3.947805           4,190
 01/01/2009 to 12/31/2009........     3.947805         5.341592           4,085
 01/01/2010 to 12/31/2010........     5.341592         5.622725           4,211
 01/01/2011 to 04/29/2011........     5.622725         5.967989               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.603221         0.545189         316,070
 01/01/2012 to 12/31/2012........     0.545189         0.633868         223,726
 01/01/2013 to 12/31/2013........     0.633868         0.906648         175,058
 01/01/2014 to 12/31/2014........     0.906648         1.057588         146,739
 01/01/2015 to 12/31/2015........     1.057588         0.995813         148,663
 01/01/2016 to 12/31/2016........     0.995813         1.004283         150,582
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     0.969747         0.895651         217,806
 01/01/2008 to 12/31/2008........     0.895651         0.398937         243,992
 01/01/2009 to 12/31/2009........     0.398937         0.539751         264,406
 01/01/2010 to 12/31/2010........     0.539751         0.568369         264,543
 01/01/2011 to 04/29/2011........     0.568369         0.603318               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    38.396213        45.270041          11,617
 01/01/2008 to 12/31/2008........    45.270041        24.042822           1,306
 01/01/2009 to 12/31/2009........    24.042822        35.146496           3,279
 01/01/2010 to 12/31/2010........    35.146496        39.636394             489
 01/01/2011 to 12/31/2011........    39.636394        37.611161             548
 01/01/2012 to 12/31/2012........    37.611161        40.824614             261
 01/01/2013 to 12/31/2013........    40.824614        53.022031              69
 01/01/2014 to 12/31/2014........    53.022031        57.653357             497

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   57.653357        58.012356              491
 01/01/2016 to 12/31/2016........   58.012356        59.826375              484
Harris Oakmark International Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    1.942959         1.883919          447,398
 01/01/2008 to 12/31/2008........    1.883919         1.092099          313,868
 01/01/2009 to 12/31/2009........    1.092099         1.660730          399,721
 01/01/2010 to 12/31/2010........    1.660730         1.896109          244,712
 01/01/2011 to 12/31/2011........    1.896109         1.594456          152,826
 01/01/2012 to 12/31/2012........    1.594456         2.020887          136,316
 01/01/2013 to 12/31/2013........    2.020887         2.586144          127,099
 01/01/2014 to 12/31/2014........    2.586144         2.389349          106,978
 01/01/2015 to 12/31/2015........    2.389349         2.237239           80,569
 01/01/2016 to 12/31/2016........    2.237239         2.373457           70,914
Harris Oakmark International Sub-Account (Class E)
 01/01/2007 to 12/31/2007........    1.952280         1.895229           23,624
 01/01/2008 to 12/31/2008........    1.895229         1.099737           22,300
 01/01/2009 to 12/31/2009........    1.099737         1.674551           16,910
 01/01/2010 to 12/31/2010........    1.674551         1.913300            4,825
 01/01/2011 to 12/31/2011........    1.913300         1.611458                0
 01/01/2012 to 12/31/2012........    1.611458         2.042740                0
 01/01/2013 to 12/31/2013........    2.042740         2.617279                0
 01/01/2014 to 12/31/2014........    2.617279         2.421308                0
 01/01/2015 to 12/31/2015........    2.421308         2.268778                0
 01/01/2016 to 12/31/2016........    2.268778         2.409860                0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    1.010622         1.044035           59,724
 01/01/2013 to 12/31/2013........    1.044035         1.042928            1,336
 01/01/2014 to 12/31/2014........    1.042928         1.079866            1,321
 01/01/2015 to 12/31/2015........    1.079866         1.014479            1,307
 01/01/2016 to 12/31/2016........    1.014479         1.111457                0
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    2.351521         2.408451           77,325
 01/01/2013 to 12/31/2013........    2.408451         3.077750           66,410
 01/01/2014 to 12/31/2014........    3.077750         3.309378           37,342
 01/01/2015 to 12/31/2015........    3.309378         2.953971           27,777
 01/01/2016 to 12/31/2016........    2.953971         3.346071            4,769
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2007 to 12/31/2007........    2.505783         2.535528          500,367
 01/01/2008 to 12/31/2008........    2.535528         1.305905          371,535
 01/01/2009 to 12/31/2009........    1.305905         1.892107          352,225
 01/01/2010 to 12/31/2010........    1.892107         2.338972          167,140
 01/01/2011 to 12/31/2011........    2.338972         2.140790          146,705
 01/01/2012 to 04/27/2012........    2.140790         2.363160                0
Invesco Small Cap Growth Sub-account
 01/01/2007 to 12/31/2007........    1.422380         1.549184          181,546
 01/01/2008 to 12/31/2008........    1.549184         0.930802          178,943
 01/01/2009 to 12/31/2009........    0.930802         1.221543           67,444
 01/01/2010 to 12/31/2010........    1.221543         1.511636           66,406
 01/01/2011 to 12/31/2011........    1.511636         1.466474           39,155
 01/01/2012 to 12/31/2012........    1.466474         1.700175            2,591
 01/01/2013 to 12/31/2013........    1.700175         2.337236                0
 01/01/2014 to 12/31/2014........    2.337236         2.473424                0

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     2.473424         2.384181               0
 01/01/2016 to 12/31/2016........     2.384181         2.605500               0
Jennison Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.476371         0.520322          33,159
 01/01/2008 to 12/31/2008........     0.520322         0.323761         107,703
 01/01/2009 to 12/31/2009........     0.323761         0.443127          49,116
 01/01/2010 to 12/31/2010........     0.443127         0.483741          21,745
 01/01/2011 to 12/31/2011........     0.483741         0.475470          17,052
 01/01/2012 to 12/31/2012........     0.475470         0.538777          50,031
 01/01/2013 to 12/31/2013........     0.538777         0.722459          43,197
 01/01/2014 to 12/31/2014........     0.722459         0.770454          34,039
 01/01/2015 to 12/31/2015........     0.770454         0.835211          29,665
 01/01/2016 to 12/31/2016........     0.835211         0.818018               0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2007 to 12/31/2007........     8.866752         9.936998           6,667
 01/01/2008 to 12/31/2008........     9.936998         5.267773           7,587
 01/01/2009 to 12/31/2009........     5.267773         7.423755           5,740
 01/01/2010 to 12/31/2010........     7.423755         7.964587           4,325
 01/01/2011 to 12/31/2011........     7.964587         7.703252           4,134
 01/01/2012 to 04/27/2012........     7.703252         8.650629               0
Jennison Growth Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     0.477746         0.522552          53,605
 01/01/2008 to 12/31/2008........     0.522552         0.325010          31,856
 01/01/2009 to 12/31/2009........     0.325010         0.445852          56,001
 01/01/2010 to 12/31/2010........     0.445852         0.487274          51,571
 01/01/2011 to 12/31/2011........     0.487274         0.479351          41,288
 01/01/2012 to 12/31/2012........     0.479351         0.543277               0
 01/01/2013 to 12/31/2013........     0.543277         0.729406               0
 01/01/2014 to 12/31/2014........     0.729406         0.778677               0
 01/01/2015 to 12/31/2015........     0.778677         0.845080               0
 01/01/2016 to 12/31/2016........     0.845080         0.828651               0
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012676         1.046073           1,372
 01/01/2013 to 12/31/2013........     1.046073         1.138584           1,358
 01/01/2014 to 12/31/2014........     1.138584         1.194488           1,344
 01/01/2015 to 12/31/2015........     1.194488         1.181896           1,329
 01/01/2016 to 12/31/2016........     1.181896         1.192720               0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.666935        13.869915           3,283
 01/01/2014 to 12/31/2014........    13.869915        14.073669           3,183
 01/01/2015 to 12/31/2015........    14.073669        13.971318           1,492
 01/01/2016 to 12/31/2016........    13.971318        14.356065           1,481
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997863         7.956191               0
 01/01/2009 to 12/31/2009........     7.956191         9.973909           1,530
 01/01/2010 to 12/31/2010........     9.973909        10.937579           5,105
 01/01/2011 to 12/31/2011........    10.937579        10.955740           3,468
 01/01/2012 to 12/31/2012........    10.955740        12.085237           4,968
 01/01/2013 to 04/26/2013........    12.085237        12.592977               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.988475         3.271123          57,190
 01/01/2008 to 12/31/2008........     3.271123         2.051110          51,886
 01/01/2009 to 12/31/2009........     2.051110         2.613486          42,928

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   2.613486         3.260448            40,778
 01/01/2011 to 12/31/2011........   3.260448         3.208438            39,775
 01/01/2012 to 12/31/2012........   3.208438         3.595075            30,620
 01/01/2013 to 12/31/2013........   3.595075         4.960120            20,285
 01/01/2014 to 12/31/2014........   4.960120         5.034667            16,110
 01/01/2015 to 12/31/2015........   5.034667         4.851413             8,149
 01/01/2016 to 12/31/2016........   4.851413         5.660392                 0
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   3.016453         3.304879            73,758
 01/01/2008 to 12/31/2008........   3.304879         2.074362            65,250
 01/01/2009 to 12/31/2009........   2.074362         2.645632            63,704
 01/01/2010 to 12/31/2010........   2.645632         3.303936            60,110
 01/01/2011 to 12/31/2011........   3.303936         3.254531            30,682
 01/01/2012 to 12/31/2012........   3.254531         3.650281            13,758
 01/01/2013 to 12/31/2013........   3.650281         5.041364                 0
 01/01/2014 to 12/31/2014........   5.041364         5.122030                 0
 01/01/2015 to 12/31/2015........   5.122030         4.940699                 0
 01/01/2016 to 12/31/2016........   4.940699         5.770236                 0
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........   1.053255         1.077369            59,710
 01/01/2008 to 12/31/2008........   1.077369         0.620054           101,817
 01/01/2009 to 12/31/2009........   0.620054         0.788533            80,695
 01/01/2010 to 12/31/2010........   0.788533         1.015732            75,298
 01/01/2011 to 12/31/2011........   1.015732         1.023503            74,409
 01/01/2012 to 12/31/2012........   1.023503         1.112973            49,630
 01/01/2013 to 12/31/2013........   1.112973         1.619554            61,990
 01/01/2014 to 12/31/2014........   1.619554         1.603119            51,369
 01/01/2015 to 12/31/2015........   1.603119         1.594596            38,608
 01/01/2016 to 12/31/2016........   1.594596         1.658368            38,608
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   3.628440         3.306251            94,458
 01/01/2008 to 12/31/2008........   3.306251         1.746434            49,235
 01/01/2009 to 12/31/2009........   1.746434         2.418307            46,595
 01/01/2010 to 12/31/2010........   2.418307         2.721688            39,604
 01/01/2011 to 12/31/2011........   2.721688         2.842480            36,463
 01/01/2012 to 12/31/2012........   2.842480         3.110118            32,707
 01/01/2013 to 12/31/2013........   3.110118         4.163640            28,562
 01/01/2014 to 12/31/2014........   4.163640         4.151577            23,750
 01/01/2015 to 12/31/2015........   4.151577         3.677892            18,160
 01/01/2016 to 12/31/2016........   3.677892         4.423905            17,233
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   3.708654         3.382715           263,238
 01/01/2008 to 12/31/2008........   3.382715         1.788597           265,871
 01/01/2009 to 12/31/2009........   1.788597         2.479109           215,702
 01/01/2010 to 12/31/2010........   2.479109         2.792854           194,283
 01/01/2011 to 12/31/2011........   2.792854         2.919751            82,374
 01/01/2012 to 12/31/2012........   2.919751         3.197885            41,589
 01/01/2013 to 12/31/2013........   3.197885         4.285544            20,972
 01/01/2014 to 12/31/2014........   4.285544         4.277363            18,772
 01/01/2015 to 12/31/2015........   4.277363         3.793040            19,940
 01/01/2016 to 12/31/2016........   3.793040         4.567083            18,901
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........   9.987330         9.730711             6,803

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     9.730711         9.961470               0
 01/01/2013 to 12/31/2013........     9.961470         9.882492               0
 01/01/2014 to 12/31/2014........     9.882492         9.794162               0
 01/01/2015 to 12/31/2015........     9.794162         9.545228               0
 01/01/2016 to 12/31/2016........     9.545228         9.654216               0
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........    37.543447        38.882370           7,906
 01/01/2008 to 12/31/2008........    38.882370        28.610133           3,344
 01/01/2009 to 12/31/2009........    28.610133        32.827763           7,211
 01/01/2010 to 12/31/2010........    32.827763        35.192799           4,249
 01/01/2011 to 12/31/2011........    35.192799        35.753368           4,789
 01/01/2012 to 12/31/2012........    35.753368        39.304486           3,041
 01/01/2013 to 12/31/2013........    39.304486        46.361404             567
 01/01/2014 to 12/31/2014........    46.361404        50.140242             165
 01/01/2015 to 12/31/2015........    50.140242        50.300290             165
 01/01/2016 to 12/31/2016........    50.300290        52.654295               0
Met/Wellington Core Equity Opportunities Sub-Account (Class B) (previously WMC Core
Equity Opportunities Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     3.516900         3.598412         322,390
 01/01/2008 to 12/31/2008........     3.598412         2.134128         204,081
 01/01/2009 to 12/31/2009........     2.134128         2.755341         132,395
 01/01/2010 to 12/31/2010........     2.755341         3.018621         126,417
 01/01/2011 to 12/31/2011........     3.018621         2.834059         102,872
 01/01/2012 to 12/31/2012........     2.834059         3.129688          77,919
 01/01/2013 to 12/31/2013........     3.129688         4.093139          49,507
 01/01/2014 to 12/31/2014........     4.093139         4.429698          26,454
 01/01/2015 to 12/31/2015........     4.429698         4.437192          16,622
 01/01/2016 to 12/31/2016........     4.437192         4.658527               0
Met/Wellington Core Equity Opportunities Sub-Account (Class E) (previously WMC Core
Equity Opportunities Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     3.555768         3.641262         349,677
 01/01/2008 to 12/31/2008........     3.641262         2.161758         290,798
 01/01/2009 to 12/31/2009........     2.161758         2.794762         191,715
 01/01/2010 to 12/31/2010........     2.794762         3.064699         156,022
 01/01/2011 to 12/31/2011........     3.064699         2.880021          80,669
 01/01/2012 to 12/31/2012........     2.880021         3.182830          51,971
 01/01/2013 to 12/31/2013........     3.182830         4.167941          39,375
 01/01/2014 to 12/31/2014........     4.167941         4.514451          35,669
 01/01/2015 to 12/31/2015........     4.514451         4.527617          34,176
 01/01/2016 to 12/31/2016........     4.527617         4.757760          33,079
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap
Research Sub-Account (Class B))
 04/30/2007 to 12/31/2007........     6.849636         6.882972          14,014
 01/01/2008 to 12/31/2008........     6.882972         4.231445           9,398
 01/01/2009 to 12/31/2009........     4.231445         4.946335           5,876
 01/01/2010 to 12/31/2010........     4.946335         5.455032           3,226
 01/01/2011 to 12/31/2011........     5.455032         5.363552           3,512
 01/01/2012 to 12/31/2012........     5.363552         5.964903           2,862
 01/01/2013 to 12/31/2013........     5.964903         7.855203           3,459
 01/01/2014 to 12/31/2014........     7.855203         8.743888             639
 01/01/2015 to 12/31/2015........     8.743888         8.960395               0
 01/01/2016 to 12/31/2016........     8.960395         9.514745               0
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-
Account)
 01/01/2007 to 04/27/2007........     6.598524         6.907681               0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........    12.601688        12.760958          22,250
 01/01/2008 to 12/31/2008........    12.760958         7.451953          18,359
 01/01/2009 to 12/31/2009........     7.451953         9.609306          28,865
 01/01/2010 to 12/31/2010........     9.609306        10.902521          26,359
 01/01/2011 to 04/29/2011........    10.902521        11.801014               0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    11.765179        10.039203          23,054
 01/01/2012 to 12/31/2012........    10.039203        11.492516           4,855
 01/01/2013 to 12/31/2013........    11.492516        14.596295           3,943
 01/01/2014 to 12/31/2014........    14.596295        15.042811           3,515
 01/01/2015 to 12/31/2015........    15.042811        14.456022             466
 01/01/2016 to 12/31/2016........    14.456022        15.449708               0
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    10.757677        11.136526           4,194
 01/01/2008 to 12/31/2008........    11.136526         9.349595          93,272
 01/01/2009 to 12/31/2009........     9.349595        11.051068         157,872
 01/01/2010 to 12/31/2010........    11.051068        11.927118         168,579
 01/01/2011 to 12/31/2011........    11.927118        12.077756         158,150
 01/01/2012 to 12/31/2012........    12.077756        12.930487         125,421
 01/01/2013 to 12/31/2013........    12.930487        13.224295          88,137
 01/01/2014 to 12/31/2014........    13.224295        13.548873          28,595
 01/01/2015 to 12/31/2015........    13.548873        13.209409           3,612
 01/01/2016 to 12/31/2016........    13.209409        13.541166               0
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.245445        11.557663         101,275
 01/01/2008 to 12/31/2008........    11.557663         8.886134          83,912
 01/01/2009 to 12/31/2009........     8.886134        10.777905          56,719
 01/01/2010 to 12/31/2010........    10.777905        11.788180          74,593
 01/01/2011 to 12/31/2011........    11.788180        11.682296          58,630
 01/01/2012 to 12/31/2012........    11.682296        12.768557          59,277
 01/01/2013 to 12/31/2013........    12.768557        13.890021          59,670
 01/01/2014 to 12/31/2014........    13.890021        14.292851          43,234
 01/01/2015 to 12/31/2015........    14.292851        13.866368          18,081
 01/01/2016 to 12/31/2016........    13.866368        14.426455           3,165
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.746060        12.018616         460,702
 01/01/2008 to 12/31/2008........    12.018616         8.411104         336,873
 01/01/2009 to 12/31/2009........     8.411104        10.437100         252,445
 01/01/2010 to 12/31/2010........    10.437100        11.583800         194,255
 01/01/2011 to 12/31/2011........    11.583800        11.205055         216,035
 01/01/2012 to 12/31/2012........    11.205055        12.442474         144,256
 01/01/2013 to 12/31/2013........    12.442474        14.396729         102,598
 01/01/2014 to 12/31/2014........    14.396729        14.831763          68,799
 01/01/2015 to 12/31/2015........    14.831763        14.360907          44,165
 01/01/2016 to 12/31/2016........    14.360907        15.084268          14,394
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    12.247775        12.472362         326,569
 01/01/2008 to 12/31/2008........    12.472362         7.935695         383,923
 01/01/2009 to 12/31/2009........     7.935695        10.046670         324,182
 01/01/2010 to 12/31/2010........    10.046670        11.301046         300,937
 01/01/2011 to 12/31/2011........    11.301046        10.665174         256,468
 01/01/2012 to 12/31/2012........    10.665174        12.067344         231,572
 01/01/2013 to 12/31/2013........    12.067344        14.711475         257,937

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........    14.711475        15.181531         192,152
 01/01/2015 to 12/31/2015........    15.181531        14.635793         167,240
 01/01/2016 to 12/31/2016........    14.635793        15.521623         105,714
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997863         7.007019          40,583
 01/01/2009 to 12/31/2009........     7.007019         8.833691           8,599
 01/01/2010 to 12/31/2010........     8.833691         9.533465          12,737
 01/01/2011 to 12/31/2011........     9.533465         9.185125          59,097
 01/01/2012 to 12/31/2012........     9.185125        10.459122          54,129
 01/01/2013 to 04/26/2013........    10.459122        11.240141               0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.312470        12.847394          49,150
 01/01/2014 to 04/25/2014........    12.847394        12.773316               0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.945871        10.368964             140
 01/01/2013 to 12/31/2013........    10.368964        11.629151             138
 01/01/2014 to 12/31/2014........    11.629151        12.504931             137
 01/01/2015 to 12/31/2015........    12.504931        11.762146             135
 01/01/2016 to 12/31/2016........    11.762146        12.499926               0
MetLife Mid Cap Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     1.506754         1.588560         368,842
 01/01/2008 to 12/31/2008........     1.588560         0.991072         296,085
 01/01/2009 to 12/31/2009........     0.991072         1.329369         123,685
 01/01/2010 to 12/31/2010........     1.329369         1.642620          57,604
 01/01/2011 to 12/31/2011........     1.642620         1.575722          52,291
 01/01/2012 to 12/31/2012........     1.575722         1.812904          40,205
 01/01/2013 to 12/31/2013........     1.812904         2.361596          33,072
 01/01/2014 to 12/31/2014........     2.361596         2.529648          19,881
 01/01/2015 to 12/31/2015........     2.529648         2.415762          14,458
 01/01/2016 to 12/31/2016........     2.415762         2.846226               0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.768430        11.218176               0
 01/01/2014 to 12/31/2014........    11.218176        12.020392               0
 01/01/2015 to 12/31/2015........    12.020392        11.645395               0
 01/01/2016 to 12/31/2016........    11.645395        11.918615               0
MetLife Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     3.919918         4.035033         285,909
 01/01/2008 to 12/31/2008........     4.035033         2.482513         257,855
 01/01/2009 to 12/31/2009........     2.482513         3.065628         190,850
 01/01/2010 to 12/31/2010........     3.065628         3.442111         130,188
 01/01/2011 to 12/31/2011........     3.442111         3.430978          96,140
 01/01/2012 to 12/31/2012........     3.430978         3.883471          48,784
 01/01/2013 to 12/31/2013........     3.883471         5.015748          57,423
 01/01/2014 to 12/31/2014........     5.015748         5.563206          11,514
 01/01/2015 to 12/31/2015........     5.563206         5.505599           2,700
 01/01/2016 to 12/31/2016........     5.505599         6.013867           2,551
MFS(Reg. TM) Research International Sub-Account
 01/01/2007 to 12/31/2007........     1.570349         1.744527         337,842
 01/01/2008 to 12/31/2008........     1.744527         0.985964         329,327
 01/01/2009 to 12/31/2009........     0.985964         1.272141         203,523
 01/01/2010 to 12/31/2010........     1.272141         1.389876         162,371
 01/01/2011 to 12/31/2011........     1.389876         1.217036         138,370
 01/01/2012 to 12/31/2012........     1.217036         1.392811         100,436

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........   1.392811           1.628960          76,877
 01/01/2014 to 12/31/2014........   1.628960           1.486478          42,552
 01/01/2015 to 12/31/2015........   1.486478           1.431910          15,189
 01/01/2016 to 12/31/2016........   1.431910           1.391965               0
MFS(Reg. TM) Total Return Sub-Account
 01/01/2007 to 12/31/2007........   4.016546           4.100743         149,327
 01/01/2008 to 12/31/2008........   4.100743           3.122615         113,449
 01/01/2009 to 12/31/2009........   3.122615           3.622835          90,307
 01/01/2010 to 12/31/2010........   3.622835           3.901015          66,636
 01/01/2011 to 12/31/2011........   3.901015           3.908441          50,517
 01/01/2012 to 12/31/2012........   3.908441           4.265989          44,348
 01/01/2013 to 12/31/2013........   4.265989           4.965937          28,617
 01/01/2014 to 12/31/2014........   4.965937           5.277356          28,342
 01/01/2015 to 12/31/2015........   5.277356           5.154760          20,671
 01/01/2016 to 12/31/2016........   5.154760           5.506298               0
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.411175           1.328061         184,399
 01/01/2008 to 12/31/2008........   1.328061           0.863398         173,875
 01/01/2009 to 12/31/2009........   0.863398           1.021020         165,568
 01/01/2010 to 12/31/2010........   1.021020           1.113253         128,192
 01/01/2011 to 12/31/2011........   1.113253           1.098775         113,608
 01/01/2012 to 12/31/2012........   1.098775           1.253275          72,450
 01/01/2013 to 12/31/2013........   1.253275           1.664009         123,513
 01/01/2014 to 12/31/2014........   1.664009           1.804234         106,082
 01/01/2015 to 12/31/2015........   1.804234           1.762941           1,339
 01/01/2016 to 12/31/2016........   1.762941           1.972596               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........   2.887135           2.942615         132,913
 01/01/2008 to 12/31/2008........   2.942615           1.757271         106,100
 01/01/2009 to 12/31/2009........   1.757271           2.093613          37,583
 01/01/2010 to 12/31/2010........   2.093613           2.346357          25,854
 01/01/2011 to 12/31/2011........   2.346357           2.154216          29,000
 01/01/2012 to 12/31/2012........   2.154216           2.439213          22,424
 01/01/2013 to 04/26/2013........   2.439213           2.680775               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.997863           6.575142               0
 01/01/2009 to 12/31/2009........   6.575142           8.052751           2,981
 01/01/2010 to 12/31/2010........   8.052751           8.767862           2,981
 01/01/2011 to 12/31/2011........   8.767862           8.551854               0
 01/01/2012 to 12/31/2012........   8.551854           9.552875               0
 01/01/2013 to 04/26/2013........   9.552875          10.446045               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.422232           1.339827         109,554
 01/01/2008 to 12/31/2008........   1.339827           0.872258          95,321
 01/01/2009 to 12/31/2009........   0.872258           1.032232          90,384
 01/01/2010 to 12/31/2010........   1.032232           1.126228          79,498
 01/01/2011 to 12/31/2011........   1.126228           1.113424          38,909
 01/01/2012 to 12/31/2012........   1.113424           1.270803          18,165
 01/01/2013 to 12/31/2013........   1.270803           1.690372               0
 01/01/2014 to 12/31/2014........   1.690372           1.833914               0
 01/01/2015 to 12/31/2015........   1.833914           1.793633               0
 01/01/2016 to 12/31/2016........   1.793633           2.008794               0
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........   2.918896         2.977908            28,254
 01/01/2008 to 12/31/2008........   2.977908         1.780358            21,934
 01/01/2009 to 12/31/2009........   1.780358         2.124129            21,902
 01/01/2010 to 12/31/2010........   2.124129         2.383037            17,320
 01/01/2011 to 12/31/2011........   2.383037         2.189922            18,828
 01/01/2012 to 12/31/2012........   2.189922         2.482181             6,525
 01/01/2013 to 04/26/2013........   2.482181         2.728967                 0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.197385         1.385601            63,610
 01/01/2011 to 12/31/2011........   1.385601         1.264831            73,184
 01/01/2012 to 12/31/2012........   1.264831         1.355400            27,096
 01/01/2013 to 12/31/2013........   1.355400         1.847956             8,541
 01/01/2014 to 12/31/2014........   1.847956         1.830645             5,766
 01/01/2015 to 12/31/2015........   1.830645         1.705113                 0
 01/01/2016 to 12/31/2016........   1.705113         1.530710                 0
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2007 to 12/31/2007........   1.808545         1.917269            57,272
 01/01/2008 to 12/31/2008........   1.917269         0.837909            59,112
 01/01/2009 to 12/31/2009........   0.837909         1.097272            56,197
 01/01/2010 to 04/30/2010........   1.097272         1.185442                 0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........   1.465061         1.587756           563,321
 01/01/2008 to 12/31/2008........   1.587756         0.899939           482,514
 01/01/2009 to 12/31/2009........   0.899939         1.132218           274,579
 01/01/2010 to 12/31/2010........   1.132218         1.198231           220,468
 01/01/2011 to 12/31/2011........   1.198231         1.026483           233,761
 01/01/2012 to 12/31/2012........   1.026483         1.187989           175,241
 01/01/2013 to 12/31/2013........   1.187989         1.415781           184,061
 01/01/2014 to 12/31/2014........   1.415781         1.301413           109,974
 01/01/2015 to 12/31/2015........   1.301413         1.259942            83,497
 01/01/2016 to 12/31/2016........   1.259942         1.247968            21,588
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2007 to 12/31/2007........   2.057989         1.943529           141,021
 01/01/2008 to 12/31/2008........   1.943529         1.171043           103,455
 01/01/2009 to 12/31/2009........   1.171043         1.295815            75,879
 01/01/2010 to 12/31/2010........   1.295815         1.542019            68,246
 01/01/2011 to 12/31/2011........   1.542019         1.595580            63,148
 01/01/2012 to 12/31/2012........   1.595580         1.717210            47,664
 01/01/2013 to 12/31/2013........   1.717210         2.327187            43,241
 01/01/2014 to 12/31/2014........   2.327187         2.275384            16,928
 01/01/2015 to 12/31/2015........   2.275384         2.239921            10,844
 01/01/2016 to 12/31/2016........   2.239921         2.600732            10,536
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........   1.588558         1.515493            63,014
 01/01/2008 to 12/31/2008........   1.515493         0.916923            59,026
 01/01/2009 to 12/31/2009........   0.916923         1.229783            46,028
 01/01/2010 to 12/31/2010........   1.229783         1.481743            39,807
 01/01/2011 to 12/31/2011........   1.481743         1.376512            38,025
 01/01/2012 to 12/31/2012........   1.376512         1.421136            18,637
 01/01/2013 to 04/26/2013........   1.421136         1.538211                 0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2007 to 12/31/2007........   2.067528         1.954857           343,693
 01/01/2008 to 12/31/2008........   1.954857         1.178912           288,235

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     1.178912         1.305527          168,487
 01/01/2010 to 12/31/2010........     1.305527         1.554993          136,802
 01/01/2011 to 12/31/2011........     1.554993         1.609794           96,816
 01/01/2012 to 12/31/2012........     1.609794         1.734851           55,561
 01/01/2013 to 12/31/2013........     1.734851         2.354228           35,046
 01/01/2014 to 12/31/2014........     2.354228         2.304355           35,423
 01/01/2015 to 12/31/2015........     2.304355         2.269528           33,237
 01/01/2016 to 12/31/2016........     2.269528         2.638351           32,103
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    18.288645        19.056539            7,347
 01/01/2008 to 12/31/2008........    19.056539        11.107987            3,684
 01/01/2009 to 12/31/2009........    11.107987        15.229231            2,667
 01/01/2010 to 12/31/2010........    15.229231        17.314082            8,735
 01/01/2011 to 12/31/2011........    17.314082        15.553043           18,936
 01/01/2012 to 12/31/2012........    15.553043        18.480728           20,492
 01/01/2013 to 12/31/2013........    18.480728        23.037964           14,882
 01/01/2014 to 12/31/2014........    23.037964        23.077053            3,964
 01/01/2015 to 12/31/2015........    23.077053        23.522057            2,940
 01/01/2016 to 12/31/2016........    23.522057        23.121090            2,326
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997863         6.544407                0
 01/01/2009 to 12/31/2009........     6.544407         8.511644                0
 01/01/2010 to 12/31/2010........     8.511644         8.986657                0
 01/01/2011 to 12/31/2011........     8.986657         8.205560                0
 01/01/2012 to 12/31/2012........     8.205560         9.833783                0
 01/01/2013 to 04/26/2013........     9.833783        10.436072                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999733         1.031663                0
 01/01/2015 to 12/31/2015........     1.031663         0.956324                0
 01/01/2016 to 12/31/2016........     0.956324         1.042178                0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2007 to 12/31/2007........    10.881304        11.822230           10,279
 01/01/2008 to 12/31/2008........    11.822230        10.794602           39,361
 01/01/2009 to 12/31/2009........    10.794602        12.496882           85,562
 01/01/2010 to 12/31/2010........    12.496882        13.206763           82,427
 01/01/2011 to 12/31/2011........    13.206763        14.395452           71,090
 01/01/2012 to 12/31/2012........    14.395452        15.405078           46,472
 01/01/2013 to 12/31/2013........    15.405078        13.706290           17,599
 01/01/2014 to 12/31/2014........    13.706290        13.830483            7,922
 01/01/2015 to 12/31/2015........    13.830483        13.141541            3,356
 01/01/2016 to 12/31/2016........    13.141541        13.530081            2,792
PIMCO Total Return Sub-Account
 01/01/2007 to 12/31/2007........     1.216618         1.283246        1,050,257
 01/01/2008 to 12/31/2008........     1.283246         1.263558          794,765
 01/01/2009 to 12/31/2009........     1.263558         1.462570          954,460
 01/01/2010 to 12/31/2010........     1.462570         1.551524        1,029,498
 01/01/2011 to 12/31/2011........     1.551524         1.569872          875,074
 01/01/2012 to 12/31/2012........     1.569872         1.682119          784,752
 01/01/2013 to 12/31/2013........     1.682119         1.618037          524,780
 01/01/2014 to 12/31/2014........     1.618037         1.653307          302,397
 01/01/2015 to 12/31/2015........     1.653307         1.621460           66,359
 01/01/2016 to 12/31/2016........     1.621460         1.631647           56,849
Pyramis(Reg. TM) Government Income Sub-Account

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/30/2012 to 12/31/2012........    10.713017        10.838579             878
 01/01/2013 to 12/31/2013........    10.838579        10.148868             869
 01/01/2014 to 12/31/2014........    10.148868        10.704991             860
 01/01/2015 to 12/31/2015........    10.704991        10.543411             850
 01/01/2016 to 12/31/2016........    10.543411        10.476012               0
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.214562        10.711815               0
 01/01/2014 to 12/31/2014........    10.711815        11.412695               0
 01/01/2015 to 12/31/2015........    11.412695        11.052230               0
 01/01/2016 to 12/31/2016........    11.052230        11.333690               0
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........     1.758852         1.695299         182,743
 01/01/2008 to 12/31/2008........     1.695299         1.102669         161,413
 01/01/2009 to 12/31/2009........     1.102669         1.358861         144,594
 01/01/2010 to 12/31/2010........     1.358861         1.686833         100,917
 01/01/2011 to 12/31/2011........     1.686833         1.583397          89,105
 01/01/2012 to 12/31/2012........     1.583397         1.801900          78,176
 01/01/2013 to 12/31/2013........     1.801900         2.441845          36,430
 01/01/2014 to 12/31/2014........     2.441845         2.509188          34,468
 01/01/2015 to 12/31/2015........     2.509188         2.350197          31,208
 01/01/2016 to 12/31/2016........     2.350197         2.787964          13,948
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010654         1.064118           1,355
 01/01/2013 to 12/31/2013........     1.064118         1.149084           1,341
 01/01/2014 to 12/31/2014........     1.149084         1.214107           1,327
 01/01/2015 to 12/31/2015........     1.214107         1.180193           1,312
 01/01/2016 to 12/31/2016........     1.180193         1.222832               0
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.084714        11.456350           2,688
 01/01/2008 to 12/31/2008........    11.456350         8.419062           2,165
 01/01/2009 to 12/31/2009........     8.419062        10.311289          40,463
 01/01/2010 to 12/31/2010........    10.311289        11.349896          41,882
 01/01/2011 to 12/31/2011........    11.349896        11.249280           3,079
 01/01/2012 to 12/31/2012........    11.249280        12.447923           3,037
 01/01/2013 to 12/31/2013........    12.447923        13.786176           2,844
 01/01/2014 to 12/31/2014........    13.786176        14.305706           3,830
 01/01/2015 to 12/31/2015........    14.305706        13.753996           2,163
 01/01/2016 to 12/31/2016........    13.753996        14.268587               0
SSGA Growth ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.337781        11.742351             394
 01/01/2008 to 12/31/2008........    11.742351         7.718578             746
 01/01/2009 to 12/31/2009........     7.718578         9.772188             393
 01/01/2010 to 12/31/2010........     9.772188        10.940038          60,688
 01/01/2011 to 12/31/2011........    10.940038        10.500759          57,929
 01/01/2012 to 12/31/2012........    10.500759        11.844850          55,527
 01/01/2013 to 12/31/2013........    11.844850        13.715463           2,779
 01/01/2014 to 12/31/2014........    13.715463        14.174098           2,763
 01/01/2015 to 12/31/2015........    14.174098        13.579107           2,745
 01/01/2016 to 12/31/2016........    13.579107        14.233034               0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.350528         1.445504         231,951
 01/01/2008 to 12/31/2008........     1.445504         0.822106         193,852
 01/01/2009 to 12/31/2009........     0.822106         1.153211         417,587

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   1.153211         1.320318           237,832
 01/01/2011 to 12/31/2011........   1.320318         1.277583           218,517
 01/01/2012 to 12/31/2012........   1.277583         1.486743           174,323
 01/01/2013 to 12/31/2013........   1.486743         2.023303           268,748
 01/01/2014 to 12/31/2014........   2.023303         2.159357           143,322
 01/01/2015 to 12/31/2015........   2.159357         2.340280            69,432
 01/01/2016 to 12/31/2016........   2.340280         2.330242            34,387
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2007 to 12/31/2007........   0.477935         0.616401           221,339
 01/01/2008 to 12/31/2008........   0.616401         0.335760           222,215
 01/01/2009 to 12/31/2009........   0.335760         0.523469           347,410
 01/01/2010 to 12/31/2010........   0.523469         0.655522           177,277
 01/01/2011 to 12/31/2011........   0.655522         0.579272           158,763
 01/01/2012 to 12/31/2012........   0.579272         0.636863           130,346
 01/01/2013 to 04/26/2013........   0.636863         0.664818                 0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........   0.815261         0.940438           813,294
 01/01/2008 to 12/31/2008........   0.940438         0.555637           590,505
 01/01/2009 to 12/31/2009........   0.555637         0.792689           297,921
 01/01/2010 to 12/31/2010........   0.792689         0.992600           300,241
 01/01/2011 to 12/31/2011........   0.992600         0.957430           219,906
 01/01/2012 to 12/31/2012........   0.957430         1.067308           194,199
 01/01/2013 to 12/31/2013........   1.067308         1.429578           161,092
 01/01/2014 to 12/31/2014........   1.429578         1.581069           148,606
 01/01/2015 to 12/31/2015........   1.581069         1.654011            63,618
 01/01/2016 to 12/31/2016........   1.654011         1.722894            43,664
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........   1.395240         1.498575            54,706
 01/01/2008 to 12/31/2008........   1.498575         0.935825            42,217
 01/01/2009 to 12/31/2009........   0.935825         1.272327            39,812
 01/01/2010 to 12/31/2010........   1.272327         1.680292            43,045
 01/01/2011 to 12/31/2011........   1.680292         1.671754            39,034
 01/01/2012 to 12/31/2012........   1.671754         1.900104            45,038
 01/01/2013 to 12/31/2013........   1.900104         2.686536            40,647
 01/01/2014 to 12/31/2014........   2.686536         2.809765            31,888
 01/01/2015 to 12/31/2015........   2.809765         2.823391            23,719
 01/01/2016 to 12/31/2016........   2.823391         3.086808            22,844
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.934086         1.966784           212,004
 01/01/2008 to 12/31/2008........   1.966784         1.635089           170,913
 01/01/2009 to 12/31/2009........   1.635089         2.114941           244,315
 01/01/2010 to 12/31/2010........   2.114941         2.332448           237,077
 01/01/2011 to 12/31/2011........   2.332448         2.421003           193,018
 01/01/2012 to 12/31/2012........   2.421003         2.642122           221,994
 01/01/2013 to 12/31/2013........   2.642122         2.612523           154,870
 01/01/2014 to 12/31/2014........   2.612523         2.697584           111,320
 01/01/2015 to 12/31/2015........   2.697584         2.592559            31,302
 01/01/2016 to 12/31/2016........   2.592559         2.753579            44,826
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2007 to 12/31/2007........   1.711199         1.787888           689,961
 01/01/2008 to 12/31/2008........   1.787888         1.427095           537,289
 01/01/2009 to 12/31/2009........   1.427095         1.914202           472,510
 01/01/2010 to 12/31/2010........   1.914202         2.120649           452,490

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   2.120649         2.172529           336,854
 01/01/2012 to 12/31/2012........   2.172529         2.406186           244,697
 01/01/2013 to 12/31/2013........   2.406186         2.548005           213,418
 01/01/2014 to 12/31/2014........   2.548005         2.619468           144,611
 01/01/2015 to 12/31/2015........   2.619468         2.513020            69,269
 01/01/2016 to 04/29/2016........   2.513020         2.584722                 0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.953952         1.990523           539,022
 01/01/2008 to 12/31/2008........   1.990523         1.656953           410,772
 01/01/2009 to 12/31/2009........   1.656953         2.144576           319,961
 01/01/2010 to 12/31/2010........   2.144576         2.368668           311,378
 01/01/2011 to 12/31/2011........   2.368668         2.460698           191,476
 01/01/2012 to 12/31/2012........   2.460698         2.685539            91,362
 01/01/2013 to 12/31/2013........   2.685539         2.658304            49,050
 01/01/2014 to 12/31/2014........   2.658304         2.747713             9,675
 01/01/2015 to 12/31/2015........   2.747713         2.643572             9,621
 01/01/2016 to 12/31/2016........   2.643572         2.812246            41,506
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.513002         1.543470            77,834
 01/01/2008 to 12/31/2008........   1.543470         1.505529            62,835
 01/01/2009 to 12/31/2009........   1.505529         1.536701            93,193
 01/01/2010 to 12/31/2010........   1.536701         1.589802           148,707
 01/01/2011 to 12/31/2011........   1.589802         1.641284           129,191
 01/01/2012 to 12/31/2012........   1.641284         1.658474            80,008
 01/01/2013 to 12/31/2013........   1.658474         1.611722            57,647
 01/01/2014 to 12/31/2014........   1.611722         1.620904            27,519
 01/01/2015 to 12/31/2015........   1.620904         1.594482            19,205
 01/01/2016 to 12/31/2016........   1.594482         1.579660                 0
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.529055         1.561331           394,486
 01/01/2008 to 12/31/2008........   1.561331         1.524545           288,842
 01/01/2009 to 12/31/2009........   1.524545         1.557687           251,273
 01/01/2010 to 12/31/2010........   1.557687         1.614239           240,917
 01/01/2011 to 12/31/2011........   1.614239         1.666769           179,452
 01/01/2012 to 12/31/2012........   1.666769         1.685855            36,943
 01/01/2013 to 12/31/2013........   1.685855         1.640907                 0
 01/01/2014 to 12/31/2014........   1.640907         1.650476                 0
 01/01/2015 to 12/31/2015........   1.650476         1.625044                 0
 01/01/2016 to 12/31/2016........   1.625044         1.612761                 0





                                             AMERICAN FORERUNNER - 2.2
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2007 to 12/31/2007........   14.403530        14.557391          21,975
 01/01/2008 to 12/31/2008........   14.557391        12.908549          16,542
 01/01/2009 to 12/31/2009........   12.908549        14.219535          13,635
 01/01/2010 to 12/31/2010........   14.219535        14.806615           9,634
 01/01/2011 to 12/31/2011........   14.806615        15.369418           8,048
 01/01/2012 to 12/31/2012........   15.369418        15.841075           7,340
 01/01/2013 to 12/31/2013........   15.841075        15.161889           7,963

                                             AMERICAN FORERUNNER - 2.2
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........    15.161889        15.614826           5,014
 01/01/2015 to 12/31/2015........    15.614826        15.316925           2,869
 01/01/2016 to 12/31/2016........    15.316925        15.424792               0
American Funds Global Small Capitalization Sub-Account
 01/01/2007 to 12/31/2007........     2.753726         3.270664         547,658
 01/01/2008 to 12/31/2008........     3.270664         1.486904         477,846
 01/01/2009 to 12/31/2009........     1.486904         2.346163         511,255
 01/01/2010 to 12/31/2010........     2.346163         2.809600         328,004
 01/01/2011 to 12/31/2011........     2.809600         2.222344         311,667
 01/01/2012 to 12/31/2012........     2.222344         2.568892         185,910
 01/01/2013 to 12/31/2013........     2.568892         3.223677         130,723
 01/01/2014 to 12/31/2014........     3.223677         3.220458         100,296
 01/01/2015 to 12/31/2015........     3.220458         3.158733          42,451
 01/01/2016 to 12/31/2016........     3.158733         3.154839          10,447
American Funds Growth Sub-Account
 01/01/2007 to 12/31/2007........    13.273138        14.585937         247,843
 01/01/2008 to 12/31/2008........    14.585937         7.993652         187,862
 01/01/2009 to 12/31/2009........     7.993652        10.901629         140,779
 01/01/2010 to 12/31/2010........    10.901629        12.656838         122,691
 01/01/2011 to 12/31/2011........    12.656838        11.852397         100,050
 01/01/2012 to 12/31/2012........    11.852397        13.667384          64,311
 01/01/2013 to 12/31/2013........    13.667384        17.394804          45,364
 01/01/2014 to 12/31/2014........    17.394804        18.464208          30,003
 01/01/2015 to 12/31/2015........    18.464208        19.301155          14,531
 01/01/2016 to 12/31/2016........    19.301155        20.672631           4,127
American Funds Growth-Income Sub-Account
 01/01/2007 to 12/31/2007........     9.648645         9.913486         347,736
 01/01/2008 to 12/31/2008........     9.913486         6.026688         303,558
 01/01/2009 to 12/31/2009........     6.026688         7.737387         209,507
 01/01/2010 to 12/31/2010........     7.737387         8.434034         167,492
 01/01/2011 to 12/31/2011........     8.434034         8.099883         108,203
 01/01/2012 to 12/31/2012........     8.099883         9.307846          78,633
 01/01/2013 to 12/31/2013........     9.307846        12.155733          56,358
 01/01/2014 to 12/31/2014........    12.155733        13.155815          42,600
 01/01/2015 to 12/31/2015........    13.155815        13.056736          17,445
 01/01/2016 to 12/31/2016........    13.056736        14.244219           7,020





                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   10.173017        10.488634              0
 01/01/2013 to 12/31/2013........   10.488634        11.444039            356
 01/01/2014 to 12/31/2014........   11.444039        12.059789              0
 01/01/2015 to 12/31/2015........   12.059789        11.907298              0
 01/01/2016 to 12/31/2016........   11.907298        12.109381              0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........    0.996789         1.037181              0
 01/01/2015 to 12/31/2015........    1.037181         1.008153              0
 01/01/2016 to 12/31/2016........    1.008153         1.009417              0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/28/2008 to 12/31/2008........    10.007972         6.989945          13,967
 01/01/2009 to 12/31/2009........     6.989945         8.874139          21,662
 01/01/2010 to 12/31/2010........     8.874139         9.770954          19,643
 01/01/2011 to 12/31/2011........     9.770954         9.388157          11,311
 01/01/2012 to 12/31/2012........     9.388157        10.461928          37,359
 01/01/2013 to 12/31/2013........    10.461928        12.173490          36,801
 01/01/2014 to 12/31/2014........    12.173490        12.673243          35,983
 01/01/2015 to 12/31/2015........    12.673243        12.353151          34,313
 01/01/2016 to 12/31/2016........    12.353151        13.073805          33,835
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.997973         6.340094               0
 01/01/2009 to 12/31/2009........     6.340094         8.342480          73,683
 01/01/2010 to 12/31/2010........     8.342480         9.293873          72,752
 01/01/2011 to 12/31/2011........     9.293873         8.692032          72,323
 01/01/2012 to 12/31/2012........     8.692032         9.910548          71,850
 01/01/2013 to 12/31/2013........     9.910548        12.171696           1,180
 01/01/2014 to 12/31/2014........    12.171696        12.711828               0
 01/01/2015 to 12/31/2015........    12.711828        12.384491               0
 01/01/2016 to 12/31/2016........    12.384491        13.246649               0
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.017972         7.661591               0
 01/01/2009 to 12/31/2009........     7.661591         9.280852               0
 01/01/2010 to 12/31/2010........     9.280852        10.013393           1,109
 01/01/2011 to 12/31/2011........    10.013393         9.849039               0
 01/01/2012 to 12/31/2012........     9.849039        10.715470               0
 01/01/2013 to 12/31/2013........    10.715470        11.941314               0
 01/01/2014 to 12/31/2014........    11.941314        12.436859               0
 01/01/2015 to 12/31/2015........    12.436859        12.120242               0
 01/01/2016 to 12/31/2016........    12.120242        12.732512             662
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.101593        11.472543             663
 01/01/2013 to 12/31/2013........    11.472543        10.880300           1,121
 01/01/2014 to 12/31/2014........    10.880300        11.107839           1,112
 01/01/2015 to 12/31/2015........    11.107839         9.860295           1,238
 01/01/2016 to 12/31/2016........     9.860295        10.546963           1,239
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.672292         1.806760          88,437
 01/01/2008 to 12/31/2008........     1.806760         0.988892         107,521
 01/01/2009 to 12/31/2009........     0.988892         1.183225          88,421
 01/01/2010 to 12/31/2010........     1.183225         1.241243          72,131
 01/01/2011 to 12/31/2011........     1.241243         0.973205          62,122
 01/01/2012 to 12/31/2012........     0.973205         1.140292          58,904
 01/01/2013 to 12/31/2013........     1.140292         1.288846         156,417
 01/01/2014 to 12/31/2014........     1.288846         1.222918         142,816
 01/01/2015 to 12/31/2015........     1.222918         1.174447         141,769
 01/01/2016 to 12/31/2016........     1.174447         1.211152          48,457
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.696026         1.834660          96,672
 01/01/2008 to 12/31/2008........     1.834660         1.004888          76,564
 01/01/2009 to 12/31/2009........     1.004888         1.203123          69,970
 01/01/2010 to 12/31/2010........     1.203123         1.264201          64,393
 01/01/2011 to 12/31/2011........     1.264201         0.993097          46,672
 01/01/2012 to 12/31/2012........     0.993097         1.163865          21,355

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.163865         1.317306          23,033
 01/01/2014 to 12/31/2014........     1.317306         1.251871          23,975
 01/01/2015 to 12/31/2015........     1.251871         1.202537          23,154
 01/01/2016 to 12/31/2016........     1.202537         1.242368          22,200
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.266224         1.325682         357,156
 01/01/2008 to 12/31/2008........     1.325682         1.374594         409,893
 01/01/2009 to 12/31/2009........     1.374594         1.416596         411,296
 01/01/2010 to 12/31/2010........     1.416596         1.469805         344,932
 01/01/2011 to 12/31/2011........     1.469805         1.548025         167,081
 01/01/2012 to 12/31/2012........     1.548025         1.574582         110,240
 01/01/2013 to 12/31/2013........     1.574582         1.506587         117,075
 01/01/2014 to 12/31/2014........     1.506587         1.559993         109,191
 01/01/2015 to 12/31/2015........     1.559993         1.532769          58,198
 01/01/2016 to 12/31/2016........     1.532769         1.536876         249,776
BlackRock Bond Income Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     4.176848         4.346791         260,869
 01/01/2008 to 12/31/2008........     4.346791         4.110518         188,956
 01/01/2009 to 12/31/2009........     4.110518         4.405751         262,121
 01/01/2010 to 12/31/2010........     4.405751         4.673993         213,389
 01/01/2011 to 12/31/2011........     4.673993         4.877821         121,218
 01/01/2012 to 12/31/2012........     4.877821         5.136594          33,945
 01/01/2013 to 12/31/2013........     5.136594         4.991624          30,626
 01/01/2014 to 12/31/2014........     4.991624         5.233823          25,636
 01/01/2015 to 12/31/2015........     5.233823         5.155392          18,935
 01/01/2016 to 12/31/2016........     5.155392         5.205913          24,524
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.594901         3.016574          15,679
 01/01/2008 to 12/31/2008........     3.016574         1.874597          19,090
 01/01/2009 to 12/31/2009........     1.874597         2.512019          42,070
 01/01/2010 to 12/31/2010........     2.512019         2.946113          96,512
 01/01/2011 to 12/31/2011........     2.946113         2.627422          82,242
 01/01/2012 to 12/31/2012........     2.627422         2.941959          79,339
 01/01/2013 to 12/31/2013........     2.941959         3.867183          83,000
 01/01/2014 to 12/31/2014........     3.867183         4.124139          86,334
 01/01/2015 to 12/31/2015........     4.124139         4.291899          53,025
 01/01/2016 to 12/31/2016........     4.291899         4.206978          45,721
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2007 to 12/31/2007........    16.504189        16.803096           1,550
 01/01/2008 to 12/31/2008........    16.803096         9.079821           2,166
 01/01/2009 to 05/01/2009........     9.079821         9.461437               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.619676         3.048225          76,418
 01/01/2008 to 12/31/2008........     3.048225         1.896146          74,326
 01/01/2009 to 12/31/2009........     1.896146         2.543108          34,145
 01/01/2010 to 12/31/2010........     2.543108         2.986420          36,900
 01/01/2011 to 12/31/2011........     2.986420         2.666059          15,890
 01/01/2012 to 12/31/2012........     2.666059         2.987898          12,405
 01/01/2013 to 12/31/2013........     2.987898         3.931742          21,708
 01/01/2014 to 12/31/2014........     3.931742         4.197170          10,995
 01/01/2015 to 12/31/2015........     4.197170         4.371833           9,830
 01/01/2016 to 12/31/2016........     4.371833         4.289232           9,674

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.929073        10.219693             739
 01/01/2013 to 12/31/2013........    10.219693        11.066570           1,143
 01/01/2014 to 12/31/2014........    11.066570        11.506402             766
 01/01/2015 to 12/31/2015........    11.506402        11.283193             793
 01/01/2016 to 12/31/2016........    11.283193        11.567222             809
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.412341         1.429694         176,600
 01/01/2008 to 12/31/2008........     1.429694         0.910672         302,525
 01/01/2009 to 12/31/2009........     0.910672         0.992799         322,497
 01/01/2010 to 12/31/2010........     0.992799         1.061599         267,951
 01/01/2011 to 12/31/2011........     1.061599         1.063541         262,686
 01/01/2012 to 12/31/2012........     1.063541         1.189783         259,006
 01/01/2013 to 12/31/2013........     1.189783         1.538763          99,560
 01/01/2014 to 12/31/2014........     1.538763         1.657107          89,566
 01/01/2015 to 12/31/2015........     1.657107         1.526224          27,268
 01/01/2016 to 12/31/2016........     1.526224         1.769383          23,903
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.418488         1.437905         123,062
 01/01/2008 to 12/31/2008........     1.437905         0.916900         101,273
 01/01/2009 to 12/31/2009........     0.916900         1.000692          71,952
 01/01/2010 to 12/31/2010........     1.000692         1.070798          66,811
 01/01/2011 to 12/31/2011........     1.070798         1.073573          29,630
 01/01/2012 to 12/31/2012........     1.073573         1.202781           7,879
 01/01/2013 to 12/31/2013........     1.202781         1.557233           7,820
 01/01/2014 to 12/31/2014........     1.557233         1.678346           6,592
 01/01/2015 to 12/31/2015........     1.678346         1.547620           5,865
 01/01/2016 to 12/31/2016........     1.547620         1.794844           4,743
BlackRock Ultra-Short Term Bond Sub-Account (Class B) (previously BlackRock Money
Market Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     2.056528         2.115817         798,820
 01/01/2008 to 12/31/2008........     2.115817         2.130913         549,507
 01/01/2009 to 12/31/2009........     2.130913         2.097149         559,299
 01/01/2010 to 12/31/2010........     2.097149         2.058707         487,842
 01/01/2011 to 12/31/2011........     2.058707         2.021071         356,686
 01/01/2012 to 12/31/2012........     2.021071         1.983822         158,435
 01/01/2013 to 12/31/2013........     1.983822         1.947457          61,839
 01/01/2014 to 12/31/2014........     1.947457         1.911758          60,205
 01/01/2015 to 12/31/2015........     1.911758         1.876714         233,150
 01/01/2016 to 12/31/2016........     1.876714         1.844379           7,923
Clarion Global Real Estate Sub-Account
 01/01/2007 to 12/31/2007........    19.220070        16.034691          39,378
 01/01/2008 to 12/31/2008........    16.034691         9.180346          37,612
 01/01/2009 to 12/31/2009........     9.180346        12.142370          32,171
 01/01/2010 to 12/31/2010........    12.142370        13.839867          29,542
 01/01/2011 to 12/31/2011........    13.839867        12.827651          27,082
 01/01/2012 to 12/31/2012........    12.827651        15.863844          19,440
 01/01/2013 to 12/31/2013........    15.863844        16.125203          20,147
 01/01/2014 to 12/31/2014........    16.125203        17.929838          17,192
 01/01/2015 to 12/31/2015........    17.929838        17.354469          12,707
 01/01/2016 to 12/31/2016........    17.354469        17.185300          11,644
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.765824         0.768751         141,249
 01/01/2008 to 12/31/2008........     0.768751         0.459917         141,998

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     0.459917         0.600304         137,090
 01/01/2010 to 12/31/2010........     0.600304         0.729486         169,067
 01/01/2011 to 12/31/2011........     0.729486         0.739398         154,589
 01/01/2012 to 12/31/2012........     0.739398         0.860101          84,196
 01/01/2013 to 12/31/2013........     0.860101         1.229377         108,017
 01/01/2014 to 12/31/2014........     1.229377         1.434852         235,430
 01/01/2015 to 12/31/2015........     1.434852         1.351692         182,514
 01/01/2016 to 12/31/2016........     1.351692         1.362483          93,894
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   130.244701       159.294760              25
 01/01/2008 to 12/31/2008........   159.294760        90.695950           1,837
 01/01/2009 to 12/31/2009........    90.695950       127.188698           2,360
 01/01/2010 to 12/31/2010........   127.188698       136.591642           1,992
 01/01/2011 to 12/31/2011........   136.591642       123.975296           1,055
 01/01/2012 to 12/31/2012........   123.975296       149.091350             653
 01/01/2013 to 12/31/2013........   149.091350       188.489724             842
 01/01/2014 to 04/25/2014........   188.489724       195.997652               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     9.688414         8.948118           1,153
 01/01/2008 to 12/31/2008........     8.948118         3.986235           1,734
 01/01/2009 to 12/31/2009........     3.986235         5.398988           1,917
 01/01/2010 to 12/31/2010........     5.398988         5.688824           2,049
 01/01/2011 to 04/29/2011........     5.688824         6.040116               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.610523         0.552155         159,178
 01/01/2012 to 12/31/2012........     0.552155         0.642612         125,378
 01/01/2013 to 12/31/2013........     0.642612         0.920074         170,046
 01/01/2014 to 12/31/2014........     0.920074         1.074323         100,559
 01/01/2015 to 12/31/2015........     1.074323         1.012584          38,566
 01/01/2016 to 12/31/2016........     1.012584         1.022219          37,983
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     0.977227         0.903468         319,659
 01/01/2008 to 12/31/2008........     0.903468         0.402824         352,122
 01/01/2009 to 12/31/2009........     0.402824         0.545557         168,830
 01/01/2010 to 12/31/2010........     0.545557         0.575057         142,899
 01/01/2011 to 04/29/2011........     0.575057         0.610616               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    39.120333        46.170185           2,272
 01/01/2008 to 12/31/2008........    46.170185        24.545571           3,417
 01/01/2009 to 12/31/2009........    24.545571        35.917321           4,282
 01/01/2010 to 12/31/2010........    35.917321        40.546181           2,472
 01/01/2011 to 12/31/2011........    40.546181        38.512898           1,917
 01/01/2012 to 12/31/2012........    38.512898        41.845445           1,857
 01/01/2013 to 12/31/2013........    41.845445        54.402209           1,709
 01/01/2014 to 12/31/2014........    54.402209        59.213286           1,499
 01/01/2015 to 12/31/2015........    59.213286        59.641629           1,297
 01/01/2016 to 12/31/2016........    59.641629        61.568138           1,282
Harris Oakmark International Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.953132         1.895689         371,860
 01/01/2008 to 12/31/2008........     1.895689         1.100027         373,019
 01/01/2009 to 12/31/2009........     1.100027         1.674460         406,756

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   1.674460         1.913696           367,666
 01/01/2011 to 12/31/2011........   1.913696         1.610854           376,158
 01/01/2012 to 12/31/2012........   1.610854         2.043724           282,792
 01/01/2013 to 12/31/2013........   2.043724         2.617983           105,792
 01/01/2014 to 12/31/2014........   2.617983         2.421187           104,645
 01/01/2015 to 12/31/2015........   2.421187         2.269320            78,004
 01/01/2016 to 12/31/2016........   2.269320         2.409900            89,272
Harris Oakmark International Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.962517         1.907085           152,755
 01/01/2008 to 12/31/2008........   1.907085         1.107729           125,128
 01/01/2009 to 12/31/2009........   1.107729         1.688409           104,907
 01/01/2010 to 12/31/2010........   1.688409         1.931061            94,269
 01/01/2011 to 12/31/2011........   1.931061         1.628044            21,470
 01/01/2012 to 12/31/2012........   1.628044         2.065840                 0
 01/01/2013 to 12/31/2013........   2.065840         2.649522                 0
 01/01/2014 to 12/31/2014........   2.649522         2.453591                 0
 01/01/2015 to 12/31/2015........   2.453591         2.301329                 0
 01/01/2016 to 12/31/2016........   2.301329         2.446881                 0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   1.010638         1.044753                 0
 01/01/2013 to 12/31/2013........   1.044753         1.044689                 0
 01/01/2014 to 12/31/2014........   1.044689         1.082773                 0
 01/01/2015 to 12/31/2015........   1.082773         1.018227                 0
 01/01/2016 to 12/31/2016........   1.018227         1.116680                 0
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   2.383501         2.442845           232,642
 01/01/2013 to 12/31/2013........   2.442845         3.124823           112,472
 01/01/2014 to 12/31/2014........   3.124823         3.363356            92,010
 01/01/2015 to 12/31/2015........   3.363356         3.005158            69,388
 01/01/2016 to 12/31/2016........   3.005158         3.407459            65,292
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2007 to 12/31/2007........   2.526323         2.558886           309,493
 01/01/2008 to 12/31/2008........   2.558886         1.319263           303,821
 01/01/2009 to 12/31/2009........   1.319263         1.913373           296,172
 01/01/2010 to 12/31/2010........   1.913373         2.367624           271,886
 01/01/2011 to 12/31/2011........   2.367624         2.169180           247,665
 01/01/2012 to 04/27/2012........   2.169180         2.395278                 0
Invesco Small Cap Growth Sub-account
 01/01/2007 to 12/31/2007........   1.429836         1.558872            45,244
 01/01/2008 to 12/31/2008........   1.558872         0.937566            54,572
 01/01/2009 to 12/31/2009........   0.937566         1.231651            68,895
 01/01/2010 to 12/31/2010........   1.231651         1.525667            62,217
 01/01/2011 to 12/31/2011........   1.525667         1.481564            36,175
 01/01/2012 to 12/31/2012........   1.481564         1.719397            35,080
 01/01/2013 to 12/31/2013........   1.719397         2.366024            32,281
 01/01/2014 to 12/31/2014........   2.366024         2.506395            27,374
 01/01/2015 to 12/31/2015........   2.506395         2.418382               632
 01/01/2016 to 12/31/2016........   2.418382         2.645519               608
Jennison Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   0.479560         0.524333           120,136
 01/01/2008 to 12/31/2008........   0.524333         0.326585           132,150
 01/01/2009 to 12/31/2009........   0.326585         0.447439           132,150

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     0.447439         0.488936        146,222
 01/01/2011 to 12/31/2011........     0.488936         0.481057        140,285
 01/01/2012 to 12/31/2012........     0.481057         0.545655        218,144
 01/01/2013 to 12/31/2013........     0.545655         0.732414        195,427
 01/01/2014 to 12/31/2014........     0.732414         0.781852        170,727
 01/01/2015 to 12/31/2015........     0.781852         0.848414        113,289
 01/01/2016 to 12/31/2016........     0.848414         0.831782        266,863
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2007 to 12/31/2007........     8.919052        10.005665          4,736
 01/01/2008 to 12/31/2008........    10.005665         5.309515          5,836
 01/01/2009 to 12/31/2009........     5.309515         7.490066         18,228
 01/01/2010 to 12/31/2010........     7.490066         8.043762          6,934
 01/01/2011 to 12/31/2011........     8.043762         7.787598          6,238
 01/01/2012 to 04/27/2012........     7.787598         8.748196              0
Jennison Growth Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     0.480944         0.526579         66,389
 01/01/2008 to 12/31/2008........     0.526579         0.327844         64,798
 01/01/2009 to 12/31/2009........     0.327844         0.450190         59,600
 01/01/2010 to 12/31/2010........     0.450190         0.492507         30,095
 01/01/2011 to 12/31/2011........     0.492507         0.484982         26,142
 01/01/2012 to 12/31/2012........     0.484982         0.550212         11,058
 01/01/2013 to 12/31/2013........     0.550212         0.739455         67,166
 01/01/2014 to 12/31/2014........     0.739455         0.790196         10,338
 01/01/2015 to 12/31/2015........     0.790196         0.858439          9,525
 01/01/2016 to 12/31/2016........     0.858439         0.842592          9,906
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012693         1.046793              0
 01/01/2013 to 12/31/2013........     1.046793         1.140507          3,584
 01/01/2014 to 12/31/2014........     1.140507         1.197703              0
 01/01/2015 to 12/31/2015........     1.197703         1.186262              0
 01/01/2016 to 12/31/2016........     1.186262         1.198324         70,432
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.730637        13.949060            491
 01/01/2014 to 12/31/2014........    13.949060        14.168140            300
 01/01/2015 to 12/31/2015........    14.168140        14.079179            299
 01/01/2016 to 12/31/2016........    14.079179        14.481370            299
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997973         7.961672              0
 01/01/2009 to 12/31/2009........     7.961672         9.990760          1,832
 01/01/2010 to 12/31/2010........     9.990760        10.967013              0
 01/01/2011 to 12/31/2011........    10.967013        10.996189              0
 01/01/2012 to 12/31/2012........    10.996189        12.142054            493
 01/01/2013 to 04/26/2013........    12.142054        12.656204              0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.026580         3.316166         86,546
 01/01/2008 to 12/31/2008........     3.316166         2.081445         83,286
 01/01/2009 to 12/31/2009........     2.081445         2.654792         73,498
 01/01/2010 to 12/31/2010........     2.654792         3.315289         78,541
 01/01/2011 to 12/31/2011........     3.315289         3.265663         62,502
 01/01/2012 to 12/31/2012........     3.265663         3.662876         53,912
 01/01/2013 to 12/31/2013........     3.662876         5.058716         71,882
 01/01/2014 to 12/31/2014........     5.058716         5.139885         66,625
 01/01/2015 to 12/31/2015........     5.139885         4.957758         50,281

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........   4.957758         5.790257            23,820
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   3.054895         3.350365           131,328
 01/01/2008 to 12/31/2008........   3.350365         2.105027           113,939
 01/01/2009 to 12/31/2009........   2.105027         2.687429           103,716
 01/01/2010 to 12/31/2010........   2.687429         3.359486            90,124
 01/01/2011 to 12/31/2011........   3.359486         3.312557            72,302
 01/01/2012 to 12/31/2012........   3.312557         3.719099            52,665
 01/01/2013 to 12/31/2013........   3.719099         5.141543            50,783
 01/01/2014 to 12/31/2014........   5.141543         5.229040            51,730
 01/01/2015 to 12/31/2015........   5.229040         5.048969            12,254
 01/01/2016 to 12/31/2016........   5.048969         5.902583            11,884
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........   1.059239         1.084580           236,351
 01/01/2008 to 12/31/2008........   1.084580         0.624832           228,886
 01/01/2009 to 12/31/2009........   0.624832         0.795404           221,126
 01/01/2010 to 12/31/2010........   0.795404         1.025608           176,894
 01/01/2011 to 12/31/2011........   1.025608         1.034486           111,878
 01/01/2012 to 12/31/2012........   1.034486         1.126048            96,574
 01/01/2013 to 12/31/2013........   1.126048         1.640218            99,294
 01/01/2014 to 12/31/2014........   1.640218         1.625198            91,254
 01/01/2015 to 12/31/2015........   1.625198         1.618176            74,445
 01/01/2016 to 12/31/2016........   1.618176         1.684575            67,766
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   3.678390         3.355140            49,711
 01/01/2008 to 12/31/2008........   3.355140         1.774042            45,632
 01/01/2009 to 12/31/2009........   1.774042         2.458996            42,217
 01/01/2010 to 12/31/2010........   2.458996         2.770248            37,647
 01/01/2011 to 12/31/2011........   2.770248         2.896084            28,429
 01/01/2012 to 12/31/2012........   2.896084         3.171957            26,450
 01/01/2013 to 12/31/2013........   3.171957         4.250673            24,227
 01/01/2014 to 12/31/2014........   4.250673         4.242599            17,257
 01/01/2015 to 12/31/2015........   4.242599         3.762292            12,289
 01/01/2016 to 12/31/2016........   3.762292         4.529952            11,876
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   3.759739         3.432762           338,690
 01/01/2008 to 12/31/2008........   3.432762         1.816887           261,363
 01/01/2009 to 12/31/2009........   1.816887         2.520841           214,727
 01/01/2010 to 12/31/2010........   2.520841         2.842706           151,412
 01/01/2011 to 12/31/2011........   2.842706         2.974836            39,274
 01/01/2012 to 12/31/2012........   2.974836         3.261495            14,822
 01/01/2013 to 12/31/2013........   3.261495         4.375158            23,579
 01/01/2014 to 12/31/2014........   4.375158         4.371178            23,550
 01/01/2015 to 12/31/2015........   4.371178         3.880114            24,837
 01/01/2016 to 12/31/2016........   3.880114         4.676599            23,316
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........   9.987467         9.737301                 0
 01/01/2012 to 12/31/2012........   9.737301         9.978243               675
 01/01/2013 to 12/31/2013........   9.978243         9.909038               672
 01/01/2014 to 12/31/2014........   9.909038         9.830297                 0
 01/01/2015 to 12/31/2015........   9.830297         9.590033                 0
 01/01/2016 to 12/31/2016........   9.590033         9.709237                 0
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account
(Class B))

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........    38.320556        39.727116             607
 01/01/2008 to 12/31/2008........    39.727116        29.261075             526
 01/01/2009 to 12/31/2009........    29.261075        33.608253             245
 01/01/2010 to 12/31/2010........    33.608253        36.065547             125
 01/01/2011 to 12/31/2011........    36.065547        36.676592             121
 01/01/2012 to 12/31/2012........    36.676592        40.359953             119
 01/01/2013 to 12/31/2013........    40.359953        47.653990             114
 01/01/2014 to 12/31/2014........    47.653990        51.589746             111
 01/01/2015 to 12/31/2015........    51.589746        51.806209               0
 01/01/2016 to 12/31/2016........    51.806209        54.284944             155
Met/Wellington Core Equity Opportunities Sub-Account (Class B) (previously WMC Core
Equity Opportunities Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     3.559952         3.646127         269,519
 01/01/2008 to 12/31/2008........     3.646127         2.164603         333,994
 01/01/2009 to 12/31/2009........     2.164603         2.797483         311,132
 01/01/2010 to 12/31/2010........     2.797483         3.067854         302,785
 01/01/2011 to 12/31/2011........     3.067854         2.883159         253,086
 01/01/2012 to 12/31/2012........     2.883159         3.187112         236,392
 01/01/2013 to 12/31/2013........     3.187112         4.172408         201,768
 01/01/2014 to 12/31/2014........     4.172408         4.520002         175,332
 01/01/2015 to 12/31/2015........     4.520002         4.532179         132,178
 01/01/2016 to 12/31/2016........     4.532179         4.763013          94,127
Met/Wellington Core Equity Opportunities Sub-Account (Class E) (previously WMC Core
Equity Opportunities Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     3.599292         3.689541         439,498
 01/01/2008 to 12/31/2008........     3.689541         2.192625         364,196
 01/01/2009 to 12/31/2009........     2.192625         2.837504         314,755
 01/01/2010 to 12/31/2010........     2.837504         3.114681         210,280
 01/01/2011 to 12/31/2011........     3.114681         2.929915         125,662
 01/01/2012 to 12/31/2012........     2.929915         3.241226          70,549
 01/01/2013 to 12/31/2013........     3.241226         4.248654          77,164
 01/01/2014 to 12/31/2014........     4.248654         4.606478          58,638
 01/01/2015 to 12/31/2015........     4.606478         4.624536          30,504
 01/01/2016 to 12/31/2016........     4.624536         4.864467          29,768
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap
Research Sub-Account (Class B))
 04/30/2007 to 12/31/2007........     7.015093         7.053968          20,429
 01/01/2008 to 12/31/2008........     7.053968         4.340930          22,703
 01/01/2009 to 12/31/2009........     4.340930         5.079396          21,730
 01/01/2010 to 12/31/2010........     5.079396         5.607377          18,491
 01/01/2011 to 12/31/2011........     5.607377         5.518848          13,766
 01/01/2012 to 12/31/2012........     5.518848         6.143782           9,445
 01/01/2013 to 12/31/2013........     6.143782         8.098857          14,606
 01/01/2014 to 12/31/2014........     8.098857         9.024126           8,832
 01/01/2015 to 12/31/2015........     9.024126         9.256825           4,987
 01/01/2016 to 12/31/2016........     9.256825         9.839347           2,589
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-
Account)
 01/01/2007 to 04/27/2007........     6.755657         7.074482               0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2007 to 12/31/2007........    12.622725        12.795124          43,394
 01/01/2008 to 12/31/2008........    12.795124         7.479422          28,066
 01/01/2009 to 12/31/2009........     7.479422         9.654380          30,753
 01/01/2010 to 12/31/2010........     9.654380        10.964610          38,573
 01/01/2011 to 04/29/2011........    10.964610        11.872089               0
MetLife Asset Allocation 100 Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 05/02/2011 to 12/31/2011........    11.836136        10.106462          37,605
 01/01/2012 to 12/31/2012........    10.106462        11.581147          37,900
 01/01/2013 to 12/31/2013........    11.581147        14.723571          23,218
 01/01/2014 to 12/31/2014........    14.723571        15.189166          16,875
 01/01/2015 to 12/31/2015........    15.189166        14.611280          16,165
 01/01/2016 to 12/31/2016........    14.611280        15.631262          15,412
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    10.775641        11.166344          61,992
 01/01/2008 to 12/31/2008........    11.166344         9.384038          60,776
 01/01/2009 to 12/31/2009........     9.384038        11.102870          61,894
 01/01/2010 to 12/31/2010........    11.102870        11.995012          14,784
 01/01/2011 to 12/31/2011........    11.995012        12.158629          20,402
 01/01/2012 to 12/31/2012........    12.158629        13.030162          31,761
 01/01/2013 to 12/31/2013........    13.030162        13.339570          25,992
 01/01/2014 to 12/31/2014........    13.339570        13.680651          31,831
 01/01/2015 to 12/31/2015........    13.680651        13.351234          23,785
 01/01/2016 to 12/31/2016........    13.351234        13.700247          18,549
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.264222        11.588608         102,348
 01/01/2008 to 12/31/2008........    11.588608         8.918874          77,860
 01/01/2009 to 12/31/2009........     8.918874        10.828435          78,877
 01/01/2010 to 12/31/2010........    10.828435        11.855289          82,088
 01/01/2011 to 12/31/2011........    11.855289        11.760530          56,094
 01/01/2012 to 12/31/2012........    11.760530        12.866993          52,439
 01/01/2013 to 12/31/2013........    12.866993        14.011106          51,298
 01/01/2014 to 12/31/2014........    14.011106        14.431874          47,906
 01/01/2015 to 12/31/2015........    14.431874        14.015257          46,749
 01/01/2016 to 12/31/2016........    14.015257        14.595945          45,578
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.765671        12.050793         227,605
 01/01/2008 to 12/31/2008........    12.050793         8.442098         254,291
 01/01/2009 to 12/31/2009........     8.442098        10.486039         240,511
 01/01/2010 to 12/31/2010........    10.486039        11.649751         219,671
 01/01/2011 to 12/31/2011........    11.649751        11.280102         172,675
 01/01/2012 to 12/31/2012........    11.280102        12.538406         156,601
 01/01/2013 to 12/31/2013........    12.538406        14.522239         124,335
 01/01/2014 to 12/31/2014........    14.522239        14.976037         113,140
 01/01/2015 to 12/31/2015........    14.976037        14.515116         108,904
 01/01/2016 to 12/31/2016........    14.515116        15.261497         102,499
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    12.268223        12.505754         254,388
 01/01/2008 to 12/31/2008........    12.505754         7.964943         326,825
 01/01/2009 to 12/31/2009........     7.964943        10.093787         303,618
 01/01/2010 to 12/31/2010........    10.093787        11.365396         306,244
 01/01/2011 to 12/31/2011........    11.365396        10.736617         328,840
 01/01/2012 to 12/31/2012........    10.736617        12.160396         434,745
 01/01/2013 to 12/31/2013........    12.160396        14.839742         412,044
 01/01/2014 to 12/31/2014........    14.839742        15.329222         408,275
 01/01/2015 to 12/31/2015........    15.329222        14.792967         352,991
 01/01/2016 to 12/31/2016........    14.792967        15.704006         322,902
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997973         7.011851               0
 01/01/2009 to 12/31/2009........     7.011851         8.848627               0

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     8.848627         9.559131               0
 01/01/2011 to 12/31/2011........     9.559131         9.219053               0
 01/01/2012 to 12/31/2012........     9.219053        10.508312               0
 01/01/2013 to 04/26/2013........    10.508312        11.296594               0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.369379        12.920724               0
 01/01/2014 to 04/25/2014........    12.920724        12.850275               0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.955906        10.386393          27,675
 01/01/2013 to 12/31/2013........    10.386393        11.660351          31,695
 01/01/2014 to 12/31/2014........    11.660351        12.551026          31,273
 01/01/2015 to 12/31/2015........    12.551026        11.817320          30,936
 01/01/2016 to 12/31/2016........    11.817320        12.571123          33,013
MetLife Mid Cap Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     1.516564         1.600512         149,081
 01/01/2008 to 12/31/2008........     1.600512         0.999533         130,557
 01/01/2009 to 12/31/2009........     0.999533         1.342060         109,843
 01/01/2010 to 12/31/2010........     1.342060         1.659958          79,850
 01/01/2011 to 12/31/2011........     1.659958         1.593945          52,435
 01/01/2012 to 12/31/2012........     1.593945         1.835713          36,901
 01/01/2013 to 12/31/2013........     1.835713         2.393700          46,658
 01/01/2014 to 12/31/2014........     2.393700         2.566603          44,390
 01/01/2015 to 12/31/2015........     2.566603         2.453506          43,697
 01/01/2016 to 12/31/2016........     2.453506         2.893587          39,697
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.773681        11.231212               0
 01/01/2014 to 12/31/2014........    11.231212        12.046401               0
 01/01/2015 to 12/31/2015........    12.046401        11.682273               0
 01/01/2016 to 12/31/2016........    11.682273        11.968319           3,386
MetLife Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     3.985791         4.106968         167,951
 01/01/2008 to 12/31/2008........     4.106968         2.529312         141,705
 01/01/2009 to 12/31/2009........     2.529312         3.126545         124,316
 01/01/2010 to 12/31/2010........     3.126545         3.514018         114,264
 01/01/2011 to 12/31/2011........     3.514018         3.506150          93,792
 01/01/2012 to 12/31/2012........     3.506150         3.972548          73,695
 01/01/2013 to 12/31/2013........     3.972548         5.135927          67,117
 01/01/2014 to 12/31/2014........     5.135927         5.702201          55,503
 01/01/2015 to 12/31/2015........     5.702201         5.648802          51,389
 01/01/2016 to 12/31/2016........     5.648802         6.176462          43,578
MFS(Reg. TM) Research International Sub-Account
 01/01/2007 to 12/31/2007........     1.579614         1.756585         250,067
 01/01/2008 to 12/31/2008........     1.756585         0.993777         355,675
 01/01/2009 to 12/31/2009........     0.993777         1.283506         226,983
 01/01/2010 to 12/31/2010........     1.283506         1.403694         198,015
 01/01/2011 to 12/31/2011........     1.403694         1.230364         165,426
 01/01/2012 to 12/31/2012........     1.230364         1.409480         127,427
 01/01/2013 to 12/31/2013........     1.409480         1.650104         134,207
 01/01/2014 to 12/31/2014........     1.650104         1.507281         128,661
 01/01/2015 to 12/31/2015........     1.507281         1.453402          40,135
 01/01/2016 to 12/31/2016........     1.453402         1.414271          36,802
MFS(Reg. TM) Total Return Sub-Account
 01/01/2007 to 12/31/2007........     4.096362         4.186439         219,827

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........   4.186439           3.191073         169,458
 01/01/2009 to 12/31/2009........   3.191073           3.705963         146,864
 01/01/2010 to 12/31/2010........   3.705963           3.994517         139,289
 01/01/2011 to 12/31/2011........   3.994517           4.006116          61,572
 01/01/2012 to 12/31/2012........   4.006116           4.376996          41,738
 01/01/2013 to 12/31/2013........   4.376996           5.100255          18,817
 01/01/2014 to 12/31/2014........   5.100255           5.425520           7,619
 01/01/2015 to 12/31/2015........   5.425520           5.304785           6,664
 01/01/2016 to 12/31/2016........   5.304785           5.672223           7,842
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.422712           1.340267         161,308
 01/01/2008 to 12/31/2008........   1.340267           0.872209         167,101
 01/01/2009 to 12/31/2009........   0.872209           1.032472         132,580
 01/01/2010 to 12/31/2010........   1.032472           1.126865         136,739
 01/01/2011 to 12/31/2011........   1.126865           1.113320         112,756
 01/01/2012 to 12/31/2012........   1.113320           1.271143         114,526
 01/01/2013 to 12/31/2013........   1.271143           1.689420         119,546
 01/01/2014 to 12/31/2014........   1.689420           1.833619         100,313
 01/01/2015 to 12/31/2015........   1.833619           1.793447          38,324
 01/01/2016 to 12/31/2016........   1.793447           2.008737         118,184
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........   2.926887           2.986133         105,539
 01/01/2008 to 12/31/2008........   2.986133           1.785053         107,789
 01/01/2009 to 12/31/2009........   1.785053           2.128842         107,621
 01/01/2010 to 12/31/2010........   2.128842           2.388224         107,776
 01/01/2011 to 12/31/2011........   2.388224           2.194845         103,463
 01/01/2012 to 12/31/2012........   2.194845           2.487718         101,362
 01/01/2013 to 04/26/2013........   2.487718           2.734952               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.997973           6.579680               0
 01/01/2009 to 12/31/2009........   6.579680           8.066372               0
 01/01/2010 to 12/31/2010........   8.066372           8.791473               0
 01/01/2011 to 12/31/2011........   8.791473           8.583448               0
 01/01/2012 to 12/31/2012........   8.583448           9.597810               0
 01/01/2013 to 04/26/2013........   9.597810          10.498516               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.433874           1.352154         186,588
 01/01/2008 to 12/31/2008........   1.352154           0.881168         128,718
 01/01/2009 to 12/31/2009........   0.881168           1.043820         118,554
 01/01/2010 to 12/31/2010........   1.043820           1.140010         108,394
 01/01/2011 to 12/31/2011........   1.140010           1.128175          74,585
 01/01/2012 to 12/31/2012........   1.128175           1.288934          35,361
 01/01/2013 to 12/31/2013........   1.288934           1.716203          46,107
 01/01/2014 to 12/31/2014........   1.716203           1.863801          43,021
 01/01/2015 to 12/31/2015........   1.863801           1.824688          41,887
 01/01/2016 to 12/31/2016........   1.824688           2.045619          40,416
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2007 to 12/31/2007........   2.959071           3.021933          68,241
 01/01/2008 to 12/31/2008........   3.021933           1.808497          40,660
 01/01/2009 to 12/31/2009........   1.808497           2.159861          37,197
 01/01/2010 to 12/31/2010........   2.159861           2.425546          19,417
 01/01/2011 to 12/31/2011........   2.425546           2.231215           7,640
 01/01/2012 to 12/31/2012........   2.231215           2.531527           7,254

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 04/26/2013........   2.531527         2.784104                 0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.213283         1.404929           152,547
 01/01/2011 to 12/31/2011........   1.404929         1.283755            60,013
 01/01/2012 to 12/31/2012........   1.283755         1.377063            51,219
 01/01/2013 to 12/31/2013........   1.377063         1.879369            91,435
 01/01/2014 to 12/31/2014........   1.879369         1.863627            67,703
 01/01/2015 to 12/31/2015........   1.863627         1.737571            60,520
 01/01/2016 to 12/31/2016........   1.737571         1.561410            57,861
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2007 to 12/31/2007........   1.826429         1.938176           118,495
 01/01/2008 to 12/31/2008........   1.938176         0.847900           134,986
 01/01/2009 to 12/31/2009........   0.847900         1.111467           146,305
 01/01/2010 to 04/30/2010........   1.111467         1.201171                 0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........   1.477032         1.602340           225,255
 01/01/2008 to 12/31/2008........   1.602340         0.909119           207,073
 01/01/2009 to 12/31/2009........   0.909119         1.144912           178,854
 01/01/2010 to 12/31/2010........   1.144912         1.212876           138,969
 01/01/2011 to 12/31/2011........   1.212876         1.040068            69,023
 01/01/2012 to 12/31/2012........   1.040068         1.204922            22,279
 01/01/2013 to 12/31/2013........   1.204922         1.437396            32,360
 01/01/2014 to 12/31/2014........   1.437396         1.322605            34,509
 01/01/2015 to 12/31/2015........   1.322605         1.281741            21,019
 01/01/2016 to 12/31/2016........   1.281741         1.270830            22,536
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2007 to 12/31/2007........   2.071383         1.958148            75,432
 01/01/2008 to 12/31/2008........   1.958148         1.181039            69,028
 01/01/2009 to 12/31/2009........   1.181039         1.308185            98,210
 01/01/2010 to 12/31/2010........   1.308185         1.558295            53,400
 01/01/2011 to 12/31/2011........   1.558295         1.614030            49,377
 01/01/2012 to 12/31/2012........   1.614030         1.738814            46,922
 01/01/2013 to 12/31/2013........   1.738814         2.358821           194,925
 01/01/2014 to 12/31/2014........   2.358821         2.308622           178,473
 01/01/2015 to 12/31/2015........   2.308622         2.274915            71,821
 01/01/2016 to 12/31/2016........   2.274915         2.644006            64,756
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........   1.596867         1.524954           329,569
 01/01/2008 to 12/31/2008........   1.524954         0.923575           354,532
 01/01/2009 to 12/31/2009........   0.923575         1.239944           341,596
 01/01/2010 to 12/31/2010........   1.239944         1.495480           320,896
 01/01/2011 to 12/31/2011........   1.495480         1.390660           275,005
 01/01/2012 to 12/31/2012........   1.390660         1.437188           251,014
 01/01/2013 to 04/26/2013........   1.437188         1.556080                 0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2007 to 12/31/2007........   2.080992         1.969567           499,990
 01/01/2008 to 12/31/2008........   1.969567         1.188979           424,976
 01/01/2009 to 12/31/2009........   1.188979         1.317993           291,452
 01/01/2010 to 12/31/2010........   1.317993         1.571410           229,863
 01/01/2011 to 12/31/2011........   1.571410         1.628414            51,832
 01/01/2012 to 12/31/2012........   1.628414         1.756683            49,968
 01/01/2013 to 12/31/2013........   1.756683         2.386237           108,178
 01/01/2014 to 12/31/2014........   2.386237         2.338024           106,041

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     2.338024         2.304992           55,991
 01/01/2016 to 12/31/2016........     2.304992         2.682259           53,475
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    18.469308        19.264150            8,142
 01/01/2008 to 12/31/2008........    19.264150        11.240297            7,545
 01/01/2009 to 12/31/2009........    11.240297        15.426051           10,842
 01/01/2010 to 12/31/2010........    15.426051        17.555376           11,543
 01/01/2011 to 12/31/2011........    17.555376        15.785557            6,283
 01/01/2012 to 12/31/2012........    15.785557        18.775869            5,595
 01/01/2013 to 12/31/2013........    18.775869        23.429289            5,526
 01/01/2014 to 12/31/2014........    23.429289        23.492530            1,519
 01/01/2015 to 12/31/2015........    23.492530        23.969506              691
 01/01/2016 to 12/31/2016........    23.969506        23.584487              939
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997973         6.548923                0
 01/01/2009 to 12/31/2009........     6.548923         8.526039                0
 01/01/2010 to 12/31/2010........     8.526039         9.010855                0
 01/01/2011 to 12/31/2011........     9.010855         8.235879                0
 01/01/2012 to 12/31/2012........     8.235879         9.880041                0
 01/01/2013 to 04/26/2013........     9.880041        10.488499                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999747         1.032376                0
 01/01/2015 to 12/31/2015........     1.032376         0.957942                0
 01/01/2016 to 12/31/2016........     0.957942         1.044987           81,814
PIMCO Inflation Protection Bond Sub-Account
 01/01/2007 to 12/31/2007........    10.921273        11.877589              217
 01/01/2008 to 12/31/2008........    11.877589        10.856031           29,230
 01/01/2009 to 12/31/2009........    10.856031        12.580564           59,611
 01/01/2010 to 12/31/2010........    12.580564        13.308499           21,551
 01/01/2011 to 12/31/2011........    13.308499        14.520814           15,671
 01/01/2012 to 12/31/2012........    14.520814        15.554859            9,704
 01/01/2013 to 12/31/2013........    15.554859        13.853409           12,344
 01/01/2014 to 12/31/2014........    13.853409        13.992923           10,165
 01/01/2015 to 12/31/2015........    13.992923        13.309200            6,957
 01/01/2016 to 12/31/2016........    13.309200        13.716408            4,124
PIMCO Total Return Sub-Account
 01/01/2007 to 12/31/2007........     1.223798         1.292117        1,736,531
 01/01/2008 to 12/31/2008........     1.292117         1.273569        1,580,599
 01/01/2009 to 12/31/2009........     1.273569         1.475632        1,711,840
 01/01/2010 to 12/31/2010........     1.475632         1.566946        1,325,985
 01/01/2011 to 12/31/2011........     1.566946         1.587058          866,822
 01/01/2012 to 12/31/2012........     1.587058         1.702245          465,562
 01/01/2013 to 12/31/2013........     1.702245         1.639034          398,488
 01/01/2014 to 12/31/2014........     1.639034         1.676438          317,595
 01/01/2015 to 12/31/2015........     1.676438         1.645791          277,963
 01/01/2016 to 12/31/2016........     1.645791         1.657787          180,946
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.723820        10.856793                0
 01/01/2013 to 12/31/2013........    10.856793        10.176098                0
 01/01/2014 to 12/31/2014........    10.176098        10.744452                0
 01/01/2015 to 12/31/2015........    10.744452        10.592865                0
 01/01/2016 to 12/31/2016........    10.592865        10.535681            3,886
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/29/2013 to 12/31/2013........    10.214840        10.719329               0
 01/01/2014 to 12/31/2014........    10.719329        11.432127               0
 01/01/2015 to 12/31/2015........    11.432127        11.082129               0
 01/01/2016 to 12/31/2016........    11.082129        11.375720           1,572
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........     1.773219         1.710867         357,811
 01/01/2008 to 12/31/2008........     1.710867         1.113916         335,521
 01/01/2009 to 12/31/2009........     1.113916         1.374094         289,818
 01/01/2010 to 12/31/2010........     1.374094         1.707448         253,217
 01/01/2011 to 12/31/2011........     1.707448         1.604349         167,446
 01/01/2012 to 12/31/2012........     1.604349         1.827578         140,587
 01/01/2013 to 12/31/2013........     1.827578         2.479119          24,724
 01/01/2014 to 12/31/2014........     2.479119         2.550039          20,296
 01/01/2015 to 12/31/2015........     2.550039         2.390851          18,223
 01/01/2016 to 12/31/2016........     2.390851         2.839028          15,307
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010671         1.064850               0
 01/01/2013 to 12/31/2013........     1.064850         1.151025           3,558
 01/01/2014 to 12/31/2014........     1.151025         1.217374               0
 01/01/2015 to 12/31/2015........     1.217374         1.184553               0
 01/01/2016 to 12/31/2016........     1.184553         1.228578               0
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.098541        11.482180           1,261
 01/01/2008 to 12/31/2008........    11.482180         8.446522               0
 01/01/2009 to 12/31/2009........     8.446522        10.355272               0
 01/01/2010 to 12/31/2010........    10.355272        11.409705               0
 01/01/2011 to 12/31/2011........    11.409705        11.319849               0
 01/01/2012 to 12/31/2012........    11.319849        12.538608               0
 01/01/2013 to 12/31/2013........    12.538608        13.900502               0
 01/01/2014 to 12/31/2014........    13.900502        14.438774               0
 01/01/2015 to 12/31/2015........    14.438774        13.895827               0
 01/01/2016 to 12/31/2016........    13.895827        14.430145               0
SSGA Growth ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.351924        11.768827               0
 01/01/2008 to 12/31/2008........    11.768827         7.743759               0
 01/01/2009 to 12/31/2009........     7.743759         9.813878               0
 01/01/2010 to 12/31/2010........     9.813878        10.997693               0
 01/01/2011 to 12/31/2011........    10.997693        10.566641               0
 01/01/2012 to 12/31/2012........    10.566641        11.931151               0
 01/01/2013 to 12/31/2013........    11.931151        13.829212          11,185
 01/01/2014 to 12/31/2014........    13.829212        14.305952          10,756
 01/01/2015 to 12/31/2015........    14.305952        13.719145          10,328
 01/01/2016 to 12/31/2016........    13.719145        14.394199           9,898
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.361573         1.458791         194,459
 01/01/2008 to 12/31/2008........     1.458791         0.830498         270,114
 01/01/2009 to 12/31/2009........     0.830498         1.166147         327,101
 01/01/2010 to 12/31/2010........     1.166147         1.336463         323,991
 01/01/2011 to 12/31/2011........     1.336463         1.294497         274,403
 01/01/2012 to 12/31/2012........     1.294497         1.507941         270,568
 01/01/2013 to 12/31/2013........     1.507941         2.054204         197,940
 01/01/2014 to 12/31/2014........     2.054204         2.194530         151,686
 01/01/2015 to 12/31/2015........     2.194530         2.380779          95,657

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........   2.380779         2.372939            80,938
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2007 to 12/31/2007........   0.480745         0.620649           119,107
 01/01/2008 to 12/31/2008........   0.620649         0.338414           107,183
 01/01/2009 to 12/31/2009........   0.338414         0.528135           261,666
 01/01/2010 to 12/31/2010........   0.528135         0.662025           256,800
 01/01/2011 to 12/31/2011........   0.662025         0.585603           172,565
 01/01/2012 to 12/31/2012........   0.585603         0.644472           141,291
 01/01/2013 to 04/26/2013........   0.644472         0.672974                 0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........   0.820100         0.946972           438,300
 01/01/2008 to 12/31/2008........   0.946972         0.560060           357,798
 01/01/2009 to 12/31/2009........   0.560060         0.799799           333,890
 01/01/2010 to 12/31/2010........   0.799799         1.002504           465,922
 01/01/2011 to 12/31/2011........   1.002504         0.967949           217,185
 01/01/2012 to 12/31/2012........   0.967949         1.080120           216,276
 01/01/2013 to 12/31/2013........   1.080120         1.448185           254,671
 01/01/2014 to 12/31/2014........   1.448185         1.603250           237,835
 01/01/2015 to 12/31/2015........   1.603250         1.678894           212,907
 01/01/2016 to 12/31/2016........   1.678894         1.750563           164,673
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........   1.409029         1.514909            39,657
 01/01/2008 to 12/31/2008........   1.514909         0.946977            57,649
 01/01/2009 to 12/31/2009........   0.946977         1.288777            58,771
 01/01/2010 to 12/31/2010........   1.288777         1.703717            98,784
 01/01/2011 to 12/31/2011........   1.703717         1.696754            60,858
 01/01/2012 to 12/31/2012........   1.696754         1.930458            59,785
 01/01/2013 to 12/31/2013........   1.930458         2.732180            81,738
 01/01/2014 to 12/31/2014........   2.732180         2.860362            76,835
 01/01/2015 to 12/31/2015........   2.860362         2.877110            56,213
 01/01/2016 to 12/31/2016........   2.877110         3.148687            84,446
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.957765         1.992867           131,796
 01/01/2008 to 12/31/2008........   1.992867         1.658435           145,229
 01/01/2009 to 12/31/2009........   1.658435         2.147283           156,258
 01/01/2010 to 12/31/2010........   2.147283         2.370484           177,444
 01/01/2011 to 12/31/2011........   2.370484         2.462939           144,182
 01/01/2012 to 12/31/2012........   2.462939         2.690590           133,621
 01/01/2013 to 12/31/2013........   2.690590         2.663111           157,942
 01/01/2014 to 12/31/2014........   2.663111         2.752570           166,509
 01/01/2015 to 12/31/2015........   2.752570         2.648052           121,649
 01/01/2016 to 12/31/2016........   2.648052         2.815332           135,576
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2007 to 12/31/2007........   1.729546         1.808875           473,723
 01/01/2008 to 12/31/2008........   1.808875         1.445297           373,398
 01/01/2009 to 12/31/2009........   1.445297         1.940554           350,234
 01/01/2010 to 12/31/2010........   1.940554         2.151993           282,963
 01/01/2011 to 12/31/2011........   2.151993         2.206840            94,980
 01/01/2012 to 12/31/2012........   2.206840         2.446645            93,559
 01/01/2013 to 12/31/2013........   2.446645         2.593441           107,704
 01/01/2014 to 12/31/2014........   2.593441         2.668846            96,486
 01/01/2015 to 12/31/2015........   2.668846         2.562954            78,009
 01/01/2016 to 04/29/2016........   2.562954         2.636947                 0

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.977898         2.016944           442,780
 01/01/2008 to 12/31/2008........   2.016944         1.680632           323,673
 01/01/2009 to 12/31/2009........   1.680632         2.177398           295,229
 01/01/2010 to 12/31/2010........   2.177398         2.407324           235,963
 01/01/2011 to 12/31/2011........   2.407324         2.503351            23,802
 01/01/2012 to 12/31/2012........   2.503351         2.734837            27,953
 01/01/2013 to 12/31/2013........   2.734837         2.709810            39,869
 01/01/2014 to 12/31/2014........   2.709810         2.803754            26,366
 01/01/2015 to 12/31/2015........   2.803754         2.700189            25,692
 01/01/2016 to 12/31/2016........   2.700189         2.875349            43,286
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.531527         1.563940           486,989
 01/01/2008 to 12/31/2008........   1.563940         1.527027           457,154
 01/01/2009 to 12/31/2009........   1.527027         1.560203           422,388
 01/01/2010 to 12/31/2010........   1.560203         1.615731           451,590
 01/01/2011 to 12/31/2011........   1.615731         1.669717           430,621
 01/01/2012 to 12/31/2012........   1.669717         1.688901           404,197
 01/01/2013 to 12/31/2013........   1.688901         1.642934           183,082
 01/01/2014 to 12/31/2014........   1.642934         1.653947           141,792
 01/01/2015 to 12/31/2015........   1.653947         1.628615           102,494
 01/01/2016 to 12/31/2016........   1.628615         1.615090            87,776
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.547792         1.582054           350,705
 01/01/2008 to 12/31/2008........   1.582054         1.546329           214,143
 01/01/2009 to 12/31/2009........   1.546329         1.581526           200,801
 01/01/2010 to 12/31/2010........   1.581526         1.640582           114,160
 01/01/2011 to 12/31/2011........   1.640582         1.695660            47,568
 01/01/2012 to 12/31/2012........   1.695660         1.716802            57,442
 01/01/2013 to 12/31/2013........   1.716802         1.672701            65,566
 01/01/2014 to 12/31/2014........   1.672701         1.684139            65,037
 01/01/2015 to 12/31/2015........   1.684139         1.659848            62,526
 01/01/2016 to 12/31/2016........   1.659848         1.648950            61,490





                                             AMERICAN FORERUNNER - 2.1
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2007 to 12/31/2007........   14.543504        14.713646            8,272
 01/01/2008 to 12/31/2008........   14.713646        13.060200            9,065
 01/01/2009 to 12/31/2009........   13.060200        14.400976            8,144
 01/01/2010 to 12/31/2010........   14.400976        15.010546            8,149
 01/01/2011 to 12/31/2011........   15.010546        15.596643            8,108
 01/01/2012 to 12/31/2012........   15.596643        16.091442            7,542
 01/01/2013 to 12/31/2013........   16.091442        15.416934            2,945
 01/01/2014 to 12/31/2014........   15.416934        15.893374            2,857
 01/01/2015 to 12/31/2015........   15.893374        15.605759            2,360
 01/01/2016 to 12/31/2016........   15.605759        15.731383              564
American Funds Global Small Capitalization Sub-Account
 01/01/2007 to 12/31/2007........    2.777713         3.302471          440,551
 01/01/2008 to 12/31/2008........    3.302471         1.502876          486,129

                                             AMERICAN FORERUNNER - 2.1
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     1.502876         2.373735         356,134
 01/01/2010 to 12/31/2010........     2.373735         2.845459         331,377
 01/01/2011 to 12/31/2011........     2.845459         2.252959         236,919
 01/01/2012 to 12/31/2012........     2.252959         2.606899         164,268
 01/01/2013 to 12/31/2013........     2.606899         3.274642         202,700
 01/01/2014 to 12/31/2014........     3.274642         3.274646         203,271
 01/01/2015 to 12/31/2015........     3.274646         3.215099         181,472
 01/01/2016 to 12/31/2016........     3.215099         3.214347         107,085
American Funds Growth Sub-Account
 01/01/2007 to 12/31/2007........    13.580625        14.938853         290,731
 01/01/2008 to 12/31/2008........    14.938853         8.195303         290,585
 01/01/2009 to 12/31/2009........     8.195303        11.187819         255,170
 01/01/2010 to 12/31/2010........    11.187819        13.002089         221,893
 01/01/2011 to 12/31/2011........    13.002089        12.187864         140,479
 01/01/2012 to 12/31/2012........    12.187864        14.068350         106,411
 01/01/2013 to 12/31/2013........    14.068350        17.923027          88,676
 01/01/2014 to 12/31/2014........    17.923027        19.043941          78,603
 01/01/2015 to 12/31/2015........    19.043941        19.927086          56,169
 01/01/2016 to 12/31/2016........    19.927086        21.364386          46,827
American Funds Growth-Income Sub-Account
 01/01/2007 to 12/31/2007........     9.872164        10.153346         354,993
 01/01/2008 to 12/31/2008........    10.153346         6.178715         308,225
 01/01/2009 to 12/31/2009........     6.178715         7.940504         247,087
 01/01/2010 to 12/31/2010........     7.940504         8.664092         190,527
 01/01/2011 to 12/31/2011........     8.664092         8.329136          74,568
 01/01/2012 to 12/31/2012........     8.329136         9.580911          61,232
 01/01/2013 to 12/31/2013........     9.580911        12.524856          53,384
 01/01/2014 to 12/31/2014........    12.524856        13.568869          32,627
 01/01/2015 to 12/31/2015........    13.568869        13.480155          22,332
 01/01/2016 to 12/31/2016........    13.480155        14.720856          18,306





                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.178148        10.497446          27,096
 01/01/2013 to 12/31/2013........    10.497446        11.459381          26,438
 01/01/2014 to 12/31/2014........    11.459381        12.081996          23,998
 01/01/2015 to 12/31/2015........    12.081996        11.935192          10,066
 01/01/2016 to 12/31/2016........    11.935192        12.143818             384
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996796         1.037539               0
 01/01/2015 to 12/31/2015........     1.037539         1.009006               0
 01/01/2016 to 12/31/2016........     1.009006         1.010776               0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008027         6.992356          25,748
 01/01/2009 to 12/31/2009........     6.992356         8.881638         384,549
 01/01/2010 to 12/31/2010........     8.881638         9.784098         402,472
 01/01/2011 to 12/31/2011........     9.784098         9.405479         340,192
 01/01/2012 to 12/31/2012........     9.405479        10.486500         320,197
 01/01/2013 to 12/31/2013........    10.486500        12.208182         265,478

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........    12.208182        12.715716         220,120
 01/01/2015 to 12/31/2015........    12.715716        12.400753         184,722
 01/01/2016 to 12/31/2016........    12.400753        13.130747         138,151
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998027         6.342282         177,791
 01/01/2009 to 12/31/2009........     6.342282         8.349533         314,724
 01/01/2010 to 12/31/2010........     8.349533         9.306378         287,655
 01/01/2011 to 12/31/2011........     9.306378         8.708073         265,381
 01/01/2012 to 12/31/2012........     8.708073         9.933828         243,472
 01/01/2013 to 12/31/2013........     9.933828        12.206386         194,163
 01/01/2014 to 12/31/2014........    12.206386        12.754435         159,965
 01/01/2015 to 12/31/2015........    12.754435        12.432218         138,970
 01/01/2016 to 12/31/2016........    12.432218        13.304348          64,201
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018026         7.664231          53,851
 01/01/2009 to 12/31/2009........     7.664231         9.288692         160,620
 01/01/2010 to 12/31/2010........     9.288692        10.026861         162,907
 01/01/2011 to 12/31/2011........    10.026861         9.867207         131,461
 01/01/2012 to 12/31/2012........     9.867207        10.740633          64,891
 01/01/2013 to 12/31/2013........    10.740633        11.975342          62,079
 01/01/2014 to 12/31/2014........    11.975342        12.478537          60,137
 01/01/2015 to 12/31/2015........    12.478537        12.166943          57,318
 01/01/2016 to 12/31/2016........    12.166943        12.787964          48,989
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.107341        11.482334          36,576
 01/01/2013 to 12/31/2013........    11.482334        10.895034          32,049
 01/01/2014 to 12/31/2014........    10.895034        11.128446          28,383
 01/01/2015 to 12/31/2015........    11.128446         9.883533          24,193
 01/01/2016 to 12/31/2016........     9.883533        10.577105           7,641
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.685443         1.821884         200,483
 01/01/2008 to 12/31/2008........     1.821884         0.997671         226,767
 01/01/2009 to 12/31/2009........     0.997671         1.194326         198,233
 01/01/2010 to 12/31/2010........     1.194326         1.253514         207,721
 01/01/2011 to 12/31/2011........     1.253514         0.983318         225,054
 01/01/2012 to 12/31/2012........     0.983318         1.152720         190,179
 01/01/2013 to 12/31/2013........     1.152720         1.303544         129,285
 01/01/2014 to 12/31/2014........     1.303544         1.237484          94,731
 01/01/2015 to 12/31/2015........     1.237484         1.189030          31,311
 01/01/2016 to 12/31/2016........     1.189030         1.226804          22,586
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.709355         1.850008         570,385
 01/01/2008 to 12/31/2008........     1.850008         1.013804         356,371
 01/01/2009 to 12/31/2009........     1.013804         1.214405         341,717
 01/01/2010 to 12/31/2010........     1.214405         1.276694         326,032
 01/01/2011 to 12/31/2011........     1.276694         1.003412         314,645
 01/01/2012 to 12/31/2012........     1.003412         1.176545         121,847
 01/01/2013 to 12/31/2013........     1.176545         1.332323           9,381
 01/01/2014 to 12/31/2014........     1.332323         1.266775          10,029
 01/01/2015 to 12/31/2015........     1.266775         1.217463          10,536
 01/01/2016 to 12/31/2016........     1.217463         1.258418          10,081
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.271526         1.331902         888,328

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     1.331902         1.381736         683,180
 01/01/2009 to 12/31/2009........     1.381736         1.424668         513,358
 01/01/2010 to 12/31/2010........     1.424668         1.478920         551,424
 01/01/2011 to 12/31/2011........     1.478920         1.558401         540,454
 01/01/2012 to 12/31/2012........     1.558401         1.585934         458,014
 01/01/2013 to 12/31/2013........     1.585934         1.518207         327,307
 01/01/2014 to 12/31/2014........     1.518207         1.572812         218,546
 01/01/2015 to 12/31/2015........     1.572812         1.546137         202,831
 01/01/2016 to 12/31/2016........     1.546137         1.551055         109,511
BlackRock Bond Income Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     4.226546         4.400722         577,278
 01/01/2008 to 12/31/2008........     4.400722         4.163605         366,791
 01/01/2009 to 12/31/2009........     4.163605         4.464882         291,261
 01/01/2010 to 12/31/2010........     4.464882         4.739093         340,626
 01/01/2011 to 12/31/2011........     4.739093         4.948227         297,802
 01/01/2012 to 12/31/2012........     4.948227         5.213354         203,786
 01/01/2013 to 12/31/2013........     5.213354         5.068752         119,210
 01/01/2014 to 12/31/2014........     5.068752         5.317351         102,172
 01/01/2015 to 12/31/2015........     5.317351         5.240288          65,380
 01/01/2016 to 12/31/2016........     5.240288         5.294288          27,359
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.610728         3.036498          83,463
 01/01/2008 to 12/31/2008........     3.036498         1.887928          56,015
 01/01/2009 to 12/31/2009........     1.887928         2.531148          53,549
 01/01/2010 to 12/31/2010........     2.531148         2.970030          48,950
 01/01/2011 to 12/31/2011........     2.970030         2.650074          56,725
 01/01/2012 to 12/31/2012........     2.650074         2.968815          53,391
 01/01/2013 to 12/31/2013........     2.968815         3.904435          28,744
 01/01/2014 to 12/31/2014........     3.904435         4.165949          23,050
 01/01/2015 to 12/31/2015........     4.165949         4.337580          15,199
 01/01/2016 to 12/31/2016........     4.337580         4.253881               0
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2007 to 12/31/2007........    16.589722        16.898674             599
 01/01/2008 to 12/31/2008........    16.898674         9.136063             675
 01/01/2009 to 05/01/2009........     9.136063         9.521628               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.635612         3.068310         198,405
 01/01/2008 to 12/31/2008........     3.068310         1.909600         156,926
 01/01/2009 to 12/31/2009........     1.909600         2.562432         138,043
 01/01/2010 to 12/31/2010........     2.562432         3.010617         110,869
 01/01/2011 to 12/31/2011........     3.010617         2.689002          95,310
 01/01/2012 to 12/31/2012........     2.689002         3.015125           7,680
 01/01/2013 to 12/31/2013........     3.015125         3.969554               0
 01/01/2014 to 12/31/2014........     3.969554         4.239654               0
 01/01/2015 to 12/31/2015........     4.239654         4.418294               0
 01/01/2016 to 12/31/2016........     4.418294         4.336983               0
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.934082        10.228279          24,458
 01/01/2013 to 12/31/2013........    10.228279        11.081407          23,993
 01/01/2014 to 12/31/2014........    11.081407        11.527592          23,550
 01/01/2015 to 12/31/2015........    11.527592        11.309628           5,507
 01/01/2016 to 12/31/2016........    11.309628        11.600120               0

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.415637         1.433751          212,842
 01/01/2008 to 12/31/2008........     1.433751         0.913715          185,191
 01/01/2009 to 12/31/2009........     0.913715         0.996615          285,776
 01/01/2010 to 12/31/2010........     0.996615         1.066212          277,307
 01/01/2011 to 12/31/2011........     1.066212         1.068696          252,499
 01/01/2012 to 12/31/2012........     1.068696         1.196150          333,560
 01/01/2013 to 12/31/2013........     1.196150         1.547771          285,344
 01/01/2014 to 12/31/2014........     1.547771         1.667642          149,705
 01/01/2015 to 12/31/2015........     1.667642         1.536696           98,422
 01/01/2016 to 12/31/2016........     1.536696         1.782414           62,119
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.421789         1.441976          152,421
 01/01/2008 to 12/31/2008........     1.441976         0.919958          130,311
 01/01/2009 to 12/31/2009........     0.919958         1.004532          124,845
 01/01/2010 to 12/31/2010........     1.004532         1.075444          135,359
 01/01/2011 to 12/31/2011........     1.075444         1.078769          123,475
 01/01/2012 to 12/31/2012........     1.078769         1.209211           63,299
 01/01/2013 to 12/31/2013........     1.209211         1.566340           49,189
 01/01/2014 to 12/31/2014........     1.566340         1.689006           46,288
 01/01/2015 to 12/31/2015........     1.689006         1.558229           46,286
 01/01/2016 to 12/31/2016........     1.558229         1.808052           44,960
BlackRock Ultra-Short Term Bond Sub-Account (Class B) (previously BlackRock Money
Market Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     2.080737         2.141800        2,595,950
 01/01/2008 to 12/31/2008........     2.141800         2.158164        1,366,121
 01/01/2009 to 12/31/2009........     2.158164         2.125030        1,200,100
 01/01/2010 to 12/31/2010........     2.125030         2.087120          789,471
 01/01/2011 to 12/31/2011........     2.087120         2.049987          640,593
 01/01/2012 to 12/31/2012........     2.049987         2.013217          480,873
 01/01/2013 to 12/31/2013........     2.013217         1.977302          284,992
 01/01/2014 to 12/31/2014........     1.977302         1.942027          162,030
 01/01/2015 to 12/31/2015........     1.942027         1.907382           83,826
 01/01/2016 to 12/31/2016........     1.907382         1.875455           60,514
Clarion Global Real Estate Sub-Account
 01/01/2007 to 12/31/2007........    19.245665        16.064120           82,026
 01/01/2008 to 12/31/2008........    16.064120         9.201824           61,552
 01/01/2009 to 12/31/2009........     9.201824        12.176868           57,781
 01/01/2010 to 12/31/2010........    12.176868        13.886119           50,703
 01/01/2011 to 12/31/2011........    13.886119        12.876948           44,693
 01/01/2012 to 12/31/2012........    12.876948        15.932812           36,845
 01/01/2013 to 12/31/2013........    15.932812        16.203410           30,366
 01/01/2014 to 12/31/2014........    16.203410        18.025806           17,599
 01/01/2015 to 12/31/2015........    18.025806        17.456087            9,635
 01/01/2016 to 12/31/2016........    17.456087        17.294568            5,787
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.767974         0.771297          194,709
 01/01/2008 to 12/31/2008........     0.771297         0.461673          185,666
 01/01/2009 to 12/31/2009........     0.461673         0.602897          142,230
 01/01/2010 to 12/31/2010........     0.602897         0.733003          160,519
 01/01/2011 to 12/31/2011........     0.733003         0.743333          172,308
 01/01/2012 to 12/31/2012........     0.743333         0.865113          137,185
 01/01/2013 to 12/31/2013........     0.865113         1.237159          139,704
 01/01/2014 to 12/31/2014........     1.237159         1.444657          509,740

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     1.444657         1.361609          213,771
 01/01/2016 to 12/31/2016........     1.361609         1.373166          132,504
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   131.890185       161.361339            1,032
 01/01/2008 to 12/31/2008........   161.361339        91.918801            4,205
 01/01/2009 to 12/31/2009........    91.918801       128.968033            7,465
 01/01/2010 to 12/31/2010........   128.968033       138.571745            6,681
 01/01/2011 to 12/31/2011........   138.571745       125.835311            6,722
 01/01/2012 to 12/31/2012........   125.835311       151.404221            5,144
 01/01/2013 to 12/31/2013........   151.404221       191.509486            3,645
 01/01/2014 to 04/25/2014........   191.509486       199.169061                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     9.725632         8.987013           17,246
 01/01/2008 to 12/31/2008........     8.987013         4.005580           10,715
 01/01/2009 to 12/31/2009........     4.005580         5.427904           15,695
 01/01/2010 to 12/31/2010........     5.427904         5.722150           16,146
 01/01/2011 to 04/29/2011........     5.722150         6.076491                0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.614189         0.555655          369,202
 01/01/2012 to 12/31/2012........     0.555655         0.647011          150,187
 01/01/2013 to 12/31/2013........     0.647011         0.926835           48,871
 01/01/2014 to 12/31/2014........     0.926835         1.082758           42,192
 01/01/2015 to 12/31/2015........     1.082758         1.021045           26,525
 01/01/2016 to 12/31/2016........     1.021045         1.031276           26,797
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     0.980959         0.907376          302,450
 01/01/2008 to 12/31/2008........     0.907376         0.404770          326,550
 01/01/2009 to 12/31/2009........     0.404770         0.548466          294,196
 01/01/2010 to 12/31/2010........     0.548466         0.578413          280,253
 01/01/2011 to 04/29/2011........     0.578413         0.614280                0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    39.487497        46.626945           21,493
 01/01/2008 to 12/31/2008........    46.626945        24.800875            4,369
 01/01/2009 to 12/31/2009........    24.800875        36.309052            2,980
 01/01/2010 to 12/31/2010........    36.309052        41.008878            3,011
 01/01/2011 to 12/31/2011........    41.008878        38.971843            3,373
 01/01/2012 to 12/31/2012........    38.971843        42.365395            2,494
 01/01/2013 to 12/31/2013........    42.365395        55.105714            1,002
 01/01/2014 to 12/31/2014........    55.105714        60.009011              804
 01/01/2015 to 12/31/2015........    60.009011        60.473347              526
 01/01/2016 to 12/31/2016........    60.473347        62.457947              329
Harris Oakmark International Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.958238         1.901601        1,458,315
 01/01/2008 to 12/31/2008........     1.901601         1.104012        1,085,548
 01/01/2009 to 12/31/2009........     1.104012         1.681368          967,325
 01/01/2010 to 12/31/2010........     1.681368         1.922551          879,637
 01/01/2011 to 12/31/2011........     1.922551         1.619117          818,908
 01/01/2012 to 12/31/2012........     1.619117         2.055239          719,231
 01/01/2013 to 12/31/2013........     2.055239         2.634050          514,113
 01/01/2014 to 12/31/2014........     2.634050         2.437265          370,457
 01/01/2015 to 12/31/2015........     2.437265         2.285533          289,241

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     2.285533         2.428332         241,349
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010647         1.045112         338,561
 01/01/2013 to 12/31/2013........     1.045112         1.045571         342,145
 01/01/2014 to 12/31/2014........     1.045571         1.084229         306,798
 01/01/2015 to 12/31/2015........     1.084229         1.020107         128,089
 01/01/2016 to 12/31/2016........     1.020107         1.119301          47,209
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     2.399578         2.460148         347,030
 01/01/2013 to 12/31/2013........     2.460148         3.148529         175,855
 01/01/2014 to 12/31/2014........     3.148529         3.390567          95,123
 01/01/2015 to 12/31/2015........     3.390567         3.030988          46,693
 01/01/2016 to 12/31/2016........     3.030988         3.438465          31,408
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2007 to 12/31/2007........     2.536576         2.570564         854,362
 01/01/2008 to 12/31/2008........     2.570564         1.325950         479,771
 01/01/2009 to 12/31/2009........     1.325950         1.924035         472,407
 01/01/2010 to 12/31/2010........     1.924035         2.382006         478,881
 01/01/2011 to 12/31/2011........     2.382006         2.183446         461,531
 01/01/2012 to 04/27/2012........     2.183446         2.411425               0
Invesco Small Cap Growth Sub-account
 01/01/2007 to 12/31/2007........     1.433563         1.563721         245,447
 01/01/2008 to 12/31/2008........     1.563721         0.940955         232,003
 01/01/2009 to 12/31/2009........     0.940955         1.236722         239,660
 01/01/2010 to 12/31/2010........     1.236722         1.532714         123,206
 01/01/2011 to 12/31/2011........     1.532714         1.489150         124,966
 01/01/2012 to 12/31/2012........     1.489150         1.729070         120,541
 01/01/2013 to 12/31/2013........     1.729070         2.380523          62,261
 01/01/2014 to 12/31/2014........     2.380523         2.523016          58,552
 01/01/2015 to 12/31/2015........     2.523016         2.435637          34,729
 01/01/2016 to 12/31/2016........     2.435637         2.665728          24,207
Jennison Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.481161         0.526348         261,622
 01/01/2008 to 12/31/2008........     0.526348         0.328006         279,997
 01/01/2009 to 12/31/2009........     0.328006         0.449610         378,762
 01/01/2010 to 12/31/2010........     0.449610         0.491554         531,723
 01/01/2011 to 12/31/2011........     0.491554         0.483873         385,090
 01/01/2012 to 12/31/2012........     0.483873         0.549126         419,142
 01/01/2013 to 12/31/2013........     0.549126         0.737441         397,714
 01/01/2014 to 12/31/2014........     0.737441         0.787613         327,962
 01/01/2015 to 12/31/2015........     0.787613         0.855093         147,492
 01/01/2016 to 12/31/2016........     0.855093         0.838749         116,941
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2007 to 12/31/2007........     8.945317        10.040176          22,012
 01/01/2008 to 12/31/2008........    10.040176         5.330510          23,323
 01/01/2009 to 12/31/2009........     5.330510         7.523443          16,270
 01/01/2010 to 12/31/2010........     7.523443         8.083645          17,549
 01/01/2011 to 12/31/2011........     8.083645         7.830117          14,634
 01/01/2012 to 04/27/2012........     7.830117         8.797392               0
Jennison Growth Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     0.482542         0.528594          89,578
 01/01/2008 to 12/31/2008........     0.528594         0.329264         109,713

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     0.329264         0.452366          62,984
 01/01/2010 to 12/31/2010........     0.452366         0.495135          63,458
 01/01/2011 to 12/31/2011........     0.495135         0.487813          35,498
 01/01/2012 to 12/31/2012........     0.487813         0.553702               0
 01/01/2013 to 12/31/2013........     0.553702         0.744518               0
 01/01/2014 to 12/31/2014........     0.744518         0.796003               0
 01/01/2015 to 12/31/2015........     0.796003         0.865181               0
 01/01/2016 to 12/31/2016........     0.865181         0.849634               0
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012701         1.047153         102,145
 01/01/2013 to 12/31/2013........     1.047153         1.141470         105,305
 01/01/2014 to 12/31/2014........     1.141470         1.199313         105,460
 01/01/2015 to 12/31/2015........     1.199313         1.188452          97,704
 01/01/2016 to 12/31/2016........     1.188452         1.201136          16,681
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.762608        13.988801          30,673
 01/01/2014 to 12/31/2014........    13.988801        14.215613          24,063
 01/01/2015 to 12/31/2015........    14.215613        14.133421          17,865
 01/01/2016 to 12/31/2016........    14.133421        14.544433          14,803
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998027         7.964414           7,936
 01/01/2009 to 12/31/2009........     7.964414         9.999197          23,097
 01/01/2010 to 12/31/2010........     9.999197        10.981759          24,039
 01/01/2011 to 12/31/2011........    10.981759        11.016470          43,360
 01/01/2012 to 12/31/2012........    11.016470        12.170564          50,288
 01/01/2013 to 04/26/2013........    12.170564        12.687936               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.045800         3.338902         152,672
 01/01/2008 to 12/31/2008........     3.338902         2.096770         112,014
 01/01/2009 to 12/31/2009........     2.096770         2.675677         113,687
 01/01/2010 to 12/31/2010........     2.675677         3.343038          92,668
 01/01/2011 to 12/31/2011........     3.343038         3.294641          94,987
 01/01/2012 to 12/31/2012........     3.294641         3.697236          85,244
 01/01/2013 to 12/31/2013........     3.697236         5.108722          53,706
 01/01/2014 to 12/31/2014........     5.108722         5.193290          25,643
 01/01/2015 to 12/31/2015........     5.193290         5.011777          11,843
 01/01/2016 to 12/31/2016........     5.011777         5.856274           6,999
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     3.074265         3.373304         194,655
 01/01/2008 to 12/31/2008........     3.373304         2.120505         114,144
 01/01/2009 to 12/31/2009........     2.120505         2.708544          99,373
 01/01/2010 to 12/31/2010........     2.708544         3.387573          95,179
 01/01/2011 to 12/31/2011........     3.387573         3.341919          81,270
 01/01/2012 to 12/31/2012........     3.341919         3.753951          26,602
 01/01/2013 to 12/31/2013........     3.753951         5.192318           8,619
 01/01/2014 to 12/31/2014........     5.192318         5.283322           8,840
 01/01/2015 to 12/31/2015........     5.283322         5.103933           8,446
 01/01/2016 to 12/31/2016........     5.103933         5.969823           8,211
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     1.062219         1.088179         515,436
 01/01/2008 to 12/31/2008........     1.088179         0.627221         437,435
 01/01/2009 to 12/31/2009........     0.627221         0.798845         360,930
 01/01/2010 to 12/31/2010........     0.798845         1.030558         356,502

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     1.030558         1.039998          327,819
 01/01/2012 to 12/31/2012........     1.039998         1.132618          149,648
 01/01/2013 to 12/31/2013........     1.132618         1.650611           60,683
 01/01/2014 to 12/31/2014........     1.650611         1.636315           30,315
 01/01/2015 to 12/31/2015........     1.636315         1.630060            4,077
 01/01/2016 to 12/31/2016........     1.630060         1.697795            4,163
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.703604         3.379837          441,332
 01/01/2008 to 12/31/2008........     3.379837         1.788000          364,088
 01/01/2009 to 12/31/2009........     1.788000         2.479583          344,692
 01/01/2010 to 12/31/2010........     2.479583         2.794837          309,030
 01/01/2011 to 12/31/2011........     2.794837         2.923249          279,202
 01/01/2012 to 12/31/2012........     2.923249         3.203320          271,103
 01/01/2013 to 12/31/2013........     3.203320         4.294846          170,195
 01/01/2014 to 12/31/2014........     4.294846         4.288834           90,860
 01/01/2015 to 12/31/2015........     4.288834         3.805195           44,470
 01/01/2016 to 12/31/2016........     3.805195         4.583901            8,774
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     3.785473         3.457998          715,886
 01/01/2008 to 12/31/2008........     3.457998         1.831165          580,502
 01/01/2009 to 12/31/2009........     1.831165         2.541922          537,262
 01/01/2010 to 12/31/2010........     2.541922         2.867912          478,388
 01/01/2011 to 12/31/2011........     2.867912         3.002711          399,350
 01/01/2012 to 12/31/2012........     3.002711         3.293711          248,704
 01/01/2013 to 12/31/2013........     3.293711         4.420584          104,919
 01/01/2014 to 12/31/2014........     4.420584         4.418772           99,917
 01/01/2015 to 12/31/2015........     4.418772         3.924324           98,141
 01/01/2016 to 12/31/2016........     3.924324         4.732250           90,447
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987535         9.740597              831
 01/01/2012 to 12/31/2012........     9.740597         9.986641            4,698
 01/01/2013 to 12/31/2013........     9.986641         9.922338           15,644
 01/01/2014 to 12/31/2014........     9.922338         9.848415            9,366
 01/01/2015 to 12/31/2015........     9.848415         9.612514            4,183
 01/01/2016 to 12/31/2016........     9.612514         9.736865            3,901
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........    38.715120        40.156345           19,227
 01/01/2008 to 12/31/2008........    40.156345        29.592080            1,679
 01/01/2009 to 12/31/2009........    29.592080        34.005431            4,098
 01/01/2010 to 12/31/2010........    34.005431        36.510005            2,814
 01/01/2011 to 12/31/2011........    36.510005        37.147107            1,833
 01/01/2012 to 12/31/2012........    37.147107        40.898270            2,613
 01/01/2013 to 12/31/2013........    40.898270        48.313736            2,428
 01/01/2014 to 12/31/2014........    48.313736        52.330139            1,805
 01/01/2015 to 12/31/2015........    52.330139        52.575994            1,903
 01/01/2016 to 12/31/2016........    52.575994        55.119111            1,569
Met/Wellington Core Equity Opportunities Sub-Account (Class B) (previously WMC Core
Equity Opportunities Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     3.581659         3.670203        1,195,069
 01/01/2008 to 12/31/2008........     3.670203         2.179993        1,060,947
 01/01/2009 to 12/31/2009........     2.179993         2.818782        1,101,403
 01/01/2010 to 12/31/2010........     2.818782         3.092757        1,020,411
 01/01/2011 to 12/31/2011........     3.092757         2.908013          769,213
 01/01/2012 to 12/31/2012........     2.908013         3.216203          614,461

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     3.216203         4.212596         405,066
 01/01/2014 to 12/31/2014........     4.212596         4.565821         193,113
 01/01/2015 to 12/31/2015........     4.565821         4.580412         107,546
 01/01/2016 to 12/31/2016........     4.580412         4.816109          87,015
Met/Wellington Core Equity Opportunities Sub-Account (Class E) (previously WMC Core
Equity Opportunities Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     3.621192         3.713858         813,817
 01/01/2008 to 12/31/2008........     3.713858         2.208187         646,174
 01/01/2009 to 12/31/2009........     2.208187         2.859072         589,722
 01/01/2010 to 12/31/2010........     2.859072         3.139924         518,677
 01/01/2011 to 12/31/2011........     3.139924         2.955135         446,132
 01/01/2012 to 12/31/2012........     2.955135         3.270770         200,516
 01/01/2013 to 12/31/2013........     3.270770         4.289523          62,464
 01/01/2014 to 12/31/2014........     4.289523         4.653115          55,143
 01/01/2015 to 12/31/2015........     4.653115         4.673692          50,390
 01/01/2016 to 12/31/2016........     4.673692         4.918632          47,811
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap
Research Sub-Account (Class B))
 04/30/2007 to 12/31/2007........     7.099125         7.140861          35,850
 01/01/2008 to 12/31/2008........     7.140861         4.396612          28,434
 01/01/2009 to 12/31/2009........     4.396612         5.147123          38,031
 01/01/2010 to 12/31/2010........     5.147123         5.684984          40,410
 01/01/2011 to 12/31/2011........     5.684984         5.598022          33,423
 01/01/2012 to 12/31/2012........     5.598022         6.235055          23,778
 01/01/2013 to 12/31/2013........     6.235055         8.223282          15,833
 01/01/2014 to 12/31/2014........     8.223282         9.167348          11,642
 01/01/2015 to 12/31/2015........     9.167348         9.408443           8,899
 01/01/2016 to 12/31/2016........     9.408443        10.005508          12,258
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-
Account)
 01/01/2007 to 04/27/2007........     6.835440         7.159196               0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2007 to 12/31/2007........    12.633257        12.812241         105,586
 01/01/2008 to 12/31/2008........    12.812241         7.493196          72,839
 01/01/2009 to 12/31/2009........     7.493196         9.676997          54,754
 01/01/2010 to 12/31/2010........     9.676997        10.995788          48,426
 01/01/2011 to 04/29/2011........    10.995788        11.907788               0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    11.871776        10.140262          48,499
 01/01/2012 to 12/31/2012........    10.140262        11.625719          22,809
 01/01/2013 to 12/31/2013........    11.625719        14.787625          13,844
 01/01/2014 to 12/31/2014........    14.787625        15.262878          12,151
 01/01/2015 to 12/31/2015........    15.262878        14.689535           8,362
 01/01/2016 to 12/31/2016........    14.689535        15.722838           8,362
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    10.784634        11.181282          10,653
 01/01/2008 to 12/31/2008........    11.181282         9.401307          50,787
 01/01/2009 to 12/31/2009........     9.401307        11.128864         186,474
 01/01/2010 to 12/31/2010........    11.128864        12.029104         204,147
 01/01/2011 to 12/31/2011........    12.029104        12.199269         145,869
 01/01/2012 to 12/31/2012........    12.199269        13.080288         133,851
 01/01/2013 to 12/31/2013........    13.080288        13.397584          60,112
 01/01/2014 to 12/31/2014........    13.397584        13.747021          40,597
 01/01/2015 to 12/31/2015........    13.747021        13.422717          35,230
 01/01/2016 to 12/31/2016........    13.422717        13.780488          22,962

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.273622        11.604112          267,987
 01/01/2008 to 12/31/2008........    11.604112         8.935290          230,219
 01/01/2009 to 12/31/2009........     8.935290        10.853789          196,983
 01/01/2010 to 12/31/2010........    10.853789        11.888988          131,219
 01/01/2011 to 12/31/2011........    11.888988        11.799844          150,064
 01/01/2012 to 12/31/2012........    11.799844        12.916496          115,298
 01/01/2013 to 12/31/2013........    12.916496        14.072044          103,523
 01/01/2014 to 12/31/2014........    14.072044        14.501892           97,569
 01/01/2015 to 12/31/2015........    14.501892        14.090300           70,800
 01/01/2016 to 12/31/2016........    14.090300        14.681437           17,494
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.775489        12.066915          667,660
 01/01/2008 to 12/31/2008........    12.066915         8.457638          674,397
 01/01/2009 to 12/31/2009........     8.457638        10.510595          676,545
 01/01/2010 to 12/31/2010........    10.510595        11.682869          696,313
 01/01/2011 to 12/31/2011........    11.682869        11.317815          585,958
 01/01/2012 to 12/31/2012........    11.317815        12.586649          430,585
 01/01/2013 to 12/31/2013........    12.586649        14.585405          469,473
 01/01/2014 to 12/31/2014........    14.585405        15.048701          308,423
 01/01/2015 to 12/31/2015........    15.048701        14.592840          233,220
 01/01/2016 to 12/31/2016........    14.592840        15.350892           94,304
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    12.278459        12.522484        1,020,309
 01/01/2008 to 12/31/2008........    12.522484         7.979608        1,096,980
 01/01/2009 to 12/31/2009........     7.979608        10.117430          949,155
 01/01/2010 to 12/31/2010........    10.117430        11.397710          880,450
 01/01/2011 to 12/31/2011........    11.397710        10.772518          753,279
 01/01/2012 to 12/31/2012........    10.772518        12.207192          613,911
 01/01/2013 to 12/31/2013........    12.207192        14.904296          525,076
 01/01/2014 to 12/31/2014........    14.904296        15.403607          522,175
 01/01/2015 to 12/31/2015........    15.403607        14.872188          435,585
 01/01/2016 to 12/31/2016........    14.872188        15.796001          202,738
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998027         7.014269            5,481
 01/01/2009 to 12/31/2009........     7.014269         8.856104           87,644
 01/01/2010 to 12/31/2010........     8.856104         9.571990           97,008
 01/01/2011 to 12/31/2011........     9.571990         9.236064           82,366
 01/01/2012 to 12/31/2012........     9.236064        10.532994           77,474
 01/01/2013 to 04/26/2013........    10.532994        11.324926                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.397941        12.957546           66,214
 01/01/2014 to 04/25/2014........    12.957546        12.888928                0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.960927        10.395119           10,609
 01/01/2013 to 12/31/2013........    10.395119        11.675982           41,761
 01/01/2014 to 12/31/2014........    11.675982        12.574137           83,356
 01/01/2015 to 12/31/2015........    12.574137        11.845004           81,699
 01/01/2016 to 12/31/2016........    11.845004        12.606873           68,309
MetLife Mid Cap Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     1.521494         1.606521          798,232
 01/01/2008 to 12/31/2008........     1.606521         1.003791          525,690
 01/01/2009 to 12/31/2009........     1.003791         1.348451          463,191

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     1.348451         1.668696         425,404
 01/01/2011 to 12/31/2011........     1.668696         1.603135         384,238
 01/01/2012 to 12/31/2012........     1.603135         1.847226         186,578
 01/01/2013 to 12/31/2013........     1.847226         2.409917         101,184
 01/01/2014 to 12/31/2014........     2.409917         2.585283          72,920
 01/01/2015 to 12/31/2015........     2.585283         2.472600          60,007
 01/01/2016 to 12/31/2016........     2.472600         2.917563          46,214
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.776308        11.237736           3,447
 01/01/2014 to 12/31/2014........    11.237736        12.059426               0
 01/01/2015 to 12/31/2015........    12.059426        11.700756           1,239
 01/01/2016 to 12/31/2016........    11.700756        11.993249           1,168
MetLife Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     4.019181         4.143456         412,988
 01/01/2008 to 12/31/2008........     4.143456         2.553067         326,448
 01/01/2009 to 12/31/2009........     2.553067         3.157488         308,317
 01/01/2010 to 12/31/2010........     3.157488         3.550569         191,621
 01/01/2011 to 12/31/2011........     3.550569         3.544387         175,033
 01/01/2012 to 12/31/2012........     3.544387         4.017890         117,505
 01/01/2013 to 12/31/2013........     4.017890         5.197144          67,931
 01/01/2014 to 12/31/2014........     5.197144         5.773053          41,843
 01/01/2015 to 12/31/2015........     5.773053         5.721851          22,133
 01/01/2016 to 12/31/2016........     5.721851         6.259464             822
MFS(Reg. TM) Research International Sub-Account
 01/01/2007 to 12/31/2007........     1.566229         1.742577         854,004
 01/01/2008 to 12/31/2008........     1.742577         0.986348         626,081
 01/01/2009 to 12/31/2009........     0.986348         1.274549         658,919
 01/01/2010 to 12/31/2010........     1.274549         1.394594         603,731
 01/01/2011 to 12/31/2011........     1.394594         1.222999         513,768
 01/01/2012 to 12/31/2012........     1.222999         1.401747         187,808
 01/01/2013 to 12/31/2013........     1.401747         1.641871         109,439
 01/01/2014 to 12/31/2014........     1.641871         1.500511          88,690
 01/01/2015 to 12/31/2015........     1.500511         1.447598          57,254
 01/01/2016 to 12/31/2016........     1.447598         1.409328          58,820
MFS(Reg. TM) Total Return Sub-Account
 01/01/2007 to 12/31/2007........     4.136833         4.229924         699,190
 01/01/2008 to 12/31/2008........     4.229924         3.225839         586,413
 01/01/2009 to 12/31/2009........     3.225839         3.748212         581,896
 01/01/2010 to 12/31/2010........     3.748212         4.042075         560,171
 01/01/2011 to 12/31/2011........     4.042075         4.055835         462,408
 01/01/2012 to 12/31/2012........     4.055835         4.433546         299,586
 01/01/2013 to 12/31/2013........     4.433546         5.168731         147,415
 01/01/2014 to 12/31/2014........     5.168731         5.501114          92,026
 01/01/2015 to 12/31/2015........     5.501114         5.381387          81,154
 01/01/2016 to 12/31/2016........     5.381387         5.757008          35,853
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.428512         1.346407         386,404
 01/01/2008 to 12/31/2008........     1.346407         0.876646         340,314
 01/01/2009 to 12/31/2009........     0.876646         1.038243         398,361
 01/01/2010 to 12/31/2010........     1.038243         1.133730         410,553
 01/01/2011 to 12/31/2011........     1.133730         1.120662         467,893
 01/01/2012 to 12/31/2012........     1.120662         1.280168         509,989
 01/01/2013 to 12/31/2013........     1.280168         1.702266         752,926

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   1.702266           1.848485         507,759
 01/01/2015 to 12/31/2015........   1.848485           1.808891         454,550
 01/01/2016 to 12/31/2016........   1.808891           2.027049         326,405
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........   2.946953           3.008116         222,271
 01/01/2008 to 12/31/2008........   3.008116           1.799099         135,457
 01/01/2009 to 12/31/2009........   1.799099           2.146667         133,024
 01/01/2010 to 12/31/2010........   2.146667           2.409424         122,373
 01/01/2011 to 12/31/2011........   2.409424           2.215435         106,198
 01/01/2012 to 12/31/2012........   2.215435           2.512317          94,546
 01/01/2013 to 04/26/2013........   2.512317           2.762435               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998027           6.581951               0
 01/01/2009 to 12/31/2009........   6.581951           8.073191           1,781
 01/01/2010 to 12/31/2010........   8.073191           8.803303           2,599
 01/01/2011 to 12/31/2011........   8.803303           8.599289           1,780
 01/01/2012 to 12/31/2012........   8.599289           9.620356           3,325
 01/01/2013 to 04/26/2013........   9.620356          10.524851               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.439719           1.358348         649,135
 01/01/2008 to 12/31/2008........   1.358348           0.885650         623,072
 01/01/2009 to 12/31/2009........   0.885650           1.049654         502,267
 01/01/2010 to 12/31/2010........   1.049654           1.146954         305,741
 01/01/2011 to 12/31/2011........   1.146954           1.135614         272,127
 01/01/2012 to 12/31/2012........   1.135614           1.298085          96,697
 01/01/2013 to 12/31/2013........   1.298085           1.729252          46,666
 01/01/2014 to 12/31/2014........   1.729252           1.878911          40,054
 01/01/2015 to 12/31/2015........   1.878911           1.840401          36,724
 01/01/2016 to 12/31/2016........   1.840401           2.064266          33,589
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2007 to 12/31/2007........   2.979331           3.044154          84,146
 01/01/2008 to 12/31/2008........   3.044154           1.822712          70,114
 01/01/2009 to 12/31/2009........   1.822712           2.177926          71,046
 01/01/2010 to 12/31/2010........   2.177926           2.447057          59,438
 01/01/2011 to 12/31/2011........   2.447057           2.252126          59,629
 01/01/2012 to 12/31/2012........   2.252126           2.556538          53,732
 01/01/2013 to 04/26/2013........   2.556538           2.812056               0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.221277           1.414654         259,389
 01/01/2011 to 12/31/2011........   1.414654           1.293287         237,073
 01/01/2012 to 12/31/2012........   1.293287           1.387986         169,703
 01/01/2013 to 12/31/2013........   1.387986           1.895222          76,475
 01/01/2014 to 12/31/2014........   1.895222           1.880288          79,203
 01/01/2015 to 12/31/2015........   1.880288           1.753983          20,278
 01/01/2016 to 12/31/2016........   1.753983           1.576946          17,760
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2007 to 12/31/2007........   1.835386           1.948661         307,133
 01/01/2008 to 12/31/2008........   1.948661           0.852917         291,458
 01/01/2009 to 12/31/2009........   0.852917           1.118602         286,365
 01/01/2010 to 04/30/2010........   1.118602           1.209080               0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........   1.483150           1.609786         725,827
 01/01/2008 to 12/31/2008........   1.609786           0.913803         503,519

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     0.913803         1.151386         500,462
 01/01/2010 to 12/31/2010........     1.151386         1.220344         465,824
 01/01/2011 to 12/31/2011........     1.220344         1.046995         422,668
 01/01/2012 to 12/31/2012........     1.046995         1.213557         289,843
 01/01/2013 to 12/31/2013........     1.213557         1.448421         161,388
 01/01/2014 to 12/31/2014........     1.448421         1.333416         118,279
 01/01/2015 to 12/31/2015........     1.333416         1.292865          90,918
 01/01/2016 to 12/31/2016........     1.292865         1.282501          55,832
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2007 to 12/31/2007........     2.078108         1.965493         537,078
 01/01/2008 to 12/31/2008........     1.965493         1.186065         442,933
 01/01/2009 to 12/31/2009........     1.186065         1.314410         495,563
 01/01/2010 to 12/31/2010........     1.314410         1.566493         437,898
 01/01/2011 to 12/31/2011........     1.566493         1.623331         361,023
 01/01/2012 to 12/31/2012........     1.623331         1.749713         276,626
 01/01/2013 to 12/31/2013........     1.749713         2.374793         248,365
 01/01/2014 to 12/31/2014........     2.374793         2.325417         114,431
 01/01/2015 to 12/31/2015........     2.325417         2.292611          64,143
 01/01/2016 to 12/31/2016........     2.292611         2.665904          51,650
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........     1.601032         1.529699         445,515
 01/01/2008 to 12/31/2008........     1.529699         0.926915         318,586
 01/01/2009 to 12/31/2009........     0.926915         1.245051         318,390
 01/01/2010 to 12/31/2010........     1.245051         1.502389         289,089
 01/01/2011 to 12/31/2011........     1.502389         1.397783         273,425
 01/01/2012 to 12/31/2012........     1.397783         1.445276         184,564
 01/01/2013 to 04/26/2013........     1.445276         1.565086               0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2007 to 12/31/2007........     2.087695         1.976906         926,143
 01/01/2008 to 12/31/2008........     1.976906         1.194009         825,881
 01/01/2009 to 12/31/2009........     1.194009         1.324232         813,320
 01/01/2010 to 12/31/2010........     1.324232         1.579638         669,689
 01/01/2011 to 12/31/2011........     1.579638         1.637757         581,945
 01/01/2012 to 12/31/2012........     1.637757         1.767649         296,831
 01/01/2013 to 12/31/2013........     1.767649         2.402334         187,694
 01/01/2014 to 12/31/2014........     2.402334         2.354974         181,089
 01/01/2015 to 12/31/2015........     2.354974         2.322863         166,209
 01/01/2016 to 12/31/2016........     2.322863         2.704407         156,846
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    18.560308        19.368802          42,472
 01/01/2008 to 12/31/2008........    19.368802        11.307042          27,617
 01/01/2009 to 12/31/2009........    11.307042        15.525415          21,659
 01/01/2010 to 12/31/2010........    15.525415        17.677282          20,485
 01/01/2011 to 12/31/2011........    17.677282        15.903115          19,467
 01/01/2012 to 12/31/2012........    15.903115        18.925203          11,937
 01/01/2013 to 12/31/2013........    18.925203        23.627439           9,669
 01/01/2014 to 12/31/2014........    23.627439        23.703067           5,648
 01/01/2015 to 12/31/2015........    23.703067        24.196416             661
 01/01/2016 to 12/31/2016........    24.196416        23.819656             509
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998027         6.551182               0
 01/01/2009 to 12/31/2009........     6.551182         8.533245             460
 01/01/2010 to 12/31/2010........     8.533245         9.022979           3,816

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     9.022979         8.251080            3,720
 01/01/2012 to 12/31/2012........     8.251080         9.903252              343
 01/01/2013 to 04/26/2013........     9.903252        10.514810                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999754         1.032732                0
 01/01/2015 to 12/31/2015........     1.032732         0.958753                0
 01/01/2016 to 12/31/2016........     0.958753         1.046394                0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2007 to 12/31/2007........    10.941313        11.905365           48,562
 01/01/2008 to 12/31/2008........    11.905365        10.886878           89,169
 01/01/2009 to 12/31/2009........    10.886878        12.622616          113,920
 01/01/2010 to 12/31/2010........    12.622616        13.359662          182,894
 01/01/2011 to 12/31/2011........    13.359662        14.583904          201,426
 01/01/2012 to 12/31/2012........    14.583904        15.630295          129,771
 01/01/2013 to 12/31/2013........    15.630295        13.927560           75,121
 01/01/2014 to 12/31/2014........    13.927560        14.074859           51,452
 01/01/2015 to 12/31/2015........    14.074859        13.393831           21,287
 01/01/2016 to 12/31/2016........    13.393831        13.810532           14,793
PIMCO Total Return Sub-Account
 01/01/2007 to 12/31/2007........     1.227412         1.296585        3,838,996
 01/01/2008 to 12/31/2008........     1.296585         1.278613        4,213,369
 01/01/2009 to 12/31/2009........     1.278613         1.482217        3,671,041
 01/01/2010 to 12/31/2010........     1.482217         1.574726        3,513,817
 01/01/2011 to 12/31/2011........     1.574726         1.595733        3,196,561
 01/01/2012 to 12/31/2012........     1.595733         1.712410        2,389,032
 01/01/2013 to 12/31/2013........     1.712410         1.649647        1,672,208
 01/01/2014 to 12/31/2014........     1.649647         1.688136        1,052,584
 01/01/2015 to 12/31/2015........     1.688136         1.658104          557,658
 01/01/2016 to 12/31/2016........     1.658104         1.671026          379,999
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.729226        10.865912              988
 01/01/2013 to 12/31/2013........    10.865912        10.189740            5,744
 01/01/2014 to 12/31/2014........    10.189740        10.764236           23,391
 01/01/2015 to 12/31/2015........    10.764236        10.617679           20,929
 01/01/2016 to 12/31/2016........    10.617679        10.565643                0
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.214980        10.723087                0
 01/01/2014 to 12/31/2014........    10.723087        11.441855            1,783
 01/01/2015 to 12/31/2015........    11.441855        11.097109            1,783
 01/01/2016 to 12/31/2016........    11.097109        11.396794            1,783
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........     1.780418         1.718677          580,246
 01/01/2008 to 12/31/2008........     1.718677         1.119564          532,663
 01/01/2009 to 12/31/2009........     1.119564         1.381753          478,087
 01/01/2010 to 12/31/2010........     1.381753         1.717822          425,252
 01/01/2011 to 12/31/2011........     1.717822         1.614902          388,769
 01/01/2012 to 12/31/2012........     1.614902         1.840525          243,735
 01/01/2013 to 12/31/2013........     1.840525         2.497928          138,387
 01/01/2014 to 12/31/2014........     2.497928         2.570672          115,690
 01/01/2015 to 12/31/2015........     2.570672         2.411402          110,477
 01/01/2016 to 12/31/2016........     2.411402         2.864862           82,589
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010679         1.065216          100,008

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.065216         1.151996           93,303
 01/01/2014 to 12/31/2014........     1.151996         1.219011           86,926
 01/01/2015 to 12/31/2015........     1.219011         1.186739           91,505
 01/01/2016 to 12/31/2016........     1.186739         1.231461           11,393
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.105461        11.495118            1,368
 01/01/2008 to 12/31/2008........    11.495118         8.460286            6,587
 01/01/2009 to 12/31/2009........     8.460286        10.377335           28,828
 01/01/2010 to 12/31/2010........    10.377335        11.439728           23,736
 01/01/2011 to 12/31/2011........    11.439728        11.355300          100,516
 01/01/2012 to 12/31/2012........    11.355300        12.584198           29,940
 01/01/2013 to 12/31/2013........    12.584198        13.958021           12,504
 01/01/2014 to 12/31/2014........    13.958021        14.505773           10,833
 01/01/2015 to 12/31/2015........    14.505773        13.967291           11,643
 01/01/2016 to 12/31/2016........    13.967291        14.511610            9,786
SSGA Growth ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.359002        11.782087            1,172
 01/01/2008 to 12/31/2008........    11.782087         7.756380              920
 01/01/2009 to 12/31/2009........     7.756380         9.834791            6,598
 01/01/2010 to 12/31/2010........     9.834791        11.026635            5,832
 01/01/2011 to 12/31/2011........    11.026635        10.599738              697
 01/01/2012 to 12/31/2012........    10.599738        11.974538            6,932
 01/01/2013 to 12/31/2013........    11.974538        13.886441           11,367
 01/01/2014 to 12/31/2014........    13.886441        14.372340           12,435
 01/01/2015 to 12/31/2015........    14.372340        13.789705              208
 01/01/2016 to 12/31/2016........    13.789705        14.475466                0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.367125         1.465476          308,659
 01/01/2008 to 12/31/2008........     1.465476         0.834723          207,863
 01/01/2009 to 12/31/2009........     0.834723         1.172666          198,063
 01/01/2010 to 12/31/2010........     1.172666         1.344606          181,226
 01/01/2011 to 12/31/2011........     1.344606         1.303034           97,668
 01/01/2012 to 12/31/2012........     1.303034         1.518648          186,366
 01/01/2013 to 12/31/2013........     1.518648         2.069824          238,878
 01/01/2014 to 12/31/2014........     2.069824         2.212323          190,677
 01/01/2015 to 12/31/2015........     2.212323         2.401282          169,523
 01/01/2016 to 12/31/2016........     2.401282         2.394572          124,344
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     0.482148         0.622772          440,908
 01/01/2008 to 12/31/2008........     0.622772         0.339743          470,231
 01/01/2009 to 12/31/2009........     0.339743         0.530474          408,969
 01/01/2010 to 12/31/2010........     0.530474         0.665289          426,929
 01/01/2011 to 12/31/2011........     0.665289         0.588784          429,867
 01/01/2012 to 12/31/2012........     0.588784         0.648298          285,461
 01/01/2013 to 04/26/2013........     0.648298         0.677078                0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     0.822570         0.950301        1,134,749
 01/01/2008 to 12/31/2008........     0.950301         0.562312          908,854
 01/01/2009 to 12/31/2009........     0.562312         0.803416          871,215
 01/01/2010 to 12/31/2010........     0.803416         1.007541          879,811
 01/01/2011 to 12/31/2011........     1.007541         0.973298          805,190
 01/01/2012 to 12/31/2012........     0.973298         1.086634          755,449
 01/01/2013 to 12/31/2013........     1.086634         1.457648          724,744

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   1.457648         1.614533            378,359
 01/01/2015 to 12/31/2015........   1.614533         1.691556            292,797
 01/01/2016 to 12/31/2016........   1.691556         1.764647            255,412
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........   1.415970         1.523137            158,399
 01/01/2008 to 12/31/2008........   1.523137         0.952599             97,209
 01/01/2009 to 12/31/2009........   0.952599         1.297077             86,932
 01/01/2010 to 12/31/2010........   1.297077         1.715545            127,810
 01/01/2011 to 12/31/2011........   1.715545         1.709387            131,841
 01/01/2012 to 12/31/2012........   1.709387         1.945808            136,370
 01/01/2013 to 12/31/2013........   1.945808         2.755282            113,802
 01/01/2014 to 12/31/2014........   2.755282         2.885990             85,263
 01/01/2015 to 12/31/2015........   2.885990         2.904341             56,438
 01/01/2016 to 12/31/2016........   2.904341         3.180077             44,851
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.969705         2.006028            892,886
 01/01/2008 to 12/31/2008........   2.006028         1.670225            705,269
 01/01/2009 to 12/31/2009........   1.670225         2.163629            659,434
 01/01/2010 to 12/31/2010........   2.163629         2.389723            661,523
 01/01/2011 to 12/31/2011........   2.389723         2.484166            603,675
 01/01/2012 to 12/31/2012........   2.484166         2.715144            520,994
 01/01/2013 to 12/31/2013........   2.715144         2.688758            432,184
 01/01/2014 to 12/31/2014........   2.688758         2.780469            311,327
 01/01/2015 to 12/31/2015........   2.780469         2.676230            183,399
 01/01/2016 to 12/31/2016........   2.676230         2.846713            194,205
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2007 to 12/31/2007........   1.754521         1.835917          1,507,424
 01/01/2008 to 12/31/2008........   1.835917         1.467640          1,082,874
 01/01/2009 to 12/31/2009........   1.467640         1.971538            916,009
 01/01/2010 to 12/31/2010........   1.971538         2.187446          1,058,831
 01/01/2011 to 12/31/2011........   2.187446         2.244316            938,950
 01/01/2012 to 12/31/2012........   2.244316         2.489444            642,975
 01/01/2013 to 12/31/2013........   2.489444         2.640127            377,632
 01/01/2014 to 12/31/2014........   2.640127         2.718248            249,731
 01/01/2015 to 12/31/2015........   2.718248         2.611702            142,190
 01/01/2016 to 04/29/2016........   2.611702         2.687545                  0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.989949         2.030254            935,766
 01/01/2008 to 12/31/2008........   2.030254         1.692571            610,501
 01/01/2009 to 12/31/2009........   1.692571         2.193961            560,849
 01/01/2010 to 12/31/2010........   2.193961         2.426849            498,779
 01/01/2011 to 12/31/2011........   2.426849         2.524913            432,435
 01/01/2012 to 12/31/2012........   2.524913         2.759780            152,238
 01/01/2013 to 12/31/2013........   2.759780         2.735893             35,253
 01/01/2014 to 12/31/2014........   2.735893         2.832157             31,596
 01/01/2015 to 12/31/2015........   2.832157         2.728907             29,932
 01/01/2016 to 12/31/2016........   2.728907         2.907383             39,211
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.540868         1.574270            509,992
 01/01/2008 to 12/31/2008........   1.574270         1.537883            381,509
 01/01/2009 to 12/31/2009........   1.537883         1.572081            410,984
 01/01/2010 to 12/31/2010........   1.572081         1.628845            454,145
 01/01/2011 to 12/31/2011........   1.628845         1.684109            353,037

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   1.684109         1.704315           307,484
 01/01/2013 to 12/31/2013........   1.704315         1.658758           225,413
 01/01/2014 to 12/31/2014........   1.658758         1.670713           140,078
 01/01/2015 to 12/31/2015........   1.670713         1.645946            32,496
 01/01/2016 to 12/31/2016........   1.645946         1.633094            31,414
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.557240         1.592511           460,091
 01/01/2008 to 12/31/2008........   1.592511         1.557331           384,682
 01/01/2009 to 12/31/2009........   1.557331         1.593574           316,333
 01/01/2010 to 12/31/2010........   1.593574         1.653908           212,641
 01/01/2011 to 12/31/2011........   1.653908         1.710285           165,464
 01/01/2012 to 12/31/2012........   1.710285         1.732480            87,549
 01/01/2013 to 12/31/2013........   1.732480         1.688821             9,126
 01/01/2014 to 12/31/2014........   1.688821         1.701220             7,423
 01/01/2015 to 12/31/2015........   1.701220         1.677521                 0
 01/01/2016 to 12/31/2016........   1.677521         1.667341                 0





                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2007 to 12/31/2007........    14.614000        14.792401           61,553
 01/01/2008 to 12/31/2008........    14.792401        13.136693           53,159
 01/01/2009 to 12/31/2009........    13.136693        14.492562           38,647
 01/01/2010 to 12/31/2010........    14.492562        15.113562           40,216
 01/01/2011 to 12/31/2011........    15.113562        15.711512           27,983
 01/01/2012 to 12/31/2012........    15.711512        16.218105           24,878
 01/01/2013 to 12/31/2013........    16.218105        15.546060           24,393
 01/01/2014 to 12/31/2014........    15.546060        16.034505           21,215
 01/01/2015 to 12/31/2015........    16.034505        15.752211           15,617
 01/01/2016 to 12/31/2016........    15.752211        15.886956            6,030
American Funds Global Small Capitalization Sub-Account
 01/01/2007 to 12/31/2007........     2.789694         3.318383        1,242,244
 01/01/2008 to 12/31/2008........     3.318383         1.510877        1,049,615
 01/01/2009 to 12/31/2009........     1.510877         2.387565          973,641
 01/01/2010 to 12/31/2010........     2.387565         2.863468          814,577
 01/01/2011 to 12/31/2011........     2.863468         2.268350          803,848
 01/01/2012 to 12/31/2012........     2.268350         2.626028          550,461
 01/01/2013 to 12/31/2013........     2.626028         3.300319          366,399
 01/01/2014 to 12/31/2014........     3.300319         3.301975          288,977
 01/01/2015 to 12/31/2015........     3.301975         3.243553          223,407
 01/01/2016 to 12/31/2016........     3.243553         3.244416          177,156
American Funds Growth Sub-Account
 01/01/2007 to 12/31/2007........    13.737855        15.119408          718,416
 01/01/2008 to 12/31/2008........    15.119408         8.298526          636,561
 01/01/2009 to 12/31/2009........     8.298526        11.334400          588,050
 01/01/2010 to 12/31/2010........    11.334400        13.179021          534,911
 01/01/2011 to 12/31/2011........    13.179021        12.359883          443,972
 01/01/2012 to 12/31/2012........    12.359883        14.274081          280,753
 01/01/2013 to 12/31/2013........    14.274081        18.194216          179,002
 01/01/2014 to 12/31/2014........    18.194216        19.341760          128,823

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........    19.341760        20.248839          87,775
 01/01/2016 to 12/31/2016........    20.248839        21.720200          50,898
American Funds Growth-Income Sub-Account
 01/01/2007 to 12/31/2007........     9.986581        10.276187         591,890
 01/01/2008 to 12/31/2008........    10.276187         6.256613         504,079
 01/01/2009 to 12/31/2009........     6.256613         8.044635         471,543
 01/01/2010 to 12/31/2010........     8.044635         8.782098         430,884
 01/01/2011 to 12/31/2011........     8.782098         8.446794         359,266
 01/01/2012 to 12/31/2012........     8.446794         9.721135         201,274
 01/01/2013 to 12/31/2013........     9.721135        12.714519         120,503
 01/01/2014 to 12/31/2014........    12.714519        13.781230          86,710
 01/01/2015 to 12/31/2015........    13.781230        13.697977          53,483
 01/01/2016 to 12/31/2016........    13.697977        14.966205          23,504





                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.183282        10.506265               0
 01/01/2013 to 12/31/2013........    10.506265        11.474744               0
 01/01/2014 to 12/31/2014........    11.474744        12.104244               0
 01/01/2015 to 12/31/2015........    12.104244        11.963151               0
 01/01/2016 to 12/31/2016........    11.963151        12.178353               0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996802         1.037898               0
 01/01/2015 to 12/31/2015........     1.037898         1.009859               0
 01/01/2016 to 12/31/2016........     1.009859         1.012137               0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008082         6.994767          17,352
 01/01/2009 to 12/31/2009........     6.994767         8.889143          17,203
 01/01/2010 to 12/31/2010........     8.889143         9.797260          21,339
 01/01/2011 to 12/31/2011........     9.797260         9.422832          20,943
 01/01/2012 to 12/31/2012........     9.422832        10.511129         188,072
 01/01/2013 to 12/31/2013........    10.511129        12.242973         187,028
 01/01/2014 to 12/31/2014........    12.242973        12.758332         182,196
 01/01/2015 to 12/31/2015........    12.758332        12.448539          91,469
 01/01/2016 to 12/31/2016........    12.448539        13.187937          10,169
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998082         6.344471           1,168
 01/01/2009 to 12/31/2009........     6.344471         8.356591           1,887
 01/01/2010 to 12/31/2010........     8.356591         9.318900           1,675
 01/01/2011 to 12/31/2011........     9.318900         8.724143           2,207
 01/01/2012 to 12/31/2012........     8.724143         9.957163           1,464
 01/01/2013 to 12/31/2013........     9.957163        12.241176           1,434
 01/01/2014 to 12/31/2014........    12.241176        12.797185           1,032
 01/01/2015 to 12/31/2015........    12.797185        12.480129           1,032
 01/01/2016 to 12/31/2016........    12.480129        13.362298           1,032
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018081         7.666872          49,546
 01/01/2009 to 12/31/2009........     7.666872         9.296538         174,070
 01/01/2010 to 12/31/2010........     9.296538        10.040347         171,039

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........    10.040347         9.885409         173,554
 01/01/2012 to 12/31/2012........     9.885409        10.765856           7,429
 01/01/2013 to 12/31/2013........    10.765856        12.009466          22,768
 01/01/2014 to 12/31/2014........    12.009466        12.520354          26,952
 01/01/2015 to 12/31/2015........    12.520354        12.213823          11,561
 01/01/2016 to 12/31/2016........    12.213823        12.843658           7,793
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.113091        11.492134               0
 01/01/2013 to 12/31/2013........    11.492134        10.909788               0
 01/01/2014 to 12/31/2014........    10.909788        11.149090               0
 01/01/2015 to 12/31/2015........    11.149090         9.906825               0
 01/01/2016 to 12/31/2016........     9.906825        10.607334               0
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.698707         1.837145          99,709
 01/01/2008 to 12/31/2008........     1.837145         1.006533         112,096
 01/01/2009 to 12/31/2009........     1.006533         1.205538         117,568
 01/01/2010 to 12/31/2010........     1.205538         1.265915         101,228
 01/01/2011 to 12/31/2011........     1.265915         0.993541         106,154
 01/01/2012 to 12/31/2012........     0.993541         1.165291         183,537
 01/01/2013 to 12/31/2013........     1.165291         1.318418          71,596
 01/01/2014 to 12/31/2014........     1.318418         1.252230          72,648
 01/01/2015 to 12/31/2015........     1.252230         1.203802          76,921
 01/01/2016 to 12/31/2016........     1.203802         1.242665          78,122
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.722820         1.865519          88,517
 01/01/2008 to 12/31/2008........     1.865519         1.022818         112,920
 01/01/2009 to 12/31/2009........     1.022818         1.225815          79,036
 01/01/2010 to 12/31/2010........     1.225815         1.289333          79,873
 01/01/2011 to 12/31/2011........     1.289333         1.013852          89,961
 01/01/2012 to 12/31/2012........     1.013852         1.189384          76,584
 01/01/2013 to 12/31/2013........     1.189384         1.347535          41,519
 01/01/2014 to 12/31/2014........     1.347535         1.281881          38,566
 01/01/2015 to 12/31/2015........     1.281881         1.232597          21,181
 01/01/2016 to 12/31/2016........     1.232597         1.274698          20,417
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.276583         1.337871         291,791
 01/01/2008 to 12/31/2008........     1.337871         1.388624         247,678
 01/01/2009 to 12/31/2009........     1.388624         1.432486         145,646
 01/01/2010 to 12/31/2010........     1.432486         1.487780         154,125
 01/01/2011 to 12/31/2011........     1.487780         1.568519         133,134
 01/01/2012 to 12/31/2012........     1.568519         1.597033         137,191
 01/01/2013 to 12/31/2013........     1.597033         1.529597         151,849
 01/01/2014 to 12/31/2014........     1.529597         1.585404         132,283
 01/01/2015 to 12/31/2015........     1.585404         1.559295         107,447
 01/01/2016 to 12/31/2016........     1.559295         1.565037          97,355
BlackRock Bond Income Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     4.275541         4.453975         151,531
 01/01/2008 to 12/31/2008........     4.453975         4.216102         110,718
 01/01/2009 to 12/31/2009........     4.216102         4.523438          76,157
 01/01/2010 to 12/31/2010........     4.523438         4.803646          81,066
 01/01/2011 to 12/31/2011........     4.803646         5.018129          79,195
 01/01/2012 to 12/31/2012........     5.018129         5.289660          68,659
 01/01/2013 to 12/31/2013........     5.289660         5.145515          66,049

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     5.145515         5.400578          59,321
 01/01/2015 to 12/31/2015........     5.400578         5.324971          53,429
 01/01/2016 to 12/31/2016........     5.324971         5.382534          43,864
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.626664         3.056569          26,062
 01/01/2008 to 12/31/2008........     3.056569         1.901362          25,496
 01/01/2009 to 12/31/2009........     1.901362         2.550433          24,635
 01/01/2010 to 12/31/2010........     2.550433         2.994155          17,838
 01/01/2011 to 12/31/2011........     2.994155         2.672934          16,876
 01/01/2012 to 12/31/2012........     2.672934         2.995929          16,330
 01/01/2013 to 12/31/2013........     2.995929         3.942065          16,290
 01/01/2014 to 12/31/2014........     3.942065         4.208204          11,002
 01/01/2015 to 12/31/2015........     4.208204         4.383767          10,573
 01/01/2016 to 12/31/2016........     4.383767         4.301328             971
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2007 to 12/31/2007........    16.675697        16.994797               0
 01/01/2008 to 12/31/2008........    16.994797         9.192653               0
 01/01/2009 to 05/01/2009........     9.192653         9.582202               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.651740         3.088639          58,861
 01/01/2008 to 12/31/2008........     3.088639         1.923218          36,842
 01/01/2009 to 12/31/2009........     1.923218         2.581997          33,218
 01/01/2010 to 12/31/2010........     2.581997         3.035119          33,657
 01/01/2011 to 12/31/2011........     3.035119         2.712240          51,492
 01/01/2012 to 12/31/2012........     2.712240         3.042711          46,079
 01/01/2013 to 12/31/2013........     3.042711         4.007874          33,243
 01/01/2014 to 12/31/2014........     4.007874         4.282723          25,997
 01/01/2015 to 12/31/2015........     4.282723         4.465410          19,766
 01/01/2016 to 12/31/2016........     4.465410         4.385425          19,337
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.939093        10.236873               0
 01/01/2013 to 12/31/2013........    10.236873        11.096263           6,974
 01/01/2014 to 12/31/2014........    11.096263        11.548820           6,974
 01/01/2015 to 12/31/2015........    11.548820        11.336124               0
 01/01/2016 to 12/31/2016........    11.336124        11.633112               0
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.418943         1.437822         144,649
 01/01/2008 to 12/31/2008........     1.437822         0.916770         244,421
 01/01/2009 to 12/31/2009........     0.916770         1.000448         243,372
 01/01/2010 to 12/31/2010........     1.000448         1.070847         231,459
 01/01/2011 to 12/31/2011........     1.070847         1.073878         249,277
 01/01/2012 to 12/31/2012........     1.073878         1.202555         232,365
 01/01/2013 to 12/31/2013........     1.202555         1.556836         232,061
 01/01/2014 to 12/31/2014........     1.556836         1.678248         177,951
 01/01/2015 to 12/31/2015........     1.678248         1.547243         171,396
 01/01/2016 to 12/31/2016........     1.547243         1.795545         152,569
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.425104         1.446064          63,383
 01/01/2008 to 12/31/2008........     1.446064         0.923030          66,482
 01/01/2009 to 12/31/2009........     0.923030         1.008391          63,434
 01/01/2010 to 12/31/2010........     1.008391         1.080115          28,929
 01/01/2011 to 12/31/2011........     1.080115         1.083996          29,221

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     1.083996         1.215680          24,879
 01/01/2013 to 12/31/2013........     1.215680         1.575506          20,069
 01/01/2014 to 12/31/2014........     1.575506         1.699740          16,608
 01/01/2015 to 12/31/2015........     1.699740         1.568917          16,637
 01/01/2016 to 12/31/2016........     1.568917         1.821363          15,282
BlackRock Ultra-Short Term Bond Sub-Account (Class B) (previously BlackRock Money
Market Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     2.105127         2.167996         387,558
 01/01/2008 to 12/31/2008........     2.167996         2.185655         654,686
 01/01/2009 to 12/31/2009........     2.185655         2.153176         559,974
 01/01/2010 to 12/31/2010........     2.153176         2.115822         277,698
 01/01/2011 to 12/31/2011........     2.115822         2.079215         208,125
 01/01/2012 to 12/31/2012........     2.079215         2.042948         325,539
 01/01/2013 to 12/31/2013........     2.042948         2.007506         100,213
 01/01/2014 to 12/31/2014........     2.007506         1.972679         350,806
 01/01/2015 to 12/31/2015........     1.972679         1.938455         227,305
 01/01/2016 to 12/31/2016........     1.938455         1.906962          63,293
Clarion Global Real Estate Sub-Account
 01/01/2007 to 12/31/2007........    19.271313        16.093623          28,382
 01/01/2008 to 12/31/2008........    16.093623         9.223364          30,168
 01/01/2009 to 12/31/2009........     9.223364        12.211480          28,152
 01/01/2010 to 12/31/2010........    12.211480        13.932543          24,707
 01/01/2011 to 12/31/2011........    13.932543        12.926451          29,910
 01/01/2012 to 12/31/2012........    12.926451        16.002101          23,546
 01/01/2013 to 12/31/2013........    16.002101        16.282017          17,110
 01/01/2014 to 12/31/2014........    16.282017        18.122311          14,196
 01/01/2015 to 12/31/2015........    18.122311        17.558323          14,611
 01/01/2016 to 12/31/2016........    17.558323        17.404553          14,287
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.770168         0.773889         159,337
 01/01/2008 to 12/31/2008........     0.773889         0.463458          83,431
 01/01/2009 to 12/31/2009........     0.463458         0.605531         121,197
 01/01/2010 to 12/31/2010........     0.605531         0.736572         156,729
 01/01/2011 to 12/31/2011........     0.736572         0.747326         146,515
 01/01/2012 to 12/31/2012........     0.747326         0.870198          39,903
 01/01/2013 to 12/31/2013........     0.870198         1.245052          82,180
 01/01/2014 to 12/31/2014........     1.245052         1.454601         165,678
 01/01/2015 to 12/31/2015........     1.454601         1.371668         152,557
 01/01/2016 to 12/31/2016........     1.371668         1.384002         183,398
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   135.246249       165.551600               0
 01/01/2008 to 12/31/2008........   165.551600        94.353216             976
 01/01/2009 to 12/31/2009........    94.353216       132.449866           1,067
 01/01/2010 to 12/31/2010........   132.449866       142.383984           1,133
 01/01/2011 to 12/31/2011........   142.383984       129.361723           1,082
 01/01/2012 to 12/31/2012........   129.361723       155.725385           1,078
 01/01/2013 to 12/31/2013........   155.725385       197.073756             998
 01/01/2014 to 04/25/2014........   197.073756       204.988158               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     9.763018         9.026099               0
 01/01/2008 to 12/31/2008........     9.026099         4.025029               0
 01/01/2009 to 12/31/2009........     4.025029         5.456988               0
 01/01/2010 to 12/31/2010........     5.456988         5.755687               0

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 04/29/2011........     5.755687         6.113100               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.617903         0.559201          68,762
 01/01/2012 to 12/31/2012........     0.559201         0.651466          62,454
 01/01/2013 to 12/31/2013........     0.651466         0.933684          51,801
 01/01/2014 to 12/31/2014........     0.933684         1.091305          69,790
 01/01/2015 to 12/31/2015........     1.091305         1.029620          65,616
 01/01/2016 to 12/31/2016........     1.029620         1.040457          61,144
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     0.984748         0.911338               0
 01/01/2008 to 12/31/2008........     0.911338         0.406743               0
 01/01/2009 to 12/31/2009........     0.406743         0.551415               0
 01/01/2010 to 12/31/2010........     0.551415         0.581813               0
 01/01/2011 to 04/29/2011........     0.581813         0.617992               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    39.858105        47.088223             997
 01/01/2008 to 12/31/2008........    47.088223        25.058834           1,092
 01/01/2009 to 12/31/2009........    25.058834        36.705054           1,660
 01/01/2010 to 12/31/2010........    36.705054        41.476854           2,438
 01/01/2011 to 12/31/2011........    41.476854        39.436257           2,625
 01/01/2012 to 12/31/2012........    39.436257        42.891804           1,987
 01/01/2013 to 12/31/2013........    42.891804        55.818316           1,955
 01/01/2014 to 12/31/2014........    55.818316        60.815426           1,751
 01/01/2015 to 12/31/2015........    60.815426        61.316662           1,637
 01/01/2016 to 12/31/2016........    61.316662        63.360613           1,402
Harris Oakmark International Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.963370         1.907544         240,339
 01/01/2008 to 12/31/2008........     1.907544         1.108020         268,163
 01/01/2009 to 12/31/2009........     1.108020         1.688315         277,020
 01/01/2010 to 12/31/2010........     1.688315         1.931459         250,682
 01/01/2011 to 12/31/2011........     1.931459         1.627432         253,749
 01/01/2012 to 12/31/2012........     1.627432         2.066832         228,474
 01/01/2013 to 12/31/2013........     2.066832         2.650232         229,912
 01/01/2014 to 12/31/2014........     2.650232         2.453466         190,887
 01/01/2015 to 12/31/2015........     2.453466         2.301877         199,057
 01/01/2016 to 12/31/2016........     2.301877         2.446919         197,089
Harris Oakmark International Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.972768         1.918976          45,500
 01/01/2008 to 12/31/2008........     1.918976         1.115758          38,832
 01/01/2009 to 12/31/2009........     1.115758         1.702348          14,714
 01/01/2010 to 12/31/2010........     1.702348         1.948950          13,518
 01/01/2011 to 12/31/2011........     1.948950         1.644769          22,255
 01/01/2012 to 12/31/2012........     1.644769         2.089161          24,258
 01/01/2013 to 12/31/2013........     2.089161         2.682111          15,559
 01/01/2014 to 12/31/2014........     2.682111         2.486256           6,406
 01/01/2015 to 12/31/2015........     2.486256         2.334302           6,181
 01/01/2016 to 12/31/2016........     2.334302         2.484423           6,167
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010655         1.045471               0
 01/01/2013 to 12/31/2013........     1.045471         1.046454               0
 01/01/2014 to 12/31/2014........     1.046454         1.085687               0
 01/01/2015 to 12/31/2015........     1.085687         1.021990               0

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     1.021990         1.121928               0
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     2.415841         2.477652         143,253
 01/01/2013 to 12/31/2013........     2.477652         3.172517         128,003
 01/01/2014 to 12/31/2014........     3.172517         3.418108         114,532
 01/01/2015 to 12/31/2015........     3.418108         3.057137         114,760
 01/01/2016 to 12/31/2016........     3.057137         3.469865         117,626
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2007 to 12/31/2007........     2.546952         2.582378         145,254
 01/01/2008 to 12/31/2008........     2.582378         1.332715         164,885
 01/01/2009 to 12/31/2009........     1.332715         1.934818         154,822
 01/01/2010 to 12/31/2010........     1.934818         2.396552         153,177
 01/01/2011 to 12/31/2011........     2.396552         2.197877         156,531
 01/01/2012 to 04/27/2012........     2.197877         2.427757               0
Invesco Small Cap Growth Sub-account
 01/01/2007 to 12/31/2007........     1.437318         1.568605          82,636
 01/01/2008 to 12/31/2008........     1.568605         0.944369          79,538
 01/01/2009 to 12/31/2009........     0.944369         1.241830          78,456
 01/01/2010 to 12/31/2010........     1.241830         1.539813          65,059
 01/01/2011 to 12/31/2011........     1.539813         1.496795         141,184
 01/01/2012 to 12/31/2012........     1.496795         1.738820         130,095
 01/01/2013 to 12/31/2013........     1.738820         2.395143         130,130
 01/01/2014 to 12/31/2014........     2.395143         2.539781          97,265
 01/01/2015 to 12/31/2015........     2.539781         2.453048          96,836
 01/01/2016 to 12/31/2016........     2.453048         2.686126         114,070
Jennison Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.482769         0.528373           5,827
 01/01/2008 to 12/31/2008........     0.528373         0.329433           6,547
 01/01/2009 to 12/31/2009........     0.329433         0.451792           7,442
 01/01/2010 to 12/31/2010........     0.451792         0.494187           4,583
 01/01/2011 to 12/31/2011........     0.494187         0.486708         148,318
 01/01/2012 to 12/31/2012........     0.486708         0.552620           4,483
 01/01/2013 to 12/31/2013........     0.552620         0.742504           4,204
 01/01/2014 to 12/31/2014........     0.742504         0.793417               0
 01/01/2015 to 12/31/2015........     0.793417         0.861825               0
 01/01/2016 to 12/31/2016........     0.861825         0.845775          71,678
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2007 to 12/31/2007........     8.971660        10.074807               0
 01/01/2008 to 12/31/2008........    10.074807         5.351588           1,271
 01/01/2009 to 12/31/2009........     5.351588         7.556970           1,260
 01/01/2010 to 12/31/2010........     7.556970         8.123726           1,252
 01/01/2011 to 12/31/2011........     8.123726         7.872869           1,244
 01/01/2012 to 04/27/2012........     7.872869         8.846864               0
Jennison Growth Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     0.484161         0.530634          37,428
 01/01/2008 to 12/31/2008........     0.530634         0.330701          48,966
 01/01/2009 to 12/31/2009........     0.330701         0.454567          31,712
 01/01/2010 to 12/31/2010........     0.454567         0.497793          30,477
 01/01/2011 to 12/31/2011........     0.497793         0.490677          29,559
 01/01/2012 to 12/31/2012........     0.490677         0.557233          45,607
 01/01/2013 to 12/31/2013........     0.557233         0.749639          23,262
 01/01/2014 to 12/31/2014........     0.749639         0.801880          21,418

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     0.801880         0.872004          18,468
 01/01/2016 to 12/31/2016........     0.872004         0.856763          18,544
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012709         1.047513               0
 01/01/2013 to 12/31/2013........     1.047513         1.142433               0
 01/01/2014 to 12/31/2014........     1.142433         1.200926               0
 01/01/2015 to 12/31/2015........     1.200926         1.190645               0
 01/01/2016 to 12/31/2016........     1.190645         1.203955               0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.794659        14.028656               0
 01/01/2014 to 12/31/2014........    14.028656        14.263245               0
 01/01/2015 to 12/31/2015........    14.263245        14.187873               0
 01/01/2016 to 12/31/2016........    14.187873        14.607769               0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998082         7.967157               0
 01/01/2009 to 12/31/2009........     7.967157        10.007640               0
 01/01/2010 to 12/31/2010........    10.007640        10.996526               0
 01/01/2011 to 12/31/2011........    10.996526        11.036788               0
 01/01/2012 to 12/31/2012........    11.036788        12.199140               0
 01/01/2013 to 04/26/2013........    12.199140        12.719748               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.065157         3.361812          22,685
 01/01/2008 to 12/31/2008........     3.361812         2.112218          23,428
 01/01/2009 to 12/31/2009........     2.112218         2.696738          23,462
 01/01/2010 to 12/31/2010........     2.696738         3.371036          20,340
 01/01/2011 to 12/31/2011........     3.371036         3.323892          19,938
 01/01/2012 to 12/31/2012........     3.323892         3.731937          19,754
 01/01/2013 to 12/31/2013........     3.731937         5.159248          56,837
 01/01/2014 to 12/31/2014........     5.159248         5.247276          57,358
 01/01/2015 to 12/31/2015........     5.247276         5.066410          57,305
 01/01/2016 to 12/31/2016........     5.066410         5.923073          56,837
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     3.093834         3.396484          56,077
 01/01/2008 to 12/31/2008........     3.396484         2.136150          30,933
 01/01/2009 to 12/31/2009........     2.136150         2.729892          23,261
 01/01/2010 to 12/31/2010........     2.729892         3.415979          18,937
 01/01/2011 to 12/31/2011........     3.415979         3.371624          20,498
 01/01/2012 to 12/31/2012........     3.371624         3.789223          16,447
 01/01/2013 to 12/31/2013........     3.789223         5.243724          15,956
 01/01/2014 to 12/31/2014........     5.243724         5.338298          14,877
 01/01/2015 to 12/31/2015........     5.338298         5.159623          14,329
 01/01/2016 to 12/31/2016........     5.159623         6.037979           9,354
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     1.065279         1.091862         136,058
 01/01/2008 to 12/31/2008........     1.091862         0.629661         131,626
 01/01/2009 to 12/31/2009........     0.629661         0.802353         123,004
 01/01/2010 to 12/31/2010........     0.802353         1.035601          90,867
 01/01/2011 to 12/31/2011........     1.035601         1.045609         160,045
 01/01/2012 to 12/31/2012........     1.045609         1.139301         144,643
 01/01/2013 to 12/31/2013........     1.139301         1.661181          99,834
 01/01/2014 to 12/31/2014........     1.661181         1.647617          77,231
 01/01/2015 to 12/31/2015........     1.647617         1.642139          73,162
 01/01/2016 to 12/31/2016........     1.642139         1.711232          59,893

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.729010         3.404734          76,457
 01/01/2008 to 12/31/2008........     3.404734         1.802078          54,773
 01/01/2009 to 12/31/2009........     1.802078         2.500356          60,601
 01/01/2010 to 12/31/2010........     2.500356         2.819659          55,473
 01/01/2011 to 12/31/2011........     2.819659         2.950684          54,552
 01/01/2012 to 12/31/2012........     2.950684         3.235009          52,720
 01/01/2013 to 12/31/2013........     3.235009         4.339501          61,085
 01/01/2014 to 12/31/2014........     4.339501         4.335595          49,339
 01/01/2015 to 12/31/2015........     4.335595         3.848609          47,327
 01/01/2016 to 12/31/2016........     3.848609         4.638517          32,539
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     3.811492         3.483518         155,645
 01/01/2008 to 12/31/2008........     3.483518         1.845607         133,661
 01/01/2009 to 12/31/2009........     1.845607         2.563252          98,448
 01/01/2010 to 12/31/2010........     2.563252         2.893422          90,068
 01/01/2011 to 12/31/2011........     2.893422         3.030932          88,581
 01/01/2012 to 12/31/2012........     3.030932         3.326340          85,853
 01/01/2013 to 12/31/2013........     3.326340         4.466606          73,114
 01/01/2014 to 12/31/2014........     4.466606         4.467009          66,944
 01/01/2015 to 12/31/2015........     4.467009         3.969149          50,440
 01/01/2016 to 12/31/2016........     3.969149         4.788697          47,073
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987604         9.743895               0
 01/01/2012 to 12/31/2012........     9.743895         9.995045               0
 01/01/2013 to 12/31/2013........     9.995045         9.935655           2,126
 01/01/2014 to 12/31/2014........     9.935655         9.866566           2,115
 01/01/2015 to 12/31/2015........     9.866566         9.635047           2,103
 01/01/2016 to 12/31/2016........     9.635047         9.764572               0
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........    39.113745        40.590210           3,430
 01/01/2008 to 12/31/2008........    40.590210        29.926829           3,335
 01/01/2009 to 12/31/2009........    29.926829        34.407302           3,483
 01/01/2010 to 12/31/2010........    34.407302        36.959940           3,525
 01/01/2011 to 12/31/2011........    36.959940        37.623657           3,420
 01/01/2012 to 12/31/2012........    37.623657        41.443766             591
 01/01/2013 to 12/31/2013........    41.443766        48.982615             552
 01/01/2014 to 12/31/2014........    48.982615        53.081155             510
 01/01/2015 to 12/31/2015........    53.081155        53.357215             468
 01/01/2016 to 12/31/2016........    53.357215        55.966094             718
Met/Wellington Core Equity Opportunities Sub-Account (Class B) (previously WMC Core
Equity Opportunities Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     3.603515         3.694457         281,743
 01/01/2008 to 12/31/2008........     3.694457         2.195503         274,172
 01/01/2009 to 12/31/2009........     2.195503         2.840257         271,606
 01/01/2010 to 12/31/2010........     2.840257         3.117876         259,844
 01/01/2011 to 12/31/2011........     3.117876         2.933096         239,240
 01/01/2012 to 12/31/2012........     2.933096         3.245575         212,147
 01/01/2013 to 12/31/2013........     3.245575         4.253192         204,694
 01/01/2014 to 12/31/2014........     4.253192         4.612126         193,041
 01/01/2015 to 12/31/2015........     4.612126         4.629179         183,531
 01/01/2016 to 12/31/2016........     4.629179         4.869820         147,400
Met/Wellington Core Equity Opportunities Sub-Account (Class E) (previously WMC Core
Equity Opportunities Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     3.643348         3.738461         158,512

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     3.738461         2.223933         133,700
 01/01/2009 to 12/31/2009........     2.223933         2.880901         114,751
 01/01/2010 to 12/31/2010........     2.880901         3.165478         100,958
 01/01/2011 to 12/31/2011........     3.165478         2.980673          79,589
 01/01/2012 to 12/31/2012........     2.980673         3.300693          63,777
 01/01/2013 to 12/31/2013........     3.300693         4.330930          57,513
 01/01/2014 to 12/31/2014........     4.330930         4.700382          48,786
 01/01/2015 to 12/31/2015........     4.700382         4.723530          43,644
 01/01/2016 to 12/31/2016........     4.723530         4.973568          42,443
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap
Research Sub-Account (Class B))
 04/30/2007 to 12/31/2007........     7.184474         7.229138           8,829
 01/01/2008 to 12/31/2008........     7.229138         4.453202           8,950
 01/01/2009 to 12/31/2009........     4.453202         5.215981           6,717
 01/01/2010 to 12/31/2010........     5.215981         5.763916           8,068
 01/01/2011 to 12/31/2011........     5.763916         5.678580          10,490
 01/01/2012 to 12/31/2012........     5.678580         6.327958           5,452
 01/01/2013 to 12/31/2013........     6.327958         8.349982           4,520
 01/01/2014 to 12/31/2014........     8.349982         9.313247           3,612
 01/01/2015 to 12/31/2015........     9.313247         9.562960           1,088
 01/01/2016 to 12/31/2016........     9.562960        10.174916           1,007
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-
Account)
 01/01/2007 to 04/27/2007........     6.916462         7.245237               0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2007 to 12/31/2007........    12.643798        12.829381           2,017
 01/01/2008 to 12/31/2008........    12.829381         7.506994               0
 01/01/2009 to 12/31/2009........     7.506994         9.699667               0
 01/01/2010 to 12/31/2010........     9.699667        11.027054               0
 01/01/2011 to 04/29/2011........    11.027054        11.943594               0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    11.907523        10.174174           7,794
 01/01/2012 to 12/31/2012........    10.174174        11.670463           1,388
 01/01/2013 to 12/31/2013........    11.670463        14.851958               0
 01/01/2014 to 12/31/2014........    14.851958        15.336947               0
 01/01/2015 to 12/31/2015........    15.336947        14.768208               0
 01/01/2016 to 12/31/2016........    14.768208        15.814950               0
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    10.793634        11.196241           4,335
 01/01/2008 to 12/31/2008........    11.196241         9.418609           6,179
 01/01/2009 to 12/31/2009........     9.418609        11.154918          45,592
 01/01/2010 to 12/31/2010........    11.154918        12.063294          25,645
 01/01/2011 to 12/31/2011........    12.063294        12.240045           5,876
 01/01/2012 to 12/31/2012........    12.240045        13.130607           6,005
 01/01/2013 to 12/31/2013........    13.130607        13.455850           5,545
 01/01/2014 to 12/31/2014........    13.455850        13.813712           5,636
 01/01/2015 to 12/31/2015........    13.813712        13.494583           1,947
 01/01/2016 to 12/31/2016........    13.494583        13.861199           1,931
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.283030        11.619636          15,454
 01/01/2008 to 12/31/2008........    11.619636         8.951737         104,152
 01/01/2009 to 12/31/2009........     8.951737        10.879203         103,869
 01/01/2010 to 12/31/2010........    10.879203        11.922783         149,688
 01/01/2011 to 12/31/2011........    11.922783        11.839290         149,561

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........    11.839290        12.966189         149,432
 01/01/2013 to 12/31/2013........    12.966189        14.133248         149,305
 01/01/2014 to 12/31/2014........    14.133248        14.572251          14,700
 01/01/2015 to 12/31/2015........    14.572251        14.165745             957
 01/01/2016 to 12/31/2016........    14.165745        14.767429             955
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.785315        12.083058         205,087
 01/01/2008 to 12/31/2008........    12.083058         8.473208         247,919
 01/01/2009 to 12/31/2009........     8.473208        10.535209         148,743
 01/01/2010 to 12/31/2010........    10.535209        11.716081         145,272
 01/01/2011 to 12/31/2011........    11.716081        11.355654         176,727
 01/01/2012 to 12/31/2012........    11.355654        12.635079         168,884
 01/01/2013 to 12/31/2013........    12.635079        14.648845         156,685
 01/01/2014 to 12/31/2014........    14.648845        15.121717         147,446
 01/01/2015 to 12/31/2015........    15.121717        14.670981         100,162
 01/01/2016 to 12/31/2016........    14.670981        15.440811          98,775
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    12.288704        12.539237          57,458
 01/01/2008 to 12/31/2008........    12.539237         7.994300         202,218
 01/01/2009 to 12/31/2009........     7.994300        10.141127         184,151
 01/01/2010 to 12/31/2010........    10.141127        11.430115         216,267
 01/01/2011 to 12/31/2011........    11.430115        10.808540         148,068
 01/01/2012 to 12/31/2012........    10.808540        12.254168         128,288
 01/01/2013 to 12/31/2013........    12.254168        14.969130         123,818
 01/01/2014 to 12/31/2014........    14.969130        15.478353         118,810
 01/01/2015 to 12/31/2015........    15.478353        14.951832         113,750
 01/01/2016 to 12/31/2016........    14.951832        15.888535         106,432
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998082         7.016687               0
 01/01/2009 to 12/31/2009........     7.016687         8.863588               0
 01/01/2010 to 12/31/2010........     8.863588         9.584867               0
 01/01/2011 to 12/31/2011........     9.584867         9.253106               0
 01/01/2012 to 12/31/2012........     9.253106        10.557734               0
 01/01/2013 to 04/26/2013........    10.557734        11.353330               0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.426575        12.994473               0
 01/01/2014 to 04/25/2014........    12.994473        12.927697               0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.965951        10.403852               0
 01/01/2013 to 12/31/2013........    10.403852        11.691635               0
 01/01/2014 to 12/31/2014........    11.691635        12.597290               0
 01/01/2015 to 12/31/2015........    12.597290        11.872752               0
 01/01/2016 to 12/31/2016........    11.872752        12.642725           1,065
MetLife Mid Cap Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     1.526437         1.612552         266,076
 01/01/2008 to 12/31/2008........     1.612552         1.008066         182,281
 01/01/2009 to 12/31/2009........     1.008066         1.354871         166,571
 01/01/2010 to 12/31/2010........     1.354871         1.677478         169,319
 01/01/2011 to 12/31/2011........     1.677478         1.612377         151,629
 01/01/2012 to 12/31/2012........     1.612377         1.858809          94,796
 01/01/2013 to 12/31/2013........     1.858809         2.426240         103,728
 01/01/2014 to 12/31/2014........     2.426240         2.604096         106,322
 01/01/2015 to 12/31/2015........     2.604096         2.491838          92,581

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     2.491838         2.941734          93,090
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.778935        11.244264               0
 01/01/2014 to 12/31/2014........    11.244264        12.072466               0
 01/01/2015 to 12/31/2015........    12.072466        11.719268               0
 01/01/2016 to 12/31/2016........    11.719268        12.018231               0
MetLife Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     4.052796         4.180212         101,371
 01/01/2008 to 12/31/2008........     4.180212         2.577011          61,718
 01/01/2009 to 12/31/2009........     2.577011         3.188693          58,321
 01/01/2010 to 12/31/2010........     3.188693         3.587451          70,983
 01/01/2011 to 12/31/2011........     3.587451         3.582993          92,438
 01/01/2012 to 12/31/2012........     3.582993         4.063695          59,113
 01/01/2013 to 12/31/2013........     4.063695         5.259019          46,548
 01/01/2014 to 12/31/2014........     5.259019         5.844707          54,250
 01/01/2015 to 12/31/2015........     5.844707         5.795767          46,654
 01/01/2016 to 12/31/2016........     5.795767         6.343495          45,734
MFS(Reg. TM) Research International Sub-Account
 01/01/2007 to 12/31/2007........     1.588911         1.768702         113,491
 01/01/2008 to 12/31/2008........     1.768702         1.001639         242,984
 01/01/2009 to 12/31/2009........     1.001639         1.294955         219,009
 01/01/2010 to 12/31/2010........     1.294955         1.417630         207,493
 01/01/2011 to 12/31/2011........     1.417630         1.243822         256,759
 01/01/2012 to 12/31/2012........     1.243822         1.426330         242,365
 01/01/2013 to 12/31/2013........     1.426330         1.671500         238,110
 01/01/2014 to 12/31/2014........     1.671500         1.528353         245,884
 01/01/2015 to 12/31/2015........     1.528353         1.475197         236,627
 01/01/2016 to 12/31/2016........     1.475197         1.436916         236,282
MFS(Reg. TM) Total Return Sub-Account
 01/01/2007 to 12/31/2007........     4.177733         4.273893          26,627
 01/01/2008 to 12/31/2008........     4.273893         3.261008           9,893
 01/01/2009 to 12/31/2009........     3.261008         3.790971           8,216
 01/01/2010 to 12/31/2010........     3.790971         4.090229           5,131
 01/01/2011 to 12/31/2011........     4.090229         4.106201           6,594
 01/01/2012 to 12/31/2012........     4.106201         4.490859           3,793
 01/01/2013 to 12/31/2013........     4.490859         5.238166           2,701
 01/01/2014 to 12/31/2014........     5.238166         5.577802           1,405
 01/01/2015 to 12/31/2015........     5.577802         5.459136           1,394
 01/01/2016 to 12/31/2016........     5.459136         5.843105           7,613
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.434340         1.352580         174,040
 01/01/2008 to 12/31/2008........     1.352580         0.881108          89,792
 01/01/2009 to 12/31/2009........     0.881108         1.044050          43,430
 01/01/2010 to 12/31/2010........     1.044050         1.140640          29,607
 01/01/2011 to 12/31/2011........     1.140640         1.128055          41,488
 01/01/2012 to 12/31/2012........     1.128055         1.289262          41,356
 01/01/2013 to 12/31/2013........     1.289262         1.715214          86,890
 01/01/2014 to 12/31/2014........     1.715214         1.863477          51,928
 01/01/2015 to 12/31/2015........     1.863477         1.824475          51,744
 01/01/2016 to 12/31/2016........     1.824475         2.045534          35,812
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........     2.967172         3.030278          22,097
 01/01/2008 to 12/31/2008........     3.030278         1.813265          22,046

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........   1.813265           2.164652          21,653
 01/01/2010 to 12/31/2010........   2.164652           2.430825          22,149
 01/01/2011 to 12/31/2011........   2.430825           2.236229          22,575
 01/01/2012 to 12/31/2012........   2.236229           2.537173          22,202
 01/01/2013 to 04/26/2013........   2.537173           2.790209               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998082           6.584222               0
 01/01/2009 to 12/31/2009........   6.584222           8.080016               0
 01/01/2010 to 12/31/2010........   8.080016           8.815149               0
 01/01/2011 to 12/31/2011........   8.815149           8.615160               0
 01/01/2012 to 12/31/2012........   8.615160           9.642956               0
 01/01/2013 to 04/26/2013........   9.642956          10.551252               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.445591           1.364574         165,072
 01/01/2008 to 12/31/2008........   1.364574           0.890156         146,342
 01/01/2009 to 12/31/2009........   0.890156           1.055523         150,524
 01/01/2010 to 12/31/2010........   1.055523           1.153944         150,826
 01/01/2011 to 12/31/2011........   1.153944           1.143104         150,819
 01/01/2012 to 12/31/2012........   1.143104           1.307305         121,609
 01/01/2013 to 12/31/2013........   1.307305           1.742404         106,630
 01/01/2014 to 12/31/2014........   1.742404           1.894148          97,276
 01/01/2015 to 12/31/2015........   1.894148           1.856254          38,099
 01/01/2016 to 12/31/2016........   1.856254           2.083088          43,491
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2007 to 12/31/2007........   2.999822           3.066631           9,631
 01/01/2008 to 12/31/2008........   3.066631           1.837094           9,437
 01/01/2009 to 12/31/2009........   1.837094           2.196210           9,880
 01/01/2010 to 12/31/2010........   2.196210           2.468833           9,589
 01/01/2011 to 12/31/2011........   2.468833           2.273303          24,357
 01/01/2012 to 12/31/2012........   2.273303           2.581874          23,935
 01/01/2013 to 04/26/2013........   2.581874           2.840376               0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.229382           1.424514          75,641
 01/01/2011 to 12/31/2011........   1.424514           1.302952          95,757
 01/01/2012 to 12/31/2012........   1.302952           1.399061          98,084
 01/01/2013 to 12/31/2013........   1.399061           1.911300          53,571
 01/01/2014 to 12/31/2014........   1.911300           1.897188          53,555
 01/01/2015 to 12/31/2015........   1.897188           1.770633          31,742
 01/01/2016 to 12/31/2016........   1.770633           1.592712          31,674
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2007 to 12/31/2007........   1.844474           1.959295          74,024
 01/01/2008 to 12/31/2008........   1.959295           0.858003          83,938
 01/01/2009 to 12/31/2009........   0.858003           1.125836          82,106
 01/01/2010 to 04/30/2010........   1.125836           1.217099               0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........   1.489098           1.617054         100,201
 01/01/2008 to 12/31/2008........   1.617054           0.918390         101,183
 01/01/2009 to 12/31/2009........   0.918390           1.157745         235,547
 01/01/2010 to 12/31/2010........   1.157745           1.227698         234,249
 01/01/2011 to 12/31/2011........   1.227698           1.053830         109,390
 01/01/2012 to 12/31/2012........   1.053830           1.222093         221,547
 01/01/2013 to 12/31/2013........   1.222093           1.459339          86,040
 01/01/2014 to 12/31/2014........   1.459339           1.344139          80,248

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     1.344139         1.303914          78,964
 01/01/2016 to 12/31/2016........     1.303914         1.294108          80,953
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2007 to 12/31/2007........     2.084860         1.972871         177,221
 01/01/2008 to 12/31/2008........     1.972871         1.191117         151,263
 01/01/2009 to 12/31/2009........     1.191117         1.320669         143,697
 01/01/2010 to 12/31/2010........     1.320669         1.574738         138,404
 01/01/2011 to 12/31/2011........     1.574738         1.632690         124,034
 01/01/2012 to 12/31/2012........     1.632690         1.760686          98,841
 01/01/2013 to 12/31/2013........     1.760686         2.390879         166,794
 01/01/2014 to 12/31/2014........     2.390879         2.342340         156,934
 01/01/2015 to 12/31/2015........     2.342340         2.310451         155,128
 01/01/2016 to 12/31/2016........     2.310451         2.687992         137,291
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........     1.605244         1.534496          84,250
 01/01/2008 to 12/31/2008........     1.534496         0.930289         152,065
 01/01/2009 to 12/31/2009........     0.930289         1.250208         113,247
 01/01/2010 to 12/31/2010........     1.250208         1.509365         108,898
 01/01/2011 to 12/31/2011........     1.509365         1.404975         121,282
 01/01/2012 to 12/31/2012........     1.404975         1.453443          94,165
 01/01/2013 to 04/26/2013........     1.453443         1.574180               0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2007 to 12/31/2007........     2.094525         1.984371         228,249
 01/01/2008 to 12/31/2008........     1.984371         1.199122         194,841
 01/01/2009 to 12/31/2009........     1.199122         1.330568         184,309
 01/01/2010 to 12/31/2010........     1.330568         1.587988         148,580
 01/01/2011 to 12/31/2011........     1.587988         1.647236         192,539
 01/01/2012 to 12/31/2012........     1.647236         1.778774         171,259
 01/01/2013 to 12/31/2013........     1.778774         2.418661         139,345
 01/01/2014 to 12/31/2014........     2.418661         2.372165         111,031
 01/01/2015 to 12/31/2015........     2.372165         2.340991          72,805
 01/01/2016 to 12/31/2016........     2.340991         2.726875          72,721
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    18.651755        19.474022           3,827
 01/01/2008 to 12/31/2008........    19.474022        11.374184           3,856
 01/01/2009 to 12/31/2009........    11.374184        15.625418           3,077
 01/01/2010 to 12/31/2010........    15.625418        17.800035           4,388
 01/01/2011 to 12/31/2011........    17.800035        16.021549           4,749
 01/01/2012 to 12/31/2012........    16.021549        19.075725           3,373
 01/01/2013 to 12/31/2013........    19.075725        23.827264           3,334
 01/01/2014 to 12/31/2014........    23.827264        23.915490           3,388
 01/01/2015 to 12/31/2015........    23.915490        24.425474           3,263
 01/01/2016 to 12/31/2016........    24.425474        24.057176           3,341
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998082         6.553441               0
 01/01/2009 to 12/31/2009........     6.553441         8.540458               0
 01/01/2010 to 12/31/2010........     8.540458         9.035119               0
 01/01/2011 to 12/31/2011........     9.035119         8.266309             253
 01/01/2012 to 12/31/2012........     8.266309         9.926517             308
 01/01/2013 to 04/26/2013........     9.926517        10.541188               0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999760         1.033089               0
 01/01/2015 to 12/31/2015........     1.033089         0.959564               0

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     0.959564         1.047802                0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2007 to 12/31/2007........    10.961390        11.933207                0
 01/01/2008 to 12/31/2008........    11.933207        10.917812            7,652
 01/01/2009 to 12/31/2009........    10.917812        12.664809            9,225
 01/01/2010 to 12/31/2010........    12.664809        13.411021            4,958
 01/01/2011 to 12/31/2011........    13.411021        14.647269            4,275
 01/01/2012 to 12/31/2012........    14.647269        15.706098            4,269
 01/01/2013 to 12/31/2013........    15.706098        14.002109            4,208
 01/01/2014 to 12/31/2014........    14.002109        14.157274            4,259
 01/01/2015 to 12/31/2015........    14.157274        13.479000            4,267
 01/01/2016 to 12/31/2016........    13.479000        13.905303            4,647
PIMCO Total Return Sub-Account
 01/01/2007 to 12/31/2007........     1.231023         1.301053        1,040,407
 01/01/2008 to 12/31/2008........     1.301053         1.283663          850,289
 01/01/2009 to 12/31/2009........     1.283663         1.488814          582,147
 01/01/2010 to 12/31/2010........     1.488814         1.582526          589,232
 01/01/2011 to 12/31/2011........     1.582526         1.604437          585,885
 01/01/2012 to 12/31/2012........     1.604437         1.722616          558,493
 01/01/2013 to 12/31/2013........     1.722616         1.660309          562,844
 01/01/2014 to 12/31/2014........     1.660309         1.699897          464,338
 01/01/2015 to 12/31/2015........     1.699897         1.670491          419,610
 01/01/2016 to 12/31/2016........     1.670491         1.684351          388,263
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.734635        10.875038                0
 01/01/2013 to 12/31/2013........    10.875038        10.203401                0
 01/01/2014 to 12/31/2014........    10.203401        10.784057                0
 01/01/2015 to 12/31/2015........    10.784057        10.642551                0
 01/01/2016 to 12/31/2016........    10.642551        10.595690                0
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.215119        10.726847                0
 01/01/2014 to 12/31/2014........    10.726847        11.451591                0
 01/01/2015 to 12/31/2015........    11.451591        11.112109                0
 01/01/2016 to 12/31/2016........    11.112109        11.417906                0
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........     1.787713         1.726587          175,221
 01/01/2008 to 12/31/2008........     1.726587         1.125282          642,666
 01/01/2009 to 12/31/2009........     1.125282         1.389505          411,182
 01/01/2010 to 12/31/2010........     1.389505         1.728323          304,838
 01/01/2011 to 12/31/2011........     1.728323         1.625586          210,166
 01/01/2012 to 12/31/2012........     1.625586         1.853632          101,207
 01/01/2013 to 12/31/2013........     1.853632         2.516974          231,522
 01/01/2014 to 12/31/2014........     2.516974         2.591569          264,943
 01/01/2015 to 12/31/2015........     2.591569         2.432220          182,991
 01/01/2016 to 12/31/2016........     2.432220         2.891040          240,800
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010688         1.065582                0
 01/01/2013 to 12/31/2013........     1.065582         1.152969                0
 01/01/2014 to 12/31/2014........     1.152969         1.220650                0
 01/01/2015 to 12/31/2015........     1.220650         1.188929                0
 01/01/2016 to 12/31/2016........     1.188929         1.234350                0
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.112386        11.508070                0

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    11.508070         8.474073                0
 01/01/2009 to 12/31/2009........     8.474073        10.399444                0
 01/01/2010 to 12/31/2010........    10.399444        11.469830                0
 01/01/2011 to 12/31/2011........    11.469830        11.390862                0
 01/01/2012 to 12/31/2012........    11.390862        12.629955                0
 01/01/2013 to 12/31/2013........    12.629955        14.015779                0
 01/01/2014 to 12/31/2014........    14.015779        14.573082                0
 01/01/2015 to 12/31/2015........    14.573082        14.039123                0
 01/01/2016 to 12/31/2016........    14.039123        14.593535                0
SSGA Growth ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.366084        11.795362                0
 01/01/2008 to 12/31/2008........    11.795362         7.769023                0
 01/01/2009 to 12/31/2009........     7.769023         9.855748                0
 01/01/2010 to 12/31/2010........     9.855748        11.055654                0
 01/01/2011 to 12/31/2011........    11.055654        10.632939            9,937
 01/01/2012 to 12/31/2012........    10.632939        12.018082            9,937
 01/01/2013 to 12/31/2013........    12.018082        13.943906                0
 01/01/2014 to 12/31/2014........    13.943906        14.439035                0
 01/01/2015 to 12/31/2015........    14.439035        13.860629                0
 01/01/2016 to 12/31/2016........    13.860629        14.557192                0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.372704         1.472196          170,721
 01/01/2008 to 12/31/2008........     1.472196         0.838973          207,463
 01/01/2009 to 12/31/2009........     0.838973         1.179225          204,402
 01/01/2010 to 12/31/2010........     1.179225         1.352802          176,301
 01/01/2011 to 12/31/2011........     1.352802         1.311632          186,274
 01/01/2012 to 12/31/2012........     1.311632         1.529437          123,425
 01/01/2013 to 12/31/2013........     1.529437         2.085570          189,378
 01/01/2014 to 12/31/2014........     2.085570         2.230268          156,514
 01/01/2015 to 12/31/2015........     2.230268         2.421971          146,115
 01/01/2016 to 12/31/2016........     2.421971         2.416411          162,863
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     0.483593         0.624953        1,033,649
 01/01/2008 to 12/31/2008........     0.624953         0.341104          149,173
 01/01/2009 to 12/31/2009........     0.341104         0.532865          158,165
 01/01/2010 to 12/31/2010........     0.532865         0.668622          195,848
 01/01/2011 to 12/31/2011........     0.668622         0.592029          242,447
 01/01/2012 to 12/31/2012........     0.592029         0.652199          218,343
 01/01/2013 to 04/26/2013........     0.652199         0.681260                0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     0.824943         0.953522          300,706
 01/01/2008 to 12/31/2008........     0.953522         0.564501          258,258
 01/01/2009 to 12/31/2009........     0.564501         0.806947          207,638
 01/01/2010 to 12/31/2010........     0.806947         1.012476          165,800
 01/01/2011 to 12/31/2011........     1.012476         0.978553          230,331
 01/01/2012 to 12/31/2012........     0.978553         1.093051          224,337
 01/01/2013 to 12/31/2013........     1.093051         1.466988          168,571
 01/01/2014 to 12/31/2014........     1.466988         1.625691          151,943
 01/01/2015 to 12/31/2015........     1.625691         1.704098          135,557
 01/01/2016 to 12/31/2016........     1.704098         1.778620          158,101
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     1.422950         1.531415           32,881
 01/01/2008 to 12/31/2008........     1.531415         0.958258           17,399

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........   0.958258         1.305435            17,289
 01/01/2010 to 12/31/2010........   1.305435         1.727462            38,143
 01/01/2011 to 12/31/2011........   1.727462         1.722120            35,369
 01/01/2012 to 12/31/2012........   1.722120         1.961289            17,473
 01/01/2013 to 12/31/2013........   1.961289         2.778589            16,906
 01/01/2014 to 12/31/2014........   2.778589         2.911860            17,088
 01/01/2015 to 12/31/2015........   2.911860         2.931840            25,241
 01/01/2016 to 12/31/2016........   2.931840         3.211793            24,857
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.981726         2.019285           154,535
 01/01/2008 to 12/31/2008........   2.019285         1.682107           133,117
 01/01/2009 to 12/31/2009........   1.682107         2.180109            97,181
 01/01/2010 to 12/31/2010........   2.180109         2.409130            92,787
 01/01/2011 to 12/31/2011........   2.409130         2.505589            90,515
 01/01/2012 to 12/31/2012........   2.505589         2.739935            90,900
 01/01/2013 to 12/31/2013........   2.739935         2.714666            90,378
 01/01/2014 to 12/31/2014........   2.714666         2.808664            91,632
 01/01/2015 to 12/31/2015........   2.808664         2.704721            93,603
 01/01/2016 to 12/31/2016........   2.704721         2.878457           107,369
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2007 to 12/31/2007........   1.748086         1.830104           334,563
 01/01/2008 to 12/31/2008........   1.830104         1.463727           258,663
 01/01/2009 to 12/31/2009........   1.463727         1.967264           215,488
 01/01/2010 to 12/31/2010........   1.967264         2.183795           177,262
 01/01/2011 to 12/31/2011........   2.183795         2.241688           183,402
 01/01/2012 to 12/31/2012........   2.241688         2.487778           155,595
 01/01/2013 to 12/31/2013........   2.487778         2.639680           162,309
 01/01/2014 to 12/31/2014........   2.639680         2.719147           130,855
 01/01/2015 to 12/31/2015........   2.719147         2.613873           111,543
 01/01/2016 to 04/29/2016........   2.613873         2.690221                 0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   2.002106         2.043684            59,980
 01/01/2008 to 12/31/2008........   2.043684         1.704622            53,629
 01/01/2009 to 12/31/2009........   1.704622         2.210686            42,794
 01/01/2010 to 12/31/2010........   2.210686         2.446572            40,203
 01/01/2011 to 12/31/2011........   2.446572         2.546702            48,985
 01/01/2012 to 12/31/2012........   2.546702         2.784995            46,265
 01/01/2013 to 12/31/2013........   2.784995         2.762271            33,358
 01/01/2014 to 12/31/2014........   2.762271         2.860893            27,667
 01/01/2015 to 12/31/2015........   2.860893         2.757975            24,777
 01/01/2016 to 12/31/2016........   2.757975         2.939821            70,755
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.550272         1.584674           284,515
 01/01/2008 to 12/31/2008........   1.584674         1.548824           217,462
 01/01/2009 to 12/31/2009........   1.548824         1.584056           146,016
 01/01/2010 to 12/31/2010........   1.584056         1.642074           142,699
 01/01/2011 to 12/31/2011........   1.642074         1.698634           127,794
 01/01/2012 to 12/31/2012........   1.698634         1.719879           126,539
 01/01/2013 to 12/31/2013........   1.719879         1.674742           127,663
 01/01/2014 to 12/31/2014........   1.674742         1.687656           133,820
 01/01/2015 to 12/31/2015........   1.687656         1.663470           136,495
 01/01/2016 to 12/31/2016........   1.663470         1.651307           119,366
Western Asset Management U.S. Government Sub-Account (Class E)

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........   1.566739         1.603031          210,026
 01/01/2008 to 12/31/2008........   1.603031         1.568405          161,768
 01/01/2009 to 12/31/2009........   1.568405         1.605708           77,316
 01/01/2010 to 12/31/2010........   1.605708         1.667335           85,179
 01/01/2011 to 12/31/2011........   1.667335         1.725030           51,684
 01/01/2012 to 12/31/2012........   1.725030         1.748295           50,200
 01/01/2013 to 12/31/2013........   1.748295         1.705090           49,397
 01/01/2014 to 12/31/2014........   1.705090         1.718467           43,544
 01/01/2015 to 12/31/2015........   1.718467         1.695375           25,448
 01/01/2016 to 12/31/2016........   1.695375         1.685930           24,999





                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2007 to 12/31/2007........    14.684786        14.871520           3,293
 01/01/2008 to 12/31/2008........    14.871520        13.213582           3,678
 01/01/2009 to 12/31/2009........    13.213582        14.584674           4,092
 01/01/2010 to 12/31/2010........    14.584674        15.217226           5,648
 01/01/2011 to 12/31/2011........    15.217226        15.827165           4,981
 01/01/2012 to 12/31/2012........    15.827165        16.345701           5,193
 01/01/2013 to 12/31/2013........    16.345701        15.676207           5,694
 01/01/2014 to 12/31/2014........    15.676207        16.176826           5,612
 01/01/2015 to 12/31/2015........    16.176826        15.899976           5,673
 01/01/2016 to 12/31/2016........    15.899976        16.044005           3,001
American Funds Global Small Capitalization Sub-Account
 01/01/2007 to 12/31/2007........     2.801877         3.334549         301,867
 01/01/2008 to 12/31/2008........     3.334549         1.519002         266,237
 01/01/2009 to 12/31/2009........     1.519002         2.401604         223,569
 01/01/2010 to 12/31/2010........     2.401604         2.881744         216,936
 01/01/2011 to 12/31/2011........     2.881744         2.283969         206,311
 01/01/2012 to 12/31/2012........     2.283969         2.645438         211,136
 01/01/2013 to 12/31/2013........     2.645438         3.326375         163,713
 01/01/2014 to 12/31/2014........     3.326375         3.329709         148,222
 01/01/2015 to 12/31/2015........     3.329709         3.272433         145,065
 01/01/2016 to 12/31/2016........     3.272433         3.274941         116,248
American Funds Growth Sub-Account
 01/01/2007 to 12/31/2007........    13.895143        15.300201         154,808
 01/01/2008 to 12/31/2008........    15.300201         8.401982         144,836
 01/01/2009 to 12/31/2009........     8.401982        11.481442         136,833
 01/01/2010 to 12/31/2010........    11.481442        13.356663         120,588
 01/01/2011 to 12/31/2011........    13.356663        12.532737         110,816
 01/01/2012 to 12/31/2012........    12.532737        14.480979         108,005
 01/01/2013 to 12/31/2013........    14.480979        18.467161          92,560
 01/01/2014 to 12/31/2014........    18.467161        19.641739          77,685
 01/01/2015 to 12/31/2015........    19.641739        20.573171          70,051
 01/01/2016 to 12/31/2016........    20.573171        22.079134          62,679
American Funds Growth-Income Sub-Account
 01/01/2007 to 12/31/2007........    10.100721        10.398861         164,386
 01/01/2008 to 12/31/2008........    10.398861         6.334487         150,065
 01/01/2009 to 12/31/2009........     6.334487         8.148837         124,269

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     8.148837         8.900297        113,300
 01/01/2011 to 12/31/2011........     8.900297         8.564754        119,367
 01/01/2012 to 12/31/2012........     8.564754         9.861845         93,164
 01/01/2013 to 12/31/2013........     9.861845        12.905003         81,439
 01/01/2014 to 12/31/2014........    12.905003        13.994690         69,947
 01/01/2015 to 12/31/2015........    13.994690        13.917106         63,694
 01/01/2016 to 12/31/2016........    13.917106        15.213225         57,019





                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.188418        10.515091              0
 01/01/2013 to 12/31/2013........    10.515091        11.490127              0
 01/01/2014 to 12/31/2014........    11.490127        12.126533              0
 01/01/2015 to 12/31/2015........    12.126533        11.991176            548
 01/01/2016 to 12/31/2016........    11.991176        12.212986            544
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996809         1.038256              0
 01/01/2015 to 12/31/2015........     1.038256         1.010713              0
 01/01/2016 to 12/31/2016........     1.010713         1.013500              0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008137         6.997179              0
 01/01/2009 to 12/31/2009........     6.997179         8.896655         47,199
 01/01/2010 to 12/31/2010........     8.896655         9.810440         46,694
 01/01/2011 to 12/31/2011........     9.810440         9.440218              0
 01/01/2012 to 12/31/2012........     9.440218        10.535816          8,503
 01/01/2013 to 12/31/2013........    10.535816        12.277863          8,447
 01/01/2014 to 12/31/2014........    12.277863        12.801090          8,066
 01/01/2015 to 12/31/2015........    12.801090        12.496508            524
 01/01/2016 to 12/31/2016........    12.496508        13.245376            520
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998137         6.346661         13,284
 01/01/2009 to 12/31/2009........     6.346661         8.363656         26,094
 01/01/2010 to 12/31/2010........     8.363656         9.331438         29,348
 01/01/2011 to 12/31/2011........     9.331438         8.740243         34,086
 01/01/2012 to 12/31/2012........     8.740243         9.980552         29,329
 01/01/2013 to 12/31/2013........     9.980552        12.276064         37,022
 01/01/2014 to 12/31/2014........    12.276064        12.840078         34,296
 01/01/2015 to 12/31/2015........    12.840078        12.528224         34,346
 01/01/2016 to 12/31/2016........    12.528224        13.420501         34,023
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018136         7.669513          9,132
 01/01/2009 to 12/31/2009........     7.669513         9.304391         33,977
 01/01/2010 to 12/31/2010........     9.304391        10.053851         64,939
 01/01/2011 to 12/31/2011........    10.053851         9.903644         43,789
 01/01/2012 to 12/31/2012........     9.903644        10.791138         40,799
 01/01/2013 to 12/31/2013........    10.791138        12.043688         30,037
 01/01/2014 to 12/31/2014........    12.043688        12.562312         29,528
 01/01/2015 to 12/31/2015........    12.562312        12.260885         29,324
 01/01/2016 to 12/31/2016........    12.260885        12.899594         31,960

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   11.118844         11.501942              998
 01/01/2013 to 12/31/2013........   11.501942         10.924562              172
 01/01/2014 to 12/31/2014........   10.924562         11.169773              132
 01/01/2015 to 12/31/2015........   11.169773          9.930173               62
 01/01/2016 to 12/31/2016........    9.930173         10.637649               26
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    1.712075          1.852534           84,249
 01/01/2008 to 12/31/2008........    1.852534          1.015475          128,630
 01/01/2009 to 12/31/2009........    1.015475          1.216856          116,920
 01/01/2010 to 12/31/2010........    1.216856          1.278438           87,193
 01/01/2011 to 12/31/2011........    1.278438          1.003871           61,572
 01/01/2012 to 12/31/2012........    1.003871          1.177998           42,329
 01/01/2013 to 12/31/2013........    1.177998          1.333462           22,367
 01/01/2014 to 12/31/2014........    1.333462          1.267153           23,599
 01/01/2015 to 12/31/2015........    1.267153          1.218757           23,530
 01/01/2016 to 12/31/2016........    1.218757          1.258732           22,377
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2007 to 12/31/2007........    1.736403          1.881172          788,443
 01/01/2008 to 12/31/2008........    1.881172          1.031918          787,515
 01/01/2009 to 12/31/2009........    1.031918          1.237341          868,952
 01/01/2010 to 12/31/2010........    1.237341          1.302106          742,933
 01/01/2011 to 12/31/2011........    1.302106          1.024408          336,404
 01/01/2012 to 12/31/2012........    1.024408          1.202371           50,518
 01/01/2013 to 12/31/2013........    1.202371          1.362930           49,740
 01/01/2014 to 12/31/2014........    1.362930          1.297175           45,475
 01/01/2015 to 12/31/2015........    1.297175          1.247927           42,982
 01/01/2016 to 12/31/2016........    1.247927          1.291197           37,125
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    1.281786          1.344000        1,397,263
 01/01/2008 to 12/31/2008........    1.344000          1.395685        1,213,347
 01/01/2009 to 12/31/2009........    1.395685          1.440490          981,155
 01/01/2010 to 12/31/2010........    1.440490          1.496841          689,830
 01/01/2011 to 12/31/2011........    1.496841          1.578858          258,478
 01/01/2012 to 12/31/2012........    1.578858          1.608369          152,992
 01/01/2013 to 12/31/2013........    1.608369          1.541225          171,222
 01/01/2014 to 12/31/2014........    1.541225          1.598255          116,758
 01/01/2015 to 12/31/2015........    1.598255          1.572721           85,297
 01/01/2016 to 12/31/2016........    1.572721          1.579302           77,725
BlackRock Bond Income Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    4.325767          4.508563          625,006
 01/01/2008 to 12/31/2008........    4.508563          4.269915          418,207
 01/01/2009 to 12/31/2009........    4.269915          4.583464          382,954
 01/01/2010 to 12/31/2010........    4.583464          4.869825          337,299
 01/01/2011 to 12/31/2011........    4.869825          5.089799           96,808
 01/01/2012 to 12/31/2012........    5.089799          5.367905           43,137
 01/01/2013 to 12/31/2013........    5.367905          5.224240           43,637
 01/01/2014 to 12/31/2014........    5.224240          5.485948           38,793
 01/01/2015 to 12/31/2015........    5.485948          5.411852           39,618
 01/01/2016 to 12/31/2016........    5.411852          5.473089           37,758
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    2.642696          3.076771           59,409
 01/01/2008 to 12/31/2008........    3.076771          1.914892           89,570

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     1.914892         2.569866          94,299
 01/01/2010 to 12/31/2010........     2.569866         3.018476         107,278
 01/01/2011 to 12/31/2011........     3.018476         2.695991         103,942
 01/01/2012 to 12/31/2012........     2.695991         3.023292         101,587
 01/01/2013 to 12/31/2013........     3.023292         3.980058         102,581
 01/01/2014 to 12/31/2014........     3.980058         4.250887          67,342
 01/01/2015 to 12/31/2015........     4.250887         4.430446          36,090
 01/01/2016 to 12/31/2016........     4.430446         4.349303          35,482
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2007 to 12/31/2007........    16.762118        17.091465               0
 01/01/2008 to 12/31/2008........    17.091465         9.249594               0
 01/01/2009 to 05/01/2009........     9.249594         9.643160               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.667917         3.109043         320,432
 01/01/2008 to 12/31/2008........     3.109043         1.936897         248,411
 01/01/2009 to 12/31/2009........     1.936897         2.601661         231,007
 01/01/2010 to 12/31/2010........     2.601661         3.059762         152,552
 01/01/2011 to 12/31/2011........     3.059762         2.735627          29,966
 01/01/2012 to 12/31/2012........     2.735627         3.070490          20,442
 01/01/2013 to 12/31/2013........     3.070490         4.046487          18,301
 01/01/2014 to 12/31/2014........     4.046487         4.326146          15,568
 01/01/2015 to 12/31/2015........     4.326146         4.512943          17,390
 01/01/2016 to 12/31/2016........     4.512943         4.434323          17,435
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.944106        10.245474             921
 01/01/2013 to 12/31/2013........    10.245474        11.111140           2,458
 01/01/2014 to 12/31/2014........    11.111140        11.570088           2,447
 01/01/2015 to 12/31/2015........    11.570088        11.362683           2,924
 01/01/2016 to 12/31/2016........    11.362683        11.666197           2,817
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.422256         1.441905         184,360
 01/01/2008 to 12/31/2008........     1.441905         0.919836         242,180
 01/01/2009 to 12/31/2009........     0.919836         1.004295         258,397
 01/01/2010 to 12/31/2010........     1.004295         1.075503         194,158
 01/01/2011 to 12/31/2011........     1.075503         1.079085         180,907
 01/01/2012 to 12/31/2012........     1.079085         1.208993         140,214
 01/01/2013 to 12/31/2013........     1.208993         1.565954         104,297
 01/01/2014 to 12/31/2014........     1.565954         1.688921          75,707
 01/01/2015 to 12/31/2015........     1.688921         1.557862          66,085
 01/01/2016 to 12/31/2016........     1.557862         1.808772          64,922
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.428459         1.450198         481,099
 01/01/2008 to 12/31/2008........     1.450198         0.926134         494,505
 01/01/2009 to 12/31/2009........     0.926134         1.012288         319,122
 01/01/2010 to 12/31/2010........     1.012288         1.084831         242,723
 01/01/2011 to 12/31/2011........     1.084831         1.089272          98,725
 01/01/2012 to 12/31/2012........     1.089272         1.222212          22,716
 01/01/2013 to 12/31/2013........     1.222212         1.584763          14,906
 01/01/2014 to 12/31/2014........     1.584763         1.710582          24,235
 01/01/2015 to 12/31/2015........     1.710582         1.579714          22,827
 01/01/2016 to 12/31/2016........     1.579714         1.834816          54,672
BlackRock Ultra-Short Term Bond Sub-Account (Class B) (previously BlackRock Money
Market Sub-Account (Class B))

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     2.129857         2.194567       1,337,454
 01/01/2008 to 12/31/2008........     2.194567         2.213552       1,887,764
 01/01/2009 to 12/31/2009........     2.213552         2.181749       1,218,369
 01/01/2010 to 12/31/2010........     2.181749         2.144972         633,108
 01/01/2011 to 12/31/2011........     2.144972         2.108912         262,491
 01/01/2012 to 12/31/2012........     2.108912         2.073169         163,256
 01/01/2013 to 12/31/2013........     2.073169         2.038222         151,533
 01/01/2014 to 12/31/2014........     2.038222         2.003863         120,975
 01/01/2015 to 12/31/2015........     2.003863         1.970084         118,147
 01/01/2016 to 12/31/2016........     1.970084         1.939047          93,269
Clarion Global Real Estate Sub-Account
 01/01/2007 to 12/31/2007........    19.296995        16.123181          75,954
 01/01/2008 to 12/31/2008........    16.123181         9.244955          63,882
 01/01/2009 to 12/31/2009........     9.244955        12.246189          53,859
 01/01/2010 to 12/31/2010........    12.246189        13.979123          44,765
 01/01/2011 to 12/31/2011........    13.979123        12.976144          25,939
 01/01/2012 to 12/31/2012........    12.976144        16.071691          14,778
 01/01/2013 to 12/31/2013........    16.071691        16.361006          13,326
 01/01/2014 to 12/31/2014........    16.361006        18.219333          10,933
 01/01/2015 to 12/31/2015........    18.219333        17.661157           9,383
 01/01/2016 to 12/31/2016........    17.661157        17.515237           8,408
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.772355         0.776477         342,240
 01/01/2008 to 12/31/2008........     0.776477         0.465241         305,692
 01/01/2009 to 12/31/2009........     0.465241         0.608165         283,862
 01/01/2010 to 12/31/2010........     0.608165         0.740147         320,125
 01/01/2011 to 12/31/2011........     0.740147         0.751327          98,910
 01/01/2012 to 12/31/2012........     0.751327         0.875296          96,153
 01/01/2013 to 12/31/2013........     0.875296         1.252973         104,003
 01/01/2014 to 12/31/2014........     1.252973         1.464587         134,483
 01/01/2015 to 12/31/2015........     1.464587         1.381776          44,513
 01/01/2016 to 12/31/2016........     1.381776         1.394898          43,821
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   135.246249       165.578366             817
 01/01/2008 to 12/31/2008........   165.578366        94.415952           4,914
 01/01/2009 to 12/31/2009........    94.415952       132.604203           5,134
 01/01/2010 to 12/31/2010........   132.604203       142.621142           4,593
 01/01/2011 to 12/31/2011........   142.621142       129.641895           2,271
 01/01/2012 to 12/31/2012........   129.641895       156.141071           1,231
 01/01/2013 to 12/31/2013........   156.141071       197.698607             803
 01/01/2014 to 04/25/2014........   197.698607       205.670490               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     9.800548         9.065356             639
 01/01/2008 to 12/31/2008........     9.065356         4.044572           2,561
 01/01/2009 to 12/31/2009........     4.044572         5.486228           2,612
 01/01/2010 to 12/31/2010........     5.486228         5.789419           2,639
 01/01/2011 to 04/29/2011........     5.789419         6.149930               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.621642         0.562772         422,276
 01/01/2012 to 12/31/2012........     0.562772         0.655956          17,497
 01/01/2013 to 12/31/2013........     0.655956         0.940589          61,777
 01/01/2014 to 12/31/2014........     0.940589         1.099925          97,271

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     1.099925         1.038272          93,388
 01/01/2016 to 12/31/2016........     1.038272         1.049725          93,798
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     0.988556         0.915323         447,528
 01/01/2008 to 12/31/2008........     0.915323         0.408727         528,977
 01/01/2009 to 12/31/2009........     0.408727         0.554382         547,036
 01/01/2010 to 12/31/2010........     0.554382         0.585236         405,098
 01/01/2011 to 04/29/2011........     0.585236         0.621729               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    40.232191        47.554063             824
 01/01/2008 to 12/31/2008........    47.554063        25.319476           2,396
 01/01/2009 to 12/31/2009........    25.319476        37.105374           2,558
 01/01/2010 to 12/31/2010........    37.105374        41.950169             835
 01/01/2011 to 12/31/2011........    41.950169        39.906203             335
 01/01/2012 to 12/31/2012........    39.906203        43.424753             347
 01/01/2013 to 12/31/2013........    43.424753        56.540130             351
 01/01/2014 to 12/31/2014........    56.540130        61.632676           1,439
 01/01/2015 to 12/31/2015........    61.632676        62.171735             157
 01/01/2016 to 12/31/2016........    62.171735        64.276322             186
Harris Oakmark International Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.968500         1.913491         473,178
 01/01/2008 to 12/31/2008........     1.913491         1.112032         387,923
 01/01/2009 to 12/31/2009........     1.112032         1.695277         443,564
 01/01/2010 to 12/31/2010........     1.695277         1.940393         329,170
 01/01/2011 to 12/31/2011........     1.940393         1.635777         332,301
 01/01/2012 to 12/31/2012........     1.635777         2.078474         188,181
 01/01/2013 to 12/31/2013........     2.078474         2.666492         176,303
 01/01/2014 to 12/31/2014........     2.666492         2.469754         134,469
 01/01/2015 to 12/31/2015........     2.469754         2.318318         192,661
 01/01/2016 to 12/31/2016........     2.318318         2.465629         118,894
Harris Oakmark International Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.977934         1.924969         675,108
 01/01/2008 to 12/31/2008........     1.924969         1.119805         420,800
 01/01/2009 to 12/31/2009........     1.119805         1.709378         479,929
 01/01/2010 to 12/31/2010........     1.709378         1.957976         389,410
 01/01/2011 to 12/31/2011........     1.957976         1.653212         168,378
 01/01/2012 to 12/31/2012........     1.653212         2.100941          17,644
 01/01/2013 to 12/31/2013........     2.100941         2.698581          17,239
 01/01/2014 to 12/31/2014........     2.698581         2.502775          16,748
 01/01/2015 to 12/31/2015........     2.502775         2.350988          16,312
 01/01/2016 to 12/31/2016........     2.350988         2.503433          13,899
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010663         1.045831               0
 01/01/2013 to 12/31/2013........     1.045831         1.047337          15,636
 01/01/2014 to 12/31/2014........     1.047337         1.087147          15,569
 01/01/2015 to 12/31/2015........     1.087147         1.023876          17,522
 01/01/2016 to 12/31/2016........     1.023876         1.124561          16,849
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     2.432191         2.495258         139,174
 01/01/2013 to 12/31/2013........     2.495258         3.196658         118,191
 01/01/2014 to 12/31/2014........     3.196658         3.445841         118,694
 01/01/2015 to 12/31/2015........     3.445841         3.083484          79,130

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     3.083484         3.501519           80,744
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2007 to 12/31/2007........     2.557347         2.594222        1,136,886
 01/01/2008 to 12/31/2008........     2.594222         1.339502          822,006
 01/01/2009 to 12/31/2009........     1.339502         1.945644          641,896
 01/01/2010 to 12/31/2010........     1.945644         2.411165          525,093
 01/01/2011 to 12/31/2011........     2.411165         2.212383          223,237
 01/01/2012 to 04/27/2012........     2.212383         2.444179                0
Invesco Small Cap Growth Sub-account
 01/01/2007 to 12/31/2007........     1.441076         1.573498          288,449
 01/01/2008 to 12/31/2008........     1.573498         0.947791          227,601
 01/01/2009 to 12/31/2009........     0.947791         1.246953          246,777
 01/01/2010 to 12/31/2010........     1.246953         1.546938          199,817
 01/01/2011 to 12/31/2011........     1.546938         1.504472          154,724
 01/01/2012 to 12/31/2012........     1.504472         1.748616           65,736
 01/01/2013 to 12/31/2013........     1.748616         2.409841           71,943
 01/01/2014 to 12/31/2014........     2.409841         2.556645           97,142
 01/01/2015 to 12/31/2015........     2.556645         2.470572           25,681
 01/01/2016 to 12/31/2016........     2.470572         2.706668           22,925
Jennison Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.484383         0.530405           14,255
 01/01/2008 to 12/31/2008........     0.530405         0.330866           14,183
 01/01/2009 to 12/31/2009........     0.330866         0.453984           18,941
 01/01/2010 to 12/31/2010........     0.453984         0.496833           19,825
 01/01/2011 to 12/31/2011........     0.496833         0.489558           19,054
 01/01/2012 to 12/31/2012........     0.489558         0.556136          138,881
 01/01/2013 to 12/31/2013........     0.556136         0.747603          141,266
 01/01/2014 to 12/31/2014........     0.747603         0.799264           41,083
 01/01/2015 to 12/31/2015........     0.799264         0.868611           20,445
 01/01/2016 to 12/31/2016........     0.868611         0.852861           26,457
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2007 to 12/31/2007........     8.998080        10.109556           12,195
 01/01/2008 to 12/31/2008........    10.109556         5.372750           17,905
 01/01/2009 to 12/31/2009........     5.372750         7.590645           14,534
 01/01/2010 to 12/31/2010........     7.590645         8.164005           13,354
 01/01/2011 to 12/31/2011........     8.164005         7.915853           10,053
 01/01/2012 to 04/27/2012........     7.915853         8.896615                0
Jennison Growth Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     0.485789         0.532686          350,024
 01/01/2008 to 12/31/2008........     0.532686         0.332147          271,749
 01/01/2009 to 12/31/2009........     0.332147         0.456783          205,446
 01/01/2010 to 12/31/2010........     0.456783         0.500469          194,050
 01/01/2011 to 12/31/2011........     0.500469         0.493561           92,642
 01/01/2012 to 12/31/2012........     0.493561         0.560790            5,770
 01/01/2013 to 12/31/2013........     0.560790         0.754802            5,661
 01/01/2014 to 12/31/2014........     0.754802         0.807806            5,244
 01/01/2015 to 12/31/2015........     0.807806         0.878888            5,122
 01/01/2016 to 12/31/2016........     0.878888         0.863958                0
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012718         1.047873                0
 01/01/2013 to 12/31/2013........     1.047873         1.143398                0
 01/01/2014 to 12/31/2014........     1.143398         1.202541                0

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     1.202541         1.192843           5,523
 01/01/2016 to 12/31/2016........     1.192843         1.206780           5,484
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.826791        14.068624             286
 01/01/2014 to 12/31/2014........    14.068624        14.311037               0
 01/01/2015 to 12/31/2015........    14.311037        14.242534               0
 01/01/2016 to 12/31/2016........    14.242534        14.671382               0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998137         7.969900               0
 01/01/2009 to 12/31/2009........     7.969900        10.016091           5,993
 01/01/2010 to 12/31/2010........    10.016091        11.011312          26,359
 01/01/2011 to 12/31/2011........    11.011312        11.057144           3,639
 01/01/2012 to 12/31/2012........    11.057144        12.227783           2,522
 01/01/2013 to 04/26/2013........    12.227783        12.751640               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.084636         3.384878         113,031
 01/01/2008 to 12/31/2008........     3.384878         2.127780         136,197
 01/01/2009 to 12/31/2009........     2.127780         2.717966         130,892
 01/01/2010 to 12/31/2010........     2.717966         3.399268          99,567
 01/01/2011 to 12/31/2011........     3.399268         3.353404          83,213
 01/01/2012 to 12/31/2012........     3.353404         3.766964          60,127
 01/01/2013 to 12/31/2013........     3.766964         5.210273          57,018
 01/01/2014 to 12/31/2014........     5.210273         5.301823          29,498
 01/01/2015 to 12/31/2015........     5.301823         5.121637          16,654
 01/01/2016 to 12/31/2016........     5.121637         5.990633          13,835
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     3.113509         3.419803         457,598
 01/01/2008 to 12/31/2008........     3.419803         2.151898         375,726
 01/01/2009 to 12/31/2009........     2.151898         2.751393         285,209
 01/01/2010 to 12/31/2010........     2.751393         3.444603         214,863
 01/01/2011 to 12/31/2011........     3.444603         3.401574          86,106
 01/01/2012 to 12/31/2012........     3.401574         3.824804          29,537
 01/01/2013 to 12/31/2013........     3.824804         5.295607          20,772
 01/01/2014 to 12/31/2014........     5.295607         5.393814          18,040
 01/01/2015 to 12/31/2015........     5.393814         5.215889          17,550
 01/01/2016 to 12/31/2016........     5.215889         6.106876          16,758
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     1.068268         1.095477         596,791
 01/01/2008 to 12/31/2008........     1.095477         0.632063         448,540
 01/01/2009 to 12/31/2009........     0.632063         0.805818         484,267
 01/01/2010 to 12/31/2010........     0.805818         1.040592         400,045
 01/01/2011 to 12/31/2011........     1.040592         1.051173         110,536
 01/01/2012 to 12/31/2012........     1.051173         1.145939          60,509
 01/01/2013 to 12/31/2013........     1.145939         1.671694          59,085
 01/01/2014 to 12/31/2014........     1.671694         1.658874          62,781
 01/01/2015 to 12/31/2015........     1.658874         1.654186         153,725
 01/01/2016 to 12/31/2016........     1.654186         1.724649          54,951
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.754589         3.429814         197,001
 01/01/2008 to 12/31/2008........     3.429814         1.816266         103,606
 01/01/2009 to 12/31/2009........     1.816266         2.521303         118,889
 01/01/2010 to 12/31/2010........     2.521303         2.844702          73,931
 01/01/2011 to 12/31/2011........     2.844702         2.978376          59,716

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     2.978376         3.267012           49,190
 01/01/2013 to 12/31/2013........     3.267012         4.384621           32,003
 01/01/2014 to 12/31/2014........     4.384621         4.382866           26,980
 01/01/2015 to 12/31/2015........     4.382866         3.892517           15,871
 01/01/2016 to 12/31/2016........     3.892517         4.693783           14,542
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     3.837617         3.509160        1,714,337
 01/01/2008 to 12/31/2008........     3.509160         1.860129        1,353,146
 01/01/2009 to 12/31/2009........     1.860129         2.584712        1,248,312
 01/01/2010 to 12/31/2010........     2.584712         2.919105          953,360
 01/01/2011 to 12/31/2011........     2.919105         3.059362          296,176
 01/01/2012 to 12/31/2012........     3.059362         3.359228           46,516
 01/01/2013 to 12/31/2013........     3.359228         4.513024           49,428
 01/01/2014 to 12/31/2014........     4.513024         4.515689           48,051
 01/01/2015 to 12/31/2015........     4.515689         4.014412           54,598
 01/01/2016 to 12/31/2016........     4.014412         4.845727           57,777
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987672         9.747194                0
 01/01/2012 to 12/31/2012........     9.747194        10.003456            4,916
 01/01/2013 to 12/31/2013........    10.003456         9.948991            4,340
 01/01/2014 to 12/31/2014........     9.948991         9.884750            4,330
 01/01/2015 to 12/31/2015........     9.884750         9.657634            2,717
 01/01/2016 to 12/31/2016........     9.657634         9.792357            2,598
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........    39.516474        41.028762            1,653
 01/01/2008 to 12/31/2008........    41.028762        30.265364            2,178
 01/01/2009 to 12/31/2009........    30.265364        34.813921            2,270
 01/01/2010 to 12/31/2010........    34.813921        37.415418            1,324
 01/01/2011 to 12/31/2011........    37.415418        38.106320              126
 01/01/2012 to 12/31/2012........    38.106320        41.996536              110
 01/01/2013 to 12/31/2013........    41.996536        49.660752              171
 01/01/2014 to 12/31/2014........    49.660752        53.842948               65
 01/01/2015 to 12/31/2015........    53.842948        54.150042               64
 01/01/2016 to 12/31/2016........    54.150042        56.826090               64
Met/Wellington Core Equity Opportunities Sub-Account (Class B) (previously WMC Core
Equity Opportunities Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     3.625504         3.718870          281,331
 01/01/2008 to 12/31/2008........     3.718870         2.211124          328,676
 01/01/2009 to 12/31/2009........     2.211124         2.861895          292,582
 01/01/2010 to 12/31/2010........     2.861895         3.143200          205,469
 01/01/2011 to 12/31/2011........     3.143200         2.958395          157,457
 01/01/2012 to 12/31/2012........     2.958395         3.275215          126,879
 01/01/2013 to 12/31/2013........     3.275215         4.294178           98,187
 01/01/2014 to 12/31/2014........     4.294178         4.658901           83,724
 01/01/2015 to 12/31/2015........     4.658901         4.678465           64,527
 01/01/2016 to 12/31/2016........     4.678465         4.924130           57,037
Met/Wellington Core Equity Opportunities Sub-Account (Class E) (previously WMC Core
Equity Opportunities Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     3.665558         3.763142        1,813,207
 01/01/2008 to 12/31/2008........     3.763142         2.239742        1,628,319
 01/01/2009 to 12/31/2009........     2.239742         2.902831        1,507,474
 01/01/2010 to 12/31/2010........     2.902831         3.191169        1,202,741
 01/01/2011 to 12/31/2011........     3.191169         3.006364          454,040
 01/01/2012 to 12/31/2012........     3.006364         3.330816           67,388
 01/01/2013 to 12/31/2013........     3.330816         4.372639           66,720

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     4.372639         4.748023          44,027
 01/01/2015 to 12/31/2015........     4.748023         4.773791          39,032
 01/01/2016 to 12/31/2016........     4.773791         5.029004          34,130
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap
Research Sub-Account (Class B))
 04/30/2007 to 12/31/2007........     7.270708         7.318365          63,416
 01/01/2008 to 12/31/2008........     7.318365         4.510433          45,231
 01/01/2009 to 12/31/2009........     4.510433         5.285657          58,757
 01/01/2010 to 12/31/2010........     5.285657         5.843831          39,428
 01/01/2011 to 12/31/2011........     5.843831         5.760186           7,403
 01/01/2012 to 12/31/2012........     5.760186         6.422123           1,175
 01/01/2013 to 12/31/2013........     6.422123         8.478470           1,715
 01/01/2014 to 12/31/2014........     8.478470         9.461287           1,423
 01/01/2015 to 12/31/2015........     9.461287         9.719828             791
 01/01/2016 to 12/31/2016........     9.719828        10.346994             685
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-
Account)
 01/01/2007 to 04/27/2007........     6.998310         7.332170               0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2007 to 12/31/2007........    12.654347        12.846545          26,256
 01/01/2008 to 12/31/2008........    12.846545         7.520818          24,508
 01/01/2009 to 12/31/2009........     7.520818         9.722390          26,697
 01/01/2010 to 12/31/2010........     9.722390        11.058410          18,787
 01/01/2011 to 04/29/2011........    11.058410        11.979508               0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    11.943377        10.208200           9,558
 01/01/2012 to 12/31/2012........    10.208200        11.715378           6,834
 01/01/2013 to 12/31/2013........    11.715378        14.916570          12,211
 01/01/2014 to 12/31/2014........    14.916570        15.411376           3,580
 01/01/2015 to 12/31/2015........    15.411376        14.847302           3,576
 01/01/2016 to 12/31/2016........    14.847302        15.907603           3,572
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    10.802642        11.211219          48,267
 01/01/2008 to 12/31/2008........    11.211219         9.435942         100,091
 01/01/2009 to 12/31/2009........     9.435942        11.181033         195,280
 01/01/2010 to 12/31/2010........    11.181033        12.097580          90,423
 01/01/2011 to 12/31/2011........    12.097580        12.280957          80,387
 01/01/2012 to 12/31/2012........    12.280957        13.181119          68,691
 01/01/2013 to 12/31/2013........    13.181119        13.514370          59,346
 01/01/2014 to 12/31/2014........    13.514370        13.880728          51,169
 01/01/2015 to 12/31/2015........    13.880728        13.566834          47,026
 01/01/2016 to 12/31/2016........    13.566834        13.942382          55,685
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.292446        11.635181          39,211
 01/01/2008 to 12/31/2008........    11.635181         8.968213          72,688
 01/01/2009 to 12/31/2009........     8.968213        10.904677         178,040
 01/01/2010 to 12/31/2010........    10.904677        11.956673         169,849
 01/01/2011 to 12/31/2011........    11.956673        11.878867         132,101
 01/01/2012 to 12/31/2012........    11.878867        13.016074         170,054
 01/01/2013 to 12/31/2013........    13.016074        14.194717         168,164
 01/01/2014 to 12/31/2014........    14.194717        14.642950          86,032
 01/01/2015 to 12/31/2015........    14.642950        14.241594          83,661
 01/01/2016 to 12/31/2016........    14.241594        14.853924          86,337
MetLife Asset Allocation 60 Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........    11.795149        12.099222          125,444
 01/01/2008 to 12/31/2008........    12.099222         8.488806          250,401
 01/01/2009 to 12/31/2009........     8.488806        10.559881          190,997
 01/01/2010 to 12/31/2010........    10.559881        11.749387          213,720
 01/01/2011 to 12/31/2011........    11.749387        11.393619          107,441
 01/01/2012 to 12/31/2012........    11.393619        12.683694           86,813
 01/01/2013 to 12/31/2013........    12.683694        14.712562           81,131
 01/01/2014 to 12/31/2014........    14.712562        15.195087           80,634
 01/01/2015 to 12/31/2015........    15.195087        14.749541           80,009
 01/01/2016 to 12/31/2016........    14.749541        15.531255           54,312
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    12.298957        12.556012          180,678
 01/01/2008 to 12/31/2008........    12.556012         8.009019          218,493
 01/01/2009 to 12/31/2009........     8.009019        10.164881          198,469
 01/01/2010 to 12/31/2010........    10.164881        11.462612          151,651
 01/01/2011 to 12/31/2011........    11.462612        10.844681          132,049
 01/01/2012 to 12/31/2012........    10.844681        12.301324          121,551
 01/01/2013 to 12/31/2013........    12.301324        15.034246          117,275
 01/01/2014 to 12/31/2014........    15.034246        15.553460          115,298
 01/01/2015 to 12/31/2015........    15.553460        15.031903          110,174
 01/01/2016 to 12/31/2016........    15.031903        15.981610          101,810
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998137         7.019107           12,383
 01/01/2009 to 12/31/2009........     7.019107         8.871078           13,238
 01/01/2010 to 12/31/2010........     8.871078         9.597761           13,138
 01/01/2011 to 12/31/2011........     9.597761         9.270180                0
 01/01/2012 to 12/31/2012........     9.270180        10.582532                0
 01/01/2013 to 04/26/2013........    10.582532        11.381805                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.455281        13.031505                0
 01/01/2014 to 04/25/2014........    13.031505        12.966583                0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.970977        10.412592                0
 01/01/2013 to 12/31/2013........    10.412592        11.707308                0
 01/01/2014 to 12/31/2014........    11.707308        12.620486              473
 01/01/2015 to 12/31/2015........    12.620486        11.900565            1,021
 01/01/2016 to 12/31/2016........    11.900565        12.678679            1,016
MetLife Mid Cap Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     1.531392         1.618600        1,007,718
 01/01/2008 to 12/31/2008........     1.618600         1.012356          732,310
 01/01/2009 to 12/31/2009........     1.012356         1.361318          565,490
 01/01/2010 to 12/31/2010........     1.361318         1.686302          485,747
 01/01/2011 to 12/31/2011........     1.686302         1.621668          157,823
 01/01/2012 to 12/31/2012........     1.621668         1.870460           78,793
 01/01/2013 to 12/31/2013........     1.870460         2.442667           61,779
 01/01/2014 to 12/31/2014........     2.442667         2.623039            3,257
 01/01/2015 to 12/31/2015........     2.623039         2.511221            1,771
 01/01/2016 to 12/31/2016........     2.511221         2.966097            1,669
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.781562        11.250795                0
 01/01/2014 to 12/31/2014........    11.250795        12.085520                0
 01/01/2015 to 12/31/2015........    12.085520        11.737809                0
 01/01/2016 to 12/31/2016........    11.737809        12.043264                0

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
MetLife Stock Index Sub-Account
 01/01/2007 to 12/31/2007........   4.086709         4.217311            449,420
 01/01/2008 to 12/31/2008........   4.217311         2.601189            333,143
 01/01/2009 to 12/31/2009........   2.601189         3.220221            291,997
 01/01/2010 to 12/31/2010........   3.220221         3.624732            238,021
 01/01/2011 to 12/31/2011........   3.624732         3.622034             53,193
 01/01/2012 to 12/31/2012........   3.622034         4.110039              5,030
 01/01/2013 to 12/31/2013........   4.110039         5.321654              5,337
 01/01/2014 to 12/31/2014........   5.321654         5.917274              4,703
 01/01/2015 to 12/31/2015........   5.917274         5.870662              3,556
 01/01/2016 to 12/31/2016........   5.870662         6.428680              3,296
MFS(Reg. TM) Research International Sub-Account
 01/01/2007 to 12/31/2007........   1.593596         1.774809          1,005,421
 01/01/2008 to 12/31/2008........   1.774809         1.005603          1,381,235
 01/01/2009 to 12/31/2009........   1.005603         1.300730          1,017,383
 01/01/2010 to 12/31/2010........   1.300730         1.424664            651,265
 01/01/2011 to 12/31/2011........   1.424664         1.250618            317,139
 01/01/2012 to 12/31/2012........   1.250618         1.434844            183,088
 01/01/2013 to 12/31/2013........   1.434844         1.682319            156,009
 01/01/2014 to 12/31/2014........   1.682319         1.539015             81,557
 01/01/2015 to 12/31/2015........   1.539015         1.486231             35,245
 01/01/2016 to 12/31/2016........   1.486231         1.448388             32,464
MFS(Reg. TM) Total Return Sub-Account
 01/01/2007 to 12/31/2007........   4.219038         4.318319            559,692
 01/01/2008 to 12/31/2008........   4.318319         3.296560            443,038
 01/01/2009 to 12/31/2009........   3.296560         3.834217            408,466
 01/01/2010 to 12/31/2010........   3.834217         4.138958            315,561
 01/01/2011 to 12/31/2011........   4.138958         4.157193            129,934
 01/01/2012 to 12/31/2012........   4.157193         4.548913             42,864
 01/01/2013 to 12/31/2013........   4.548913         5.308534             40,736
 01/01/2014 to 12/31/2014........   5.308534         5.655559             37,324
 01/01/2015 to 12/31/2015........   5.655559         5.538007             25,006
 01/01/2016 to 12/31/2016........   5.538007         5.930488             23,374
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.440192         1.358781             90,982
 01/01/2008 to 12/31/2008........   1.358781         0.885593             90,331
 01/01/2009 to 12/31/2009........   0.885593         1.049889             83,036
 01/01/2010 to 12/31/2010........   1.049889         1.147593             61,842
 01/01/2011 to 12/31/2011........   1.147593         1.135498             59,837
 01/01/2012 to 12/31/2012........   1.135498         1.298420             31,968
 01/01/2013 to 12/31/2013........   1.298420         1.728262             47,333
 01/01/2014 to 12/31/2014........   1.728262         1.878591             33,858
 01/01/2015 to 12/31/2015........   1.878591         1.840192             26,415
 01/01/2016 to 12/31/2016........   1.840192         2.064188             27,435
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........   2.987529         3.052602             14,965
 01/01/2008 to 12/31/2008........   3.052602         1.827543             11,724
 01/01/2009 to 12/31/2009........   1.827543         2.182789             14,074
 01/01/2010 to 12/31/2010........   2.182789         2.452417             12,587
 01/01/2011 to 12/31/2011........   2.452417         2.257219             12,488
 01/01/2012 to 12/31/2012........   2.257219         2.562275             10,562
 01/01/2013 to 04/26/2013........   2.562275         2.818262                  0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/28/2008 to 12/31/2008........   9.998137           6.586494           3,794
 01/01/2009 to 12/31/2009........   6.586494           8.086847           5,411
 01/01/2010 to 12/31/2010........   8.086847           8.827011           9,222
 01/01/2011 to 12/31/2011........   8.827011           8.631059           1,664
 01/01/2012 to 12/31/2012........   8.631059           9.665608               0
 01/01/2013 to 04/26/2013........   9.665608          10.577718               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.451467           1.370811         630,985
 01/01/2008 to 12/31/2008........   1.370811           0.894674         443,787
 01/01/2009 to 12/31/2009........   0.894674           1.061411         459,411
 01/01/2010 to 12/31/2010........   1.061411           1.160961         374,285
 01/01/2011 to 12/31/2011........   1.160961           1.150630         166,928
 01/01/2012 to 12/31/2012........   1.150630           1.316572          10,643
 01/01/2013 to 12/31/2013........   1.316572           1.755633          15,527
 01/01/2014 to 12/31/2014........   1.755633           1.909484           6,398
 01/01/2015 to 12/31/2015........   1.909484           1.872219           6,289
 01/01/2016 to 12/31/2016........   1.872219           2.102054           6,147
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2007 to 12/31/2007........   3.020387           3.089208         185,382
 01/01/2008 to 12/31/2008........   3.089208           1.851550         150,035
 01/01/2009 to 12/31/2009........   1.851550           2.214600         122,476
 01/01/2010 to 12/31/2010........   2.214600           2.490749          88,879
 01/01/2011 to 12/31/2011........   2.490749           2.294629          37,556
 01/01/2012 to 12/31/2012........   2.294629           2.607405           4,615
 01/01/2013 to 04/26/2013........   2.607405           2.868919               0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.237511           1.434409         266,450
 01/01/2011 to 12/31/2011........   1.434409           1.312657         153,009
 01/01/2012 to 12/31/2012........   1.312657           1.410192          64,793
 01/01/2013 to 12/31/2013........   1.410192           1.927468          53,185
 01/01/2014 to 12/31/2014........   1.927468           1.914193          29,078
 01/01/2015 to 12/31/2015........   1.914193           1.787399          27,444
 01/01/2016 to 12/31/2016........   1.787399           1.608598          23,322
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2007 to 12/31/2007........   1.853564           1.969941         265,504
 01/01/2008 to 12/31/2008........   1.969941           0.863100         342,225
 01/01/2009 to 12/31/2009........   0.863100           1.133090         402,885
 01/01/2010 to 04/30/2010........   1.133090           1.225142               0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........   1.495198           1.624495         761,825
 01/01/2008 to 12/31/2008........   1.624495           0.923080         644,186
 01/01/2009 to 12/31/2009........   0.923080           1.164240         544,586
 01/01/2010 to 12/31/2010........   1.164240           1.235202         450,370
 01/01/2011 to 12/31/2011........   1.235202           1.060802         191,327
 01/01/2012 to 12/31/2012........   1.060802           1.230796         125,063
 01/01/2013 to 12/31/2013........   1.230796           1.470466          75,937
 01/01/2014 to 12/31/2014........   1.470466           1.355065          35,201
 01/01/2015 to 12/31/2015........   1.355065           1.315171          34,095
 01/01/2016 to 12/31/2016........   1.315171           1.305934          30,760
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2007 to 12/31/2007........   2.091634           1.980277         267,315
 01/01/2008 to 12/31/2008........   1.980277           1.196189         108,295
 01/01/2009 to 12/31/2009........   1.196189           1.326957         127,623

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     1.326957         1.583027           80,028
 01/01/2011 to 12/31/2011........     1.583027         1.642103           56,533
 01/01/2012 to 12/31/2012........     1.642103         1.771727           44,400
 01/01/2013 to 12/31/2013........     1.771727         2.407074          111,710
 01/01/2014 to 12/31/2014........     2.407074         2.359386           91,221
 01/01/2015 to 12/31/2015........     2.359386         2.328429           67,343
 01/01/2016 to 12/31/2016........     2.328429         2.710262           59,869
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........     1.609442         1.539282          352,118
 01/01/2008 to 12/31/2008........     1.539282         0.933660          342,723
 01/01/2009 to 12/31/2009........     0.933660         1.255366          328,210
 01/01/2010 to 12/31/2010........     1.255366         1.516350          291,596
 01/01/2011 to 12/31/2011........     1.516350         1.412181          160,760
 01/01/2012 to 12/31/2012........     1.412181         1.461632          110,549
 01/01/2013 to 04/26/2013........     1.461632         1.583301                0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2007 to 12/31/2007........     2.101329         1.991820        1,895,249
 01/01/2008 to 12/31/2008........     1.991820         1.204228        1,427,576
 01/01/2009 to 12/31/2009........     1.204228         1.336903        1,426,681
 01/01/2010 to 12/31/2010........     1.336903         1.596346        1,014,755
 01/01/2011 to 12/31/2011........     1.596346         1.656732          374,563
 01/01/2012 to 12/31/2012........     1.656732         1.789928           80,944
 01/01/2013 to 12/31/2013........     1.789928         2.435043           79,066
 01/01/2014 to 12/31/2014........     2.435043         2.389428           73,396
 01/01/2015 to 12/31/2015........     2.389428         2.359206           69,949
 01/01/2016 to 12/31/2016........     2.359206         2.749467           61,633
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    18.743653        19.579813           22,376
 01/01/2008 to 12/31/2008........    19.579813        11.441724           15,227
 01/01/2009 to 12/31/2009........    11.441724        15.726065           13,342
 01/01/2010 to 12/31/2010........    15.726065        17.923639           13,290
 01/01/2011 to 12/31/2011........    17.923639        16.140864            6,028
 01/01/2012 to 12/31/2012........    16.140864        19.227443            5,757
 01/01/2013 to 12/31/2013........    19.227443        24.028778            6,558
 01/01/2014 to 12/31/2014........    24.028778        24.129816            6,053
 01/01/2015 to 12/31/2015........    24.129816        24.656699            1,897
 01/01/2016 to 12/31/2016........    24.656699        24.297064            1,803
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998137         6.555702                0
 01/01/2009 to 12/31/2009........     6.555702         8.547677                0
 01/01/2010 to 12/31/2010........     8.547677         9.047275              169
 01/01/2011 to 12/31/2011........     9.047275         8.281567              117
 01/01/2012 to 12/31/2012........     8.281567         9.949837                0
 01/01/2013 to 04/26/2013........     9.949837        10.567632                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999767         1.033445                0
 01/01/2015 to 12/31/2015........     1.033445         0.960376                0
 01/01/2016 to 12/31/2016........     0.960376         1.049213                0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2007 to 12/31/2007........    10.981503        11.961113            3,389
 01/01/2008 to 12/31/2008........    11.961113        10.948834           88,179
 01/01/2009 to 12/31/2009........    10.948834        12.707142           86,276
 01/01/2010 to 12/31/2010........    12.707142        13.462578          102,576

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........    13.462578        14.710908           46,058
 01/01/2012 to 12/31/2012........    14.710908        15.782267           24,250
 01/01/2013 to 12/31/2013........    15.782267        14.077056           19,532
 01/01/2014 to 12/31/2014........    14.077056        14.240171           19,816
 01/01/2015 to 12/31/2015........    14.240171        13.564711            5,946
 01/01/2016 to 12/31/2016........    13.564711        14.000723            5,271
PIMCO Total Return Sub-Account
 01/01/2007 to 12/31/2007........     1.234645         1.305537        4,450,840
 01/01/2008 to 12/31/2008........     1.305537         1.288733        3,648,880
 01/01/2009 to 12/31/2009........     1.288733         1.495442        3,404,321
 01/01/2010 to 12/31/2010........     1.495442         1.590365        2,932,590
 01/01/2011 to 12/31/2011........     1.590365         1.613189        1,195,889
 01/01/2012 to 12/31/2012........     1.613189         1.732883          408,096
 01/01/2013 to 12/31/2013........     1.732883         1.671040          340,761
 01/01/2014 to 12/31/2014........     1.671040         1.711740          341,625
 01/01/2015 to 12/31/2015........     1.711740         1.682971          223,874
 01/01/2016 to 12/31/2016........     1.682971         1.697783          207,360
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.740046        10.884172                0
 01/01/2013 to 12/31/2013........    10.884172        10.217080                0
 01/01/2014 to 12/31/2014........    10.217080        10.803915                0
 01/01/2015 to 12/31/2015........    10.803915        10.667482                0
 01/01/2016 to 12/31/2016........    10.667482        10.625822                0
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.215259        10.730608                0
 01/01/2014 to 12/31/2014........    10.730608        11.461336                0
 01/01/2015 to 12/31/2015........    11.461336        11.127129                0
 01/01/2016 to 12/31/2016........    11.127129        11.439057                0
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........     1.795008         1.734506          475,069
 01/01/2008 to 12/31/2008........     1.734506         1.131011          316,456
 01/01/2009 to 12/31/2009........     1.131011         1.397279          283,758
 01/01/2010 to 12/31/2010........     1.397279         1.738860          179,507
 01/01/2011 to 12/31/2011........     1.738860         1.636314          110,490
 01/01/2012 to 12/31/2012........     1.636314         1.866802           17,905
 01/01/2013 to 12/31/2013........     1.866802         2.536124           16,222
 01/01/2014 to 12/31/2014........     2.536124         2.612593           14,318
 01/01/2015 to 12/31/2015........     2.612593         2.453179           10,318
 01/01/2016 to 12/31/2016........     2.453179         2.917410            6,209
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010696         1.065948                0
 01/01/2013 to 12/31/2013........     1.065948         1.153942                0
 01/01/2014 to 12/31/2014........     1.153942         1.222291                0
 01/01/2015 to 12/31/2015........     1.222291         1.191123                0
 01/01/2016 to 12/31/2016........     1.191123         1.237247                0
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.119315        11.521036            1,083
 01/01/2008 to 12/31/2008........    11.521036         8.487882            8,005
 01/01/2009 to 12/31/2009........     8.487882        10.421601           78,832
 01/01/2010 to 12/31/2010........    10.421601        11.500012          127,506
 01/01/2011 to 12/31/2011........    11.500012        11.426536           78,164
 01/01/2012 to 12/31/2012........    11.426536        12.675878           15,860
 01/01/2013 to 12/31/2013........    12.675878        14.073774           15,782

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........    14.073774        14.640704            2,594
 01/01/2015 to 12/31/2015........    14.640704        14.111323            2,653
 01/01/2016 to 12/31/2016........    14.111323        14.675922            2,552
SSGA Growth ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.373171        11.808653                0
 01/01/2008 to 12/31/2008........    11.808653         7.781685                0
 01/01/2009 to 12/31/2009........     7.781685         9.876750            7,710
 01/01/2010 to 12/31/2010........     9.876750        11.084748           12,965
 01/01/2011 to 12/31/2011........    11.084748        10.666243            5,685
 01/01/2012 to 12/31/2012........    10.666243        12.061785              551
 01/01/2013 to 12/31/2013........    12.061785        14.001609              312
 01/01/2014 to 12/31/2014........    14.001609        14.506040              313
 01/01/2015 to 12/31/2015........    14.506040        13.931917              468
 01/01/2016 to 12/31/2016........    13.931917        14.639379              465
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.378305         1.478947          219,446
 01/01/2008 to 12/31/2008........     1.478947         0.843244          245,924
 01/01/2009 to 12/31/2009........     0.843244         1.185821          224,946
 01/01/2010 to 12/31/2010........     1.185821         1.361049          169,972
 01/01/2011 to 12/31/2011........     1.361049         1.320286          154,568
 01/01/2012 to 12/31/2012........     1.320286         1.540302          116,517
 01/01/2013 to 12/31/2013........     1.540302         2.101436          191,016
 01/01/2014 to 12/31/2014........     2.101436         2.248358          170,674
 01/01/2015 to 12/31/2015........     2.248358         2.442837          120,680
 01/01/2016 to 12/31/2016........     2.442837         2.438448          221,193
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     0.485004         0.627091          674,926
 01/01/2008 to 12/31/2008........     0.627091         0.342443          653,831
 01/01/2009 to 12/31/2009........     0.342443         0.535225          683,083
 01/01/2010 to 12/31/2010........     0.535225         0.671918          696,633
 01/01/2011 to 12/31/2011........     0.671918         0.595245          442,899
 01/01/2012 to 12/31/2012........     0.595245         0.656071          246,567
 01/01/2013 to 04/26/2013........     0.656071         0.685413                0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     0.827366         0.956803        1,432,615
 01/01/2008 to 12/31/2008........     0.956803         0.566729        1,106,900
 01/01/2009 to 12/31/2009........     0.566729         0.810537        1,072,536
 01/01/2010 to 12/31/2010........     0.810537         1.017488          968,655
 01/01/2011 to 12/31/2011........     1.017488         0.983888          490,169
 01/01/2012 to 12/31/2012........     0.983888         1.099563          350,986
 01/01/2013 to 12/31/2013........     1.099563         1.476465          308,932
 01/01/2014 to 12/31/2014........     1.476465         1.637012          338,360
 01/01/2015 to 12/31/2015........     1.637012         1.716823          191,212
 01/01/2016 to 12/31/2016........     1.716823         1.792798          181,205
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     1.429965         1.539738          115,234
 01/01/2008 to 12/31/2008........     1.539738         0.963951           57,713
 01/01/2009 to 12/31/2009........     0.963951         1.313847           47,524
 01/01/2010 to 12/31/2010........     1.313847         1.739462           74,534
 01/01/2011 to 12/31/2011........     1.739462         1.734949           79,163
 01/01/2012 to 12/31/2012........     1.734949         1.976892           73,663
 01/01/2013 to 12/31/2013........     1.976892         2.802094           80,354
 01/01/2014 to 12/31/2014........     2.802094         2.937961           99,649

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   2.937961         2.959600             39,843
 01/01/2016 to 12/31/2016........   2.959600         3.243825             47,484
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.993820         2.032630            132,878
 01/01/2008 to 12/31/2008........   2.032630         1.694074            110,433
 01/01/2009 to 12/31/2009........   1.694074         2.196715             93,625
 01/01/2010 to 12/31/2010........   2.196715         2.428694             60,548
 01/01/2011 to 12/31/2011........   2.428694         2.527196             53,496
 01/01/2012 to 12/31/2012........   2.527196         2.764952             45,308
 01/01/2013 to 12/31/2013........   2.764952         2.740822             45,382
 01/01/2014 to 12/31/2014........   2.740822         2.837144             45,260
 01/01/2015 to 12/31/2015........   2.837144         2.733514             31,572
 01/01/2016 to 12/31/2016........   2.733514         2.910555             83,506
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2007 to 12/31/2007........   1.757429         1.840810          1,545,409
 01/01/2008 to 12/31/2008........   1.840810         1.473029          1,083,571
 01/01/2009 to 12/31/2009........   1.473029         1.980755          1,097,019
 01/01/2010 to 12/31/2010........   1.980755         2.199870            840,733
 01/01/2011 to 12/31/2011........   2.199870         2.259315            431,185
 01/01/2012 to 12/31/2012........   2.259315         2.508602            177,726
 01/01/2013 to 12/31/2013........   2.508602         2.663106            152,416
 01/01/2014 to 12/31/2014........   2.663106         2.744650            128,862
 01/01/2015 to 12/31/2015........   2.744650         2.639709            101,056
 01/01/2016 to 04/29/2016........   2.639709         2.717258                  0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   2.014319         2.057184          1,278,719
 01/01/2008 to 12/31/2008........   2.057184         1.716743            841,928
 01/01/2009 to 12/31/2009........   1.716743         2.227518            762,744
 01/01/2010 to 12/31/2010........   2.227518         2.466432            545,980
 01/01/2011 to 12/31/2011........   2.466432         2.568656            210,922
 01/01/2012 to 12/31/2012........   2.568656         2.810415             50,717
 01/01/2013 to 12/31/2013........   2.810415         2.788878             52,326
 01/01/2014 to 12/31/2014........   2.788878         2.889895             43,512
 01/01/2015 to 12/31/2015........   2.889895         2.787327             37,052
 01/01/2016 to 12/31/2016........   2.787327         2.972594             69,053
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.559734         1.595148            207,731
 01/01/2008 to 12/31/2008........   1.595148         1.559842            195,938
 01/01/2009 to 12/31/2009........   1.559842         1.596123            180,311
 01/01/2010 to 12/31/2010........   1.596123         1.655411            165,490
 01/01/2011 to 12/31/2011........   1.655411         1.713284            153,012
 01/01/2012 to 12/31/2012........   1.713284         1.735584            154,653
 01/01/2013 to 12/31/2013........   1.735584         1.690881            172,232
 01/01/2014 to 12/31/2014........   1.690881         1.704771            172,791
 01/01/2015 to 12/31/2015........   1.704771         1.681181            135,044
 01/01/2016 to 12/31/2016........   1.681181         1.669722            137,176
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.576295         1.613619          1,117,633
 01/01/2008 to 12/31/2008........   1.613619         1.579556            774,143
 01/01/2009 to 12/31/2009........   1.579556         1.617933            709,102
 01/01/2010 to 12/31/2010........   1.617933         1.680869            503,685
 01/01/2011 to 12/31/2011........   1.680869         1.739899            113,533
 01/01/2012 to 12/31/2012........   1.739899         1.764252             42,437

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........   1.764252         1.721513           47,402
 01/01/2014 to 12/31/2014........   1.721513         1.735887           41,103
 01/01/2015 to 12/31/2015........   1.735887         1.713417           40,201
 01/01/2016 to 12/31/2016........   1.713417         1.704724           39,390





                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2007 to 12/31/2007........    14.755966        14.951120           28,536
 01/01/2008 to 12/31/2008........    14.951120        13.290972           28,023
 01/01/2009 to 12/31/2009........    13.290972        14.677428           27,030
 01/01/2010 to 12/31/2010........    14.677428        15.321660           20,559
 01/01/2011 to 12/31/2011........    15.321660        15.943731           11,156
 01/01/2012 to 12/31/2012........    15.943731        16.474364            3,941
 01/01/2013 to 12/31/2013........    16.474364        15.807503            4,072
 01/01/2014 to 12/31/2014........    15.807503        16.320474            3,348
 01/01/2015 to 12/31/2015........    16.320474        16.049189            3,275
 01/01/2016 to 12/31/2016........    16.049189        16.202668            3,365
American Funds Global Small Capitalization Sub-Account
 01/01/2007 to 12/31/2007........     2.814070         3.350744        1,336,022
 01/01/2008 to 12/31/2008........     3.350744         1.527148        1,129,630
 01/01/2009 to 12/31/2009........     1.527148         2.415689        1,007,910
 01/01/2010 to 12/31/2010........     2.415689         2.900092          795,088
 01/01/2011 to 12/31/2011........     2.900092         2.299660          443,088
 01/01/2012 to 12/31/2012........     2.299660         2.664952          274,494
 01/01/2013 to 12/31/2013........     2.664952         3.352586          233,156
 01/01/2014 to 12/31/2014........     3.352586         3.357625          165,026
 01/01/2015 to 12/31/2015........     3.357625         3.301520          126,758
 01/01/2016 to 12/31/2016........     3.301520         3.305704          122,609
American Funds Growth Sub-Account
 01/01/2007 to 12/31/2007........    14.055192        15.484216          698,597
 01/01/2008 to 12/31/2008........    15.484216         8.507311          602,136
 01/01/2009 to 12/31/2009........     8.507311        11.631189          569,542
 01/01/2010 to 12/31/2010........    11.631189        13.537628          428,160
 01/01/2011 to 12/31/2011........    13.537628        12.708880          203,848
 01/01/2012 to 12/31/2012........    12.708880        14.691883           91,877
 01/01/2013 to 12/31/2013........    14.691883        18.745486           81,756
 01/01/2014 to 12/31/2014........    18.745486        19.947738           72,038
 01/01/2015 to 12/31/2015........    19.947738        20.904132           67,209
 01/01/2016 to 12/31/2016........    20.904132        22.445537           48,076
American Funds Growth-Income Sub-Account
 01/01/2007 to 12/31/2007........    10.217085        10.523951          698,784
 01/01/2008 to 12/31/2008........    10.523951         6.413909          506,727
 01/01/2009 to 12/31/2009........     6.413909         8.255134          471,751
 01/01/2010 to 12/31/2010........     8.255134         9.020902          335,808
 01/01/2011 to 12/31/2011........     9.020902         8.685145          186,608
 01/01/2012 to 12/31/2012........     8.685145        10.005494           87,084
 01/01/2013 to 12/31/2013........    10.005494        13.099523           78,413
 01/01/2014 to 12/31/2014........    13.099523        14.212740           66,087
 01/01/2015 to 12/31/2015........    14.212740        14.141017           73,300

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........   14.141017        15.465718          51,450





                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.193556        10.523925              0
 01/01/2013 to 12/31/2013........    10.523925        11.505530              0
 01/01/2014 to 12/31/2014........    11.505530        12.148862              0
 01/01/2015 to 12/31/2015........    12.148862        12.019266              0
 01/01/2016 to 12/31/2016........    12.019266        12.247718              0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996816         1.038614              0
 01/01/2015 to 12/31/2015........     1.038614         1.011568              0
 01/01/2016 to 12/31/2016........     1.011568         1.014864              0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008191         6.999592          1,508
 01/01/2009 to 12/31/2009........     6.999592         8.904173          1,500
 01/01/2010 to 12/31/2010........     8.904173         9.823637          1,494
 01/01/2011 to 12/31/2011........     9.823637         9.457635              0
 01/01/2012 to 12/31/2012........     9.457635        10.560561              0
 01/01/2013 to 12/31/2013........    10.560561        12.312852              0
 01/01/2014 to 12/31/2014........    12.312852        12.843992              0
 01/01/2015 to 12/31/2015........    12.843992        12.544662              0
 01/01/2016 to 12/31/2016........    12.544662        13.303065              0
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998192         6.348852              0
 01/01/2009 to 12/31/2009........     6.348852         8.370726              0
 01/01/2010 to 12/31/2010........     8.370726         9.343994              0
 01/01/2011 to 12/31/2011........     9.343994         8.756372              0
 01/01/2012 to 12/31/2012........     8.756372        10.003997              0
 01/01/2013 to 12/31/2013........    10.003997        12.311051              0
 01/01/2014 to 12/31/2014........    12.311051        12.883114              0
 01/01/2015 to 12/31/2015........    12.883114        12.576505              0
 01/01/2016 to 12/31/2016........    12.576505        13.478957              0
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018191         7.672156              0
 01/01/2009 to 12/31/2009........     7.672156         9.312251              0
 01/01/2010 to 12/31/2010........     9.312251        10.067374              0
 01/01/2011 to 12/31/2011........    10.067374         9.921913              0
 01/01/2012 to 12/31/2012........     9.921913        10.816479              0
 01/01/2013 to 12/31/2013........    10.816479        12.078006              0
 01/01/2014 to 12/31/2014........    12.078006        12.604410              0
 01/01/2015 to 12/31/2015........    12.604410        12.308127              0
 01/01/2016 to 12/31/2016........    12.308127        12.955773              0
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.124600        11.511758              0
 01/01/2013 to 12/31/2013........    11.511758        10.939356              0
 01/01/2014 to 12/31/2014........    10.939356        11.190495              0
 01/01/2015 to 12/31/2015........    11.190495         9.953575              0
 01/01/2016 to 12/31/2016........     9.953575        10.668050              0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.725549         1.868052                0
 01/01/2008 to 12/31/2008........   1.868052         1.024496                0
 01/01/2009 to 12/31/2009........   1.024496         1.228280                0
 01/01/2010 to 12/31/2010........   1.228280         1.291085                0
 01/01/2011 to 12/31/2011........   1.291085         1.014309                0
 01/01/2012 to 12/31/2012........   1.014309         1.190844                0
 01/01/2013 to 12/31/2013........   1.190844         1.348678                0
 01/01/2014 to 12/31/2014........   1.348678         1.282253                0
 01/01/2015 to 12/31/2015........   1.282253         1.233897                0
 01/01/2016 to 12/31/2016........   1.233897         1.275007                0
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.750042         1.896902           14,509
 01/01/2008 to 12/31/2008........   1.896902         1.041070            8,137
 01/01/2009 to 12/31/2009........   1.041070         1.248939            8,225
 01/01/2010 to 12/31/2010........   1.248939         1.314968            8,219
 01/01/2011 to 12/31/2011........   1.314968         1.035044            8,608
 01/01/2012 to 12/31/2012........   1.035044         1.215465            8,330
 01/01/2013 to 12/31/2013........   1.215465         1.378462            8,240
 01/01/2014 to 12/31/2014........   1.378462         1.312613            8,230
 01/01/2015 to 12/31/2015........   1.312613         1.263412            6,315
 01/01/2016 to 12/31/2016........   1.263412         1.307872            2,379
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.287006         1.350151           66,330
 01/01/2008 to 12/31/2008........   1.350151         1.402776           59,531
 01/01/2009 to 12/31/2009........   1.402776         1.448533           48,219
 01/01/2010 to 12/31/2010........   1.448533         1.505951           44,313
 01/01/2011 to 12/31/2011........   1.505951         1.589260           34,725
 01/01/2012 to 12/31/2012........   1.589260         1.619778           30,559
 01/01/2013 to 12/31/2013........   1.619778         1.552935           29,742
 01/01/2014 to 12/31/2014........   1.552935         1.611204           28,551
 01/01/2015 to 12/31/2015........   1.611204         1.586256           27,435
 01/01/2016 to 12/31/2016........   1.586256         1.593690           26,333
BlackRock Bond Income Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   4.376576         4.563812           55,148
 01/01/2008 to 12/31/2008........   4.563812         4.324407           41,857
 01/01/2009 to 12/31/2009........   4.324407         4.644279           37,356
 01/01/2010 to 12/31/2010........   4.644279         4.936907           30,895
 01/01/2011 to 12/31/2011........   4.936907         5.162484           25,102
 01/01/2012 to 12/31/2012........   5.162484         5.447299           21,635
 01/01/2013 to 12/31/2013........   5.447299         5.304161           21,594
 01/01/2014 to 12/31/2014........   5.304161         5.572658           20,091
 01/01/2015 to 12/31/2015........   5.572658         5.500140           14,010
 01/01/2016 to 12/31/2016........   5.500140         5.565159           13,406
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   2.658827         3.097108                0
 01/01/2008 to 12/31/2008........   3.097108         1.928518                0
 01/01/2009 to 12/31/2009........   1.928518         2.589447                0
 01/01/2010 to 12/31/2010........   2.589447         3.042995                0
 01/01/2011 to 12/31/2011........   3.042995         2.719248                0
 01/01/2012 to 12/31/2012........   2.719248         3.050904                0
 01/01/2013 to 12/31/2013........   3.050904         4.018416                0
 01/01/2014 to 12/31/2014........   4.018416         4.294003                0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     4.294003         4.477621               0
 01/01/2016 to 12/31/2016........     4.477621         4.397813               0
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2007 to 12/31/2007........    16.848987        17.188684               0
 01/01/2008 to 12/31/2008........    17.188684         9.306887               0
 01/01/2009 to 05/01/2009........     9.306887         9.704507               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.684210         3.129602          14,837
 01/01/2008 to 12/31/2008........     3.129602         1.950685          14,339
 01/01/2009 to 12/31/2009........     1.950685         2.621492           7,572
 01/01/2010 to 12/31/2010........     2.621492         3.084626           7,544
 01/01/2011 to 12/31/2011........     3.084626         2.759234           7,586
 01/01/2012 to 12/31/2012........     2.759234         3.098543           7,577
 01/01/2013 to 12/31/2013........     3.098543         4.085499           6,975
 01/01/2014 to 12/31/2014........     4.085499         4.370040           6,830
 01/01/2015 to 12/31/2015........     4.370040         4.561011           6,442
 01/01/2016 to 12/31/2016........     4.561011         4.483796           2,795
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.949122        10.254082               0
 01/01/2013 to 12/31/2013........    10.254082        11.126036               0
 01/01/2014 to 12/31/2014........    11.126036        11.591394               0
 01/01/2015 to 12/31/2015........    11.591394        11.389303               0
 01/01/2016 to 12/31/2016........    11.389303        11.699377               0
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.425578         1.445999               0
 01/01/2008 to 12/31/2008........     1.445999         0.922912               0
 01/01/2009 to 12/31/2009........     0.922912         1.008158               0
 01/01/2010 to 12/31/2010........     1.008158         1.080178               0
 01/01/2011 to 12/31/2011........     1.080178         1.084317               0
 01/01/2012 to 12/31/2012........     1.084317         1.215466               0
 01/01/2013 to 12/31/2013........     1.215466         1.575125               0
 01/01/2014 to 12/31/2014........     1.575125         1.699662               0
 01/01/2015 to 12/31/2015........     1.699662         1.568554               0
 01/01/2016 to 12/31/2016........     1.568554         1.822097               0
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.431781         1.454302          10,979
 01/01/2008 to 12/31/2008........     1.454302         0.929222          39,804
 01/01/2009 to 12/31/2009........     0.929222         1.016172          45,897
 01/01/2010 to 12/31/2010........     1.016172         1.089537          41,050
 01/01/2011 to 12/31/2011........     1.089537         1.094544          34,987
 01/01/2012 to 12/31/2012........     1.094544         1.228744               0
 01/01/2013 to 12/31/2013........     1.228744         1.594029               0
 01/01/2014 to 12/31/2014........     1.594029         1.721444               0
 01/01/2015 to 12/31/2015........     1.721444         1.590541               0
 01/01/2016 to 12/31/2016........     1.590541         1.848315               0
BlackRock Ultra-Short Term Bond Sub-Account (Class B) (previously BlackRock Money
Market Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     2.154879         2.221466         198,932
 01/01/2008 to 12/31/2008........     2.221466         2.241808         139,620
 01/01/2009 to 12/31/2009........     2.241808         2.210704          31,597
 01/01/2010 to 12/31/2010........     2.210704         2.174526          29,859
 01/01/2011 to 12/31/2011........     2.174526         2.139036          25,058
 01/01/2012 to 12/31/2012........     2.139036         2.103840          21,836

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     2.103840         2.069410          22,233
 01/01/2014 to 12/31/2014........     2.069410         2.035544          20,891
 01/01/2015 to 12/31/2015........     2.035544         2.002232           8,735
 01/01/2016 to 12/31/2016........     2.002232         1.971674           7,924
Clarion Global Real Estate Sub-Account
 01/01/2007 to 12/31/2007........    19.322711        16.152793           2,071
 01/01/2008 to 12/31/2008........    16.152793         9.266596           1,039
 01/01/2009 to 12/31/2009........     9.266596        12.280998             782
 01/01/2010 to 12/31/2010........    12.280998        14.025858           1,260
 01/01/2011 to 12/31/2011........    14.025858        13.026028           1,289
 01/01/2012 to 12/31/2012........    13.026028        16.141583             500
 01/01/2013 to 12/31/2013........    16.141583        16.440377             506
 01/01/2014 to 12/31/2014........    16.440377        18.316874              53
 01/01/2015 to 12/31/2015........    18.316874        17.764593              55
 01/01/2016 to 12/31/2016........    17.764593        17.626625              57
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.774548         0.779073          98,686
 01/01/2008 to 12/31/2008........     0.779073         0.467032          96,469
 01/01/2009 to 12/31/2009........     0.467032         0.610811          94,608
 01/01/2010 to 12/31/2010........     0.610811         0.743738          88,635
 01/01/2011 to 12/31/2011........     0.743738         0.755350               0
 01/01/2012 to 12/31/2012........     0.755350         0.880426               0
 01/01/2013 to 12/31/2013........     0.880426         1.260945               0
 01/01/2014 to 12/31/2014........     1.260945         1.474643               0
 01/01/2015 to 12/31/2015........     1.474643         1.391959               0
 01/01/2016 to 12/31/2016........     1.391959         1.405881               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   136.956164       167.728021             228
 01/01/2008 to 12/31/2008........   167.728021        95.689848             228
 01/01/2009 to 12/31/2009........    95.689848       134.460546             228
 01/01/2010 to 12/31/2010........   134.460546       144.689994             228
 01/01/2011 to 12/31/2011........   144.689994       131.588146             258
 01/01/2012 to 12/31/2012........   131.588146       158.564774             258
 01/01/2013 to 12/31/2013........   158.564774       200.867763             255
 01/01/2014 to 04/25/2014........   200.867763       209.000348               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     9.838223         9.104783               0
 01/01/2008 to 12/31/2008........     9.104783         4.064210               0
 01/01/2009 to 12/31/2009........     4.064210         5.515625               0
 01/01/2010 to 12/31/2010........     5.515625         5.823349               0
 01/01/2011 to 04/29/2011........     5.823349         6.186981               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.625374         0.566338         203,909
 01/01/2012 to 12/31/2012........     0.566338         0.660445         106,384
 01/01/2013 to 12/31/2013........     0.660445         0.947499          76,788
 01/01/2014 to 12/31/2014........     0.947499         1.108560          80,025
 01/01/2015 to 12/31/2015........     1.108560         1.046946          47,698
 01/01/2016 to 12/31/2016........     1.046946         1.059024          47,171
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     0.992331         0.919280         113,223
 01/01/2008 to 12/31/2008........     0.919280         0.410701         157,196

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     0.410701         0.557339        125,162
 01/01/2010 to 12/31/2010........     0.557339         0.588651        115,927
 01/01/2011 to 04/29/2011........     0.588651         0.625459              0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    40.609788        48.024510              0
 01/01/2008 to 12/31/2008........    48.024510        25.582828              0
 01/01/2009 to 12/31/2009........    25.582828        37.510059              0
 01/01/2010 to 12/31/2010........    37.510059        42.428883            286
 01/01/2011 to 12/31/2011........    42.428883        40.381748            286
 01/01/2012 to 12/31/2012........    40.381748        43.964322             35
 01/01/2013 to 12/31/2013........    43.964322        57.271276             35
 01/01/2014 to 12/31/2014........    57.271276        62.460906             35
 01/01/2015 to 12/31/2015........    62.460906        63.038729             35
 01/01/2016 to 12/31/2016........    63.038729        65.205263             35
Harris Oakmark International Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.973649         1.919461              0
 01/01/2008 to 12/31/2008........     1.919461         1.116063              0
 01/01/2009 to 12/31/2009........     1.116063         1.702273              0
 01/01/2010 to 12/31/2010........     1.702273         1.949374              0
 01/01/2011 to 12/31/2011........     1.949374         1.644169              0
 01/01/2012 to 12/31/2012........     1.644169         2.090188              0
 01/01/2013 to 12/31/2013........     2.090188         2.682860              0
 01/01/2014 to 12/31/2014........     2.682860         2.486157              0
 01/01/2015 to 12/31/2015........     2.486157         2.334884              0
 01/01/2016 to 12/31/2016........     2.334884         2.484490              0
Harris Oakmark International Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.983105         1.930972         34,897
 01/01/2008 to 12/31/2008........     1.930972         1.123862         23,900
 01/01/2009 to 12/31/2009........     1.123862         1.716430         21,065
 01/01/2010 to 12/31/2010........     1.716430         1.967035         16,736
 01/01/2011 to 12/31/2011........     1.967035         1.661692         11,713
 01/01/2012 to 12/31/2012........     1.661692         2.112778              0
 01/01/2013 to 12/31/2013........     2.112778         2.715143              0
 01/01/2014 to 12/31/2014........     2.715143         2.519395              0
 01/01/2015 to 12/31/2015........     2.519395         2.367784              0
 01/01/2016 to 12/31/2016........     2.367784         2.522580              0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010672         1.046190              0
 01/01/2013 to 12/31/2013........     1.046190         1.048221              0
 01/01/2014 to 12/31/2014........     1.048221         1.088609              0
 01/01/2015 to 12/31/2015........     1.088609         1.025766              0
 01/01/2016 to 12/31/2016........     1.025766         1.127200              0
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     2.448666         2.513003          5,275
 01/01/2013 to 12/31/2013........     2.513003         3.221000          4,480
 01/01/2014 to 12/31/2014........     3.221000         3.473817            701
 01/01/2015 to 12/31/2015........     3.473817         3.110074            553
 01/01/2016 to 12/31/2016........     3.110074         3.533481            553
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2007 to 12/31/2007........     2.567799         2.606135         44,278
 01/01/2008 to 12/31/2008........     2.606135         1.346330         48,923
 01/01/2009 to 12/31/2009........     1.346330         1.956540         39,061

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     1.956540         2.425880          34,752
 01/01/2011 to 12/31/2011........     2.425880         2.226997          25,547
 01/01/2012 to 04/27/2012........     2.226997         2.460724               0
Invesco Small Cap Growth Sub-account
 01/01/2007 to 12/31/2007........     1.444849         1.578411          26,519
 01/01/2008 to 12/31/2008........     1.578411         0.951229          18,875
 01/01/2009 to 12/31/2009........     0.951229         1.252102          18,769
 01/01/2010 to 12/31/2010........     1.252102         1.554102          17,518
 01/01/2011 to 12/31/2011........     1.554102         1.512194          17,516
 01/01/2012 to 12/31/2012........     1.512194         1.758475           2,688
 01/01/2013 to 12/31/2013........     1.758475         2.424639           2,686
 01/01/2014 to 12/31/2014........     2.424639         2.573631           2,684
 01/01/2015 to 12/31/2015........     2.573631         2.488230               0
 01/01/2016 to 12/31/2016........     2.488230         2.727377               0
Jennison Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.486001         0.532445               0
 01/01/2008 to 12/31/2008........     0.532445         0.332306               0
 01/01/2009 to 12/31/2009........     0.332306         0.456188               0
 01/01/2010 to 12/31/2010........     0.456188         0.499494               0
 01/01/2011 to 12/31/2011........     0.499494         0.492426               0
 01/01/2012 to 12/31/2012........     0.492426         0.559675               0
 01/01/2013 to 12/31/2013........     0.559675         0.752736               0
 01/01/2014 to 12/31/2014........     0.752736         0.805154               0
 01/01/2015 to 12/31/2015........     0.805154         0.875450               0
 01/01/2016 to 12/31/2016........     0.875450         0.860006               0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2007 to 12/31/2007........     9.024577        10.144425              85
 01/01/2008 to 12/31/2008........    10.144425         5.393995              85
 01/01/2009 to 12/31/2009........     5.393995         7.624471              84
 01/01/2010 to 12/31/2010........     7.624471         8.204484               0
 01/01/2011 to 12/31/2011........     8.204484         7.959073               0
 01/01/2012 to 04/27/2012........     7.959073         8.946645               0
Jennison Growth Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     0.487414         0.534737         162,317
 01/01/2008 to 12/31/2008........     0.534737         0.333594          44,206
 01/01/2009 to 12/31/2009........     0.333594         0.459002          32,297
 01/01/2010 to 12/31/2010........     0.459002         0.503152          28,692
 01/01/2011 to 12/31/2011........     0.503152         0.496454          27,419
 01/01/2012 to 12/31/2012........     0.496454         0.564361          26,351
 01/01/2013 to 12/31/2013........     0.564361         0.759988          21,851
 01/01/2014 to 12/31/2014........     0.759988         0.813763               0
 01/01/2015 to 12/31/2015........     0.813763         0.885812               0
 01/01/2016 to 12/31/2016........     0.885812         0.871201           9,139
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012726         1.048233               0
 01/01/2013 to 12/31/2013........     1.048233         1.144363               0
 01/01/2014 to 12/31/2014........     1.144363         1.204158               0
 01/01/2015 to 12/31/2015........     1.204158         1.195044               0
 01/01/2016 to 12/31/2016........     1.195044         1.209612               0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.859003        14.108706               0
 01/01/2014 to 12/31/2014........    14.108706        14.358988               0
 01/01/2015 to 12/31/2015........    14.358988        14.297405               0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........    14.297405        14.735271            537
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998192         7.972645              0
 01/01/2009 to 12/31/2009........     7.972645        10.024549              0
 01/01/2010 to 12/31/2010........    10.024549        11.026118            308
 01/01/2011 to 12/31/2011........    11.026118        11.077537              0
 01/01/2012 to 12/31/2012........    11.077537        12.256493              0
 01/01/2013 to 04/26/2013........    12.256493        12.783611              0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.104239         3.408102              0
 01/01/2008 to 12/31/2008........     3.408102         2.143457              0
 01/01/2009 to 12/31/2009........     2.143457         2.739360              0
 01/01/2010 to 12/31/2010........     2.739360         3.427737              0
 01/01/2011 to 12/31/2011........     3.427737         3.383177              0
 01/01/2012 to 12/31/2012........     3.383177         3.802319              0
 01/01/2013 to 12/31/2013........     3.802319         5.261802              0
 01/01/2014 to 12/31/2014........     5.261802         5.356937              0
 01/01/2015 to 12/31/2015........     5.356937         5.177467              0
 01/01/2016 to 12/31/2016........     5.177467         6.058964              0
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     3.133287         3.443258         21,570
 01/01/2008 to 12/31/2008........     3.443258         2.167747         19,570
 01/01/2009 to 12/31/2009........     2.167747         2.773043         11,976
 01/01/2010 to 12/31/2010........     2.773043         3.473443         11,796
 01/01/2011 to 12/31/2011........     3.473443         3.431766          5,976
 01/01/2012 to 12/31/2012........     3.431766         3.860692          5,943
 01/01/2013 to 12/31/2013........     3.860692         5.347967          5,641
 01/01/2014 to 12/31/2014........     5.347967         5.449871          2,604
 01/01/2015 to 12/31/2015........     5.449871         5.272733          2,604
 01/01/2016 to 12/31/2016........     5.272733         6.176517            447
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     1.071298         1.099137         27,781
 01/01/2008 to 12/31/2008........     1.099137         0.634494         26,776
 01/01/2009 to 12/31/2009........     0.634494         0.809322         25,545
 01/01/2010 to 12/31/2010........     0.809322         1.045639         22,850
 01/01/2011 to 12/31/2011........     1.045639         1.056798         21,968
 01/01/2012 to 12/31/2012........     1.056798         1.152651         21,869
 01/01/2013 to 12/31/2013........     1.152651         1.682325         18,323
 01/01/2014 to 12/31/2014........     1.682325         1.670259         22,136
 01/01/2015 to 12/31/2015........     1.670259         1.666373         22,092
 01/01/2016 to 12/31/2016........     1.666373         1.738223         16,300
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.780344         3.455079              0
 01/01/2008 to 12/31/2008........     3.455079         1.830566              0
 01/01/2009 to 12/31/2009........     1.830566         2.542426              0
 01/01/2010 to 12/31/2010........     2.542426         2.869967              0
 01/01/2011 to 12/31/2011........     2.869967         3.006328              0
 01/01/2012 to 12/31/2012........     3.006328         3.299331              0
 01/01/2013 to 12/31/2013........     3.299331         4.430209              0
 01/01/2014 to 12/31/2014........     4.430209         4.430652              0
 01/01/2015 to 12/31/2015........     4.430652         3.936926              0
 01/01/2016 to 12/31/2016........     3.936926         4.749707              0
Met/Artisan Mid Cap Value Sub-Account (Class E)

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     3.863925         3.534994         125,242
 01/01/2008 to 12/31/2008........     3.534994         1.874766         131,009
 01/01/2009 to 12/31/2009........     1.874766         2.606355         125,923
 01/01/2010 to 12/31/2010........     2.606355         2.945019         120,193
 01/01/2011 to 12/31/2011........     2.945019         3.088061         102,884
 01/01/2012 to 12/31/2012........     3.088061         3.392446          85,179
 01/01/2013 to 12/31/2013........     3.392446         4.559928          77,953
 01/01/2014 to 12/31/2014........     4.559928         4.564905          74,713
 01/01/2015 to 12/31/2015........     4.564905         4.060195          70,286
 01/01/2016 to 12/31/2016........     4.060195         4.903442          68,792
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987741         9.750493               0
 01/01/2012 to 12/31/2012........     9.750493        10.011875               0
 01/01/2013 to 12/31/2013........    10.011875         9.962344               0
 01/01/2014 to 12/31/2014........     9.962344         9.902968               0
 01/01/2015 to 12/31/2015........     9.902968         9.680273               0
 01/01/2016 to 12/31/2016........     9.680273         9.820221               0
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........    39.923348        41.472051               0
 01/01/2008 to 12/31/2008........    41.472051        30.607727               0
 01/01/2009 to 12/31/2009........    30.607727        35.225345               0
 01/01/2010 to 12/31/2010........    35.225345        37.876508              33
 01/01/2011 to 12/31/2011........    37.876508        38.595173              33
 01/01/2012 to 12/31/2012........    38.595173        42.556677              33
 01/01/2013 to 12/31/2013........    42.556677        50.348276              33
 01/01/2014 to 12/31/2014........    50.348276        54.615671              33
 01/01/2015 to 12/31/2015........    54.615671        54.954648              33
 01/01/2016 to 12/31/2016........    54.954648        57.699299              33
Met/Wellington Core Equity Opportunities Sub-Account (Class B) (previously WMC Core
Equity Opportunities Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     3.647627         3.743445               0
 01/01/2008 to 12/31/2008........     3.743445         2.226855               0
 01/01/2009 to 12/31/2009........     2.226855         2.883698               0
 01/01/2010 to 12/31/2010........     2.883698         3.168729               0
 01/01/2011 to 12/31/2011........     3.168729         2.983912               0
 01/01/2012 to 12/31/2012........     2.983912         3.305125               0
 01/01/2013 to 12/31/2013........     3.305125         4.335560               0
 01/01/2014 to 12/31/2014........     4.335560         4.706150               0
 01/01/2015 to 12/31/2015........     4.706150         4.728277               0
 01/01/2016 to 12/31/2016........     4.728277         4.979046               0
Met/Wellington Core Equity Opportunities Sub-Account (Class E) (previously WMC Core
Equity Opportunities Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     3.687931         3.788015         183,069
 01/01/2008 to 12/31/2008........     3.788015         2.255681         178,338
 01/01/2009 to 12/31/2009........     2.255681         2.924950         184,824
 01/01/2010 to 12/31/2010........     2.924950         3.217093         167,791
 01/01/2011 to 12/31/2011........     3.217093         3.032299         150,832
 01/01/2012 to 12/31/2012........     3.032299         3.361240         149,884
 01/01/2013 to 12/31/2013........     3.361240         4.414784         142,982
 01/01/2014 to 12/31/2014........     4.414784         4.796183         130,734
 01/01/2015 to 12/31/2015........     4.796183         4.824625         122,407
 01/01/2016 to 12/31/2016........     4.824625         5.085097         116,976
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap
Research Sub-Account (Class B))
 04/30/2007 to 12/31/2007........     7.357990         7.408706           6,831
 01/01/2008 to 12/31/2008........     7.408706         4.568408           6,736

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     4.568408         5.356274          7,515
 01/01/2010 to 12/31/2010........     5.356274         5.924863         11,240
 01/01/2011 to 12/31/2011........     5.924863         5.842974         11,240
 01/01/2012 to 12/31/2012........     5.842974         6.517699              0
 01/01/2013 to 12/31/2013........     6.517699         8.608949              0
 01/01/2014 to 12/31/2014........     8.608949         9.611695              0
 01/01/2015 to 12/31/2015........     9.611695         9.879285              0
 01/01/2016 to 12/31/2016........     9.879285        10.521999              0
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-
Account)
 01/01/2007 to 04/27/2007........     7.081139         7.420159              0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2007 to 12/31/2007........    12.664905        12.863730              0
 01/01/2008 to 12/31/2008........    12.863730         7.534668              0
 01/01/2009 to 12/31/2009........     7.534668         9.745166              0
 01/01/2010 to 12/31/2010........     9.745166        11.089854              0
 01/01/2011 to 04/29/2011........    11.089854        12.015529              0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    11.979340        10.242339              0
 01/01/2012 to 12/31/2012........    10.242339        11.760467              0
 01/01/2013 to 12/31/2013........    11.760467        14.981464              0
 01/01/2014 to 12/31/2014........    14.981464        15.486165              0
 01/01/2015 to 12/31/2015........    15.486165        14.926820              0
 01/01/2016 to 12/31/2016........    14.926820        16.000797              0
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    10.811658        11.226218              0
 01/01/2008 to 12/31/2008........    11.226218         9.453307              0
 01/01/2009 to 12/31/2009........     9.453307        11.207209              0
 01/01/2010 to 12/31/2010........    11.207209        12.131964              0
 01/01/2011 to 12/31/2011........    12.131964        12.322005              0
 01/01/2012 to 12/31/2012........    12.322005        13.231826              0
 01/01/2013 to 12/31/2013........    13.231826        13.573144              0
 01/01/2014 to 12/31/2014........    13.573144        13.948068              0
 01/01/2015 to 12/31/2015........    13.948068        13.639471              0
 01/01/2016 to 12/31/2016........    13.639471        14.024040              0
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.301870        11.650747              0
 01/01/2008 to 12/31/2008........    11.650747         8.984720              0
 01/01/2009 to 12/31/2009........     8.984720        10.930210              0
 01/01/2010 to 12/31/2010........    10.930210        11.990660              0
 01/01/2011 to 12/31/2011........    11.990660        11.918577              0
 01/01/2012 to 12/31/2012........    11.918577        13.066150              0
 01/01/2013 to 12/31/2013........    13.066150        14.256454              0
 01/01/2014 to 12/31/2014........    14.256454        14.713992              0
 01/01/2015 to 12/31/2015........    14.713992        14.317849              0
 01/01/2016 to 12/31/2016........    14.317849        14.940926              0
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.804992        12.115408              0
 01/01/2008 to 12/31/2008........    12.115408         8.504432          3,590
 01/01/2009 to 12/31/2009........     8.504432        10.584610          3,549
 01/01/2010 to 12/31/2010........    10.584610        11.782787          3,522
 01/01/2011 to 12/31/2011........    11.782787        11.431711          3,496
 01/01/2012 to 12/31/2012........    11.431711        12.732497          3,469

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........    12.732497        14.776555          3,443
 01/01/2014 to 12/31/2014........    14.776555        15.268813          7,509
 01/01/2015 to 12/31/2015........    15.268813        14.828520          3,124
 01/01/2016 to 12/31/2016........    14.828520        15.622230              0
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    12.309219        12.572809         29,720
 01/01/2008 to 12/31/2008........    12.572809         8.023765         29,472
 01/01/2009 to 12/31/2009........     8.023765        10.188689         25,591
 01/01/2010 to 12/31/2010........    10.188689        11.495202          2,621
 01/01/2011 to 12/31/2011........    11.495202        10.880944          1,895
 01/01/2012 to 12/31/2012........    10.880944        12.348662          1,599
 01/01/2013 to 12/31/2013........    12.348662        15.099645          1,482
 01/01/2014 to 12/31/2014........    15.099645        15.628933          1,255
 01/01/2015 to 12/31/2015........    15.628933        15.112402          1,044
 01/01/2016 to 12/31/2016........    15.112402        16.075230            868
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998192         7.021527              0
 01/01/2009 to 12/31/2009........     7.021527         8.878574              0
 01/01/2010 to 12/31/2010........     8.878574         9.610672              0
 01/01/2011 to 12/31/2011........     9.610672         9.287285              0
 01/01/2012 to 12/31/2012........     9.287285        10.607388              0
 01/01/2013 to 04/26/2013........    10.607388        11.410352              0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.484058        13.068643              0
 01/01/2014 to 04/25/2014........    13.068643        13.005585              0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.976006        10.421339              0
 01/01/2013 to 12/31/2013........    10.421339        11.723002              0
 01/01/2014 to 12/31/2014........    11.723002        12.643725              0
 01/01/2015 to 12/31/2015........    12.643725        11.928444              0
 01/01/2016 to 12/31/2016........    11.928444        12.714734              0
MetLife Mid Cap Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     1.536383         1.624692         54,521
 01/01/2008 to 12/31/2008........     1.624692         1.016677         51,792
 01/01/2009 to 12/31/2009........     1.016677         1.367812         50,589
 01/01/2010 to 12/31/2010........     1.367812         1.695193         45,724
 01/01/2011 to 12/31/2011........     1.695193         1.631032         23,004
 01/01/2012 to 12/31/2012........     1.631032         1.882206         21,590
 01/01/2013 to 12/31/2013........     1.882206         2.459236         19,152
 01/01/2014 to 12/31/2014........     2.459236         2.642152         18,758
 01/01/2015 to 12/31/2015........     2.642152         2.530784         13,353
 01/01/2016 to 12/31/2016........     2.530784         2.990699          5,212
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.784190        11.257330              0
 01/01/2014 to 12/31/2014........    11.257330        12.098588              0
 01/01/2015 to 12/31/2015........    12.098588        11.756380              0
 01/01/2016 to 12/31/2016........    11.756380        12.068350              0
MetLife Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     4.120905         4.254739         27,028
 01/01/2008 to 12/31/2008........     4.254739         2.625594         25,553
 01/01/2009 to 12/31/2009........     2.625594         3.252059         20,566
 01/01/2010 to 12/31/2010........     3.252059         3.662398         20,149
 01/01/2011 to 12/31/2011........     3.662398         3.661499         17,605

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   3.661499           4.156910         17,168
 01/01/2013 to 12/31/2013........   4.156910           5.385032         15,480
 01/01/2014 to 12/31/2014........   5.385032           5.990741         45,988
 01/01/2015 to 12/31/2015........   5.990741           5.946523         13,700
 01/01/2016 to 12/31/2016........   5.946523           6.515008          7,951
MFS(Reg. TM) Research International Sub-Account
 01/01/2007 to 12/31/2007........   1.598301           1.780944         49,356
 01/01/2008 to 12/31/2008........   1.780944           1.009587         44,798
 01/01/2009 to 12/31/2009........   1.009587           1.306536         37,816
 01/01/2010 to 12/31/2010........   1.306536           1.431737         30,525
 01/01/2011 to 12/31/2011........   1.431737           1.257456         26,789
 01/01/2012 to 12/31/2012........   1.257456           1.443414         26,204
 01/01/2013 to 12/31/2013........   1.443414           1.693213         24,537
 01/01/2014 to 12/31/2014........   1.693213           1.549757         10,895
 01/01/2015 to 12/31/2015........   1.549757           1.497353          5,510
 01/01/2016 to 12/31/2016........   1.497353           1.459957            685
MFS(Reg. TM) Total Return Sub-Account
 01/01/2007 to 12/31/2007........   4.260751           4.363207          5,518
 01/01/2008 to 12/31/2008........   4.363207           3.332500          4,146
 01/01/2009 to 12/31/2009........   3.332500           3.877957          4,367
 01/01/2010 to 12/31/2010........   3.877957           4.188266          4,020
 01/01/2011 to 12/31/2011........   4.188266           4.208818          3,786
 01/01/2012 to 12/31/2012........   4.208818           4.607718          3,754
 01/01/2013 to 12/31/2013........   4.607718           5.379847         39,590
 01/01/2014 to 12/31/2014........   5.379847           5.734400            263
 01/01/2015 to 12/31/2015........   5.734400           5.618019            143
 01/01/2016 to 12/31/2016........   5.618019           6.019178              0
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.446067           1.365011              0
 01/01/2008 to 12/31/2008........   1.365011           0.890100              0
 01/01/2009 to 12/31/2009........   0.890100           1.055760              0
 01/01/2010 to 12/31/2010........   1.055760           1.154588              0
 01/01/2011 to 12/31/2011........   1.154588           1.142989              0
 01/01/2012 to 12/31/2012........   1.142989           1.307643              0
 01/01/2013 to 12/31/2013........   1.307643           1.741408              0
 01/01/2014 to 12/31/2014........   1.741408           1.893828              0
 01/01/2015 to 12/31/2015........   1.893828           1.856045              0
 01/01/2016 to 12/31/2016........   1.856045           2.083012              0
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........   3.008026           3.075091              0
 01/01/2008 to 12/31/2008........   3.075091           1.841933              0
 01/01/2009 to 12/31/2009........   1.841933           2.201077              0
 01/01/2010 to 12/31/2010........   2.201077           2.474200              0
 01/01/2011 to 12/31/2011........   2.474200           2.278406              0
 01/01/2012 to 12/31/2012........   2.278406           2.587625              0
 01/01/2013 to 04/26/2013........   2.587625           2.846597              0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998192           6.588767              0
 01/01/2009 to 12/31/2009........   6.588767           8.093684              0
 01/01/2010 to 12/31/2010........   8.093684           8.838888            384
 01/01/2011 to 12/31/2011........   8.838888           8.646988              0
 01/01/2012 to 12/31/2012........   8.646988           9.688314              0
 01/01/2013 to 04/26/2013........   9.688314          10.604251              0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.457427         1.377132           64,922
 01/01/2008 to 12/31/2008........   1.377132         0.899252           20,641
 01/01/2009 to 12/31/2009........   0.899252         1.067375           18,415
 01/01/2010 to 12/31/2010........   1.067375         1.168068            4,634
 01/01/2011 to 12/31/2011........   1.168068         1.158251            4,597
 01/01/2012 to 12/31/2012........   1.158251         1.325959            4,550
 01/01/2013 to 12/31/2013........   1.325959         1.769034           15,009
 01/01/2014 to 12/31/2014........   1.769034         1.925021           14,468
 01/01/2015 to 12/31/2015........   1.925021         1.888397           10,703
 01/01/2016 to 12/31/2016........   1.888397         2.121279           10,139
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2007 to 12/31/2007........   3.041100         3.111957            6,779
 01/01/2008 to 12/31/2008........   3.111957         1.866123            6,779
 01/01/2009 to 12/31/2009........   1.866123         2.233147            6,521
 01/01/2010 to 12/31/2010........   2.233147         2.512865            6,267
 01/01/2011 to 12/31/2011........   2.512865         2.316159            6,015
 01/01/2012 to 12/31/2012........   2.316159         2.633193            5,767
 01/01/2013 to 04/26/2013........   2.633193         2.897754                0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.245702         1.444381           28,930
 01/01/2011 to 12/31/2011........   1.444381         1.322444           28,761
 01/01/2012 to 12/31/2012........   1.322444         1.421420           30,417
 01/01/2013 to 12/31/2013........   1.421420         1.943785           26,821
 01/01/2014 to 12/31/2014........   1.943785         1.931364           35,134
 01/01/2015 to 12/31/2015........   1.931364         1.804335           32,551
 01/01/2016 to 12/31/2016........   1.804335         1.624652           31,965
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2007 to 12/31/2007........   1.862710         1.980657           34,423
 01/01/2008 to 12/31/2008........   1.980657         0.868232           47,497
 01/01/2009 to 12/31/2009........   0.868232         1.140398           43,972
 01/01/2010 to 04/30/2010........   1.140398         1.233246                0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........   1.501268         1.631910           15,785
 01/01/2008 to 12/31/2008........   1.631910         0.927760           10,674
 01/01/2009 to 12/31/2009........   0.927760         1.170728           10,661
 01/01/2010 to 12/31/2010........   1.170728         1.242705            7,646
 01/01/2011 to 12/31/2011........   1.242705         1.067779                0
 01/01/2012 to 12/31/2012........   1.067779         1.239514                0
 01/01/2013 to 12/31/2013........   1.239514         1.481622                0
 01/01/2014 to 12/31/2014........   1.481622         1.366029                0
 01/01/2015 to 12/31/2015........   1.366029         1.326476                0
 01/01/2016 to 12/31/2016........   1.326476         1.317817                0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2007 to 12/31/2007........   2.098430         1.987711                0
 01/01/2008 to 12/31/2008........   1.987711         1.201284                0
 01/01/2009 to 12/31/2009........   1.201284         1.333275                0
 01/01/2010 to 12/31/2010........   1.333275         1.591359                0
 01/01/2011 to 12/31/2011........   1.591359         1.651570                0
 01/01/2012 to 12/31/2012........   1.651570         1.782837                0
 01/01/2013 to 12/31/2013........   1.782837         2.423379                0
 01/01/2014 to 12/31/2014........   2.423379         2.376556                0
 01/01/2015 to 12/31/2015........   2.376556         2.346547                0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     2.346547         2.732717               0
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........     1.613643         1.544077          12,007
 01/01/2008 to 12/31/2008........     1.544077         0.937040           9,801
 01/01/2009 to 12/31/2009........     0.937040         1.260539           8,738
 01/01/2010 to 12/31/2010........     1.260539         1.523360           5,913
 01/01/2011 to 12/31/2011........     1.523360         1.419418           5,037
 01/01/2012 to 12/31/2012........     1.419418         1.469862           2,503
 01/01/2013 to 04/26/2013........     1.469862         1.592469               0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2007 to 12/31/2007........     2.108152         1.999292         178,245
 01/01/2008 to 12/31/2008........     1.999292         1.209354         131,588
 01/01/2009 to 12/31/2009........     1.209354         1.343266         126,820
 01/01/2010 to 12/31/2010........     1.343266         1.604745         106,049
 01/01/2011 to 12/31/2011........     1.604745         1.666280          92,156
 01/01/2012 to 12/31/2012........     1.666280         1.801149          60,490
 01/01/2013 to 12/31/2013........     1.801149         2.451532          54,277
 01/01/2014 to 12/31/2014........     2.451532         2.406811          37,056
 01/01/2015 to 12/31/2015........     2.406811         2.377558          26,724
 01/01/2016 to 12/31/2016........     2.377558         2.772240          25,655
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    18.836003        19.686179           1,089
 01/01/2008 to 12/31/2008........    19.686179        11.509665             813
 01/01/2009 to 12/31/2009........    11.509665        15.827360             810
 01/01/2010 to 12/31/2010........    15.827360        18.048102           1,390
 01/01/2011 to 12/31/2011........    18.048102        16.261067             935
 01/01/2012 to 12/31/2012........    16.261067        19.380368             352
 01/01/2013 to 12/31/2013........    19.380368        24.231996             351
 01/01/2014 to 12/31/2014........    24.231996        24.346062             351
 01/01/2015 to 12/31/2015........    24.346062        24.890113             350
 01/01/2016 to 12/31/2016........    24.890113        24.539343             350
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998192         6.557963               0
 01/01/2009 to 12/31/2009........     6.557963         8.554902               0
 01/01/2010 to 12/31/2010........     8.554902         9.059448               0
 01/01/2011 to 12/31/2011........     9.059448         8.296852               0
 01/01/2012 to 12/31/2012........     8.296852         9.973212               0
 01/01/2013 to 04/26/2013........     9.973212        10.594142               0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999774         1.033802               0
 01/01/2015 to 12/31/2015........     1.033802         0.961188               0
 01/01/2016 to 12/31/2016........     0.961188         1.050626               0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2007 to 12/31/2007........    11.001653        11.989085               0
 01/01/2008 to 12/31/2008........    11.989085        10.979944             950
 01/01/2009 to 12/31/2009........    10.979944        12.749617           4,113
 01/01/2010 to 12/31/2010........    12.749617        13.514332           4,038
 01/01/2011 to 12/31/2011........    13.514332        14.774824           3,306
 01/01/2012 to 12/31/2012........    14.774824        15.858806          15,810
 01/01/2013 to 12/31/2013........    15.858806        14.152404           2,807
 01/01/2014 to 12/31/2014........    14.152404        14.323554           2,179
 01/01/2015 to 12/31/2015........    14.323554        13.650966               0
 01/01/2016 to 12/31/2016........    13.650966        14.096797               0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
PIMCO Total Return Sub-Account
 01/01/2007 to 12/31/2007........     1.238278         1.310037        565,809
 01/01/2008 to 12/31/2008........     1.310037         1.293823        573,833
 01/01/2009 to 12/31/2009........     1.293823         1.502099        422,302
 01/01/2010 to 12/31/2010........     1.502099         1.598243        534,336
 01/01/2011 to 12/31/2011........     1.598243         1.621989        479,917
 01/01/2012 to 12/31/2012........     1.621989         1.743212        356,558
 01/01/2013 to 12/31/2013........     1.743212         1.681841        376,791
 01/01/2014 to 12/31/2014........     1.681841         1.723666        305,578
 01/01/2015 to 12/31/2015........     1.723666         1.695544        283,099
 01/01/2016 to 12/31/2016........     1.695544         1.711322        378,238
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.745460        10.893314              0
 01/01/2013 to 12/31/2013........    10.893314        10.230778              0
 01/01/2014 to 12/31/2014........    10.230778        10.823809              0
 01/01/2015 to 12/31/2015........    10.823809        10.692470              0
 01/01/2016 to 12/31/2016........    10.692470        10.656040              0
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.215398        10.734370              0
 01/01/2014 to 12/31/2014........    10.734370        11.471089              0
 01/01/2015 to 12/31/2015........    11.471089        11.142169              0
 01/01/2016 to 12/31/2016........    11.142169        11.460248              0
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........     1.802342         1.742469         64,365
 01/01/2008 to 12/31/2008........     1.742469         1.136775         56,733
 01/01/2009 to 12/31/2009........     1.136775         1.405102         57,081
 01/01/2010 to 12/31/2010........     1.405102         1.749469         52,804
 01/01/2011 to 12/31/2011........     1.749469         1.647120         47,844
 01/01/2012 to 12/31/2012........     1.647120         1.880075         29,260
 01/01/2013 to 12/31/2013........     1.880075         2.555432         27,117
 01/01/2014 to 12/31/2014........     2.555432         2.633799         26,587
 01/01/2015 to 12/31/2015........     2.633799         2.474329         25,107
 01/01/2016 to 12/31/2016........     2.474329         2.944033         10,368
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010704         1.066315              0
 01/01/2013 to 12/31/2013........     1.066315         1.154916              0
 01/01/2014 to 12/31/2014........     1.154916         1.223934              0
 01/01/2015 to 12/31/2015........     1.223934         1.193322              0
 01/01/2016 to 12/31/2016........     1.193322         1.240150              0
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.126248        11.534018              0
 01/01/2008 to 12/31/2008........    11.534018         8.501714              0
 01/01/2009 to 12/31/2009........     8.501714        10.443805              0
 01/01/2010 to 12/31/2010........    10.443805        11.530272              0
 01/01/2011 to 12/31/2011........    11.530272        11.462321              0
 01/01/2012 to 12/31/2012........    11.462321        12.721967              0
 01/01/2013 to 12/31/2013........    12.721967        14.132010              0
 01/01/2014 to 12/31/2014........    14.132010        14.708639              0
 01/01/2015 to 12/31/2015........    14.708639        14.183895              0
 01/01/2016 to 12/31/2016........    14.183895        14.758774              0
SSGA Growth ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.380262        11.821958              0
 01/01/2008 to 12/31/2008........    11.821958         7.794369              0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     7.794369         9.897797              0
 01/01/2010 to 12/31/2010........     9.897797        11.113919              0
 01/01/2011 to 12/31/2011........    11.113919        10.699652              0
 01/01/2012 to 12/31/2012........    10.699652        12.105646              0
 01/01/2013 to 12/31/2013........    12.105646        14.059551              0
 01/01/2014 to 12/31/2014........    14.059551        14.573355              0
 01/01/2015 to 12/31/2015........    14.573355        14.003571              0
 01/01/2016 to 12/31/2016........    14.003571        14.722029              0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.383930         1.485729              0
 01/01/2008 to 12/31/2008........     1.485729         0.847537              0
 01/01/2009 to 12/31/2009........     0.847537         1.192454              0
 01/01/2010 to 12/31/2010........     1.192454         1.369346              0
 01/01/2011 to 12/31/2011........     1.369346         1.328997              0
 01/01/2012 to 12/31/2012........     1.328997         1.551244              0
 01/01/2013 to 12/31/2013........     1.551244         2.117422         17,293
 01/01/2014 to 12/31/2014........     2.117422         2.266595          7,437
 01/01/2015 to 12/31/2015........     2.266595         2.463883         78,793
 01/01/2016 to 12/31/2016........     2.463883         2.460687         10,723
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     0.486444         0.629269         24,634
 01/01/2008 to 12/31/2008........     0.629269         0.343805         24,634
 01/01/2009 to 12/31/2009........     0.343805         0.537623         24,634
 01/01/2010 to 12/31/2010........     0.537623         0.675266         24,634
 01/01/2011 to 12/31/2011........     0.675266         0.598509         46,669
 01/01/2012 to 12/31/2012........     0.598509         0.660000         46,669
 01/01/2013 to 04/26/2013........     0.660000         0.689628              0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     0.829816         0.960119         27,451
 01/01/2008 to 12/31/2008........     0.960119         0.568979         12,926
 01/01/2009 to 12/31/2009........     0.568979         0.814162          7,336
 01/01/2010 to 12/31/2010........     0.814162         1.022549          2,692
 01/01/2011 to 12/31/2011........     1.022549         0.989276          5,810
 01/01/2012 to 12/31/2012........     0.989276         1.106140          5,785
 01/01/2013 to 12/31/2013........     1.106140         1.486039          6,633
 01/01/2014 to 12/31/2014........     1.486039         1.648450          2,854
 01/01/2015 to 12/31/2015........     1.648450         1.729684          2,809
 01/01/2016 to 12/31/2016........     1.729684         1.807132          6,882
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     1.437014         1.548107          4,542
 01/01/2008 to 12/31/2008........     1.548107         0.969677              0
 01/01/2009 to 12/31/2009........     0.969677         1.322313              0
 01/01/2010 to 12/31/2010........     1.322313         1.751545              0
 01/01/2011 to 12/31/2011........     1.751545         1.747873              0
 01/01/2012 to 12/31/2012........     1.747873         1.992620              0
 01/01/2013 to 12/31/2013........     1.992620         2.825798              0
 01/01/2014 to 12/31/2014........     2.825798         2.964295              0
 01/01/2015 to 12/31/2015........     2.964295         2.987623              0
 01/01/2016 to 12/31/2016........     2.987623         3.276177          2,629
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.005988         2.046064              0
 01/01/2008 to 12/31/2008........     2.046064         1.706125              0
 01/01/2009 to 12/31/2009........     1.706125         2.213448              0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   2.213448         2.448417                 0
 01/01/2011 to 12/31/2011........   2.448417         2.548989                 0
 01/01/2012 to 12/31/2012........   2.548989         2.790198                 0
 01/01/2013 to 12/31/2013........   2.790198         2.767231                 0
 01/01/2014 to 12/31/2014........   2.767231         2.865914                 0
 01/01/2015 to 12/31/2015........   2.865914         2.762614                 0
 01/01/2016 to 12/31/2016........   2.762614         2.943010                 0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2007 to 12/31/2007........   1.766835         1.851593            35,041
 01/01/2008 to 12/31/2008........   1.851593         1.482402            24,453
 01/01/2009 to 12/31/2009........   1.482402         1.994354            12,381
 01/01/2010 to 12/31/2010........   1.994354         2.216080             8,308
 01/01/2011 to 12/31/2011........   2.216080         2.277099             8,990
 01/01/2012 to 12/31/2012........   2.277099         2.529619             8,269
 01/01/2013 to 12/31/2013........   2.529619         2.686760             9,158
 01/01/2014 to 12/31/2014........   2.686760         2.770414             4,092
 01/01/2015 to 12/31/2015........   2.770414         2.665821             1,851
 01/01/2016 to 04/29/2016........   2.665821         2.744588                 0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   2.026606         2.070773            67,132
 01/01/2008 to 12/31/2008........   2.070773         1.728951            47,555
 01/01/2009 to 12/31/2009........   1.728951         2.244478            60,179
 01/01/2010 to 12/31/2010........   2.244478         2.486454            55,509
 01/01/2011 to 12/31/2011........   2.486454         2.590799            47,615
 01/01/2012 to 12/31/2012........   2.590799         2.836067            27,111
 01/01/2013 to 12/31/2013........   2.836067         2.815741            27,677
 01/01/2014 to 12/31/2014........   2.815741         2.919190            19,875
 01/01/2015 to 12/31/2015........   2.919190         2.816991             3,940
 01/01/2016 to 12/31/2016........   2.816991         3.005732             5,081
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.569254         1.605691                 0
 01/01/2008 to 12/31/2008........   1.605691         1.570939                 0
 01/01/2009 to 12/31/2009........   1.570939         1.608282                 0
 01/01/2010 to 12/31/2010........   1.608282         1.668856                 0
 01/01/2011 to 12/31/2011........   1.668856         1.728060                 0
 01/01/2012 to 12/31/2012........   1.728060         1.751433                 0
 01/01/2013 to 12/31/2013........   1.751433         1.707175                 0
 01/01/2014 to 12/31/2014........   1.707175         1.722060                 0
 01/01/2015 to 12/31/2015........   1.722060         1.699080                 0
 01/01/2016 to 12/31/2016........   1.699080         1.688343                 0
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.585917         1.624286           130,170
 01/01/2008 to 12/31/2008........   1.624286         1.590795            80,134
 01/01/2009 to 12/31/2009........   1.590795         1.630260            66,342
 01/01/2010 to 12/31/2010........   1.630260         1.694522            54,234
 01/01/2011 to 12/31/2011........   1.694522         1.754907            50,715
 01/01/2012 to 12/31/2012........   1.754907         1.780364            49,058
 01/01/2013 to 12/31/2013........   1.780364         1.738104            51,594
 01/01/2014 to 12/31/2014........   1.738104         1.753493            47,411
 01/01/2015 to 12/31/2015........   1.753493         1.731662            46,048
 01/01/2016 to 12/31/2016........   1.731662         1.723737            45,284

                                             AMERICAN FORERUNNER - 1.9
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2007 to 12/31/2007........    14.827492        15.031146             481
 01/01/2008 to 12/31/2008........    15.031146        13.368815           1,236
 01/01/2009 to 12/31/2009........    13.368815        14.770772           1,188
 01/01/2010 to 12/31/2010........    14.770772        15.426810             779
 01/01/2011 to 12/31/2011........    15.426810        16.061155               0
 01/01/2012 to 12/31/2012........    16.061155        16.604040               0
 01/01/2013 to 12/31/2013........    16.604040        15.939900               0
 01/01/2014 to 12/31/2014........    15.939900        16.465397               0
 01/01/2015 to 12/31/2015........    16.465397        16.199801               0
 01/01/2016 to 12/31/2016........    16.199801        16.362900               0
American Funds Global Small Capitalization Sub-Account
 01/01/2007 to 12/31/2007........     2.826312         3.367013         115,010
 01/01/2008 to 12/31/2008........     3.367013         1.535335          64,492
 01/01/2009 to 12/31/2009........     1.535335         2.429854         124,588
 01/01/2010 to 12/31/2010........     2.429854         2.918554          52,502
 01/01/2011 to 12/31/2011........     2.918554         2.315456          44,683
 01/01/2012 to 12/31/2012........     2.315456         2.684606          26,415
 01/01/2013 to 12/31/2013........     2.684606         3.378999          24,965
 01/01/2014 to 12/31/2014........     3.378999         3.385771          12,258
 01/01/2015 to 12/31/2015........     3.385771         3.330862          11,070
 01/01/2016 to 12/31/2016........     3.330862         3.336750           8,616
American Funds Growth Sub-Account
 01/01/2007 to 12/31/2007........    14.217079        15.670441          30,888
 01/01/2008 to 12/31/2008........    15.670441         8.613957          29,842
 01/01/2009 to 12/31/2009........     8.613957        11.782885          25,019
 01/01/2010 to 12/31/2010........    11.782885        13.721041          19,997
 01/01/2011 to 12/31/2011........    13.721041        12.887495          18,240
 01/01/2012 to 12/31/2012........    12.887495        14.905854          12,052
 01/01/2013 to 12/31/2013........    14.905854        19.027999          11,223
 01/01/2014 to 12/31/2014........    19.027999        20.258498           7,966
 01/01/2015 to 12/31/2015........    20.258498        21.240410           6,534
 01/01/2016 to 12/31/2016........    21.240410        22.818014           5,500
American Funds Growth-Income Sub-Account
 01/01/2007 to 12/31/2007........    10.334707        10.650459          47,058
 01/01/2008 to 12/31/2008........    10.650459         6.494275          45,006
 01/01/2009 to 12/31/2009........     6.494275         8.362750          34,153
 01/01/2010 to 12/31/2010........     8.362750         9.143067          33,746
 01/01/2011 to 12/31/2011........     9.143067         8.807157          29,223
 01/01/2012 to 12/31/2012........     8.807157        10.151155           9,698
 01/01/2013 to 12/31/2013........    10.151155        13.296869           8,469
 01/01/2014 to 12/31/2014........    13.296869        14.434071           6,817
 01/01/2015 to 12/31/2015........    14.434071        14.368416           5,751
 01/01/2016 to 12/31/2016........    14.368416        15.722276           4,503





                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   10.198694        10.532760          17,199
 01/01/2013 to 12/31/2013........   10.532760        11.520943          43,917

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........    11.520943        12.171217           29,782
 01/01/2015 to 12/31/2015........    12.171217        12.047401           15,680
 01/01/2016 to 12/31/2016........    12.047401        12.282523            4,806
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996823         1.038973                0
 01/01/2015 to 12/31/2015........     1.038973         1.012423            8,510
 01/01/2016 to 12/31/2016........     1.012423         1.016229                0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008246         7.002004          343,103
 01/01/2009 to 12/31/2009........     7.002004         8.911692        1,082,217
 01/01/2010 to 12/31/2010........     8.911692         9.836843        1,417,238
 01/01/2011 to 12/31/2011........     9.836843         9.475073        1,235,194
 01/01/2012 to 12/31/2012........     9.475073        10.585346        1,117,169
 01/01/2013 to 12/31/2013........    10.585346        12.347915        1,005,300
 01/01/2014 to 12/31/2014........    12.347915        12.887006          870,577
 01/01/2015 to 12/31/2015........    12.887006        12.592967          746,493
 01/01/2016 to 12/31/2016........    12.592967        13.360964          595,135
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998247         6.351042        1,300,442
 01/01/2009 to 12/31/2009........     6.351042         8.377798        1,965,849
 01/01/2010 to 12/31/2010........     8.377798         9.356557        1,974,898
 01/01/2011 to 12/31/2011........     9.356557         8.772520        1,797,289
 01/01/2012 to 12/31/2012........     8.772520        10.027479        1,733,782
 01/01/2013 to 12/31/2013........    10.027479        12.346114        1,573,425
 01/01/2014 to 12/31/2014........    12.346114        12.926264        1,319,637
 01/01/2015 to 12/31/2015........    12.926264        12.624936          993,110
 01/01/2016 to 12/31/2016........    12.624936        13.537625          697,951
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018246         7.674798          201,387
 01/01/2009 to 12/31/2009........     7.674798         9.320112          197,187
 01/01/2010 to 12/31/2010........     9.320112        10.080905          273,340
 01/01/2011 to 12/31/2011........    10.080905         9.940203          266,863
 01/01/2012 to 12/31/2012........     9.940203        10.841861          255,514
 01/01/2013 to 12/31/2013........    10.841861        12.112398          216,545
 01/01/2014 to 12/31/2014........    12.112398        12.646618          228,104
 01/01/2015 to 12/31/2015........    12.646618        12.355517          163,049
 01/01/2016 to 12/31/2016........    12.355517        13.012156          158,658
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.130359        11.521580           33,343
 01/01/2013 to 12/31/2013........    11.521580        10.954163           72,664
 01/01/2014 to 12/31/2014........    10.954163        11.211243           40,977
 01/01/2015 to 12/31/2015........    11.211243         9.977019           11,590
 01/01/2016 to 12/31/2016........     9.977019        10.698520            6,104
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.739128         1.883699        2,897,374
 01/01/2008 to 12/31/2008........     1.883699         1.033597        2,629,622
 01/01/2009 to 12/31/2009........     1.033597         1.239811        2,846,717
 01/01/2010 to 12/31/2010........     1.239811         1.303855        2,550,045
 01/01/2011 to 12/31/2011........     1.303855         1.024854        2,128,837
 01/01/2012 to 12/31/2012........     1.024854         1.203828        2,105,229
 01/01/2013 to 12/31/2013........     1.203828         1.364064        1,785,859
 01/01/2014 to 12/31/2014........     1.364064         1.297530        1,332,198
 01/01/2015 to 12/31/2015........     1.297530         1.249222          592,014

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     1.249222         1.291487          157,654
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.763823         1.912799        2,838,981
 01/01/2008 to 12/31/2008........     1.912799         1.050323        2,825,418
 01/01/2009 to 12/31/2009........     1.050323         1.260669        2,547,924
 01/01/2010 to 12/31/2010........     1.260669         1.327980        1,913,079
 01/01/2011 to 12/31/2011........     1.327980         1.045809        1,057,656
 01/01/2012 to 12/31/2012........     1.045809         1.228723          530,088
 01/01/2013 to 12/31/2013........     1.228723         1.394193          294,228
 01/01/2014 to 12/31/2014........     1.394193         1.328257          282,888
 01/01/2015 to 12/31/2015........     1.328257         1.279109          258,212
 01/01/2016 to 12/31/2016........     1.279109         1.324783          228,579
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.292260         1.356344        6,502,466
 01/01/2008 to 12/31/2008........     1.356344         1.409916        4,672,154
 01/01/2009 to 12/31/2009........     1.409916         1.456633        4,445,478
 01/01/2010 to 12/31/2010........     1.456633         1.515129        3,918,497
 01/01/2011 to 12/31/2011........     1.515129         1.599742        3,168,210
 01/01/2012 to 12/31/2012........     1.599742         1.631282        2,381,263
 01/01/2013 to 12/31/2013........     1.631282         1.564745        1,561,520
 01/01/2014 to 12/31/2014........     1.564745         1.624269        1,454,582
 01/01/2015 to 12/31/2015........     1.624269         1.599917        1,630,102
 01/01/2016 to 12/31/2016........     1.599917         1.608219          994,458
BlackRock Bond Income Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     4.427948         4.619701        3,816,270
 01/01/2008 to 12/31/2008........     4.619701         4.379560        2,886,691
 01/01/2009 to 12/31/2009........     4.379560         4.705861        2,624,366
 01/01/2010 to 12/31/2010........     4.705861         5.004868        3,192,164
 01/01/2011 to 12/31/2011........     5.004868         5.236159        1,457,905
 01/01/2012 to 12/31/2012........     5.236159         5.527815        1,126,710
 01/01/2013 to 12/31/2013........     5.527815         5.385251          758,420
 01/01/2014 to 12/31/2014........     5.385251         5.660680          536,155
 01/01/2015 to 12/31/2015........     5.660680         5.589810          374,311
 01/01/2016 to 12/31/2016........     5.589810         5.658715          320,737
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.675056         3.117578          638,572
 01/01/2008 to 12/31/2008........     3.117578         1.942240          690,266
 01/01/2009 to 12/31/2009........     1.942240         2.609175          764,763
 01/01/2010 to 12/31/2010........     2.609175         3.067709          676,656
 01/01/2011 to 12/31/2011........     3.067709         2.742701          612,883
 01/01/2012 to 12/31/2012........     2.742701         3.078764          602,295
 01/01/2013 to 12/31/2013........     3.078764         4.057136          565,289
 01/01/2014 to 12/31/2014........     4.057136         4.337545          440,402
 01/01/2015 to 12/31/2015........     4.337545         4.525287          297,142
 01/01/2016 to 12/31/2016........     4.525287         4.446850          207,331
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2007 to 12/31/2007........    16.936242        17.286384            9,763
 01/01/2008 to 12/31/2008........    17.286384         9.364494           13,130
 01/01/2009 to 05/01/2009........     9.364494         9.766201                0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.700590         3.150282        1,453,551
 01/01/2008 to 12/31/2008........     3.150282         1.964562        1,270,692

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     1.964562         2.641460        1,069,799
 01/01/2010 to 12/31/2010........     2.641460         3.109673          822,059
 01/01/2011 to 12/31/2011........     3.109673         2.783028          390,683
 01/01/2012 to 12/31/2012........     2.783028         3.126832          188,765
 01/01/2013 to 12/31/2013........     3.126832         4.124858           72,086
 01/01/2014 to 12/31/2014........     4.124858         4.414345           61,659
 01/01/2015 to 12/31/2015........     4.414345         4.609557           82,163
 01/01/2016 to 12/31/2016........     4.609557         4.533784           56,681
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.954137        10.262692           27,730
 01/01/2013 to 12/31/2013........    10.262692        11.140942           56,420
 01/01/2014 to 12/31/2014........    11.140942        11.612725           45,566
 01/01/2015 to 12/31/2015........    11.612725        11.415966           61,291
 01/01/2016 to 12/31/2016........    11.415966        11.732627           15,503
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.428907         1.450105        1,991,701
 01/01/2008 to 12/31/2008........     1.450105         0.925997        2,112,181
 01/01/2009 to 12/31/2009........     0.925997         1.012034        2,641,701
 01/01/2010 to 12/31/2010........     1.012034         1.084873        2,383,462
 01/01/2011 to 12/31/2011........     1.084873         1.089573        2,090,549
 01/01/2012 to 12/31/2012........     1.089573         1.221972        2,429,703
 01/01/2013 to 12/31/2013........     1.221972         1.584346        2,087,134
 01/01/2014 to 12/31/2014........     1.584346         1.710467        1,365,288
 01/01/2015 to 12/31/2015........     1.710467         1.579315          971,573
 01/01/2016 to 12/31/2016........     1.579315         1.835514          616,531
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.435118         1.458424        1,891,041
 01/01/2008 to 12/31/2008........     1.458424         0.932324        1,715,065
 01/01/2009 to 12/31/2009........     0.932324         1.020074        1,329,302
 01/01/2010 to 12/31/2010........     1.020074         1.094268          923,574
 01/01/2011 to 12/31/2011........     1.094268         1.099844          802,413
 01/01/2012 to 12/31/2012........     1.099844         1.235314          450,912
 01/01/2013 to 12/31/2013........     1.235314         1.603353          263,140
 01/01/2014 to 12/31/2014........     1.603353         1.732379          244,967
 01/01/2015 to 12/31/2015........     1.732379         1.601445          195,251
 01/01/2016 to 12/31/2016........     1.601445         1.861916          125,307
BlackRock Ultra-Short Term Bond Sub-Account (Class B) (previously BlackRock Money
Market Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     2.180179         2.248677        8,104,376
 01/01/2008 to 12/31/2008........     2.248677         2.270405       12,302,981
 01/01/2009 to 12/31/2009........     2.270405         2.240024        6,959,804
 01/01/2010 to 12/31/2010........     2.240024         2.204467        4,172,301
 01/01/2011 to 12/31/2011........     2.204467         2.169569        3,697,993
 01/01/2012 to 12/31/2012........     2.169569         2.134943        1,989,584
 01/01/2013 to 12/31/2013........     2.134943         2.101054        2,164,759
 01/01/2014 to 12/31/2014........     2.101054         2.067703        1,108,298
 01/01/2015 to 12/31/2015........     2.067703         2.034882          971,734
 01/01/2016 to 12/31/2016........     2.034882         2.004827          611,041
Clarion Global Real Estate Sub-Account
 01/01/2007 to 12/31/2007........    19.348461        16.182460          850,779
 01/01/2008 to 12/31/2008........    16.182460         9.288285          955,453
 01/01/2009 to 12/31/2009........     9.288285        12.315898          828,565
 01/01/2010 to 12/31/2010........    12.315898        14.072737          715,058
 01/01/2011 to 12/31/2011........    14.072737        13.076087          615,139

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........    13.076087        16.211752          558,038
 01/01/2013 to 12/31/2013........    16.211752        16.520100          434,865
 01/01/2014 to 12/31/2014........    16.520100        18.414892          277,256
 01/01/2015 to 12/31/2015........    18.414892        17.868586          151,353
 01/01/2016 to 12/31/2016........    17.868586        17.738665           76,908
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.776748         0.781679        1,969,114
 01/01/2008 to 12/31/2008........     0.781679         0.468829        1,728,104
 01/01/2009 to 12/31/2009........     0.468829         0.613468        1,649,512
 01/01/2010 to 12/31/2010........     0.613468         0.747347        1,636,425
 01/01/2011 to 12/31/2011........     0.747347         0.759394        1,326,936
 01/01/2012 to 12/31/2012........     0.759394         0.885583        1,111,279
 01/01/2013 to 12/31/2013........     0.885583         1.268966        1,598,760
 01/01/2014 to 12/31/2014........     1.268966         1.484764        3,095,880
 01/01/2015 to 12/31/2015........     1.484764         1.402214        1,935,266
 01/01/2016 to 12/31/2016........     1.402214         1.416946        1,152,707
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   138.687693       169.905578           26,816
 01/01/2008 to 12/31/2008........   169.905578        96.980909           32,804
 01/01/2009 to 12/31/2009........    96.980909       136.342794           48,381
 01/01/2010 to 12/31/2010........   136.342794       146.788713           38,627
 01/01/2011 to 12/31/2011........   146.788713       133.563436           32,692
 01/01/2012 to 12/31/2012........   133.563436       161.025824           28,661
 01/01/2013 to 12/31/2013........   161.025824       204.087297           24,059
 01/01/2014 to 04/25/2014........   204.087297       212.383653                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     9.876039         9.144376           41,035
 01/01/2008 to 12/31/2008........     9.144376         4.083941           42,801
 01/01/2009 to 12/31/2009........     4.083941         5.545172           41,040
 01/01/2010 to 12/31/2010........     5.545172         5.857469           51,672
 01/01/2011 to 04/29/2011........     5.857469         6.224246                0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.629150         0.569946        1,043,722
 01/01/2012 to 12/31/2012........     0.569946         0.664987          554,798
 01/01/2013 to 12/31/2013........     0.664987         0.954490          324,246
 01/01/2014 to 12/31/2014........     0.954490         1.117298          562,655
 01/01/2015 to 12/31/2015........     1.117298         1.055726          604,928
 01/01/2016 to 12/31/2016........     1.055726         1.068440          462,797
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     0.996155         0.923287        1,022,112
 01/01/2008 to 12/31/2008........     0.923287         0.412699        1,135,168
 01/01/2009 to 12/31/2009........     0.412699         0.560330          919,682
 01/01/2010 to 12/31/2010........     0.560330         0.592106          780,819
 01/01/2011 to 04/29/2011........     0.592106         0.629232                0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    40.990647        48.499263           66,958
 01/01/2008 to 12/31/2008........    48.499263        25.848728           62,479
 01/01/2009 to 12/31/2009........    25.848728        37.918863          151,327
 01/01/2010 to 12/31/2010........    37.918863        42.912713           85,025
 01/01/2011 to 12/31/2011........    42.912713        40.862614           75,415
 01/01/2012 to 12/31/2012........    40.862614        44.510201           66,965

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........   44.510201        58.011343            55,489
 01/01/2014 to 12/31/2014........   58.011343        63.299659            39,739
 01/01/2015 to 12/31/2015........   63.299659        63.917178            23,328
 01/01/2016 to 12/31/2016........   63.917178        66.146946            10,489
Harris Oakmark International Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    1.978812         1.925450         7,243,154
 01/01/2008 to 12/31/2008........    1.925450         1.120108         6,334,852
 01/01/2009 to 12/31/2009........    1.120108         1.709297         5,918,182
 01/01/2010 to 12/31/2010........    1.709297         1.958394         5,526,228
 01/01/2011 to 12/31/2011........    1.958394         1.652603         4,649,431
 01/01/2012 to 12/31/2012........    1.652603         2.101964         3,711,763
 01/01/2013 to 12/31/2013........    2.101964         2.699323         2,889,136
 01/01/2014 to 12/31/2014........    2.699323         2.502664         1,966,745
 01/01/2015 to 12/31/2015........    2.502664         2.351562         1,280,624
 01/01/2016 to 12/31/2016........    2.351562         2.503487           945,824
Harris Oakmark International Sub-Account (Class E)
 01/01/2007 to 12/31/2007........    1.988285         1.936990         1,563,307
 01/01/2008 to 12/31/2008........    1.936990         1.127931         1,168,484
 01/01/2009 to 12/31/2009........    1.127931         1.723506         1,070,177
 01/01/2010 to 12/31/2010........    1.723506         1.976130           875,256
 01/01/2011 to 12/31/2011........    1.976130         1.670209           386,967
 01/01/2012 to 12/31/2012........    1.670209         2.124674           162,309
 01/01/2013 to 12/31/2013........    2.124674         2.731793           115,263
 01/01/2014 to 12/31/2014........    2.731793         2.536113            95,866
 01/01/2015 to 12/31/2015........    2.536113         2.384688           106,692
 01/01/2016 to 12/31/2016........    2.384688         2.541858            44,574
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    1.010680         1.046550           164,335
 01/01/2013 to 12/31/2013........    1.046550         1.049105           448,211
 01/01/2014 to 12/31/2014........    1.049105         1.090071           354,662
 01/01/2015 to 12/31/2015........    1.090071         1.027658           118,981
 01/01/2016 to 12/31/2016........    1.027658         1.129843           128,907
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    2.465202         2.530822         1,570,605
 01/01/2013 to 12/31/2013........    2.530822         3.245460         1,091,031
 01/01/2014 to 12/31/2014........    3.245460         3.501945           767,002
 01/01/2015 to 12/31/2015........    3.501945         3.136825           480,560
 01/01/2016 to 12/31/2016........    3.136825         3.565655           357,859
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2007 to 12/31/2007........    2.578245         2.618053         3,664,108
 01/01/2008 to 12/31/2008........    2.618053         1.353167         3,045,603
 01/01/2009 to 12/31/2009........    1.353167         1.967460         2,794,157
 01/01/2010 to 12/31/2010........    1.967460         2.440636         2,657,375
 01/01/2011 to 12/31/2011........    2.440636         2.241661         2,005,470
 01/01/2012 to 04/27/2012........    2.241661         2.477331                 0
Invesco Small Cap Growth Sub-account
 01/01/2007 to 12/31/2007........    1.448622         1.583328           995,467
 01/01/2008 to 12/31/2008........    1.583328         0.954672           809,830
 01/01/2009 to 12/31/2009........    0.954672         1.257262           750,420
 01/01/2010 to 12/31/2010........    1.257262         1.561286           846,487
 01/01/2011 to 12/31/2011........    1.561286         1.519941           700,792
 01/01/2012 to 12/31/2012........    1.519941         1.768372           497,949

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.768372         2.439503          491,002
 01/01/2014 to 12/31/2014........     2.439503         2.590703          305,071
 01/01/2015 to 12/31/2015........     2.590703         2.505988          235,927
 01/01/2016 to 12/31/2016........     2.505988         2.748214          159,395
Jennison Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.487625         0.534493          865,603
 01/01/2008 to 12/31/2008........     0.534493         0.333751        1,086,531
 01/01/2009 to 12/31/2009........     0.333751         0.458401        2,123,425
 01/01/2010 to 12/31/2010........     0.458401         0.502168        1,981,569
 01/01/2011 to 12/31/2011........     0.502168         0.495309          874,770
 01/01/2012 to 12/31/2012........     0.495309         0.563234        1,371,578
 01/01/2013 to 12/31/2013........     0.563234         0.757901        1,263,020
 01/01/2014 to 12/31/2014........     0.757901         0.811085          894,157
 01/01/2015 to 12/31/2015........     0.811085         0.882339          450,219
 01/01/2016 to 12/31/2016........     0.882339         0.867207          339,405
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2007 to 12/31/2007........     9.051134        10.179389           69,786
 01/01/2008 to 12/31/2008........    10.179389         5.415309           66,569
 01/01/2009 to 12/31/2009........     5.415309         7.658423           63,957
 01/01/2010 to 12/31/2010........     7.658423         8.245136           79,095
 01/01/2011 to 12/31/2011........     8.245136         8.002498           53,784
 01/01/2012 to 04/27/2012........     8.002498         8.996921                0
Jennison Growth Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     0.489014         0.536762        1,494,296
 01/01/2008 to 12/31/2008........     0.536762         0.335025        1,110,516
 01/01/2009 to 12/31/2009........     0.335025         0.461202        1,080,206
 01/01/2010 to 12/31/2010........     0.461202         0.505816          678,936
 01/01/2011 to 12/31/2011........     0.505816         0.499332          371,189
 01/01/2012 to 12/31/2012........     0.499332         0.567917          288,455
 01/01/2013 to 12/31/2013........     0.567917         0.765158          197,720
 01/01/2014 to 12/31/2014........     0.765158         0.819709          191,397
 01/01/2015 to 12/31/2015........     0.819709         0.892730          225,988
 01/01/2016 to 12/31/2016........     0.892730         0.878443          254,445
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012734         1.048593           60,020
 01/01/2013 to 12/31/2013........     1.048593         1.145328          401,071
 01/01/2014 to 12/31/2014........     1.145328         1.205776          343,329
 01/01/2015 to 12/31/2015........     1.205776         1.197248          123,062
 01/01/2016 to 12/31/2016........     1.197248         1.212448          100,779
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.891273        14.148873           43,704
 01/01/2014 to 12/31/2014........    14.148873        14.407066           32,572
 01/01/2015 to 12/31/2015........    14.407066        14.352448           18,598
 01/01/2016 to 12/31/2016........    14.352448        14.799392           13,287
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998247         7.975389           50,460
 01/01/2009 to 12/31/2009........     7.975389        10.033008           55,099
 01/01/2010 to 12/31/2010........    10.033008        11.040934           73,288
 01/01/2011 to 12/31/2011........    11.040934        11.097953           67,370
 01/01/2012 to 12/31/2012........    11.097953        12.285250           88,777
 01/01/2013 to 04/26/2013........    12.285250        12.815640                0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.123967         3.431486        2,028,104

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........   3.431486         2.159249          1,740,851
 01/01/2009 to 12/31/2009........   2.159249         2.760921          1,478,267
 01/01/2010 to 12/31/2010........   2.760921         3.456441          1,273,978
 01/01/2011 to 12/31/2011........   3.456441         3.413210          1,210,894
 01/01/2012 to 12/31/2012........   3.413210         3.838000          1,098,005
 01/01/2013 to 12/31/2013........   3.838000         5.313831            918,590
 01/01/2014 to 12/31/2014........   5.313831         5.412611            532,681
 01/01/2015 to 12/31/2015........   5.412611         5.233891            272,104
 01/01/2016 to 12/31/2016........   5.233891         6.128055            157,400
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   3.153181         3.466862          1,599,847
 01/01/2008 to 12/31/2008........   3.466862         2.183704          1,440,440
 01/01/2009 to 12/31/2009........   2.183704         2.794852          1,229,223
 01/01/2010 to 12/31/2010........   2.794852         3.502507            939,987
 01/01/2011 to 12/31/2011........   3.502507         3.462209            677,609
 01/01/2012 to 12/31/2012........   3.462209         3.896896            350,579
 01/01/2013 to 12/31/2013........   3.896896         5.400814            161,627
 01/01/2014 to 12/31/2014........   5.400814         5.506476            146,244
 01/01/2015 to 12/31/2015........   5.506476         5.330162            138,776
 01/01/2016 to 12/31/2016........   5.330162         6.246910            131,727
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........   1.074352         1.102825          3,297,131
 01/01/2008 to 12/31/2008........   1.102825         0.636943          2,906,450
 01/01/2009 to 12/31/2009........   0.636943         0.812851          2,770,303
 01/01/2010 to 12/31/2010........   0.812851         1.050723          2,328,039
 01/01/2011 to 12/31/2011........   1.050723         1.062467          2,023,835
 01/01/2012 to 12/31/2012........   1.062467         1.159415          1,548,049
 01/01/2013 to 12/31/2013........   1.159415         1.693044          1,442,247
 01/01/2014 to 12/31/2014........   1.693044         1.681741            929,672
 01/01/2015 to 12/31/2015........   1.681741         1.678667            662,970
 01/01/2016 to 12/31/2016........   1.678667         1.751922            355,095
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   3.806276         3.480530          2,041,663
 01/01/2008 to 12/31/2008........   3.480530         1.844979          1,851,824
 01/01/2009 to 12/31/2009........   1.844979         2.563724          1,702,308
 01/01/2010 to 12/31/2010........   2.563724         2.895454          1,551,484
 01/01/2011 to 12/31/2011........   2.895454         3.034539          1,383,209
 01/01/2012 to 12/31/2012........   3.034539         3.331965          1,262,012
 01/01/2013 to 12/31/2013........   3.331965         4.476262            985,249
 01/01/2014 to 12/31/2014........   4.476262         4.478948            567,976
 01/01/2015 to 12/31/2015........   4.478948         3.981831            320,641
 01/01/2016 to 12/31/2016........   3.981831         4.806283            243,516
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   3.890429         3.561032          5,186,771
 01/01/2008 to 12/31/2008........   3.561032         1.889525          4,392,851
 01/01/2009 to 12/31/2009........   1.889525         2.628186          3,806,242
 01/01/2010 to 12/31/2010........   2.628186         2.971170          3,100,266
 01/01/2011 to 12/31/2011........   2.971170         3.117036          1,814,270
 01/01/2012 to 12/31/2012........   3.117036         3.425998            906,491
 01/01/2013 to 12/31/2013........   3.425998         4.607327            428,040
 01/01/2014 to 12/31/2014........   4.607327         4.614661            406,004
 01/01/2015 to 12/31/2015........   4.614661         4.106503            348,049
 01/01/2016 to 12/31/2016........   4.106503         4.961845            307,564

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987809         9.753792            5,406
 01/01/2012 to 12/31/2012........     9.753792        10.020294            2,812
 01/01/2013 to 12/31/2013........    10.020294         9.975705           24,962
 01/01/2014 to 12/31/2014........     9.975705         9.921207           43,547
 01/01/2015 to 12/31/2015........     9.921207         9.702949           26,771
 01/01/2016 to 12/31/2016........     9.702949         9.848144           12,701
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........    40.334109        41.919801           53,396
 01/01/2008 to 12/31/2008........    41.919801        30.953714           27,622
 01/01/2009 to 12/31/2009........    30.953714        35.641330           36,070
 01/01/2010 to 12/31/2010........    35.641330        38.342944           29,434
 01/01/2011 to 12/31/2011........    38.342944        39.089939           20,419
 01/01/2012 to 12/31/2012........    39.089939        43.123878           24,798
 01/01/2013 to 12/31/2013........    43.123878        51.044814           25,253
 01/01/2014 to 12/31/2014........    51.044814        55.398917           20,232
 01/01/2015 to 12/31/2015........    55.398917        55.770617           14,152
 01/01/2016 to 12/31/2016........    55.770617        58.585282           10,025
Met/Wellington Core Equity Opportunities Sub-Account (Class B) (previously WMC Core
Equity Opportunities Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     3.669884         3.768182        5,653,064
 01/01/2008 to 12/31/2008........     3.768182         2.242698        5,413,160
 01/01/2009 to 12/31/2009........     2.242698         2.905666        5,348,830
 01/01/2010 to 12/31/2010........     2.905666         3.194462        5,124,551
 01/01/2011 to 12/31/2011........     3.194462         3.009645        4,141,541
 01/01/2012 to 12/31/2012........     3.009645         3.335303        3,694,865
 01/01/2013 to 12/31/2013........     3.335303         4.377331        2,854,135
 01/01/2014 to 12/31/2014........     4.377331         4.753867        1,714,429
 01/01/2015 to 12/31/2015........     4.753867         4.778605          892,112
 01/01/2016 to 12/31/2016........     4.778605         5.034558          623,543
Met/Wellington Core Equity Opportunities Sub-Account (Class E) (previously WMC Core
Equity Opportunities Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     3.710426         3.813036        5,771,401
 01/01/2008 to 12/31/2008........     3.813036         2.271722        5,054,789
 01/01/2009 to 12/31/2009........     2.271722         2.947224        4,644,976
 01/01/2010 to 12/31/2010........     2.947224         3.243210        3,750,176
 01/01/2011 to 12/31/2011........     3.243210         3.058441        2,360,011
 01/01/2012 to 12/31/2012........     3.058441         3.391920        1,147,422
 01/01/2013 to 12/31/2013........     3.391920         4.457306          391,606
 01/01/2014 to 12/31/2014........     4.457306         4.844799          324,761
 01/01/2015 to 12/31/2015........     4.844799         4.875965          278,922
 01/01/2016 to 12/31/2016........     4.875965         5.141777          243,671
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap
Research Sub-Account (Class B))
 04/30/2007 to 12/31/2007........     7.446233         7.500074          274,351
 01/01/2008 to 12/31/2008........     7.500074         4.627073          227,398
 01/01/2009 to 12/31/2009........     4.627073         5.427770          239,159
 01/01/2010 to 12/31/2010........     5.427770         6.006949          197,801
 01/01/2011 to 12/31/2011........     6.006949         5.926883          192,943
 01/01/2012 to 12/31/2012........     5.926883         6.614620          153,943
 01/01/2013 to 12/31/2013........     6.614620         8.741335           87,130
 01/01/2014 to 12/31/2014........     8.741335         9.764380           75,241
 01/01/2015 to 12/31/2015........     9.764380        10.041241           53,777
 01/01/2016 to 12/31/2016........    10.041241        10.699838           44,557
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-
Account)

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 04/27/2007........     7.164865         7.509116                0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2007 to 12/31/2007........    12.675464        12.880927          244,730
 01/01/2008 to 12/31/2008........    12.880927         7.548534          299,115
 01/01/2009 to 12/31/2009........     7.548534         9.767981          249,032
 01/01/2010 to 12/31/2010........     9.767981        11.121367          370,336
 01/01/2011 to 04/29/2011........    11.121367        12.051635                0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    12.015386        10.276570          330,420
 01/01/2012 to 12/31/2012........    10.276570        11.805698          270,260
 01/01/2013 to 12/31/2013........    11.805698        15.046595          224,520
 01/01/2014 to 12/31/2014........    15.046595        15.561266          123,344
 01/01/2015 to 12/31/2015........    15.561266        15.006708           59,959
 01/01/2016 to 12/31/2016........    15.006708        16.094472           23,403
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    10.820674        11.241226          459,001
 01/01/2008 to 12/31/2008........    11.241226         9.470694          852,577
 01/01/2009 to 12/31/2009........     9.470694        11.233430          904,657
 01/01/2010 to 12/31/2010........    11.233430        12.166423          895,851
 01/01/2011 to 12/31/2011........    12.166423        12.363163          870,824
 01/01/2012 to 12/31/2012........    12.363163        13.282693          868,932
 01/01/2013 to 12/31/2013........    13.282693        13.632133          672,006
 01/01/2014 to 12/31/2014........    13.632133        14.015687          512,837
 01/01/2015 to 12/31/2015........    14.015687        13.712446          522,320
 01/01/2016 to 12/31/2016........    13.712446        14.106119          370,666
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.311294        11.666322        1,548,316
 01/01/2008 to 12/31/2008........    11.666322         9.001247        1,344,836
 01/01/2009 to 12/31/2009........     9.001247        10.955786        1,171,265
 01/01/2010 to 12/31/2010........    10.955786        12.024721        1,099,827
 01/01/2011 to 12/31/2011........    12.024721        11.958392          935,552
 01/01/2012 to 12/31/2012........    11.958392        13.116385          833,851
 01/01/2013 to 12/31/2013........    13.116385        14.318416          733,508
 01/01/2014 to 12/31/2014........    14.318416        14.785330          573,610
 01/01/2015 to 12/31/2015........    14.785330        14.394459          369,231
 01/01/2016 to 12/31/2016........    14.394459        15.028377          280,030
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.814835        12.131604        3,623,715
 01/01/2008 to 12/31/2008........    12.131604         8.520078        3,887,940
 01/01/2009 to 12/31/2009........     8.520078        10.609381        3,708,347
 01/01/2010 to 12/31/2010........    10.609381        11.816261        3,597,593
 01/01/2011 to 12/31/2011........    11.816261        11.469905        3,457,375
 01/01/2012 to 12/31/2012........    11.469905        12.781453        3,041,430
 01/01/2013 to 12/31/2013........    12.781453        14.840782        2,744,799
 01/01/2014 to 12/31/2014........    14.840782        15.342845        2,416,626
 01/01/2015 to 12/31/2015........    15.342845        14.907867        1,689,761
 01/01/2016 to 12/31/2016........    14.907867        15.713673        1,022,079
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    12.319482        12.589616        6,419,896
 01/01/2008 to 12/31/2008........    12.589616         8.038528        7,383,995
 01/01/2009 to 12/31/2009........     8.038528        10.212538        7,076,022
 01/01/2010 to 12/31/2010........    10.212538        11.527862        6,576,218
 01/01/2011 to 12/31/2011........    11.527862        10.917303        6,071,950

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........    10.917303        12.396149        5,638,962
 01/01/2013 to 12/31/2013........    12.396149        15.165284        4,835,348
 01/01/2014 to 12/31/2014........    15.165284        15.704718        4,364,636
 01/01/2015 to 12/31/2015........    15.704718        15.193276        3,048,174
 01/01/2016 to 12/31/2016........    15.193276        16.169333        1,492,861
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998247         7.023946           32,441
 01/01/2009 to 12/31/2009........     7.023946         8.886071           42,899
 01/01/2010 to 12/31/2010........     8.886071         9.623591           70,001
 01/01/2011 to 12/31/2011........     9.623591         9.304410           41,077
 01/01/2012 to 12/31/2012........     9.304410        10.632284           35,315
 01/01/2013 to 04/26/2013........    10.632284        11.438949                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.512887        13.105859           61,986
 01/01/2014 to 04/25/2014........    13.105859        13.044677                0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.981034        10.430088           17,954
 01/01/2013 to 12/31/2013........    10.430088        11.738706           97,804
 01/01/2014 to 12/31/2014........    11.738706        12.666989          111,962
 01/01/2015 to 12/31/2015........    12.666989        11.956367          120,174
 01/01/2016 to 12/31/2016........    11.956367        12.750866           98,915
MetLife Mid Cap Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     1.541357         1.630771        3,351,786
 01/01/2008 to 12/31/2008........     1.630771         1.020994        2,997,819
 01/01/2009 to 12/31/2009........     1.020994         1.374307        2,708,746
 01/01/2010 to 12/31/2010........     1.374307         1.704093        2,139,787
 01/01/2011 to 12/31/2011........     1.704093         1.640413        1,624,962
 01/01/2012 to 12/31/2012........     1.640413         1.893982        1,312,865
 01/01/2013 to 12/31/2013........     1.893982         2.475858          937,392
 01/01/2014 to 12/31/2014........     2.475858         2.661340          569,140
 01/01/2015 to 12/31/2015........     2.661340         2.550438          414,956
 01/01/2016 to 12/31/2016........     2.550438         3.015430          315,372
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.786817        11.263864            7,961
 01/01/2014 to 12/31/2014........    11.263864        12.111660           10,250
 01/01/2015 to 12/31/2015........    12.111660        11.774966           19,916
 01/01/2016 to 12/31/2016........    11.774966        12.093470            1,458
MetLife Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     4.155390         4.292499        2,789,639
 01/01/2008 to 12/31/2008........     4.292499         2.650227        2,452,136
 01/01/2009 to 12/31/2009........     2.650227         3.284211        2,354,533
 01/01/2010 to 12/31/2010........     3.284211         3.700454        1,978,372
 01/01/2011 to 12/31/2011........     3.700454         3.701390        1,298,009
 01/01/2012 to 12/31/2012........     3.701390         4.204309          912,253
 01/01/2013 to 12/31/2013........     4.204309         5.449156          617,754
 01/01/2014 to 12/31/2014........     5.449156         6.065106          507,762
 01/01/2015 to 12/31/2015........     6.065106         6.023349          477,813
 01/01/2016 to 12/31/2016........     6.023349         6.602476          342,941
MFS(Reg. TM) Research International Sub-Account
 01/01/2007 to 12/31/2007........     1.602981         1.787056        3,960,897
 01/01/2008 to 12/31/2008........     1.787056         1.013561        4,325,382
 01/01/2009 to 12/31/2009........     1.013561         1.312335        3,830,740
 01/01/2010 to 12/31/2010........     1.312335         1.438810        3,122,820

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   1.438810           1.264298        2,368,272
 01/01/2012 to 12/31/2012........   1.264298           1.451998        2,008,879
 01/01/2013 to 12/31/2013........   1.451998           1.704133        1,534,770
 01/01/2014 to 12/31/2014........   1.704133           1.560531        1,054,056
 01/01/2015 to 12/31/2015........   1.560531           1.508518          786,912
 01/01/2016 to 12/31/2016........   1.508518           1.471578          554,838
MFS(Reg. TM) Total Return Sub-Account
 01/01/2007 to 12/31/2007........   4.302877           4.408561        2,219,964
 01/01/2008 to 12/31/2008........   4.408561           3.368831        1,991,531
 01/01/2009 to 12/31/2009........   3.368831           3.922193        1,729,362
 01/01/2010 to 12/31/2010........   3.922193           4.238158        1,433,239
 01/01/2011 to 12/31/2011........   4.238158           4.261078        1,094,304
 01/01/2012 to 12/31/2012........   4.261078           4.667275          782,122
 01/01/2013 to 12/31/2013........   4.667275           5.452106          602,943
 01/01/2014 to 12/31/2014........   5.452106           5.814326          430,094
 01/01/2015 to 12/31/2015........   5.814326           5.699170          223,417
 01/01/2016 to 12/31/2016........   5.699170           6.109175          169,762
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.451966           1.371269        2,773,968
 01/01/2008 to 12/31/2008........   1.371269           0.894630        2,626,587
 01/01/2009 to 12/31/2009........   0.894630           1.061664        2,711,033
 01/01/2010 to 12/31/2010........   1.061664           1.161624        2,482,650
 01/01/2011 to 12/31/2011........   1.161624           1.150528        2,540,040
 01/01/2012 to 12/31/2012........   1.150528           1.316930        2,638,511
 01/01/2013 to 12/31/2013........   1.316930           1.754651        2,744,566
 01/01/2014 to 12/31/2014........   1.754651           1.909183        2,181,669
 01/01/2015 to 12/31/2015........   1.909183           1.872030        1,556,818
 01/01/2016 to 12/31/2016........   1.872030           2.102001          939,943
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........   3.028663           3.097746          368,084
 01/01/2008 to 12/31/2008........   3.097746           1.856436          311,288
 01/01/2009 to 12/31/2009........   1.856436           2.219517          314,850
 01/01/2010 to 12/31/2010........   2.219517           2.496174          257,707
 01/01/2011 to 12/31/2011........   2.496174           2.299788          207,476
 01/01/2012 to 12/31/2012........   2.299788           2.613221          148,553
 01/01/2013 to 04/26/2013........   2.613221           2.875212                0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998247           6.591039            3,983
 01/01/2009 to 12/31/2009........   6.591039           8.100522           37,985
 01/01/2010 to 12/31/2010........   8.100522           8.850774           42,037
 01/01/2011 to 12/31/2011........   8.850774           8.662934           26,728
 01/01/2012 to 12/31/2012........   8.662934           9.711057           19,977
 01/01/2013 to 04/26/2013........   9.711057          10.630832                0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.463351           1.383424        2,970,558
 01/01/2008 to 12/31/2008........   1.383424           0.903815        2,517,435
 01/01/2009 to 12/31/2009........   0.903815           1.073328        2,284,932
 01/01/2010 to 12/31/2010........   1.073328           1.175169        1,889,305
 01/01/2011 to 12/31/2011........   1.175169           1.165874        1,456,286
 01/01/2012 to 12/31/2012........   1.165874           1.335356          774,122
 01/01/2013 to 12/31/2013........   1.335356           1.782460          355,065
 01/01/2014 to 12/31/2014........   1.782460           1.940601          334,488
 01/01/2015 to 12/31/2015........   1.940601           1.904631          327,252

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........   1.904631         2.140585            175,221
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2007 to 12/31/2007........   3.061937         3.134854            430,049
 01/01/2008 to 12/31/2008........   3.134854         1.880800            358,925
 01/01/2009 to 12/31/2009........   1.880800         2.251836            316,008
 01/01/2010 to 12/31/2010........   2.251836         2.535159            225,222
 01/01/2011 to 12/31/2011........   2.535159         2.337874            127,394
 01/01/2012 to 12/31/2012........   2.337874         2.659216             45,470
 01/01/2013 to 04/26/2013........   2.659216         2.926856                  0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.253930         1.454404          1,536,295
 01/01/2011 to 12/31/2011........   1.454404         1.332284            986,161
 01/01/2012 to 12/31/2012........   1.332284         1.432716            772,961
 01/01/2013 to 12/31/2013........   1.432716         1.960212            595,048
 01/01/2014 to 12/31/2014........   1.960212         1.948660            413,466
 01/01/2015 to 12/31/2015........   1.948660         1.821403            326,935
 01/01/2016 to 12/31/2016........   1.821403         1.640841            257,377
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2007 to 12/31/2007........   1.871877         1.991405          1,989,430
 01/01/2008 to 12/31/2008........   1.991405         0.873383          1,952,129
 01/01/2009 to 12/31/2009........   0.873383         1.147738          1,861,117
 01/01/2010 to 04/30/2010........   1.147738         1.241387                  0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........   1.507414         1.639415          5,559,450
 01/01/2008 to 12/31/2008........   1.639415         0.932495          4,735,352
 01/01/2009 to 12/31/2009........   0.932495         1.177291          4,465,150
 01/01/2010 to 12/31/2010........   1.177291         1.250296          3,929,696
 01/01/2011 to 12/31/2011........   1.250296         1.074838          3,092,757
 01/01/2012 to 12/31/2012........   1.074838         1.248335          2,353,446
 01/01/2013 to 12/31/2013........   1.248335         1.492911          1,378,988
 01/01/2014 to 12/31/2014........   1.492911         1.377126            891,299
 01/01/2015 to 12/31/2015........   1.377126         1.337920            654,595
 01/01/2016 to 12/31/2016........   1.337920         1.329852            568,449
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2007 to 12/31/2007........   2.105247         1.995172          2,339,647
 01/01/2008 to 12/31/2008........   1.995172         1.206400          2,137,231
 01/01/2009 to 12/31/2009........   1.206400         1.339623          2,260,234
 01/01/2010 to 12/31/2010........   1.339623         1.599734          2,131,817
 01/01/2011 to 12/31/2011........   1.599734         1.661090          1,705,154
 01/01/2012 to 12/31/2012........   1.661090         1.794014          1,526,482
 01/01/2013 to 12/31/2013........   1.794014         2.439789          1,513,023
 01/01/2014 to 12/31/2014........   2.439789         2.393846            844,688
 01/01/2015 to 12/31/2015........   2.393846         2.364800            531,459
 01/01/2016 to 12/31/2016........   2.364800         2.755350            353,052
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........   1.617859         1.548889          1,839,995
 01/01/2008 to 12/31/2008........   1.548889         0.940433          1,620,582
 01/01/2009 to 12/31/2009........   0.940433         1.265736          1,592,283
 01/01/2010 to 12/31/2010........   1.265736         1.530404          1,522,140
 01/01/2011 to 12/31/2011........   1.530404         1.426693          1,145,998
 01/01/2012 to 12/31/2012........   1.426693         1.478138            947,769
 01/01/2013 to 04/26/2013........   1.478138         1.601689                  0
Neuberger Berman Genesis Sub-account (Class E)

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     2.114995         2.006791        5,210,290
 01/01/2008 to 12/31/2008........     2.006791         1.214500        4,148,413
 01/01/2009 to 12/31/2009........     1.214500         1.349656        3,899,962
 01/01/2010 to 12/31/2010........     1.349656         1.613185        3,133,159
 01/01/2011 to 12/31/2011........     1.613185         1.675879        2,009,800
 01/01/2012 to 12/31/2012........     1.675879         1.812435          958,927
 01/01/2013 to 12/31/2013........     1.812435         2.468125          532,752
 01/01/2014 to 12/31/2014........     2.468125         2.424313          493,001
 01/01/2015 to 12/31/2015........     2.424313         2.396045          440,117
 01/01/2016 to 12/31/2016........     2.396045         2.795191          347,402
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    18.928740        19.793045          157,691
 01/01/2008 to 12/31/2008........    19.793045        11.577961          125,145
 01/01/2009 to 12/31/2009........    11.577961        15.929235          125,380
 01/01/2010 to 12/31/2010........    15.929235        18.173340          112,800
 01/01/2011 to 12/31/2011........    18.173340        16.382079           77,592
 01/01/2012 to 12/31/2012........    16.382079        19.534399           77,099
 01/01/2013 to 12/31/2013........    19.534399        24.436787           70,314
 01/01/2014 to 12/31/2014........    24.436787        24.564091           51,808
 01/01/2015 to 12/31/2015........    24.564091        25.125574           36,395
 01/01/2016 to 12/31/2016........    25.125574        24.783877           37,935
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998247         6.560224            1,439
 01/01/2009 to 12/31/2009........     6.560224         8.562128           15,080
 01/01/2010 to 12/31/2010........     8.562128         9.071628           21,275
 01/01/2011 to 12/31/2011........     9.071628         8.312155           22,391
 01/01/2012 to 12/31/2012........     8.312155         9.996624           49,675
 01/01/2013 to 04/26/2013........     9.996624        10.620700                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999781         1.034159                0
 01/01/2015 to 12/31/2015........     1.034159         0.962001                0
 01/01/2016 to 12/31/2016........     0.962001         1.052039                0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2007 to 12/31/2007........    11.021826        12.017102          102,231
 01/01/2008 to 12/31/2008........    12.017102        11.011122          381,006
 01/01/2009 to 12/31/2009........    11.011122        12.792205          508,674
 01/01/2010 to 12/31/2010........    12.792205        13.566250          520,547
 01/01/2011 to 12/31/2011........    13.566250        14.838974          493,886
 01/01/2012 to 12/31/2012........    14.838974        15.935663          507,702
 01/01/2013 to 12/31/2013........    15.935663        14.228103          365,070
 01/01/2014 to 12/31/2014........    14.228103        14.407365          252,921
 01/01/2015 to 12/31/2015........    14.407365        13.737709          142,828
 01/01/2016 to 12/31/2016........    13.737709        14.193463          117,595
PIMCO Total Return Sub-Account
 01/01/2007 to 12/31/2007........     1.241927         1.314558       24,228,413
 01/01/2008 to 12/31/2008........     1.314558         1.298939       18,888,307
 01/01/2009 to 12/31/2009........     1.298939         1.508792       18,377,813
 01/01/2010 to 12/31/2010........     1.508792         1.606167       16,193,669
 01/01/2011 to 12/31/2011........     1.606167         1.630843       12,128,709
 01/01/2012 to 12/31/2012........     1.630843         1.753607        9,408,185
 01/01/2013 to 12/31/2013........     1.753607         1.692717        7,080,226
 01/01/2014 to 12/31/2014........     1.692717         1.735679        5,055,481
 01/01/2015 to 12/31/2015........     1.735679         1.708214        3,352,827

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     1.708214         1.724972        2,526,027
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.750873        10.902456            7,444
 01/01/2013 to 12/31/2013........    10.902456        10.244483           37,164
 01/01/2014 to 12/31/2014........    10.244483        10.843725           25,674
 01/01/2015 to 12/31/2015........    10.843725        10.717499           35,348
 01/01/2016 to 12/31/2016........    10.717499        10.686322            9,854
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.215538        10.738131            3,948
 01/01/2014 to 12/31/2014........    10.738131        11.480843            6,689
 01/01/2015 to 12/31/2015........    11.480843        11.157219            6,217
 01/01/2016 to 12/31/2016........    11.157219        11.481462              248
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........     1.809693         1.750455        4,784,089
 01/01/2008 to 12/31/2008........     1.750455         1.142560        4,043,608
 01/01/2009 to 12/31/2009........     1.142560         1.412958        3,854,722
 01/01/2010 to 12/31/2010........     1.412958         1.760129        3,311,263
 01/01/2011 to 12/31/2011........     1.760129         1.657983        2,677,719
 01/01/2012 to 12/31/2012........     1.657983         1.893425        1,856,858
 01/01/2013 to 12/31/2013........     1.893425         2.574862        1,147,404
 01/01/2014 to 12/31/2014........     2.574862         2.655152          638,119
 01/01/2015 to 12/31/2015........     2.655152         2.495636          429,264
 01/01/2016 to 12/31/2016........     2.495636         2.970869          381,794
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010712         1.066681           46,513
 01/01/2013 to 12/31/2013........     1.066681         1.155890          165,515
 01/01/2014 to 12/31/2014........     1.155890         1.225579          113,650
 01/01/2015 to 12/31/2015........     1.225579         1.195522           39,579
 01/01/2016 to 12/31/2016........     1.195522         1.243058           11,494
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.133180        11.547004           17,875
 01/01/2008 to 12/31/2008........    11.547004         8.515560           31,512
 01/01/2009 to 12/31/2009........     8.515560        10.466042           81,967
 01/01/2010 to 12/31/2010........    10.466042        11.560593          362,628
 01/01/2011 to 12/31/2011........    11.560593        11.498194          218,845
 01/01/2012 to 12/31/2012........    11.498194        12.768193          227,747
 01/01/2013 to 12/31/2013........    12.768193        14.190447          195,543
 01/01/2014 to 12/31/2014........    14.190447        14.776842          191,199
 01/01/2015 to 12/31/2015........    14.776842        14.256789          160,066
 01/01/2016 to 12/31/2016........    14.256789        14.842035          149,627
SSGA Growth ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.387352        11.835268           24,748
 01/01/2008 to 12/31/2008........    11.835268         7.807065           16,507
 01/01/2009 to 12/31/2009........     7.807065         9.918875          123,280
 01/01/2010 to 12/31/2010........     9.918875        11.143148          147,800
 01/01/2011 to 12/31/2011........    11.143148        10.733143          267,797
 01/01/2012 to 12/31/2012........    10.733143        12.149637          249,907
 01/01/2013 to 12/31/2013........    12.149637        14.117693          266,225
 01/01/2014 to 12/31/2014........    14.117693        14.640936          207,168
 01/01/2015 to 12/31/2015........    14.640936        14.075544          169,181
 01/01/2016 to 12/31/2016........    14.075544        14.805088          133,131
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.389577         1.492542        2,599,776

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........   1.492542         0.851851          2,658,485
 01/01/2009 to 12/31/2009........   0.851851         1.199123          2,556,959
 01/01/2010 to 12/31/2010........   1.199123         1.377692          2,198,713
 01/01/2011 to 12/31/2011........   1.377692         1.337764          1,875,525
 01/01/2012 to 12/31/2012........   1.337764         1.562261          1,779,770
 01/01/2013 to 12/31/2013........   1.562261         2.133525          3,336,794
 01/01/2014 to 12/31/2014........   2.133525         2.284975          2,541,684
 01/01/2015 to 12/31/2015........   2.284975         2.485104          1,428,419
 01/01/2016 to 12/31/2016........   2.485104         2.483120            913,064
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2007 to 12/31/2007........   0.487874         0.631436          4,990,598
 01/01/2008 to 12/31/2008........   0.631436         0.345163          5,474,189
 01/01/2009 to 12/31/2009........   0.345163         0.540015          5,652,634
 01/01/2010 to 12/31/2010........   0.540015         0.678609          4,013,953
 01/01/2011 to 12/31/2011........   0.678609         0.601772          6,026,902
 01/01/2012 to 12/31/2012........   0.601772         0.663932          5,253,367
 01/01/2013 to 04/26/2013........   0.663932         0.693847                  0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........   0.832239         0.963407          7,702,266
 01/01/2008 to 12/31/2008........   0.963407         0.571214          7,174,342
 01/01/2009 to 12/31/2009........   0.571214         0.817769          6,745,474
 01/01/2010 to 12/31/2010........   0.817769         1.027592          5,868,648
 01/01/2011 to 12/31/2011........   1.027592         0.994651          4,431,848
 01/01/2012 to 12/31/2012........   0.994651         1.112709          3,800,390
 01/01/2013 to 12/31/2013........   1.112709         1.495610          3,113,968
 01/01/2014 to 12/31/2014........   1.495610         1.659897          2,472,142
 01/01/2015 to 12/31/2015........   1.659897         1.742565          1,895,777
 01/01/2016 to 12/31/2016........   1.742565         1.821500          1,196,598
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........   1.444098         1.556521            738,626
 01/01/2008 to 12/31/2008........   1.556521         0.975437            968,259
 01/01/2009 to 12/31/2009........   0.975437         1.330833            903,533
 01/01/2010 to 12/31/2010........   1.330833         1.763710            929,772
 01/01/2011 to 12/31/2011........   1.763710         1.760891            821,257
 01/01/2012 to 12/31/2012........   1.760891         2.008469            848,248
 01/01/2013 to 12/31/2013........   2.008469         2.849696            755,168
 01/01/2014 to 12/31/2014........   2.849696         2.990859            498,644
 01/01/2015 to 12/31/2015........   2.990859         3.015903            408,426
 01/01/2016 to 12/31/2016........   3.015903         3.308841            340,847
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   2.018231         2.059586          3,119,527
 01/01/2008 to 12/31/2008........   2.059586         1.718262          2,547,418
 01/01/2009 to 12/31/2009........   1.718262         2.230307          2,238,595
 01/01/2010 to 12/31/2010........   2.230307         2.468297          2,053,931
 01/01/2011 to 12/31/2011........   2.468297         2.570967          1,682,107
 01/01/2012 to 12/31/2012........   2.570967         2.815669          1,609,764
 01/01/2013 to 12/31/2013........   2.815669         2.793889          1,304,547
 01/01/2014 to 12/31/2014........   2.793889         2.894968            913,948
 01/01/2015 to 12/31/2015........   2.894968         2.792017            540,398
 01/01/2016 to 12/31/2016........   2.792017         2.975819            800,577
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2007 to 12/31/2007........   1.776280         1.862426          6,614,707
 01/01/2008 to 12/31/2008........   1.862426         1.491822          5,097,221

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........   1.491822         2.008030          4,515,036
 01/01/2010 to 12/31/2010........   2.008030         2.232391          3,921,351
 01/01/2011 to 12/31/2011........   2.232391         2.295003          2,916,632
 01/01/2012 to 12/31/2012........   2.295003         2.550789          2,409,592
 01/01/2013 to 12/31/2013........   2.550789         2.710599          1,838,172
 01/01/2014 to 12/31/2014........   2.710599         2.796392          1,338,052
 01/01/2015 to 12/31/2015........   2.796392         2.692163            861,695
 01/01/2016 to 04/29/2016........   2.692163         2.772164                  0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   2.038970         2.084453          3,683,248
 01/01/2008 to 12/31/2008........   2.084453         1.741245          3,067,366
 01/01/2009 to 12/31/2009........   1.741245         2.261567          2,630,081
 01/01/2010 to 12/31/2010........   2.261567         2.506637          2,090,061
 01/01/2011 to 12/31/2011........   2.506637         2.613131          1,404,918
 01/01/2012 to 12/31/2012........   2.613131         2.861950            859,046
 01/01/2013 to 12/31/2013........   2.861950         2.842859            575,989
 01/01/2014 to 12/31/2014........   2.842859         2.948777            498,442
 01/01/2015 to 12/31/2015........   2.948777         2.846965            460,035
 01/01/2016 to 12/31/2016........   2.846965         3.039232            699,730
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.578832         1.616303          4,262,107
 01/01/2008 to 12/31/2008........   1.616303         1.582115          4,145,062
 01/01/2009 to 12/31/2009........   1.582115         1.620533          3,593,723
 01/01/2010 to 12/31/2010........   1.620533         1.682408          3,329,227
 01/01/2011 to 12/31/2011........   1.682408         1.742961          2,894,771
 01/01/2012 to 12/31/2012........   1.742961         1.767423          2,712,920
 01/01/2013 to 12/31/2013........   1.767423         1.723623          1,938,594
 01/01/2014 to 12/31/2014........   1.723623         1.739520          1,087,169
 01/01/2015 to 12/31/2015........   1.739520         1.717164            535,528
 01/01/2016 to 12/31/2016........   1.717164         1.707167            402,192
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.595602         1.635026          3,818,123
 01/01/2008 to 12/31/2008........   1.635026         1.602116          2,659,069
 01/01/2009 to 12/31/2009........   1.602116         1.642683          2,423,112
 01/01/2010 to 12/31/2010........   1.642683         1.708288          1,684,764
 01/01/2011 to 12/31/2011........   1.708288         1.770045            928,299
 01/01/2012 to 12/31/2012........   1.770045         1.796624            451,381
 01/01/2013 to 12/31/2013........   1.796624         1.754855            222,913
 01/01/2014 to 12/31/2014........   1.754855         1.771277            156,832
 01/01/2015 to 12/31/2015........   1.771277         1.750098            111,929
 01/01/2016 to 12/31/2016........   1.750098         1.742960             70,259





                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2007 to 12/31/2007........   14.899363        15.111599         208,931
 01/01/2008 to 12/31/2008........   15.111599        13.447112         201,582
 01/01/2009 to 12/31/2009........   13.447112        14.864707         185,037
 01/01/2010 to 12/31/2010........   14.864707        15.532678         171,080
 01/01/2011 to 12/31/2011........   15.532678        16.179441         167,322

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........    16.179441        16.734733          155,809
 01/01/2013 to 12/31/2013........    16.734733        16.073401          115,336
 01/01/2014 to 12/31/2014........    16.073401        16.611602          106,664
 01/01/2015 to 12/31/2015........    16.611602        16.351823           80,653
 01/01/2016 to 12/31/2016........    16.351823        16.524713           70,673
American Funds Global Small Capitalization Sub-Account
 01/01/2007 to 12/31/2007........     2.838565         3.383309        8,807,810
 01/01/2008 to 12/31/2008........     3.383309         1.543542        8,146,069
 01/01/2009 to 12/31/2009........     1.543542         2.444064        7,440,643
 01/01/2010 to 12/31/2010........     2.444064         2.937089        6,104,990
 01/01/2011 to 12/31/2011........     2.937089         2.331325        4,931,704
 01/01/2012 to 12/31/2012........     2.331325         2.704363        4,069,901
 01/01/2013 to 12/31/2013........     2.704363         3.405568        3,035,355
 01/01/2014 to 12/31/2014........     3.405568         3.414100        2,117,698
 01/01/2015 to 12/31/2015........     3.414100         3.360413        1,414,591
 01/01/2016 to 12/31/2016........     3.360413         3.368037        1,011,552
American Funds Growth Sub-Account
 01/01/2007 to 12/31/2007........    14.380816        15.858887        3,490,105
 01/01/2008 to 12/31/2008........    15.858887         8.721929        3,321,752
 01/01/2009 to 12/31/2009........     8.721929        11.936545        3,057,207
 01/01/2010 to 12/31/2010........    11.936545        13.906920        2,724,919
 01/01/2011 to 12/31/2011........    13.906920        13.068603        2,102,030
 01/01/2012 to 12/31/2012........    13.068603        15.122922        1,587,966
 01/01/2013 to 12/31/2013........    15.122922        19.314745        1,112,780
 01/01/2014 to 12/31/2014........    19.314745        20.574073          754,659
 01/01/2015 to 12/31/2015........    20.574073        21.582069          463,306
 01/01/2016 to 12/31/2016........    21.582069        23.196642          342,650
American Funds Growth-Income Sub-Account
 01/01/2007 to 12/31/2007........    10.453750        10.778557        3,738,577
 01/01/2008 to 12/31/2008........    10.778557         6.575688        3,108,323
 01/01/2009 to 12/31/2009........     6.575688         8.471822        2,894,232
 01/01/2010 to 12/31/2010........     8.471822         9.266945        2,624,790
 01/01/2011 to 12/31/2011........     9.266945         8.930939        2,037,254
 01/01/2012 to 12/31/2012........     8.930939        10.299000        1,421,794
 01/01/2013 to 12/31/2013........    10.299000        13.497272        1,011,867
 01/01/2014 to 12/31/2014........    13.497272        14.658941          717,929
 01/01/2015 to 12/31/2015........    14.658941        14.599562          510,919
 01/01/2016 to 12/31/2016........    14.599562        15.983189          406,584





                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   10.208984        10.550465           3,908
 01/01/2013 to 12/31/2013........   10.550465        11.551854           9,638
 01/01/2014 to 12/31/2014........   11.551854        12.216082          10,065
 01/01/2015 to 12/31/2015........   12.216082        12.103911          14,822
 01/01/2016 to 12/31/2016........   12.103911        12.352480           5,898
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........    0.996837         1.039690               0
 01/01/2015 to 12/31/2015........    1.039690         1.014136               0

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     1.014136         1.018967               0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008356         7.006834          77,597
 01/01/2009 to 12/31/2009........     7.006834         8.926760         152,849
 01/01/2010 to 12/31/2010........     8.926760         9.863326         240,778
 01/01/2011 to 12/31/2011........     9.863326         9.510068         234,785
 01/01/2012 to 12/31/2012........     9.510068        10.635126         228,395
 01/01/2013 to 12/31/2013........    10.635126        12.418392         166,618
 01/01/2014 to 12/31/2014........    12.418392        12.973529         156,814
 01/01/2015 to 12/31/2015........    12.973529        12.690204         139,067
 01/01/2016 to 12/31/2016........    12.690204        13.477601         116,389
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998356         6.355426         474,130
 01/01/2009 to 12/31/2009........     6.355426         8.391968         852,845
 01/01/2010 to 12/31/2010........     8.391968         9.381751         782,777
 01/01/2011 to 12/31/2011........     9.381751         8.804928         729,129
 01/01/2012 to 12/31/2012........     8.804928        10.074643         741,126
 01/01/2013 to 12/31/2013........    10.074643        12.416587         737,355
 01/01/2014 to 12/31/2014........    12.416587        13.013058         680,281
 01/01/2015 to 12/31/2015........    13.013058        12.722429         661,186
 01/01/2016 to 12/31/2016........    12.722429        13.655813         536,986
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018355         7.680087         157,033
 01/01/2009 to 12/31/2009........     7.680087         9.335863         307,082
 01/01/2010 to 12/31/2010........     9.335863        10.108040         327,367
 01/01/2011 to 12/31/2011........    10.108040         9.976909         316,105
 01/01/2012 to 12/31/2012........     9.976909        10.892841         343,445
 01/01/2013 to 12/31/2013........    10.892841        12.181525         342,434
 01/01/2014 to 12/31/2014........    12.181525        12.731520         330,310
 01/01/2015 to 12/31/2015........    12.731520        12.450914         329,122
 01/01/2016 to 12/31/2016........    12.450914        13.125741         272,578
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.141882        11.541250           9,539
 01/01/2013 to 12/31/2013........    11.541250        10.983847           8,446
 01/01/2014 to 12/31/2014........    10.983847        11.252874           9,290
 01/01/2015 to 12/31/2015........    11.252874        10.024096           7,092
 01/01/2016 to 12/31/2016........    10.024096        10.759754          14,592
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.766608         1.915389         233,216
 01/01/2008 to 12/31/2008........     1.915389         1.052042         371,033
 01/01/2009 to 12/31/2009........     1.052042         1.263199         340,206
 01/01/2010 to 12/31/2010........     1.263199         1.329779         309,486
 01/01/2011 to 12/31/2011........     1.329779         1.046275         257,108
 01/01/2012 to 12/31/2012........     1.046275         1.230227         253,660
 01/01/2013 to 12/31/2013........     1.230227         1.395370         238,815
 01/01/2014 to 12/31/2014........     1.395370         1.328638         246,637
 01/01/2015 to 12/31/2015........     1.328638         1.280453         190,340
 01/01/2016 to 12/31/2016........     1.280453         1.325099         158,416
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.791679         1.944964         663,498
 01/01/2008 to 12/31/2008........     1.944964         1.069058         491,493
 01/01/2009 to 12/31/2009........     1.069058         1.284440         422,367
 01/01/2010 to 12/31/2010........     1.284440         1.354373         321,196

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     1.354373         1.067660          269,967
 01/01/2012 to 12/31/2012........     1.067660         1.255657          278,670
 01/01/2013 to 12/31/2013........     1.255657         1.426180          210,591
 01/01/2014 to 12/31/2014........     1.426180         1.360091          163,633
 01/01/2015 to 12/31/2015........     1.360091         1.311076          164,712
 01/01/2016 to 12/31/2016........     1.311076         1.359250          153,302
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.302829         1.368813        1,461,412
 01/01/2008 to 12/31/2008........     1.368813         1.424305        1,114,767
 01/01/2009 to 12/31/2009........     1.424305         1.472971        1,025,111
 01/01/2010 to 12/31/2010........     1.472971         1.533655          879,057
 01/01/2011 to 12/31/2011........     1.533655         1.620918          766,916
 01/01/2012 to 12/31/2012........     1.620918         1.654538          670,897
 01/01/2013 to 12/31/2013........     1.654538         1.588641          544,165
 01/01/2014 to 12/31/2014........     1.588641         1.650723          434,148
 01/01/2015 to 12/31/2015........     1.650723         1.627603          436,646
 01/01/2016 to 12/31/2016........     1.627603         1.637685          481,207
BlackRock Bond Income Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     4.532595         4.733636          976,697
 01/01/2008 to 12/31/2008........     4.733636         4.492074          807,503
 01/01/2009 to 12/31/2009........     4.492074         4.831586          723,412
 01/01/2010 to 12/31/2010........     4.831586         5.143722          608,895
 01/01/2011 to 12/31/2011........     5.143722         5.386798          548,972
 01/01/2012 to 12/31/2012........     5.386798         5.692563          538,059
 01/01/2013 to 12/31/2013........     5.692563         5.551301          508,980
 01/01/2014 to 12/31/2014........     5.551301         5.841060          442,945
 01/01/2015 to 12/31/2015........     5.841060         5.773703          406,533
 01/01/2016 to 12/31/2016........     5.773703         5.850723          347,330
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.707812         3.158926           56,735
 01/01/2008 to 12/31/2008........     3.158926         1.969979           66,674
 01/01/2009 to 12/31/2009........     1.969979         2.649087           86,701
 01/01/2010 to 12/31/2010........     2.649087         3.117748           85,395
 01/01/2011 to 12/31/2011........     3.117748         2.790222           76,307
 01/01/2012 to 12/31/2012........     2.790222         3.135257           73,838
 01/01/2013 to 12/31/2013........     3.135257         4.135715           73,741
 01/01/2014 to 12/31/2014........     4.135715         4.425979           60,646
 01/01/2015 to 12/31/2015........     4.425979         4.622170           50,888
 01/01/2016 to 12/31/2016........     4.622170         4.546599           51,819
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2007 to 12/31/2007........    17.112239        17.483597            1,923
 01/01/2008 to 12/31/2008........    17.483597         9.480861            1,850
 01/01/2009 to 05/01/2009........     9.480861         9.890852                0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.733640         3.192042          342,798
 01/01/2008 to 12/31/2008........     3.192042         1.992606          263,101
 01/01/2009 to 12/31/2009........     1.992606         2.681847          208,429
 01/01/2010 to 12/31/2010........     2.681847         3.160374          176,932
 01/01/2011 to 12/31/2011........     3.160374         2.831228          161,769
 01/01/2012 to 12/31/2012........     2.831228         3.184186          137,483
 01/01/2013 to 12/31/2013........     3.184186         4.204719           98,453
 01/01/2014 to 12/31/2014........     4.204719         4.504314           56,111

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     4.504314         4.708211           94,876
 01/01/2016 to 12/31/2016........     4.708211         4.635450           38,695
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.964181        10.279944           27,337
 01/01/2013 to 12/31/2013........    10.279944        11.170834           23,172
 01/01/2014 to 12/31/2014........    11.170834        11.655534           16,830
 01/01/2015 to 12/31/2015........    11.655534        11.469519           11,868
 01/01/2016 to 12/31/2016........    11.469519        11.799458           11,439
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.435589         1.458352          486,783
 01/01/2008 to 12/31/2008........     1.458352         0.932200          429,983
 01/01/2009 to 12/31/2009........     0.932200         1.019833          405,569
 01/01/2010 to 12/31/2010........     1.019833         1.094327          447,088
 01/01/2011 to 12/31/2011........     1.094327         1.100165          348,684
 01/01/2012 to 12/31/2012........     1.100165         1.235091          332,516
 01/01/2013 to 12/31/2013........     1.235091         1.602957          324,720
 01/01/2014 to 12/31/2014........     1.602957         1.732292          283,026
 01/01/2015 to 12/31/2015........     1.732292         1.601067          220,571
 01/01/2016 to 12/31/2016........     1.601067         1.862657          207,122
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.441814         1.466703          482,101
 01/01/2008 to 12/31/2008........     1.466703         0.938560          370,477
 01/01/2009 to 12/31/2009........     0.938560         1.027924          372,219
 01/01/2010 to 12/31/2010........     1.027924         1.103791          309,848
 01/01/2011 to 12/31/2011........     1.103791         1.110524          335,822
 01/01/2012 to 12/31/2012........     1.110524         1.248564          277,534
 01/01/2013 to 12/31/2013........     1.248564         1.622171          250,560
 01/01/2014 to 12/31/2014........     1.622171         1.754466          234,144
 01/01/2015 to 12/31/2015........     1.754466         1.623486          188,748
 01/01/2016 to 12/31/2016........     1.623486         1.889430          177,166
BlackRock Ultra-Short Term Bond Sub-Account (Class B) (previously BlackRock Money
Market Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     2.231677         2.304109        1,000,105
 01/01/2008 to 12/31/2008........     2.304109         2.328706        1,833,282
 01/01/2009 to 12/31/2009........     2.328706         2.299844        1,091,601
 01/01/2010 to 12/31/2010........     2.299844         2.265602          540,188
 01/01/2011 to 12/31/2011........     2.265602         2.231962          724,963
 01/01/2012 to 12/31/2012........     2.231962         2.198551          886,865
 01/01/2013 to 12/31/2013........     2.198551         2.165817          878,777
 01/01/2014 to 12/31/2014........     2.165817         2.133571          770,288
 01/01/2015 to 12/31/2015........     2.133571         2.101805          649,133
 01/01/2016 to 12/31/2016........     2.101805         2.072834          576,214
Clarion Global Real Estate Sub-Account
 01/01/2007 to 12/31/2007........    19.400065        16.241955          124,114
 01/01/2008 to 12/31/2008........    16.241955         9.331819          119,189
 01/01/2009 to 12/31/2009........     9.331819        12.386008          117,943
 01/01/2010 to 12/31/2010........    12.386008        14.166987           95,741
 01/01/2011 to 12/31/2011........    14.166987        13.176814           80,126
 01/01/2012 to 12/31/2012........    13.176814        16.353057           71,353
 01/01/2013 to 12/31/2013........    16.353057        16.680772           68,544
 01/01/2014 to 12/31/2014........    16.680772        18.612590           53,495
 01/01/2015 to 12/31/2015........    18.612590        18.078496           45,808
 01/01/2016 to 12/31/2016........    18.078496        17.964995           39,059
ClearBridge Aggressive Growth Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     0.781155         0.786905          441,471
 01/01/2008 to 12/31/2008........     0.786905         0.472439          387,215
 01/01/2009 to 12/31/2009........     0.472439         0.618810          411,314
 01/01/2010 to 12/31/2010........     0.618810         0.754608          357,776
 01/01/2011 to 12/31/2011........     0.754608         0.767538          125,524
 01/01/2012 to 12/31/2012........     0.767538         0.895980          109,204
 01/01/2013 to 12/31/2013........     0.895980         1.285147          186,353
 01/01/2014 to 12/31/2014........     1.285147         1.505201          666,403
 01/01/2015 to 12/31/2015........     1.505201         1.422938          563,376
 01/01/2016 to 12/31/2016........     1.422938         1.439327          490,030
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   142.216688       174.345849            1,812
 01/01/2008 to 12/31/2008........   174.345849        99.615534            6,033
 01/01/2009 to 12/31/2009........    99.615534       140.186823            6,428
 01/01/2010 to 12/31/2010........   140.186823       151.078155            5,783
 01/01/2011 to 12/31/2011........   151.078155       137.603731            4,085
 01/01/2012 to 12/31/2012........   137.603731       166.063610            3,363
 01/01/2013 to 12/31/2013........   166.063610       210.682792            3,199
 01/01/2014 to 04/25/2014........   210.682792       219.316326                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     9.952113         9.224090           11,770
 01/01/2008 to 12/31/2008........     9.224090         4.123695           11,992
 01/01/2009 to 12/31/2009........     4.123695         5.604755           11,512
 01/01/2010 to 12/31/2010........     5.604755         5.926326           11,703
 01/01/2011 to 04/29/2011........     5.926326         6.299468                0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.636749         0.577214          631,000
 01/01/2012 to 12/31/2012........     0.577214         0.674143          554,812
 01/01/2013 to 12/31/2013........     0.674143         0.968601          422,345
 01/01/2014 to 12/31/2014........     0.968601         1.134949          652,719
 01/01/2015 to 12/31/2015........     1.134949         1.073479          362,701
 01/01/2016 to 12/31/2016........     1.073479         1.087493          300,639
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     1.003813         0.931321          529,847
 01/01/2008 to 12/31/2008........     0.931321         0.416710          494,289
 01/01/2009 to 12/31/2009........     0.416710         0.566342          412,700
 01/01/2010 to 12/31/2010........     0.566342         0.599057          382,566
 01/01/2011 to 04/29/2011........     0.599057         0.636827                0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    41.763681        49.463597            2,382
 01/01/2008 to 12/31/2008........    49.463597        26.389229            2,905
 01/01/2009 to 12/31/2009........    26.389229        38.750475            4,169
 01/01/2010 to 12/31/2010........    38.750475        43.897683            3,268
 01/01/2011 to 12/31/2011........    43.897683        41.842287            2,555
 01/01/2012 to 12/31/2012........    41.842287        45.623170            2,796
 01/01/2013 to 12/31/2013........    45.623170        59.521365            3,136
 01/01/2014 to 12/31/2014........    59.521365        65.012328            2,966
 01/01/2015 to 12/31/2015........    65.012328        65.712252            3,560
 01/01/2016 to 12/31/2016........    65.712252        68.072687            2,125
Harris Oakmark International Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.989162         1.937469        1,374,747

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........   1.937469         1.128233         1,158,686
 01/01/2009 to 12/31/2009........   1.128233         1.723420         1,027,904
 01/01/2010 to 12/31/2010........   1.723420         1.976549           898,937
 01/01/2011 to 12/31/2011........   1.976549         1.669591           771,379
 01/01/2012 to 12/31/2012........   1.669591         2.125706           549,781
 01/01/2013 to 12/31/2013........   2.125706         2.732541           474,587
 01/01/2014 to 12/31/2014........   2.732541         2.535998           361,684
 01/01/2015 to 12/31/2015........   2.535998         2.385269           327,208
 01/01/2016 to 12/31/2016........   2.385269         2.541913           287,112
Harris Oakmark International Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.998722         1.949118           397,117
 01/01/2008 to 12/31/2008........   1.949118         1.136135           342,739
 01/01/2009 to 12/31/2009........   1.136135         1.737779           232,309
 01/01/2010 to 12/31/2010........   1.737779         1.994487           181,466
 01/01/2011 to 12/31/2011........   1.994487         1.687409           298,844
 01/01/2012 to 12/31/2012........   1.687409         2.148712           280,953
 01/01/2013 to 12/31/2013........   2.148712         2.765463           241,529
 01/01/2014 to 12/31/2014........   2.765463         2.569941           203,721
 01/01/2015 to 12/31/2015........   2.569941         2.418916           168,857
 01/01/2016 to 12/31/2016........   2.418916         2.580922           128,544
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   1.010696         1.047269           176,191
 01/01/2013 to 12/31/2013........   1.047269         1.050877           111,787
 01/01/2014 to 12/31/2014........   1.050877         1.093005            67,026
 01/01/2015 to 12/31/2015........   1.093005         1.031456            17,622
 01/01/2016 to 12/31/2016........   1.031456         1.135152           153,612
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   2.498683         2.566917           457,655
 01/01/2013 to 12/31/2013........   2.566917         3.295039           401,972
 01/01/2014 to 12/31/2014........   3.295039         3.559001           320,519
 01/01/2015 to 12/31/2015........   3.559001         3.191124           293,412
 01/01/2016 to 12/31/2016........   3.191124         3.631007           251,219
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2007 to 12/31/2007........   2.599333         2.642124           934,659
 01/01/2008 to 12/31/2008........   2.642124         1.366984           868,637
 01/01/2009 to 12/31/2009........   1.366984         1.989537           795,145
 01/01/2010 to 12/31/2010........   1.989537         2.470490           616,604
 01/01/2011 to 12/31/2011........   2.470490         2.271348           540,813
 01/01/2012 to 04/27/2012........   2.271348         2.510957                 0
Invesco Small Cap Growth Sub-account
 01/01/2007 to 12/31/2007........   1.456205         1.593218           207,441
 01/01/2008 to 12/31/2008........   1.593218         0.961601           182,617
 01/01/2009 to 12/31/2009........   0.961601         1.267655           180,577
 01/01/2010 to 12/31/2010........   1.267655         1.575765           162,793
 01/01/2011 to 12/31/2011........   1.575765         1.535570           158,339
 01/01/2012 to 12/31/2012........   1.535570         1.788352           111,439
 01/01/2013 to 12/31/2013........   1.788352         2.469532           217,562
 01/01/2014 to 12/31/2014........   2.469532         2.625217            67,549
 01/01/2015 to 12/31/2015........   2.625217         2.541915            64,675
 01/01/2016 to 12/31/2016........   2.541915         2.790403            39,834
Jennison Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   0.490890         0.538612            17,958

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     0.538612         0.336662          24,147
 01/01/2009 to 12/31/2009........     0.336662         0.462861          26,489
 01/01/2010 to 12/31/2010........     0.462861         0.507561          37,496
 01/01/2011 to 12/31/2011........     0.507561         0.501128          43,666
 01/01/2012 to 12/31/2012........     0.501128         0.570425         322,545
 01/01/2013 to 12/31/2013........     0.570425         0.768344         307,504
 01/01/2014 to 12/31/2014........     0.768344         0.823084         265,496
 01/01/2015 to 12/31/2015........     0.823084         0.896288         253,811
 01/01/2016 to 12/31/2016........     0.896288         0.881797         424,761
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2007 to 12/31/2007........     9.104520        10.249730          23,633
 01/01/2008 to 12/31/2008........    10.249730         5.458219          28,632
 01/01/2009 to 12/31/2009........     5.458219         7.726829          24,397
 01/01/2010 to 12/31/2010........     7.726829         8.327098          26,481
 01/01/2011 to 12/31/2011........     8.327098         8.090119          23,020
 01/01/2012 to 04/27/2012........     8.090119         9.098391               0
Jennison Growth Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     0.492303         0.540916         332,928
 01/01/2008 to 12/31/2008........     0.540916         0.337958         258,736
 01/01/2009 to 12/31/2009........     0.337958         0.465704         219,567
 01/01/2010 to 12/31/2010........     0.465704         0.511264         166,323
 01/01/2011 to 12/31/2011........     0.511264         0.505214         149,559
 01/01/2012 to 12/31/2012........     0.505214         0.575185         216,660
 01/01/2013 to 12/31/2013........     0.575185         0.775726         193,322
 01/01/2014 to 12/31/2014........     0.775726         0.831862         179,770
 01/01/2015 to 12/31/2015........     0.831862         0.906872         159,620
 01/01/2016 to 12/31/2016........     0.906872         0.893252          95,621
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012751         1.049314               0
 01/01/2013 to 12/31/2013........     1.049314         1.147262          16,287
 01/01/2014 to 12/31/2014........     1.147262         1.209021          21,242
 01/01/2015 to 12/31/2015........     1.209021         1.201671          26,685
 01/01/2016 to 12/31/2016........     1.201671         1.218145          47,769
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.956102        14.229608          54,344
 01/01/2014 to 12/31/2014........    14.229608        14.503773          49,801
 01/01/2015 to 12/31/2015........    14.503773        14.463249          40,543
 01/01/2016 to 12/31/2016........    14.463249        14.928564          35,427
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998356         7.980883          20,906
 01/01/2009 to 12/31/2009........     7.980883        10.049958          26,934
 01/01/2010 to 12/31/2010........    10.049958        11.070646          41,774
 01/01/2011 to 12/31/2011........    11.070646        11.138926          48,939
 01/01/2012 to 12/31/2012........    11.138926        12.343007          62,744
 01/01/2013 to 04/26/2013........    12.343007        12.879983               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.163799         3.478736         253,581
 01/01/2008 to 12/31/2008........     3.478736         2.191182         262,612
 01/01/2009 to 12/31/2009........     2.191182         2.804557         214,324
 01/01/2010 to 12/31/2010........     2.804557         3.514577         175,355
 01/01/2011 to 12/31/2011........     3.514577         3.474086         143,503
 01/01/2012 to 12/31/2012........     3.474086         3.910381          75,252
 01/01/2013 to 12/31/2013........     3.910381         5.419457          60,933

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     5.419457         5.525725           39,284
 01/01/2015 to 12/31/2015........     5.525725         5.348618           19,786
 01/01/2016 to 12/31/2016........     5.348618         6.268646           16,309
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     3.193376         3.514587          258,881
 01/01/2008 to 12/31/2008........     3.514587         2.215992          224,808
 01/01/2009 to 12/31/2009........     2.215992         2.839015          190,138
 01/01/2010 to 12/31/2010........     2.839015         3.561407          161,168
 01/01/2011 to 12/31/2011........     3.561407         3.523948          138,213
 01/01/2012 to 12/31/2012........     3.523948         3.970375          127,049
 01/01/2013 to 12/31/2013........     3.970375         5.508151           80,509
 01/01/2014 to 12/31/2014........     5.508151         5.621534           68,828
 01/01/2015 to 12/31/2015........     5.621534         5.446981           62,189
 01/01/2016 to 12/31/2016........     5.446981         6.390208           55,409
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     1.080443         1.110194          545,819
 01/01/2008 to 12/31/2008........     1.110194         0.641844          526,962
 01/01/2009 to 12/31/2009........     0.641844         0.819926          507,071
 01/01/2010 to 12/31/2010........     0.819926         1.060927          425,118
 01/01/2011 to 12/31/2011........     1.060927         1.073856          298,827
 01/01/2012 to 12/31/2012........     1.073856         1.173023          272,470
 01/01/2013 to 12/31/2013........     1.173023         1.714626          242,299
 01/01/2014 to 12/31/2014........     1.714626         1.704884          244,700
 01/01/2015 to 12/31/2015........     1.704884         1.703470          227,350
 01/01/2016 to 12/31/2016........     1.703470         1.779587          166,554
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.858674         3.531995          309,666
 01/01/2008 to 12/31/2008........     3.531995         1.874145          317,836
 01/01/2009 to 12/31/2009........     1.874145         2.606858          305,785
 01/01/2010 to 12/31/2010........     2.606858         2.947114          241,912
 01/01/2011 to 12/31/2011........     2.947114         3.091764          207,530
 01/01/2012 to 12/31/2012........     3.091764         3.398213          182,594
 01/01/2013 to 12/31/2013........     3.398213         4.569827          164,083
 01/01/2014 to 12/31/2014........     4.569827         4.577146          138,679
 01/01/2015 to 12/31/2015........     4.577146         4.073204          125,593
 01/01/2016 to 12/31/2016........     4.073204         4.921494          122,929
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     3.943988         3.613689        1,225,198
 01/01/2008 to 12/31/2008........     3.613689         1.919397        1,078,712
 01/01/2009 to 12/31/2009........     1.919397         2.672407          886,005
 01/01/2010 to 12/31/2010........     2.672407         3.024182          764,397
 01/01/2011 to 12/31/2011........     3.024182         3.175819          677,530
 01/01/2012 to 12/31/2012........     3.175819         3.494118          567,169
 01/01/2013 to 12/31/2013........     3.494118         4.703634          461,054
 01/01/2014 to 12/31/2014........     4.703634         4.715837          395,910
 01/01/2015 to 12/31/2015........     4.715837         4.200739          348,848
 01/01/2016 to 12/31/2016........     4.200739         5.080788          257,598
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987946         9.760397                0
 01/01/2012 to 12/31/2012........     9.760397        10.037167                0
 01/01/2013 to 12/31/2013........    10.037167        10.002501            7,007
 01/01/2014 to 12/31/2014........    10.002501         9.957810            7,114
 01/01/2015 to 12/31/2015........     9.957810         9.748493            8,470

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     9.748493         9.904269            7,839
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........    41.168965        42.830519            2,148
 01/01/2008 to 12/31/2008........    42.830519        31.657964            2,311
 01/01/2009 to 12/31/2009........    31.657964        36.488698            3,169
 01/01/2010 to 12/31/2010........    36.488698        39.293794            5,494
 01/01/2011 to 12/31/2011........    39.293794        40.099301            6,544
 01/01/2012 to 12/31/2012........    40.099301        44.281888            6,402
 01/01/2013 to 12/31/2013........    44.281888        52.467948            5,655
 01/01/2014 to 12/31/2014........    52.467948        57.000413            5,148
 01/01/2015 to 12/31/2015........    57.000413        57.440277            6,891
 01/01/2016 to 12/31/2016........    57.440277        60.399573            7,260
Met/Wellington Core Equity Opportunities Sub-Account (Class B) (previously WMC Core
Equity Opportunities Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     3.714808         3.818147        1,051,764
 01/01/2008 to 12/31/2008........     3.818147         2.274722        1,050,983
 01/01/2009 to 12/31/2009........     2.274722         2.950106        1,000,693
 01/01/2010 to 12/31/2010........     2.950106         3.246562          781,411
 01/01/2011 to 12/31/2011........     3.246562         3.061787          671,571
 01/01/2012 to 12/31/2012........     3.061787         3.396498          504,642
 01/01/2013 to 12/31/2013........     3.396498         4.462102          417,969
 01/01/2014 to 12/31/2014........     4.462102         4.850778          301,492
 01/01/2015 to 12/31/2015........     4.850778         4.880899          269,590
 01/01/2016 to 12/31/2016........     4.880899         5.147476          248,736
Met/Wellington Core Equity Opportunities Sub-Account (Class E) (previously WMC Core
Equity Opportunities Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     3.755854         3.863604        1,409,705
 01/01/2008 to 12/31/2008........     3.863604         2.304166        1,170,773
 01/01/2009 to 12/31/2009........     2.304166         2.992306          942,429
 01/01/2010 to 12/31/2010........     2.992306         3.296112          879,531
 01/01/2011 to 12/31/2011........     3.296112         3.111434          738,389
 01/01/2012 to 12/31/2012........     3.111434         3.454162          671,808
 01/01/2013 to 12/31/2013........     3.454162         4.543635          529,126
 01/01/2014 to 12/31/2014........     4.543635         4.943574          340,411
 01/01/2015 to 12/31/2015........     4.943574         4.980354          292,961
 01/01/2016 to 12/31/2016........     4.980354         5.257111          239,028
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap
Research Sub-Account (Class B))
 04/30/2007 to 12/31/2007........     7.626066         7.686366           73,091
 01/01/2008 to 12/31/2008........     7.686366         4.746774           63,532
 01/01/2009 to 12/31/2009........     4.746774         5.573756           55,708
 01/01/2010 to 12/31/2010........     5.573756         6.174679           52,533
 01/01/2011 to 12/31/2011........     6.174679         6.098461           43,565
 01/01/2012 to 12/31/2012........     6.098461         6.812951           46,320
 01/01/2013 to 12/31/2013........     6.812951         9.012433           33,193
 01/01/2014 to 12/31/2014........     9.012433        10.077278           22,960
 01/01/2015 to 12/31/2015........    10.077278        10.373379           24,674
 01/01/2016 to 12/31/2016........    10.373379        11.064818           18,619
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-
Account)
 01/01/2007 to 04/27/2007........     7.335451         7.690404                0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2007 to 12/31/2007........    12.696624        12.915414           19,055
 01/01/2008 to 12/31/2008........    12.915414         7.576359           21,149
 01/01/2009 to 12/31/2009........     7.576359         9.813798           21,369
 01/01/2010 to 12/31/2010........     9.813798        11.184701           15,860

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 04/29/2011........    11.184701        12.124218                0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    12.087850        10.345418           16,146
 01/01/2012 to 12/31/2012........    10.345418        11.896742           15,190
 01/01/2013 to 12/31/2013........    11.896742        15.177794           13,567
 01/01/2014 to 12/31/2014........    15.177794        15.712662           14,260
 01/01/2015 to 12/31/2015........    15.712662        15.167877            3,109
 01/01/2016 to 12/31/2016........    15.167877        16.283598            3,098
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    10.838743        11.271323           54,975
 01/01/2008 to 12/31/2008........    11.271323         9.505582          113,807
 01/01/2009 to 12/31/2009........     9.505582        11.286086           86,921
 01/01/2010 to 12/31/2010........    11.286086        12.235677           98,442
 01/01/2011 to 12/31/2011........    12.235677        12.445946          138,951
 01/01/2012 to 12/31/2012........    12.445946        13.385081          123,822
 01/01/2013 to 12/31/2013........    13.385081        13.750960          108,237
 01/01/2014 to 12/31/2014........    13.750960        14.152003           73,085
 01/01/2015 to 12/31/2015........    14.152003        13.859669           73,399
 01/01/2016 to 12/31/2016........    13.859669        14.271834           52,707
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.330181        11.697557          135,884
 01/01/2008 to 12/31/2008........    11.697557         9.034411          193,089
 01/01/2009 to 12/31/2009........     9.034411        11.007149          222,496
 01/01/2010 to 12/31/2010........    11.007149        12.093175          176,512
 01/01/2011 to 12/31/2011........    12.093175        12.038473          154,337
 01/01/2012 to 12/31/2012........    12.038473        13.217500          170,490
 01/01/2013 to 12/31/2013........    13.217500        14.443233          180,626
 01/01/2014 to 12/31/2014........    14.443233        14.929140          214,965
 01/01/2015 to 12/31/2015........    14.929140        14.549014          288,566
 01/01/2016 to 12/31/2016........    14.549014        15.204935          240,976
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.834561        12.164084          764,439
 01/01/2008 to 12/31/2008........    12.164084         8.551473          844,251
 01/01/2009 to 12/31/2009........     8.551473        10.659127          819,879
 01/01/2010 to 12/31/2010........    10.659127        11.883535          810,309
 01/01/2011 to 12/31/2011........    11.883535        11.546725          785,644
 01/01/2012 to 12/31/2012........    11.546725        12.879996          737,748
 01/01/2013 to 12/31/2013........    12.879996        14.970161          670,013
 01/01/2014 to 12/31/2014........    14.970161        15.492088          611,138
 01/01/2015 to 12/31/2015........    15.492088        15.067946          517,652
 01/01/2016 to 12/31/2016........    15.067946        15.898293          462,043
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    12.340049        12.623322          915,422
 01/01/2008 to 12/31/2008........    12.623322         8.068154        1,295,389
 01/01/2009 to 12/31/2009........     8.068154        10.260433        1,168,019
 01/01/2010 to 12/31/2010........    10.260433        11.593503        1,146,416
 01/01/2011 to 12/31/2011........    11.593503        10.990433        1,017,406
 01/01/2012 to 12/31/2012........    10.990433        12.491734          946,771
 01/01/2013 to 12/31/2013........    12.491734        15.297505          872,568
 01/01/2014 to 12/31/2014........    15.297505        15.857497          841,775
 01/01/2015 to 12/31/2015........    15.857497        15.356434          681,185
 01/01/2016 to 12/31/2016........    15.356434        16.359323          589,642
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/28/2008 to 12/31/2008........     9.998356         7.028791           14,597
 01/01/2009 to 12/31/2009........     7.028791         8.901095           20,811
 01/01/2010 to 12/31/2010........     8.901095         9.649500           19,817
 01/01/2011 to 12/31/2011........     9.649500         9.338777           27,841
 01/01/2012 to 12/31/2012........     9.338777        10.682288           26,759
 01/01/2013 to 04/26/2013........    10.682288        11.496400                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.570804        13.180663           24,656
 01/01/2014 to 04/25/2014........    13.180663        13.123269                0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.991105        10.447619            3,931
 01/01/2013 to 12/31/2013........    10.447619        11.770200           17,152
 01/01/2014 to 12/31/2014........    11.770200        12.713680           17,995
 01/01/2015 to 12/31/2015........    12.713680        12.012451           42,780
 01/01/2016 to 12/31/2016........    12.012451        12.823491           31,338
MetLife Mid Cap Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     1.551385         1.643032          831,895
 01/01/2008 to 12/31/2008........     1.643032         1.029706          604,686
 01/01/2009 to 12/31/2009........     1.029706         1.387420          604,188
 01/01/2010 to 12/31/2010........     1.387420         1.722071          554,096
 01/01/2011 to 12/31/2011........     1.722071         1.659376          473,546
 01/01/2012 to 12/31/2012........     1.659376         1.917803          358,224
 01/01/2013 to 12/31/2013........     1.917803         2.509504          299,238
 01/01/2014 to 12/31/2014........     2.509504         2.700206          270,066
 01/01/2015 to 12/31/2015........     2.700206         2.590274          225,432
 01/01/2016 to 12/31/2016........     2.590274         3.065592          209,883
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.792077        11.276953            3,862
 01/01/2014 to 12/31/2014........    11.276953        12.137866           12,725
 01/01/2015 to 12/31/2015........    12.137866        11.812254           13,142
 01/01/2016 to 12/31/2016........    11.812254        12.143903           12,575
MetLife Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     4.225233         4.369038          604,242
 01/01/2008 to 12/31/2008........     4.369038         2.700197          479,125
 01/01/2009 to 12/31/2009........     2.700197         3.349482          404,963
 01/01/2010 to 12/31/2010........     3.349482         3.777770          428,527
 01/01/2011 to 12/31/2011........     3.777770         3.782499          329,994
 01/01/2012 to 12/31/2012........     3.782499         4.300759          298,832
 01/01/2013 to 12/31/2013........     4.300759         5.579736          263,853
 01/01/2014 to 12/31/2014........     5.579736         6.216660          248,175
 01/01/2015 to 12/31/2015........     6.216660         6.180037          256,553
 01/01/2016 to 12/31/2016........     6.180037         6.781005          264,764
MFS(Reg. TM) Research International Sub-Account
 01/01/2007 to 12/31/2007........     1.612464         1.799437        1,095,286
 01/01/2008 to 12/31/2008........     1.799437         1.021610        1,296,795
 01/01/2009 to 12/31/2009........     1.021610         1.324080        1,178,790
 01/01/2010 to 12/31/2010........     1.324080         1.453137          937,576
 01/01/2011 to 12/31/2011........     1.453137         1.278165          842,729
 01/01/2012 to 12/31/2012........     1.278165         1.469399          743,988
 01/01/2013 to 12/31/2013........     1.469399         1.726281          617,877
 01/01/2014 to 12/31/2014........     1.726281         1.582395          508,974
 01/01/2015 to 12/31/2015........     1.582395         1.531184          503,538
 01/01/2016 to 12/31/2016........     1.531184         1.495184          457,491

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
MFS(Reg. TM) Total Return Sub-Account
 01/01/2007 to 12/31/2007........   4.388381           4.500688         353,317
 01/01/2008 to 12/31/2008........   4.500688           3.442685         241,334
 01/01/2009 to 12/31/2009........   3.442685           4.012188         227,675
 01/01/2010 to 12/31/2010........   4.012188           4.339739         239,085
 01/01/2011 to 12/31/2011........   4.339739           4.367563         275,410
 01/01/2012 to 12/31/2012........   4.367563           4.788722         272,455
 01/01/2013 to 12/31/2013........   4.788722           5.599571         258,642
 01/01/2014 to 12/31/2014........   5.599571           5.977562         201,883
 01/01/2015 to 12/31/2015........   5.977562           5.865036         184,141
 01/01/2016 to 12/31/2016........   5.865036           6.293264         156,134
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.463837           1.383871         431,438
 01/01/2008 to 12/31/2008........   1.383871           0.903760         391,084
 01/01/2009 to 12/31/2009........   0.903760           1.073572         389,017
 01/01/2010 to 12/31/2010........   1.073572           1.175827         390,387
 01/01/2011 to 12/31/2011........   1.175827           1.165759         305,749
 01/01/2012 to 12/31/2012........   1.165759           1.335705         284,862
 01/01/2013 to 12/31/2013........   1.335705           1.781446         310,493
 01/01/2014 to 12/31/2014........   1.781446           1.940278         190,045
 01/01/2015 to 12/31/2015........   1.940278           1.904423         186,772
 01/01/2016 to 12/31/2016........   1.904423           2.140512         162,766
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........   3.070363           3.143557          57,435
 01/01/2008 to 12/31/2008........   3.143557           1.885786          69,832
 01/01/2009 to 12/31/2009........   1.885786           2.256864          48,625
 01/01/2010 to 12/31/2010........   2.256864           2.540713          47,160
 01/01/2011 to 12/31/2011........   2.540713           2.343163          26,244
 01/01/2012 to 12/31/2012........   2.343163           2.665185          23,861
 01/01/2013 to 04/26/2013........   2.665185           2.933316               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998356           6.595589               0
 01/01/2009 to 12/31/2009........   6.595589           8.114223               0
 01/01/2010 to 12/31/2010........   8.114223           8.874608               0
 01/01/2011 to 12/31/2011........   8.874608           8.694938               0
 01/01/2012 to 12/31/2012........   8.694938           9.756735               0
 01/01/2013 to 04/26/2013........   9.756735          10.684230               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.475310           1.396133         646,891
 01/01/2008 to 12/31/2008........   1.396133           0.913035         453,015
 01/01/2009 to 12/31/2009........   0.913035           1.085362         423,454
 01/01/2010 to 12/31/2010........   1.085362           1.189533         370,213
 01/01/2011 to 12/31/2011........   1.189533           1.181303         350,808
 01/01/2012 to 12/31/2012........   1.181303           1.354389         262,395
 01/01/2013 to 12/31/2013........   1.354389           1.809673         374,882
 01/01/2014 to 12/31/2014........   1.809673           1.972199         329,668
 01/01/2015 to 12/31/2015........   1.972199           1.937581         274,665
 01/01/2016 to 12/31/2016........   1.937581           2.179795         237,065
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2007 to 12/31/2007........   3.104073           3.181192         177,837
 01/01/2008 to 12/31/2008........   3.181192           1.910521         134,001
 01/01/2009 to 12/31/2009........   1.910521           2.289710         142,513
 01/01/2010 to 12/31/2010........   2.289710           2.580376         134,028

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   2.580376         2.381951            129,295
 01/01/2012 to 12/31/2012........   2.381951         2.712075             88,483
 01/01/2013 to 04/26/2013........   2.712075         2.985984                  0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.270564         1.474674            317,979
 01/01/2011 to 12/31/2011........   1.474674         1.352203            333,496
 01/01/2012 to 12/31/2012........   1.352203         1.455599            270,800
 01/01/2013 to 12/31/2013........   1.455599         1.993510            228,160
 01/01/2014 to 12/31/2014........   1.993510         1.983746            147,527
 01/01/2015 to 12/31/2015........   1.983746         1.856054            123,862
 01/01/2016 to 12/31/2016........   1.856054         1.673730             73,275
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2007 to 12/31/2007........   1.890367         2.013099            372,476
 01/01/2008 to 12/31/2008........   2.013099         0.883788            398,951
 01/01/2009 to 12/31/2009........   0.883788         1.162572            339,465
 01/01/2010 to 04/30/2010........   1.162572         1.257845                  0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........   1.519726         1.654467          1,049,635
 01/01/2008 to 12/31/2008........   1.654467         0.942003            939,905
 01/01/2009 to 12/31/2009........   0.942003         1.190486            811,051
 01/01/2010 to 12/31/2010........   1.190486         1.265573            628,288
 01/01/2011 to 12/31/2011........   1.265573         1.089059            601,408
 01/01/2012 to 12/31/2012........   1.089059         1.266123            505,997
 01/01/2013 to 12/31/2013........   1.266123         1.515699            448,020
 01/01/2014 to 12/31/2014........   1.515699         1.399546            436,416
 01/01/2015 to 12/31/2015........   1.399546         1.361063            397,465
 01/01/2016 to 12/31/2016........   1.361063         1.354208            373,536
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2007 to 12/31/2007........   2.118949         2.010179            600,038
 01/01/2008 to 12/31/2008........   2.010179         1.216697            591,850
 01/01/2009 to 12/31/2009........   1.216697         1.352410            616,772
 01/01/2010 to 12/31/2010........   1.352410         1.616618            488,592
 01/01/2011 to 12/31/2011........   1.616618         1.680298            396,941
 01/01/2012 to 12/31/2012........   1.680298         1.816584            362,193
 01/01/2013 to 12/31/2013........   1.816584         2.472953            396,727
 01/01/2014 to 12/31/2014........   2.472953         2.428814            328,528
 01/01/2015 to 12/31/2015........   2.428814         2.401744            291,841
 01/01/2016 to 12/31/2016........   2.401744         2.801195            276,132
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........   1.626332         1.558567            655,923
 01/01/2008 to 12/31/2008........   1.558567         0.947261            667,875
 01/01/2009 to 12/31/2009........   0.947261         1.276202            632,747
 01/01/2010 to 12/31/2010........   1.276202         1.544600            520,149
 01/01/2011 to 12/31/2011........   1.544600         1.441366            484,267
 01/01/2012 to 12/31/2012........   1.441366         1.494842            470,720
 01/01/2013 to 04/26/2013........   1.494842         1.620305                  0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2007 to 12/31/2007........   2.128758         2.021883          1,717,184
 01/01/2008 to 12/31/2008........   2.021883         1.224865          1,292,329
 01/01/2009 to 12/31/2009........   1.224865         1.362538          1,153,377
 01/01/2010 to 12/31/2010........   1.362538         1.630209          1,021,423
 01/01/2011 to 12/31/2011........   1.630209         1.695256            955,958
 01/01/2012 to 12/31/2012........   1.695256         1.835234            826,283

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.835234         2.501672          933,441
 01/01/2014 to 12/31/2014........     2.501672         2.459723          645,590
 01/01/2015 to 12/31/2015........     2.459723         2.433475          535,348
 01/01/2016 to 12/31/2016........     2.433475         2.841696          439,688
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    19.115723        20.008676           29,730
 01/01/2008 to 12/31/2008........    20.008676        11.715866           30,264
 01/01/2009 to 12/31/2009........    11.715866        16.135099           25,868
 01/01/2010 to 12/31/2010........    16.135099        18.426604           27,519
 01/01/2011 to 12/31/2011........    18.426604        16.626982           26,957
 01/01/2012 to 12/31/2012........    16.626982        19.846361           28,528
 01/01/2013 to 12/31/2013........    19.846361        24.851865           26,581
 01/01/2014 to 12/31/2014........    24.851865        25.006332           26,547
 01/01/2015 to 12/31/2015........    25.006332        25.603516           17,227
 01/01/2016 to 12/31/2016........    25.603516        25.280591           19,587
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998356         6.564751                0
 01/01/2009 to 12/31/2009........     6.564751         8.576608            2,542
 01/01/2010 to 12/31/2010........     8.576608         9.096055            2,592
 01/01/2011 to 12/31/2011........     9.096055         8.342866            2,490
 01/01/2012 to 12/31/2012........     8.342866        10.043648                0
 01/01/2013 to 04/26/2013........    10.043648        10.674053                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999795         1.034873                0
 01/01/2015 to 12/31/2015........     1.034873         0.963629                0
 01/01/2016 to 12/31/2016........     0.963629         1.054874                0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2007 to 12/31/2007........    11.062311        12.073372           14,028
 01/01/2008 to 12/31/2008........    12.073372        11.073782           76,344
 01/01/2009 to 12/31/2009........    11.073782        12.877863           90,674
 01/01/2010 to 12/31/2010........    12.877863        13.670753          130,120
 01/01/2011 to 12/31/2011........    13.670753        14.968195          123,261
 01/01/2012 to 12/31/2012........    14.968195        16.090600          104,534
 01/01/2013 to 12/31/2013........    16.090600        14.380820           76,483
 01/01/2014 to 12/31/2014........    14.380820        14.576578           59,306
 01/01/2015 to 12/31/2015........    14.576578        13.912971           55,739
 01/01/2016 to 12/31/2016........    13.912971        14.388922           45,828
PIMCO Total Return Sub-Account
 01/01/2007 to 12/31/2007........     1.249248         1.323636        4,996,764
 01/01/2008 to 12/31/2008........     1.323636         1.309221        4,389,804
 01/01/2009 to 12/31/2009........     1.309221         1.522255        3,810,662
 01/01/2010 to 12/31/2010........     1.522255         1.622120        4,134,272
 01/01/2011 to 12/31/2011........     1.622120         1.648685        3,872,102
 01/01/2012 to 12/31/2012........     1.648685         1.774575        3,656,832
 01/01/2013 to 12/31/2013........     1.774575         1.714671        3,237,241
 01/01/2014 to 12/31/2014........     1.714671         1.759949        2,819,155
 01/01/2015 to 12/31/2015........     1.759949         1.733834        2,520,870
 01/01/2016 to 12/31/2016........     1.733834         1.752595        2,274,898
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.761714        10.920777            3,585
 01/01/2013 to 12/31/2013........    10.920777        10.271969            3,543
 01/01/2014 to 12/31/2014........    10.271969        10.883696            3,502
 01/01/2015 to 12/31/2015........    10.883696        10.767769            3,459

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........    10.767769        10.747188            3,413
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.215816        10.745663                0
 01/01/2014 to 12/31/2014........    10.745663        11.500391                0
 01/01/2015 to 12/31/2015........    11.500391        11.187401           11,010
 01/01/2016 to 12/31/2016........    11.187401        11.524039            2,610
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........     1.824484         1.766538        1,056,001
 01/01/2008 to 12/31/2008........     1.766538         1.154218          775,592
 01/01/2009 to 12/31/2009........     1.154218         1.428804          806,822
 01/01/2010 to 12/31/2010........     1.428804         1.781647          735,907
 01/01/2011 to 12/31/2011........     1.781647         1.679929          605,072
 01/01/2012 to 12/31/2012........     1.679929         1.920416          499,536
 01/01/2013 to 12/31/2013........     1.920416         2.614178          430,611
 01/01/2014 to 12/31/2014........     2.614178         2.698392          381,833
 01/01/2015 to 12/31/2015........     2.698392         2.538817          334,785
 01/01/2016 to 12/31/2016........     2.538817         3.025296          297,273
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010729         1.067415           38,277
 01/01/2013 to 12/31/2013........     1.067415         1.157842           61,299
 01/01/2014 to 12/31/2014........     1.157842         1.228877           65,869
 01/01/2015 to 12/31/2015........     1.228877         1.199939          171,133
 01/01/2016 to 12/31/2016........     1.199939         1.248899          109,372
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.147068        11.573039            4,198
 01/01/2008 to 12/31/2008........    11.573039         8.543334            5,888
 01/01/2009 to 12/31/2009........     8.543334        10.510685           20,743
 01/01/2010 to 12/31/2010........    10.510685        11.621510           22,776
 01/01/2011 to 12/31/2011........    11.621510        11.570323           32,727
 01/01/2012 to 12/31/2012........    11.570323        12.861209           26,632
 01/01/2013 to 12/31/2013........    12.861209        14.308123           28,181
 01/01/2014 to 12/31/2014........    14.308123        14.914289           20,936
 01/01/2015 to 12/31/2015........    14.914289        14.403802           19,540
 01/01/2016 to 12/31/2016........    14.403802        15.010083           30,421
SSGA Growth ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.401556        11.861953            1,678
 01/01/2008 to 12/31/2008........    11.861953         7.832534            1,308
 01/01/2009 to 12/31/2009........     7.832534         9.961190            9,476
 01/01/2010 to 12/31/2010........     9.961190        11.201872           18,502
 01/01/2011 to 12/31/2011........    11.201872        10.800482           16,030
 01/01/2012 to 12/31/2012........    10.800482        12.238157           15,519
 01/01/2013 to 12/31/2013........    12.238157        14.234775           15,129
 01/01/2014 to 12/31/2014........    14.234775        14.777130           14,233
 01/01/2015 to 12/31/2015........    14.777130        14.220698           14,557
 01/01/2016 to 12/31/2016........    14.220698        14.972728            8,703
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.400941         1.506262          521,122
 01/01/2008 to 12/31/2008........     1.506262         0.860547          565,354
 01/01/2009 to 12/31/2009........     0.860547         1.212574          498,189
 01/01/2010 to 12/31/2010........     1.212574         1.394539          465,802
 01/01/2011 to 12/31/2011........     1.394539         1.355476          394,779
 01/01/2012 to 12/31/2012........     1.355476         1.584536          357,711
 01/01/2013 to 12/31/2013........     1.584536         2.166109          489,179

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   2.166109         2.322193            339,113
 01/01/2015 to 12/31/2015........   2.322193         2.528108            288,512
 01/01/2016 to 12/31/2016........   2.528108         2.528618            301,424
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2007 to 12/31/2007........   0.490754         0.635801            835,795
 01/01/2008 to 12/31/2008........   0.635801         0.347899            872,931
 01/01/2009 to 12/31/2009........   0.347899         0.544840            710,293
 01/01/2010 to 12/31/2010........   0.544840         0.685356            618,967
 01/01/2011 to 12/31/2011........   0.685356         0.608363            590,713
 01/01/2012 to 12/31/2012........   0.608363         0.671879            547,551
 01/01/2013 to 04/26/2013........   0.671879         0.702375                  0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........   0.837155         0.970072          2,459,844
 01/01/2008 to 12/31/2008........   0.970072         0.575745          2,313,511
 01/01/2009 to 12/31/2009........   0.575745         0.825080          1,914,539
 01/01/2010 to 12/31/2010........   0.825080         1.037814          1,636,922
 01/01/2011 to 12/31/2011........   1.037814         1.005549          1,488,248
 01/01/2012 to 12/31/2012........   1.005549         1.126032          1,335,527
 01/01/2013 to 12/31/2013........   1.126032         1.515031          1,151,608
 01/01/2014 to 12/31/2014........   1.515031         1.683134            995,881
 01/01/2015 to 12/31/2015........   1.683134         1.768728            892,629
 01/01/2016 to 12/31/2016........   1.768728         1.850697            823,764
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........   1.458370         1.573486            150,134
 01/01/2008 to 12/31/2008........   1.573486         0.987061            136,618
 01/01/2009 to 12/31/2009........   0.987061         1.348039            150,319
 01/01/2010 to 12/31/2010........   1.348039         1.788298            179,058
 01/01/2011 to 12/31/2011........   1.788298         1.787222            213,487
 01/01/2012 to 12/31/2012........   1.787222         2.040553            214,639
 01/01/2013 to 12/31/2013........   2.040553         2.898111            123,970
 01/01/2014 to 12/31/2014........   2.898111         3.044717             84,875
 01/01/2015 to 12/31/2015........   3.044717         3.073284             83,601
 01/01/2016 to 12/31/2016........   3.073284         3.375169            112,279
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   2.042940         2.086898            731,381
 01/01/2008 to 12/31/2008........   2.086898         1.742795            664,418
 01/01/2009 to 12/31/2009........   1.742795         2.264412            500,756
 01/01/2010 to 12/31/2010........   2.264412         2.508548            484,014
 01/01/2011 to 12/31/2011........   2.508548         2.615499            412,910
 01/01/2012 to 12/31/2012........   2.615499         2.867320            367,022
 01/01/2013 to 12/31/2013........   2.867320         2.847987            350,241
 01/01/2014 to 12/31/2014........   2.847987         2.953976            287,218
 01/01/2015 to 12/31/2015........   2.953976         2.851778            259,616
 01/01/2016 to 12/31/2016........   2.851778         3.042554            522,976
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2007 to 12/31/2007........   1.795342         1.884306          1,658,597
 01/01/2008 to 12/31/2008........   1.884306         1.510864          1,307,361
 01/01/2009 to 12/31/2009........   1.510864         2.035693          1,079,055
 01/01/2010 to 12/31/2010........   2.035693         2.265408            985,794
 01/01/2011 to 12/31/2011........   2.265408         2.331269            920,191
 01/01/2012 to 12/31/2012........   2.331269         2.593703            756,017
 01/01/2013 to 12/31/2013........   2.593703         2.758959            577,739
 01/01/2014 to 12/31/2014........   2.758959         2.849131            443,045

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   2.849131         2.745682            407,638
 01/01/2016 to 04/29/2016........   2.745682         2.828202                  0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   2.063928         2.112091          1,130,430
 01/01/2008 to 12/31/2008........   2.112091         1.766103            887,376
 01/01/2009 to 12/31/2009........   1.766103         2.296146            684,395
 01/01/2010 to 12/31/2010........   2.296146         2.547507            631,824
 01/01/2011 to 12/31/2011........   2.547507         2.658387            599,922
 01/01/2012 to 12/31/2012........   2.658387         2.914444            544,022
 01/01/2013 to 12/31/2013........   2.914444         2.897899            428,842
 01/01/2014 to 12/31/2014........   2.897899         3.008876            374,568
 01/01/2015 to 12/31/2015........   3.008876         2.907896            327,830
 01/01/2016 to 12/31/2016........   2.907896         3.107383            342,139
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.598163         1.637739            905,121
 01/01/2008 to 12/31/2008........   1.637739         1.604705            793,327
 01/01/2009 to 12/31/2009........   1.604705         1.645316            751,428
 01/01/2010 to 12/31/2010........   1.645316         1.709846            661,066
 01/01/2011 to 12/31/2011........   1.709846         1.773154            623,048
 01/01/2012 to 12/31/2012........   1.773154         1.799849            529,995
 01/01/2013 to 12/31/2013........   1.799849         1.757001            553,963
 01/01/2014 to 12/31/2014........   1.757001         1.774981            499,638
 01/01/2015 to 12/31/2015........   1.774981         1.753923            462,480
 01/01/2016 to 12/31/2016........   1.753923         1.745456            448,247
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.615138         1.656709          1,037,174
 01/01/2008 to 12/31/2008........   1.656709         1.624992            758,148
 01/01/2009 to 12/31/2009........   1.624992         1.667804            655,983
 01/01/2010 to 12/31/2010........   1.667804         1.736148            645,067
 01/01/2011 to 12/31/2011........   1.736148         1.800706            625,245
 01/01/2012 to 12/31/2012........   1.800706         1.829585            523,333
 01/01/2013 to 12/31/2013........   1.829585         1.788837            385,552
 01/01/2014 to 12/31/2014........   1.788837         1.807384            256,852
 01/01/2015 to 12/31/2015........   1.807384         1.787561            243,989
 01/01/2016 to 12/31/2016........   1.787561         1.782051            221,700





                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2007 to 12/31/2007........   15.044153        15.273800          79,642
 01/01/2008 to 12/31/2008........   15.273800        13.605087          77,554
 01/01/2009 to 12/31/2009........   13.605087        15.054376          81,173
 01/01/2010 to 12/31/2010........   15.054376        15.746605          67,536
 01/01/2011 to 12/31/2011........   15.746605        16.418637          52,166
 01/01/2012 to 12/31/2012........   16.418637        16.999219          50,927
 01/01/2013 to 12/31/2013........   16.999219        16.343773          45,642
 01/01/2014 to 12/31/2014........   16.343773        16.907926          38,077
 01/01/2015 to 12/31/2015........   16.907926        16.660166          32,416
 01/01/2016 to 12/31/2016........   16.660166        16.853161          25,868
American Funds Global Small Capitalization Sub-Account

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     2.863241         3.416153       1,719,437
 01/01/2008 to 12/31/2008........     3.416153         1.560096       1,613,728
 01/01/2009 to 12/31/2009........     1.560096         2.472745       1,498,135
 01/01/2010 to 12/31/2010........     2.472745         2.974524       1,256,273
 01/01/2011 to 12/31/2011........     2.974524         2.363400       1,006,522
 01/01/2012 to 12/31/2012........     2.363400         2.744327         906,930
 01/01/2013 to 12/31/2013........     2.744327         3.459348         763,985
 01/01/2014 to 12/31/2014........     3.459348         3.471486         610,689
 01/01/2015 to 12/31/2015........     3.471486         3.420318         538,887
 01/01/2016 to 12/31/2016........     3.420318         3.431508         503,691
American Funds Growth Sub-Account
 01/01/2007 to 12/31/2007........    14.713987        16.242628         714,807
 01/01/2008 to 12/31/2008........    16.242628         8.941966         711,350
 01/01/2009 to 12/31/2009........     8.941966        12.249922         631,054
 01/01/2010 to 12/31/2010........    12.249922        14.286292         539,286
 01/01/2011 to 12/31/2011........    14.286292        13.438512         478,711
 01/01/2012 to 12/31/2012........    13.438512        15.566614         397,063
 01/01/2013 to 12/31/2013........    15.566614        19.901300         351,719
 01/01/2014 to 12/31/2014........    19.901300        21.220081         266,923
 01/01/2015 to 12/31/2015........    21.220081        22.282001         222,533
 01/01/2016 to 12/31/2016........    22.282001        23.972890         187,048
American Funds Growth-Income Sub-Account
 01/01/2007 to 12/31/2007........    10.695891        11.039317         770,415
 01/01/2008 to 12/31/2008........    11.039317         6.741546         659,371
 01/01/2009 to 12/31/2009........     6.741546         8.694195         575,944
 01/01/2010 to 12/31/2010........     8.694195         9.519695         556,073
 01/01/2011 to 12/31/2011........     9.519695         9.183687         527,050
 01/01/2012 to 12/31/2012........     9.183687        10.601112         469,056
 01/01/2013 to 12/31/2013........    10.601112        13.907092         398,872
 01/01/2014 to 12/31/2014........    13.907092        15.119144         331,245
 01/01/2015 to 12/31/2015........    15.119144        15.072970         303,539
 01/01/2016 to 12/31/2016........    15.072970        16.517966         242,396





                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.214133       10.559328            9,087
 01/01/2013 to 12/31/2013........    10.559328       11.567340           11,857
 01/01/2014 to 12/31/2014........    11.567340       12.238577            9,050
 01/01/2015 to 12/31/2015........    12.238577       12.132264           34,416
 01/01/2016 to 12/31/2016........    12.132264       12.387608           32,559
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996843        1.040049                0
 01/01/2015 to 12/31/2015........     1.040049        1.014993              979
 01/01/2016 to 12/31/2016........     1.014993        1.020339            9,983
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008411        7.009250          197,111
 01/01/2009 to 12/31/2009........     7.009250        8.934303          579,258
 01/01/2010 to 12/31/2010........     8.934303        9.876594          659,209
 01/01/2011 to 12/31/2011........     9.876594        9.527614          622,885

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     9.527614        10.660104          700,204
 01/01/2013 to 12/31/2013........    10.660104        12.453781          760,413
 01/01/2014 to 12/31/2014........    12.453781        13.017008          670,217
 01/01/2015 to 12/31/2015........    13.017008        12.739104          548,929
 01/01/2016 to 12/31/2016........    12.739104        13.536300          509,647
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998411         6.357620          624,685
 01/01/2009 to 12/31/2009........     6.357620         8.399062        1,003,851
 01/01/2010 to 12/31/2010........     8.399062         9.394374        1,035,856
 01/01/2011 to 12/31/2011........     9.394374         8.821176        1,008,542
 01/01/2012 to 12/31/2012........     8.821176        10.098308          969,770
 01/01/2013 to 12/31/2013........    10.098308        12.451975          794,970
 01/01/2014 to 12/31/2014........    12.451975        13.056674          846,881
 01/01/2015 to 12/31/2015........    13.056674        12.771457          883,124
 01/01/2016 to 12/31/2016........    12.771457        13.715294          874,724
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018410         7.682733          390,716
 01/01/2009 to 12/31/2009........     7.682733         9.343749          746,572
 01/01/2010 to 12/31/2010........     9.343749        10.121635          645,118
 01/01/2011 to 12/31/2011........    10.121635         9.995313          552,309
 01/01/2012 to 12/31/2012........     9.995313        10.918420          516,445
 01/01/2013 to 12/31/2013........    10.918420        12.216236          485,037
 01/01/2014 to 12/31/2014........    12.216236        12.774184          404,621
 01/01/2015 to 12/31/2015........    12.774184        12.498888          320,014
 01/01/2016 to 12/31/2016........    12.498888        13.182905          261,567
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.147650        11.551100          212,590
 01/01/2013 to 12/31/2013........    11.551100        10.998721          103,089
 01/01/2014 to 12/31/2014........    10.998721        11.273749           78,803
 01/01/2015 to 12/31/2015........    11.273749        10.047720           58,728
 01/01/2016 to 12/31/2016........    10.047720        10.790504           56,572
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.780501         1.931421        1,138,150
 01/01/2008 to 12/31/2008........     1.931421         1.061381        1,572,471
 01/01/2009 to 12/31/2009........     1.061381         1.275050        1,813,533
 01/01/2010 to 12/31/2010........     1.275050         1.342925        1,855,099
 01/01/2011 to 12/31/2011........     1.342925         1.057147        1,462,496
 01/01/2012 to 12/31/2012........     1.057147         1.243635        1,177,211
 01/01/2013 to 12/31/2013........     1.243635         1.411283        1,031,224
 01/01/2014 to 12/31/2014........     1.411283         1.344462          885,976
 01/01/2015 to 12/31/2015........     1.344462         1.296352          946,981
 01/01/2016 to 12/31/2016........     1.296352         1.342223          873,347
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.805756         1.961230          375,503
 01/01/2008 to 12/31/2008........     1.961230         1.078541          337,342
 01/01/2009 to 12/31/2009........     1.078541         1.296482          259,562
 01/01/2010 to 12/31/2010........     1.296482         1.367753          236,032
 01/01/2011 to 12/31/2011........     1.367753         1.078747          185,175
 01/01/2012 to 12/31/2012........     1.078747         1.269334          343,357
 01/01/2013 to 12/31/2013........     1.269334         1.442435          420,556
 01/01/2014 to 12/31/2014........     1.442435         1.376281          348,543
 01/01/2015 to 12/31/2015........     1.376281         1.327346          334,973
 01/01/2016 to 12/31/2016........     1.327346         1.376807          268,660

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.308282         1.375233       5,254,813
 01/01/2008 to 12/31/2008........     1.375233         1.431702       4,350,182
 01/01/2009 to 12/31/2009........     1.431702         1.481361       4,010,288
 01/01/2010 to 12/31/2010........     1.481361         1.543163       3,788,579
 01/01/2011 to 12/31/2011........     1.543163         1.631780       3,346,744
 01/01/2012 to 12/31/2012........     1.631780         1.666462       3,058,276
 01/01/2013 to 12/31/2013........     1.666462         1.600891       2,700,428
 01/01/2014 to 12/31/2014........     1.600891         1.664284       2,237,252
 01/01/2015 to 12/31/2015........     1.664284         1.641794       2,462,105
 01/01/2016 to 12/31/2016........     1.641794         1.652791       2,238,266
BlackRock Bond Income Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     4.586570         4.792414       2,105,860
 01/01/2008 to 12/31/2008........     4.792414         4.550133       1,655,380
 01/01/2009 to 12/31/2009........     4.550133         4.896481       1,420,965
 01/01/2010 to 12/31/2010........     4.896481         5.215415       1,348,121
 01/01/2011 to 12/31/2011........     5.215415         5.464603       1,224,418
 01/01/2012 to 12/31/2012........     5.464603         5.777688       1,149,838
 01/01/2013 to 12/31/2013........     5.777688         5.637131       1,037,429
 01/01/2014 to 12/31/2014........     5.637131         5.934337         921,158
 01/01/2015 to 12/31/2015........     5.934337         5.868839         788,274
 01/01/2016 to 12/31/2016........     5.868839         5.950102         709,589
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.724327         3.179790         525,309
 01/01/2008 to 12/31/2008........     3.179790         1.983988         619,773
 01/01/2009 to 12/31/2009........     1.983988         2.669258         724,543
 01/01/2010 to 12/31/2010........     2.669258         3.143057         656,883
 01/01/2011 to 12/31/2011........     3.143057         2.814278         678,880
 01/01/2012 to 12/31/2012........     2.814278         3.163877         594,690
 01/01/2013 to 12/31/2013........     3.163877         4.175553         580,730
 01/01/2014 to 12/31/2014........     4.175553         4.470849         426,190
 01/01/2015 to 12/31/2015........     4.470849         4.671364         357,548
 01/01/2016 to 12/31/2016........     4.671364         4.597287         327,886
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2007 to 12/31/2007........    17.200922        17.583045           7,506
 01/01/2008 to 12/31/2008........    17.583045         9.539586           8,900
 01/01/2009 to 05/01/2009........     9.539586         9.953774               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.750299         3.213109         412,589
 01/01/2008 to 12/31/2008........     3.213109         2.006766         387,513
 01/01/2009 to 12/31/2009........     2.006766         2.702255         360,609
 01/01/2010 to 12/31/2010........     2.702255         3.186014         308,427
 01/01/2011 to 12/31/2011........     3.186014         2.855623         308,333
 01/01/2012 to 12/31/2012........     2.855623         3.213236         349,244
 01/01/2013 to 12/31/2013........     3.213236         4.245201         299,748
 01/01/2014 to 12/31/2014........     4.245201         4.549956         258,157
 01/01/2015 to 12/31/2015........     4.549956         4.758298         231,928
 01/01/2016 to 12/31/2016........     4.758298         4.687106         214,787
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.969207        10.288581          99,197
 01/01/2013 to 12/31/2013........    10.288581        11.185810         123,609
 01/01/2014 to 12/31/2014........    11.185810        11.676998          81,910

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........    11.676998        11.496390           76,012
 01/01/2016 to 12/31/2016........    11.496390        11.833016           70,812
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.438939         1.462490        1,776,396
 01/01/2008 to 12/31/2008........     1.462490         0.935315        2,005,046
 01/01/2009 to 12/31/2009........     0.935315         1.023753        2,155,305
 01/01/2010 to 12/31/2010........     1.023753         1.099082        2,121,565
 01/01/2011 to 12/31/2011........     1.099082         1.105497        1,904,754
 01/01/2012 to 12/31/2012........     1.105497         1.241701        1,746,248
 01/01/2013 to 12/31/2013........     1.241701         1.612342        1,383,932
 01/01/2014 to 12/31/2014........     1.612342         1.743305        1,122,913
 01/01/2015 to 12/31/2015........     1.743305         1.612052          978,509
 01/01/2016 to 12/31/2016........     1.612052         1.876375          837,675
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.445197         1.470883          277,703
 01/01/2008 to 12/31/2008........     1.470883         0.941708          279,875
 01/01/2009 to 12/31/2009........     0.941708         1.031888          294,117
 01/01/2010 to 12/31/2010........     1.031888         1.108601          208,799
 01/01/2011 to 12/31/2011........     1.108601         1.115921          274,016
 01/01/2012 to 12/31/2012........     1.115921         1.255262          328,863
 01/01/2013 to 12/31/2013........     1.255262         1.631688          298,835
 01/01/2014 to 12/31/2014........     1.631688         1.765641          231,662
 01/01/2015 to 12/31/2015........     1.765641         1.634645          213,294
 01/01/2016 to 12/31/2016........     1.634645         1.903368          204,640
BlackRock Ultra-Short Term Bond Sub-Account (Class B) (previously BlackRock Money
Market Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     2.257964         2.332420        2,684,653
 01/01/2008 to 12/31/2008........     2.332420         2.358502        5,989,973
 01/01/2009 to 12/31/2009........     2.358502         2.330436        4,412,826
 01/01/2010 to 12/31/2010........     2.330436         2.296887        3,275,091
 01/01/2011 to 12/31/2011........     2.296887         2.263911        2,901,409
 01/01/2012 to 12/31/2012........     2.263911         2.231143        2,253,246
 01/01/2013 to 12/31/2013........     2.231143         2.199024        1,819,977
 01/01/2014 to 12/31/2014........     2.199024         2.167367        1,454,929
 01/01/2015 to 12/31/2015........     2.167367         2.136165        1,378,195
 01/01/2016 to 12/31/2016........     2.136165         2.107774        1,249,241
Clarion Global Real Estate Sub-Account
 01/01/2007 to 12/31/2007........    19.425899        16.271764          548,921
 01/01/2008 to 12/31/2008........    16.271764         9.353651          583,793
 01/01/2009 to 12/31/2009........     9.353651        12.421197          601,773
 01/01/2010 to 12/31/2010........    12.421197        14.214331          523,714
 01/01/2011 to 12/31/2011........    14.214331        13.227452          451,682
 01/01/2012 to 12/31/2012........    13.227452        16.424151          395,105
 01/01/2013 to 12/31/2013........    16.424151        16.761672          331,906
 01/01/2014 to 12/31/2014........    16.761672        18.712211          280,625
 01/01/2015 to 12/31/2015........    18.712211        18.184352          245,056
 01/01/2016 to 12/31/2016........    18.184352        18.079218          217,311
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.783364         0.789527          965,438
 01/01/2008 to 12/31/2008........     0.789527         0.474251          949,847
 01/01/2009 to 12/31/2009........     0.474251         0.621495          944,117
 01/01/2010 to 12/31/2010........     0.621495         0.758261          833,698
 01/01/2011 to 12/31/2011........     0.758261         0.771638          822,647
 01/01/2012 to 12/31/2012........     0.771638         0.901220          763,119

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     0.901220         1.293308          851,307
 01/01/2014 to 12/31/2014........     1.293308         1.515517        2,956,678
 01/01/2015 to 12/31/2015........     1.515517         1.433407        2,867,955
 01/01/2016 to 12/31/2016........     1.433407         1.450642        2,368,956
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   144.013390       176.607648            2,409
 01/01/2008 to 12/31/2008........   176.607648       100.958623           16,506
 01/01/2009 to 12/31/2009........   100.958623       142.147961           27,862
 01/01/2010 to 12/31/2010........   142.147961       153.268221           27,137
 01/01/2011 to 12/31/2011........   153.268221       139.668176           22,551
 01/01/2012 to 12/31/2012........   139.668176       168.639725           20,299
 01/01/2013 to 12/31/2013........   168.639725       214.058042           17,585
 01/01/2014 to 04/25/2014........   214.058042       222.864984                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     9.990344         9.264183           28,688
 01/01/2008 to 12/31/2008........     9.264183         4.143706           30,125
 01/01/2009 to 12/31/2009........     4.143706         5.634772           29,984
 01/01/2010 to 12/31/2010........     5.634772         5.961043           25,637
 01/01/2011 to 04/29/2011........     5.961043         6.337404                0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.640583         0.580882          307,707
 01/01/2012 to 12/31/2012........     0.580882         0.678769          412,983
 01/01/2013 to 12/31/2013........     0.678769         0.975734          386,016
 01/01/2014 to 12/31/2014........     0.975734         1.143879          926,910
 01/01/2015 to 12/31/2015........     1.143879         1.082467          794,247
 01/01/2016 to 12/31/2016........     1.082467         1.097147          570,336
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     1.007664         0.935365          255,700
 01/01/2008 to 12/31/2008........     0.935365         0.418730          209,237
 01/01/2009 to 12/31/2009........     0.418730         0.569372          183,054
 01/01/2010 to 12/31/2010........     0.569372         0.602564          182,695
 01/01/2011 to 04/29/2011........     0.602564         0.640659                0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    42.155647        49.952930           10,425
 01/01/2008 to 12/31/2008........    49.952930        26.663705           17,558
 01/01/2009 to 12/31/2009........    26.663705        39.173098           23,107
 01/01/2010 to 12/31/2010........    39.173098        44.398617           21,065
 01/01/2011 to 12/31/2011........    44.398617        42.340898           19,324
 01/01/2012 to 12/31/2012........    42.340898        46.190049           16,835
 01/01/2013 to 12/31/2013........    46.190049        60.291055           13,171
 01/01/2014 to 12/31/2014........    60.291055        65.885965           11,048
 01/01/2015 to 12/31/2015........    65.885965        66.628610            9,964
 01/01/2016 to 12/31/2016........    66.628610        69.056483            9,276
Harris Oakmark International Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.994375         1.943523        7,218,326
 01/01/2008 to 12/31/2008........     1.943523         1.132328        6,959,815
 01/01/2009 to 12/31/2009........     1.132328         1.730540        6,787,238
 01/01/2010 to 12/31/2010........     1.730540         1.985706        5,937,964
 01/01/2011 to 12/31/2011........     1.985706         1.678164        5,553,351
 01/01/2012 to 12/31/2012........     1.678164         2.137696        4,766,561
 01/01/2013 to 12/31/2013........     2.137696         2.749327        3,699,606

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     2.749327         2.552854        3,005,216
 01/01/2015 to 12/31/2015........     2.552854         2.402325        2,798,648
 01/01/2016 to 12/31/2016........     2.402325         2.561369        2,567,928
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010705         1.047630          724,653
 01/01/2013 to 12/31/2013........     1.047630         1.051764          486,125
 01/01/2014 to 12/31/2014........     1.051764         1.094475          307,459
 01/01/2015 to 12/31/2015........     1.094475         1.033360          217,779
 01/01/2016 to 12/31/2016........     1.033360         1.137816          309,852
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     2.515541         2.585103        2,459,567
 01/01/2013 to 12/31/2013........     2.585103         3.320041        2,074,413
 01/01/2014 to 12/31/2014........     3.320041         3.587799        1,647,504
 01/01/2015 to 12/31/2015........     3.587799         3.218556        1,396,167
 01/01/2016 to 12/31/2016........     3.218556         3.664052        1,224,303
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2007 to 12/31/2007........     2.609886         2.654186        3,764,153
 01/01/2008 to 12/31/2008........     2.654186         1.373916        4,396,889
 01/01/2009 to 12/31/2009........     1.373916         2.000626        3,806,344
 01/01/2010 to 12/31/2010........     2.000626         2.485500        3,282,246
 01/01/2011 to 12/31/2011........     2.485500         2.286290        2,854,649
 01/01/2012 to 04/27/2012........     2.286290         2.527887                0
Invesco Small Cap Growth Sub-account
 01/01/2007 to 12/31/2007........     1.460023         1.598198          325,390
 01/01/2008 to 12/31/2008........     1.598198         0.965092          334,692
 01/01/2009 to 12/31/2009........     0.965092         1.272894          281,035
 01/01/2010 to 12/31/2010........     1.272894         1.583068          272,861
 01/01/2011 to 12/31/2011........     1.583068         1.543456          233,620
 01/01/2012 to 12/31/2012........     1.543456         1.798440          210,927
 01/01/2013 to 12/31/2013........     1.798440         2.484703          207,133
 01/01/2014 to 12/31/2014........     2.484703         2.642667          184,591
 01/01/2015 to 12/31/2015........     2.642667         2.560092          168,644
 01/01/2016 to 12/31/2016........     2.560092         2.811762          163,104
Jennison Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.492529         0.540683          324,137
 01/01/2008 to 12/31/2008........     0.540683         0.338126          374,282
 01/01/2009 to 12/31/2009........     0.338126         0.465107          365,838
 01/01/2010 to 12/31/2010........     0.465107         0.510278          641,421
 01/01/2011 to 12/31/2011........     0.510278         0.504063          683,313
 01/01/2012 to 12/31/2012........     0.504063         0.574053        1,637,411
 01/01/2013 to 12/31/2013........     0.574053         0.773618        1,271,012
 01/01/2014 to 12/31/2014........     0.773618         0.829148        1,189,878
 01/01/2015 to 12/31/2015........     0.829148         0.903343        1,133,488
 01/01/2016 to 12/31/2016........     0.903343         0.889183        1,159,003
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2007 to 12/31/2007........     9.131331        10.285082           48,785
 01/01/2008 to 12/31/2008........    10.285082         5.479802           49,200
 01/01/2009 to 12/31/2009........     5.479802         7.761261           66,834
 01/01/2010 to 12/31/2010........     7.761261         8.368386           71,539
 01/01/2011 to 12/31/2011........     8.368386         8.134289           45,901
 01/01/2012 to 04/27/2012........     8.134289         9.149556                0
Jennison Growth Sub-Account (Class E)

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     0.493941         0.542988          119,388
 01/01/2008 to 12/31/2008........     0.542988         0.339423          105,132
 01/01/2009 to 12/31/2009........     0.339423         0.467957          107,758
 01/01/2010 to 12/31/2010........     0.467957         0.513994          144,908
 01/01/2011 to 12/31/2011........     0.513994         0.508165          168,734
 01/01/2012 to 12/31/2012........     0.508165         0.578836          268,011
 01/01/2013 to 12/31/2013........     0.578836         0.781040          167,340
 01/01/2014 to 12/31/2014........     0.781040         0.837979          145,775
 01/01/2015 to 12/31/2015........     0.837979         0.913998          140,866
 01/01/2016 to 12/31/2016........     0.913998         0.900720          130,015
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012759         1.049675          335,908
 01/01/2013 to 12/31/2013........     1.049675         1.148231          379,201
 01/01/2014 to 12/31/2014........     1.148231         1.210646          315,659
 01/01/2015 to 12/31/2015........     1.210646         1.203889          258,242
 01/01/2016 to 12/31/2016........     1.203889         1.221004          303,488
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.988639        14.270148           52,237
 01/01/2014 to 12/31/2014........    14.270148        14.552370           47,152
 01/01/2015 to 12/31/2015........    14.552370        14.518970           47,112
 01/01/2016 to 12/31/2016........    14.518970        14.993573           41,491
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998411         7.983631            9,668
 01/01/2009 to 12/31/2009........     7.983631        10.058445           36,305
 01/01/2010 to 12/31/2010........    10.058445        11.085531           44,863
 01/01/2011 to 12/31/2011........    11.085531        11.159470           47,313
 01/01/2012 to 12/31/2012........    11.159470        12.371987           60,287
 01/01/2013 to 04/26/2013........    12.371987        12.912276                0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.183890         3.502586        1,706,944
 01/01/2008 to 12/31/2008........     3.502586         2.207315        1,858,304
 01/01/2009 to 12/31/2009........     2.207315         2.826619        1,843,486
 01/01/2010 to 12/31/2010........     2.826619         3.543994        1,675,960
 01/01/2011 to 12/31/2011........     3.543994         3.504913        1,426,209
 01/01/2012 to 12/31/2012........     3.504913         3.947062        1,204,982
 01/01/2013 to 12/31/2013........     3.947062         5.473027          978,027
 01/01/2014 to 12/31/2014........     5.473027         5.583138          780,019
 01/01/2015 to 12/31/2015........     5.583138         5.406895          669,974
 01/01/2016 to 12/31/2016........     5.406895         6.340116          580,170
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     3.213642         3.538671          418,307
 01/01/2008 to 12/31/2008........     3.538671         2.232299          351,024
 01/01/2009 to 12/31/2009........     2.232299         2.861337          331,431
 01/01/2010 to 12/31/2010........     2.861337         3.591203          265,309
 01/01/2011 to 12/31/2011........     3.591203         3.555204          200,515
 01/01/2012 to 12/31/2012........     3.555204         4.007604          241,395
 01/01/2013 to 12/31/2013........     4.007604         5.562578          217,862
 01/01/2014 to 12/31/2014........     5.562578         5.679922          199,946
 01/01/2015 to 12/31/2015........     5.679922         5.506309          188,968
 01/01/2016 to 12/31/2016........     5.506309         6.463039          129,692
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     1.083509         1.113904        1,720,837
 01/01/2008 to 12/31/2008........     1.113904         0.644313        1,767,526

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     0.644313         0.823492        1,974,207
 01/01/2010 to 12/31/2010........     0.823492         1.066073        1,758,365
 01/01/2011 to 12/31/2011........     1.066073         1.079604        1,186,149
 01/01/2012 to 12/31/2012........     1.079604         1.179894        1,036,204
 01/01/2013 to 12/31/2013........     1.179894         1.725532          873,727
 01/01/2014 to 12/31/2014........     1.725532         1.716586          565,518
 01/01/2015 to 12/31/2015........     1.716586         1.716021          499,008
 01/01/2016 to 12/31/2016........     1.716021         1.793596          449,136
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.885123         3.557994        2,696,827
 01/01/2008 to 12/31/2008........     3.557994         1.888890        2,925,054
 01/01/2009 to 12/31/2009........     1.888890         2.628683        2,851,166
 01/01/2010 to 12/31/2010........     2.628683         2.973272        2,526,900
 01/01/2011 to 12/31/2011........     2.973272         3.120763        1,947,252
 01/01/2012 to 12/31/2012........     3.120763         3.431812        1,598,477
 01/01/2013 to 12/31/2013........     3.431812         4.617316        1,261,934
 01/01/2014 to 12/31/2014........     4.617316         4.627025          986,221
 01/01/2015 to 12/31/2015........     4.627025         4.119652          864,811
 01/01/2016 to 12/31/2016........     4.119652         4.980104          702,199
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     3.970992         3.640263        1,530,813
 01/01/2008 to 12/31/2008........     3.640263         1.934485        1,445,155
 01/01/2009 to 12/31/2009........     1.934485         2.694762        1,267,664
 01/01/2010 to 12/31/2010........     2.694762         3.051003        1,058,790
 01/01/2011 to 12/31/2011........     3.051003         3.205584          840,481
 01/01/2012 to 12/31/2012........     3.205584         3.528640          842,062
 01/01/2013 to 12/31/2013........     3.528640         4.752480          801,429
 01/01/2014 to 12/31/2014........     4.752480         4.767194          685,752
 01/01/2015 to 12/31/2015........     4.767194         4.248612          603,642
 01/01/2016 to 12/31/2016........     4.248612         5.141259          512,286
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.988015         9.763701              732
 01/01/2012 to 12/31/2012........     9.763701        10.045613            2,143
 01/01/2013 to 12/31/2013........    10.045613        10.015926          172,431
 01/01/2014 to 12/31/2014........    10.015926         9.976163          162,616
 01/01/2015 to 12/31/2015........     9.976163         9.771345          138,933
 01/01/2016 to 12/31/2016........     9.771345         9.932451           89,412
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........    41.592849        43.293270           27,271
 01/01/2008 to 12/31/2008........    43.293270        32.016076           26,985
 01/01/2009 to 12/31/2009........    32.016076        36.919908           26,564
 01/01/2010 to 12/31/2010........    36.919908        39.778027           23,559
 01/01/2011 to 12/31/2011........    39.778027        40.613715           22,645
 01/01/2012 to 12/31/2012........    40.613715        44.872504           21,511
 01/01/2013 to 12/31/2013........    44.872504        53.194328           16,995
 01/01/2014 to 12/31/2014........    53.194328        57.818441           12,708
 01/01/2015 to 12/31/2015........    57.818441        58.293762           11,544
 01/01/2016 to 12/31/2016........    58.293762        61.327682           11,001
Met/Wellington Core Equity Opportunities Sub-Account (Class B) (previously WMC Core
Equity Opportunities Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     3.737460         3.843359        6,421,661
 01/01/2008 to 12/31/2008........     3.843359         2.290895        6,974,088
 01/01/2009 to 12/31/2009........     2.290895         2.972567        6,917,906
 01/01/2010 to 12/31/2010........     2.972567         3.272915        6,284,593

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     3.272915         3.088180       5,582,740
 01/01/2012 to 12/31/2012........     3.088180         3.427500       4,648,629
 01/01/2013 to 12/31/2013........     3.427500         4.505080       3,838,344
 01/01/2014 to 12/31/2014........     4.505080         4.899949       3,064,770
 01/01/2015 to 12/31/2015........     4.899949         4.932841       2,470,519
 01/01/2016 to 12/31/2016........     4.932841         5.204857       2,087,001
Met/Wellington Core Equity Opportunities Sub-Account (Class E) (previously WMC Core
Equity Opportunities Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     3.778708         3.889069       2,081,706
 01/01/2008 to 12/31/2008........     3.889069         2.320520       1,713,450
 01/01/2009 to 12/31/2009........     2.320520         3.015052       1,617,174
 01/01/2010 to 12/31/2010........     3.015052         3.322826       1,471,616
 01/01/2011 to 12/31/2011........     3.322826         3.138218       1,193,141
 01/01/2012 to 12/31/2012........     3.138218         3.485647       1,257,945
 01/01/2013 to 12/31/2013........     3.485647         4.587342       1,095,960
 01/01/2014 to 12/31/2014........     4.587342         4.993625         893,884
 01/01/2015 to 12/31/2015........     4.993625         5.033294         754,294
 01/01/2016 to 12/31/2016........     5.033294         5.315649         533,501
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap
Research Sub-Account (Class B))
 04/30/2007 to 12/31/2007........     7.717460         7.781092          86,831
 01/01/2008 to 12/31/2008........     7.781092         4.807688         119,229
 01/01/2009 to 12/31/2009........     4.807688         5.648106         133,881
 01/01/2010 to 12/31/2010........     5.648106         6.260172         138,139
 01/01/2011 to 12/31/2011........     6.260172         6.185986         137,182
 01/01/2012 to 12/31/2012........     6.185986         6.914203         128,156
 01/01/2013 to 12/31/2013........     6.914203         9.150944         118,360
 01/01/2014 to 12/31/2014........     9.150944        10.237270         134,153
 01/01/2015 to 12/31/2015........    10.237270        10.543343          94,845
 01/01/2016 to 12/31/2016........    10.543343        11.251735          83,978
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-
Account)
 01/01/2007 to 04/27/2007........     7.422121         7.782537               0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2007 to 12/31/2007........    12.707218        12.932691         141,325
 01/01/2008 to 12/31/2008........    12.932691         7.590311         137,134
 01/01/2009 to 12/31/2009........     7.590311         9.836788         130,396
 01/01/2010 to 12/31/2010........     9.836788        11.216504         124,479
 01/01/2011 to 04/29/2011........    11.216504        12.160675               0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    12.124247        10.380016         131,564
 01/01/2012 to 12/31/2012........    10.380016        11.942528         150,677
 01/01/2013 to 12/31/2013........    11.942528        15.243823         150,734
 01/01/2014 to 12/31/2014........    15.243823        15.788913         144,717
 01/01/2015 to 12/31/2015........    15.788913        15.249111         129,393
 01/01/2016 to 12/31/2016........    15.249111        16.378995         124,564
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    10.847789        11.286401         230,763
 01/01/2008 to 12/31/2008........    11.286401         9.523075         289,579
 01/01/2009 to 12/31/2009........     9.523075        11.312508         556,554
 01/01/2010 to 12/31/2010........    11.312508        12.270453         649,398
 01/01/2011 to 12/31/2011........    12.270453        12.487545         516,321
 01/01/2012 to 12/31/2012........    12.487545        13.436572         517,555
 01/01/2013 to 12/31/2013........    13.436572        13.810763         390,690
 01/01/2014 to 12/31/2014........    13.810763        14.220659         373,220

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........    14.220659        13.933874          343,580
 01/01/2016 to 12/31/2016........    13.933874        14.355421          265,344
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.339636        11.713206          677,099
 01/01/2008 to 12/31/2008........    11.713206         9.051039          970,965
 01/01/2009 to 12/31/2009........     9.051039        11.032921        1,198,187
 01/01/2010 to 12/31/2010........    11.032921        12.127550        1,221,650
 01/01/2011 to 12/31/2011........    12.127550        12.078716        1,265,244
 01/01/2012 to 12/31/2012........    12.078716        13.268351        1,213,367
 01/01/2013 to 12/31/2013........    13.268351        14.506050          952,475
 01/01/2014 to 12/31/2014........    14.506050        15.001570          768,319
 01/01/2015 to 12/31/2015........    15.001570        14.626914          624,571
 01/01/2016 to 12/31/2016........    14.626914        15.293992          612,121
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.844436        12.180356        2,311,940
 01/01/2008 to 12/31/2008........    12.180356         8.567215        3,474,649
 01/01/2009 to 12/31/2009........     8.567215        10.684089        3,869,037
 01/01/2010 to 12/31/2010........    10.684089        11.917316        3,686,958
 01/01/2011 to 12/31/2011........    11.917316        11.585328        3,411,848
 01/01/2012 to 12/31/2012........    11.585328        12.929554        3,088,038
 01/01/2013 to 12/31/2013........    12.929554        15.035274        2,983,294
 01/01/2014 to 12/31/2014........    15.035274        15.567254        2,665,257
 01/01/2015 to 12/31/2015........    15.567254        15.148629        2,340,892
 01/01/2016 to 12/31/2016........    15.148629        15.991416        2,129,375
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    12.350345        12.640209        3,019,789
 01/01/2008 to 12/31/2008........    12.640209         8.083009        3,445,407
 01/01/2009 to 12/31/2009........     8.083009        10.284465        3,665,653
 01/01/2010 to 12/31/2010........    10.284465        11.626464        3,523,158
 01/01/2011 to 12/31/2011........    11.626464        11.027183        3,325,726
 01/01/2012 to 12/31/2012........    11.027183        12.539804        2,886,826
 01/01/2013 to 12/31/2013........    12.539804        15.364049        2,609,316
 01/01/2014 to 12/31/2014........    15.364049        15.934443        2,437,933
 01/01/2015 to 12/31/2015........    15.934443        15.438671        2,238,640
 01/01/2016 to 12/31/2016........    15.438671        16.455155        2,261,823
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998411         7.031214           45,821
 01/01/2009 to 12/31/2009........     7.031214         8.908616           67,576
 01/01/2010 to 12/31/2010........     8.908616         9.662480           47,389
 01/01/2011 to 12/31/2011........     9.662480         9.356009           52,754
 01/01/2012 to 12/31/2012........     9.356009        10.707378           40,270
 01/01/2013 to 04/26/2013........    10.707378        11.525233                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.599871        13.218226           37,830
 01/01/2014 to 04/25/2014........    13.218226        13.162743                0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.996144        10.456396           46,710
 01/01/2013 to 12/31/2013........    10.456396        11.785978          146,841
 01/01/2014 to 12/31/2014........    11.785978        12.737090          145,591
 01/01/2015 to 12/31/2015........    12.737090        12.040591          146,852
 01/01/2016 to 12/31/2016........    12.040591        12.859958          191,480
MetLife Mid Cap Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     1.556448         1.649223        2,386,944

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     1.649223         1.034106        2,389,365
 01/01/2009 to 12/31/2009........     1.034106         1.394046        2,400,359
 01/01/2010 to 12/31/2010........     1.394046         1.731160        2,054,046
 01/01/2011 to 12/31/2011........     1.731160         1.668966        1,678,304
 01/01/2012 to 12/31/2012........     1.668966         1.929857        1,677,645
 01/01/2013 to 12/31/2013........     1.929857         2.526538        1,348,176
 01/01/2014 to 12/31/2014........     2.526538         2.719895        1,070,036
 01/01/2015 to 12/31/2015........     2.719895         2.610467          899,073
 01/01/2016 to 12/31/2016........     2.610467         3.091034          852,161
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.794708        11.283503              513
 01/01/2014 to 12/31/2014........    11.283503        12.150990            4,675
 01/01/2015 to 12/31/2015........    12.150990        11.830942           46,531
 01/01/2016 to 12/31/2016........    11.830942        12.169198           59,123
MetLife Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     4.260642         4.407868        1,167,914
 01/01/2008 to 12/31/2008........     4.407868         2.725565        1,243,468
 01/01/2009 to 12/31/2009........     2.725565         3.382642        1,244,741
 01/01/2010 to 12/31/2010........     3.382642         3.817076        1,152,267
 01/01/2011 to 12/31/2011........     3.817076         3.823762          986,818
 01/01/2012 to 12/31/2012........     3.823762         4.349860        1,160,179
 01/01/2013 to 12/31/2013........     4.349860         5.646260          868,202
 01/01/2014 to 12/31/2014........     5.646260         6.293924          679,092
 01/01/2015 to 12/31/2015........     6.293924         6.259976          627,130
 01/01/2016 to 12/31/2016........     6.259976         6.872151          567,697
MFS(Reg. TM) Research International Sub-Account
 01/01/2007 to 12/31/2007........     1.598808         1.785095        2,827,867
 01/01/2008 to 12/31/2008........     1.785095         1.013977        4,095,812
 01/01/2009 to 12/31/2009........     1.013977         1.314845        4,082,942
 01/01/2010 to 12/31/2010........     1.314845         1.443723        3,671,480
 01/01/2011 to 12/31/2011........     1.443723         1.270518        3,253,628
 01/01/2012 to 12/31/2012........     1.270518         1.461343        3,089,538
 01/01/2013 to 12/31/2013........     1.461343         1.717674        2,622,796
 01/01/2014 to 12/31/2014........     1.717674         1.575294        1,985,185
 01/01/2015 to 12/31/2015........     1.575294         1.525076        1,755,246
 01/01/2016 to 12/31/2016........     1.525076         1.489964        1,444,923
MFS(Reg. TM) Total Return Sub-Account
 01/01/2007 to 12/31/2007........     4.431736         4.547436        1,320,688
 01/01/2008 to 12/31/2008........     4.547436         3.480191        1,306,753
 01/01/2009 to 12/31/2009........     3.480191         4.057927        1,217,465
 01/01/2010 to 12/31/2010........     4.057927         4.391406        1,134,529
 01/01/2011 to 12/31/2011........     4.391406         4.421767        1,004,292
 01/01/2012 to 12/31/2012........     4.421767         4.850589          926,715
 01/01/2013 to 12/31/2013........     4.850589         5.674749          798,548
 01/01/2014 to 12/31/2014........     5.674749         6.060846          634,173
 01/01/2015 to 12/31/2015........     6.060846         5.949727          508,301
 01/01/2016 to 12/31/2016........     5.949727         6.387330          478,006
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.469805         1.390211        2,152,159
 01/01/2008 to 12/31/2008........     1.390211         0.908357        2,128,579
 01/01/2009 to 12/31/2009........     0.908357         1.079572        2,430,353
 01/01/2010 to 12/31/2010........     1.079572         1.182990        2,412,845
 01/01/2011 to 12/31/2011........     1.182990         1.173446        2,435,890

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   1.173446           1.345189       2,110,890
 01/01/2013 to 12/31/2013........   1.345189           1.794991       2,755,538
 01/01/2014 to 12/31/2014........   1.794991           1.956008       2,298,308
 01/01/2015 to 12/31/2015........   1.956008           1.920823       2,087,979
 01/01/2016 to 12/31/2016........   1.920823           2.160025       1,890,217
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........   3.091412           3.166699         369,738
 01/01/2008 to 12/31/2008........   3.166699           1.900624         324,843
 01/01/2009 to 12/31/2009........   1.900624           2.275760         336,622
 01/01/2010 to 12/31/2010........   2.275760           2.563267         293,068
 01/01/2011 to 12/31/2011........   2.563267           2.365143         275,076
 01/01/2012 to 12/31/2012........   2.365143           2.691538         248,480
 01/01/2013 to 04/26/2013........   2.691538           2.962792               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998411           6.597865          17,150
 01/01/2009 to 12/31/2009........   6.597865           8.121083          52,439
 01/01/2010 to 12/31/2010........   8.121083           8.886550          53,093
 01/01/2011 to 12/31/2011........   8.886550           8.710985          51,095
 01/01/2012 to 12/31/2012........   8.710985           9.779654          44,391
 01/01/2013 to 04/26/2013........   9.779654          10.711030               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.481335           1.402540         921,294
 01/01/2008 to 12/31/2008........   1.402540           0.917686         863,248
 01/01/2009 to 12/31/2009........   0.917686           1.091437         872,444
 01/01/2010 to 12/31/2010........   1.091437           1.196789         770,447
 01/01/2011 to 12/31/2011........   1.196789           1.189102         627,557
 01/01/2012 to 12/31/2012........   1.189102           1.364015         684,724
 01/01/2013 to 12/31/2013........   1.364015           1.823446         887,517
 01/01/2014 to 12/31/2014........   1.823446           1.988203         670,441
 01/01/2015 to 12/31/2015........   1.988203           1.954281         527,476
 01/01/2016 to 12/31/2016........   1.954281           2.199682         583,406
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2007 to 12/31/2007........   3.125342           3.204600         125,799
 01/01/2008 to 12/31/2008........   3.204600           1.925548         108,419
 01/01/2009 to 12/31/2009........   1.925548           2.308874          81,758
 01/01/2010 to 12/31/2010........   2.308874           2.603273          72,078
 01/01/2011 to 12/31/2011........   2.603273           2.404287          77,657
 01/01/2012 to 12/31/2012........   2.404287           2.738883          79,067
 01/01/2013 to 04/26/2013........   2.738883           3.015979               0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.278966           1.484917         414,349
 01/01/2011 to 12/31/2011........   1.484917           1.362275         479,065
 01/01/2012 to 12/31/2012........   1.362275           1.467179         378,732
 01/01/2013 to 12/31/2013........   1.467179           2.010373         386,757
 01/01/2014 to 12/31/2014........   2.010373           2.001527         312,227
 01/01/2015 to 12/31/2015........   2.001527           1.873629         319,865
 01/01/2016 to 12/31/2016........   1.873629           1.690424         313,537
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2007 to 12/31/2007........   1.899682           2.024036         574,046
 01/01/2008 to 12/31/2008........   2.024036           0.889037         518,166
 01/01/2009 to 12/31/2009........   0.889037           1.170063         508,025
 01/01/2010 to 04/30/2010........   1.170063           1.266157               0
MSCI EAFE(Reg. TM) Index Sub-Account

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     1.526036         1.662172        2,230,007
 01/01/2008 to 12/31/2008........     1.662172         0.946866        2,122,211
 01/01/2009 to 12/31/2009........     0.946866         1.197230        1,945,763
 01/01/2010 to 12/31/2010........     1.197230         1.273378        1,859,918
 01/01/2011 to 12/31/2011........     1.273378         1.096323        1,661,376
 01/01/2012 to 12/31/2012........     1.096323         1.275209        1,630,826
 01/01/2013 to 12/31/2013........     1.275209         1.527339        1,544,524
 01/01/2014 to 12/31/2014........     1.527339         1.411000        1,381,856
 01/01/2015 to 12/31/2015........     1.411000         1.372888        1,235,178
 01/01/2016 to 12/31/2016........     1.372888         1.366658        1,123,526
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2007 to 12/31/2007........     2.125829         2.017720        1,872,461
 01/01/2008 to 12/31/2008........     2.017720         1.221875        1,820,063
 01/01/2009 to 12/31/2009........     1.221875         1.358846        1,823,852
 01/01/2010 to 12/31/2010........     1.358846         1.625123        1,611,314
 01/01/2011 to 12/31/2011........     1.625123         1.689980        1,196,198
 01/01/2012 to 12/31/2012........     1.689980         1.827971        1,022,703
 01/01/2013 to 12/31/2013........     1.827971         2.489697        1,389,982
 01/01/2014 to 12/31/2014........     2.489697         2.446482        1,113,371
 01/01/2015 to 12/31/2015........     2.446482         2.420426          937,800
 01/01/2016 to 12/31/2016........     2.420426         2.824395          824,096
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........     1.630572         1.563417        1,511,439
 01/01/2008 to 12/31/2008........     1.563417         0.950686        1,566,921
 01/01/2009 to 12/31/2009........     0.950686         1.281457        1,442,980
 01/01/2010 to 12/31/2010........     1.281457         1.551735        1,271,637
 01/01/2011 to 12/31/2011........     1.551735         1.448747        1,102,811
 01/01/2012 to 12/31/2012........     1.448747         1.503253        1,046,973
 01/01/2013 to 04/26/2013........     1.503253         1.629681                0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2007 to 12/31/2007........     2.163361         2.055782        1,424,625
 01/01/2008 to 12/31/2008........     2.055782         1.246028        1,149,280
 01/01/2009 to 12/31/2009........     1.246028         1.386773        1,185,842
 01/01/2010 to 12/31/2010........     1.386773         1.660035        1,081,078
 01/01/2011 to 12/31/2011........     1.660035         1.727133          869,223
 01/01/2012 to 12/31/2012........     1.727133         1.870684          915,272
 01/01/2013 to 12/31/2013........     1.870684         2.551268        1,033,654
 01/01/2014 to 12/31/2014........     2.551268         2.509743          874,496
 01/01/2015 to 12/31/2015........     2.509743         2.484202          739,614
 01/01/2016 to 12/31/2016........     2.484202         2.902384          672,749
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    19.209905        20.117370          110,565
 01/01/2008 to 12/31/2008........    20.117370        11.785434          126,590
 01/01/2009 to 12/31/2009........    11.785434        16.239027          119,403
 01/01/2010 to 12/31/2010........    16.239027        18.554558          106,286
 01/01/2011 to 12/31/2011........    18.554558        16.750804           91,081
 01/01/2012 to 12/31/2012........    16.750804        20.004206           80,898
 01/01/2013 to 12/31/2013........    20.004206        25.062042           81,952
 01/01/2014 to 12/31/2014........    25.062042        25.230431           65,527
 01/01/2015 to 12/31/2015........    25.230431        25.845890           56,897
 01/01/2016 to 12/31/2016........    25.845890        25.532668           53,376
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998411         6.567015            2,914

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     6.567015         8.583858           14,752
 01/01/2010 to 12/31/2010........     8.583858         9.108293           15,176
 01/01/2011 to 12/31/2011........     9.108293         8.358265           21,325
 01/01/2012 to 12/31/2012........     8.358265        10.067242           23,782
 01/01/2013 to 04/26/2013........    10.067242        10.700829                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999801         1.035231                0
 01/01/2015 to 12/31/2015........     1.035231         0.964444                0
 01/01/2016 to 12/31/2016........     0.964444         1.056294           11,525
PIMCO Inflation Protection Bond Sub-Account
 01/01/2007 to 12/31/2007........    11.082609        12.101606          126,768
 01/01/2008 to 12/31/2008........    12.101606        11.105247          371,727
 01/01/2009 to 12/31/2009........    11.105247        12.920908          401,684
 01/01/2010 to 12/31/2010........    12.920908        13.723308          447,576
 01/01/2011 to 12/31/2011........    13.723308        15.033228          437,537
 01/01/2012 to 12/31/2012........    15.033228        16.168633          555,919
 01/01/2013 to 12/31/2013........    16.168633        14.457793          431,842
 01/01/2014 to 12/31/2014........    14.457793        14.661930          396,758
 01/01/2015 to 12/31/2015........    14.661930        14.001440          363,300
 01/01/2016 to 12/31/2016........    14.001440        14.487659          319,461
PIMCO Total Return Sub-Account
 01/01/2007 to 12/31/2007........     1.252931         1.328206       15,632,251
 01/01/2008 to 12/31/2008........     1.328206         1.314400       14,551,036
 01/01/2009 to 12/31/2009........     1.314400         1.529041       14,245,257
 01/01/2010 to 12/31/2010........     1.529041         1.630165       13,825,096
 01/01/2011 to 12/31/2011........     1.630165         1.657688       12,062,943
 01/01/2012 to 12/31/2012........     1.657688         1.785163       11,562,648
 01/01/2013 to 12/31/2013........     1.785163         1.725764       10,564,540
 01/01/2014 to 12/31/2014........     1.725764         1.772221        9,079,285
 01/01/2015 to 12/31/2015........     1.772221         1.746797        7,952,852
 01/01/2016 to 12/31/2016........     1.746797         1.766582        7,185,927
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.767139        10.929950            8,797
 01/01/2013 to 12/31/2013........    10.929950        10.285740            8,133
 01/01/2014 to 12/31/2014........    10.285740        10.903737            7,170
 01/01/2015 to 12/31/2015........    10.903737        10.792993            7,695
 01/01/2016 to 12/31/2016........    10.792993        10.777751           20,101
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.215956        10.749431            3,438
 01/01/2014 to 12/31/2014........    10.749431        11.510177            5,060
 01/01/2015 to 12/31/2015........    11.510177        11.202523            4,997
 01/01/2016 to 12/31/2016........    11.202523        11.545387            8,851
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........     1.831890         1.774602        1,979,142
 01/01/2008 to 12/31/2008........     1.774602         1.160069        1,911,413
 01/01/2009 to 12/31/2009........     1.160069         1.436766        1,785,211
 01/01/2010 to 12/31/2010........     1.436766         1.792471        1,518,933
 01/01/2011 to 12/31/2011........     1.792471         1.690978        1,291,001
 01/01/2012 to 12/31/2012........     1.690978         1.934019        1,368,958
 01/01/2013 to 12/31/2013........     1.934019         2.634011        1,180,877
 01/01/2014 to 12/31/2014........     2.634011         2.720224          961,121
 01/01/2015 to 12/31/2015........     2.720224         2.560639          825,314
 01/01/2016 to 12/31/2016........     2.560639         3.052823          731,445

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010737         1.067782           35,061
 01/01/2013 to 12/31/2013........     1.067782         1.158819          116,267
 01/01/2014 to 12/31/2014........     1.158819         1.230529           84,221
 01/01/2015 to 12/31/2015........     1.230529         1.202154           42,020
 01/01/2016 to 12/31/2016........     1.202154         1.251829           73,022
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.154018        11.586079            1,807
 01/01/2008 to 12/31/2008........    11.586079         8.557256           36,836
 01/01/2009 to 12/31/2009........     8.557256        10.533078           32,100
 01/01/2010 to 12/31/2010........    10.533078        11.652090          117,728
 01/01/2011 to 12/31/2011........    11.652090        11.606558          128,210
 01/01/2012 to 12/31/2012........    11.606558        12.907972          219,894
 01/01/2013 to 12/31/2013........    12.907972        14.367328          198,885
 01/01/2014 to 12/31/2014........    14.367328        14.983493          177,230
 01/01/2015 to 12/31/2015........    14.983493        14.477877          165,262
 01/01/2016 to 12/31/2016........    14.477877        15.094820          140,861
SSGA Growth ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.408665        11.875318            5,753
 01/01/2008 to 12/31/2008........    11.875318         7.845300            8,225
 01/01/2009 to 12/31/2009........     7.845300         9.982416           33,230
 01/01/2010 to 12/31/2010........     9.982416        11.231351           33,046
 01/01/2011 to 12/31/2011........    11.231351        10.834310           59,208
 01/01/2012 to 12/31/2012........    10.834310        12.282659          124,343
 01/01/2013 to 12/31/2013........    12.282659        14.293681          154,634
 01/01/2014 to 12/31/2014........    14.293681        14.845703          148,319
 01/01/2015 to 12/31/2015........    14.845703        14.293837           76,841
 01/01/2016 to 12/31/2016........    14.293837        15.057260           79,197
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.406653         1.513164        3,699,193
 01/01/2008 to 12/31/2008........     1.513164         0.864925        4,236,583
 01/01/2009 to 12/31/2009........     0.864925         1.219353        4,224,088
 01/01/2010 to 12/31/2010........     1.219353         1.403035        3,244,881
 01/01/2011 to 12/31/2011........     1.403035         1.364415        2,765,840
 01/01/2012 to 12/31/2012........     1.364415         1.595787        2,485,109
 01/01/2013 to 12/31/2013........     1.595787         2.182580        2,540,043
 01/01/2014 to 12/31/2014........     2.182580         2.341021        2,072,316
 01/01/2015 to 12/31/2015........     2.341021         2.549881        1,985,396
 01/01/2016 to 12/31/2016........     2.549881         2.551670        1,753,478
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     0.497258         0.644552        1,492,886
 01/01/2008 to 12/31/2008........     0.644552         0.352865        1,713,517
 01/01/2009 to 12/31/2009........     0.352865         0.552893        1,563,838
 01/01/2010 to 12/31/2010........     0.552893         0.695833        1,427,700
 01/01/2011 to 12/31/2011........     0.695833         0.617971        1,403,368
 01/01/2012 to 12/31/2012........     0.617971         0.682834        1,455,145
 01/01/2013 to 04/26/2013........     0.682834         0.713940                0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     0.839683         0.973491        7,090,708
 01/01/2008 to 12/31/2008........     0.973491         0.578065        7,499,130
 01/01/2009 to 12/31/2009........     0.578065         0.828819        7,154,942
 01/01/2010 to 12/31/2010........     0.828819         1.043038        6,391,790
 01/01/2011 to 12/31/2011........     1.043038         1.011115        5,381,821

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   1.011115         1.132835          4,667,437
 01/01/2013 to 12/31/2013........   1.132835         1.524946          3,962,519
 01/01/2014 to 12/31/2014........   1.524946         1.694995          3,165,104
 01/01/2015 to 12/31/2015........   1.694995         1.782083          2,703,174
 01/01/2016 to 12/31/2016........   1.782083         1.865605          2,416,156
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........   1.465554         1.582032          1,113,588
 01/01/2008 to 12/31/2008........   1.582032         0.992921          1,230,477
 01/01/2009 to 12/31/2009........   0.992921         1.356720          1,241,148
 01/01/2010 to 12/31/2010........   1.356720         1.800713          1,195,451
 01/01/2011 to 12/31/2011........   1.800713         1.800529          1,095,087
 01/01/2012 to 12/31/2012........   1.800529         2.056778            837,904
 01/01/2013 to 12/31/2013........   2.056778         2.922615            712,591
 01/01/2014 to 12/31/2014........   2.922615         3.071996            615,727
 01/01/2015 to 12/31/2015........   3.071996         3.102371            603,802
 01/01/2016 to 12/31/2016........   3.102371         3.408817            545,063
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   2.055399         2.100680          4,497,418
 01/01/2008 to 12/31/2008........   2.100680         1.755185          3,878,167
 01/01/2009 to 12/31/2009........   1.755185         2.281649          3,143,160
 01/01/2010 to 12/31/2010........   2.281649         2.528907          2,962,660
 01/01/2011 to 12/31/2011........   2.528907         2.638041          2,546,692
 01/01/2012 to 12/31/2012........   2.638041         2.893486          2,320,716
 01/01/2013 to 12/31/2013........   2.893486         2.875415          2,108,584
 01/01/2014 to 12/31/2014........   2.875415         2.983916          1,730,441
 01/01/2015 to 12/31/2015........   2.983916         2.882123          1,569,252
 01/01/2016 to 12/31/2016........   2.882123         3.076467          2,724,967
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2007 to 12/31/2007........   1.821290         1.912501          5,498,142
 01/01/2008 to 12/31/2008........   1.912501         1.534240          4,576,735
 01/01/2009 to 12/31/2009........   1.534240         2.068223          4,100,078
 01/01/2010 to 12/31/2010........   2.068223         2.302759          3,783,717
 01/01/2011 to 12/31/2011........   2.302759         2.370888          3,150,311
 01/01/2012 to 12/31/2012........   2.370888         2.639108          2,964,688
 01/01/2013 to 12/31/2013........   2.639108         2.808661          2,891,605
 01/01/2014 to 12/31/2014........   2.808661         2.901907          2,475,651
 01/01/2015 to 12/31/2015........   2.901907         2.797941          2,255,087
 01/01/2016 to 04/29/2016........   2.797941         2.882506                  0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   2.076526         2.126051          2,102,157
 01/01/2008 to 12/31/2008........   2.126051         1.778668          1,693,074
 01/01/2009 to 12/31/2009........   1.778668         2.313637          1,380,503
 01/01/2010 to 12/31/2010........   2.313637         2.568197          1,189,198
 01/01/2011 to 12/31/2011........   2.568197         2.681314            945,695
 01/01/2012 to 12/31/2012........   2.681314         2.941057            993,779
 01/01/2013 to 12/31/2013........   2.941057         2.925824            927,237
 01/01/2014 to 12/31/2014........   2.925824         3.039389            739,284
 01/01/2015 to 12/31/2015........   3.039389         2.938854            584,663
 01/01/2016 to 12/31/2016........   2.938854         3.142036            953,366
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.607910         1.648555          3,891,051
 01/01/2008 to 12/31/2008........   1.648555         1.616113          3,597,556
 01/01/2009 to 12/31/2009........   1.616113         1.657842          3,602,968

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   1.657842         1.723725         3,517,189
 01/01/2011 to 12/31/2011........   1.723725         1.788438         2,912,344
 01/01/2012 to 12/31/2012........   1.788438         1.816276         2,427,030
 01/01/2013 to 12/31/2013........   1.816276         1.773924         2,082,848
 01/01/2014 to 12/31/2014........   1.773924         1.792973         1,938,319
 01/01/2015 to 12/31/2015........   1.792973         1.772587         1,698,523
 01/01/2016 to 12/31/2016........   1.772587         1.764913         1,484,652
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.624988         1.667651         1,148,880
 01/01/2008 to 12/31/2008........   1.667651         1.636545         1,071,313
 01/01/2009 to 12/31/2009........   1.636545         1.680501         1,002,932
 01/01/2010 to 12/31/2010........   1.680501         1.750240           847,217
 01/01/2011 to 12/31/2011........   1.750240         1.816228           691,457
 01/01/2012 to 12/31/2012........   1.816228         1.846283           693,644
 01/01/2013 to 12/31/2013........   1.846283         1.806067           602,466
 01/01/2014 to 12/31/2014........   1.806067         1.825705           505,071
 01/01/2015 to 12/31/2015........   1.825705         1.806584           375,096
 01/01/2016 to 12/31/2016........   1.806584         1.801917           330,232





                                             AMERICAN FORERUNNER - 1.7
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2007 to 12/31/2007........    15.117074        15.355552          381,227
 01/01/2008 to 12/31/2008........    15.355552        13.684769          407,883
 01/01/2009 to 12/31/2009........    13.684769        15.150116          364,394
 01/01/2010 to 12/31/2010........    15.150116        15.854671          365,481
 01/01/2011 to 12/31/2011........    15.854671        16.539557          330,248
 01/01/2012 to 12/31/2012........    16.539557        17.133025          304,912
 01/01/2013 to 12/31/2013........    17.133025        16.480660          249,876
 01/01/2014 to 12/31/2014........    16.480660        17.058063          210,130
 01/01/2015 to 12/31/2015........    17.058063        16.816511          185,337
 01/01/2016 to 12/31/2016........    16.816511        17.019824          162,160
American Funds Global Small Capitalization Sub-Account
 01/01/2007 to 12/31/2007........     2.875650         3.432683        4,730,097
 01/01/2008 to 12/31/2008........     3.432683         1.568434        5,450,076
 01/01/2009 to 12/31/2009........     1.568434         2.487203        5,217,053
 01/01/2010 to 12/31/2010........     2.487203         2.993410        4,544,451
 01/01/2011 to 12/31/2011........     2.993410         2.379595        4,043,726
 01/01/2012 to 12/31/2012........     2.379595         2.764521        3,646,012
 01/01/2013 to 12/31/2013........     2.764521         3.486545        3,060,124
 01/01/2014 to 12/31/2014........     3.486545         3.500529        2,478,026
 01/01/2015 to 12/31/2015........     3.500529         3.450658        2,041,624
 01/01/2016 to 12/31/2016........     3.450658         3.463679        1,793,323
American Funds Growth Sub-Account
 01/01/2007 to 12/31/2007........    14.884400        16.439009        2,295,795
 01/01/2008 to 12/31/2008........    16.439009         9.054631        2,397,924
 01/01/2009 to 12/31/2009........     9.054631        12.410470        2,337,394
 01/01/2010 to 12/31/2010........    12.410470        14.480758        2,126,120
 01/01/2011 to 12/31/2011........    14.480758        13.628239        1,781,611
 01/01/2012 to 12/31/2012........    13.628239        15.794318        1,557,315

                                             AMERICAN FORERUNNER - 1.7
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........    15.794318        20.202503        1,321,840
 01/01/2014 to 12/31/2014........    20.202503        21.552019        1,025,923
 01/01/2015 to 12/31/2015........    21.552019        22.641869          867,988
 01/01/2016 to 12/31/2016........    22.641869        24.372246          731,887
American Funds Growth-Income Sub-Account
 01/01/2007 to 12/31/2007........    10.819898        11.172921        2,036,555
 01/01/2008 to 12/31/2008........    11.172921         6.826567        2,118,299
 01/01/2009 to 12/31/2009........     6.826567         8.808245        2,027,304
 01/01/2010 to 12/31/2010........     8.808245         9.649393        1,876,534
 01/01/2011 to 12/31/2011........     9.649393         9.313454        1,668,699
 01/01/2012 to 12/31/2012........     9.313454        10.756310        1,455,001
 01/01/2013 to 12/31/2013........    10.756310        14.117741        1,271,620
 01/01/2014 to 12/31/2014........    14.117741        15.355828        1,036,895
 01/01/2015 to 12/31/2015........    15.355828        15.316589          919,548
 01/01/2016 to 12/31/2016........    15.316589        16.793333          839,071





                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.219284        10.568199               0
 01/01/2013 to 12/31/2013........    10.568199        11.582847           4,297
 01/01/2014 to 12/31/2014........    11.582847        12.261112           4,061
 01/01/2015 to 12/31/2015........    12.261112        12.160685          29,817
 01/01/2016 to 12/31/2016........    12.160685        12.422836          31,552
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996850         1.040408               0
 01/01/2015 to 12/31/2015........     1.040408         1.015852               0
 01/01/2016 to 12/31/2016........     1.015852         1.021713               0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008465         7.011667          19,218
 01/01/2009 to 12/31/2009........     7.011667         8.941853          28,385
 01/01/2010 to 12/31/2010........     8.941853         9.889880          41,810
 01/01/2011 to 12/31/2011........     9.889880         9.545193          46,167
 01/01/2012 to 12/31/2012........     9.545193        10.685140          45,398
 01/01/2013 to 12/31/2013........    10.685140        12.489271          40,093
 01/01/2014 to 12/31/2014........    12.489271        13.060633          38,523
 01/01/2015 to 12/31/2015........    13.060633        12.788193          36,906
 01/01/2016 to 12/31/2016........    12.788193        13.595256          35,355
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998466         6.359814          91,557
 01/01/2009 to 12/31/2009........     6.359814         8.406163         209,577
 01/01/2010 to 12/31/2010........     8.406163         9.407014         208,434
 01/01/2011 to 12/31/2011........     9.407014         8.837455         226,329
 01/01/2012 to 12/31/2012........     8.837455        10.122028         230,112
 01/01/2013 to 12/31/2013........    10.122028        12.487463         148,324
 01/01/2014 to 12/31/2014........    12.487463        13.100436         284,114
 01/01/2015 to 12/31/2015........    13.100436        12.820674         267,404
 01/01/2016 to 12/31/2016........    12.820674        13.775033         240,878
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018465         7.685380           5,832

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     7.685380         9.351642          41,898
 01/01/2010 to 12/31/2010........     9.351642        10.135248          53,403
 01/01/2011 to 12/31/2011........    10.135248        10.013751          46,959
 01/01/2012 to 12/31/2012........    10.013751        10.944060          13,083
 01/01/2013 to 12/31/2013........    10.944060        12.251046          11,154
 01/01/2014 to 12/31/2014........    12.251046        12.816991          11,088
 01/01/2015 to 12/31/2015........    12.816991        12.547047          10,367
 01/01/2016 to 12/31/2016........    12.547047        13.240317          10,734
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.153421        11.560958               0
 01/01/2013 to 12/31/2013........    11.560958        11.013615           5,303
 01/01/2014 to 12/31/2014........    11.013615        11.294663          34,099
 01/01/2015 to 12/31/2015........    11.294663        10.071399           4,555
 01/01/2016 to 12/31/2016........    10.071399        10.821342          13,211
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.794512         1.947600         607,200
 01/01/2008 to 12/31/2008........     1.947600         1.070810         460,819
 01/01/2009 to 12/31/2009........     1.070810         1.287020         471,931
 01/01/2010 to 12/31/2010........     1.287020         1.356210         150,637
 01/01/2011 to 12/31/2011........     1.356210         1.068138         161,164
 01/01/2012 to 12/31/2012........     1.068138         1.257196         169,192
 01/01/2013 to 12/31/2013........     1.257196         1.427386         171,040
 01/01/2014 to 12/31/2014........     1.427386         1.360483         142,270
 01/01/2015 to 12/31/2015........     1.360483         1.312456         144,821
 01/01/2016 to 12/31/2016........     1.312456         1.359577         125,665
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.819983         1.977677         229,090
 01/01/2008 to 12/31/2008........     1.977677         1.088132         231,639
 01/01/2009 to 12/31/2009........     1.088132         1.308666         205,441
 01/01/2010 to 12/31/2010........     1.308666         1.381296         182,720
 01/01/2011 to 12/31/2011........     1.381296         1.089972         169,795
 01/01/2012 to 12/31/2012........     1.089972         1.283187         130,825
 01/01/2013 to 12/31/2013........     1.283187         1.458907         126,500
 01/01/2014 to 12/31/2014........     1.458907         1.392694         117,974
 01/01/2015 to 12/31/2015........     1.392694         1.343848          94,076
 01/01/2016 to 12/31/2016........     1.343848         1.394620          88,331
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.313490         1.381401         831,517
 01/01/2008 to 12/31/2008........     1.381401         1.438845         599,719
 01/01/2009 to 12/31/2009........     1.438845         1.489496         605,337
 01/01/2010 to 12/31/2010........     1.489496         1.552413         540,372
 01/01/2011 to 12/31/2011........     1.552413         1.642381         557,095
 01/01/2012 to 12/31/2012........     1.642381         1.678131         470,481
 01/01/2013 to 12/31/2013........     1.678131         1.612908         539,008
 01/01/2014 to 12/31/2014........     1.612908         1.677615         415,744
 01/01/2015 to 12/31/2015........     1.677615         1.655773         393,862
 01/01/2016 to 12/31/2016........     1.655773         1.667696         344,570
BlackRock Bond Income Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     4.639690         4.850355         386,027
 01/01/2008 to 12/31/2008........     4.850355         4.607455         309,883
 01/01/2009 to 12/31/2009........     4.607455         4.960645         280,539
 01/01/2010 to 12/31/2010........     4.960645         5.286401         250,091
 01/01/2011 to 12/31/2011........     5.286401         5.541742         235,563

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     5.541742         5.862192         188,100
 01/01/2013 to 12/31/2013........     5.862192         5.722441         194,613
 01/01/2014 to 12/31/2014........     5.722441         6.027157         163,272
 01/01/2015 to 12/31/2015........     6.027157         5.963616          96,464
 01/01/2016 to 12/31/2016........     5.963616         6.049216         125,309
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.740956         3.200807          25,247
 01/01/2008 to 12/31/2008........     3.200807         1.998105         145,452
 01/01/2009 to 12/31/2009........     1.998105         2.689596         196,850
 01/01/2010 to 12/31/2010........     2.689596         3.168587         183,100
 01/01/2011 to 12/31/2011........     3.168587         2.838554         193,065
 01/01/2012 to 12/31/2012........     2.838554         3.192773         184,016
 01/01/2013 to 12/31/2013........     3.192773         4.215795         154,616
 01/01/2014 to 12/31/2014........     4.215795         4.516195         115,853
 01/01/2015 to 12/31/2015........     4.516195         4.721105         109,173
 01/01/2016 to 12/31/2016........     4.721105         4.648563         109,217
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2007 to 12/31/2007........    17.290064        17.683059               0
 01/01/2008 to 12/31/2008........    17.683059         9.598675               0
 01/01/2009 to 05/01/2009........     9.598675        10.017096               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.767117         3.234382         101,348
 01/01/2008 to 12/31/2008........     3.234382         2.021068          93,342
 01/01/2009 to 12/31/2009........     2.021068         2.722875          83,176
 01/01/2010 to 12/31/2010........     2.722875         3.211929          78,090
 01/01/2011 to 12/31/2011........     3.211929         2.880288          57,384
 01/01/2012 to 12/31/2012........     2.880288         3.242620          37,568
 01/01/2013 to 12/31/2013........     3.242620         4.286163          30,020
 01/01/2014 to 12/31/2014........     4.286163         4.596156          26,429
 01/01/2015 to 12/31/2015........     4.596156         4.809018          23,308
 01/01/2016 to 12/31/2016........     4.809018         4.739436          18,120
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.974236        10.297225               0
 01/01/2013 to 12/31/2013........    10.297225        11.200807           5,030
 01/01/2014 to 12/31/2014........    11.200807        11.698501           4,741
 01/01/2015 to 12/31/2015........    11.698501        11.523323           4,128
 01/01/2016 to 12/31/2016........    11.523323        11.866670           3,749
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.442300         1.466642         297,563
 01/01/2008 to 12/31/2008........     1.466642         0.938443         357,829
 01/01/2009 to 12/31/2009........     0.938443         1.027690         327,055
 01/01/2010 to 12/31/2010........     1.027690         1.103860         331,565
 01/01/2011 to 12/31/2011........     1.103860         1.110858         323,235
 01/01/2012 to 12/31/2012........     1.110858         1.248349         271,763
 01/01/2013 to 12/31/2013........     1.248349         1.621784         207,893
 01/01/2014 to 12/31/2014........     1.621784         1.754392         117,486
 01/01/2015 to 12/31/2015........     1.754392         1.623116         116,898
 01/01/2016 to 12/31/2016........     1.623116         1.890197         110,422
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.448594         1.475082         248,098
 01/01/2008 to 12/31/2008........     1.475082         0.944871         239,650
 01/01/2009 to 12/31/2009........     0.944871         1.035872         209,838

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     1.035872         1.113438          170,319
 01/01/2011 to 12/31/2011........     1.113438         1.121348          156,783
 01/01/2012 to 12/31/2012........     1.121348         1.262001          163,660
 01/01/2013 to 12/31/2013........     1.262001         1.641269          153,535
 01/01/2014 to 12/31/2014........     1.641269         1.776897          107,136
 01/01/2015 to 12/31/2015........     1.776897         1.645888           53,653
 01/01/2016 to 12/31/2016........     1.645888         1.917419           58,373
BlackRock Ultra-Short Term Bond Sub-Account (Class B) (previously BlackRock Money
Market Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     2.284429         2.360945          577,599
 01/01/2008 to 12/31/2008........     2.360945         2.388543          745,139
 01/01/2009 to 12/31/2009........     2.388543         2.361300          480,064
 01/01/2010 to 12/31/2010........     2.361300         2.328471          362,815
 01/01/2011 to 12/31/2011........     2.328471         2.296186          266,186
 01/01/2012 to 12/31/2012........     2.296186         2.264089          521,975
 01/01/2013 to 12/31/2013........     2.264089         2.232612        1,014,357
 01/01/2014 to 12/31/2014........     2.232612         2.201572          175,680
 01/01/2015 to 12/31/2015........     2.201572         2.170964          167,639
 01/01/2016 to 12/31/2016........     2.170964         2.143182          120,043
Clarion Global Real Estate Sub-Account
 01/01/2007 to 12/31/2007........    19.451786        16.301648           47,371
 01/01/2008 to 12/31/2008........    16.301648         9.375546           48,703
 01/01/2009 to 12/31/2009........     9.375546        12.456502           56,473
 01/01/2010 to 12/31/2010........    12.456502        14.261852           49,355
 01/01/2011 to 12/31/2011........    14.261852        13.278301           42,084
 01/01/2012 to 12/31/2012........    13.278301        16.495575           39,133
 01/01/2013 to 12/31/2013........    16.495575        16.842986           39,092
 01/01/2014 to 12/31/2014........    16.842986        18.812389           32,895
 01/01/2015 to 12/31/2015........    18.812389        18.290851           28,266
 01/01/2016 to 12/31/2016........    18.290851        18.194191           24,790
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.785631         0.792211          272,665
 01/01/2008 to 12/31/2008........     0.792211         0.476103          235,329
 01/01/2009 to 12/31/2009........     0.476103         0.624233          226,055
 01/01/2010 to 12/31/2010........     0.624233         0.761982          222,518
 01/01/2011 to 12/31/2011........     0.761982         0.775812          133,760
 01/01/2012 to 12/31/2012........     0.775812         0.906551           83,102
 01/01/2013 to 12/31/2013........     0.906551         1.301608          144,193
 01/01/2014 to 12/31/2014........     1.301608         1.526006          650,551
 01/01/2015 to 12/31/2015........     1.526006         1.444050          611,006
 01/01/2016 to 12/31/2016........     1.444050         1.462144          589,179
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   145.834124       178.900463              182
 01/01/2008 to 12/31/2008........   178.900463       102.320777            4,205
 01/01/2009 to 12/31/2009........   102.320777       144.137883            5,451
 01/01/2010 to 12/31/2010........   144.137883       155.491489            5,837
 01/01/2011 to 12/31/2011........   155.491489       141.764919            5,236
 01/01/2012 to 12/31/2012........   141.764919       171.257403            4,826
 01/01/2013 to 12/31/2013........   171.257403       217.489397            4,450
 01/01/2014 to 04/25/2014........   217.489397       226.473177                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2007 to 12/31/2007........    10.028747         9.304475            1,730
 01/01/2008 to 12/31/2008........     9.304475         4.163826            1,965

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     4.163826         5.664964           5,354
 01/01/2010 to 12/31/2010........     5.664964         5.995979           7,230
 01/01/2011 to 04/29/2011........     5.995979         6.375584               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.644445         0.584579         133,164
 01/01/2012 to 12/31/2012........     0.584579         0.683432          96,866
 01/01/2013 to 12/31/2013........     0.683432         0.982927          75,838
 01/01/2014 to 12/31/2014........     0.982927         1.152888         151,036
 01/01/2015 to 12/31/2015........     1.152888         1.091538         147,758
 01/01/2016 to 12/31/2016........     1.091538         1.106895         126,347
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     1.011538         0.939433          80,923
 01/01/2008 to 12/31/2008........     0.939433         0.420764          70,038
 01/01/2009 to 12/31/2009........     0.420764         0.572424          47,618
 01/01/2010 to 12/31/2010........     0.572424         0.606095          47,112
 01/01/2011 to 04/29/2011........     0.606095         0.644519               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    42.551290        50.447102           3,075
 01/01/2008 to 12/31/2008........    50.447102        26.941035           2,360
 01/01/2009 to 12/31/2009........    26.941035        39.600328           2,524
 01/01/2010 to 12/31/2010........    39.600328        44.905265           2,222
 01/01/2011 to 12/31/2011........    44.905265        42.845450           1,768
 01/01/2012 to 12/31/2012........    42.845450        46.763970           1,642
 01/01/2013 to 12/31/2013........    46.763970        61.070696           1,598
 01/01/2014 to 12/31/2014........    61.070696        66.771339             823
 01/01/2015 to 12/31/2015........    66.771339        67.557744             744
 01/01/2016 to 12/31/2016........    67.557744        70.054495             730
Harris Oakmark International Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.999585         1.949581         414,453
 01/01/2008 to 12/31/2008........     1.949581         1.136429         374,444
 01/01/2009 to 12/31/2009........     1.136429         1.737676         394,671
 01/01/2010 to 12/31/2010........     1.737676         1.994891         347,623
 01/01/2011 to 12/31/2011........     1.994891         1.686769         334,882
 01/01/2012 to 12/31/2012........     1.686769         2.149737         284,850
 01/01/2013 to 12/31/2013........     2.149737         2.766194         260,949
 01/01/2014 to 12/31/2014........     2.766194         2.569801         188,764
 01/01/2015 to 12/31/2015........     2.569801         2.419483         191,777
 01/01/2016 to 12/31/2016........     2.419483         2.580954         145,962
Harris Oakmark International Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.009171         1.961279         251,549
 01/01/2008 to 12/31/2008........     1.961279         1.144374         136,566
 01/01/2009 to 12/31/2009........     1.144374         1.752132         151,913
 01/01/2010 to 12/31/2010........     1.752132         2.012971         139,128
 01/01/2011 to 12/31/2011........     2.012971         1.704750         133,361
 01/01/2012 to 12/31/2012........     1.704750         2.172977         129,910
 01/01/2013 to 12/31/2013........     2.172977         2.799488         122,155
 01/01/2014 to 12/31/2014........     2.799488         2.604165         118,128
 01/01/2015 to 12/31/2015........     2.604165         2.453583          77,720
 01/01/2016 to 12/31/2016........     2.453583         2.620530          75,585
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010713         1.047990               0
 01/01/2013 to 12/31/2013........     1.047990         1.052652          38,110

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     1.052652         1.095947           38,184
 01/01/2015 to 12/31/2015........     1.095947         1.035267           34,857
 01/01/2016 to 12/31/2016........     1.035267         1.140487           35,275
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     2.532593         2.603500          329,020
 01/01/2013 to 12/31/2013........     2.603500         3.345340          296,995
 01/01/2014 to 12/31/2014........     3.345340         3.616947          208,219
 01/01/2015 to 12/31/2015........     3.616947         3.246328          199,370
 01/01/2016 to 12/31/2016........     3.246328         3.697517          165,900
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2007 to 12/31/2007........     2.620566         2.666388          391,653
 01/01/2008 to 12/31/2008........     2.666388         1.380927          455,733
 01/01/2009 to 12/31/2009........     1.380927         2.011841          461,823
 01/01/2010 to 12/31/2010........     2.011841         2.500682          410,798
 01/01/2011 to 12/31/2011........     2.500682         2.301404          379,484
 01/01/2012 to 04/27/2012........     2.301404         2.545012                0
Invesco Small Cap Growth Sub-account
 01/01/2007 to 12/31/2007........     1.463820         1.603161          191,311
 01/01/2008 to 12/31/2008........     1.603161         0.968576          242,902
 01/01/2009 to 12/31/2009........     0.968576         1.278128          282,962
 01/01/2010 to 12/31/2010........     1.278128         1.590371          315,910
 01/01/2011 to 12/31/2011........     1.590371         1.551351          284,205
 01/01/2012 to 12/31/2012........     1.551351         1.808548          273,186
 01/01/2013 to 12/31/2013........     1.808548         2.499917          243,356
 01/01/2014 to 12/31/2014........     2.499917         2.660178          204,189
 01/01/2015 to 12/31/2015........     2.660178         2.578345          194,295
 01/01/2016 to 12/31/2016........     2.578345         2.833226          136,361
Jennison Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.494175         0.542763           56,758
 01/01/2008 to 12/31/2008........     0.542763         0.339598          116,581
 01/01/2009 to 12/31/2009........     0.339598         0.467364          290,607
 01/01/2010 to 12/31/2010........     0.467364         0.513011          290,526
 01/01/2011 to 12/31/2011........     0.513011         0.507015          249,342
 01/01/2012 to 12/31/2012........     0.507015         0.577706        1,080,020
 01/01/2013 to 12/31/2013........     0.577706         0.778930          946,173
 01/01/2014 to 12/31/2014........     0.778930         0.835258          737,217
 01/01/2015 to 12/31/2015........     0.835258         0.910455          674,585
 01/01/2016 to 12/31/2016........     0.910455         0.896632          702,315
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2007 to 12/31/2007........     9.158221        10.320556            3,213
 01/01/2008 to 12/31/2008........    10.320556         5.501470           46,562
 01/01/2009 to 12/31/2009........     5.501470         7.795846           62,391
 01/01/2010 to 12/31/2010........     7.795846         8.409877           63,215
 01/01/2011 to 12/31/2011........     8.409877         8.178700           58,024
 01/01/2012 to 04/27/2012........     8.178700         9.201007                0
Jennison Growth Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     0.495587         0.545072          321,013
 01/01/2008 to 12/31/2008........     0.545072         0.340897          223,028
 01/01/2009 to 12/31/2009........     0.340897         0.470224          165,913
 01/01/2010 to 12/31/2010........     0.470224         0.516742          208,705
 01/01/2011 to 12/31/2011........     0.516742         0.511137          111,755
 01/01/2012 to 12/31/2012........     0.511137         0.582514          150,089

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     0.582514         0.786396         128,765
 01/01/2014 to 12/31/2014........     0.786396         0.844147         110,714
 01/01/2015 to 12/31/2015........     0.844147         0.921186         104,120
 01/01/2016 to 12/31/2016........     0.921186         0.908258         263,135
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012767         1.050036               0
 01/01/2013 to 12/31/2013........     1.050036         1.149200             824
 01/01/2014 to 12/31/2014........     1.149200         1.212274             805
 01/01/2015 to 12/31/2015........     1.212274         1.206111         267,781
 01/01/2016 to 12/31/2016........     1.206111         1.223869         224,002
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    13.021257        14.310803           7,735
 01/01/2014 to 12/31/2014........    14.310803        14.601130           7,202
 01/01/2015 to 12/31/2015........    14.601130        14.574906           7,162
 01/01/2016 to 12/31/2016........    14.574906        15.058864          13,606
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998466         7.986381           2,864
 01/01/2009 to 12/31/2009........     7.986381        10.066938           4,672
 01/01/2010 to 12/31/2010........    10.066938        11.100437           4,618
 01/01/2011 to 12/31/2011........    11.100437        11.180051           4,803
 01/01/2012 to 12/31/2012........    11.180051        12.401036          10,795
 01/01/2013 to 04/26/2013........    12.401036        12.944649               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.204124         3.526618          23,416
 01/01/2008 to 12/31/2008........     3.526618         2.223577          22,661
 01/01/2009 to 12/31/2009........     2.223577         2.848868          23,731
 01/01/2010 to 12/31/2010........     2.848868         3.573674          18,036
 01/01/2011 to 12/31/2011........     3.573674         3.536031          13,223
 01/01/2012 to 12/31/2012........     3.536031         3.984108          11,661
 01/01/2013 to 12/31/2013........     3.984108         5.527155           9,599
 01/01/2014 to 12/31/2014........     5.527155         5.641176           8,685
 01/01/2015 to 12/31/2015........     5.641176         5.465833           8,695
 01/01/2016 to 12/31/2016........     5.465833         6.412432           6,444
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     3.234101         3.562990         125,445
 01/01/2008 to 12/31/2008........     3.562990         2.248771         123,288
 01/01/2009 to 12/31/2009........     2.248771         2.883892         112,505
 01/01/2010 to 12/31/2010........     2.883892         3.621319         101,289
 01/01/2011 to 12/31/2011........     3.621319         3.586809          77,381
 01/01/2012 to 12/31/2012........     3.586809         4.045263          71,610
 01/01/2013 to 12/31/2013........     4.045263         5.617654          57,680
 01/01/2014 to 12/31/2014........     5.617654         5.739030          56,522
 01/01/2015 to 12/31/2015........     5.739030         5.566394          55,162
 01/01/2016 to 12/31/2016........     5.566394         6.536831          51,697
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     1.086600         1.117644         136,272
 01/01/2008 to 12/31/2008........     1.117644         0.646802         128,110
 01/01/2009 to 12/31/2009........     0.646802         0.827086         140,709
 01/01/2010 to 12/31/2010........     0.827086         1.071261         122,422
 01/01/2011 to 12/31/2011........     1.071261         1.085398         122,989
 01/01/2012 to 12/31/2012........     1.085398         1.186824         116,225
 01/01/2013 to 12/31/2013........     1.186824         1.736533          73,585
 01/01/2014 to 12/31/2014........     1.736533         1.728395          68,223

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     1.728395         1.728690          56,854
 01/01/2016 to 12/31/2016........     1.728690         1.807742          58,804
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.911773         3.584202          35,591
 01/01/2008 to 12/31/2008........     3.584202         1.903762          28,972
 01/01/2009 to 12/31/2009........     1.903762         2.650705          32,640
 01/01/2010 to 12/31/2010........     2.650705         2.999679          27,972
 01/01/2011 to 12/31/2011........     2.999679         3.150051          21,890
 01/01/2012 to 12/31/2012........     3.150051         3.465761          20,890
 01/01/2013 to 12/31/2013........     3.465761         4.665324          22,285
 01/01/2014 to 12/31/2014........     4.665324         4.677473          19,561
 01/01/2015 to 12/31/2015........     4.677473         4.166652          19,570
 01/01/2016 to 12/31/2016........     4.166652         5.039440          18,084
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     3.998276         3.667119         449,971
 01/01/2008 to 12/31/2008........     3.667119         1.949737         442,161
 01/01/2009 to 12/31/2009........     1.949737         2.717367         398,250
 01/01/2010 to 12/31/2010........     2.717367         3.078135         343,095
 01/01/2011 to 12/31/2011........     3.078135         3.235704         293,714
 01/01/2012 to 12/31/2012........     3.235704         3.563587         255,540
 01/01/2013 to 12/31/2013........     3.563587         4.801946         223,268
 01/01/2014 to 12/31/2014........     4.801946         4.819224         165,485
 01/01/2015 to 12/31/2015........     4.819224         4.297131         164,159
 01/01/2016 to 12/31/2016........     4.297131         5.202572         118,232
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.988083         9.767007               0
 01/01/2012 to 12/31/2012........     9.767007        10.054067               0
 01/01/2013 to 12/31/2013........    10.054067        10.029369           2,851
 01/01/2014 to 12/31/2014........    10.029369         9.994549          26,519
 01/01/2015 to 12/31/2015........     9.994549         9.794250          27,275
 01/01/2016 to 12/31/2016........     9.794250         9.960714          27,273
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........    42.021096        43.761019               0
 01/01/2008 to 12/31/2008........    43.761019        32.378238             245
 01/01/2009 to 12/31/2009........    32.378238        37.356213             291
 01/01/2010 to 12/31/2010........    37.356213        40.268226             298
 01/01/2011 to 12/31/2011........    40.268226        41.134728             284
 01/01/2012 to 12/31/2012........    41.134728        45.470996             286
 01/01/2013 to 12/31/2013........    45.470996        53.930762             278
 01/01/2014 to 12/31/2014........    53.930762        58.648207             267
 01/01/2015 to 12/31/2015........    58.648207        59.159926             184
 01/01/2016 to 12/31/2016........    59.159926        62.270051             177
Met/Wellington Core Equity Opportunities Sub-Account (Class B) (previously WMC Core
Equity Opportunities Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     3.760265         3.868756         272,418
 01/01/2008 to 12/31/2008........     3.868756         2.307194         323,345
 01/01/2009 to 12/31/2009........     2.307194         2.995213         312,802
 01/01/2010 to 12/31/2010........     2.995213         3.299497         281,667
 01/01/2011 to 12/31/2011........     3.299497         3.114817         240,571
 01/01/2012 to 12/31/2012........     3.114817         3.458800         214,074
 01/01/2013 to 12/31/2013........     3.458800         4.548493         207,601
 01/01/2014 to 12/31/2014........     4.548493         4.949642         159,449
 01/01/2015 to 12/31/2015........     4.949642         4.985360         152,345
 01/01/2016 to 12/31/2016........     4.985360         5.262902         133,103

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Met/Wellington Core Equity Opportunities Sub-Account (Class E) (previously WMC Core
Equity Opportunities Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     3.801805         3.914808         482,090
 01/01/2008 to 12/31/2008........     3.914808         2.337053         408,908
 01/01/2009 to 12/31/2009........     2.337053         3.038052         396,621
 01/01/2010 to 12/31/2010........     3.038052         3.349848         364,781
 01/01/2011 to 12/31/2011........     3.349848         3.165318         303,391
 01/01/2012 to 12/31/2012........     3.165318         3.517514         274,586
 01/01/2013 to 12/31/2013........     3.517514         4.631595         235,255
 01/01/2014 to 12/31/2014........     4.631595         5.044319         205,956
 01/01/2015 to 12/31/2015........     5.044319         5.086933         173,454
 01/01/2016 to 12/31/2016........     5.086933         5.374985         118,631
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap
Research Sub-Account (Class B))
 04/30/2007 to 12/31/2007........     7.810216         7.877257          15,635
 01/01/2008 to 12/31/2008........     7.877257         4.869552          21,695
 01/01/2009 to 12/31/2009........     4.869552         5.723646          18,133
 01/01/2010 to 12/31/2010........     5.723646         6.347068          16,986
 01/01/2011 to 12/31/2011........     6.347068         6.274983          16,619
 01/01/2012 to 12/31/2012........     6.274983         7.017202          16,863
 01/01/2013 to 12/31/2013........     7.017202         9.291904          18,008
 01/01/2014 to 12/31/2014........     9.291904        10.400162          12,866
 01/01/2015 to 12/31/2015........    10.400162        10.716461          16,335
 01/01/2016 to 12/31/2016........    10.716461        11.442204          15,412
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-
Account)
 01/01/2007 to 04/27/2007........     7.510073         7.876043               0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2007 to 12/31/2007........    12.717820        12.949992               0
 01/01/2008 to 12/31/2008........    12.949992         7.604288           1,679
 01/01/2009 to 12/31/2009........     7.604288         9.859832           9,264
 01/01/2010 to 12/31/2010........     9.859832        11.248397           3,001
 01/01/2011 to 04/29/2011........    11.248397        12.197241               0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    12.160754        10.414730           2,993
 01/01/2012 to 12/31/2012........    10.414730        11.988490           1,666
 01/01/2013 to 12/31/2013........    11.988490        15.310139           1,664
 01/01/2014 to 12/31/2014........    15.310139        15.865534           1,662
 01/01/2015 to 12/31/2015........    15.865534        15.330779           1,660
 01/01/2016 to 12/31/2016........    15.330779        16.474950           1,658
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    10.856842        11.301500          26,059
 01/01/2008 to 12/31/2008........    11.301500         9.540600          25,997
 01/01/2009 to 12/31/2009........     9.540600        11.338992         227,225
 01/01/2010 to 12/31/2010........    11.338992        12.305328         282,024
 01/01/2011 to 12/31/2011........    12.305328        12.529284         157,575
 01/01/2012 to 12/31/2012........    12.529284        13.488260         147,462
 01/01/2013 to 12/31/2013........    13.488260        13.870825          42,881
 01/01/2014 to 12/31/2014........    13.870825        14.289647          32,965
 01/01/2015 to 12/31/2015........    14.289647        14.008475          15,969
 01/01/2016 to 12/31/2016........    14.008475        14.439497          14,981
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.349099        11.728876          32,332
 01/01/2008 to 12/31/2008........    11.728876         9.067698          71,170
 01/01/2009 to 12/31/2009........     9.067698        11.058754          82,427

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........    11.058754        12.162022          85,030
 01/01/2011 to 12/31/2011........    12.162022        12.119093         124,371
 01/01/2012 to 12/31/2012........    12.119093        13.319397         127,578
 01/01/2013 to 12/31/2013........    13.319397        14.569140         177,946
 01/01/2014 to 12/31/2014........    14.569140        15.074351         124,365
 01/01/2015 to 12/31/2015........    15.074351        14.705231          91,586
 01/01/2016 to 12/31/2016........    14.705231        15.383571          87,836
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.854319        12.196651         152,777
 01/01/2008 to 12/31/2008........    12.196651         8.582985         288,685
 01/01/2009 to 12/31/2009........     8.582985        10.709108         396,827
 01/01/2010 to 12/31/2010........    10.709108        11.951194         333,696
 01/01/2011 to 12/31/2011........    11.951194        11.624061         470,336
 01/01/2012 to 12/31/2012........    11.624061        12.979301         464,530
 01/01/2013 to 12/31/2013........    12.979301        15.100670         466,118
 01/01/2014 to 12/31/2014........    15.100670        15.642785         482,373
 01/01/2015 to 12/31/2015........    15.642785        15.229745         468,770
 01/01/2016 to 12/31/2016........    15.229745        16.085085         460,323
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    12.360650        12.657119         296,402
 01/01/2008 to 12/31/2008........    12.657119         8.097891         521,985
 01/01/2009 to 12/31/2009........     8.097891        10.308554         709,879
 01/01/2010 to 12/31/2010........    10.308554        11.659519         668,588
 01/01/2011 to 12/31/2011........    11.659519        11.064055         592,318
 01/01/2012 to 12/31/2012........    11.064055        12.588059         573,553
 01/01/2013 to 12/31/2013........    12.588059        15.430882         561,688
 01/01/2014 to 12/31/2014........    15.430882        16.011763         544,060
 01/01/2015 to 12/31/2015........    16.011763        15.521347         510,144
 01/01/2016 to 12/31/2016........    15.521347        16.551548         494,910
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998466         7.033638              74
 01/01/2009 to 12/31/2009........     7.033638         8.916144          70,135
 01/01/2010 to 12/31/2010........     8.916144         9.675478          69,335
 01/01/2011 to 12/31/2011........     9.675478         9.373272          72,619
 01/01/2012 to 12/31/2012........     9.373272        10.732527          72,949
 01/01/2013 to 04/26/2013........    10.732527        11.554139               0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.629011        13.255895          71,117
 01/01/2014 to 04/25/2014........    13.255895        13.202335               0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........    10.001185        10.465180               0
 01/01/2013 to 12/31/2013........    10.465180        11.801777           7,496
 01/01/2014 to 12/31/2014........    11.801777        12.760543          33,785
 01/01/2015 to 12/31/2015........    12.760543        12.068797           6,490
 01/01/2016 to 12/31/2016........    12.068797        12.896529          33,713
MetLife Mid Cap Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     1.561498         1.655406         416,568
 01/01/2008 to 12/31/2008........     1.655406         1.038505         409,548
 01/01/2009 to 12/31/2009........     1.038505         1.400676         446,288
 01/01/2010 to 12/31/2010........     1.400676         1.740262         383,490
 01/01/2011 to 12/31/2011........     1.740262         1.678579         323,753
 01/01/2012 to 12/31/2012........     1.678579         1.941948         286,152
 01/01/2013 to 12/31/2013........     1.941948         2.543640         246,418

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     2.543640         2.739675         218,205
 01/01/2015 to 12/31/2015........     2.739675         2.630766         211,745
 01/01/2016 to 12/31/2016........     2.630766         3.116627         189,128
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.797339        11.290057               0
 01/01/2014 to 12/31/2014........    11.290057        12.164129             251
 01/01/2015 to 12/31/2015........    12.164129        11.849659          32,277
 01/01/2016 to 12/31/2016........    11.849659        12.194546          21,714
MetLife Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     4.296243         4.446934         212,450
 01/01/2008 to 12/31/2008........     4.446934         2.751104         197,073
 01/01/2009 to 12/31/2009........     2.751104         3.416046         181,458
 01/01/2010 to 12/31/2010........     3.416046         3.856696         151,180
 01/01/2011 to 12/31/2011........     3.856696         3.865380         136,317
 01/01/2012 to 12/31/2012........     3.865380         4.399414         111,413
 01/01/2013 to 12/31/2013........     4.399414         5.713437         107,514
 01/01/2014 to 12/31/2014........     5.713437         6.371992          94,474
 01/01/2015 to 12/31/2015........     6.371992         6.340793          94,361
 01/01/2016 to 12/31/2016........     6.340793         6.964352          95,365
MFS(Reg. TM) Research International Sub-Account
 01/01/2007 to 12/31/2007........     1.621977         1.811874         443,370
 01/01/2008 to 12/31/2008........     1.811874         1.029706         847,169
 01/01/2009 to 12/31/2009........     1.029706         1.335909         932,323
 01/01/2010 to 12/31/2010........     1.335909         1.467584         936,523
 01/01/2011 to 12/31/2011........     1.467584         1.292162         836,108
 01/01/2012 to 12/31/2012........     1.292162         1.486985         822,581
 01/01/2013 to 12/31/2013........     1.486985         1.748688         745,301
 01/01/2014 to 12/31/2014........     1.748688         1.604540         665,156
 01/01/2015 to 12/31/2015........     1.604540         1.554166         664,151
 01/01/2016 to 12/31/2016........     1.554166         1.519144         612,780
MFS(Reg. TM) Total Return Sub-Account
 01/01/2007 to 12/31/2007........     4.475551         4.594705         173,843
 01/01/2008 to 12/31/2008........     4.594705         3.518132         163,932
 01/01/2009 to 12/31/2009........     3.518132         4.104218         169,972
 01/01/2010 to 12/31/2010........     4.104218         4.443721         154,094
 01/01/2011 to 12/31/2011........     4.443721         4.476676         147,326
 01/01/2012 to 12/31/2012........     4.476676         4.913293         136,278
 01/01/2013 to 12/31/2013........     4.913293         5.750981         126,333
 01/01/2014 to 12/31/2014........     5.750981         6.145336         104,990
 01/01/2015 to 12/31/2015........     6.145336         6.035685          93,823
 01/01/2016 to 12/31/2016........     6.035685         6.482851          80,099
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.475801         1.396585         321,559
 01/01/2008 to 12/31/2008........     1.396585         0.912980         310,590
 01/01/2009 to 12/31/2009........     0.912980         1.085610         347,725
 01/01/2010 to 12/31/2010........     1.085610         1.190201         314,226
 01/01/2011 to 12/31/2011........     1.190201         1.181188         298,724
 01/01/2012 to 12/31/2012........     1.181188         1.354744         226,265
 01/01/2013 to 12/31/2013........     1.354744         1.808644         373,170
 01/01/2014 to 12/31/2014........     1.808644         1.971872         279,293
 01/01/2015 to 12/31/2015........     1.971872         1.937370         261,095
 01/01/2016 to 12/31/2016........     1.937370         2.179722         228,153
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........   3.112621           3.190028          61,523
 01/01/2008 to 12/31/2008........   3.190028           1.915590          63,822
 01/01/2009 to 12/31/2009........   1.915590           2.294827          70,729
 01/01/2010 to 12/31/2010........   2.294827           2.586034          75,788
 01/01/2011 to 12/31/2011........   2.586034           2.387343          74,437
 01/01/2012 to 12/31/2012........   2.387343           2.718167          66,957
 01/01/2013 to 04/26/2013........   2.718167           2.992580               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998466           6.600141               0
 01/01/2009 to 12/31/2009........   6.600141           8.127948             839
 01/01/2010 to 12/31/2010........   8.127948           8.898507             830
 01/01/2011 to 12/31/2011........   8.898507           8.727061             770
 01/01/2012 to 12/31/2012........   8.727061           9.802627           3,790
 01/01/2013 to 04/26/2013........   9.802627          10.737897               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.487381           1.408973         439,731
 01/01/2008 to 12/31/2008........   1.408973           0.922359         304,667
 01/01/2009 to 12/31/2009........   0.922359           1.097543         283,604
 01/01/2010 to 12/31/2010........   1.097543           1.204086         292,743
 01/01/2011 to 12/31/2011........   1.204086           1.196949         263,905
 01/01/2012 to 12/31/2012........   1.196949           1.373707         251,581
 01/01/2013 to 12/31/2013........   1.373707           1.837320         294,772
 01/01/2014 to 12/31/2014........   1.837320           2.004333         259,565
 01/01/2015 to 12/31/2015........   2.004333           1.971121         249,031
 01/01/2016 to 12/31/2016........   1.971121           2.219746         318,779
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2007 to 12/31/2007........   3.146810           3.228235          68,660
 01/01/2008 to 12/31/2008........   3.228235           1.940725          78,096
 01/01/2009 to 12/31/2009........   1.940725           2.328238          59,063
 01/01/2010 to 12/31/2010........   2.328238           2.626417          32,739
 01/01/2011 to 12/31/2011........   2.626417           2.426874          28,419
 01/01/2012 to 12/31/2012........   2.426874           2.766003          26,642
 01/01/2013 to 04/26/2013........   2.766003           3.046327               0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.287451           1.495265         266,989
 01/01/2011 to 12/31/2011........   1.495265           1.372453         211,397
 01/01/2012 to 12/31/2012........   1.372453           1.478884         172,081
 01/01/2013 to 12/31/2013........   1.478884           2.027424         119,173
 01/01/2014 to 12/31/2014........   2.027424           2.019513          94,248
 01/01/2015 to 12/31/2015........   2.019513           1.891411          48,476
 01/01/2016 to 12/31/2016........   1.891411           1.707321          38,148
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2007 to 12/31/2007........   1.909085           2.035078         150,995
 01/01/2008 to 12/31/2008........   2.035078           0.894338         183,585
 01/01/2009 to 12/31/2009........   0.894338           1.177628         186,296
 01/01/2010 to 04/30/2010........   1.177628           1.274552               0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........   1.532160           1.669681         491,618
 01/01/2008 to 12/31/2008........   1.669681           0.951622         478,991
 01/01/2009 to 12/31/2009........   0.951622           1.203846         558,191
 01/01/2010 to 12/31/2010........   1.203846           1.281054         561,294
 01/01/2011 to 12/31/2011........   1.281054           1.103483         577,852
 01/01/2012 to 12/31/2012........   1.103483           1.284182         579,417

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.284182         1.538855         523,292
 01/01/2014 to 12/31/2014........     1.538855         1.422351         441,234
 01/01/2015 to 12/31/2015........     1.422351         1.384625         397,831
 01/01/2016 to 12/31/2016........     1.384625         1.379031         345,451
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2007 to 12/31/2007........     2.132735         2.025294         132,045
 01/01/2008 to 12/31/2008........     2.025294         1.227079         142,298
 01/01/2009 to 12/31/2009........     1.227079         1.365316         129,675
 01/01/2010 to 12/31/2010........     1.365316         1.633676         118,859
 01/01/2011 to 12/31/2011........     1.633676         1.699723         100,538
 01/01/2012 to 12/31/2012........     1.699723         1.839433          91,208
 01/01/2013 to 12/31/2013........     1.839433         2.506561         162,953
 01/01/2014 to 12/31/2014........     2.506561         2.464286         129,721
 01/01/2015 to 12/31/2015........     2.464286         2.439260         117,386
 01/01/2016 to 12/31/2016........     2.439260         2.847796         100,122
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........     1.634852         1.568309         310,533
 01/01/2008 to 12/31/2008........     1.568309         0.954140         338,551
 01/01/2009 to 12/31/2009........     0.954140         1.286756         346,292
 01/01/2010 to 12/31/2010........     1.286756         1.558930         301,352
 01/01/2011 to 12/31/2011........     1.558930         1.456192         252,228
 01/01/2012 to 12/31/2012........     1.456192         1.511738         241,772
 01/01/2013 to 04/26/2013........     1.511738         1.639140               0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2007 to 12/31/2007........     2.142613         2.037091         577,630
 01/01/2008 to 12/31/2008........     2.037091         1.235320         518,871
 01/01/2009 to 12/31/2009........     1.235320         1.375544         512,774
 01/01/2010 to 12/31/2010........     1.375544         1.647415         481,596
 01/01/2011 to 12/31/2011........     1.647415         1.714859         383,276
 01/01/2012 to 12/31/2012........     1.714859         1.858323         322,772
 01/01/2013 to 12/31/2013........     1.858323         2.535677         330,769
 01/01/2014 to 12/31/2014........     2.535677         2.495654         259,854
 01/01/2015 to 12/31/2015........     2.495654         2.471493         243,884
 01/01/2016 to 12/31/2016........     2.471493         2.888979         170,622
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    19.304552        20.226655           3,153
 01/01/2008 to 12/31/2008........    20.226655        11.855415           4,451
 01/01/2009 to 12/31/2009........    11.855415        16.343625           5,887
 01/01/2010 to 12/31/2010........    16.343625        18.683400           5,694
 01/01/2011 to 12/31/2011........    18.683400        16.875548           5,802
 01/01/2012 to 12/31/2012........    16.875548        20.163307           4,183
 01/01/2013 to 12/31/2013........    20.163307        25.273996           4,266
 01/01/2014 to 12/31/2014........    25.273996        25.456537           3,766
 01/01/2015 to 12/31/2015........    25.456537        26.090558           3,720
 01/01/2016 to 12/31/2016........    26.090558        25.787264           6,617
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998466         6.569280               0
 01/01/2009 to 12/31/2009........     6.569280         8.591113               0
 01/01/2010 to 12/31/2010........     8.591113         9.120547               0
 01/01/2011 to 12/31/2011........     9.120547         8.373692               0
 01/01/2012 to 12/31/2012........     8.373692        10.090892               0
 01/01/2013 to 04/26/2013........    10.090892        10.727673               0
PanAgora Global Diversified Risk Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/28/2014 to 12/31/2014........     0.999808         1.035588                0
 01/01/2015 to 12/31/2015........     1.035588         0.965260                0
 01/01/2016 to 12/31/2016........     0.965260         1.057716          253,111
PIMCO Inflation Protection Bond Sub-Account
 01/01/2007 to 12/31/2007........    11.102944        12.129906            4,190
 01/01/2008 to 12/31/2008........    12.129906        11.136801           33,963
 01/01/2009 to 12/31/2009........    11.136801        12.964097           59,683
 01/01/2010 to 12/31/2010........    12.964097        13.776064           74,921
 01/01/2011 to 12/31/2011........    13.776064        15.098543           68,804
 01/01/2012 to 12/31/2012........    15.098543        16.247045           72,886
 01/01/2013 to 12/31/2013........    16.247045        14.535178           70,092
 01/01/2014 to 12/31/2014........    14.535178        14.747781           52,440
 01/01/2015 to 12/31/2015........    14.747781        14.090471           48,021
 01/01/2016 to 12/31/2016........    14.090471        14.587074           44,860
PIMCO Total Return Sub-Account
 01/01/2007 to 12/31/2007........     1.256621         1.332788        2,085,818
 01/01/2008 to 12/31/2008........     1.332788         1.319595        1,715,001
 01/01/2009 to 12/31/2009........     1.319595         1.535851        1,880,860
 01/01/2010 to 12/31/2010........     1.535851         1.638245        1,792,991
 01/01/2011 to 12/31/2011........     1.638245         1.666735        1,671,919
 01/01/2012 to 12/31/2012........     1.666735         1.795808        1,601,552
 01/01/2013 to 12/31/2013........     1.795808         1.736924        1,566,433
 01/01/2014 to 12/31/2014........     1.736924         1.784573        1,189,367
 01/01/2015 to 12/31/2015........     1.784573         1.759852          925,458
 01/01/2016 to 12/31/2016........     1.759852         1.780674          866,300
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.772567        10.939129                0
 01/01/2013 to 12/31/2013........    10.939129        10.299529                0
 01/01/2014 to 12/31/2014........    10.299529        10.923814                0
 01/01/2015 to 12/31/2015........    10.923814        10.818275                0
 01/01/2016 to 12/31/2016........    10.818275        10.808400              739
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.216095        10.753200                0
 01/01/2014 to 12/31/2014........    10.753200        11.519972                0
 01/01/2015 to 12/31/2015........    11.519972        11.217665                0
 01/01/2016 to 12/31/2016........    11.217665        11.566774                0
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........     1.839418         1.782791          382,782
 01/01/2008 to 12/31/2008........     1.782791         1.166009          336,607
 01/01/2009 to 12/31/2009........     1.166009         1.444845          328,948
 01/01/2010 to 12/31/2010........     1.444845         1.803450          276,143
 01/01/2011 to 12/31/2011........     1.803450         1.702186          269,948
 01/01/2012 to 12/31/2012........     1.702186         1.947816          232,246
 01/01/2013 to 12/31/2013........     1.947816         2.654127          200,970
 01/01/2014 to 12/31/2014........     2.654127         2.742369          160,645
 01/01/2015 to 12/31/2015........     2.742369         2.582776          139,969
 01/01/2016 to 12/31/2016........     2.582776         3.080756          107,512
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010746         1.068149                0
 01/01/2013 to 12/31/2013........     1.068149         1.159797              810
 01/01/2014 to 12/31/2014........     1.159797         1.232184              791
 01/01/2015 to 12/31/2015........     1.232184         1.204372              773
 01/01/2016 to 12/31/2016........     1.204372         1.254766              752

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.160973        11.599133             984
 01/01/2008 to 12/31/2008........    11.599133         8.571201             904
 01/01/2009 to 12/31/2009........     8.571201        10.555519          14,063
 01/01/2010 to 12/31/2010........    10.555519        11.682751          21,802
 01/01/2011 to 12/31/2011........    11.682751        11.642906          30,199
 01/01/2012 to 12/31/2012........    11.642906        12.954905          61,448
 01/01/2013 to 12/31/2013........    12.954905        14.426778          57,943
 01/01/2014 to 12/31/2014........    14.426778        15.053018          55,887
 01/01/2015 to 12/31/2015........    15.053018        14.552333          53,467
 01/01/2016 to 12/31/2016........    14.552333        15.180036          25,004
SSGA Growth ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.415778        11.888698               0
 01/01/2008 to 12/31/2008........    11.888698         7.858087               0
 01/01/2009 to 12/31/2009........     7.858087        10.003688          80,120
 01/01/2010 to 12/31/2010........    10.003688        11.260907          79,511
 01/01/2011 to 12/31/2011........    11.260907        10.868245         117,849
 01/01/2012 to 12/31/2012........    10.868245        12.327324         111,853
 01/01/2013 to 12/31/2013........    12.327324        14.352831          47,951
 01/01/2014 to 12/31/2014........    14.352831        14.914593          47,379
 01/01/2015 to 12/31/2015........    14.914593        14.367352          38,124
 01/01/2016 to 12/31/2016........    14.367352        15.142268          37,469
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.412393         1.520102         277,980
 01/01/2008 to 12/31/2008........     1.520102         0.869328         372,102
 01/01/2009 to 12/31/2009........     0.869328         1.226173         358,401
 01/01/2010 to 12/31/2010........     1.226173         1.411587         326,047
 01/01/2011 to 12/31/2011........     1.411587         1.373417         343,978
 01/01/2012 to 12/31/2012........     1.373417         1.607123         311,314
 01/01/2013 to 12/31/2013........     1.607123         2.199183         394,836
 01/01/2014 to 12/31/2014........     2.199183         2.360009         309,779
 01/01/2015 to 12/31/2015........     2.360009         2.571849         277,193
 01/01/2016 to 12/31/2016........     2.571849         2.574940         304,113
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     0.493640         0.640183         355,966
 01/01/2008 to 12/31/2008........     0.640183         0.350649         371,938
 01/01/2009 to 12/31/2009........     0.350649         0.549697         403,793
 01/01/2010 to 12/31/2010........     0.549697         0.692156         440,995
 01/01/2011 to 12/31/2011........     0.692156         0.615013         381,803
 01/01/2012 to 12/31/2012........     0.615013         0.679906         333,611
 01/01/2013 to 04/26/2013........     0.679906         0.710992               0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     0.842095         0.976778         451,872
 01/01/2008 to 12/31/2008........     0.976778         0.580309         743,582
 01/01/2009 to 12/31/2009........     0.580309         0.832452         822,510
 01/01/2010 to 12/31/2010........     0.832452         1.048134         765,518
 01/01/2011 to 12/31/2011........     1.048134         1.016562         698,242
 01/01/2012 to 12/31/2012........     1.016562         1.139510         693,858
 01/01/2013 to 12/31/2013........     1.139510         1.534698         592,958
 01/01/2014 to 12/31/2014........     1.534698         1.706688         471,926
 01/01/2015 to 12/31/2015........     1.706688         1.795275         429,444
 01/01/2016 to 12/31/2016........     1.795275         1.880354         390,367
T. Rowe Price Small Cap Growth Sub-Account

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........   1.472779         1.590630            56,579
 01/01/2008 to 12/31/2008........   1.590630         0.998819           137,581
 01/01/2009 to 12/31/2009........   0.998819         1.365463           140,963
 01/01/2010 to 12/31/2010........   1.365463         1.813222           150,491
 01/01/2011 to 12/31/2011........   1.813222         1.813941           136,887
 01/01/2012 to 12/31/2012........   1.813941         2.073141           122,185
 01/01/2013 to 12/31/2013........   2.073141         2.947338           101,443
 01/01/2014 to 12/31/2014........   2.947338         3.099532            84,379
 01/01/2015 to 12/31/2015........   3.099532         3.131745            72,619
 01/01/2016 to 12/31/2016........   3.131745         3.442813            82,633
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   2.067943         2.114563            66,942
 01/01/2008 to 12/31/2008........   2.114563         1.767671            71,904
 01/01/2009 to 12/31/2009........   1.767671         2.299028            64,672
 01/01/2010 to 12/31/2010........   2.299028         2.549444            62,592
 01/01/2011 to 12/31/2011........   2.549444         2.660790            58,178
 01/01/2012 to 12/31/2012........   2.660790         2.919905            92,213
 01/01/2013 to 12/31/2013........   2.919905         2.903120            85,746
 01/01/2014 to 12/31/2014........   2.903120         3.014173            58,440
 01/01/2015 to 12/31/2015........   3.014173         2.912805            55,461
 01/01/2016 to 12/31/2016........   2.912805         3.110772           146,447
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2007 to 12/31/2007........   1.814581         1.906414           699,149
 01/01/2008 to 12/31/2008........   1.906414         1.530125           596,819
 01/01/2009 to 12/31/2009........   1.530125         2.063706           527,647
 01/01/2010 to 12/31/2010........   2.063706         2.298879           499,295
 01/01/2011 to 12/31/2011........   2.298879         2.368074           471,409
 01/01/2012 to 12/31/2012........   2.368074         2.637300           428,680
 01/01/2013 to 12/31/2013........   2.637300         2.808141           407,263
 01/01/2014 to 12/31/2014........   2.808141         2.902821           353,487
 01/01/2015 to 12/31/2015........   2.902821         2.800222           298,086
 01/01/2016 to 04/29/2016........   2.800222         2.885331                 0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   2.089202         2.140105           733,708
 01/01/2008 to 12/31/2008........   2.140105         1.791324           616,102
 01/01/2009 to 12/31/2009........   1.791324         2.331263           515,463
 01/01/2010 to 12/31/2010........   2.331263         2.589056           462,766
 01/01/2011 to 12/31/2011........   2.589056         2.704440           439,094
 01/01/2012 to 12/31/2012........   2.704440         2.967914           400,682
 01/01/2013 to 12/31/2013........   2.967914         2.954019           401,954
 01/01/2014 to 12/31/2014........   2.954019         3.070213           362,472
 01/01/2015 to 12/31/2015........   3.070213         2.970144           198,009
 01/01/2016 to 12/31/2016........   2.970144         3.177077           234,508
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.617724         1.659451           191,025
 01/01/2008 to 12/31/2008........   1.659451         1.627610           194,870
 01/01/2009 to 12/31/2009........   1.627610         1.670470           187,551
 01/01/2010 to 12/31/2010........   1.670470         1.737724           196,192
 01/01/2011 to 12/31/2011........   1.737724         1.803862           190,966
 01/01/2012 to 12/31/2012........   1.803862         1.832861           179,916
 01/01/2013 to 12/31/2013........   1.832861         1.791018           183,403
 01/01/2014 to 12/31/2014........   1.791018         1.811156           126,284
 01/01/2015 to 12/31/2015........   1.811156         1.791459            99,380

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........   1.791459         1.784595            79,960
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.634905         1.678672           735,352
 01/01/2008 to 12/31/2008........   1.678672         1.648186           560,845
 01/01/2009 to 12/31/2009........   1.648186         1.693301           512,800
 01/01/2010 to 12/31/2010........   1.693301         1.764453           424,605
 01/01/2011 to 12/31/2011........   1.764453         1.831890           363,720
 01/01/2012 to 12/31/2012........   1.831890         1.863141           356,587
 01/01/2013 to 12/31/2013........   1.863141         1.823469           356,751
 01/01/2014 to 12/31/2014........   1.823469         1.844218           264,737
 01/01/2015 to 12/31/2015........   1.844218         1.825816           249,571
 01/01/2016 to 12/31/2016........   1.825816         1.822010           187,925





                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2007 to 12/31/2007........    15.190349        15.437742          19,135
 01/01/2008 to 12/31/2008........    15.437742        13.764918          18,130
 01/01/2009 to 12/31/2009........    13.764918        15.246465          15,851
 01/01/2010 to 12/31/2010........    15.246465        15.963477          17,753
 01/01/2011 to 12/31/2011........    15.963477        16.661368          17,660
 01/01/2012 to 12/31/2012........    16.661368        17.267883          15,386
 01/01/2013 to 12/31/2013........    17.267883        16.618692          11,465
 01/01/2014 to 12/31/2014........    16.618692        17.209533          14,317
 01/01/2015 to 12/31/2015........    17.209533        16.974322           6,067
 01/01/2016 to 12/31/2016........    16.974322        17.188135           5,911
American Funds Global Small Capitalization Sub-Account
 01/01/2007 to 12/31/2007........     2.888228         3.449430         606,182
 01/01/2008 to 12/31/2008........     3.449430         1.576879         619,463
 01/01/2009 to 12/31/2009........     1.576879         2.501845         604,172
 01/01/2010 to 12/31/2010........     2.501845         3.012537         547,570
 01/01/2011 to 12/31/2011........     3.012537         2.395996         453,730
 01/01/2012 to 12/31/2012........     2.395996         2.784974         415,933
 01/01/2013 to 12/31/2013........     2.784974         3.514095         370,621
 01/01/2014 to 12/31/2014........     3.514095         3.529955         296,327
 01/01/2015 to 12/31/2015........     3.529955         3.481407         254,245
 01/01/2016 to 12/31/2016........     3.481407         3.496291         200,284
American Funds Growth Sub-Account
 01/01/2007 to 12/31/2007........    15.054881        16.635658         267,553
 01/01/2008 to 12/31/2008........    16.635658         9.167556         275,498
 01/01/2009 to 12/31/2009........     9.167556        12.571530         284,032
 01/01/2010 to 12/31/2010........    12.571530        14.676015         249,585
 01/01/2011 to 12/31/2011........    14.676015        13.818895         207,154
 01/01/2012 to 12/31/2012........    13.818895        16.023326         184,987
 01/01/2013 to 12/31/2013........    16.023326        20.505671         162,175
 01/01/2014 to 12/31/2014........    20.505671        21.886379         120,114
 01/01/2015 to 12/31/2015........    21.886379        23.004637         103,592
 01/01/2016 to 12/31/2016........    23.004637        24.775119          87,200
American Funds Growth-Income Sub-Account
 01/01/2007 to 12/31/2007........    10.943642        11.306386         257,849

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    11.306386         6.911587        272,678
 01/01/2009 to 12/31/2009........     6.911587         8.922405        281,504
 01/01/2010 to 12/31/2010........     8.922405         9.779339        269,252
 01/01/2011 to 12/31/2011........     9.779339         9.443587        237,124
 01/01/2012 to 12/31/2012........     9.443587        10.912086        208,535
 01/01/2013 to 12/31/2013........    10.912086        14.329356        181,206
 01/01/2014 to 12/31/2014........    14.329356        15.593795        143,544
 01/01/2015 to 12/31/2015........    15.593795        15.561728        125,591
 01/01/2016 to 12/31/2016........    15.561728        17.070638         99,857





                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.224438        10.577077            4,801
 01/01/2013 to 12/31/2013........    10.577077        11.598375           12,856
 01/01/2014 to 12/31/2014........    11.598375        12.283690           15,975
 01/01/2015 to 12/31/2015........    12.283690        12.189171           16,706
 01/01/2016 to 12/31/2016........    12.189171        12.458163           15,956
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996857         1.040768           28,305
 01/01/2015 to 12/31/2015........     1.040768         1.016711           28,200
 01/01/2016 to 12/31/2016........     1.016711         1.023088           28,090
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008520         7.014085          165,145
 01/01/2009 to 12/31/2009........     7.014085         8.949409          426,258
 01/01/2010 to 12/31/2010........     8.949409         9.903184          499,360
 01/01/2011 to 12/31/2011........     9.903184         9.562804          496,966
 01/01/2012 to 12/31/2012........     9.562804        10.710235          498,423
 01/01/2013 to 12/31/2013........    10.710235        12.524862          500,826
 01/01/2014 to 12/31/2014........    12.524862        13.104403          521,660
 01/01/2015 to 12/31/2015........    13.104403        12.837470          487,661
 01/01/2016 to 12/31/2016........    12.837470        13.654468          495,856
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998521         6.362009          903,057
 01/01/2009 to 12/31/2009........     6.362009         8.413269        1,369,010
 01/01/2010 to 12/31/2010........     8.413269         9.419671        1,226,773
 01/01/2011 to 12/31/2011........     9.419671         8.853764        1,238,979
 01/01/2012 to 12/31/2012........     8.853764        10.145805        1,243,266
 01/01/2013 to 12/31/2013........    10.145805        12.523053        1,314,404
 01/01/2014 to 12/31/2014........    12.523053        13.144344        1,227,675
 01/01/2015 to 12/31/2015........    13.144344        12.870081        1,193,298
 01/01/2016 to 12/31/2016........    12.870081        13.835032        1,148,138
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018520         7.688028          172,061
 01/01/2009 to 12/31/2009........     7.688028         9.359541          320,127
 01/01/2010 to 12/31/2010........     9.359541        10.148880          304,799
 01/01/2011 to 12/31/2011........    10.148880        10.032222          281,059
 01/01/2012 to 12/31/2012........    10.032222        10.969760          266,632
 01/01/2013 to 12/31/2013........    10.969760        12.285955          236,779
 01/01/2014 to 12/31/2014........    12.285955        12.859942          241,381

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   12.859942        12.595391           174,663
 01/01/2016 to 12/31/2016........   12.595391        13.297979           165,982
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   11.159194        11.570824            76,537
 01/01/2013 to 12/31/2013........   11.570824        11.028529            74,354
 01/01/2014 to 12/31/2014........   11.028529        11.315616            78,421
 01/01/2015 to 12/31/2015........   11.315616        10.095134            54,217
 01/01/2016 to 12/31/2016........   10.095134        10.852268            50,375
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    1.808635         1.963914         1,298,359
 01/01/2008 to 12/31/2008........    1.963914         1.080322         1,269,393
 01/01/2009 to 12/31/2009........    1.080322         1.299103         1,325,178
 01/01/2010 to 12/31/2010........    1.299103         1.369626         1,274,856
 01/01/2011 to 12/31/2011........    1.369626         1.079244         1,424,312
 01/01/2012 to 12/31/2012........    1.079244         1.270906         1,360,987
 01/01/2013 to 12/31/2013........    1.270906         1.443673         1,290,791
 01/01/2014 to 12/31/2014........    1.443673         1.376695         1,192,722
 01/01/2015 to 12/31/2015........    1.376695         1.328760         1,096,596
 01/01/2016 to 12/31/2016........    1.328760         1.377155           981,850
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2007 to 12/31/2007........    1.834322         1.994261         1,961,979
 01/01/2008 to 12/31/2008........    1.994261         1.097808         1,946,427
 01/01/2009 to 12/31/2009........    1.097808         1.320963         1,801,134
 01/01/2010 to 12/31/2010........    1.320963         1.394973         1,634,140
 01/01/2011 to 12/31/2011........    1.394973         1.101315         1,741,977
 01/01/2012 to 12/31/2012........    1.101315         1.297192         1,927,147
 01/01/2013 to 12/31/2013........    1.297192         1.475566         1,722,932
 01/01/2014 to 12/31/2014........    1.475566         1.409303         1,535,356
 01/01/2015 to 12/31/2015........    1.409303         1.360555         1,332,404
 01/01/2016 to 12/31/2016........    1.360555         1.412664         1,246,850
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    1.318858         1.387744         5,422,863
 01/01/2008 to 12/31/2008........    1.387744         1.446177         4,833,928
 01/01/2009 to 12/31/2009........    1.446177         1.497834         4,633,213
 01/01/2010 to 12/31/2010........    1.497834         1.561884         4,658,031
 01/01/2011 to 12/31/2011........    1.561884         1.653224         4,264,878
 01/01/2012 to 12/31/2012........    1.653224         1.690060         4,044,812
 01/01/2013 to 12/31/2013........    1.690060         1.625185         3,803,875
 01/01/2014 to 12/31/2014........    1.625185         1.691231         3,361,600
 01/01/2015 to 12/31/2015........    1.691231         1.670046         3,027,136
 01/01/2016 to 12/31/2016........    1.670046         1.682914         2,937,282
BlackRock Bond Income Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    4.694201         4.909808         3,437,166
 01/01/2008 to 12/31/2008........    4.909808         4.666270         2,626,961
 01/01/2009 to 12/31/2009........    4.666270         5.026480         2,312,373
 01/01/2010 to 12/31/2010........    5.026480         5.359238         2,198,665
 01/01/2011 to 12/31/2011........    5.359238         5.620899         2,231,951
 01/01/2012 to 12/31/2012........    5.620899         5.948915         2,063,117
 01/01/2013 to 12/31/2013........    5.948915         5.810002         1,952,772
 01/01/2014 to 12/31/2014........    5.810002         6.122440         1,863,385
 01/01/2015 to 12/31/2015........    6.122440         6.060925         1,721,391
 01/01/2016 to 12/31/2016........    6.060925         6.150996         1,673,973
BlackRock Capital Appreciation Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     2.757686         3.221962          302,111
 01/01/2008 to 12/31/2008........     3.221962         2.012323          355,042
 01/01/2009 to 12/31/2009........     2.012323         2.710089          418,869
 01/01/2010 to 12/31/2010........     2.710089         3.194324          429,619
 01/01/2011 to 12/31/2011........     3.194324         2.863039          425,331
 01/01/2012 to 12/31/2012........     2.863039         3.221933          356,473
 01/01/2013 to 12/31/2013........     3.221933         4.256425          310,879
 01/01/2014 to 12/31/2014........     4.256425         4.562001          265,914
 01/01/2015 to 12/31/2015........     4.562001         4.771375          239,689
 01/01/2016 to 12/31/2016........     4.771375         4.700410          196,345
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2007 to 12/31/2007........    17.379668        17.783641            6,138
 01/01/2008 to 12/31/2008........    17.783641         9.658129            6,193
 01/01/2009 to 05/01/2009........     9.658129        10.080821                0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.783993         3.255744        1,808,823
 01/01/2008 to 12/31/2008........     3.255744         2.035439        1,666,543
 01/01/2009 to 12/31/2009........     2.035439         2.743607        1,431,377
 01/01/2010 to 12/31/2010........     2.743607         3.238003        1,201,786
 01/01/2011 to 12/31/2011........     3.238003         2.905120        1,053,299
 01/01/2012 to 12/31/2012........     2.905120         3.272218          876,012
 01/01/2013 to 12/31/2013........     3.272218         4.327450          696,987
 01/01/2014 to 12/31/2014........     4.327450         4.642750          557,594
 01/01/2015 to 12/31/2015........     4.642750         4.860200          496,324
 01/01/2016 to 12/31/2016........     4.860200         4.792273          434,263
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.979267        10.305877           26,649
 01/01/2013 to 12/31/2013........    10.305877        11.215823           43,932
 01/01/2014 to 12/31/2014........    11.215823        11.720044           75,096
 01/01/2015 to 12/31/2015........    11.720044        11.550320           35,761
 01/01/2016 to 12/31/2016........    11.550320        11.900419           50,037
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.445668         1.470807        1,351,592
 01/01/2008 to 12/31/2008........     1.470807         0.941580        1,464,805
 01/01/2009 to 12/31/2009........     0.941580         1.031642        1,647,986
 01/01/2010 to 12/31/2010........     1.031642         1.108659        1,636,704
 01/01/2011 to 12/31/2011........     1.108659         1.116244        1,501,606
 01/01/2012 to 12/31/2012........     1.116244         1.255033        1,418,881
 01/01/2013 to 12/31/2013........     1.255033         1.631282        1,398,367
 01/01/2014 to 12/31/2014........     1.631282         1.765549        1,242,153
 01/01/2015 to 12/31/2015........     1.765549         1.634256        1,137,229
 01/01/2016 to 12/31/2016........     1.634256         1.904122          963,930
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.451953         1.479247        1,166,714
 01/01/2008 to 12/31/2008........     1.479247         0.948015          975,371
 01/01/2009 to 12/31/2009........     0.948015         1.039839          876,861
 01/01/2010 to 12/31/2010........     1.039839         1.118260          796,252
 01/01/2011 to 12/31/2011........     1.118260         1.126767          787,986
 01/01/2012 to 12/31/2012........     1.126767         1.268738          858,398
 01/01/2013 to 12/31/2013........     1.268738         1.650854          896,608
 01/01/2014 to 12/31/2014........     1.650854         1.788168          819,473
 01/01/2015 to 12/31/2015........     1.788168         1.657158          792,232

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     1.657158         1.931512          583,568
BlackRock Ultra-Short Term Bond Sub-Account (Class B) (previously BlackRock Money
Market Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     2.311275         2.389891        3,163,873
 01/01/2008 to 12/31/2008........     2.389891         2.419040        4,663,226
 01/01/2009 to 12/31/2009........     2.419040         2.392645        3,422,317
 01/01/2010 to 12/31/2010........     2.392645         2.360561        2,863,519
 01/01/2011 to 12/31/2011........     2.360561         2.328993        2,587,647
 01/01/2012 to 12/31/2012........     2.328993         2.297592        2,255,160
 01/01/2013 to 12/31/2013........     2.297592         2.266782        1,985,206
 01/01/2014 to 12/31/2014........     2.266782         2.236385        1,868,518
 01/01/2015 to 12/31/2015........     2.236385         2.206396        1,451,901
 01/01/2016 to 12/31/2016........     2.206396         2.179250        1,350,999
Clarion Global Real Estate Sub-Account
 01/01/2007 to 12/31/2007........    19.477708        16.331587          511,634
 01/01/2008 to 12/31/2008........    16.331587         9.397492          486,586
 01/01/2009 to 12/31/2009........     9.397492        12.491908          489,565
 01/01/2010 to 12/31/2010........    12.491908        14.309532          442,539
 01/01/2011 to 12/31/2011........    14.309532        13.329346          418,066
 01/01/2012 to 12/31/2012........    13.329346        16.567309          388,209
 01/01/2013 to 12/31/2013........    16.567309        16.924694          362,172
 01/01/2014 to 12/31/2014........    16.924694        18.913103          327,419
 01/01/2015 to 12/31/2015........    18.913103        18.397973          291,135
 01/01/2016 to 12/31/2016........    18.397973        18.309894          260,653
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.787846         0.794843        1,285,456
 01/01/2008 to 12/31/2008........     0.794843         0.477925        1,182,457
 01/01/2009 to 12/31/2009........     0.477925         0.626936        1,089,670
 01/01/2010 to 12/31/2010........     0.626936         0.765664        1,088,075
 01/01/2011 to 12/31/2011........     0.765664         0.779950          688,067
 01/01/2012 to 12/31/2012........     0.779950         0.911844          509,636
 01/01/2013 to 12/31/2013........     0.911844         1.309862          403,858
 01/01/2014 to 12/31/2014........     1.309862         1.536450        1,874,011
 01/01/2015 to 12/31/2015........     1.536450         1.454661        1,726,087
 01/01/2016 to 12/31/2016........     1.454661         1.473625        1,582,900
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   147.677871       181.223037            4,374
 01/01/2008 to 12/31/2008........   181.223037       103.701306           17,538
 01/01/2009 to 12/31/2009........   103.701306       146.155656           24,055
 01/01/2010 to 12/31/2010........   146.155656       157.747000           23,100
 01/01/2011 to 12/31/2011........   157.747000       143.893132           19,728
 01/01/2012 to 12/31/2012........   143.893132       173.915707           18,760
 01/01/2013 to 12/31/2013........   173.915707       220.975747           17,375
 01/01/2014 to 04/25/2014........   220.975747       230.139777                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2007 to 12/31/2007........    10.067298         9.344941           25,021
 01/01/2008 to 12/31/2008........     9.344941         4.184042           44,208
 01/01/2009 to 12/31/2009........     4.184042         5.695318           40,850
 01/01/2010 to 12/31/2010........     5.695318         6.031119           54,806
 01/01/2011 to 04/29/2011........     6.031119         6.413995                0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.648330         0.588298        2,286,679
 01/01/2012 to 12/31/2012........     0.588298         0.688125        2,351,901

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     0.688125         0.990172        2,176,097
 01/01/2014 to 12/31/2014........     0.990172         1.161966        3,281,816
 01/01/2015 to 12/31/2015........     1.161966         1.100684        3,005,501
 01/01/2016 to 12/31/2016........     1.100684         1.116728        2,668,042
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     1.015425         0.943518        1,718,668
 01/01/2008 to 12/31/2008........     0.943518         0.422806        1,854,214
 01/01/2009 to 12/31/2009........     0.422806         0.575490        1,635,636
 01/01/2010 to 12/31/2010........     0.575490         0.609647        1,646,520
 01/01/2011 to 04/29/2011........     0.609647         0.648401                0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    42.950645        50.946162           17,729
 01/01/2008 to 12/31/2008........    50.946162        27.221248           24,830
 01/01/2009 to 12/31/2009........    27.221248        40.032217           26,503
 01/01/2010 to 12/31/2010........    40.032217        45.417694           23,911
 01/01/2011 to 12/31/2011........    45.417694        43.356012           22,019
 01/01/2012 to 12/31/2012........    43.356012        47.345021           17,079
 01/01/2013 to 12/31/2013........    47.345021        61.860416           15,465
 01/01/2014 to 12/31/2014........    61.860416        67.668609           14,550
 01/01/2015 to 12/31/2015........    67.668609        68.499831           12,557
 01/01/2016 to 12/31/2016........    68.499831        71.066927           11,528
Harris Oakmark International Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.004813         1.955662        5,916,229
 01/01/2008 to 12/31/2008........     1.955662         1.140547        5,256,145
 01/01/2009 to 12/31/2009........     1.140547         1.744845        4,962,350
 01/01/2010 to 12/31/2010........     1.744845         2.004122        4,722,724
 01/01/2011 to 12/31/2011........     2.004122         1.695421        4,471,265
 01/01/2012 to 12/31/2012........     1.695421         2.161850        4,318,904
 01/01/2013 to 12/31/2013........     2.161850         2.783171        3,636,170
 01/01/2014 to 12/31/2014........     2.783171         2.586867        3,303,240
 01/01/2015 to 12/31/2015........     2.586867         2.436769        3,194,261
 01/01/2016 to 12/31/2016........     2.436769         2.600693        2,953,816
Harris Oakmark International Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.014435         1.967407        2,071,297
 01/01/2008 to 12/31/2008........     1.967407         1.148527        1,598,579
 01/01/2009 to 12/31/2009........     1.148527         1.759371        1,287,643
 01/01/2010 to 12/31/2010........     1.759371         2.022296        1,103,256
 01/01/2011 to 12/31/2011........     2.022296         1.713504        1,408,447
 01/01/2012 to 12/31/2012........     1.713504         2.185233        1,359,112
 01/01/2013 to 12/31/2013........     2.185233         2.816685        1,200,199
 01/01/2014 to 12/31/2014........     2.816685         2.621472        1,121,228
 01/01/2015 to 12/31/2015........     2.621472         2.471126        1,176,616
 01/01/2016 to 12/31/2016........     2.471126         2.640586          990,580
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010721         1.048350          234,747
 01/01/2013 to 12/31/2013........     1.048350         1.053540          308,028
 01/01/2014 to 12/31/2014........     1.053540         1.097420          270,640
 01/01/2015 to 12/31/2015........     1.097420         1.037178          204,330
 01/01/2016 to 12/31/2016........     1.037178         1.143163          206,855
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     2.549737         2.622004        2,391,105
 01/01/2013 to 12/31/2013........     2.622004         3.370802        2,106,502

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     3.370802         3.646298        1,751,656
 01/01/2015 to 12/31/2015........     3.646298         3.274310        1,553,152
 01/01/2016 to 12/31/2016........     3.274310         3.731253        1,344,499
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2007 to 12/31/2007........     2.631265         2.678622        3,583,350
 01/01/2008 to 12/31/2008........     2.678622         1.387961        3,580,080
 01/01/2009 to 12/31/2009........     1.387961         2.023101        3,368,325
 01/01/2010 to 12/31/2010........     2.023101         2.515933        3,000,304
 01/01/2011 to 12/31/2011........     2.515933         2.316596        2,703,542
 01/01/2012 to 04/27/2012........     2.316596         2.562230                0
Invesco Small Cap Growth Sub-account
 01/01/2007 to 12/31/2007........     1.467668         1.608183          627,180
 01/01/2008 to 12/31/2008........     1.608183         0.972099          586,321
 01/01/2009 to 12/31/2009........     0.972099         1.283418          629,550
 01/01/2010 to 12/31/2010........     1.283418         1.597752          630,761
 01/01/2011 to 12/31/2011........     1.597752         1.559329          639,344
 01/01/2012 to 12/31/2012........     1.559329         1.818762          584,670
 01/01/2013 to 12/31/2013........     1.818762         2.515292          523,121
 01/01/2014 to 12/31/2014........     2.515292         2.677878          486,395
 01/01/2015 to 12/31/2015........     2.677878         2.596799          417,428
 01/01/2016 to 12/31/2016........     2.596799         2.854931          372,692
Jennison Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.495826         0.544850          265,792
 01/01/2008 to 12/31/2008........     0.544850         0.341075          472,844
 01/01/2009 to 12/31/2009........     0.341075         0.469632          577,549
 01/01/2010 to 12/31/2010........     0.469632         0.515758          647,544
 01/01/2011 to 12/31/2011........     0.515758         0.509985          647,022
 01/01/2012 to 12/31/2012........     0.509985         0.581381        1,535,376
 01/01/2013 to 12/31/2013........     0.581381         0.784278        1,492,639
 01/01/2014 to 12/31/2014........     0.784278         0.841414        1,295,525
 01/01/2015 to 12/31/2015........     0.841414         0.917623        1,175,327
 01/01/2016 to 12/31/2016........     0.917623         0.904143        1,091,566
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2007 to 12/31/2007........     9.185190        10.356153           61,095
 01/01/2008 to 12/31/2008........    10.356153         5.523224           78,496
 01/01/2009 to 12/31/2009........     5.523224         7.830586           87,577
 01/01/2010 to 12/31/2010........     7.830586         8.451575           85,600
 01/01/2011 to 12/31/2011........     8.451575         8.223354           74,303
 01/01/2012 to 04/27/2012........     8.223354         9.252749                0
Jennison Growth Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     0.497254         0.547180        1,215,905
 01/01/2008 to 12/31/2008........     0.547180         0.342388        1,055,287
 01/01/2009 to 12/31/2009........     0.342388         0.472516        1,013,397
 01/01/2010 to 12/31/2010........     0.472516         0.519521        1,069,430
 01/01/2011 to 12/31/2011........     0.519521         0.514142          989,978
 01/01/2012 to 12/31/2012........     0.514142         0.586233        1,200,902
 01/01/2013 to 12/31/2013........     0.586233         0.791812        1,062,855
 01/01/2014 to 12/31/2014........     0.791812         0.850386          954,995
 01/01/2015 to 12/31/2015........     0.850386         0.928459          911,899
 01/01/2016 to 12/31/2016........     0.928459         0.915887          753,610
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012776         1.050397          144,538

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.050397         1.150170          298,475
 01/01/2014 to 12/31/2014........     1.150170         1.213904          216,215
 01/01/2015 to 12/31/2015........     1.213904         1.208337          244,071
 01/01/2016 to 12/31/2016........     1.208337         1.226741          235,667
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    13.053958        14.351574           55,562
 01/01/2014 to 12/31/2014........    14.351574        14.650052           44,903
 01/01/2015 to 12/31/2015........    14.650052        14.631057           40,678
 01/01/2016 to 12/31/2016........    14.631057        15.124440           38,773
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998521         7.989131            4,642
 01/01/2009 to 12/31/2009........     7.989131        10.075438            9,878
 01/01/2010 to 12/31/2010........    10.075438        11.115363           11,881
 01/01/2011 to 12/31/2011........    11.115363        11.200671           56,263
 01/01/2012 to 12/31/2012........    11.200671        12.430152           71,000
 01/01/2013 to 04/26/2013........    12.430152        12.977104                0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.224486         3.550815          867,082
 01/01/2008 to 12/31/2008........     3.550815         2.239960          888,968
 01/01/2009 to 12/31/2009........     2.239960         2.871293          928,620
 01/01/2010 to 12/31/2010........     2.871293         3.603603          856,965
 01/01/2011 to 12/31/2011........     3.603603         3.567425          772,935
 01/01/2012 to 12/31/2012........     3.567425         4.021500          729,586
 01/01/2013 to 12/31/2013........     4.021500         5.581818          656,397
 01/01/2014 to 12/31/2014........     5.581818         5.699817          585,871
 01/01/2015 to 12/31/2015........     5.699817         5.525414          486,318
 01/01/2016 to 12/31/2016........     5.525414         6.485573          442,737
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     3.254656         3.587439        1,517,743
 01/01/2008 to 12/31/2008........     3.587439         2.265340        1,401,240
 01/01/2009 to 12/31/2009........     2.265340         2.906595        1,290,874
 01/01/2010 to 12/31/2010........     2.906595         3.651650        1,099,733
 01/01/2011 to 12/31/2011........     3.651650         3.618656          961,956
 01/01/2012 to 12/31/2012........     3.618656         4.083233          953,055
 01/01/2013 to 12/31/2013........     4.083233         5.673216          748,622
 01/01/2014 to 12/31/2014........     5.673216         5.798692          708,239
 01/01/2015 to 12/31/2015........     5.798692         5.627075          651,875
 01/01/2016 to 12/31/2016........     5.627075         6.611395          590,192
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     1.089682         1.121378        2,635,921
 01/01/2008 to 12/31/2008........     1.121378         0.649289        2,367,434
 01/01/2009 to 12/31/2009........     0.649289         0.830682        2,328,969
 01/01/2010 to 12/31/2010........     0.830682         1.076456        2,025,623
 01/01/2011 to 12/31/2011........     1.076456         1.091206        1,903,332
 01/01/2012 to 12/31/2012........     1.091206         1.193774        1,627,003
 01/01/2013 to 12/31/2013........     1.193774         1.747576        1,354,229
 01/01/2014 to 12/31/2014........     1.747576         1.740256        1,239,797
 01/01/2015 to 12/31/2015........     1.740256         1.741424        1,097,372
 01/01/2016 to 12/31/2016........     1.741424         1.821969          999,456
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.938606         3.610604        1,281,844
 01/01/2008 to 12/31/2008........     3.610604         1.918751        1,305,553
 01/01/2009 to 12/31/2009........     1.918751         2.672911        1,334,555

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     2.672911         3.026320        1,218,683
 01/01/2011 to 12/31/2011........     3.026320         3.179614        1,123,108
 01/01/2012 to 12/31/2012........     3.179614         3.500046          993,823
 01/01/2013 to 12/31/2013........     3.500046         4.713830          852,389
 01/01/2014 to 12/31/2014........     4.713830         4.728470          730,314
 01/01/2015 to 12/31/2015........     4.728470         4.214188          672,932
 01/01/2016 to 12/31/2016........     4.214188         5.099482          597,308
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     4.025687         3.694118        5,021,337
 01/01/2008 to 12/31/2008........     3.694118         1.965080        4,442,394
 01/01/2009 to 12/31/2009........     1.965080         2.740122        3,821,515
 01/01/2010 to 12/31/2010........     2.740122         3.105461        3,224,952
 01/01/2011 to 12/31/2011........     3.105461         3.266059        3,414,413
 01/01/2012 to 12/31/2012........     3.266059         3.598826        3,143,412
 01/01/2013 to 12/31/2013........     3.598826         4.851855        2,495,989
 01/01/2014 to 12/31/2014........     4.851855         4.871748        2,146,063
 01/01/2015 to 12/31/2015........     4.871748         4.346139        1,932,303
 01/01/2016 to 12/31/2016........     4.346139         5.264538        1,613,207
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.988152         9.770313            1,283
 01/01/2012 to 12/31/2012........     9.770313        10.062528           10,759
 01/01/2013 to 12/31/2013........    10.062528        10.042830           29,852
 01/01/2014 to 12/31/2014........    10.042830        10.012969           41,418
 01/01/2015 to 12/31/2015........    10.012969         9.817209           40,750
 01/01/2016 to 12/31/2016........     9.817209         9.989057           31,831
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........    42.453752        44.233821            8,024
 01/01/2008 to 12/31/2008........    44.233821        32.744497            7,097
 01/01/2009 to 12/31/2009........    32.744497        37.797674            6,437
 01/01/2010 to 12/31/2010........    37.797674        40.764465            5,781
 01/01/2011 to 12/31/2011........    40.764465        41.662422            5,252
 01/01/2012 to 12/31/2012........    41.662422        46.077468            7,082
 01/01/2013 to 12/31/2013........    46.077468        54.677389            6,816
 01/01/2014 to 12/31/2014........    54.677389        59.489879           13,151
 01/01/2015 to 12/31/2015........    59.489879        60.038958           11,784
 01/01/2016 to 12/31/2016........    60.038958        63.226897           17,246
Met/Wellington Core Equity Opportunities Sub-Account (Class B) (previously WMC Core
Equity Opportunities Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     3.783210         3.894320        3,433,602
 01/01/2008 to 12/31/2008........     3.894320         2.323608        3,502,048
 01/01/2009 to 12/31/2009........     2.323608         3.018031        3,697,255
 01/01/2010 to 12/31/2010........     3.018031         3.326295        3,540,998
 01/01/2011 to 12/31/2011........     3.326295         3.141682        3,253,672
 01/01/2012 to 12/31/2012........     3.141682         3.490387        2,963,460
 01/01/2013 to 12/31/2013........     3.490387         4.592325        2,715,700
 01/01/2014 to 12/31/2014........     4.592325         4.999838        2,248,329
 01/01/2015 to 12/31/2015........     4.999838         5.038438        1,944,950
 01/01/2016 to 12/31/2016........     5.038438         5.321595        1,676,657
Met/Wellington Core Equity Opportunities Sub-Account (Class E) (previously WMC Core
Equity Opportunities Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     3.825009         3.940683        5,566,242
 01/01/2008 to 12/31/2008........     3.940683         2.353684        5,130,878
 01/01/2009 to 12/31/2009........     2.353684         3.061202        4,347,293
 01/01/2010 to 12/31/2010........     3.061202         3.377060        3,927,359
 01/01/2011 to 12/31/2011........     3.377060         3.192625        3,985,599

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     3.192625         3.549643       3,696,835
 01/01/2013 to 12/31/2013........     3.549643         4.676235       3,053,903
 01/01/2014 to 12/31/2014........     4.676235         5.095484       2,532,352
 01/01/2015 to 12/31/2015........     5.095484         5.141101       2,187,572
 01/01/2016 to 12/31/2016........     5.141101         5.434936       1,847,088
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap
Research Sub-Account (Class B))
 04/30/2007 to 12/31/2007........     7.903960         7.974482         243,509
 01/01/2008 to 12/31/2008........     7.974482         4.932134         228,768
 01/01/2009 to 12/31/2009........     4.932134         5.800104         238,306
 01/01/2010 to 12/31/2010........     5.800104         6.435067         239,639
 01/01/2011 to 12/31/2011........     6.435067         6.365158         231,550
 01/01/2012 to 12/31/2012........     6.365158         7.121622         229,379
 01/01/2013 to 12/31/2013........     7.121622         9.434885         178,424
 01/01/2014 to 12/31/2014........     9.434885        10.565476         173,864
 01/01/2015 to 12/31/2015........    10.565476        10.892248         146,971
 01/01/2016 to 12/31/2016........    10.892248        11.635711         134,444
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-
Account)
 01/01/2007 to 04/27/2007........     7.598944         7.970544               0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2007 to 12/31/2007........    12.728431        12.967317         132,254
 01/01/2008 to 12/31/2008........    12.967317         7.618291          75,811
 01/01/2009 to 12/31/2009........     7.618291         9.882929          69,655
 01/01/2010 to 12/31/2010........     9.882929        11.280381          67,598
 01/01/2011 to 04/29/2011........    11.280381        12.233916               0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    12.197370        10.449559          69,775
 01/01/2012 to 12/31/2012........    10.449559        12.034629          76,578
 01/01/2013 to 12/31/2013........    12.034629        15.376744          59,724
 01/01/2014 to 12/31/2014........    15.376744        15.942526          41,971
 01/01/2015 to 12/31/2015........    15.942526        15.412885          44,456
 01/01/2016 to 12/31/2016........    15.412885        16.571466          27,890
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    10.865903        11.316619          19,347
 01/01/2008 to 12/31/2008........    11.316619         9.558158         149,516
 01/01/2009 to 12/31/2009........     9.558158        11.365537         179,156
 01/01/2010 to 12/31/2010........    11.365537        12.340301         283,863
 01/01/2011 to 12/31/2011........    12.340301        12.571162         302,342
 01/01/2012 to 12/31/2012........    12.571162        13.540148         286,863
 01/01/2013 to 12/31/2013........    13.540148        13.931148         214,968
 01/01/2014 to 12/31/2014........    13.931148        14.358970         170,961
 01/01/2015 to 12/31/2015........    14.358970        14.083476         203,397
 01/01/2016 to 12/31/2016........    14.083476        14.524065         185,006
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.358570        11.744567         255,838
 01/01/2008 to 12/31/2008........    11.744567         9.084388         390,438
 01/01/2009 to 12/31/2009........     9.084388        11.084648         551,997
 01/01/2010 to 12/31/2010........    11.084648        12.196592         631,138
 01/01/2011 to 12/31/2011........    12.196592        12.159605         631,638
 01/01/2012 to 12/31/2012........    12.159605        13.370640         592,874
 01/01/2013 to 12/31/2013........    13.370640        14.632504         526,934
 01/01/2014 to 12/31/2014........    14.632504        15.147485         466,116
 01/01/2015 to 12/31/2015........    15.147485        14.783967         411,376

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........    14.783967        15.473673          409,307
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.864211        12.212967        1,155,607
 01/01/2008 to 12/31/2008........    12.212967         8.598785        1,585,046
 01/01/2009 to 12/31/2009........     8.598785        10.734187        2,148,754
 01/01/2010 to 12/31/2010........    10.734187        11.985168        1,984,412
 01/01/2011 to 12/31/2011........    11.985168        11.662922        1,957,475
 01/01/2012 to 12/31/2012........    11.662922        13.029240        1,942,524
 01/01/2013 to 12/31/2013........    13.029240        15.166351        1,876,398
 01/01/2014 to 12/31/2014........    15.166351        15.718682        1,691,620
 01/01/2015 to 12/31/2015........    15.718682        15.311295        1,577,051
 01/01/2016 to 12/31/2016........    15.311295        16.179302        1,428,473
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    12.370963        12.674051        2,264,451
 01/01/2008 to 12/31/2008........    12.674051         8.112800        2,941,275
 01/01/2009 to 12/31/2009........     8.112800        10.332698        3,273,638
 01/01/2010 to 12/31/2010........    10.332698        11.692668        3,140,013
 01/01/2011 to 12/31/2011........    11.692668        11.101051        2,955,066
 01/01/2012 to 12/31/2012........    11.101051        12.636499        2,776,556
 01/01/2013 to 12/31/2013........    12.636499        15.498005        2,579,662
 01/01/2014 to 12/31/2014........    15.498005        16.089458        2,395,175
 01/01/2015 to 12/31/2015........    16.089458        15.604466        2,239,659
 01/01/2016 to 12/31/2016........    15.604466        16.648505        2,065,895
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998521         7.036064           20,715
 01/01/2009 to 12/31/2009........     7.036064         8.923678           37,803
 01/01/2010 to 12/31/2010........     8.923678         9.688494           50,133
 01/01/2011 to 12/31/2011........     9.688494         9.390567           57,236
 01/01/2012 to 12/31/2012........     9.390567        10.757735           55,975
 01/01/2013 to 04/26/2013........    10.757735        11.583117                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.658225        13.293671           60,295
 01/01/2014 to 04/25/2014........    13.293671        13.242046                0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........    10.006229        10.473971           25,876
 01/01/2013 to 12/31/2013........    10.473971        11.817598           80,389
 01/01/2014 to 12/31/2014........    11.817598        12.784040           61,325
 01/01/2015 to 12/31/2015........    12.784040        12.097069           72,900
 01/01/2016 to 12/31/2016........    12.097069        12.933204           72,919
MetLife Mid Cap Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     1.566559         1.661606        2,736,501
 01/01/2008 to 12/31/2008........     1.661606         1.042919        2,809,961
 01/01/2009 to 12/31/2009........     1.042919         1.407334        2,733,606
 01/01/2010 to 12/31/2010........     1.407334         1.749407        2,525,102
 01/01/2011 to 12/31/2011........     1.749407         1.688243        2,680,359
 01/01/2012 to 12/31/2012........     1.688243         1.954110        2,502,238
 01/01/2013 to 12/31/2013........     1.954110         2.560848        2,217,621
 01/01/2014 to 12/31/2014........     2.560848         2.759589        1,968,265
 01/01/2015 to 12/31/2015........     2.759589         2.651214        1,787,158
 01/01/2016 to 12/31/2016........     2.651214         3.142422        1,631,856
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.799971        11.296615            6,850
 01/01/2014 to 12/31/2014........    11.296615        12.177281           21,977

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   12.177281        11.868407            35,729
 01/01/2016 to 12/31/2016........   11.868407        12.219946            33,858
MetLife Stock Index Sub-Account
 01/01/2007 to 12/31/2007........    4.332201         4.486409         1,686,547
 01/01/2008 to 12/31/2008........    4.486409         2.776921         1,602,952
 01/01/2009 to 12/31/2009........    2.776921         3.449827         1,610,244
 01/01/2010 to 12/31/2010........    3.449827         3.896781         1,574,839
 01/01/2011 to 12/31/2011........    3.896781         3.907505         1,622,602
 01/01/2012 to 12/31/2012........    3.907505         4.449595         1,414,788
 01/01/2013 to 12/31/2013........    4.449595         5.781493         1,246,222
 01/01/2014 to 12/31/2014........    5.781493         6.451117         1,083,548
 01/01/2015 to 12/31/2015........    6.451117         6.422741         1,003,275
 01/01/2016 to 12/31/2016........    6.422741         7.057887           893,843
MFS(Reg. TM) Research International Sub-Account
 01/01/2007 to 12/31/2007........    1.626729         1.818097         4,016,551
 01/01/2008 to 12/31/2008........    1.818097         1.033762         5,131,117
 01/01/2009 to 12/31/2009........    1.033762         1.341842         5,312,116
 01/01/2010 to 12/31/2010........    1.341842         1.474838         5,099,303
 01/01/2011 to 12/31/2011........    1.474838         1.299199         4,708,516
 01/01/2012 to 12/31/2012........    1.299199         1.495833         4,391,658
 01/01/2013 to 12/31/2013........    1.495833         1.759973         4,083,788
 01/01/2014 to 12/31/2014........    1.759973         1.615703         3,839,841
 01/01/2015 to 12/31/2015........    1.615703         1.565762         3,759,101
 01/01/2016 to 12/31/2016........    1.565762         1.531244         3,158,491
MFS(Reg. TM) Total Return Sub-Account
 01/01/2007 to 12/31/2007........    4.519799         4.642465           948,031
 01/01/2008 to 12/31/2008........    4.642465         3.556487           831,250
 01/01/2009 to 12/31/2009........    3.556487         4.151037           750,037
 01/01/2010 to 12/31/2010........    4.151037         4.496660           708,447
 01/01/2011 to 12/31/2011........    4.496660         4.532268           753,060
 01/01/2012 to 12/31/2012........    4.532268         4.976807           942,007
 01/01/2013 to 12/31/2013........    4.976807         5.828236           757,845
 01/01/2014 to 12/31/2014........    5.828236         6.231003           636,243
 01/01/2015 to 12/31/2015........    6.231003         6.122885           540,331
 01/01/2016 to 12/31/2016........    6.122885         6.579800           496,661
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    1.481821         1.402988         1,740,041
 01/01/2008 to 12/31/2008........    1.402988         0.917627         1,795,866
 01/01/2009 to 12/31/2009........    0.917627         1.091681         1,944,606
 01/01/2010 to 12/31/2010........    1.091681         1.197455         1,886,735
 01/01/2011 to 12/31/2011........    1.197455         1.188980         1,759,347
 01/01/2012 to 12/31/2012........    1.188980         1.364367         1,624,723
 01/01/2013 to 12/31/2013........    1.364367         1.822402         1,723,973
 01/01/2014 to 12/31/2014........    1.822402         1.987865         1,484,485
 01/01/2015 to 12/31/2015........    1.987865         1.954060         1,255,975
 01/01/2016 to 12/31/2016........    1.954060         2.199599         1,122,479
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........    3.133975         3.213529           334,704
 01/01/2008 to 12/31/2008........    3.213529         1.930673           277,483
 01/01/2009 to 12/31/2009........    1.930673         2.314054           275,367
 01/01/2010 to 12/31/2010........    2.314054         2.609004           261,663
 01/01/2011 to 12/31/2011........    2.609004         2.409750           225,686
 01/01/2012 to 12/31/2012........    2.409750         2.745059           164,571

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 04/26/2013........   2.745059           3.022667                0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998521           6.602419            2,685
 01/01/2009 to 12/31/2009........   6.602419           8.134820            9,112
 01/01/2010 to 12/31/2010........   8.134820           8.910481           13,413
 01/01/2011 to 12/31/2011........   8.910481           8.743166           13,556
 01/01/2012 to 12/31/2012........   8.743166           9.825655           16,981
 01/01/2013 to 04/26/2013........   9.825655          10.764832                0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.493439           1.415424        2,219,650
 01/01/2008 to 12/31/2008........   1.415424           0.927047        2,065,879
 01/01/2009 to 12/31/2009........   0.927047           1.103674        2,144,924
 01/01/2010 to 12/31/2010........   1.103674           1.211417        1,704,553
 01/01/2011 to 12/31/2011........   1.211417           1.204838        1,453,883
 01/01/2012 to 12/31/2012........   1.204838           1.383456        1,380,275
 01/01/2013 to 12/31/2013........   1.383456           1.851284        1,865,784
 01/01/2014 to 12/31/2014........   1.851284           2.020576        1,665,308
 01/01/2015 to 12/31/2015........   2.020576           1.988089        1,414,410
 01/01/2016 to 12/31/2016........   1.988089           2.239974        1,231,716
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2007 to 12/31/2007........   3.168397           3.252015          715,382
 01/01/2008 to 12/31/2008........   3.252015           1.956005          558,191
 01/01/2009 to 12/31/2009........   1.956005           2.347742          483,189
 01/01/2010 to 12/31/2010........   2.347742           2.649744          413,851
 01/01/2011 to 12/31/2011........   2.649744           2.449651          411,382
 01/01/2012 to 12/31/2012........   2.449651           2.793366          434,358
 01/01/2013 to 04/26/2013........   2.793366           3.076952                0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.295939           1.505621        1,179,757
 01/01/2011 to 12/31/2011........   1.505621           1.382649        1,142,137
 01/01/2012 to 12/31/2012........   1.382649           1.490620        1,048,604
 01/01/2013 to 12/31/2013........   1.490620           2.044535          883,283
 01/01/2014 to 12/31/2014........   2.044535           2.037576          858,557
 01/01/2015 to 12/31/2015........   2.037576           1.909283          815,371
 01/01/2016 to 12/31/2016........   1.909283           1.724316          825,458
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2007 to 12/31/2007........   1.918455           2.046095        1,146,092
 01/01/2008 to 12/31/2008........   2.046095           0.899632        1,230,000
 01/01/2009 to 12/31/2009........   0.899632           1.185193        1,234,717
 01/01/2010 to 04/30/2010........   1.185193           1.282950                0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........   1.538418           1.677344        3,239,163
 01/01/2008 to 12/31/2008........   1.677344           0.956470        3,295,162
 01/01/2009 to 12/31/2009........   0.956470           1.210584        2,975,114
 01/01/2010 to 12/31/2010........   1.210584           1.288868        3,162,899
 01/01/2011 to 12/31/2011........   1.288868           1.110769        3,119,098
 01/01/2012 to 12/31/2012........   1.110769           1.293311        2,864,744
 01/01/2013 to 12/31/2013........   1.293311           1.550569        2,640,862
 01/01/2014 to 12/31/2014........   1.550569           1.433895        2,378,256
 01/01/2015 to 12/31/2015........   1.433895           1.396562        2,224,088
 01/01/2016 to 12/31/2016........   1.396562           1.391615        1,933,572
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2007 to 12/31/2007........   2.139664           2.032896        1,845,494

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     2.032896         1.232305        1,721,266
 01/01/2009 to 12/31/2009........     1.232305         1.371817        1,865,294
 01/01/2010 to 12/31/2010........     1.371817         1.642275        1,850,454
 01/01/2011 to 12/31/2011........     1.642275         1.709522        1,616,156
 01/01/2012 to 12/31/2012........     1.709522         1.850968        1,441,749
 01/01/2013 to 12/31/2013........     1.850968         2.523539        1,507,662
 01/01/2014 to 12/31/2014........     2.523539         2.482219        1,292,727
 01/01/2015 to 12/31/2015........     2.482219         2.458240        1,137,926
 01/01/2016 to 12/31/2016........     2.458240         2.871390        1,011,660
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........     1.639120         1.573194        1,032,533
 01/01/2008 to 12/31/2008........     1.573194         0.957594        1,005,787
 01/01/2009 to 12/31/2009........     0.957594         1.292060          922,260
 01/01/2010 to 12/31/2010........     1.292060         1.566137          795,953
 01/01/2011 to 12/31/2011........     1.566137         1.463655          776,709
 01/01/2012 to 12/31/2012........     1.463655         1.520249          782,775
 01/01/2013 to 04/26/2013........     1.520249         1.648631                0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2007 to 12/31/2007........     2.149597         2.044760        6,645,180
 01/01/2008 to 12/31/2008........     2.044760         1.240595        5,795,912
 01/01/2009 to 12/31/2009........     1.240595         1.382109        5,376,855
 01/01/2010 to 12/31/2010........     1.382109         1.656104        4,610,469
 01/01/2011 to 12/31/2011........     1.656104         1.724764        4,596,313
 01/01/2012 to 12/31/2012........     1.724764         1.869997        4,072,746
 01/01/2013 to 12/31/2013........     1.869997         2.552880        3,537,129
 01/01/2014 to 12/31/2014........     2.552880         2.513843        3,145,154
 01/01/2015 to 12/31/2015........     2.513843         2.490750        2,760,974
 01/01/2016 to 12/31/2016........     2.490750         2.912945        2,360,515
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    19.399664        20.336533           63,694
 01/01/2008 to 12/31/2008........    20.336533        11.925811           65,761
 01/01/2009 to 12/31/2009........    11.925811        16.448896           67,241
 01/01/2010 to 12/31/2010........    16.448896        18.813136           67,428
 01/01/2011 to 12/31/2011........    18.813136        17.001221           71,625
 01/01/2012 to 12/31/2012........    17.001221        20.323672           71,505
 01/01/2013 to 12/31/2013........    20.323672        25.487741           76,069
 01/01/2014 to 12/31/2014........    25.487741        25.684670           60,216
 01/01/2015 to 12/31/2015........    25.684670        26.337542           61,142
 01/01/2016 to 12/31/2016........    26.337542        26.044399           66,837
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998521         6.571546            1,838
 01/01/2009 to 12/31/2009........     6.571546         8.598375            3,777
 01/01/2010 to 12/31/2010........     8.598375         9.132818            3,883
 01/01/2011 to 12/31/2011........     9.132818         8.389147           27,311
 01/01/2012 to 12/31/2012........     8.389147        10.114598           23,799
 01/01/2013 to 04/26/2013........    10.114598        10.754585                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999815         1.035946                0
 01/01/2015 to 12/31/2015........     1.035946         0.966076           10,137
 01/01/2016 to 12/31/2016........     0.966076         1.059141           10,055
PIMCO Inflation Protection Bond Sub-Account
 01/01/2007 to 12/31/2007........    11.123317        12.158272           75,524
 01/01/2008 to 12/31/2008........    12.158272        11.168445          358,149

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........    11.168445        13.007430          380,255
 01/01/2010 to 12/31/2010........    13.007430        13.829023          413,878
 01/01/2011 to 12/31/2011........    13.829023        15.164142          416,807
 01/01/2012 to 12/31/2012........    15.164142        16.325836          466,879
 01/01/2013 to 12/31/2013........    16.325836        14.612977          390,548
 01/01/2014 to 12/31/2014........    14.612977        14.834134          301,784
 01/01/2015 to 12/31/2015........    14.834134        14.180068          272,046
 01/01/2016 to 12/31/2016........    14.180068        14.687170          248,055
PIMCO Total Return Sub-Account
 01/01/2007 to 12/31/2007........     1.260325         1.337388       18,461,477
 01/01/2008 to 12/31/2008........     1.337388         1.324814       16,166,800
 01/01/2009 to 12/31/2009........     1.324814         1.542697       15,168,985
 01/01/2010 to 12/31/2010........     1.542697         1.646369       13,559,012
 01/01/2011 to 12/31/2011........     1.646369         1.675836       13,458,034
 01/01/2012 to 12/31/2012........     1.675836         1.806522       14,183,380
 01/01/2013 to 12/31/2013........     1.806522         1.748160       13,711,905
 01/01/2014 to 12/31/2014........     1.748160         1.797016       11,510,575
 01/01/2015 to 12/31/2015........     1.797016         1.773009        9,926,286
 01/01/2016 to 12/31/2016........     1.773009         1.794884        8,739,817
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.777997        10.948317              814
 01/01/2013 to 12/31/2013........    10.948317        10.313337            1,008
 01/01/2014 to 12/31/2014........    10.313337        10.943929            1,329
 01/01/2015 to 12/31/2015........    10.943929        10.843616            1,397
 01/01/2016 to 12/31/2016........    10.843616        10.839137            2,476
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.216235        10.756970              293
 01/01/2014 to 12/31/2014........    10.756970        11.529775            1,306
 01/01/2015 to 12/31/2015........    11.529775        11.232828            4,000
 01/01/2016 to 12/31/2016........    11.232828        11.588201            3,710
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........     1.846888         1.790932        2,975,367
 01/01/2008 to 12/31/2008........     1.790932         1.171923        2,745,422
 01/01/2009 to 12/31/2009........     1.171923         1.452900        2,507,135
 01/01/2010 to 12/31/2010........     1.452900         1.814410        2,086,159
 01/01/2011 to 12/31/2011........     1.814410         1.713385        1,943,178
 01/01/2012 to 12/31/2012........     1.713385         1.961617        1,870,049
 01/01/2013 to 12/31/2013........     1.961617         2.674268        1,554,176
 01/01/2014 to 12/31/2014........     2.674268         2.764562        1,343,177
 01/01/2015 to 12/31/2015........     2.764562         2.604981        1,227,528
 01/01/2016 to 12/31/2016........     2.604981         3.108795        1,067,810
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010754         1.068516                0
 01/01/2013 to 12/31/2013........     1.068516         1.160776           28,472
 01/01/2014 to 12/31/2014........     1.160776         1.233840           65,699
 01/01/2015 to 12/31/2015........     1.233840         1.206595          104,522
 01/01/2016 to 12/31/2016........     1.206595         1.257711          121,468
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.167932        11.612202              962
 01/01/2008 to 12/31/2008........    11.612202         8.585168            6,088
 01/01/2009 to 12/31/2009........     8.585168        10.578008           11,575
 01/01/2010 to 12/31/2010........    10.578008        11.713492           83,057
 01/01/2011 to 12/31/2011........    11.713492        11.679368          104,350

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........    11.679368        13.002009          222,449
 01/01/2013 to 12/31/2013........    13.002009        14.486473          235,181
 01/01/2014 to 12/31/2014........    14.486473        15.122865          227,817
 01/01/2015 to 12/31/2015........    15.122865        14.627171          200,872
 01/01/2016 to 12/31/2016........    14.627171        15.265732          160,636
SSGA Growth ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.422896        11.902093            4,520
 01/01/2008 to 12/31/2008........    11.902093         7.870894            5,925
 01/01/2009 to 12/31/2009........     7.870894        10.025004           13,939
 01/01/2010 to 12/31/2010........    10.025004        11.290542           26,991
 01/01/2011 to 12/31/2011........    11.290542        10.902286           43,459
 01/01/2012 to 12/31/2012........    10.902286        12.372150           26,797
 01/01/2013 to 12/31/2013........    12.372150        14.412225           34,914
 01/01/2014 to 12/31/2014........    14.412225        14.983803           37,008
 01/01/2015 to 12/31/2015........    14.983803        14.441245           34,152
 01/01/2016 to 12/31/2016........    14.441245        15.227757           41,581
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.418156         1.527073        1,899,276
 01/01/2008 to 12/31/2008........     1.527073         0.873754        1,970,850
 01/01/2009 to 12/31/2009........     0.873754         1.233031        2,005,675
 01/01/2010 to 12/31/2010........     1.233031         1.420192        1,796,690
 01/01/2011 to 12/31/2011........     1.420192         1.382479        1,670,841
 01/01/2012 to 12/31/2012........     1.382479         1.618540        1,686,234
 01/01/2013 to 12/31/2013........     1.618540         2.215913        2,721,703
 01/01/2014 to 12/31/2014........     2.215913         2.379151        2,473,600
 01/01/2015 to 12/31/2015........     2.379151         2.594006        2,244,109
 01/01/2016 to 12/31/2016........     2.594006         2.598423        2,050,158
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     0.495105         0.642405        3,593,986
 01/01/2008 to 12/31/2008........     0.642405         0.352044        4,286,555
 01/01/2009 to 12/31/2009........     0.352044         0.552158        4,364,229
 01/01/2010 to 12/31/2010........     0.552158         0.695603        4,203,131
 01/01/2011 to 12/31/2011........     0.695603         0.618384        3,623,785
 01/01/2012 to 12/31/2012........     0.618384         0.683977        2,869,086
 01/01/2013 to 04/26/2013........     0.683977         0.715363                0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     0.844567         0.980138        7,209,883
 01/01/2008 to 12/31/2008........     0.980138         0.582597        6,939,264
 01/01/2009 to 12/31/2009........     0.582597         0.836153        6,594,700
 01/01/2010 to 12/31/2010........     0.836153         1.053320        6,045,795
 01/01/2011 to 12/31/2011........     1.053320         1.022102        6,123,876
 01/01/2012 to 12/31/2012........     1.022102         1.146296        5,999,313
 01/01/2013 to 12/31/2013........     1.146296         1.544609        5,271,074
 01/01/2014 to 12/31/2014........     1.544609         1.718569        4,562,666
 01/01/2015 to 12/31/2015........     1.718569         1.808677        4,203,037
 01/01/2016 to 12/31/2016........     1.808677         1.895339        3,618,792
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     1.480039         1.599275          669,674
 01/01/2008 to 12/31/2008........     1.599275         1.004753          714,896
 01/01/2009 to 12/31/2009........     1.004753         1.374261          771,037
 01/01/2010 to 12/31/2010........     1.374261         1.825817          770,383
 01/01/2011 to 12/31/2011........     1.825817         1.827453          819,719
 01/01/2012 to 12/31/2012........     1.827453         2.089634          836,579

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........   2.089634         2.972270            804,514
 01/01/2014 to 12/31/2014........   2.972270         3.127315            775,544
 01/01/2015 to 12/31/2015........   3.127315         3.161397            707,389
 01/01/2016 to 12/31/2016........   3.161397         3.477149            541,257
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   2.080563         2.128538          2,554,305
 01/01/2008 to 12/31/2008........   2.128538         1.780246          2,167,094
 01/01/2009 to 12/31/2009........   1.780246         2.316540          1,847,488
 01/01/2010 to 12/31/2010........   2.316540         2.570147          1,726,483
 01/01/2011 to 12/31/2011........   2.570147         2.683735          1,666,348
 01/01/2012 to 12/31/2012........   2.683735         2.946565          1,615,762
 01/01/2013 to 12/31/2013........   2.946565         2.931092          1,548,017
 01/01/2014 to 12/31/2014........   2.931092         3.044738          1,366,859
 01/01/2015 to 12/31/2015........   3.044738         2.943813          1,248,296
 01/01/2016 to 12/31/2016........   2.943813         3.145460          2,142,315
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2007 to 12/31/2007........   1.824281         1.917569          4,815,422
 01/01/2008 to 12/31/2008........   1.917569         1.539851          3,818,036
 01/01/2009 to 12/31/2009........   1.539851         2.077861          3,412,930
 01/01/2010 to 12/31/2010........   2.077861         2.315804          3,073,023
 01/01/2011 to 12/31/2011........   2.315804         2.386698          3,180,898
 01/01/2012 to 12/31/2012........   2.386698         2.659378          3,265,071
 01/01/2013 to 12/31/2013........   2.659378         2.833065          3,028,711
 01/01/2014 to 12/31/2014........   2.833065         2.930050          2,746,273
 01/01/2015 to 12/31/2015........   2.930050         2.827903          2,436,577
 01/01/2016 to 04/29/2016........   2.827903         2.914332                  0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   2.101953         2.154249          3,927,738
 01/01/2008 to 12/31/2008........   2.154249         1.804068          2,783,730
 01/01/2009 to 12/31/2009........   1.804068         2.349021          2,212,570
 01/01/2010 to 12/31/2010........   2.349021         2.610082          2,015,404
 01/01/2011 to 12/31/2011........   2.610082         2.727762          1,970,898
 01/01/2012 to 12/31/2012........   2.727762         2.995013          1,951,084
 01/01/2013 to 12/31/2013........   2.995013         2.982482          1,816,820
 01/01/2014 to 12/31/2014........   2.982482         3.101346          1,564,452
 01/01/2015 to 12/31/2015........   3.101346         3.001764          1,413,544
 01/01/2016 to 12/31/2016........   3.001764         3.212505          2,253,135
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.627597         1.670419          2,204,360
 01/01/2008 to 12/31/2008........   1.670419         1.639189          1,706,447
 01/01/2009 to 12/31/2009........   1.639189         1.683195          1,669,197
 01/01/2010 to 12/31/2010........   1.683195         1.751837          1,506,088
 01/01/2011 to 12/31/2011........   1.751837         1.819419          1,498,268
 01/01/2012 to 12/31/2012........   1.819419         1.849598          1,372,507
 01/01/2013 to 12/31/2013........   1.849598         1.808276          1,438,374
 01/01/2014 to 12/31/2014........   1.808276         1.829523          1,376,469
 01/01/2015 to 12/31/2015........   1.829523         1.810532          1,037,583
 01/01/2016 to 12/31/2016........   1.810532         1.804497            967,979
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.644880         1.689764          4,233,768
 01/01/2008 to 12/31/2008........   1.689764         1.659908          3,477,432
 01/01/2009 to 12/31/2009........   1.659908         1.706197          3,066,563
 01/01/2010 to 12/31/2010........   1.706197         1.778781          2,626,887

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   1.778781         1.847686         2,503,494
 01/01/2012 to 12/31/2012........   1.847686         1.880151         2,300,182
 01/01/2013 to 12/31/2013........   1.880151         1.841037         2,173,156
 01/01/2014 to 12/31/2014........   1.841037         1.862918         1,867,220
 01/01/2015 to 12/31/2015........   1.862918         1.845252         1,449,983
 01/01/2016 to 12/31/2016........   1.845252         1.842326         1,243,554





                                             AMERICAN FORERUNNER - 1.6
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2007 to 12/31/2007........    15.263925        15.520311          185,366
 01/01/2008 to 12/31/2008........    15.520311        13.845482          152,090
 01/01/2009 to 12/31/2009........    13.845482        15.343366          141,806
 01/01/2010 to 12/31/2010........    15.343366        16.072968          139,088
 01/01/2011 to 12/31/2011........    16.072968        16.784010          142,873
 01/01/2012 to 12/31/2012........    16.784010        17.403736          168,933
 01/01/2013 to 12/31/2013........    17.403736        16.757815          157,343
 01/01/2014 to 12/31/2014........    16.757815        17.362281          140,646
 01/01/2015 to 12/31/2015........    17.362281        17.133547          131,918
 01/01/2016 to 12/31/2016........    17.133547        17.358043          119,219
American Funds Global Small Capitalization Sub-Account
 01/01/2007 to 12/31/2007........     2.900742         3.466117        4,940,653
 01/01/2008 to 12/31/2008........     3.466117         1.585305        5,195,834
 01/01/2009 to 12/31/2009........     1.585305         2.516470        4,889,704
 01/01/2010 to 12/31/2010........     2.516470         3.031661        4,560,408
 01/01/2011 to 12/31/2011........     3.031661         2.412411        4,446,610
 01/01/2012 to 12/31/2012........     2.412411         2.805463        4,181,008
 01/01/2013 to 12/31/2013........     2.805463         3.541718        3,527,472
 01/01/2014 to 12/31/2014........     3.541718         3.559482        3,121,143
 01/01/2015 to 12/31/2015........     3.559482         3.512285        2,713,169
 01/01/2016 to 12/31/2016........     3.512285         3.529065        2,494,647
American Funds Growth Sub-Account
 01/01/2007 to 12/31/2007........    15.228136        16.835562        2,865,929
 01/01/2008 to 12/31/2008........    16.835562         9.282386        2,820,296
 01/01/2009 to 12/31/2009........     9.282386        12.735363        2,662,096
 01/01/2010 to 12/31/2010........    12.735363        14.874702        2,448,426
 01/01/2011 to 12/31/2011........    14.874702        14.012970        2,306,376
 01/01/2012 to 12/31/2012........    14.012970        16.256525        2,093,787
 01/01/2013 to 12/31/2013........    16.256525        20.814503        1,828,204
 01/01/2014 to 12/31/2014........    20.814503        22.227117        1,537,223
 01/01/2015 to 12/31/2015........    22.227117        23.374469        1,312,062
 01/01/2016 to 12/31/2016........    23.374469        25.186001        1,122,425
American Funds Growth-Income Sub-Account
 01/01/2007 to 12/31/2007........    11.069576        11.442242        3,001,823
 01/01/2008 to 12/31/2008........    11.442242         6.998153        2,903,088
 01/01/2009 to 12/31/2009........     6.998153         9.038674        2,800,121
 01/01/2010 to 12/31/2010........     9.038674         9.911725        2,605,686
 01/01/2011 to 12/31/2011........     9.911725         9.576206        2,522,896
 01/01/2012 to 12/31/2012........     9.576206        11.070888        2,261,965
 01/01/2013 to 12/31/2013........    11.070888        14.545155        1,965,046

                                             AMERICAN FORERUNNER - 1.6
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   14.545155        15.836552        1,627,897
 01/01/2015 to 12/31/2015........   15.836552        15.811892        1,439,825
 01/01/2016 to 12/31/2016........   15.811892        17.353730        1,317,880





                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.234750        10.594849           35,113
 01/01/2013 to 12/31/2013........    10.594849        11.629481           87,250
 01/01/2014 to 12/31/2014........    11.629481        12.328952          107,804
 01/01/2015 to 12/31/2015........    12.328952        12.246324          119,773
 01/01/2016 to 12/31/2016........    12.246324        12.529094          126,845
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996871         1.041486           32,132
 01/01/2015 to 12/31/2015........     1.041486         1.018430           71,255
 01/01/2016 to 12/31/2016........     1.018430         1.025843          168,348
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008630         7.018922        2,479,754
 01/01/2009 to 12/31/2009........     7.018922         8.964535        5,453,902
 01/01/2010 to 12/31/2010........     8.964535         9.929837        5,873,814
 01/01/2011 to 12/31/2011........     9.929837         9.598111        5,658,371
 01/01/2012 to 12/31/2012........     9.598111        10.760585        5,601,796
 01/01/2013 to 12/31/2013........    10.760585        12.596323        5,509,615
 01/01/2014 to 12/31/2014........    12.596323        13.192353        5,207,727
 01/01/2015 to 12/31/2015........    13.192353        12.936559        4,885,221
 01/01/2016 to 12/31/2016........    12.936559        13.773623        4,469,734
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998630         6.366400        5,509,605
 01/01/2009 to 12/31/2009........     6.366400         8.427494       11,127,079
 01/01/2010 to 12/31/2010........     8.427494         9.445027       11,221,403
 01/01/2011 to 12/31/2011........     9.445027         8.886460       11,377,792
 01/01/2012 to 12/31/2012........     8.886460        10.193508       11,929,854
 01/01/2013 to 12/31/2013........    10.193508        12.594511       11,551,780
 01/01/2014 to 12/31/2014........    12.594511        13.232571       11,459,566
 01/01/2015 to 12/31/2015........    13.232571        12.969430       10,959,775
 01/01/2016 to 12/31/2016........    12.969430        13.955772       10,243,055
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018630         7.693325        2,819,563
 01/01/2009 to 12/31/2009........     7.693325         9.375355        6,012,462
 01/01/2010 to 12/31/2010........     9.375355        10.176188        5,995,753
 01/01/2011 to 12/31/2011........    10.176188        10.069255        5,835,749
 01/01/2012 to 12/31/2012........    10.069255        11.021322        5,560,567
 01/01/2013 to 12/31/2013........    11.021322        12.356047        5,164,100
 01/01/2014 to 12/31/2014........    12.356047        12.946244        4,890,318
 01/01/2015 to 12/31/2015........    12.946244        12.692603        4,444,745
 01/01/2016 to 12/31/2016........    12.692603        13.414016        4,127,782
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.170751        11.590579          167,165
 01/01/2013 to 12/31/2013........    11.590579        11.058411          229,509
 01/01/2014 to 12/31/2014........    11.058411        11.357626          251,475

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   11.357626        10.142758           191,266
 01/01/2016 to 12/31/2016........   10.142758        10.914366           214,798
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    1.837213         1.996953         5,131,830
 01/01/2008 to 12/31/2008........    1.996953         1.099600         6,034,065
 01/01/2009 to 12/31/2009........    1.099600         1.323608         6,899,172
 01/01/2010 to 12/31/2010........    1.323608         1.396856         6,679,556
 01/01/2011 to 12/31/2011........    1.396856         1.101801         5,777,777
 01/01/2012 to 12/31/2012........    1.101801         1.298772         5,079,783
 01/01/2013 to 12/31/2013........    1.298772         1.476803         4,588,703
 01/01/2014 to 12/31/2014........    1.476803         1.409698         4,475,811
 01/01/2015 to 12/31/2015........    1.409698         1.361975         4,340,630
 01/01/2016 to 12/31/2016........    1.361975         1.412991         4,106,172
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2007 to 12/31/2007........    1.863281         2.027781         5,699,228
 01/01/2008 to 12/31/2008........    2.027781         1.117383         5,338,642
 01/01/2009 to 12/31/2009........    1.117383         1.345862         5,035,342
 01/01/2010 to 12/31/2010........    1.345862         1.422687         4,331,191
 01/01/2011 to 12/31/2011........    1.422687         1.124317         4,293,125
 01/01/2012 to 12/31/2012........    1.124317         1.325616         4,363,564
 01/01/2013 to 12/31/2013........    1.325616         1.509407         3,980,377
 01/01/2014 to 12/31/2014........    1.509407         1.443066         3,630,993
 01/01/2015 to 12/31/2015........    1.443066         1.394544         3,352,271
 01/01/2016 to 12/31/2016........    1.394544         1.449403         3,010,600
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    1.329635         1.400491        17,054,241
 01/01/2008 to 12/31/2008........    1.400491         1.460924        14,987,637
 01/01/2009 to 12/31/2009........    1.460924         1.514621        15,043,646
 01/01/2010 to 12/31/2010........    1.514621         1.580968        14,660,129
 01/01/2011 to 12/31/2011........    1.580968         1.675093        12,535,544
 01/01/2012 to 12/31/2012........    1.675093         1.714138        12,175,952
 01/01/2013 to 12/31/2013........    1.714138         1.649988        12,332,947
 01/01/2014 to 12/31/2014........    1.649988         1.718758        11,854,490
 01/01/2015 to 12/31/2015........    1.718758         1.698927        10,530,132
 01/01/2016 to 12/31/2016........    1.698927         1.713730         9,926,678
BlackRock Bond Income Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    4.805097         5.030850         8,006,228
 01/01/2008 to 12/31/2008........    5.030850         4.786105         6,745,318
 01/01/2009 to 12/31/2009........    4.786105         5.160720         6,252,603
 01/01/2010 to 12/31/2010........    5.160720         5.507866         5,859,811
 01/01/2011 to 12/31/2011........    5.507866         5.782544         5,330,717
 01/01/2012 to 12/31/2012........    5.782544         6.126147         4,962,289
 01/01/2013 to 12/31/2013........    6.126147         5.989081         4,707,610
 01/01/2014 to 12/31/2014........    5.989081         6.317460         4,402,753
 01/01/2015 to 12/31/2015........    6.317460         6.260242         4,050,340
 01/01/2016 to 12/31/2016........    6.260242         6.359629         3,572,932
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    2.791453         3.264694         1,548,400
 01/01/2008 to 12/31/2008........    3.264694         2.041063         1,895,716
 01/01/2009 to 12/31/2009........    2.041063         2.751542         2,287,429
 01/01/2010 to 12/31/2010........    2.751542         3.246425         2,187,709
 01/01/2011 to 12/31/2011........    3.246425         2.912642         2,319,251
 01/01/2012 to 12/31/2012........    2.912642         3.281048         1,918,414

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     3.281048         4.338854        1,610,443
 01/01/2014 to 12/31/2014........     4.338854         4.655000        1,431,471
 01/01/2015 to 12/31/2015........     4.655000         4.873512        1,257,316
 01/01/2016 to 12/31/2016........     4.873512         4.805830        1,296,096
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2007 to 12/31/2007........    17.560205        17.986452           22,435
 01/01/2008 to 12/31/2008........    17.986452         9.778103           32,836
 01/01/2009 to 05/01/2009........     9.778103        10.209444                0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.818074         3.298914        3,158,035
 01/01/2008 to 12/31/2008........     3.298914         2.064503        2,749,944
 01/01/2009 to 12/31/2009........     2.064503         2.785565        2,399,601
 01/01/2010 to 12/31/2010........     2.785565         3.290805        2,146,360
 01/01/2011 to 12/31/2011........     3.290805         2.955442        2,093,323
 01/01/2012 to 12/31/2012........     2.955442         3.332246        2,249,452
 01/01/2013 to 12/31/2013........     3.332246         4.411240        1,701,884
 01/01/2014 to 12/31/2014........     4.411240         4.737380        1,342,975
 01/01/2015 to 12/31/2015........     4.737380         4.964223        1,141,558
 01/01/2016 to 12/31/2016........     4.964223         4.899739          991,874
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.989333        10.323195          148,366
 01/01/2013 to 12/31/2013........    10.323195        11.245905          192,368
 01/01/2014 to 12/31/2014........    11.245905        11.763232          187,042
 01/01/2015 to 12/31/2015........    11.763232        11.604482          189,776
 01/01/2016 to 12/31/2016........    11.604482        11.968180          217,469
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.452428         1.479171        4,381,495
 01/01/2008 to 12/31/2008........     1.479171         0.947887        4,611,228
 01/01/2009 to 12/31/2009........     0.947887         1.039592        6,266,744
 01/01/2010 to 12/31/2010........     1.039592         1.118318        6,147,492
 01/01/2011 to 12/31/2011........     1.118318         1.127094        6,185,723
 01/01/2012 to 12/31/2012........     1.127094         1.268505        6,669,554
 01/01/2013 to 12/31/2013........     1.268505         1.650442        6,427,838
 01/01/2014 to 12/31/2014........     1.650442         1.788072        6,301,723
 01/01/2015 to 12/31/2015........     1.788072         1.656760        6,078,740
 01/01/2016 to 12/31/2016........     1.656760         1.932273        5,317,993
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     1.458737         1.487653        3,051,814
 01/01/2008 to 12/31/2008........     1.487653         0.954361        2,761,095
 01/01/2009 to 12/31/2009........     0.954361         1.047847        2,363,604
 01/01/2010 to 12/31/2010........     1.047847         1.127999        2,186,479
 01/01/2011 to 12/31/2011........     1.127999         1.137714        1,883,220
 01/01/2012 to 12/31/2012........     1.137714         1.282352        2,004,593
 01/01/2013 to 12/31/2013........     1.282352         1.670236        1,974,155
 01/01/2014 to 12/31/2014........     1.670236         1.810972        1,629,365
 01/01/2015 to 12/31/2015........     1.810972         1.679970        1,463,434
 01/01/2016 to 12/31/2016........     1.679970         1.960060        1,403,769
BlackRock Ultra-Short Term Bond Sub-Account (Class B) (previously BlackRock Money
Market Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     2.365877         2.448810        9,799,482
 01/01/2008 to 12/31/2008........     2.448810         2.481164       16,906,640
 01/01/2009 to 12/31/2009........     2.481164         2.456547       15,435,302
 01/01/2010 to 12/31/2010........     2.456547         2.426029       10,563,117

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     2.426029         2.395973        8,942,033
 01/01/2012 to 12/31/2012........     2.395973         2.366047        7,628,700
 01/01/2013 to 12/31/2013........     2.366047         2.336654        6,737,560
 01/01/2014 to 12/31/2014........     2.336654         2.307626        6,292,773
 01/01/2015 to 12/31/2015........     2.307626         2.278959        5,611,201
 01/01/2016 to 12/31/2016........     2.278959         2.253172        5,080,399
Clarion Global Real Estate Sub-Account
 01/01/2007 to 12/31/2007........    19.529656        16.391631        1,230,370
 01/01/2008 to 12/31/2008........    16.391631         9.441537        1,291,536
 01/01/2009 to 12/31/2009........     9.441537        12.563014        1,362,212
 01/01/2010 to 12/31/2010........    12.563014        14.405357        1,196,774
 01/01/2011 to 12/31/2011........    14.405357        13.432007        1,104,094
 01/01/2012 to 12/31/2012........    13.432007        16.711687        1,020,006
 01/01/2013 to 12/31/2013........    16.711687        17.089267          991,307
 01/01/2014 to 12/31/2014........    17.089267        19.116105          938,217
 01/01/2015 to 12/31/2015........    19.116105        18.614052          860,891
 01/01/2016 to 12/31/2016........    18.614052        18.543455          799,124
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.792317         0.800159        4,159,632
 01/01/2008 to 12/31/2008........     0.800159         0.481605        3,942,039
 01/01/2009 to 12/31/2009........     0.481605         0.632396        3,781,194
 01/01/2010 to 12/31/2010........     0.632396         0.773103        3,949,399
 01/01/2011 to 12/31/2011........     0.773103         0.788314        2,575,451
 01/01/2012 to 12/31/2012........     0.788314         0.922549        2,252,941
 01/01/2013 to 12/31/2013........     0.922549         1.326564        2,718,983
 01/01/2014 to 12/31/2014........     1.326564         1.557597       12,342,700
 01/01/2015 to 12/31/2015........     1.557597         1.476159       11,406,382
 01/01/2016 to 12/31/2016........     1.476159         1.496899       10,109,765
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   151.435577       185.959018            5,698
 01/01/2008 to 12/31/2008........   185.959018       106.518462           51,081
 01/01/2009 to 12/31/2009........   106.518462       150.276235           87,351
 01/01/2010 to 12/31/2010........   150.276235       162.356482           92,374
 01/01/2011 to 12/31/2011........   162.356482       148.245678           86,771
 01/01/2012 to 12/31/2012........   148.245678       179.356423           80,130
 01/01/2013 to 12/31/2013........   179.356423       228.116511           71,885
 01/01/2014 to 04/25/2014........   228.116511       237.651485                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2007 to 12/31/2007........    10.144842         9.426397           97,837
 01/01/2008 to 12/31/2008........     9.426397         4.224768          150,971
 01/01/2009 to 12/31/2009........     4.224768         5.756508          138,218
 01/01/2010 to 12/31/2010........     5.756508         6.102009          123,491
 01/01/2011 to 04/29/2011........     6.102009         6.491500                0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.656175         0.595812        4,917,291
 01/01/2012 to 12/31/2012........     0.595812         0.697615        4,499,856
 01/01/2013 to 12/31/2013........     0.697615         1.004831        4,118,450
 01/01/2014 to 12/31/2014........     1.004831         1.180348        5,427,252
 01/01/2015 to 12/31/2015........     1.180348         1.119215        5,032,099
 01/01/2016 to 12/31/2016........     1.119215         1.136664        4,657,716
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     1.023255         0.951750        3,272,662
 01/01/2008 to 12/31/2008........     0.951750         0.426925        3,159,930
 01/01/2009 to 12/31/2009........     0.426925         0.581678        2,706,638
 01/01/2010 to 12/31/2010........     0.581678         0.616818        2,476,561
 01/01/2011 to 04/29/2011........     0.616818         0.656242                0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    43.760334        51.958765           29,799
 01/01/2008 to 12/31/2008........    51.958765        27.790242           47,414
 01/01/2009 to 12/31/2009........    27.790242        40.909857           71,435
 01/01/2010 to 12/31/2010........    40.909857        46.459780           67,411
 01/01/2011 to 12/31/2011........    46.459780        44.395083           64,173
 01/01/2012 to 12/31/2012........    44.395083        48.528439           53,608
 01/01/2013 to 12/31/2013........    48.528439        63.470036           49,492
 01/01/2014 to 12/31/2014........    63.470036        69.498811           47,871
 01/01/2015 to 12/31/2015........    69.498811        70.422896           43,034
 01/01/2016 to 12/31/2016........    70.422896        73.135138           43,036
Harris Oakmark International Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.015315         1.967885       13,752,302
 01/01/2008 to 12/31/2008........     1.967885         1.148829       13,603,260
 01/01/2009 to 12/31/2009........     1.148829         1.759275       14,227,364
 01/01/2010 to 12/31/2010........     1.759275         2.022714       14,604,759
 01/01/2011 to 12/31/2011........     2.022714         1.712860       14,251,865
 01/01/2012 to 12/31/2012........     1.712860         2.186281       13,187,196
 01/01/2013 to 12/31/2013........     2.186281         2.817437       11,504,903
 01/01/2014 to 12/31/2014........     2.817437         2.621336       11,142,439
 01/01/2015 to 12/31/2015........     2.621336         2.471711       10,663,239
 01/01/2016 to 12/31/2016........     2.471711         2.640624        9,773,141
Harris Oakmark International Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     2.024973         1.979689        3,959,033
 01/01/2008 to 12/31/2008........     1.979689         1.156859        3,093,649
 01/01/2009 to 12/31/2009........     1.156859         1.773908        2,723,421
 01/01/2010 to 12/31/2010........     1.773908         2.041042        2,546,809
 01/01/2011 to 12/31/2011........     2.041042         1.731117        2,764,741
 01/01/2012 to 12/31/2012........     1.731117         2.209913        2,549,983
 01/01/2013 to 12/31/2013........     2.209913         2.851343        2,266,524
 01/01/2014 to 12/31/2014........     2.851343         2.656384        2,025,405
 01/01/2015 to 12/31/2015........     2.656384         2.506542        1,938,794
 01/01/2016 to 12/31/2016........     2.506542         2.681110        1,750,695
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010738         1.049071        1,432,787
 01/01/2013 to 12/31/2013........     1.049071         1.055319        1,581,207
 01/01/2014 to 12/31/2014........     1.055319         1.100373        1,451,420
 01/01/2015 to 12/31/2015........     1.100373         1.041009        1,401,003
 01/01/2016 to 12/31/2016........     1.041009         1.148533        1,836,711
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     2.584319         2.659350        6,997,862
 01/01/2013 to 12/31/2013........     2.659350         3.422230        6,284,455
 01/01/2014 to 12/31/2014........     3.422230         3.705633        5,301,001
 01/01/2015 to 12/31/2015........     3.705633         3.330921        4,936,796
 01/01/2016 to 12/31/2016........     3.330921         3.799562        4,391,686
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2007 to 12/31/2007........     2.652742         2.703203        9,391,847

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     2.703203         1.402108        9,923,370
 01/01/2009 to 12/31/2009........     1.402108         2.045767       10,018,922
 01/01/2010 to 12/31/2010........     2.045767         2.546662        8,974,357
 01/01/2011 to 12/31/2011........     2.546662         2.347232        8,114,565
 01/01/2012 to 04/27/2012........     2.347232         2.596960                0
Invesco Small Cap Growth Sub-account
 01/01/2007 to 12/31/2007........     1.475354         1.618231        2,092,922
 01/01/2008 to 12/31/2008........     1.618231         0.979157        1,827,763
 01/01/2009 to 12/31/2009........     0.979157         1.294030        1,829,339
 01/01/2010 to 12/31/2010........     1.294030         1.612572        1,696,355
 01/01/2011 to 12/31/2011........     1.612572         1.575364        1,445,865
 01/01/2012 to 12/31/2012........     1.575364         1.839312        1,200,764
 01/01/2013 to 12/31/2013........     1.839312         2.546253        1,297,521
 01/01/2014 to 12/31/2014........     2.546253         2.713552        1,094,327
 01/01/2015 to 12/31/2015........     2.713552         2.634026        1,059,391
 01/01/2016 to 12/31/2016........     2.634026         2.898755          964,059
Jennison Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     0.499145         0.549049        1,689,831
 01/01/2008 to 12/31/2008........     0.549049         0.344049        2,054,526
 01/01/2009 to 12/31/2009........     0.344049         0.474201        2,794,944
 01/01/2010 to 12/31/2010........     0.474201         0.521296        2,999,593
 01/01/2011 to 12/31/2011........     0.521296         0.515975        3,581,588
 01/01/2012 to 12/31/2012........     0.515975         0.588802        6,617,351
 01/01/2013 to 12/31/2013........     0.588802         0.795082        5,245,970
 01/01/2014 to 12/31/2014........     0.795082         0.853858        4,308,739
 01/01/2015 to 12/31/2015........     0.853858         0.932126        4,300,392
 01/01/2016 to 12/31/2016........     0.932126         0.919352        3,519,131
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2007 to 12/31/2007........     9.239346        10.427689          142,163
 01/01/2008 to 12/31/2008........    10.427689         5.566975          167,099
 01/01/2009 to 12/31/2009........     5.566975         7.900505          235,176
 01/01/2010 to 12/31/2010........     7.900505         8.535561          239,432
 01/01/2011 to 12/31/2011........     8.535561         8.313362          249,730
 01/01/2012 to 04/27/2012........     8.313362         9.357068                0
Jennison Growth Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     0.500579         0.551393        3,391,644
 01/01/2008 to 12/31/2008........     0.551393         0.345371        3,032,319
 01/01/2009 to 12/31/2009........     0.345371         0.477110        3,076,118
 01/01/2010 to 12/31/2010........     0.477110         0.525096        2,027,786
 01/01/2011 to 12/31/2011........     0.525096         0.520179        2,088,516
 01/01/2012 to 12/31/2012........     0.520179         0.593711        2,560,766
 01/01/2013 to 12/31/2013........     0.593711         0.802715        2,254,256
 01/01/2014 to 12/31/2014........     0.802715         0.862958        2,083,129
 01/01/2015 to 12/31/2015........     0.862958         0.943127        1,974,545
 01/01/2016 to 12/31/2016........     0.943127         0.931287        1,669,745
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012792         1.051119          452,218
 01/01/2013 to 12/31/2013........     1.051119         1.152112        1,048,091
 01/01/2014 to 12/31/2014........     1.152112         1.217170        1,136,448
 01/01/2015 to 12/31/2015........     1.217170         1.212800        1,474,873
 01/01/2016 to 12/31/2016........     1.212800         1.232503        1,279,901
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    13.119581        14.433436          222,632

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........    14.433436        14.748355          191,910
 01/01/2015 to 12/31/2015........    14.748355        14.743967          180,866
 01/01/2016 to 12/31/2016........    14.743967        15.256401          189,525
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998630         7.994633           59,148
 01/01/2009 to 12/31/2009........     7.994633        10.092455          155,048
 01/01/2010 to 12/31/2010........    10.092455        11.145264          182,523
 01/01/2011 to 12/31/2011........    11.145264        11.242009          196,396
 01/01/2012 to 12/31/2012........    11.242009        12.488569          198,893
 01/01/2013 to 04/26/2013........    12.488569        13.042235                0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.265599         3.599707        2,620,745
 01/01/2008 to 12/31/2008........     3.599707         2.273086        3,081,470
 01/01/2009 to 12/31/2009........     2.273086         2.916671        3,706,326
 01/01/2010 to 12/31/2010........     2.916671         3.664212        3,375,046
 01/01/2011 to 12/31/2011........     3.664212         3.631046        3,090,626
 01/01/2012 to 12/31/2012........     3.631046         4.097335        2,812,733
 01/01/2013 to 12/31/2013........     4.097335         5.692758        2,574,800
 01/01/2014 to 12/31/2014........     5.692758         5.818919        2,320,631
 01/01/2015 to 12/31/2015........     5.818919         5.646515        2,091,731
 01/01/2016 to 12/31/2016........     5.646515         6.634346        1,837,349
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     3.296126         3.636804        3,047,220
 01/01/2008 to 12/31/2008........     3.636804         2.298822        2,756,341
 01/01/2009 to 12/31/2009........     2.298822         2.952505        2,452,532
 01/01/2010 to 12/31/2010........     2.952505         3.713034        2,081,744
 01/01/2011 to 12/31/2011........     3.713034         3.683159        1,813,908
 01/01/2012 to 12/31/2012........     3.683159         4.160195        1,739,133
 01/01/2013 to 12/31/2013........     4.160195         5.785922        1,578,041
 01/01/2014 to 12/31/2014........     5.785922         5.919808        1,371,095
 01/01/2015 to 12/31/2015........     5.919808         5.750353        1,246,126
 01/01/2016 to 12/31/2016........     5.750353         6.762995        1,134,463
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     1.095850         1.128859        7,613,501
 01/01/2008 to 12/31/2008........     1.128859         0.654279        7,451,310
 01/01/2009 to 12/31/2009........     0.654279         0.837903        7,584,299
 01/01/2010 to 12/31/2010........     0.837903         1.086898        6,509,328
 01/01/2011 to 12/31/2011........     1.086898         1.102892        5,784,935
 01/01/2012 to 12/31/2012........     1.102892         1.207771        5,224,783
 01/01/2013 to 12/31/2013........     1.207771         1.769832        4,589,607
 01/01/2014 to 12/31/2014........     1.769832         1.764183        4,282,887
 01/01/2015 to 12/31/2015........     1.764183         1.767133        3,554,537
 01/01/2016 to 12/31/2016........     1.767133         1.850716        3,601,545
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     3.992825         3.663992        3,979,113
 01/01/2008 to 12/31/2008........     3.663992         1.949082        3,827,783
 01/01/2009 to 12/31/2009........     1.949082         2.717881        3,809,231
 01/01/2010 to 12/31/2010........     2.717881         3.080312        3,424,978
 01/01/2011 to 12/31/2011........     3.080312         3.239570        2,951,043
 01/01/2012 to 12/31/2012........     3.239570         3.569631        2,591,554
 01/01/2013 to 12/31/2013........     3.569631         4.812350        2,459,503
 01/01/2014 to 12/31/2014........     4.812350         4.832127        2,251,388
 01/01/2015 to 12/31/2015........     4.832127         4.310881        2,153,563

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     4.310881         5.221703        1,844,433
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........     4.081083         3.748720       10,284,759
 01/01/2008 to 12/31/2008........     3.748720         1.996133        9,023,233
 01/01/2009 to 12/31/2009........     1.996133         2.786207        7,754,377
 01/01/2010 to 12/31/2010........     2.786207         3.160846        6,856,620
 01/01/2011 to 12/31/2011........     3.160846         3.327626        6,253,911
 01/01/2012 to 12/31/2012........     3.327626         3.670354        5,909,493
 01/01/2013 to 12/31/2013........     3.670354         4.953232        5,140,427
 01/01/2014 to 12/31/2014........     4.953232         4.978518        4,413,344
 01/01/2015 to 12/31/2015........     4.978518         4.445834        3,895,377
 01/01/2016 to 12/31/2016........     4.445834         5.390685        3,497,750
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.988288         9.776927           16,602
 01/01/2012 to 12/31/2012........     9.776927        10.079465           38,560
 01/01/2013 to 12/31/2013........    10.079465        10.069796          385,668
 01/01/2014 to 12/31/2014........    10.069796        10.049897          402,560
 01/01/2015 to 12/31/2015........    10.049897         9.863272          466,333
 01/01/2016 to 12/31/2016........     9.863272        10.045963          398,485
Met/Wellington Balanced Sub-Account (Class B) (previously WMC Balanced Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........    43.332145        45.194447           59,725
 01/01/2008 to 12/31/2008........    45.194447        33.489217           66,776
 01/01/2009 to 12/31/2009........    33.489217        38.695979           69,920
 01/01/2010 to 12/31/2010........    38.695979        41.774994           64,613
 01/01/2011 to 12/31/2011........    41.774994        42.737813           67,326
 01/01/2012 to 12/31/2012........    42.737813        47.314335           62,727
 01/01/2013 to 12/31/2013........    47.314335        56.201236           58,967
 01/01/2014 to 12/31/2014........    56.201236        61.209001           51,655
 01/01/2015 to 12/31/2015........    61.209001        61.835738           48,155
 01/01/2016 to 12/31/2016........    61.835738        65.184203           46,475
Met/Wellington Core Equity Opportunities Sub-Account (Class B) (previously WMC Core
Equity Opportunities Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     3.829521         3.945957       12,875,243
 01/01/2008 to 12/31/2008........     3.945957         2.356788       15,140,648
 01/01/2009 to 12/31/2009........     2.356788         3.064189       17,646,038
 01/01/2010 to 12/31/2010........     3.064189         3.380542       17,035,982
 01/01/2011 to 12/31/2011........     3.380542         3.196107       15,787,753
 01/01/2012 to 12/31/2012........     3.196107         3.554421       14,020,582
 01/01/2013 to 12/31/2013........     3.554421         4.681249       12,321,419
 01/01/2014 to 12/31/2014........     4.681249         5.101752       10,754,828
 01/01/2015 to 12/31/2015........     5.101752         5.146280        9,225,465
 01/01/2016 to 12/31/2016........     5.146280         5.440933        7,774,215
Met/Wellington Core Equity Opportunities Sub-Account (Class E) (previously WMC Core
Equity Opportunities Sub-Account (Class E))
 01/01/2007 to 12/31/2007........     3.871807         3.992908       10,948,412
 01/01/2008 to 12/31/2008........     3.992908         2.387277        9,640,224
 01/01/2009 to 12/31/2009........     2.387277         3.107999        8,546,405
 01/01/2010 to 12/31/2010........     3.107999         3.432112        7,728,299
 01/01/2011 to 12/31/2011........     3.432112         3.247910        7,270,084
 01/01/2012 to 12/31/2012........     3.247910         3.614740        7,202,630
 01/01/2013 to 12/31/2013........     3.614740         4.766752        6,358,061
 01/01/2014 to 12/31/2014........     4.766752         5.199312        5,175,668
 01/01/2015 to 12/31/2015........     5.199312         5.251105        4,543,819
 01/01/2016 to 12/31/2016........     5.251105         5.556778        4,110,636
Met/Wellington Large Cap Research Sub-Account (Class B) (previously WMC Large Cap
Research Sub-Account (Class B))

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/30/2007 to 12/31/2007........     8.094761         8.172470          481,421
 01/01/2008 to 12/31/2008........     8.172470         5.059671          498,037
 01/01/2009 to 12/31/2009........     5.059671         5.956039          599,816
 01/01/2010 to 12/31/2010........     5.956039         6.614679          612,257
 01/01/2011 to 12/31/2011........     6.614679         6.549353          685,594
 01/01/2012 to 12/31/2012........     6.549353         7.335075          670,294
 01/01/2013 to 12/31/2013........     7.335075         9.727387          582,564
 01/01/2014 to 12/31/2014........     9.727387        10.903925          602,193
 01/01/2015 to 12/31/2015........    10.903925        11.252413          459,255
 01/01/2016 to 12/31/2016........    11.252413        12.032483          405,688
Met/Wellington Large Cap Research Sub-Account (previously WMC Large Cap Research
Sub-Account and before that BlackRock Large Cap Sub-
Account)
 01/01/2007 to 04/27/2007........     7.779782         8.162884                0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2007 to 12/31/2007........    12.749671        13.002022        1,153,077
 01/01/2008 to 12/31/2008........    13.002022         7.646365        1,224,589
 01/01/2009 to 12/31/2009........     7.646365         9.929272        1,318,799
 01/01/2010 to 12/31/2010........     9.929272        11.344600        1,189,187
 01/01/2011 to 04/29/2011........    11.344600        12.307574                0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    12.270909        10.519544        1,129,750
 01/01/2012 to 12/31/2012........    10.519544        12.127408          937,405
 01/01/2013 to 12/31/2013........    12.127408        15.510777          823,507
 01/01/2014 to 12/31/2014........    15.510777        16.097579          691,920
 01/01/2015 to 12/31/2015........    16.097579        15.578360          664,984
 01/01/2016 to 12/31/2016........    15.578360        16.766131          580,938
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    10.884040        11.346907          620,962
 01/01/2008 to 12/31/2008........    11.346907         9.593358        1,281,491
 01/01/2009 to 12/31/2009........     9.593358        11.418798        2,122,728
 01/01/2010 to 12/31/2010........    11.418798        12.410524        2,701,417
 01/01/2011 to 12/31/2011........    12.410524        12.655310        2,230,550
 01/01/2012 to 12/31/2012........    12.655310        13.644486        2,405,812
 01/01/2013 to 12/31/2013........    13.644486        14.052541        2,063,489
 01/01/2014 to 12/31/2014........    14.052541        14.498577        1,748,130
 01/01/2015 to 12/31/2015........    14.498577        14.234630        1,436,249
 01/01/2016 to 12/31/2016........    14.234630        14.694631        1,381,880
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.377529        11.776000        2,964,511
 01/01/2008 to 12/31/2008........    11.776000         9.117849        4,841,696
 01/01/2009 to 12/31/2009........     9.117849        11.136599        5,864,291
 01/01/2010 to 12/31/2010........    11.136599        12.266003        6,329,377
 01/01/2011 to 12/31/2011........    12.266003        12.241007        5,893,030
 01/01/2012 to 12/31/2012........    12.241007        13.473681        5,496,820
 01/01/2013 to 12/31/2013........    13.473681        14.760016        4,876,618
 01/01/2014 to 12/31/2014........    14.760016        15.294768        4,265,302
 01/01/2015 to 12/31/2015........    15.294768        14.942651        3,654,807
 01/01/2016 to 12/31/2016........    14.942651        15.655401        3,238,072
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.884012        12.245653       12,436,101
 01/01/2008 to 12/31/2008........    12.245653         8.630461       18,654,307
 01/01/2009 to 12/31/2009........     8.630461        10.784503       20,856,443
 01/01/2010 to 12/31/2010........    10.784503        12.053382       19,907,332

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........    12.053382        11.741010       19,016,887
 01/01/2012 to 12/31/2012........    11.741010        13.129661       17,877,599
 01/01/2013 to 12/31/2013........    13.129661        15.298524       17,030,046
 01/01/2014 to 12/31/2014........    15.298524        15.871529       15,229,746
 01/01/2015 to 12/31/2015........    15.871529        15.475648       13,157,578
 01/01/2016 to 12/31/2016........    15.475648        16.369327       11,968,259
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    12.391608        12.707971       15,881,886
 01/01/2008 to 12/31/2008........    12.707971         8.142692       20,978,386
 01/01/2009 to 12/31/2009........     8.142692        10.381142       21,384,433
 01/01/2010 to 12/31/2010........    10.381142        11.759227       20,394,724
 01/01/2011 to 12/31/2011........    11.759227        11.175388       19,203,540
 01/01/2012 to 12/31/2012........    11.175388        12.733906       17,987,804
 01/01/2013 to 12/31/2013........    12.733906        15.633082       16,463,317
 01/01/2014 to 12/31/2014........    15.633082        16.245925       15,107,484
 01/01/2015 to 12/31/2015........    16.245925        15.771983       14,309,819
 01/01/2016 to 12/31/2016........    15.771983        16.844057       13,995,010
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998630         7.040915          157,976
 01/01/2009 to 12/31/2009........     7.040915         8.938760          336,003
 01/01/2010 to 12/31/2010........     8.938760         9.714568          351,790
 01/01/2011 to 12/31/2011........     9.714568         9.425241          417,276
 01/01/2012 to 12/31/2012........     9.425241        10.808310          403,004
 01/01/2013 to 04/26/2013........    10.808310        11.641270                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.716851        13.369520          381,728
 01/01/2014 to 04/25/2014........    13.369520        13.321798                0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........    10.016321        10.491570          100,038
 01/01/2013 to 12/31/2013........    10.491570        11.849291          442,686
 01/01/2014 to 12/31/2014........    11.849291        12.831145          519,588
 01/01/2015 to 12/31/2015........    12.831145        12.153791          444,599
 01/01/2016 to 12/31/2016........    12.153791        13.006839          456,725
MetLife Mid Cap Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     1.576792         1.674142        7,341,025
 01/01/2008 to 12/31/2008........     1.674142         1.051844        8,043,722
 01/01/2009 to 12/31/2009........     1.051844         1.420797        8,687,411
 01/01/2010 to 12/31/2010........     1.420797         1.767908        7,582,521
 01/01/2011 to 12/31/2011........     1.767908         1.707800        6,776,984
 01/01/2012 to 12/31/2012........     1.707800         1.978734        6,437,059
 01/01/2013 to 12/31/2013........     1.978734         2.595710        5,784,868
 01/01/2014 to 12/31/2014........     2.595710         2.799954        5,447,504
 01/01/2015 to 12/31/2015........     2.799954         2.692686        4,908,211
 01/01/2016 to 12/31/2016........     2.692686         3.194768        4,475,795
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.805236        11.309737            6,012
 01/01/2014 to 12/31/2014........    11.309737        12.203619           32,639
 01/01/2015 to 12/31/2015........    12.203619        11.905976           76,039
 01/01/2016 to 12/31/2016........    11.905976        12.270887           82,132
MetLife Stock Index Sub-Account
 01/01/2007 to 12/31/2007........     4.404993         4.566380        4,668,980
 01/01/2008 to 12/31/2008........     4.566380         2.829263        4,608,552
 01/01/2009 to 12/31/2009........     2.829263         3.518369        4,869,190

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   3.518369         3.978174          4,501,296
 01/01/2011 to 12/31/2011........   3.978174         3.993103          4,349,498
 01/01/2012 to 12/31/2012........   3.993103         4.551638          4,186,301
 01/01/2013 to 12/31/2013........   4.551638         5.919993          4,041,526
 01/01/2014 to 12/31/2014........   5.919993         6.612264          3,709,003
 01/01/2015 to 12/31/2015........   6.612264         6.589765          3,286,809
 01/01/2016 to 12/31/2016........   6.589765         7.248668          3,057,200
MFS(Reg. TM) Research International Sub-Account
 01/01/2007 to 12/31/2007........   1.636329         1.830665         11,227,223
 01/01/2008 to 12/31/2008........   1.830665         1.041955         14,239,333
 01/01/2009 to 12/31/2009........   1.041955         1.353830         15,823,211
 01/01/2010 to 12/31/2010........   1.353830         1.489501         15,139,814
 01/01/2011 to 12/31/2011........   1.489501         1.313426         14,293,130
 01/01/2012 to 12/31/2012........   1.313426         1.513734         13,291,392
 01/01/2013 to 12/31/2013........   1.513734         1.782816         12,029,888
 01/01/2014 to 12/31/2014........   1.782816         1.638311         11,369,396
 01/01/2015 to 12/31/2015........   1.638311         1.589260         10,455,877
 01/01/2016 to 12/31/2016........   1.589260         1.555779          9,631,642
MFS(Reg. TM) Total Return Sub-Account
 01/01/2007 to 12/31/2007........   4.609613         4.739479          4,097,309
 01/01/2008 to 12/31/2008........   4.739479         3.634454          3,543,635
 01/01/2009 to 12/31/2009........   3.634454         4.246281          3,157,512
 01/01/2010 to 12/31/2010........   4.246281         4.604431          2,934,643
 01/01/2011 to 12/31/2011........   4.604431         4.645523          2,627,716
 01/01/2012 to 12/31/2012........   4.645523         5.106299          2,418,823
 01/01/2013 to 12/31/2013........   5.106299         5.985860          2,359,481
 01/01/2014 to 12/31/2014........   5.985860         6.405921          2,025,717
 01/01/2015 to 12/31/2015........   6.405921         6.301065          1,852,820
 01/01/2016 to 12/31/2016........   6.301065         6.778048          1,641,876
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.493936         1.415881          7,764,303
 01/01/2008 to 12/31/2008........   1.415881         0.926991          8,306,094
 01/01/2009 to 12/31/2009........   0.926991         1.103925          9,631,520
 01/01/2010 to 12/31/2010........   1.103925         1.212096          9,994,817
 01/01/2011 to 12/31/2011........   1.212096         1.204718          9,277,593
 01/01/2012 to 12/31/2012........   1.204718         1.383816          7,845,415
 01/01/2013 to 12/31/2013........   1.383816         1.850228          9,730,401
 01/01/2014 to 12/31/2014........   1.850228         2.020236          8,445,574
 01/01/2015 to 12/31/2015........   2.020236         1.987867          8,167,437
 01/01/2016 to 12/31/2016........   1.987867         2.239892          8,037,752
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........   3.177125         3.261051          1,359,040
 01/01/2008 to 12/31/2008........   3.261051         1.961196          1,663,788
 01/01/2009 to 12/31/2009........   1.961196         2.352990          1,729,121
 01/01/2010 to 12/31/2010........   2.352990         2.655554          1,634,497
 01/01/2011 to 12/31/2011........   2.655554         2.455195          1,606,290
 01/01/2012 to 12/31/2012........   2.455195         2.799639          1,471,736
 01/01/2013 to 04/26/2013........   2.799639         3.083746                  0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998630         6.606975             47,087
 01/01/2009 to 12/31/2009........   6.606975         8.148575            117,516
 01/01/2010 to 12/31/2010........   8.148575         8.934468            131,573
 01/01/2011 to 12/31/2011........   8.934468         8.775455            147,071

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   8.775455           9.871855          125,028
 01/01/2013 to 04/26/2013........   9.871855          10.818884                0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.505649           1.428431        5,312,067
 01/01/2008 to 12/31/2008........   1.428431           0.936508        4,685,072
 01/01/2009 to 12/31/2009........   0.936508           1.116052        4,618,016
 01/01/2010 to 12/31/2010........   1.116052           1.226228        4,379,462
 01/01/2011 to 12/31/2011........   1.226228           1.220786        3,779,837
 01/01/2012 to 12/31/2012........   1.220786           1.403177        3,739,041
 01/01/2013 to 12/31/2013........   1.403177           1.879550        5,223,767
 01/01/2014 to 12/31/2014........   1.879550           2.053479        4,618,595
 01/01/2015 to 12/31/2015........   2.053479           2.022484        3,967,965
 01/01/2016 to 12/31/2016........   2.022484           2.281005        3,448,233
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2007 to 12/31/2007........   3.211992           3.300077        1,322,383
 01/01/2008 to 12/31/2008........   3.300077           1.986910        1,215,193
 01/01/2009 to 12/31/2009........   1.986910           2.387223        1,021,048
 01/01/2010 to 12/31/2010........   2.387223           2.696996          919,043
 01/01/2011 to 12/31/2011........   2.696996           2.495825          906,982
 01/01/2012 to 12/31/2012........   2.495825           2.848880          873,773
 01/01/2013 to 04/26/2013........   2.848880           3.139099                0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.313151           1.526629        3,444,895
 01/01/2011 to 12/31/2011........   1.526629           1.403341        2,947,057
 01/01/2012 to 12/31/2012........   1.403341           1.514449        2,729,907
 01/01/2013 to 12/31/2013........   1.514449           2.079295        2,302,417
 01/01/2014 to 12/31/2014........   2.079295           2.074291        2,212,868
 01/01/2015 to 12/31/2015........   2.074291           1.945632        2,058,803
 01/01/2016 to 12/31/2016........   1.945632           1.758902        1,840,793
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2007 to 12/31/2007........   1.937436           2.068418        2,794,431
 01/01/2008 to 12/31/2008........   2.068418           0.910364        3,198,705
 01/01/2009 to 12/31/2009........   0.910364           1.200530        3,495,348
 01/01/2010 to 04/30/2010........   1.200530           1.299979                0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........   1.550980           1.692742       10,904,460
 01/01/2008 to 12/31/2008........   1.692742           0.966221       11,913,657
 01/01/2009 to 12/31/2009........   0.966221           1.224149       12,026,884
 01/01/2010 to 12/31/2010........   1.224149           1.304612       11,781,624
 01/01/2011 to 12/31/2011........   1.304612           1.125462       10,784,562
 01/01/2012 to 12/31/2012........   1.125462           1.311735       10,299,695
 01/01/2013 to 12/31/2013........   1.311735           1.574230        9,793,319
 01/01/2014 to 12/31/2014........   1.574230           1.457233        9,356,549
 01/01/2015 to 12/31/2015........   1.457233           1.420712        8,595,142
 01/01/2016 to 12/31/2016........   1.420712           1.417096        8,098,881
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2007 to 12/31/2007........   2.153590           2.048187        4,357,648
 01/01/2008 to 12/31/2008........   2.048187           1.242823        4,134,957
 01/01/2009 to 12/31/2009........   1.242823           1.384911        4,298,051
 01/01/2010 to 12/31/2010........   1.384911           1.659607        3,991,633
 01/01/2011 to 12/31/2011........   1.659607           1.729288        3,458,824
 01/01/2012 to 12/31/2012........   1.729288           1.874252        2,913,779
 01/01/2013 to 12/31/2013........   1.874252           2.557836        3,879,162

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     2.557836         2.518472        3,683,239
 01/01/2015 to 12/31/2015........     2.518472         2.496637        3,175,450
 01/01/2016 to 12/31/2016........     2.496637         2.919156        2,872,970
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2007 to 12/31/2007........     1.647714         1.583033        4,606,938
 01/01/2008 to 12/31/2008........     1.583033         0.964552        4,493,691
 01/01/2009 to 12/31/2009........     0.964552         1.302750        4,384,075
 01/01/2010 to 12/31/2010........     1.302750         1.580673        3,904,797
 01/01/2011 to 12/31/2011........     1.580673         1.478714        3,462,764
 01/01/2012 to 12/31/2012........     1.478714         1.537436        3,246,151
 01/01/2013 to 04/26/2013........     1.537436         1.667799                0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2007 to 12/31/2007........     2.163555         2.060108       13,310,200
 01/01/2008 to 12/31/2008........     2.060108         1.251164       11,254,485
 01/01/2009 to 12/31/2009........     1.251164         1.395279       10,519,987
 01/01/2010 to 12/31/2010........     1.395279         1.673556        9,153,087
 01/01/2011 to 12/31/2011........     1.673556         1.744679        8,117,201
 01/01/2012 to 12/31/2012........     1.744679         1.893490        7,817,628
 01/01/2013 to 12/31/2013........     1.893490         2.587536        7,800,433
 01/01/2014 to 12/31/2014........     2.587536         2.550518        6,640,745
 01/01/2015 to 12/31/2015........     2.550518         2.529617        5,802,360
 01/01/2016 to 12/31/2016........     2.529617         2.961357        5,238,749
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    19.591226        20.558001          316,449
 01/01/2008 to 12/31/2008........    20.558001        12.067810          328,343
 01/01/2009 to 12/31/2009........    12.067810        16.661401          368,412
 01/01/2010 to 12/31/2010........    16.661401        19.075224          371,598
 01/01/2011 to 12/31/2011........    19.075224        17.255289          362,215
 01/01/2012 to 12/31/2012........    17.255289        20.648122          341,586
 01/01/2013 to 12/31/2013........    20.648122        25.920515          340,331
 01/01/2014 to 12/31/2014........    25.920515        26.146919          320,039
 01/01/2015 to 12/31/2015........    26.146919        26.838370          298,482
 01/01/2016 to 12/31/2016........    26.838370        26.566211          290,348
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998630         6.576079           16,265
 01/01/2009 to 12/31/2009........     6.576079         8.612912           39,641
 01/01/2010 to 12/31/2010........     8.612912         9.157401           46,058
 01/01/2011 to 12/31/2011........     9.157401         8.420132           53,243
 01/01/2012 to 12/31/2012........     8.420132        10.162159           75,523
 01/01/2013 to 04/26/2013........    10.162159        10.808590                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999829         1.036661           14,262
 01/01/2015 to 12/31/2015........     1.036661         0.967711           56,550
 01/01/2016 to 12/31/2016........     0.967711         1.061993          440,593
PIMCO Inflation Protection Bond Sub-Account
 01/01/2007 to 12/31/2007........    11.164159        12.215182          182,408
 01/01/2008 to 12/31/2008........    12.215182        11.231981        1,054,294
 01/01/2009 to 12/31/2009........    11.231981        13.094502        1,613,884
 01/01/2010 to 12/31/2010........    13.094502        13.935515        1,771,802
 01/01/2011 to 12/31/2011........    13.935515        15.296151        1,760,309
 01/01/2012 to 12/31/2012........    15.296151        16.484512        1,848,457
 01/01/2013 to 12/31/2013........    16.484512        14.769772        1,485,438
 01/01/2014 to 12/31/2014........    14.769772        15.008299        1,320,000

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........    15.008299        14.360910        1,126,888
 01/01/2016 to 12/31/2016........    14.360910        14.889357        1,001,718
PIMCO Total Return Sub-Account
 01/01/2007 to 12/31/2007........     1.267751         1.346621       57,456,286
 01/01/2008 to 12/31/2008........     1.346621         1.335298       53,339,495
 01/01/2009 to 12/31/2009........     1.335298         1.556458       55,937,260
 01/01/2010 to 12/31/2010........     1.556458         1.662717       57,401,705
 01/01/2011 to 12/31/2011........     1.662717         1.694164       52,839,717
 01/01/2012 to 12/31/2012........     1.694164         1.828115       51,382,652
 01/01/2013 to 12/31/2013........     1.828115         1.770825       48,927,205
 01/01/2014 to 12/31/2014........     1.770825         1.822135       43,336,034
 01/01/2015 to 12/31/2015........     1.822135         1.799591       37,142,975
 01/01/2016 to 12/31/2016........     1.799591         1.823616       32,459,208
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.788862        10.966708           51,144
 01/01/2013 to 12/31/2013........    10.966708        10.340997           44,189
 01/01/2014 to 12/31/2014........    10.340997        10.984254           61,046
 01/01/2015 to 12/31/2015........    10.984254        10.894459          155,952
 01/01/2016 to 12/31/2016........    10.894459        10.900850           87,502
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.216514        10.764512           20,266
 01/01/2014 to 12/31/2014........    10.764512        11.549398           52,662
 01/01/2015 to 12/31/2015........    11.549398        11.263203           90,242
 01/01/2016 to 12/31/2016........    11.263203        11.631157           91,035
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2007 to 12/31/2007........     1.861978         1.807382        7,611,161
 01/01/2008 to 12/31/2008........     1.807382         1.183877        7,487,946
 01/01/2009 to 12/31/2009........     1.183877         1.469189        7,665,060
 01/01/2010 to 12/31/2010........     1.469189         1.836584        7,228,201
 01/01/2011 to 12/31/2011........     1.836584         1.736057        6,591,657
 01/01/2012 to 12/31/2012........     1.736057         1.989571        6,370,694
 01/01/2013 to 12/31/2013........     1.989571         2.715088        6,031,023
 01/01/2014 to 12/31/2014........     2.715088         2.809569        5,409,910
 01/01/2015 to 12/31/2015........     2.809569         2.650039        4,962,526
 01/01/2016 to 12/31/2016........     2.650039         3.165729        4,512,478
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010771         1.069250          276,497
 01/01/2013 to 12/31/2013........     1.069250         1.162736          663,254
 01/01/2014 to 12/31/2014........     1.162736         1.237159        1,040,104
 01/01/2015 to 12/31/2015........     1.237159         1.211051          926,716
 01/01/2016 to 12/31/2016........     1.211051         1.263618          976,310
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2007 to 12/31/2007........    11.181857        11.638374           36,637
 01/01/2008 to 12/31/2008........    11.638374         8.613162          122,202
 01/01/2009 to 12/31/2009........     8.613162        10.623115          876,197
 01/01/2010 to 12/31/2010........    10.623115        11.775196        1,504,561
 01/01/2011 to 12/31/2011........    11.775196        11.752610        1,860,574
 01/01/2012 to 12/31/2012........    11.752610        13.096697        1,945,650
 01/01/2013 to 12/31/2013........    13.096697        14.606564        1,885,481
 01/01/2014 to 12/31/2014........    14.606564        15.263484        1,672,877
 01/01/2015 to 12/31/2015........    15.263484        14.777952        1,585,126
 01/01/2016 to 12/31/2016........    14.777952        15.438518        1,470,541
SSGA Growth ETF Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........    11.437139        11.928919           59,977
 01/01/2008 to 12/31/2008........    11.928919         7.896564          103,666
 01/01/2009 to 12/31/2009........     7.896564        10.067760          345,329
 01/01/2010 to 12/31/2010........    10.067760        11.350024          579,655
 01/01/2011 to 12/31/2011........    11.350024        10.970664          962,208
 01/01/2012 to 12/31/2012........    10.970664        12.462261        1,068,387
 01/01/2013 to 12/31/2013........    12.462261        14.531710        1,189,057
 01/01/2014 to 12/31/2014........    14.531710        15.123140        1,230,358
 01/01/2015 to 12/31/2015........    15.123140        14.590120        1,205,537
 01/01/2016 to 12/31/2016........    14.590120        15.400123        1,107,308
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     1.429754         1.541110        8,339,019
 01/01/2008 to 12/31/2008........     1.541110         0.882672        8,941,806
 01/01/2009 to 12/31/2009........     0.882672         1.246862        9,760,521
 01/01/2010 to 12/31/2010........     1.246862         1.437558        9,024,125
 01/01/2011 to 12/31/2011........     1.437558         1.400780        7,722,539
 01/01/2012 to 12/31/2012........     1.400780         1.641614        6,823,178
 01/01/2013 to 12/31/2013........     1.641614         2.249750        8,322,592
 01/01/2014 to 12/31/2014........     2.249750         2.417897        7,835,606
 01/01/2015 to 12/31/2015........     2.417897         2.638888        7,371,301
 01/01/2016 to 12/31/2016........     2.638888         2.646025        6,968,748
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2007 to 12/31/2007........     0.498010         0.646824        6,439,657
 01/01/2008 to 12/31/2008........     0.646824         0.354822        6,324,933
 01/01/2009 to 12/31/2009........     0.354822         0.557073        8,303,869
 01/01/2010 to 12/31/2010........     0.557073         0.702494        8,305,602
 01/01/2011 to 12/31/2011........     0.702494         0.625134        8,270,961
 01/01/2012 to 12/31/2012........     0.625134         0.692138        7,018,622
 01/01/2013 to 04/26/2013........     0.692138         0.724129                0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     0.849577         0.986943       22,527,544
 01/01/2008 to 12/31/2008........     0.986943         0.587233       23,879,613
 01/01/2009 to 12/31/2009........     0.587233         0.843649       24,810,574
 01/01/2010 to 12/31/2010........     0.843649         1.063824       23,199,523
 01/01/2011 to 12/31/2011........     1.063824         1.033326       21,516,918
 01/01/2012 to 12/31/2012........     1.033326         1.160049       19,970,913
 01/01/2013 to 12/31/2013........     1.160049         1.564703       17,503,794
 01/01/2014 to 12/31/2014........     1.564703         1.742667       15,544,264
 01/01/2015 to 12/31/2015........     1.742667         1.835872       13,839,663
 01/01/2016 to 12/31/2016........     1.835872         1.925762       12,759,907
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2007 to 12/31/2007........     1.494666         1.616706        2,069,225
 01/01/2008 to 12/31/2008........     1.616706         1.016726        2,681,339
 01/01/2009 to 12/31/2009........     1.016726         1.392028        3,189,399
 01/01/2010 to 12/31/2010........     1.392028         1.851269        3,479,713
 01/01/2011 to 12/31/2011........     1.851269         1.854778        3,757,472
 01/01/2012 to 12/31/2012........     1.854778         2.123011        3,752,380
 01/01/2013 to 12/31/2013........     2.123011         3.022761        3,386,368
 01/01/2014 to 12/31/2014........     3.022761         3.183622        3,212,413
 01/01/2015 to 12/31/2015........     3.183622         3.221537        2,975,560
 01/01/2016 to 12/31/2016........     3.221537         3.546839        2,827,224
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2007 to 12/31/2007........     2.106035         2.156764        9,339,891

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........   2.156764         1.805664          8,481,623
 01/01/2009 to 12/31/2009........   1.805664         2.351962          7,655,067
 01/01/2010 to 12/31/2010........   2.351962         2.612056          7,185,660
 01/01/2011 to 12/31/2011........   2.612056         2.730217          6,509,638
 01/01/2012 to 12/31/2012........   2.730217         3.000612          5,483,580
 01/01/2013 to 12/31/2013........   3.000612         2.987841          5,277,347
 01/01/2014 to 12/31/2014........   2.987841         3.106791          4,933,727
 01/01/2015 to 12/31/2015........   3.106791         3.006815          4,502,518
 01/01/2016 to 12/31/2016........   3.006815         3.215990          7,992,532
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2007 to 12/31/2007........   1.843841         1.940078         15,948,217
 01/01/2008 to 12/31/2008........   1.940078         1.559489         13,599,419
 01/01/2009 to 12/31/2009........   1.559489         2.106464         12,625,655
 01/01/2010 to 12/31/2010........   2.106464         2.350028         11,260,651
 01/01/2011 to 12/31/2011........   2.350028         2.424387         10,147,368
 01/01/2012 to 12/31/2012........   2.424387         2.704088          9,532,071
 01/01/2013 to 12/31/2013........   2.704088         2.883576          8,948,051
 01/01/2014 to 12/31/2014........   2.883576         2.985272          8,398,639
 01/01/2015 to 12/31/2015........   2.985272         2.884083          7,127,127
 01/01/2016 to 04/29/2016........   2.884083         2.973206                  0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   2.127675         2.182804          9,028,855
 01/01/2008 to 12/31/2008........   2.182804         1.829815          6,919,792
 01/01/2009 to 12/31/2009........   1.829815         2.384927          5,878,824
 01/01/2010 to 12/31/2010........   2.384927         2.652627          5,158,771
 01/01/2011 to 12/31/2011........   2.652627         2.774990          4,527,718
 01/01/2012 to 12/31/2012........   2.774990         3.049932          4,468,621
 01/01/2013 to 12/31/2013........   3.049932         3.040209          4,243,568
 01/01/2014 to 12/31/2014........   3.040209         3.164536          3,662,913
 01/01/2015 to 12/31/2015........   3.164536         3.065988          3,235,027
 01/01/2016 to 12/31/2016........   3.065988         3.284519          4,893,327
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2007 to 12/31/2007........   1.647525         1.692572         11,740,506
 01/01/2008 to 12/31/2008........   1.692572         1.662594         10,725,573
 01/01/2009 to 12/31/2009........   1.662594         1.708936         11,031,453
 01/01/2010 to 12/31/2010........   1.708936         1.780406         10,660,862
 01/01/2011 to 12/31/2011........   1.780406         1.850934          8,975,048
 01/01/2012 to 12/31/2012........   1.850934         1.883528          7,569,591
 01/01/2013 to 12/31/2013........   1.883528         1.843291          7,277,813
 01/01/2014 to 12/31/2014........   1.843291         1.866814          7,201,412
 01/01/2015 to 12/31/2015........   1.866814         1.849284          6,349,237
 01/01/2016 to 12/31/2016........   1.849284         1.844963          5,934,430
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2007 to 12/31/2007........   1.665022         1.712175          9,246,950
 01/01/2008 to 12/31/2008........   1.712175         1.683611          7,437,793
 01/01/2009 to 12/31/2009........   1.683611         1.732292          6,429,406
 01/01/2010 to 12/31/2010........   1.732292         1.807791          5,723,276
 01/01/2011 to 12/31/2011........   1.807791         1.879693          5,490,461
 01/01/2012 to 12/31/2012........   1.879693         1.914644          5,384,430
 01/01/2013 to 12/31/2013........   1.914644         1.876688          4,501,230
 01/01/2014 to 12/31/2014........   1.876688         1.900892          3,921,503
 01/01/2015 to 12/31/2015........   1.900892         1.884749          3,359,496
 01/01/2016 to 12/31/2016........   1.884749         1.883643          2,797,536

                                             AMERICAN FORERUNNER - 1.5
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2007 to 12/31/2007........    15.412255        15.686896          874,300
 01/01/2008 to 12/31/2008........    15.686896        14.008133        1,018,827
 01/01/2009 to 12/31/2009........    14.008133        15.539138        1,255,918
 01/01/2010 to 12/31/2010........    15.539138        16.294330        1,273,489
 01/01/2011 to 12/31/2011........    16.294330        17.032138        1,183,274
 01/01/2012 to 12/31/2012........    17.032138        17.678788        1,131,418
 01/01/2013 to 12/31/2013........    17.678788        17.039693        1,041,358
 01/01/2014 to 12/31/2014........    17.039693        17.671987          894,475
 01/01/2015 to 12/31/2015........    17.671987        17.456623          777,406
 01/01/2016 to 12/31/2016........    17.456623        17.703046          678,325
American Funds Global Small Capitalization Sub-Account
 01/01/2007 to 12/31/2007........     2.926019         3.499836       13,271,602
 01/01/2008 to 12/31/2008........     3.499836         1.602339       14,771,356
 01/01/2009 to 12/31/2009........     1.602339         2.546052       15,166,394
 01/01/2010 to 12/31/2010........     2.546052         3.070363       14,013,563
 01/01/2011 to 12/31/2011........     3.070363         2.445651       13,252,229
 01/01/2012 to 12/31/2012........     2.445651         2.846979       12,370,960
 01/01/2013 to 12/31/2013........     2.846979         3.597721       11,196,607
 01/01/2014 to 12/31/2014........     3.597721         3.619386       10,067,368
 01/01/2015 to 12/31/2015........     3.619386         3.574970        9,240,689
 01/01/2016 to 12/31/2016........     3.574970         3.595643        8,469,344
American Funds Growth Sub-Account
 01/01/2007 to 12/31/2007........    15.580943        17.242941        7,406,684
 01/01/2008 to 12/31/2008........    17.242941         9.516563        7,930,190
 01/01/2009 to 12/31/2009........     9.516563        13.069714        8,155,226
 01/01/2010 to 12/31/2010........    13.069714        15.280475        7,612,313
 01/01/2011 to 12/31/2011........    15.280475        14.409611        6,869,478
 01/01/2012 to 12/31/2012........    14.409611        16.733476        6,381,239
 01/01/2013 to 12/31/2013........    16.733476        21.446603        5,625,532
 01/01/2014 to 12/31/2014........    21.446603        22.925031        4,890,896
 01/01/2015 to 12/31/2015........    22.925031        24.132532        4,270,724
 01/01/2016 to 12/31/2016........    24.132532        26.028821        3,763,256
American Funds Growth-Income Sub-Account
 01/01/2007 to 12/31/2007........    11.326003        11.719080        7,191,793
 01/01/2008 to 12/31/2008........    11.719080         7.174678        7,297,775
 01/01/2009 to 12/31/2009........     7.174678         9.275941        7,220,617
 01/01/2010 to 12/31/2010........     9.275941        10.182078        6,781,486
 01/01/2011 to 12/31/2011........    10.182078         9.847231        6,074,240
 01/01/2012 to 12/31/2012........     9.847231        11.395661        5,601,622
 01/01/2013 to 12/31/2013........    11.395661        14.986816        4,983,702
 01/01/2014 to 12/31/2014........    14.986816        16.333752        4,323,305
 01/01/2015 to 12/31/2015........    16.333752        16.324637        3,777,843
 01/01/2016 to 12/31/2016........    16.324637        17.934393        3,355,884


                               THE FIXED ACCOUNT

     Unless you request otherwise, a partial withdrawal will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Contract Administrative Fee will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, withdrawals and partial withdrawals. The following special rules apply to transfers involving the Fixed Account.

     The amount of Contract Value which you may transfer from the Fixed Account
     --------------------------------------------------------------------------
is limited to the greater of: 25% of the Contract Value in the Fixed Account on
-------------------------------------------------------------------------------
the most recent Contract Anniversary, and the amount of Contract Value that was
-------------------------------------------------------------------------------
transferred from the Fixed Account in the previous Contract Year (amounts
-------------------------------------------------------------------------
transferred under a DCA program are not included), except with our consent.
---------------------------------------------------------------------------
However these limits do not apply to new deposits to the Fixed Account for which you elected a dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre- existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments into the Fixed Account, for 180 days following a transfer out of the Fixed Account.

     Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time.

     We reserve the right to delay transfers, withdrawals and partial withdrawals from the Fixed Account for up to six months.


                          TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements and financial highlights comprising each of the Subaccounts of New England Variable Annuity Separate Account included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The consolidated financial statements of New England Life Insurance Company and subsidiary (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                                 LEGAL MATTERS

     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                              FINANCIAL STATEMENTS


     The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.

     The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
New England Variable Annuity Separate Account and Board of Directors of
New England Life Insurance Company

We have audited the accompanying statements of assets and liabilities of New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund company. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                                                      AMERICAN FUNDS
                                                AMERICAN FUNDS         GLOBAL SMALL          AMERICAN FUNDS        AMERICAN FUNDS
                                                     BOND             CAPITALIZATION             GROWTH             GROWTH-INCOME
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             --------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $         27,903,137   $        90,532,198   $        287,740,656   $       182,982,230
   Due from New England Life
     Insurance Company.....................                    --                    --                     --                    --
                                             --------------------   -------------------   --------------------   -------------------
       Total Assets........................            27,903,137            90,532,198            287,740,656           182,982,230
                                             --------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                   125                   157                    165                   151
   Due to New England Life
     Insurance Company.....................                     4                     1                      7                    --
                                             --------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                   129                   158                    172                   151
                                             --------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $         27,903,008   $        90,532,040   $        287,740,484   $       182,982,079
                                             ====================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $         27,903,008   $        90,239,360   $        287,164,240   $       182,453,353
   Net assets from contracts in payout.....                    --               292,680                576,244               528,726
                                             --------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $         27,903,008   $        90,532,040   $        287,740,484   $       182,982,079
                                             ====================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                        MIST
                                                 MIST AB           ALLIANZ GLOBAL         MIST AMERICAN         MIST AMERICAN
                                             GLOBAL DYNAMIC       INVESTORS DYNAMIC      FUNDS BALANCED         FUNDS GROWTH
                                               ALLOCATION         MULTI-ASSET PLUS         ALLOCATION            ALLOCATION
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          4,255,296  $            302,117  $        156,219,013  $        317,698,403
   Due from New England Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             4,255,296               302,117           156,219,013           317,698,403
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    65                    69                   114                    53
   Due to New England Life
     Insurance Company..................                     2                    --                     2                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    67                    69                   116                    58
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          4,255,229  $            302,048  $        156,218,897  $        317,698,345
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          4,255,229  $            302,048  $        156,205,502  $        317,698,345
   Net assets from contracts in payout..                    --                    --                13,395                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          4,255,229  $            302,048  $        156,218,897  $        317,698,345
                                          ====================  ====================  ====================  ====================


                                              MIST AMERICAN                              MIST BLACKROCK
                                             FUNDS MODERATE        MIST AQR GLOBAL       GLOBAL TACTICAL        MIST CLARION
                                               ALLOCATION           RISK BALANCED          STRATEGIES        GLOBAL REAL ESTATE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        116,222,062  $          7,584,764  $          7,344,911  $         47,891,940
   Due from New England Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           116,222,062             7,584,764             7,344,911            47,891,940
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    84                    92                    77                    85
   Due to New England Life
     Insurance Company..................                    --                     1                     3                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    84                    93                    80                    90
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        116,221,978  $          7,584,671  $          7,344,831  $         47,891,850
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        116,221,978  $          7,584,671  $          7,344,831  $         47,891,850
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        116,221,978  $          7,584,671  $          7,344,831  $         47,891,850
                                          ====================  ====================  ====================  ====================


                                                                     MIST HARRIS
                                            MIST CLEARBRIDGE           OAKMARK
                                            AGGRESSIVE GROWTH       INTERNATIONAL
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         64,062,602  $        101,558,688
   Due from New England Life
     Insurance Company..................                    --                     6
                                          --------------------  --------------------
        Total Assets....................            64,062,602           101,558,694
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   242                   211
   Due to New England Life
     Insurance Company..................                     2                    --
                                          --------------------  --------------------
        Total Liabilities...............                   244                   211
                                          --------------------  --------------------

NET ASSETS..............................  $         64,062,358  $        101,558,483
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         63,809,538  $        101,179,884
   Net assets from contracts in payout..               252,820               378,599
                                          --------------------  --------------------
        Total Net Assets................  $         64,062,358  $        101,558,483
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                              MIST INVESCO                                                      MIST JPMORGAN
                                              BALANCED-RISK         MIST INVESCO          MIST INVESCO          GLOBAL ACTIVE
                                               ALLOCATION           MID CAP VALUE       SMALL CAP GROWTH         ALLOCATION
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          5,845,078  $         52,599,822  $          9,270,743  $          4,783,757
   Due from New England Life
     Insurance Company..................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             5,845,078            52,599,822             9,270,744             4,783,757
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    60                   204                   209                    95
   Due to New England Life
     Insurance Company..................                     3                     1                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    63                   205                   209                    96
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          5,845,015  $         52,599,617  $          9,270,535  $          4,783,661
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,845,015  $         52,088,130  $          9,254,096  $          4,783,661
   Net assets from contracts in payout..                    --               511,487                16,439                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          5,845,015  $         52,599,617  $          9,270,535  $          4,783,661
                                          ====================  ====================  ====================  ====================


                                                                  MIST MET/FRANKLIN           MIST
                                           MIST LOOMIS SAYLES       LOW DURATION         MET/WELLINGTON         MIST METLIFE
                                             GLOBAL MARKETS         TOTAL RETURN       LARGE CAP RESEARCH   ASSET ALLOCATION 100
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          7,083,991  $          9,144,190  $         14,302,850  $         22,352,218
   Due from New England Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             7,083,991             9,144,190            14,302,850            22,352,218
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   104                    93                   144                   156
   Due to New England Life
     Insurance Company..................                     1                    --                     5                     4
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   105                    93                   149                   160
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          7,083,886  $          9,144,097  $         14,302,701  $         22,352,058
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          7,042,904  $          9,140,743  $         14,273,957  $         22,352,058
   Net assets from contracts in payout..                40,982                 3,354                28,744                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          7,083,886  $          9,144,097  $         14,302,701  $         22,352,058
                                          ====================  ====================  ====================  ====================


                                                                        MIST
                                              MIST METLIFE       METLIFE MULTI-INDEX
                                              BALANCED PLUS         TARGETED RISK
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         19,452,102  $          4,029,229
   Due from New England Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................            19,452,102             4,029,229
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    61                    72
   Due to New England Life
     Insurance Company..................                     1                    --
                                          --------------------  --------------------
        Total Liabilities...............                    62                    72
                                          --------------------  --------------------

NET ASSETS..............................  $         19,452,040  $          4,029,157
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         19,427,980  $          4,029,157
   Net assets from contracts in payout..                24,060                    --
                                          --------------------  --------------------
        Total Net Assets................  $         19,452,040  $          4,029,157
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                        MIST                                       MIST
                                             MIST MFS RESEARCH     MORGAN STANLEY       MIST OPPENHEIMER      PANAGORA GLOBAL
                                               INTERNATIONAL       MID CAP GROWTH         GLOBAL EQUITY      DIVERSIFIED RISK
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        44,976,044  $        10,900,427  $        24,204,037  $         2,093,174
   Due from New England Life
     Insurance Company....................                    3                    2                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           44,976,047           10,900,429           24,204,037            2,093,174
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  144                  141                  132                   64
   Due to New England Life
     Insurance Company....................                   --                   --                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  144                  141                  133                   64
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        44,975,903  $        10,900,288  $        24,203,904  $         2,093,110
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        44,909,689  $        10,891,366  $        24,202,691  $         2,093,110
   Net assets from contracts in payout....               66,214                8,922                1,213                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        44,975,903  $        10,900,288  $        24,203,904  $         2,093,110
                                            ===================  ===================  ===================  ===================


                                                MIST PIMCO
                                                 INFLATION           MIST PIMCO           MIST PYRAMIS         MIST PYRAMIS
                                              PROTECTED BOND        TOTAL RETURN        GOVERNMENT INCOME      MANAGED RISK
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        41,977,539  $       168,834,940  $         2,449,446  $         2,220,321
   Due from New England Life
     Insurance Company....................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           41,977,539          168,834,940            2,449,446            2,220,321
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  114                  253                   57                   82
   Due to New England Life
     Insurance Company....................                    4                    2                    2                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  118                  255                   59                   82
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        41,977,421  $       168,834,685  $         2,449,387  $         2,220,239
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        41,947,629  $       168,483,993  $         2,449,387  $         2,220,239
   Net assets from contracts in payout....               29,792              350,692                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        41,977,421  $       168,834,685  $         2,449,387  $         2,220,239
                                            ===================  ===================  ===================  ===================



                                               MIST SCHRODERS      MIST SSGA GROWTH
                                             GLOBAL MULTI-ASSET     AND INCOME ETF
                                                 SUBACCOUNT           SUBACCOUNT
                                            --------------------  -------------------
ASSETS:
   Investments at fair value..............  $          3,382,243  $        57,448,968
   Due from New England Life
     Insurance Company....................                    --                   --
                                            --------------------  -------------------
       Total Assets.......................             3,382,243           57,448,968
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    73                  119
   Due to New England Life
     Insurance Company....................                     2                    1
                                            --------------------  -------------------
       Total Liabilities..................                    75                  120
                                            --------------------  -------------------

NET ASSETS................................  $          3,382,168  $        57,448,848
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $          3,382,168  $        57,448,848
   Net assets from contracts in payout....                    --                   --
                                            --------------------  -------------------
       Total Net Assets...................  $          3,382,168  $        57,448,848
                                            ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                                MIST SSGA       MIST T. ROWE PRICE    MSF BAILLIE GIFFORD      MSF BARCLAYS
                                               GROWTH ETF         MID CAP GROWTH      INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         44,547,141  $        73,965,842  $        34,962,389   $         47,527,184
   Due from New England Life
     Insurance Company..................                    --                   --                   --                     --
                                          --------------------  -------------------  --------------------  --------------------
       Total Assets.....................            44,547,141           73,965,842           34,962,389             47,527,184
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   101                  180                  283                    233
   Due to New England Life
     Insurance Company..................                     4                    4                   --                      6
                                          --------------------  -------------------  --------------------  --------------------
       Total Liabilities................                   105                  184                  283                    239
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         44,547,036  $        73,965,658  $        34,962,106   $         47,526,945
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         44,505,952  $        73,800,566  $        34,754,305   $         47,288,327
   Net assets from contracts in payout..                41,084              165,092              207,801                238,618
                                          --------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $         44,547,036  $        73,965,658  $        34,962,106   $         47,526,945
                                          ====================  ===================  ====================  ====================


                                                                                                              MSF BLACKROCK
                                             MSF BLACKROCK         MSF BLACKROCK        MSF BLACKROCK          ULTRA-SHORT
                                              BOND INCOME      CAPITAL APPRECIATION    LARGE CAP VALUE          TERM BOND
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        76,990,939  $        61,053,818   $        34,659,930  $        32,813,525
   Due from New England Life
     Insurance Company..................                   --                   --                    --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           76,990,939           61,053,818            34,659,930           32,813,525
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  243                  267                   258                  187
   Due to New England Life
     Insurance Company..................                    6                    2                     6                    2
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  249                  269                   264                  189
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        76,990,690  $        61,053,549   $        34,659,666  $        32,813,336
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        75,899,419  $        59,747,538   $        34,366,891  $        32,269,990
   Net assets from contracts in payout..            1,091,271            1,306,011               292,775              543,346
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        76,990,690  $        61,053,549   $        34,659,666  $        32,813,336
                                          ===================  ====================  ===================  ===================



                                              MSF FRONTIER              MSF
                                             MID CAP GROWTH       JENNISON GROWTH
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         10,585,487  $        18,435,819
   Due from New England Life
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................            10,585,487           18,435,819
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   152                  280
   Due to New England Life
     Insurance Company..................                     4                    4
                                          --------------------  -------------------
       Total Liabilities................                   156                  284
                                          --------------------  -------------------

NET ASSETS..............................  $         10,585,331  $        18,435,535
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         10,585,331  $        18,350,399
   Net assets from contracts in payout..                    --               85,136
                                          --------------------  -------------------
       Total Net Assets.................  $         10,585,331  $        18,435,535
                                          ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                            MSF LOOMIS SAYLES     MSF LOOMIS SAYLES      MSF MET/ARTISAN     MSF MET/WELLINGTON
                                             SMALL CAP CORE       SMALL CAP GROWTH        MID CAP VALUE           BALANCED
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         77,232,004  $         20,776,804  $        100,498,250  $         10,594,057
   Due from New England Life
     Insurance Company..................                     1                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            77,232,005            20,776,804           100,498,251            10,594,057
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   270                   185                   258                    89
   Due to New England Life
     Insurance Company..................                    --                    --                    --                     3
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   270                   185                   258                    92
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         77,231,735  $         20,776,619  $        100,497,993  $         10,593,965
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         76,081,892  $         20,687,940  $         99,429,107  $         10,593,965
   Net assets from contracts in payout..             1,149,843                88,679             1,068,886                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         77,231,735  $         20,776,619  $        100,497,993  $         10,593,965
                                          ====================  ====================  ====================  ====================


                                           MSF MET/WELLINGTON
                                               CORE EQUITY           MSF METLIFE          MSF METLIFE            MSF METLIFE
                                              OPPORTUNITIES      ASSET ALLOCATION 20  ASSET ALLOCATION 40    ASSET ALLOCATION 60
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        216,138,340  $         55,259,706  $        115,390,011  $       421,701,114
   Due from New England Life
     Insurance Company..................                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           216,138,340            55,259,706           115,390,011          421,701,114
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   200                   107                    45                   58
   Due to New England Life
     Insurance Company..................                     9                     2                    --                    2
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   209                   109                    45                   60
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        216,138,131  $         55,259,597  $        115,389,966  $       421,701,054
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        213,760,135  $         55,259,597  $        115,389,966  $       421,701,054
   Net assets from contracts in payout..             2,377,996                    --                    --                   --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        216,138,131  $         55,259,597  $        115,389,966  $       421,701,054
                                          ====================  ====================  ====================  ====================



                                               MSF METLIFE           MSF METLIFE
                                           ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $       607,345,207   $        43,844,692
   Due from New England Life
     Insurance Company..................                    5                    --
                                          --------------------  --------------------
        Total Assets....................          607,345,212            43,844,692
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   48                   174
   Due to New England Life
     Insurance Company..................                   --                     7
                                          --------------------  --------------------
        Total Liabilities...............                   48                   181
                                          --------------------  --------------------

NET ASSETS..............................  $       607,345,164   $        43,844,511
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       607,345,164   $        43,627,008
   Net assets from contracts in payout..                   --               217,503
                                          --------------------  --------------------
        Total Net Assets................  $       607,345,164   $        43,844,511
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016



                                               MSF METLIFE         MSF MFS TOTAL                               MSF MSCI
                                               STOCK INDEX            RETURN            MSF MFS VALUE         EAFE INDEX
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        66,461,369  $         41,534,357  $        83,454,958  $        33,566,459
   Due from New England Life
     Insurance Company..................                   --                    --                    7                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           66,461,369            41,534,357           83,454,965           33,566,459
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  173                   244                  351                  222
   Due to New England Life
     Insurance Company..................                    2                     6                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  175                   250                  351                  222
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        66,461,194  $         41,534,107  $        83,454,614  $        33,566,237
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        66,123,762  $         41,059,805  $        81,804,848  $        33,393,384
   Net assets from contracts in payout..              337,432               474,302            1,649,766              172,853
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        66,461,194  $         41,534,107  $        83,454,614  $        33,566,237
                                          ===================  ====================  ===================  ===================


                                             MSF NEUBERGER       MSF RUSSELL 2000     MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                            BERMAN GENESIS             INDEX          LARGE CAP GROWTH     SMALL CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        84,216,821  $        40,052,046  $         62,795,329  $        28,266,296
   Due from New England Life
     Insurance Company..................                    1                    2                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           84,216,822           40,052,048            62,795,329           28,266,296
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  196                  185                   106                  117
   Due to New England Life
     Insurance Company..................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  196                  185                   106                  117
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        84,216,626  $        40,051,863  $         62,795,223  $        28,266,179
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        83,737,879  $        39,553,665  $         62,481,126  $        28,248,115
   Net assets from contracts in payout..              478,747              498,198               314,097               18,064
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        84,216,626  $        40,051,863  $         62,795,223  $        28,266,179
                                          ===================  ===================  ====================  ===================

                                            MSF WESTERN ASSET     MSF WESTERN ASSET
                                          MANAGEMENT STRATEGIC       MANAGEMENT
                                           BOND OPPORTUNITIES      U.S. GOVERNMENT
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $       133,278,241   $         49,016,730
   Due from New England Life
     Insurance Company..................                   --                     --
                                          --------------------  --------------------
       Total Assets.....................          133,278,241             49,016,730
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  456                    296
   Due to New England Life
     Insurance Company..................                    7                      5
                                          --------------------  --------------------
       Total Liabilities................                  463                    301
                                          --------------------  --------------------

NET ASSETS..............................  $       133,277,778   $         49,016,429
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       132,381,702   $         48,189,716
   Net assets from contracts in payout..              896,076                826,713
                                          --------------------  --------------------
       Total Net Assets.................  $       133,277,778   $         49,016,429
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                     AMERICAN FUNDS
                                               AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS       AMERICAN FUNDS
                                                    BOND             CAPITALIZATION            GROWTH            GROWTH-INCOME
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           486,262  $            225,749  $          2,177,425  $         2,616,866
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              456,561             1,416,606             4,359,147            2,759,316
      Administrative charges...............                  622                 2,865                10,012                7,648
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................              457,183             1,419,471             4,369,159            2,766,964
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....               29,079           (1,193,722)           (2,191,734)            (150,098)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              104,360            17,438,299            26,077,002           20,095,495
      Realized gains (losses) on sale of
        investments........................             (28,653)              (82,066)             7,060,079            3,958,768
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....               75,707            17,356,233            33,137,081           24,054,263
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              368,135          (15,810,219)           (9,622,958)          (7,107,948)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              443,842             1,546,014            23,514,123           16,946,315
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           472,921  $            352,292  $         21,322,389  $        16,796,217
                                             ===================  ====================  ====================  ===================


                                                                          MIST
                                                    MIST AB          ALLIANZ GLOBAL         MIST AMERICAN         MIST AMERICAN
                                                GLOBAL DYNAMIC      INVESTORS DYNAMIC      FUNDS BALANCED         FUNDS GROWTH
                                                  ALLOCATION        MULTI-ASSET PLUS         ALLOCATION            ALLOCATION
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             70,281  $               159  $          2,526,943  $         4,127,775
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................                57,031                4,197             1,967,165            3,916,751
      Administrative charges...............                    --                   --                   484                   70
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                57,031                4,197             1,967,649            3,916,821
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                13,250              (4,038)               559,294              210,954
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                45,292                   --            13,152,282           32,144,640
      Realized gains (losses) on sale of
        investments........................                 4,255              (1,522)             1,785,773            2,083,346
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....                49,547              (1,522)            14,938,055           34,227,986
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                34,999                9,819           (5,770,619)         (11,529,526)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                84,546                8,297             9,167,436           22,698,460
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             97,796  $             4,259  $          9,726,730  $        22,909,414
                                             ====================  ===================  ====================  ===================



                                                MIST AMERICAN
                                               FUNDS MODERATE        MIST AQR GLOBAL
                                                 ALLOCATION           RISK BALANCED
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,278,171  $                 --
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,472,524                96,130
      Administrative charges...............                  366                    --
                                             -------------------  --------------------
        Total expenses.....................            1,472,890                96,130
                                             -------------------  --------------------
           Net investment income (loss)....              805,281              (96,130)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,738,735                    --
      Realized gains (losses) on sale of
        investments........................            1,129,019             (435,810)
                                             -------------------  --------------------
           Net realized gains (losses).....            8,867,754             (435,810)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,121,735)             1,107,517
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            5,746,019               671,707
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,551,300  $            575,577
                                             ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                 MIST BLACKROCK                                                      MIST HARRIS
                                                 GLOBAL TACTICAL        MIST CLARION        MIST CLEARBRIDGE           OAKMARK
                                                   STRATEGIES        GLOBAL REAL ESTATE     AGGRESSIVE GROWTH       INTERNATIONAL
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            110,515  $          1,081,589  $            295,653  $          2,105,428
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................                96,376               655,968               851,707             1,232,936
      Administrative charges................                    --                 1,069                 4,727                 4,598
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                96,376               657,037               856,434             1,237,534
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                14,139               424,552             (560,781)               867,894
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               623,098                    --                    --             6,654,757
      Realized gains (losses) on sale of
        investments.........................              (63,737)             (559,695)             2,159,144           (2,362,876)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               559,361             (559,695)             2,159,144             4,291,881
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (333,371)               107,202             (962,910)             1,299,870
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               225,990             (452,493)             1,196,234             5,591,751
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            240,129  $           (27,941)  $            635,453  $          6,459,645
                                              ====================  ====================  ====================  ====================


                                                  MIST INVESCO                                                     MIST JPMORGAN
                                                  BALANCED-RISK        MIST INVESCO          MIST INVESCO          GLOBAL ACTIVE
                                                   ALLOCATION          MID CAP VALUE       SMALL CAP GROWTH         ALLOCATION
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $              7,325  $            317,427  $                --  $           107,110
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................                60,886               641,483              116,469               63,738
      Administrative charges................                    --                 2,340                  150                   --
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................                60,886               643,823              116,619               63,738
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....              (53,561)             (326,396)            (116,619)               43,372
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             2,445,045            1,730,724               85,868
      Realized gains (losses) on sale of
        investments.........................              (33,235)               (5,663)            (250,837)              (4,267)
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......              (33,235)             2,439,382            1,479,887               81,601
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               538,319             4,559,635            (510,491)             (30,867)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               505,084             6,999,017              969,396               50,734
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            451,523  $          6,672,621  $           852,777  $            94,106
                                              ====================  ====================  ===================  ===================


                                                                     MIST MET/FRANKLIN
                                               MIST LOOMIS SAYLES      LOW DURATION
                                                 GLOBAL MARKETS        TOTAL RETURN
                                                   SUBACCOUNT           SUBACCOUNT
                                              -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $           114,836  $           263,352
                                              -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................               91,300              111,351
      Administrative charges................                  262                   97
                                              -------------------  -------------------
        Total expenses......................               91,562              111,448
                                              -------------------  -------------------
           Net investment income (loss).....               23,274              151,904
                                              -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              219,686                   --
      Realized gains (losses) on sale of
        investments.........................               86,460             (98,857)
                                              -------------------  -------------------
           Net realized gains (losses)......              306,146             (98,857)
                                              -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             (88,883)              102,812
                                              -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              217,263                3,955
                                              -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           240,537  $           155,859
                                              ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                    MIST                                                             MIST
                                               MET/WELLINGTON         MIST METLIFE         MIST METLIFE       METLIFE MULTI-INDEX
                                             LARGE CAP RESEARCH   ASSET ALLOCATION 100     BALANCED PLUS         TARGETED RISK
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           312,678  $            549,510  $           508,845  $             57,883
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              169,234               295,282              245,683                60,233
      Administrative charges...............                  430                   374                   --                    --
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................              169,664               295,656              245,683                60,233
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              143,014               253,854              263,162               (2,350)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              956,486             3,134,881              196,972                    --
      Realized gains (losses) on sale of
        investments........................              391,265               178,405            (168,730)                33,577
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            1,347,751             3,313,286               28,242                33,577
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (536,594)           (1,832,971)              914,757               157,942
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              811,157             1,480,315              942,999               191,519
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           954,171  $          1,734,169  $         1,206,161  $            189,169
                                             ===================  ====================  ===================  ====================


                                                                           MIST                                      MIST
                                               MIST MFS RESEARCH      MORGAN STANLEY     MIST OPPENHEIMER       PANAGORA GLOBAL
                                                 INTERNATIONAL        MID CAP GROWTH       GLOBAL EQUITY       DIVERSIFIED RISK
                                                  SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            939,303  $                --  $           215,647  $             34,477
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               589,074              147,290              284,720                13,018
      Administrative charges...............                 1,161                  769                  297                    --
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               590,235              148,059              285,017                13,018
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               349,068            (148,059)             (69,370)                21,459
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --            1,183,607                38,003
      Realized gains (losses) on sale of
        investments........................             (560,361)              413,535              278,038               (3,559)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             (560,361)              413,535            1,461,645                34,444
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (864,311)          (1,474,185)          (1,520,512)              (99,362)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (1,424,672)          (1,060,650)             (58,867)              (64,918)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,075,604)  $       (1,208,709)  $         (128,237)  $           (43,459)
                                             ====================  ===================  ===================  ====================


                                                  MIST PIMCO
                                                   INFLATION           MIST PIMCO
                                                PROTECTED BOND        TOTAL RETURN
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $          4,601,626
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              556,569             2,282,145
      Administrative charges...............                  827                 6,844
                                             -------------------  --------------------
        Total expenses.....................              557,396             2,288,989
                                             -------------------  --------------------
           Net investment income (loss)....            (557,396)             2,312,637
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................          (1,005,408)             (715,151)
                                             -------------------  --------------------
           Net realized gains (losses).....          (1,005,408)             (715,151)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            3,160,787             1,017,710
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,155,379               302,559
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,597,983  $          2,615,196
                                             ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                 MIST PYRAMIS         MIST PYRAMIS        MIST SCHRODERS      MIST SSGA GROWTH
                                               GOVERNMENT INCOME      MANAGED RISK      GLOBAL MULTI-ASSET     AND INCOME ETF
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            56,017  $             16,765  $            45,325  $         1,408,713
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               34,940                28,281               40,965              736,291
      Administrative charges...............                   --                    --                   --                  183
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               34,940                28,281               40,965              736,474
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....               21,077              (11,516)                4,360              672,239
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 5,656               44,206            3,418,202
      Realized gains (losses) on sale of
        investments........................               14,565                   665                8,400               37,355
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......               14,565                 6,321               52,606            3,455,557
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (19,038)                81,298               75,229          (1,505,876)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (4,473)                87,619              127,835            1,949,681
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            16,604  $             76,103  $           132,195  $         2,621,920
                                             ===================  ====================  ===================  ===================


                                                  MIST SSGA       MIST T. ROWE PRICE    MSF BAILLIE GIFFORD      MSF BARCLAYS
                                                 GROWTH ETF         MID CAP GROWTH      INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $           981,030  $                --  $           530,095    $         1,289,983
                                             -------------------  -------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              559,124              958,256              456,702                637,870
      Administrative charges...............                  309                5,033                5,697                  1,880
                                             -------------------  -------------------  --------------------  ---------------------
        Total expenses.....................              559,433              963,289              462,399                639,750
                                             -------------------  -------------------  --------------------  ---------------------
          Net investment income (loss).....              421,597            (963,289)               67,696                650,233
                                             -------------------  -------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,943,089           11,752,886                   --                     --
      Realized gains (losses) on sale of
        investments........................            (166,077)            1,055,557            (419,438)                145,517
                                             -------------------  -------------------  --------------------  ---------------------
          Net realized gains (losses)......            2,777,012           12,808,443            (419,438)                145,517
                                             -------------------  -------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................            (652,744)          (8,311,355)            1,761,928              (287,260)
                                             -------------------  -------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,124,268            4,497,088            1,342,490              (141,743)
                                             -------------------  -------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,545,865  $         3,533,799  $         1,410,186    $           508,490
                                             ===================  ===================  ====================  =====================


                                                 MSF BLACKROCK        MSF BLACKROCK
                                                  BOND INCOME     CAPITAL APPRECIATION
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,455,777  $                --
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,033,714              800,823
      Administrative charges...............               11,856               30,471
                                             -------------------  --------------------
        Total expenses.....................            1,045,570              831,294
                                             -------------------  --------------------
          Net investment income (loss).....            1,410,207            (831,294)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            5,706,340
      Realized gains (losses) on sale of
        investments........................             (99,229)            1,760,110
                                             -------------------  --------------------
          Net realized gains (losses)......             (99,229)            7,466,450
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               99,714          (7,634,285)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                  485            (167,835)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,410,692  $         (999,129)
                                             ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                      MSF BLACKROCK
                                                MSF BLACKROCK          ULTRA-SHORT        MSF FRONTIER               MSF
                                               LARGE CAP VALUE          TERM BOND        MID CAP GROWTH        JENNISON GROWTH
                                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           484,328  $             2,221  $                --  $            13,513
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              426,488              457,182              138,413              245,465
      Administrative charges...............                  519                3,117                  171                1,677
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              427,007              460,299              138,584              247,142
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               57,321            (458,078)            (138,584)            (233,629)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,594,671                  711            1,391,954            2,546,102
      Realized gains (losses) on sale of
        investments........................          (1,538,263)                3,153              247,591              155,276
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            1,056,408                3,864            1,639,545            2,701,378
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,058,072               40,239          (1,089,614)          (2,825,896)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            5,114,480               44,103              549,931            (124,518)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,171,801  $         (413,975)  $           411,347  $         (358,147)
                                             ===================  ===================  ===================  ===================



                                               MSF LOOMIS SAYLES    MSF LOOMIS SAYLES      MSF MET/ARTISAN    MSF MET/WELLINGTON
                                                SMALL CAP CORE      SMALL CAP GROWTH        MID CAP VALUE          BALANCED
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            126,377  $                --  $            911,512  $           209,366
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               920,400              258,931             1,224,396              115,368
      Administrative charges...............                21,765                  851                14,362                  132
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               942,165              259,782             1,238,758              115,500
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (815,788)            (259,782)             (327,246)               93,866
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             6,771,176            2,405,725            10,783,320              390,523
      Realized gains (losses) on sale of
        investments........................               735,752              273,541               229,336               41,955
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             7,506,928            2,679,266            11,012,656              432,478
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             5,158,403          (1,560,293)             7,920,455             (51,880)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            12,665,331            1,118,973            18,933,111              380,598
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         11,849,543  $           859,191  $         18,605,865  $           474,464
                                             ====================  ===================  ====================  ===================


                                              MSF MET/WELLINGTON
                                                  CORE EQUITY           MSF METLIFE
                                                 OPPORTUNITIES      ASSET ALLOCATION 20
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          3,293,289  $         1,866,209
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................             2,845,917              750,538
      Administrative charges...............                39,070                  760
                                             --------------------  --------------------
        Total expenses.....................             2,884,987              751,298
                                             --------------------  --------------------
           Net investment income (loss)....               408,302            1,114,911
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            10,068,896            1,933,787
      Realized gains (losses) on sale of
        investments........................             (389,590)            (265,500)
                                             --------------------  --------------------
           Net realized gains (losses).....             9,679,306            1,668,287
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             2,430,367            (927,704)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            12,109,673              740,583
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         12,517,975  $         1,855,494
                                             ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                 MSF METLIFE           MSF METLIFE          MSF METLIFE           MSF METLIFE
                                             ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         4,195,762  $         13,560,690  $        17,850,708  $            422,008
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,514,237             5,477,827            7,686,020               509,651
      Administrative charges...............                1,667                 3,192                2,638                 1,596
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            1,515,904             5,481,019            7,688,658               511,247
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            2,679,858             8,079,671           10,162,050              (89,239)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,723,347            39,118,683           72,261,039             3,167,302
      Realized gains (losses) on sale of
        investments........................              630,988             3,598,525            7,445,435             1,266,733
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            8,354,335            42,717,208           79,706,474             4,434,035
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,574,539)          (27,130,980)         (50,391,148)             2,700,078
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,779,796            15,586,228           29,315,326             7,134,113
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,459,654  $         23,665,899  $        39,477,376  $          7,044,874
                                             ===================  ====================  ===================  ====================


                                                  MSF METLIFE          MSF MFS TOTAL                               MSF MSCI
                                                  STOCK INDEX             RETURN           MSF MFS VALUE          EAFE INDEX
                                                  SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,175,480  $         1,117,587  $         1,703,056  $           819,182
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               818,405              531,749            1,032,390              423,583
      Administrative charges...............                 3,406               11,360               14,115                1,097
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               821,811              543,109            1,046,505              424,680
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               353,669              574,478              656,551              394,502
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             2,945,387            1,735,721            7,395,695                   --
      Realized gains (losses) on sale of
        investments........................             2,646,991            1,018,060            (136,909)            (102,256)
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....             5,592,378            2,753,781            7,258,786            (102,256)
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               158,899            (324,863)            1,827,673            (457,434)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             5,751,277            2,428,918            9,086,459            (559,690)
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          6,104,946  $         3,003,396  $         9,743,010  $         (165,188)
                                             ====================  ===================  ===================  ===================


                                                MSF NEUBERGER       MSF RUSSELL 2000
                                               BERMAN GENESIS             INDEX
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           231,179  $            414,220
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,012,049               451,260
      Administrative charges...............                5,729                 1,796
                                             -------------------  --------------------
        Total expenses.....................            1,017,778               453,056
                                             -------------------  --------------------
           Net investment income (loss)....            (786,599)              (38,836)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             2,136,502
      Realized gains (losses) on sale of
        investments........................            2,429,630             1,271,847
                                             -------------------  --------------------
           Net realized gains (losses).....            2,429,630             3,408,349
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           11,013,678             3,083,249
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,443,308             6,491,598
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,656,709  $          6,452,762
                                             ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                          MSF WESTERN ASSET    MSF WESTERN ASSET
                                              MSF T. ROWE PRICE     MSF T. ROWE PRICE   MANAGEMENT STRATEGIC      MANAGEMENT
                                              LARGE CAP GROWTH      SMALL CAP GROWTH     BOND OPPORTUNITIES     U.S. GOVERNMENT
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $              9,048  $          2,123,863  $         1,261,483
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              803,882               342,349             1,505,321              662,446
      Administrative charges...............                2,419                   686                10,539                5,338
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................              806,301               343,035             1,515,860              667,784
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            (806,301)             (333,987)               608,003              593,699
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,070,665             3,632,011                    --                   --
      Realized gains (losses) on sale of
        investments........................            1,035,030               530,950               609,408             (75,167)
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            9,105,695             4,162,961               609,408             (75,167)
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,169,460)           (1,091,876)             6,266,404            (534,981)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              936,235             3,071,085             6,875,812            (610,148)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           129,934  $          2,737,098  $          7,483,815  $          (16,449)
                                             ===================  ====================  ====================  ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015




                                               AMERICAN FUNDS                     AMERICAN FUNDS
                                                    BOND                    GLOBAL SMALL CAPITALIZATION
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2016              2015            2016              2015
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         29,079  $        18,663  $   (1,193,722)  $    (1,731,951)
   Net realized gains (losses)......            75,707          632,991       17,356,233        12,543,069
   Change in unrealized gains
     (losses) on investments........           368,135      (1,058,255)     (15,810,219)      (10,977,651)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           472,921        (406,601)          352,292         (166,533)
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           175,396          243,238        1,097,506         1,216,322
   Net transfers (including fixed
     account).......................           346,126        (384,586)        (801,391)       (2,126,016)
   Contract charges.................         (217,726)        (224,183)        (543,600)         (592,755)
   Transfers for contract benefits
     and terminations...............       (4,110,813)      (4,067,079)      (9,867,178)      (13,712,354)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (3,807,017)      (4,432,610)     (10,114,663)      (15,214,803)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............       (3,334,096)      (4,839,211)      (9,762,371)      (15,381,336)
NET ASSETS:
   Beginning of year................        31,237,104       36,076,315      100,294,411       115,675,747
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $     27,903,008  $    31,237,104  $    90,532,040  $    100,294,411
                                      ================  ===============  ===============  ================



                                               AMERICAN FUNDS                    AMERICAN FUNDS
                                                   GROWTH                         GROWTH-INCOME
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2016            2015             2016              2015
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (2,191,734)  $   (3,115,664)  $     (150,098)  $      (567,009)
   Net realized gains (losses)......       33,137,081       84,958,597       24,054,263        39,111,771
   Change in unrealized gains
     (losses) on investments........      (9,622,958)     (64,250,259)      (7,107,948)      (38,191,659)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       21,322,389       17,592,674       16,796,217           353,103
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        3,103,001        3,516,619        2,031,533         2,050,439
   Net transfers (including fixed
     account).......................      (9,050,516)     (12,288,852)      (2,327,028)       (3,607,450)
   Contract charges.................      (1,604,772)      (1,671,408)        (920,392)         (962,020)
   Transfers for contract benefits
     and terminations...............     (33,520,223)     (42,480,004)     (21,636,639)      (26,746,680)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (41,072,510)     (52,923,645)     (22,852,526)      (29,265,711)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............     (19,750,121)     (35,330,971)      (6,056,309)      (28,912,608)
NET ASSETS:
   Beginning of year................      307,490,605      342,821,576      189,038,388       217,950,996
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   287,740,484  $   307,490,605  $   182,982,079  $    189,038,388
                                      ===============  ===============  ===============  ================

                                                                                       MIST
                                                                                  ALLIANZ GLOBAL
                                                   MIST AB                       INVESTORS DYNAMIC
                                          GLOBAL DYNAMIC ALLOCATION              MULTI-ASSET PLUS
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2016              2015             2016              2015
                                      ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        13,250  $         81,987  $       (4,038)  $             50
   Net realized gains (losses)......           49,547           228,193          (1,522)               936
   Change in unrealized gains
     (losses) on investments........           34,999         (334,200)            9,819          (12,216)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           97,796          (24,020)            4,259          (11,230)
                                      ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           41,171            14,911               --                --
   Net transfers (including fixed
     account).......................         (51,963)         1,070,170           11,688           252,618
   Contract charges.................         (38,933)          (33,599)          (2,823)           (3,391)
   Transfers for contract benefits
     and terminations...............        (235,640)         (823,489)         (24,905)          (22,219)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (285,365)           227,993         (16,040)           227,008
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        (187,569)           203,973         (11,781)           215,778
NET ASSETS:
   Beginning of year................        4,442,798         4,238,825          313,829            98,051
                                      ---------------  ----------------  ---------------  ----------------
   End of year......................  $     4,255,229  $      4,442,798  $       302,048  $        313,829
                                      ===============  ================  ===============  ================



                                             MIST AMERICAN FUNDS
                                             BALANCED ALLOCATION
                                                 SUBACCOUNT
                                      ---------------------------------
                                            2016             2015
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       559,294  $        231,341
   Net realized gains (losses)......       14,938,055        12,928,972
   Change in unrealized gains
     (losses) on investments........      (5,770,619)      (16,308,122)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        9,726,730       (3,147,809)
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          854,473         2,855,601
   Net transfers (including fixed
     account).......................        2,316,902       (3,539,098)
   Contract charges.................      (1,632,073)       (1,625,019)
   Transfers for contract benefits
     and terminations...............     (14,175,682)      (15,266,296)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (12,636,380)      (17,574,812)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (2,909,650)      (20,722,621)
NET ASSETS:
   Beginning of year................      159,128,547       179,851,168
                                      ---------------  ----------------
   End of year......................  $   156,218,897  $    159,128,547
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                             MIST AMERICAN FUNDS                MIST AMERICAN FUNDS
                                              GROWTH ALLOCATION                 MODERATE ALLOCATION
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2016              2015             2016             2015
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       210,954  $        172,711  $       805,281  $       330,065
   Net realized gains (losses)......       34,227,986        26,610,713        8,867,754        7,954,683
   Change in unrealized gains
     (losses) on investments........     (11,529,526)      (32,957,382)      (3,121,735)     (10,693,591)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       22,909,414       (6,173,958)        6,551,300      (2,408,843)
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        4,105,551         5,120,947        2,291,814        1,145,804
   Net transfers (including fixed
     account).......................      (2,358,813)         2,524,835      (1,831,227)      (1,778,350)
   Contract charges.................      (3,511,135)       (3,396,951)      (1,106,919)      (1,166,593)
   Transfers for contract benefits
     and terminations...............     (22,067,731)      (18,283,058)     (12,340,943)     (12,309,156)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (23,832,128)      (14,034,227)     (12,987,275)     (14,108,295)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (922,714)      (20,208,185)      (6,435,975)     (16,517,138)
NET ASSETS:
   Beginning of year................      318,621,059       338,829,244      122,657,953      139,175,091
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $   317,698,345  $    318,621,059  $   116,221,978  $   122,657,953
                                      ===============  ================  ===============  ===============

                                               MIST AQR GLOBAL                  MIST BLACKROCK GLOBAL
                                                RISK BALANCED                    TACTICAL STRATEGIES
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2016              2015             2016             2015
                                      ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (96,130)  $       472,760  $        14,139   $        22,002
   Net realized gains (losses)......         (435,810)          482,220          559,361           391,793
   Change in unrealized gains
     (losses) on investments........         1,107,517      (2,018,324)        (333,371)         (535,214)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           575,577      (1,063,344)          240,129         (121,419)
                                      ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            28,540           20,019           21,444            17,665
   Net transfers (including fixed
     account).......................         (274,857)      (2,075,006)        (331,619)           913,867
   Contract charges.................          (77,517)        (109,926)         (62,911)          (64,463)
   Transfers for contract benefits
     and terminations...............         (681,070)      (1,362,932)        (470,958)       (1,336,506)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,004,904)      (3,527,845)        (844,044)         (469,437)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............         (429,327)      (4,591,189)        (603,915)         (590,856)
NET ASSETS:
   Beginning of year................         8,013,998       12,605,187        7,948,746         8,539,602
                                      ----------------  ---------------  ---------------   ---------------
   End of year......................  $      7,584,671  $     8,013,998  $     7,344,831   $     7,948,746
                                      ================  ===============  ===============   ===============

                                                 MIST CLARION                     MIST CLEARBRIDGE
                                              GLOBAL REAL ESTATE                  AGGRESSIVE GROWTH
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2016             2015              2016             2015
                                      ---------------   ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       424,552   $     1,541,215  $      (560,781)  $     (869,642)
   Net realized gains (losses)......        (559,695)         (342,001)         2,159,144        3,711,628
   Change in unrealized gains
     (losses) on investments........          107,202       (2,721,548)         (962,910)      (6,832,589)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (27,941)       (1,522,334)           635,453      (3,990,603)
                                      ---------------   ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          516,607           670,576           559,000          920,495
   Net transfers (including fixed
     account).......................      (1,401,872)         (747,811)       (5,314,548)        1,647,642
   Contract charges.................        (293,772)         (321,356)         (491,675)        (534,671)
   Transfers for contract benefits
     and terminations...............      (6,838,598)       (8,467,007)       (6,549,463)      (9,792,324)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (8,017,635)       (8,865,598)      (11,796,686)      (7,758,858)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............      (8,045,576)      (10,387,932)      (11,161,233)     (11,749,461)
NET ASSETS:
   Beginning of year................       55,937,426        66,325,358        75,223,591       86,973,052
                                      ---------------   ---------------  ----------------  ---------------
   End of year......................  $    47,891,850   $    55,937,426  $     64,062,358  $    75,223,591
                                      ===============   ===============  ================  ===============

                                                  MIST HARRIS
                                             OAKMARK INTERNATIONAL
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2016              2015
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        867,894  $     2,049,671
   Net realized gains (losses)......         4,291,881       11,623,751
   Change in unrealized gains
     (losses) on investments........         1,299,870     (19,651,940)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         6,459,645      (5,978,518)
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,170,173        1,429,827
   Net transfers (including fixed
     account).......................         (847,477)        3,749,985
   Contract charges.................         (587,594)        (623,869)
   Transfers for contract benefits
     and terminations...............       (9,881,799)     (12,345,971)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (10,146,697)      (7,790,028)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............       (3,687,052)     (13,768,546)
NET ASSETS:
   Beginning of year................       105,245,535      119,014,081
                                      ----------------  ---------------
   End of year......................  $    101,558,483  $   105,245,535
                                      ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                                MIST INVESCO                       MIST INVESCO
                                          BALANCED-RISK ALLOCATION                 MID CAP VALUE
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2016              2015             2016             2015
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (53,561)  $         74,938  $     (326,396)  $     (496,493)
   Net realized gains (losses)......         (33,235)           328,815        2,439,382        4,237,959
   Change in unrealized gains
     (losses) on investments........          538,319         (646,953)        4,559,635      (9,599,436)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          451,523         (243,200)        6,672,621      (5,857,970)
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           65,500            21,746          704,929          764,818
   Net transfers (including fixed
     account).......................        1,429,833         (688,306)      (2,525,663)          836,050
   Contract charges.................         (49,655)          (47,966)        (271,777)        (296,545)
   Transfers for contract benefits
     and terminations...............        (417,820)         (548,479)      (5,108,552)      (8,189,730)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        1,027,858       (1,263,005)      (7,201,063)      (6,885,407)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,479,381       (1,506,205)        (528,442)     (12,743,377)
NET ASSETS:
   Beginning of year................        4,365,634         5,871,839       53,128,059       65,871,436
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $     5,845,015  $      4,365,634  $    52,599,617  $    53,128,059
                                      ===============  ================  ===============  ===============


                                                MIST INVESCO                        MIST JPMORGAN
                                              SMALL CAP GROWTH                GLOBAL ACTIVE ALLOCATION
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2016              2015             2016             2015
                                      ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (116,619)  $     (144,297)  $        43,372   $        71,291
   Net realized gains (losses)......         1,479,887        3,169,751           81,601           286,251
   Change in unrealized gains
     (losses) on investments........         (510,491)      (3,238,580)         (30,867)         (376,489)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           852,777        (213,126)           94,106          (18,947)
                                      ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            22,826          181,004           25,264            17,638
   Net transfers (including fixed
     account).......................         (165,722)        (732,148)        (172,874)           972,719
   Contract charges.................          (51,467)         (56,167)         (43,075)          (35,612)
   Transfers for contract benefits
     and terminations...............         (897,209)      (1,385,233)        (240,363)         (345,997)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,091,572)      (1,992,544)        (431,048)           608,748
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............         (238,795)      (2,205,670)        (336,942)           589,801
NET ASSETS:
   Beginning of year................         9,509,330       11,715,000        5,120,603         4,530,802
                                      ----------------  ---------------  ---------------   ---------------
   End of year......................  $      9,270,535  $     9,509,330  $     4,783,661   $     5,120,603
                                      ================  ===============  ===============   ===============

                                                     MIST
                                                 LOOMIS SAYLES                    MIST MET/FRANKLIN
                                                GLOBAL MARKETS                LOW DURATION TOTAL RETURN
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2016             2015              2016             2015
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         23,274  $        18,248  $        151,904  $       186,983
   Net realized gains (losses)......           306,146          124,384          (98,857)         (52,233)
   Change in unrealized gains
     (losses) on investments........          (88,883)        (143,612)           102,812        (330,593)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           240,537            (980)           155,859        (195,843)
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            33,568           20,275            83,945          174,374
   Net transfers (including fixed
     account).......................           505,446         (20,269)           347,593          760,714
   Contract charges.................          (49,014)         (46,947)          (82,817)         (89,541)
   Transfers for contract benefits
     and terminations...............         (769,694)        (633,583)       (1,027,225)      (1,023,807)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (279,694)        (680,524)         (678,504)        (178,260)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............          (39,157)        (681,504)         (522,645)        (374,103)
NET ASSETS:
   Beginning of year................         7,123,043        7,804,547         9,666,742       10,040,845
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $      7,083,886  $     7,123,043  $      9,144,097  $     9,666,742
                                      ================  ===============  ================  ===============


                                              MIST MET/WELLINGTON
                                              LARGE CAP RESEARCH
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2016              2015
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        143,014  $      (79,597)
   Net realized gains (losses)......         1,347,751        2,397,394
   Change in unrealized gains
     (losses) on investments........         (536,594)      (1,766,800)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           954,171          550,997
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            79,220          137,177
   Net transfers (including fixed
     account).......................         (395,570)      (1,725,353)
   Contract charges.................          (85,585)         (93,846)
   Transfers for contract benefits
     and terminations...............       (1,065,289)      (1,693,124)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,467,224)      (3,375,146)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............         (513,053)      (2,824,149)
NET ASSETS:
   Beginning of year................        14,815,754       17,639,903
                                      ----------------  ---------------
   End of year......................  $     14,302,701  $    14,815,754
                                      ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                                  MIST METLIFE                       MIST METLIFE
                                              ASSET ALLOCATION 100                   BALANCED PLUS
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2016             2015              2016              2015
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        253,854  $         6,444  $        263,162  $       185,815
   Net realized gains (losses)........         3,313,286        2,775,628            28,242        1,185,716
   Change in unrealized gains
     (losses) on investments..........       (1,832,971)      (3,520,942)           914,757      (2,506,073)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         1,734,169        (738,870)         1,206,161      (1,134,542)
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           320,151          221,625           108,826          152,263
   Net transfers (including fixed
     account).........................       (2,317,565)          435,977         1,148,361           88,399
   Contract charges...................         (129,136)        (130,382)         (171,127)        (177,844)
   Transfers for contract benefits
     and terminations.................       (2,211,071)      (3,175,257)       (1,110,832)      (1,429,404)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (4,337,621)      (2,648,037)          (24,772)      (1,366,586)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................       (2,603,452)      (3,386,907)         1,181,389      (2,501,128)
NET ASSETS:
   Beginning of year..................        24,955,510       28,342,417        18,270,651       20,771,779
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $     22,352,058  $    24,955,510  $     19,452,040  $    18,270,651
                                        ================  ===============  ================  ===============

                                                  MIST METLIFE
                                                   MULTI-INDEX                          MIST MFS
                                                  TARGETED RISK                  RESEARCH INTERNATIONAL
                                                   SUBACCOUNT                          SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2016              2015              2016             2015
                                        ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (2,350)  $        (4,469)  $       349,068   $       804,460
   Net realized gains (losses)........           33,577           111,845        (560,361)           230,139
   Change in unrealized gains
     (losses) on investments..........          157,942         (266,683)        (864,311)       (2,246,403)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          189,169         (159,307)      (1,075,604)       (1,211,804)
                                        ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --             5,904          552,956           660,343
   Net transfers (including fixed
     account).........................      (1,066,479)         2,619,673          315,135           111,333
   Contract charges...................         (42,725)          (36,541)        (308,271)         (324,557)
   Transfers for contract benefits
     and terminations.................        (178,510)         (157,119)      (5,069,439)       (6,024,485)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,287,714)         2,431,917      (4,509,619)       (5,577,366)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................      (1,098,545)         2,272,610      (5,585,223)       (6,789,170)
NET ASSETS:
   Beginning of year..................        5,127,702         2,855,092       50,561,126        57,350,296
                                        ---------------  ----------------  ---------------   ---------------
   End of year........................  $     4,029,157  $      5,127,702  $    44,975,903   $    50,561,126
                                        ===============  ================  ===============   ===============


                                                MIST MORGAN STANLEY                MIST OPPENHEIMER
                                                  MID CAP GROWTH                     GLOBAL EQUITY
                                                    SUBACCOUNT                        SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2016             2015              2016             2015
                                        ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (148,059)   $     (183,156)  $      (69,370)   $      (62,919)
   Net realized gains (losses)........          413,535           735,240        1,461,645         1,616,174
   Change in unrealized gains
     (losses) on investments..........      (1,474,185)       (1,398,165)      (1,520,512)         (806,849)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (1,208,709)         (846,081)        (128,237)           746,406
                                        ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          193,747           132,683          209,087           220,273
   Net transfers (including fixed
     account).........................          253,731          (59,737)        2,748,040           142,469
   Contract charges...................         (64,666)          (70,793)        (169,135)         (163,091)
   Transfers for contract benefits
     and terminations.................      (1,337,134)       (1,495,927)      (1,856,118)       (2,745,307)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (954,322)       (1,493,774)          931,874       (2,545,656)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................      (2,163,031)       (2,339,855)          803,637       (1,799,250)
NET ASSETS:
   Beginning of year..................       13,063,319        15,403,174       23,400,267        25,199,517
                                        ---------------   ---------------  ---------------   ---------------
   End of year........................  $    10,900,288   $    13,063,319  $    24,203,904   $    23,400,267
                                        ===============   ===============  ===============   ===============

                                                  MIST PANAGORA
                                                     GLOBAL
                                                DIVERSIFIED RISK
                                                   SUBACCOUNT
                                        ---------------------------------
                                              2016             2015
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        21,459  $        (1,543)
   Net realized gains (losses)........           34,444           (3,575)
   Change in unrealized gains
     (losses) on investments..........         (99,362)          (16,531)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (43,459)          (21,649)
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           27,325                --
   Net transfers (including fixed
     account).........................        1,856,758           296,701
   Contract charges...................         (16,947)           (1,129)
   Transfers for contract benefits
     and terminations.................         (14,678)           (4,597)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        1,852,458           290,975
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................        1,808,999           269,326
NET ASSETS:
   Beginning of year..................          284,111            14,785
                                        ---------------  ----------------
   End of year........................  $     2,093,110  $        284,111
                                        ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                 MIST PIMCO                      MIST PIMCO
                                          INFLATION PROTECTED BOND              TOTAL RETURN
                                                 SUBACCOUNT                      SUBACCOUNT
                                       ------------------------------  ------------------------------
                                            2016            2015            2016            2015
                                       --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $    (557,396)  $    1,837,441  $    2,312,637  $    8,305,196
   Net realized gains (losses).......     (1,005,408)     (1,190,596)       (715,151)       2,500,574
   Change in unrealized gains
     (losses) on investments.........       3,160,787     (2,751,299)       1,017,710    (13,143,177)
                                       --------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............       1,597,983     (2,104,454)       2,615,196     (2,337,407)
                                       --------------  --------------  --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............         521,958         513,753       1,909,040       2,304,444
   Net transfers (including fixed
     account)........................          52,261     (2,139,914)     (2,366,639)     (4,397,102)
   Contract charges..................       (352,880)       (357,370)     (1,140,281)     (1,182,591)
   Transfers for contract benefits
     and terminations................     (5,299,375)     (6,115,446)    (22,231,104)    (27,153,645)
                                       --------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (5,078,036)     (8,098,977)    (23,828,984)    (30,428,894)
                                       --------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets.................     (3,480,053)    (10,203,431)    (21,213,788)    (32,766,301)
NET ASSETS:
   Beginning of year.................      45,457,474      55,660,905     190,048,473     222,814,774
                                       --------------  --------------  --------------  --------------
   End of year.......................  $   41,977,421  $   45,457,474  $  168,834,685  $  190,048,473
                                       ==============  ==============  ==============  ==============

                                                MIST PYRAMIS                     MIST PYRAMIS
                                              GOVERNMENT INCOME                  MANAGED RISK
                                                 SUBACCOUNT                       SUBACCOUNT
                                       ------------------------------  -------------------------------
                                            2016            2015            2016             2015
                                       --------------  --------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       21,077  $       13,763  $     (11,516)   $     (10,624)
   Net realized gains (losses).......          14,565           7,775           6,321           70,407
   Change in unrealized gains
     (losses) on investments.........        (19,038)        (60,460)          81,298        (132,345)
                                       --------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          16,604        (38,922)          76,103         (72,562)
                                       --------------  --------------  --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           2,140             840          20,000           28,205
   Net transfers (including fixed
     account)........................       (631,217)       1,915,605        (87,997)        1,441,374
   Contract charges..................        (21,858)        (23,006)        (21,035)         (17,247)
   Transfers for contract benefits
     and terminations................       (255,428)       (324,144)       (102,312)         (59,407)
                                       --------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....       (906,363)       1,569,295       (191,344)        1,392,925
                                       --------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets.................       (889,759)       1,530,373       (115,241)        1,320,363
NET ASSETS:
   Beginning of year.................       3,339,146       1,808,773       2,335,480        1,015,117
                                       --------------  --------------  --------------   --------------
   End of year.......................  $    2,449,387  $    3,339,146  $    2,220,239   $    2,335,480
                                       ==============  ==============  ==============   ==============

                                                MIST SCHRODERS                       MIST SSGA
                                              GLOBAL MULTI-ASSET               GROWTH AND INCOME ETF
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  -------------------------------
                                             2016            2015             2016             2015
                                       ---------------  ---------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $         4,360  $      (10,194)  $       672,239  $      687,340
   Net realized gains (losses).......           52,606          167,162        3,455,557       4,371,755
   Change in unrealized gains
     (losses) on investments.........           75,229        (230,155)      (1,505,876)     (6,962,952)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          132,195         (73,187)        2,621,920     (1,903,857)
                                       ---------------  ---------------  ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............              560            2,000          675,872         903,377
   Net transfers (including fixed
     account)........................          291,499          417,803      (2,531,928)       (886,062)
   Contract charges..................         (29,219)         (26,273)        (557,249)       (554,596)
   Transfers for contract benefits
     and terminations................        (209,091)        (592,296)      (4,015,789)     (4,229,645)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....           53,749        (198,766)      (6,429,094)     (4,766,926)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets.................          185,944        (271,953)      (3,807,174)     (6,670,783)
NET ASSETS:
   Beginning of year.................        3,196,224        3,468,177       61,256,022      67,926,805
                                       ---------------  ---------------  ---------------  --------------
   End of year.......................  $     3,382,168  $     3,196,224  $    57,448,848  $   61,256,022
                                       ===============  ===============  ===============  ==============

                                                   MIST SSGA
                                                  GROWTH ETF
                                                  SUBACCOUNT
                                       --------------------------------
                                             2016            2015
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       421,597  $       410,385
   Net realized gains (losses).......        2,777,012        3,344,113
   Change in unrealized gains
     (losses) on investments.........        (652,744)      (5,483,734)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        2,545,865      (1,729,236)
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............        1,147,652          791,162
   Net transfers (including fixed
     account)........................      (1,619,235)        (332,927)
   Contract charges..................        (456,000)        (453,728)
   Transfers for contract benefits
     and terminations................      (3,253,972)      (3,559,558)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (4,181,555)      (3,555,051)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................      (1,635,690)      (5,284,287)
NET ASSETS:
   Beginning of year.................       46,182,726       51,467,013
                                       ---------------  ---------------
   End of year.......................  $    44,547,036  $    46,182,726
                                       ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                               MIST T. ROWE PRICE                 MSF BAILLIE GIFFORD
                                                 MID CAP GROWTH                   INTERNATIONAL STOCK
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2016             2015              2016              2015
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (963,289)  $   (1,080,583)  $         67,696  $       105,265
   Net realized gains (losses)........        12,808,443       17,247,822         (419,438)        (131,886)
   Change in unrealized gains
     (losses) on investments..........       (8,311,355)     (11,560,908)         1,761,928      (1,084,111)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         3,533,799        4,606,331         1,410,186      (1,110,732)
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           619,678        1,001,168           305,693          462,109
   Net transfers (including fixed
     account).........................       (1,046,404)        (976,169)         (197,248)          473,541
   Contract charges...................         (446,205)        (447,864)         (171,480)        (184,645)
   Transfers for contract benefits
     and terminations.................       (8,773,270)      (9,814,985)       (4,620,424)      (5,761,111)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (9,646,201)     (10,237,850)       (4,683,459)      (5,010,106)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................       (6,112,402)      (5,631,519)       (3,273,273)      (6,120,838)
NET ASSETS:
   Beginning of year..................        80,078,060       85,709,579        38,235,379       44,356,217
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $     73,965,658  $    80,078,060  $     34,962,106  $    38,235,379
                                        ================  ===============  ================  ===============

                                                 MSF BARCLAYS                       MSF BLACKROCK
                                             AGGREGATE BOND INDEX                    BOND INCOME
                                                  SUBACCOUNT                         SUBACCOUNT
                                        --------------------------------  ---------------------------------
                                             2016              2015             2016             2015
                                        ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       650,233  $       775,351  $     1,410,207   $     2,141,995
   Net realized gains (losses)........          145,517          109,353         (99,229)         1,018,095
   Change in unrealized gains
     (losses) on investments..........        (287,260)      (1,502,832)           99,714       (3,903,946)
                                        ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          508,490        (618,128)        1,410,692         (743,856)
                                        ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          497,621          538,500          713,362         1,056,286
   Net transfers (including fixed
     account).........................        2,524,880        2,412,094        1,036,510         1,191,631
   Contract charges...................        (293,160)        (278,546)        (402,127)         (399,779)
   Transfers for contract benefits
     and terminations.................      (5,777,620)      (6,884,537)      (9,944,854)      (10,677,341)
                                        ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (3,048,279)      (4,212,489)      (8,597,109)       (8,829,203)
                                        ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................      (2,539,789)      (4,830,617)      (7,186,417)       (9,573,059)
NET ASSETS:
   Beginning of year..................       50,066,734       54,897,351       84,177,107        93,750,166
                                        ---------------  ---------------  ---------------   ---------------
   End of year........................  $    47,526,945  $    50,066,734  $    76,990,690   $    84,177,107
                                        ===============  ===============  ===============   ===============

                                                  MSF BLACKROCK                      MSF BLACKROCK
                                              CAPITAL APPRECIATION                  LARGE CAP VALUE
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  --------------------------------
                                             2016              2015             2016              2015
                                        ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (831,294)  $      (967,060)  $        57,321  $       126,146
   Net realized gains (losses)........        7,466,450        17,299,826        1,056,408        2,720,782
   Change in unrealized gains
     (losses) on investments..........      (7,634,285)      (12,761,544)        4,058,072      (5,598,054)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (999,129)         3,571,222        5,171,801      (2,751,126)
                                        ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          544,857           541,953          374,190          269,676
   Net transfers (including fixed
     account).........................        (698,724)         (834,037)      (2,113,232)        (427,928)
   Contract charges...................        (201,255)         (210,211)        (213,369)        (228,833)
   Transfers for contract benefits
     and terminations.................      (5,672,643)       (9,751,106)      (3,987,626)      (4,547,249)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,027,765)      (10,253,401)      (5,940,037)      (4,934,334)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (7,026,894)       (6,682,179)        (768,236)      (7,685,460)
NET ASSETS:
   Beginning of year..................       68,080,443        74,762,622       35,427,902       43,113,362
                                        ---------------  ----------------  ---------------  ---------------
   End of year........................  $    61,053,549  $     68,080,443  $    34,659,666  $    35,427,902
                                        ===============  ================  ===============  ===============

                                                  MSF BLACKROCK
                                              ULTRA-SHORT TERM BOND
                                                   SUBACCOUNT
                                        --------------------------------
                                             2016              2015
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (458,078)  $     (545,012)
   Net realized gains (losses)........            3,864               --
   Change in unrealized gains
     (losses) on investments..........           40,239               --
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (413,975)        (545,012)
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          177,276        1,431,333
   Net transfers (including fixed
     account).........................          842,082        7,837,513
   Contract charges...................        (244,730)        (264,335)
   Transfers for contract benefits
     and terminations.................      (6,312,425)     (14,360,122)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (5,537,797)      (5,355,611)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (5,951,772)      (5,900,623)
NET ASSETS:
   Beginning of year..................       38,765,108       44,665,731
                                        ---------------  ---------------
   End of year........................  $    32,813,336  $    38,765,108
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                               MSF FRONTIER                     MSF JENNISON
                                              MID CAP GROWTH                       GROWTH
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2016              2015            2016              2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (138,584)  $     (165,083)  $     (233,629)  $     (255,777)
   Net realized gains (losses).....        1,639,545        2,746,007        2,701,378        4,114,923
   Change in unrealized gains
     (losses) on investments.......      (1,089,614)      (2,312,058)      (2,825,896)      (1,989,505)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          411,347          268,866        (358,147)        1,869,641
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           87,498           79,379          112,627          151,085
   Net transfers (including fixed
     account)......................         (51,064)        (222,791)          516,256          587,917
   Contract charges................         (77,559)         (81,799)        (127,198)        (126,343)
   Transfers for contract benefits
     and terminations..............      (1,084,420)      (1,917,716)      (2,312,966)      (2,567,878)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,125,545)      (2,142,927)      (1,811,281)      (1,955,219)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (714,198)      (1,874,061)      (2,169,428)         (85,578)
NET ASSETS:
   Beginning of year...............       11,299,529       13,173,590       20,604,963       20,690,541
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    10,585,331  $    11,299,529  $    18,435,535  $    20,604,963
                                     ===============  ===============  ===============  ===============

                                            MSF LOOMIS SAYLES                  MSF LOOMIS SAYLES
                                             SMALL CAP CORE                    SMALL CAP GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2016              2015            2016              2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (815,788)  $   (1,054,238)  $     (259,782)  $     (321,707)
   Net realized gains (losses).....        7,506,928       13,615,933        2,679,266        4,880,214
   Change in unrealized gains
     (losses) on investments.......        5,158,403     (14,507,991)      (1,560,293)      (4,315,404)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       11,849,543      (1,946,296)          859,191          243,103
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          529,211          807,095          277,932          281,105
   Net transfers (including fixed
     account)......................      (2,387,760)      (1,390,969)        (288,693)        (692,406)
   Contract charges................        (283,409)        (299,390)        (108,252)        (118,193)
   Transfers for contract benefits
     and terminations..............      (7,238,657)     (11,345,713)      (2,754,372)      (3,429,978)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (9,380,615)     (12,228,977)      (2,873,385)      (3,959,472)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,468,928     (14,175,273)      (2,014,194)      (3,716,369)
NET ASSETS:
   Beginning of year...............       74,762,807       88,938,080       22,790,813       26,507,182
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    77,231,735  $    74,762,807  $    20,776,619  $    22,790,813
                                     ===============  ===============  ===============  ===============

                                               MSF MET/ARTISAN                 MSF MET/WELLINGTON
                                                MID CAP VALUE                       BALANCED
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016              2015
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (327,246)   $     (301,923)  $        93,866  $        31,971
   Net realized gains (losses).....       11,012,656        16,401,953          432,478        1,659,992
   Change in unrealized gains
     (losses) on investments.......        7,920,455      (27,536,544)         (51,880)      (1,596,271)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       18,605,865      (11,436,514)          474,464           95,692
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          933,300         1,063,712           57,801           88,312
   Net transfers (including fixed
     account)......................      (1,292,647)         1,553,927        2,780,591          291,684
   Contract charges................        (371,606)         (383,601)         (58,909)         (51,695)
   Transfers for contract benefits
     and terminations..............     (11,802,480)      (15,041,689)        (854,660)        (871,976)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (12,533,433)      (12,807,651)        1,924,823        (543,675)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        6,072,432      (24,244,165)        2,399,287        (447,983)
NET ASSETS:
   Beginning of year...............       94,425,561       118,669,726        8,194,678        8,642,661
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $   100,497,993   $    94,425,561  $    10,593,965  $     8,194,678
                                     ===============   ===============  ===============  ===============

                                             MSF MET/WELLINGTON
                                          CORE EQUITY OPPORTUNITIES
                                                 SUBACCOUNT
                                     ---------------------------------
                                           2016             2015
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       408,302   $       822,806
   Net realized gains (losses).....        9,679,306        94,976,711
   Change in unrealized gains
     (losses) on investments.......        2,430,367      (93,540,736)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       12,517,975         2,258,781
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,995,695         2,335,482
   Net transfers (including fixed
     account)......................      (7,987,629)       (8,646,037)
   Contract charges................      (1,048,368)       (1,103,983)
   Transfers for contract benefits
     and terminations..............     (26,395,187)      (34,020,394)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (33,435,489)      (41,434,932)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............     (20,917,514)      (39,176,151)
NET ASSETS:
   Beginning of year...............      237,055,645       276,231,796
                                     ---------------   ---------------
   End of year.....................  $   216,138,131   $   237,055,645
                                     ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                 MSF METLIFE                        MSF METLIFE
                                             ASSET ALLOCATION 20                ASSET ALLOCATION 40
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                            2016              2015            2016             2015
                                      ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      1,114,911  $       522,662  $     2,679,858  $   (1,398,586)
   Net realized gains (losses)......         1,668,287        2,211,997        8,354,335       10,597,274
   Change in unrealized gains
     (losses) on investments........         (927,704)      (3,957,188)      (5,574,539)     (12,101,483)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         1,855,494      (1,222,529)        5,459,654      (2,902,795)
                                      ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           546,839        1,084,383        2,132,934          370,934
   Net transfers (including fixed
     account).......................           759,819        1,376,926        (970,613)      (1,943,110)
   Contract charges.................         (477,944)        (519,421)        (889,689)        (942,645)
   Transfers for contract benefits
     and terminations...............       (7,441,539)      (9,622,572)     (14,077,329)     (21,055,510)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (6,612,825)      (7,680,684)     (13,804,697)     (23,570,331)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............       (4,757,331)      (8,903,213)      (8,345,043)     (26,473,126)
NET ASSETS:
   Beginning of year................        60,016,928       68,920,141      123,735,009      150,208,135
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $     55,259,597  $    60,016,928  $   115,389,966  $   123,735,009
                                      ================  ===============  ===============  ===============

                                                 MSF METLIFE                        MSF METLIFE
                                             ASSET ALLOCATION 60                ASSET ALLOCATION 80
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2016              2015             2016              2015
                                      ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     8,079,671  $    (3,728,625)  $    10,162,050  $    (6,499,153)
   Net realized gains (losses)......       42,717,208        46,303,223       79,706,474        48,546,327
   Change in unrealized gains
     (losses) on investments........     (27,130,980)      (53,490,688)     (50,391,148)      (60,612,384)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       23,665,899      (10,916,090)       39,477,376      (18,565,210)
                                      ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,819,204         3,051,527        4,631,728         5,177,310
   Net transfers (including fixed
     account).......................      (5,552,985)       (6,894,125)      (7,085,637)       (4,611,545)
   Contract charges.................      (3,745,783)       (3,972,705)      (5,836,687)       (5,951,643)
   Transfers for contract benefits
     and terminations...............     (45,660,955)      (68,073,192)     (52,342,326)      (57,160,516)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (52,140,519)      (75,888,495)     (60,632,922)      (62,546,394)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............     (28,474,620)      (86,804,585)     (21,155,546)      (81,111,604)
NET ASSETS:
   Beginning of year................      450,175,674       536,980,259      628,500,710       709,612,314
                                      ---------------  ----------------  ---------------  ----------------
   End of year......................  $   421,701,054  $    450,175,674  $   607,345,164  $    628,500,710
                                      ===============  ================  ===============  ================

                                                  MSF METLIFE                        MSF METLIFE
                                              MID CAP STOCK INDEX                    STOCK INDEX
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2016              2015             2016              2015
                                      ----------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (89,239)  $      (146,771)  $       353,669   $       185,415
   Net realized gains (losses)......         4,434,035         4,963,828        5,592,378         6,998,639
   Change in unrealized gains
     (losses) on investments........         2,700,078       (6,336,532)          158,899       (7,342,218)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         7,044,874       (1,519,475)        6,104,946         (158,164)
                                      ----------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           501,972           538,899          693,377           933,026
   Net transfers (including fixed
     account).......................           511,600         (432,060)        (684,752)          (86,646)
   Contract charges.................         (246,737)         (251,031)        (365,588)         (350,355)
   Transfers for contract benefits
     and terminations...............       (4,082,581)       (5,341,513)      (6,274,074)       (8,245,946)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (3,315,746)       (5,485,705)      (6,631,037)       (7,749,921)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............         3,729,128       (7,005,180)        (526,091)       (7,908,085)
NET ASSETS:
   Beginning of year................        40,115,383        47,120,563       66,987,285        74,895,370
                                      ----------------  ----------------  ---------------   ---------------
   End of year......................  $     43,844,511  $     40,115,383  $    66,461,194   $    66,987,285
                                      ================  ================  ===============   ===============

                                                 MSF MFS TOTAL
                                                    RETURN
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2016              2015
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        574,478  $        502,992
   Net realized gains (losses)......         2,753,781         1,496,004
   Change in unrealized gains
     (losses) on investments........         (324,863)       (2,695,422)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         3,003,396         (696,426)
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           433,709           416,480
   Net transfers (including fixed
     account).......................           975,823         (253,592)
   Contract charges.................         (152,952)         (160,054)
   Transfers for contract benefits
     and terminations...............       (4,873,718)       (6,814,791)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (3,617,138)       (6,811,957)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (613,742)       (7,508,383)
NET ASSETS:
   Beginning of year................        42,147,849        49,656,232
                                      ----------------  ----------------
   End of year......................  $     41,534,107  $     42,147,849
                                      ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                   MSF MSCI
                                              MSF MFS VALUE                       EAFE INDEX
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2016             2015              2016            2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       656,551  $     1,101,754  $       394,502  $       723,202
   Net realized gains (losses).....        7,258,786       15,132,889        (102,256)          401,329
   Change in unrealized gains
     (losses) on investments.......        1,827,673     (17,466,392)        (457,434)      (1,952,449)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        9,743,010      (1,231,749)        (165,188)        (827,918)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          796,321        1,021,123          287,694          529,336
   Net transfers (including fixed
     account)......................          568,359          843,353        1,011,489          915,227
   Contract charges................        (395,846)        (379,880)        (208,675)        (222,268)
   Transfers for contract benefits
     and terminations..............      (8,858,098)     (12,036,497)      (3,917,397)      (4,038,666)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (7,889,264)     (10,551,901)      (2,826,889)      (2,816,371)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,853,746     (11,783,650)      (2,992,077)      (3,644,289)
NET ASSETS:
   Beginning of year...............       81,600,868       93,384,518       36,558,314       40,202,603
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    83,454,614  $    81,600,868  $    33,566,237  $    36,558,314
                                     ===============  ===============  ===============  ===============

                                               MSF NEUBERGER
                                              BERMAN GENESIS                MSF RUSSELL 2000 INDEX
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2016              2015            2016              2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (786,599)  $     (930,659)  $      (38,836)  $     (114,788)
   Net realized gains (losses).....        2,429,630        2,919,977        3,408,349        4,511,232
   Change in unrealized gains
     (losses) on investments.......       11,013,678      (2,378,113)        3,083,249      (6,511,647)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       12,656,709        (388,795)        6,452,762      (2,115,203)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,239,488          958,867          275,822          242,113
   Net transfers (including fixed
     account)......................      (2,197,505)      (1,612,456)        1,102,338        (115,227)
   Contract charges................        (354,621)        (364,627)        (189,794)        (197,773)
   Transfers for contract benefits
     and terminations..............      (8,373,711)     (12,484,358)      (3,680,953)      (4,810,347)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (9,686,349)     (13,502,574)      (2,492,587)      (4,881,234)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,970,360     (13,891,369)        3,960,175      (6,996,437)
NET ASSETS:
   Beginning of year...............       81,246,266       95,137,635       36,091,688       43,088,125
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    84,216,626  $    81,246,266  $    40,051,863  $    36,091,688
                                     ===============  ===============  ===============  ===============

                                             MSF T. ROWE PRICE                  MSF T. ROWE PRICE
                                             LARGE CAP GROWTH                   SMALL CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016             2015
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (806,301)   $     (894,676)  $     (333,987)  $     (368,077)
   Net realized gains (losses).....        9,105,695        16,032,386        4,162,961        3,997,556
   Change in unrealized gains
     (losses) on investments.......      (8,169,460)       (9,017,967)      (1,091,876)      (3,224,589)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          129,934         6,119,743        2,737,098          404,890
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          417,326           574,612          250,613          267,917
   Net transfers (including fixed
     account)......................        1,231,557         (285,389)        1,050,723        1,048,173
   Contract charges................        (394,522)         (390,378)        (187,126)        (172,086)
   Transfers for contract benefits
     and terminations..............      (6,528,719)       (8,789,058)      (2,910,682)      (2,917,935)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,274,358)       (8,890,213)      (1,796,472)      (1,773,931)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (5,144,424)       (2,770,470)          940,626      (1,369,041)
NET ASSETS:
   Beginning of year...............       67,939,647        70,710,117       27,325,553       28,694,594
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $    62,795,223   $    67,939,647  $    28,266,179  $    27,325,553
                                     ===============   ===============  ===============  ===============

                                       MSF WESTERN ASSET MANAGEMENT
                                       STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT
                                     --------------------------------
                                           2016             2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       608,003  $     3,153,367
   Net realized gains (losses).....          609,408          765,142
   Change in unrealized gains
     (losses) on investments.......        6,266,404      (6,536,183)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        7,483,815      (2,617,674)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          786,081          834,282
   Net transfers (including fixed
     account)......................       60,978,923          372,467
   Contract charges................        (537,515)        (343,474)
   Transfers for contract benefits
     and terminations..............     (14,058,110)     (12,138,510)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       47,169,379     (11,275,235)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............       54,653,194     (13,892,909)
NET ASSETS:
   Beginning of year...............       78,624,584       92,517,493
                                     ---------------  ---------------
   End of year.....................  $   133,277,778  $    78,624,584
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                                      MSF WESTERN ASSET MANAGEMENT
                                                                                                             U.S. GOVERNMENT
                                                                                                               SUBACCOUNT
                                                                                                    --------------------------------
                                                                                                         2016              2015
                                                                                                    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...................................................................  $       593,699  $       497,133
   Net realized gains (losses)....................................................................         (75,167)         (43,160)
   Change in unrealized gains
     (losses) on investments......................................................................        (534,981)        (958,103)
                                                                                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............................................................................         (16,449)        (504,130)
                                                                                                    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........................................................................          523,631          392,781
   Net transfers (including fixed
     account).....................................................................................          592,292        (500,122)
   Contract charges...............................................................................        (251,255)        (263,751)
   Transfers for contract benefits
     and terminations.............................................................................      (6,458,674)      (8,642,380)
                                                                                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions.................................................................      (5,594,006)      (9,013,472)
                                                                                                    ---------------  ---------------
     Net increase (decrease)
       in net assets..............................................................................      (5,610,455)      (9,517,602)
NET ASSETS:
   Beginning of year..............................................................................       54,626,884       64,144,486
                                                                                                    ---------------  ---------------
   End of year....................................................................................  $    49,016,429  $    54,626,884
                                                                                                    ===============  ===============


 The accompanying notes are an integral part of these financial statements.

         NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
             OF NEW ENGLAND LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on July 1, 1994 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Massachusetts Division of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc intends to include the Company, MetLife Insurance Company USA, First MetLife Investors Insurance Company, and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")      Metropolitan Series Fund ("MSF")*
Met Investors Series Trust ("MIST")*

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2016:

American Funds Bond Subaccount                         MIST Allianz Global Investors Dynamic Multi-Asset
American Funds Global Small Capitalization               Plus Subaccount
   Subaccount                                          MIST American Funds Balanced Allocation
American Funds Growth Subaccount                         Subaccount
American Funds Growth-Income Subaccount                MIST American Funds Growth Allocation
MIST AB Global Dynamic Allocation Subaccount             Subaccount

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


MIST American Funds Moderate Allocation Subaccount       MSF Barclays Aggregate Bond Index Subaccount
MIST AQR Global Risk Balanced Subaccount                 MSF BlackRock Bond Income Subaccount (a)
MIST BlackRock Global Tactical Strategies Subaccount     MSF BlackRock Capital Appreciation Subaccount (a)
MIST Clarion Global Real Estate Subaccount               MSF BlackRock Large Cap Value Subaccount (a)
MIST ClearBridge Aggressive Growth Subaccount (a)        MSF BlackRock Ultra-Short Term Bond
MIST Harris Oakmark International Subaccount (a)           Subaccount (a)
MIST Invesco Balanced-Risk Allocation Subaccount         MSF Frontier Mid Cap Growth Subaccount
MIST Invesco Mid Cap Value Subaccount                    MSF Jennison Growth Subaccount (a)
MIST Invesco Small Cap Growth Subaccount                 MSF Loomis Sayles Small Cap Core Subaccount (a)
MIST JPMorgan Global Active Allocation Subaccount        MSF Loomis Sayles Small Cap Growth Subaccount
MIST Loomis Sayles Global Markets Subaccount             MSF Met/Artisan Mid Cap Value Subaccount (a)
MIST Met/Franklin Low Duration Total Return              MSF Met/Wellington Balanced Subaccount
   Subaccount                                            MSF Met/Wellington Core Equity Opportunities
MIST Met/Wellington Large Cap Research Subaccount          Subaccount (a)
MIST MetLife Asset Allocation 100 Subaccount             MSF MetLife Asset Allocation 20 Subaccount
MIST MetLife Balanced Plus Subaccount                    MSF MetLife Asset Allocation 40 Subaccount
MIST MetLife Multi-Index Targeted Risk Subaccount        MSF MetLife Asset Allocation 60 Subaccount
MIST MFS Research International Subaccount               MSF MetLife Asset Allocation 80 Subaccount
MIST Morgan Stanley Mid Cap Growth Subaccount            MSF MetLife Mid Cap Stock Index Subaccount
MIST Oppenheimer Global Equity Subaccount                MSF MetLife Stock Index Subaccount
MIST PanAgora Global Diversified Risk Subaccount         MSF MFS Total Return Subaccount (a)
MIST PIMCO Inflation Protected Bond Subaccount           MSF MFS Value Subaccount (a)
MIST PIMCO Total Return Subaccount                       MSF MSCI EAFE Index Subaccount
MIST Pyramis Government Income Subaccount                MSF Neuberger Berman Genesis Subaccount (a)
MIST Pyramis Managed Risk Subaccount                     MSF Russell 2000 Index Subaccount
MIST Schroders Global Multi-Asset Subaccount             MSF T. Rowe Price Large Cap Growth Subaccount
MIST SSGA Growth and Income ETF Subaccount               MSF T. Rowe Price Small Cap Growth Subaccount
MIST SSGA Growth ETF Subaccount                          MSF Western Asset Management Strategic Bond
MIST T. Rowe Price Mid Cap Growth Subaccount               Opportunities Subaccount (a)
MSF Baillie Gifford International Stock                  MSF Western Asset Management U.S. Government
   Subaccount (a)                                          Subaccount (a)

(a) This Subaccount invests in two or more share classes within the underlying fund or portfolio of the Trusts.


3.  PORTFOLIO CHANGES


The following Subaccount ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                            New Name

(MIST) WMC Large Cap Research Portfolio                (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                 (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Balanced Portfolio                           (MSF) Met/Wellington Balanced Portfolio
(MSF) WMC Core Equity Opportunities Portfolio          (MSF) Met/Wellington Core Equity Opportunities
                                                          Portfolio

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


MERGER:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture Portfolio             (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.5 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 1.15% - 2.20%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the period return on the investment.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee the highest value on any contract anniversary.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.50% - 0.95%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.75% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis. For certain Contracts with a value of $50,000 or greater, or for certain other Contracts with a value of $25,000 or greater if net deposits of at least $1,000 are made during the year, this charge may be waived. Some Contracts do not assess this charge for annuitization. In addition, Contracts impose a surrender charge which ranges from 0% - 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     American Funds Bond Subaccount.............................      2,615,102       28,601,630          1,858,023        5,531,640
     American Funds Global Small Capitalization Subaccount......      4,590,882       95,107,039         18,511,959       12,382,058
     American Funds Growth Subaccount...........................      4,299,771      238,348,424         28,602,716       45,790,038
     American Funds Growth-Income Subaccount....................      4,158,687      155,695,286         24,804,266       27,711,475
     MIST AB Global Dynamic Allocation Subaccount...............        379,598        4,226,120            763,363          990,196
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Subaccount...............................................         28,828          301,931            127,437          147,490
     MIST American Funds Balanced Allocation Subaccount.........     16,121,673      142,981,801         20,806,273       19,731,029
     MIST American Funds Growth Allocation Subaccount...........     34,721,137      295,807,062         42,653,089       34,129,650
     MIST American Funds Moderate Allocation Subaccount.........     12,006,411      108,994,303         12,324,544       16,767,809
     MIST AQR Global Risk Balanced Subaccount...................        831,663        8,916,842            811,885        1,912,913
     MIST BlackRock Global Tactical Strategies Subaccount.......        753,324        7,768,316          1,448,544        1,655,376
     MIST Clarion Global Real Estate Subaccount.................      4,135,746       51,991,389          1,722,825        9,315,949
     MIST ClearBridge Aggressive Growth Subaccount..............      4,179,422       52,302,229          2,508,806       14,866,379
     MIST Harris Oakmark International Subaccount...............      7,855,928      110,902,403         11,488,165       14,112,224
     MIST Invesco Balanced-Risk Allocation Subaccount...........        570,808        5,868,522          1,988,264        1,014,001
     MIST Invesco Mid Cap Value Subaccount......................      2,783,059       48,262,846          3,800,593        8,883,008
     MIST Invesco Small Cap Growth Subaccount...................        719,220       10,297,709          2,246,414        1,723,863
     MIST JPMorgan Global Active Allocation Subaccount..........        436,474        4,873,099            700,961        1,002,788
     MIST Loomis Sayles Global Markets Subaccount...............        475,755        6,548,110          1,054,588        1,091,363
     MIST Met/Franklin Low Duration Total Return Subaccount.....        955,506        9,427,567          1,806,979        2,333,651
     MIST Met/Wellington Large Cap Research Subaccount..........      1,058,686       11,455,733          1,618,086        1,985,880
     MIST MetLife Asset Allocation 100 Subaccount...............      1,931,912       21,309,425          4,032,526        4,981,424
     MIST MetLife Balanced Plus Subaccount......................      1,807,816       20,111,881          4,109,072        3,673,707
     MIST MetLife Multi-Index Targeted Risk Subaccount..........        336,611        3,982,024            593,552        1,883,608
     MIST MFS Research International Subaccount.................      4,470,780       49,140,654          1,640,613        5,801,174
     MIST Morgan Stanley Mid Cap Growth Subaccount..............        787,034        8,876,374            855,410        1,957,829
     MIST Oppenheimer Global Equity Subaccount..................      1,261,941       21,295,888          4,559,962        2,513,863
     MIST PanAgora Global Diversified Risk Subaccount...........        202,827        2,209,125          2,351,885          439,921
     MIST PIMCO Inflation Protected Bond Subaccount.............      4,332,047       46,838,568          1,787,364        7,422,835
     MIST PIMCO Total Return Subaccount.........................     15,182,998      175,262,856          6,379,225       27,895,558
     MIST Pyramis Government Income Subaccount..................        233,059        2,508,810            955,164        1,840,466
     MIST Pyramis Managed Risk Subaccount.......................        198,420        2,207,888            366,207          563,367
     MIST Schroders Global Multi-Asset Subaccount...............        292,076        3,286,988            702,844          600,541
     MIST SSGA Growth and Income ETF Subaccount.................      5,213,155       57,571,432          6,243,906        8,582,530
     MIST SSGA Growth ETF Subaccount............................      4,038,725       45,365,306          5,880,718        6,697,624
     MIST T. Rowe Price Mid Cap Growth Subaccount...............      7,641,099       69,473,341         13,496,990       12,353,627
     MSF Baillie Gifford International Stock Subaccount.........      3,515,046       36,435,413          1,310,741        5,926,572
     MSF Barclays Aggregate Bond Index Subaccount...............      4,462,646       47,950,185          6,243,073        8,641,142
     MSF BlackRock Bond Income Subaccount.......................        737,665       79,202,374          4,546,983       11,733,914
     MSF BlackRock Capital Appreciation Subaccount..............      1,860,730       50,676,481          7,418,521        8,571,392
     MSF BlackRock Large Cap Value Subaccount...................      3,877,121       38,162,533          4,882,462        8,170,538
     MSF BlackRock Ultra-Short Term Bond Subaccount.............        327,725       32,773,266          3,774,611        9,769,812
     MSF Frontier Mid Cap Growth Subaccount.....................        369,993        9,211,983          1,868,446        1,740,647
     MSF Jennison Growth Subaccount.............................      1,407,056       18,049,859          5,024,391        4,523,311
     MSF Loomis Sayles Small Cap Core Subaccount................        292,800       65,732,417          7,527,270       10,952,602
     MSF Loomis Sayles Small Cap Growth Subaccount..............      1,781,887       18,810,689          2,899,792        3,627,219
     MSF Met/Artisan Mid Cap Value Subaccount...................        443,539       93,107,047         13,633,258       15,710,615
     MSF Met/Wellington Balanced Subaccount.....................        576,704       10,229,789          4,093,554        1,684,434
     MSF Met/Wellington Core Equity Opportunities Subaccount....      7,624,374      215,539,616         14,507,209       37,465,559
     MSF MetLife Asset Allocation 20 Subaccount.................      5,213,180       57,259,609          7,219,306       10,783,383
     MSF MetLife Asset Allocation 40 Subaccount.................     10,256,890      113,255,001         14,730,481       18,132,000
     MSF MetLife Asset Allocation 60 Subaccount.................     36,073,662      401,707,921         55,160,000       60,102,156
     MSF MetLife Asset Allocation 80 Subaccount.................     47,448,844      552,688,396         92,228,105       70,437,956
     MSF MetLife Mid Cap Stock Index Subaccount.................      2,353,446       33,129,534          5,982,163        6,219,887
     MSF MetLife Stock Index Subaccount.........................      1,497,890       49,356,661          7,823,953       11,155,980

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                  ------------------------------     ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     -------------   --------------
     MSF MFS Total Return Subaccount............................        246,384       34,918,520         5,104,688        6,411,687
     MSF MFS Value Subaccount...................................      5,493,664       82,178,959        12,614,811       12,451,881
     MSF MSCI EAFE Index Subaccount.............................      2,861,591       33,601,370         2,209,616        4,642,024
     MSF Neuberger Berman Genesis Subaccount....................      3,988,245       59,419,089         1,219,118       11,692,176
     MSF Russell 2000 Index Subaccount..........................      2,026,925       28,146,771         5,187,811        5,582,773
     MSF T. Rowe Price Large Cap Growth Subaccount..............      3,165,087       57,287,892        12,080,470       10,090,481
     MSF T. Rowe Price Small Cap Growth Subaccount..............      1,405,584       24,629,251         6,063,354        4,561,800
     MSF Western Asset Management Strategic Bond Opportunities
       Subaccount...............................................     10,012,947      126,567,875        66,922,151       19,144,701
     MSF Western Asset Management U.S. Government
       Subaccount...............................................      4,192,260       50,435,908         3,831,727        8,832,124


          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                                                        AMERICAN FUNDS
                                       AMERICAN FUNDS BOND        GLOBAL SMALL CAPITALIZATION       AMERICAN FUNDS GROWTH
                                           SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2016            2015           2016            2015            2016           2015
                                 --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year........       1,799,791       2,054,115     28,194,373      32,159,842      12,820,721     15,076,987
Units issued and transferred
   from other funding options..         202,646         164,549      2,193,550       2,369,739         533,067        728,565
Units redeemed and transferred
   to other funding options....       (418,509)       (418,873)    (5,112,914)     (6,335,208)     (2,248,595)    (2,984,831)
                                 --------------  --------------  -------------  --------------  --------------  -------------
Units end of year..............       1,583,928       1,799,791     25,275,009      28,194,373      11,105,193     12,820,721
                                 ==============  ==============  =============  ==============  ==============  =============


                                                                                                     MIST ALLIANZ GLOBAL
                                        AMERICAN FUNDS                      MIST AB                   INVESTORS DYNAMIC
                                         GROWTH-INCOME             GLOBAL DYNAMIC ALLOCATION          MULTI-ASSET PLUS
                                          SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                      2016           2015            2016            2015            2016            2015
                                 --------------  -------------  --------------  --------------  --------------  -------------

Units beginning of year........      11,701,397     13,498,190         363,522         344,386         307,914         94,142
Units issued and transferred
   from other funding options..         641,018        676,856          76,495         168,728         136,432        257,112
Units redeemed and transferred
   to other funding options....     (2,042,973)    (2,473,649)       (100,151)       (149,592)       (150,015)       (43,340)
                                 --------------  -------------  --------------  --------------  --------------  -------------
Units end of year..............      10,299,442     11,701,397         339,866         363,522         294,331        307,914
                                 ==============  =============  ==============  ==============  ==============  =============

                                         MIST AMERICAN                MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
                                   FUNDS BALANCED ALLOCATION           GROWTH ALLOCATION             MODERATE ALLOCATION
                                          SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                      2016           2015            2016            2015            2016           2015
                                 --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year........      12,313,704     13,651,619      24,572,520      25,618,554      9,654,055      10,743,062
Units issued and transferred
   from other funding options..         882,731        633,700       1,319,363       1,696,024        379,705         293,760
Units redeemed and transferred
   to other funding options....     (1,845,823)    (1,971,615)     (3,133,627)     (2,742,058)    (1,378,907)     (1,382,767)
                                 --------------  -------------  --------------  --------------  -------------  --------------
Units end of year..............      11,350,612     12,313,704      22,758,256      24,572,520      8,654,853       9,654,055
                                 ==============  =============  ==============  ==============  =============  ==============


                                        MIST AQR GLOBAL                MIST BLACKROCK                      MIST
                                         RISK BALANCED           GLOBAL TACTICAL STRATEGIES     CLARION GLOBAL REAL ESTATE
                                          SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2016           2015           2016            2015            2016            2015
                                 -------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year........        789,827       1,109,941        685,840         727,216       3,011,290      3,481,040
Units issued and transferred
   from other funding options..        104,429         127,322        125,944         207,783         239,173        303,457
Units redeemed and transferred
   to other funding options....      (199,573)       (447,436)      (197,783)       (249,159)       (664,072)      (773,207)
                                 -------------  --------------  -------------  --------------  --------------  -------------
Units end of year..............        694,683         789,827        614,001         685,840       2,586,391      3,011,290
                                 =============  ==============  =============  ==============  ==============  =============

                                       MIST CLEARBRIDGE                     MIST                       MIST INVESCO
                                       AGGRESSIVE GROWTH        HARRIS OAKMARK INTERNATIONAL     BALANCED-RISK ALLOCATION
                                          SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2016           2015            2016           2015           2016            2015
                                 --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year........      54,839,983     60,219,466     42,566,089      45,417,654      4,193,200       5,340,435
Units issued and transferred
   from other funding options..       4,486,177      9,670,697      4,257,456       4,960,208      2,138,210         969,462
Units redeemed and transferred
   to other funding options....    (13,064,049)   (15,050,180)    (8,396,591)     (7,811,773)    (1,243,804)     (2,116,697)
                                 --------------  -------------  -------------  --------------  -------------  --------------
Units end of year..............      46,262,111     54,839,983     38,426,954      42,566,089      5,087,606       4,193,200
                                 ==============  =============  =============  ==============  =============  ==============


                                                                            MIST                        MIST JPMORGAN
                                  MIST INVESCO MID CAP VALUE      INVESCO SMALL CAP GROWTH        GLOBAL ACTIVE ALLOCATION
                                          SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                     2016            2015            2016            2015           2016            2015
                                 -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........     16,016,570      17,872,501       3,632,938      4,346,144       4,223,944       3,725,346
Units issued and transferred
   from other funding options..      1,151,554       1,658,883         329,745        534,993         668,429       1,664,601
Units redeemed and transferred
   to other funding options....    (3,267,604)     (3,514,814)       (745,578)    (1,248,199)     (1,008,442)     (1,166,003)
                                 -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............     13,900,520      16,016,570       3,217,105      3,632,938       3,883,931       4,223,944
                                 =============  ==============  ==============  =============  ==============  ==============

                                      MIST LOOMIS SAYLES               MIST MET/FRANKLIN              MIST MET/WELLINGTON
                                        GLOBAL MARKETS             LOW DURATION TOTAL RETURN          LARGE CAP RESEARCH
                                          SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  -----------------------------
                                      2016            2015            2016            2015            2016           2015
                                 --------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year........         532,833         584,314         981,341       1,000,480       1,326,829      1,632,849
Units issued and transferred
   from other funding options..          70,791          41,758         202,311         333,023          57,772        129,054
Units redeemed and transferred
   to other funding options....       (112,426)        (93,239)       (271,858)       (352,162)       (187,768)      (435,074)
                                 --------------  --------------  --------------  --------------  --------------  -------------
Units end of year..............         491,198         532,833         911,794         981,341       1,196,833      1,326,829
                                 ==============  ==============  ==============  ==============  ==============  =============



                                         MIST METLIFE                        MIST                       MIST METLIFE
                                     ASSET ALLOCATION 100            METLIFE BALANCED PLUS        MULTI-INDEX TARGETED RISK
                                          SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2016            2015            2016            2015           2016           2015
                                 --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year........       1,602,470       1,763,916       1,507,821      1,622,023         430,933        233,841
Units issued and transferred
   from other funding options..          69,830         134,256         346,319        411,491          76,002        257,892
Units redeemed and transferred
   to other funding options....       (338,829)       (295,702)       (353,014)      (525,693)       (178,031)       (60,800)
                                 --------------  --------------  --------------  -------------  --------------  -------------
Units end of year..............       1,333,471       1,602,470       1,501,126      1,507,821         328,904        430,933
                                 ==============  ==============  ==============  =============  ==============  =============



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                            MIST MFS                   MIST MORGAN STANLEY              MIST OPPENHEIMER
                                     RESEARCH INTERNATIONAL              MID CAP GROWTH                   GLOBAL EQUITY
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2016            2015            2016            2015            2016            2015
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      31,870,645      35,082,889       6,752,826       7,475,690         872,567         966,620
Units issued and transferred
   from other funding options..       2,259,062       2,849,404         865,745         671,957         178,788         131,112
Units redeemed and transferred
   to other funding options....     (5,192,926)     (6,061,648)     (1,389,025)     (1,394,821)       (140,253)       (225,165)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............      28,936,781      31,870,645       6,229,546       6,752,826         911,102         872,567
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                        MIST PANAGORA                  MIST PIMCO                    MIST PIMCO
                                   GLOBAL DIVERSIFIED RISK      INFLATION PROTECTED BOND            TOTAL RETURN
                                         SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016           2015           2016           2015           2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        293,224         14,262      3,177,227      3,727,827    105,923,533    122,757,729
Units issued and transferred
   from other funding options..      2,117,086        557,432        316,072        331,838      6,650,776      7,577,992
Units redeemed and transferred
   to other funding options....      (440,127)      (278,470)      (664,040)      (882,438)   (19,710,278)   (24,412,188)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,970,183        293,224      2,829,259      3,177,227     92,864,031    105,923,533
                                 =============  =============  =============  =============  =============  =============

                                          MIST PYRAMIS                 MIST PYRAMIS                  MIST SCHRODERS
                                        GOVERNMENT INCOME              MANAGED RISK                GLOBAL MULTI-ASSET
                                           SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                      2016            2015          2016           2015            2016           2015
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         307,368        165,422        207,311         87,934      2,639,201      2,803,157
Units issued and transferred
   from other funding options..         139,466        243,966         42,047        137,663        528,242        881,429
Units redeemed and transferred
   to other funding options....       (222,069)      (102,020)       (58,594)       (18,286)      (494,296)    (1,045,385)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         224,765        307,368        190,764        207,311      2,673,147      2,639,201
                                 ==============  =============  =============  =============  =============  =============


                                          MIST SSGA                                                 MIST T. ROWE
                                    GROWTH AND INCOME ETF          MIST SSGA GROWTH ETF         PRICE MID CAP GROWTH
                                         SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016          2015            2016           2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      4,138,678      4,444,850      3,158,936      3,400,264     43,791,124     49,399,451
Units issued and transferred
   from other funding options..        171,831        185,443        208,450        431,644      3,828,493      5,253,891
Units redeemed and transferred
   to other funding options....      (595,936)      (491,615)      (481,944)      (672,972)    (9,069,015)   (10,862,218)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      3,714,573      4,138,678      2,885,442      3,158,936     38,550,602     43,791,124
                                 =============  =============  =============  =============  =============  =============

                                          MSF BAILLIE                   MSF BARCLAYS                         MSF
                                  GIFFORD INTERNATIONAL STOCK       AGGREGATE BOND INDEX            BLACKROCK BOND INCOME
                                          SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2016           2015            2016            2015           2016            2015
                                 -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........     27,742,965      31,149,863      29,634,168     32,084,403      13,462,692      14,885,595
Units issued and transferred
   from other funding options..      1,718,140       2,749,518       5,477,959      4,137,073       1,018,101       1,243,915
Units redeemed and transferred
   to other funding options....    (5,074,475)     (6,156,416)     (7,245,162)    (6,587,308)     (2,359,155)     (2,666,818)
                                 -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............     24,386,630      27,742,965      27,866,965     29,634,168      12,121,638      13,462,692
                                 =============  ==============  ==============  =============  ==============  ==============


                                         MSF BLACKROCK                  MSF BLACKROCK                  MSF BLACKROCK
                                     CAPITAL APPRECIATION              LARGE CAP VALUE             ULTRA-SHORT TERM BOND
                                          SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2016           2015            2016            2015           2016           2015
                                 -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year........     13,808,625      15,897,586      21,373,396     24,119,676     17,226,292      19,586,167
Units issued and transferred
   from other funding options..        735,346         810,809       2,095,028      1,950,540      2,719,230       7,902,074
Units redeemed and transferred
   to other funding options....    (2,003,478)     (2,899,770)     (5,544,339)    (4,696,820)    (5,266,040)    (10,261,949)
                                 -------------  --------------  --------------  -------------  -------------  --------------
Units end of year..............     12,540,493      13,808,625      17,924,085     21,373,396     14,679,482      17,226,292
                                 =============  ==============  ==============  =============  =============  ==============

                                          MSF FRONTIER                        MSF                        MSF LOOMIS
                                         MID CAP GROWTH                 JENNISON GROWTH             SAYLES SMALL CAP CORE
                                           SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2016            2015            2016           2015            2016           2015
                                 --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year........         162,702         193,362      22,075,873     24,233,615      13,142,049     15,202,871
Units issued and transferred
   from other funding options..          21,314          21,402       3,913,357      3,723,928         461,493        665,110
Units redeemed and transferred
   to other funding options....        (38,412)        (52,062)     (5,933,656)    (5,881,670)     (2,066,759)    (2,725,932)
                                 --------------  --------------  --------------  -------------  --------------  -------------
Units end of year..............         145,604         162,702      20,055,574     22,075,873      11,536,783     13,142,049
                                 ==============  ==============  ==============  =============  ==============  =============






                                          MSF LOOMIS                  MSF MET/ARTISAN                     MSF
                                    SAYLES SMALL CAP GROWTH            MID CAP VALUE            MET/WELLINGTON BALANCED
                                          SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015           2016           2015           2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........     12,924,156     15,057,281     21,551,878     24,196,924        134,747        143,973
Units issued and transferred
   from other funding options..      1,119,808      1,102,939        948,665      1,482,784         62,158         22,049
Units redeemed and transferred
   to other funding options....    (2,808,944)    (3,236,064)    (3,592,855)    (4,127,830)       (33,240)       (31,275)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............     11,235,020     12,924,156     18,907,688     21,551,878        163,665        134,747
                                 =============  =============  =============  =============  =============  =============






          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                      MSF MET/WELLINGTON                 MSF METLIFE                      MSF METLIFE
                                   CORE EQUITY OPPORTUNITIES         ASSET ALLOCATION 20              ASSET ALLOCATION 40
                                          SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                 -----------------------------  ------------------------------  ------------------------------
                                      2016           2015            2016            2015            2016            2015
                                 --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year........      45,734,551     53,857,693       4,238,251       4,775,040       8,308,559       9,854,354
Units issued and transferred
   from other funding options..       1,442,650      2,008,239         380,362         607,465         447,936         845,438
Units redeemed and transferred
   to other funding options....     (7,786,816)   (10,131,381)       (842,739)     (1,144,254)     (1,362,882)     (2,391,233)
                                 --------------  -------------  --------------  --------------  --------------  --------------
Units end of year..............      39,390,385     45,734,551       3,775,874       4,238,251       7,393,613       8,308,559
                                 ==============  =============  ==============  ==============  ==============  ==============


                                          MSF METLIFE                      MSF METLIFE                     MSF METLIFE
                                      ASSET ALLOCATION 60              ASSET ALLOCATION 80             MID CAP STOCK INDEX
                                          SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2016            2015            2016            2015            2016            2015
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      29,181,489      33,947,563      39,963,794      43,837,426      14,931,760      16,872,248
Units issued and transferred
   from other funding options..       1,245,058       1,242,995       2,263,663       2,206,873       1,629,000       1,517,432
Units redeemed and transferred
   to other funding options....     (4,602,923)     (6,009,069)     (6,118,895)     (6,080,505)     (2,812,934)     (3,457,920)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............      25,823,624      29,181,489      36,108,562      39,963,794      13,747,826      14,931,760
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                   MSF METLIFE STOCK INDEX         MSF MFS TOTAL RETURN             MSF MFS VALUE
                                         SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016           2015            2016           2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........     10,221,981     11,389,111      5,092,815      5,985,507     36,537,619     41,049,457
Units issued and transferred
   from other funding options..        995,884      1,403,763        567,131        459,417      3,518,914      3,833,222
Units redeemed and transferred
   to other funding options....    (2,003,553)    (2,570,893)      (968,970)    (1,352,109)    (6,962,136)    (8,345,060)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      9,214,312     10,221,981      4,690,976      5,092,815     33,094,397     36,537,619
                                 =============  =============  =============  =============  =============  =============


                                                                            MSF
                                     MSF MSCI EAFE INDEX         NEUBERGER BERMAN GENESIS      MSF RUSSELL 2000 INDEX
                                         SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016           2015            2016           2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........     25,735,466     27,616,552     32,335,434     37,570,344     13,681,999     15,415,616
Units issued and transferred
   from other funding options..      2,454,512      3,090,055      1,108,097      1,356,375      1,601,956      1,118,419
Units redeemed and transferred
   to other funding options....    (4,515,453)    (4,971,141)    (4,808,294)    (6,591,285)    (2,580,415)    (2,852,036)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............     23,674,525     25,735,466     28,635,237     32,335,434     12,703,540     13,681,999
                                 =============  =============  =============  =============  =============  =============

                                                                                                        MSF WESTERN
                                          MSF T. ROWE                    MSF T. ROWE                 ASSET MANAGEMENT
                                    PRICE LARGE CAP GROWTH         PRICE SMALL CAP GROWTH      STRATEGIC BOND OPPORTUNITIES
                                          SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2016           2015            2016           2015           2016            2015
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........     25,756,209      29,309,827       8,514,997      9,061,974     26,049,445     29,728,141
Units issued and transferred
   from other funding options..      3,865,381       4,204,109       1,486,651      1,628,591     21,576,217      2,120,329
Units redeemed and transferred
   to other funding options....    (5,910,498)     (7,757,727)     (2,002,963)    (2,175,568)    (6,941,230)    (5,799,025)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............     23,711,092      25,756,209       7,998,685      8,514,997     40,684,432     26,049,445
                                 =============  ==============  ==============  =============  =============  =============



                                          MSF WESTERN
                                       ASSET MANAGEMENT
                                        U.S. GOVERNMENT
                                          SUBACCOUNT
                                 -----------------------------
                                      2016           2015
                                 --------------  -------------

Units beginning of year........      29,385,310     34,254,156
Units issued and transferred
   from other funding options..       2,370,421      2,601,194
Units redeemed and transferred
   to other funding options....     (5,353,907)    (7,470,040)
                                 --------------  -------------
Units end of year..............      26,401,824     29,385,310
                                 ==============  =============



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2016:

                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  American Funds Bond           2016     1,583,928    14.68 - 18.05      27,903,008
     Subaccount                 2015     1,799,791    14.62 - 17.79      31,237,104
                                2014     2,054,115    14.94 - 17.99      36,076,315
                                2013     2,325,977    14.54 - 17.33      39,394,102
                                2012     2,648,283    15.23 - 17.96      46,517,891

  American Funds Global Small   2016    25,275,009      3.01 - 3.66      90,532,040
     Capitalization Subaccount  2015    28,194,373      3.02 - 3.64     100,294,411
                                2014    32,159,842      3.09 - 3.68     115,675,747
                                2013    37,330,513      3.10 - 3.65     133,338,396
                                2012    43,461,938      2.48 - 2.89     122,725,393

  American Funds Growth         2016    11,105,193    19.04 - 26.90     287,740,484
     Subaccount                 2015    12,820,721     5.04 - 24.92     307,490,605
                                2014    15,076,987     5.02 - 23.64     342,821,576
                                2013    18,042,900    16.14 - 22.10     382,996,019
                                2012    21,177,181    12.71 - 17.22     350,147,074

  American Funds                2016    10,299,442    13.12 - 18.53     182,982,079
     Growth-Income Subaccount   2015    11,701,397    12.06 - 16.85     189,038,388
                                2014    13,498,190    12.18 - 16.85     217,950,996
                                2013    16,134,770    11.28 - 15.44     238,636,393
                                2012    18,665,471     8.66 - 11.73     209,539,656

  MIST AB Global Dynamic        2016       339,866    12.04 - 12.60       4,255,229
     Allocation Subaccount      2015       363,522    11.85 - 12.30       4,442,798
     (Commenced 4/30/2012)      2014       344,386    12.02 - 12.37       4,238,825
                                2013       340,220    11.41 - 11.66       3,949,619
                                2012       196,834    10.47 - 10.61       2,082,890

  MIST Allianz Global           2016       294,331      1.02 - 1.03         302,048
     Investors Dynamic          2015       307,914      1.01 - 1.02         313,829
     Multi-Asset Plus Subaccount
     (Commenced 4/28/2014)      2014        94,142             1.04          98,051

  MIST American Funds           2016    11,350,612     1.38 - 13.89     156,218,897
     Balanced Allocation        2015    12,313,704    12.16 - 13.04     159,128,547
     Subaccount                 2014    13,651,619    12.50 - 13.28     179,851,168
                                2013    14,440,158    12.04 - 12.67     181,618,195
                                2012    14,899,727    10.36 - 10.81     160,100,268

  MIST American Funds Growth    2016    22,758,256    13.02 - 14.08     317,698,345
     Allocation Subaccount      2015    24,572,520    12.29 - 13.07     318,621,059
                                2014    25,618,554    12.63 - 13.32     338,829,244
                                2013    26,207,533    12.03 - 12.67     329,912,452
                                2012    27,533,118     9.82 - 10.24     280,493,850

                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  American Funds Bond           2016       1.62        1.15 - 2.20          0.45 - 1.51
     Subaccount                 2015       1.59        1.15 - 2.20      (2.15) - (1.12)
                                2014       1.87        1.40 - 2.45          2.73 - 3.81
                                2013       1.71        1.40 - 2.45      (4.53) - (3.52)
                                2012       2.47        1.15 - 2.20          2.81 - 3.90

  American Funds Global Small   2016       0.24        1.15 - 2.20        (0.37) - 0.73
     Capitalization Subaccount  2015         --        1.15 - 2.20      (2.16) - (1.08)
                                2014       0.12        1.35 - 2.45        (0.35) - 0.75
                                2013       0.87        1.35 - 2.45        25.18 - 26.56
                                2012       1.34        1.15 - 2.20        15.30 - 16.59

  American Funds Growth         2016       0.75        1.15 - 2.20          6.84 - 8.02
     Subaccount                 2015       0.57        1.15 - 2.20          0.40 - 5.43
                                2014       0.75        1.35 - 2.45          1.96 - 7.05
                                2013       0.91        1.35 - 2.45        26.95 - 28.36
                                2012       0.78        1.15 - 2.20        15.02 - 16.30

  American Funds                2016       1.44        1.15 - 2.20         8.82 - 10.03
     Growth-Income Subaccount   2015       1.26        1.15 - 2.20        (1.00) - 0.09
                                2014       1.23        1.35 - 2.45          7.96 - 9.15
                                2013       1.32        1.35 - 2.45        30.27 - 31.71
                                2012       1.57        1.15 - 2.20        14.62 - 15.90

  MIST AB Global Dynamic        2016       1.57        1.15 - 1.95          1.60 - 2.41
     Allocation Subaccount      2015       3.14        1.15 - 1.95      (1.36) - (0.57)
     (Commenced 4/30/2012)      2014       1.87        1.15 - 1.95          5.28 - 6.12
                                2013       1.09        1.15 - 1.95          9.00 - 9.88
                                2012         --        1.15 - 1.95          3.03 - 3.59

  MIST Allianz Global           2016       0.05        1.15 - 1.60          0.38 - 0.83
     Investors Dynamic          2015       1.22        1.15 - 1.60      (2.56) - (2.12)
     Multi-Asset Plus Subaccount
     (Commenced 4/28/2014)      2014       0.40        1.15 - 1.35          4.40 - 4.55

  MIST American Funds           2016       1.61        1.15 - 2.05          5.62 - 6.58
     Balanced Allocation        2015       1.40        1.15 - 2.05      (2.72) - (1.84)
     Subaccount                 2014       1.27        1.15 - 2.05          3.90 - 4.84
                                2013       1.36        1.15 - 2.05        16.13 - 17.18
                                2012       1.69        1.15 - 2.05        11.21 - 12.22

  MIST American Funds Growth    2016       1.32        1.15 - 2.05          6.75 - 7.71
     Allocation Subaccount      2015       1.31        1.15 - 1.95      (2.67) - (1.89)
                                2014       1.04        1.15 - 1.95          4.33 - 5.17
                                2013       1.01        1.15 - 2.05        22.57 - 23.68
                                2012       1.19        1.15 - 2.05        13.79 - 14.82

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST American Funds          2016      8,654,853    12.62 - 13.53     116,221,978
     Moderate Allocation       2015      9,654,055    12.03 - 12.79     122,657,953
     Subaccount                2014     10,743,062    12.35 - 13.03     139,175,091
                               2013     11,404,147    11.87 - 12.43     140,991,815
                               2012     12,324,435    10.62 - 11.07     135,901,256

  MIST AQR Global Risk         2016        694,683    10.49 - 10.98       7,584,671
     Balanced Subaccount       2015        789,827     9.81 - 10.19       8,013,998
     (Commenced 4/30/2012)     2014      1,109,941    11.07 - 11.40      12,605,187
                               2013      1,011,287    10.78 - 11.09      11,175,438
                               2012        878,635    11.40 - 11.61      10,173,769

  MIST BlackRock Global        2016        614,001    11.34 - 12.04       7,344,831
     Tactical Strategies       2015        685,840    11.23 - 11.66       7,948,746
     Subaccount                2014        727,216    11.36 - 11.81       8,539,602
     (Commenced 4/30/2012)     2013        714,637    10.96 - 11.28       8,021,650
                               2012        585,832    10.16 - 10.34       6,042,380

  MIST Clarion Global Real     2016      2,586,391    16.65 - 18.78      47,891,850
     Estate Subaccount         2015      3,011,290    16.66 - 18.83      55,937,426
                               2014      3,481,040    17.27 - 19.32      66,325,358
                               2013      3,977,435    15.59 - 17.26      67,667,220
                               2012      4,340,517    15.39 - 16.86      72,167,457

  MIST ClearBridge Aggressive  2016     46,262,111      0.98 - 1.52      64,062,358
     Growth Subaccount         2015     54,839,983      0.97 - 1.50      75,223,591
                               2014     60,219,466      1.03 - 1.58      86,973,052
                               2013     28,755,511      0.87 - 1.34      33,957,658
                               2012     27,612,841      0.61 - 0.93      22,188,833

  MIST Harris Oakmark          2016     38,426,954      2.28 - 2.72     101,558,483
     International Subaccount  2015     42,566,089      2.16 - 2.54     105,245,535
                               2014     45,417,654      2.31 - 2.69     119,014,081
                               2013     49,947,770      2.51 - 2.89     140,495,093
                               2012     56,246,801      1.96 - 2.23     122,637,423

  MIST Invesco Balanced-Risk   2016      5,087,606      1.11 - 1.15       5,845,015
     Allocation Subaccount     2015      4,193,200      1.01 - 1.04       4,365,634
     (Commenced 4/30/2012)     2014      5,340,435      1.08 - 1.10       5,871,839
                               2013      5,179,224      1.04 - 1.06       5,459,889
                               2012      5,584,823      1.04 - 1.05       5,857,058

  MIST Invesco Mid Cap Value   2016     13,900,520      3.26 - 3.87      52,599,617
     Subaccount                2015     16,016,570      2.83 - 3.39      53,128,059
     (Commenced 4/30/2012)     2014     17,872,501      3.18 - 3.77      65,871,436
                               2013     21,359,994      2.96 - 3.47      72,645,514
                               2012     24,433,157      2.32 - 2.70      64,474,453

  MIST Invesco Small Cap       2016      3,217,105      2.57 - 2.94       9,270,535
     Growth Subaccount         2015      3,632,938      2.35 - 2.67       9,509,330
                               2014      4,346,144      2.44 - 2.75      11,715,000
                               2013      5,067,816      2.31 - 2.58      12,796,786
                               2012      5,171,776      1.68 - 1.86       9,438,989

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST American Funds          2016       1.91        1.15 - 1.95           4.95 - 5.79
     Moderate Allocation       2015       1.49        1.15 - 1.95       (2.64) - (1.86)
     Subaccount                2014       1.45        1.15 - 1.95           4.05 - 4.88
                               2013       1.64        1.15 - 1.95         11.33 - 12.22
                               2012       2.04        1.15 - 2.05           8.58 - 9.57

  MIST AQR Global Risk         2016         --        1.15 - 1.95           6.86 - 7.72
     Balanced Subaccount       2015       5.58        1.15 - 1.95     (11.32) - (10.61)
     (Commenced 4/30/2012)     2014         --        1.15 - 1.95           1.99 - 2.81
                               2013       2.08        1.15 - 2.20       (5.49) - (4.50)
                               2012         --        1.15 - 2.20           3.10 - 3.83

  MIST BlackRock Global        2016       1.46        1.15 - 2.20           2.16 - 3.24
     Tactical Strategies       2015       1.54        1.15 - 1.95       (2.04) - (1.25)
     Subaccount                2014       1.06        1.15 - 2.20           3.61 - 4.70
     (Commenced 4/30/2012)     2013       1.39        1.15 - 2.20           7.91 - 9.05
                               2012         --        1.15 - 2.20           2.69 - 3.41

  MIST Clarion Global Real     2016       2.08        1.15 - 2.10       (1.22) - (0.28)
     Estate Subaccount         2015       3.78        1.15 - 2.20       (3.55) - (2.53)
                               2014       1.61        1.15 - 2.20         10.80 - 11.97
                               2013       6.91        1.15 - 2.20           1.29 - 2.36
                               2012       2.07        1.15 - 2.20         23.23 - 24.54

  MIST ClearBridge Aggressive  2016       0.44        1.15 - 2.20           0.45 - 1.66
     Growth Subaccount         2015       0.25        1.15 - 2.20       (6.13) - (5.08)
                               2014       0.09        1.15 - 2.20         16.31 - 17.58
                               2013       0.27        1.15 - 2.20         42.44 - 44.18
                               2012       0.09        1.15 - 2.20         15.92 - 17.21

  MIST Harris Oakmark          2016       2.14        1.15 - 2.20           5.82 - 7.07
     International Subaccount  2015       3.01        1.15 - 2.20       (6.60) - (5.55)
                               2014       2.45        1.15 - 2.20       (7.84) - (6.74)
                               2013       2.55        1.15 - 2.20         27.65 - 29.15
                               2012       1.63        1.15 - 2.20         26.43 - 27.79

  MIST Invesco Balanced-Risk   2016       0.15        1.15 - 1.95          9.56 - 10.44
     Allocation Subaccount     2015       2.71        1.15 - 1.95       (6.06) - (5.30)
     (Commenced 4/30/2012)     2014         --        1.15 - 1.95           3.54 - 4.37
                               2013         --        1.15 - 1.95         (0.11) - 0.70
                               2012       0.57        1.15 - 1.95           3.31 - 3.86

  MIST Invesco Mid Cap Value   2016       0.63        1.15 - 2.10         13.10 - 14.18
     Subaccount                2015       0.46        1.15 - 2.20     (10.96) - (10.02)
     (Commenced 4/30/2012)     2014       0.48        1.15 - 2.20           7.26 - 8.39
                               2013       0.73        1.15 - 2.20         27.47 - 28.82
                               2012         --        1.15 - 2.20           1.74 - 2.47

  MIST Invesco Small Cap       2016         --        1.15 - 2.05          9.17 - 10.16
     Growth Subaccount         2015         --        1.15 - 2.05       (3.70) - (2.83)
                               2014         --        1.15 - 2.05           5.72 - 6.68
                               2013       0.22        1.15 - 2.05         37.33 - 38.57
                               2012         --        1.15 - 2.05         15.82 - 16.87

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST JPMorgan Global Active   2016     3,883,931      1.19 - 1.24       4,783,661
     Allocation Subaccount      2015     4,223,944      1.18 - 1.22       5,120,603
     (Commenced 4/30/2012)      2014     3,725,346      1.19 - 1.22       4,530,802
                                2013     3,454,086      1.14 - 1.15       3,975,793
                                2012     1,391,913             1.05       1,462,127

  MIST Loomis Sayles Global     2016       491,198     1.51 - 15.39       7,083,886
     Markets Subaccount         2015       532,833     1.46 - 14.86       7,123,043
     (Commenced 4/29/2013)      2014       584,314     1.47 - 14.85       7,804,547
                                2013       612,874    13.67 - 14.52       8,800,808

  MIST Met/Franklin Low         2016       911,794     9.60 - 10.10       9,144,097
     Duration Total Return      2015       981,341      9.61 - 9.91       9,666,742
     Subaccount                 2014     1,000,480     9.76 - 10.09      10,040,845
                                2013     1,070,341     9.86 - 10.10      10,762,551
                                2012       134,808     9.94 - 10.10       1,358,619

  MIST Met/Wellington Large     2016     1,196,833     9.05 - 12.44      14,302,701
     Cap Research Subaccount    2015     1,326,829     8.53 - 11.62      14,815,754
                                2014     1,632,849     8.34 - 11.25      17,639,903
                                2013     1,682,265     7.28 - 10.03      16,194,897
                                2012     1,978,362      5.54 - 7.55      14,314,469

  MIST MetLife Asset            2016     1,333,471    15.01 - 16.96      22,352,058
     Allocation 100 Subaccount  2015     1,602,470    14.46 - 15.75      24,955,510
                                2014     1,763,916    14.68 - 16.25      28,342,417
                                2013     2,094,855    14.28 - 15.65      32,390,256
                                2012     2,326,171    11.27 - 12.22      28,109,733

  MIST MetLife Balanced Plus    2016     1,501,126    12.50 - 13.08      19,452,040
     Subaccount                 2015     1,507,821    11.76 - 12.21      18,270,651
     (Commenced 4/30/2012)      2014     1,622,023    12.50 - 12.88      20,771,779
                                2013     1,283,328    11.63 - 11.88      15,182,172
                                2012       367,388    10.37 - 10.51       3,849,521

  MIST MetLife Multi-Index      2016       328,904    11.97 - 12.32       4,029,157
     Targeted Risk Subaccount   2015       430,933    11.70 - 11.94       5,127,702
     (Commenced 4/29/2013)      2014       233,841    12.06 - 12.23       2,855,092
                                2013        51,281    11.24 - 11.32         579,432

  MIST MFS Research             2016    28,936,781      1.32 - 1.58      44,975,903
     International Subaccount   2015    31,870,645      1.36 - 1.61      50,561,126
                                2014    35,082,889      1.42 - 1.66      57,350,296
                                2013    38,428,828      1.56 - 1.81      68,276,242
                                2012    42,650,041      1.34 - 1.53      64,290,997

  MIST Morgan Stanley Mid Cap   2016     6,229,546      1.46 - 1.79      10,900,288
     Growth Subaccount          2015     6,752,826      1.63 - 1.98      13,063,319
                                2014     7,475,690      1.75 - 2.11      15,403,174
                                2013     8,415,324      1.77 - 2.11      17,352,268
                                2012    10,129,294      1.30 - 1.54      15,201,233

                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  MIST JPMorgan Global Active   2016       2.12        1.15 - 1.95          0.92 - 1.73
     Allocation Subaccount      2015       2.76        1.15 - 1.95      (1.05) - (0.26)
     (Commenced 4/30/2012)      2014       1.12        1.15 - 1.95          4.91 - 5.75
                                2013       0.09        1.15 - 1.95          8.84 - 9.72
                                2012       0.75        1.15 - 1.95          3.30 - 3.85

  MIST Loomis Sayles Global     2016       1.65        1.15 - 2.20          2.50 - 3.58
     Markets Subaccount         2015       1.57        1.15 - 1.95        (0.73) - 0.07
     (Commenced 4/29/2013)      2014       2.18        1.15 - 2.20          1.22 - 2.28
                                2013         --        1.15 - 2.20         9.95 - 10.74

  MIST Met/Franklin Low         2016       3.01        1.15 - 2.05          1.04 - 1.95
     Duration Total Return      2015       3.06        1.15 - 1.80      (2.40) - (1.76)
     Subaccount                 2014       2.05        1.15 - 2.05      (0.99) - (0.10)
                                2013       0.94        1.15 - 2.05        (0.89) - 0.00
                                2012       1.78        1.15 - 2.05          2.27 - 3.20

  MIST Met/Wellington Large     2016       2.19        1.15 - 2.10          6.03 - 7.04
     Cap Research Subaccount    2015       0.71        1.15 - 2.10          2.32 - 3.30
                                2014       0.72        1.07 - 2.02        11.15 - 12.21
                                2013       1.26        1.15 - 2.20        31.36 - 32.75
                                2012       1.02        1.15 - 2.20        10.93 - 12.11

  MIST MetLife Asset            2016       2.33        1.15 - 2.20          6.61 - 7.73
     Allocation 100 Subaccount  2015       1.28        1.15 - 1.95      (3.90) - (3.13)
                                2014       0.74        1.15 - 2.20          2.80 - 3.89
                                2013       0.73        1.15 - 2.20        26.69 - 28.03
                                2012       0.64        1.15 - 2.20        14.19 - 15.40

  MIST MetLife Balanced Plus    2016       2.73        1.15 - 1.95          6.27 - 7.13
     Subaccount                 2015       2.19        1.15 - 1.95      (5.94) - (5.18)
     (Commenced 4/30/2012)      2014       1.58        1.15 - 1.95          7.53 - 8.39
                                2013       0.83        1.15 - 1.95        12.15 - 13.05
                                2012         --        1.15 - 1.95          4.25 - 4.82

  MIST MetLife Multi-Index      2016       1.23        1.15 - 1.85          2.45 - 3.17
     Targeted Risk Subaccount   2015       1.14        1.15 - 1.80      (2.97) - (2.34)
     (Commenced 4/29/2013)      2014         --        1.15 - 1.80          7.31 - 8.01
                                2013       0.44        1.15 - 1.80          4.28 - 4.74

  MIST MFS Research             2016       2.00        1.15 - 2.20      (3.03) - (2.01)
     International Subaccount   2015       2.70        1.15 - 2.20      (3.91) - (2.90)
                                2014       2.24        1.15 - 2.20      (8.97) - (8.01)
                                2013       2.58        1.15 - 2.20        16.66 - 17.89
                                2012       1.90        1.15 - 2.20        14.16 - 15.37

  MIST Morgan Stanley Mid Cap   2016         --        1.15 - 2.20     (10.45) - (9.51)
     Growth Subaccount          2015         --        1.15 - 2.20      (7.09) - (6.11)
                                2014         --        1.15 - 2.20      (1.18) - (0.14)
                                2013       0.64        1.15 - 2.20        36.00 - 37.43
                                2012         --        1.15 - 2.20          6.89 - 8.03

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  MIST Oppenheimer Global         2016       911,102    22.00 - 27.10      24,203,904
     Equity Subaccount            2015       872,567    22.44 - 27.35      23,400,267
                                  2014       966,620    22.07 - 26.62      25,199,517
                                  2013     1,083,733    22.09 - 26.36      27,920,840
                                  2012     1,026,930    17.76 - 20.98      21,023,383

  MIST PanAgora Global            2016     1,970,183      1.04 - 1.06       2,093,110
     Diversified Risk Subaccount  2015       293,224             0.97         284,111
     (Commenced 4/28/2014)        2014        14,262             1.04          14,785

  MIST PIMCO Inflation            2016     2,829,259    13.26 - 15.09      41,977,421
     Protected Bond Subaccount    2015     3,177,227    12.73 - 14.54      45,457,474
                                  2014     3,727,827    13.43 - 15.18      55,660,905
                                  2013     4,389,955    13.35 - 14.93      64,470,336
                                  2012     5,518,601    15.04 - 16.64      90,359,849

  MIST PIMCO Total Return         2016    92,864,031      1.57 - 1.85     168,834,685
     Subaccount                   2015   105,923,533      1.56 - 1.83     190,048,473
                                  2014   122,757,729      1.60 - 1.85     222,814,774
                                  2013   143,046,103      1.57 - 1.79     252,169,121
                                  2012   154,390,105      1.63 - 1.85     280,763,140

  MIST Pyramis Government         2016       224,765    10.48 - 10.96       2,449,387
     Income Subaccount            2015       307,368    10.54 - 10.95       3,339,146
     (Commenced 4/30/2012)        2014       165,422    10.70 - 11.02       1,808,773
                                  2013       137,416    10.15 - 10.37       1,416,691
                                  2012        98,388    10.84 - 10.99       1,078,256

  MIST Pyramis Managed Risk       2016       190,764    11.38 - 11.67       2,220,239
     Subaccount                   2015       207,311    11.10 - 11.29       2,335,480
     (Commenced 4/29/2013)        2014        87,934    11.44 - 11.57       1,015,117
                                  2013        41,171    10.74 - 10.77         443,128

  MIST Schroders Global           2016     2,673,147      1.22 - 1.27       3,382,168
     Multi-Asset Subaccount       2015     2,639,201      1.18 - 1.22       3,196,224
     (Commenced 4/30/2012)        2014     2,803,157      1.21 - 1.24       3,468,177
                                  2013     2,274,941      1.15 - 1.16       2,644,387
                                  2012     1,242,122      1.06 - 1.07       1,328,035

  MIST SSGA Growth and Income     2016     3,714,573    14.27 - 15.61      57,448,848
     ETF Subaccount               2015     4,138,678    13.75 - 14.93      61,256,022
                                  2014     4,444,850    14.31 - 15.41      67,926,805
                                  2013     4,805,421    13.79 - 14.73      70,251,765
                                  2012     5,112,036    12.45 - 13.19      66,981,641

  MIST SSGA Growth ETF            2016     2,885,442    14.07 - 15.57      44,547,036
     Subaccount                   2015     3,158,936    13.58 - 14.74      46,182,726
                                  2014     3,400,264    14.04 - 15.26      51,467,013
                                  2013     3,533,099    13.60 - 14.65      51,363,420
                                  2012     3,096,331    11.76 - 12.55      38,545,404

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MIST Oppenheimer Global         2016       0.93        1.15 - 2.20       (1.95) - (0.92)
     Equity Subaccount            2015       0.94        1.15 - 2.20           1.67 - 2.75
                                  2014       0.84        1.05 - 2.10         (0.08) - 0.97
                                  2013       1.61        1.15 - 2.20         24.35 - 25.66
                                  2012       1.38        1.15 - 2.20         18.53 - 19.78

  MIST PanAgora Global            2016       3.27        1.15 - 1.85           9.09 - 9.85
     Diversified Risk Subaccount  2015       0.29        1.15 - 1.35       (6.74) - (6.56)
     (Commenced 4/28/2014)        2014       0.26               1.25                  3.68

  MIST PIMCO Inflation            2016         --        1.15 - 2.10           2.80 - 3.78
     Protected Bond Subaccount    2015       4.91        1.15 - 2.20       (5.22) - (4.22)
                                  2014       1.54        1.15 - 2.20           0.65 - 1.72
                                  2013       2.27        1.15 - 2.20     (11.25) - (10.31)
                                  2012       2.98        1.15 - 2.20           6.74 - 7.88

  MIST PIMCO Total Return         2016       2.55        1.15 - 2.20           0.38 - 1.44
     Subaccount                   2015       5.27        1.15 - 2.20       (2.17) - (1.14)
                                  2014       2.36        1.15 - 2.20           1.92 - 3.00
                                  2013       4.23        1.15 - 2.20       (4.05) - (3.04)
                                  2012       3.14        1.15 - 2.20           6.88 - 8.02

  MIST Pyramis Government         2016       2.05        1.15 - 1.95         (0.64) - 0.16
     Income Subaccount            2015       1.91        1.15 - 1.95       (1.51) - (0.72)
     (Commenced 4/30/2012)        2014       2.22        1.15 - 1.95           5.48 - 6.33
                                  2013       1.81        1.15 - 1.95       (6.36) - (5.61)
                                  2012         --        1.15 - 1.95           1.17 - 1.72

  MIST Pyramis Managed Risk       2016       0.73        1.15 - 1.85           2.65 - 3.37
     Subaccount                   2015       0.69        1.15 - 1.80       (3.01) - (2.38)
     (Commenced 4/29/2013)        2014         --        1.15 - 1.80           6.70 - 7.40
                                  2013       1.22        1.15 - 1.60           5.12 - 5.43

  MIST Schroders Global           2016       1.36        1.15 - 1.95           3.61 - 4.44
     Multi-Asset Subaccount       2015       0.95        1.15 - 1.95       (2.79) - (2.01)
     (Commenced 4/30/2012)        2014       1.22        1.15 - 1.95           5.66 - 6.51
                                  2013       0.01        1.15 - 1.95           7.98 - 8.85
                                  2012       1.54        1.15 - 1.95           5.29 - 5.86

  MIST SSGA Growth and Income     2016       2.36        1.15 - 1.95           3.74 - 4.57
     ETF Subaccount               2015       2.29        1.15 - 1.95       (3.86) - (3.08)
                                  2014       2.22        1.15 - 1.95           3.77 - 4.60
                                  2013       2.50        1.15 - 1.95         10.75 - 11.64
                                  2012       2.36        1.15 - 1.95         10.66 - 11.55

  MIST SSGA Growth ETF            2016       2.15        1.15 - 2.05           4.71 - 5.66
     Subaccount                   2015       2.04        1.15 - 1.95       (4.20) - (3.43)
                                  2014       1.90        1.15 - 2.05           3.24 - 4.17
                                  2013       2.07        1.15 - 2.05         15.68 - 16.72
                                  2012       1.92        1.15 - 2.05         12.69 - 13.71

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                     ------------  ----------------  -------------
  MIST T. Rowe Price Mid Cap   2016    38,550,602       1.66 - 1.96     73,965,658
     Growth Subaccount         2015    43,791,124       1.59 - 1.86     80,078,060
                               2014    49,399,451       1.53 - 1.77     85,709,579
                               2013    55,061,813       1.38 - 1.58     85,764,588
                               2012    63,335,359       1.04 - 1.17     73,147,138

  MSF Baillie Gifford          2016    24,386,630       1.15 - 1.49     34,962,106
     International Stock       2015    27,742,965       1.13 - 1.43     38,235,379
     Subaccount                2014    31,149,863       1.17 - 1.48     44,356,217
                               2013    34,523,112       1.19 - 1.54     51,433,878
                               2012    38,951,302       1.06 - 1.35     50,921,452

  MSF Barclays Aggregate Bond  2016    27,866,965       1.44 - 1.75     47,526,945
     Index Subaccount          2015    29,634,168       1.51 - 1.73     50,066,734
                               2014    32,084,403       1.47 - 1.75     54,897,351
                               2013    35,166,715       1.43 - 1.68     57,720,818
                               2012    37,737,914       1.50 - 1.74     64,276,772

  MSF BlackRock Bond Income    2016    12,121,638       4.95 - 6.68     76,990,690
     Subaccount                2015    13,462,692       4.91 - 6.57     84,177,107
                               2014    14,885,595       4.99 - 6.62     93,750,166
                               2013    16,334,076       4.70 - 6.26     97,412,829
                               2012    18,015,817       4.64 - 6.40    109,634,389

  MSF BlackRock Capital        2016    12,540,493       2.46 - 5.01     61,053,549
     Appreciation Subaccount   2015    13,808,625       2.50 - 5.07     68,080,443
                               2014    15,897,586       2.39 - 4.83     74,762,622
                               2013    19,170,461       2.22 - 4.50     83,923,630
                               2012    22,736,619       1.68 - 3.39     75,225,794

  MSF BlackRock Large Cap      2016    17,924,085       1.68 - 1.99     34,659,666
     Value Subaccount          2015    21,373,396       1.45 - 1.70     35,427,902
                               2014    24,119,676       1.59 - 1.83     43,113,362
                               2013    27,136,141       1.48 - 1.69     44,710,234
                               2012    28,641,252       1.15 - 1.30     36,219,149

  MSF BlackRock Ultra-Short    2016    14,679,482       1.78 - 2.33     32,813,336
     Term Bond Subaccount      2015    17,226,292       1.82 - 2.35     38,765,108
                               2014    19,586,167       1.71 - 2.39     44,665,731
                               2013    24,312,164       1.75 - 2.42     56,018,696
                               2012    27,081,624       1.79 - 2.45     63,129,311

  MSF Frontier Mid Cap Growth  2016       145,604     58.13 - 75.26     10,585,331
     Subaccount                2015       162,702     56.43 - 72.40     11,299,529
                               2014       193,362     53.93 - 71.38     13,173,590
                               2013       227,192     49.72 - 65.12     14,115,648
                               2012       259,318     38.38 - 49.74     12,302,094

  MSF Jennison Growth          2016    20,055,574       0.80 - 0.95     18,435,535
     Subaccount                2015    22,075,873       0.82 - 0.96     20,604,963
                               2014    24,233,615       0.76 - 0.88     20,690,541
                               2013    28,011,321       0.70 - 0.81     22,243,582
                               2012    34,186,891       0.53 - 0.60     20,116,086

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  MIST T. Rowe Price Mid Cap   2016         --        1.15 - 2.20          3.90 - 5.00
     Growth Subaccount         2015         --        1.15 - 2.20          4.35 - 5.45
                               2014         --        1.15 - 2.20        10.32 - 11.49
                               2013       0.21        1.15 - 2.20        33.61 - 35.02
                               2012         --        1.15 - 2.20        11.20 - 12.38

  MSF Baillie Gifford          2016       1.45        1.15 - 2.10          2.92 - 4.04
     International Stock       2015       1.52        1.15 - 2.10      (4.18) - (3.27)
     Subaccount                2014       1.30        1.15 - 2.10      (5.30) - (4.30)
                               2013       1.49        1.15 - 2.20        12.63 - 13.99
                               2012       1.20        1.15 - 2.20        16.76 - 18.02

  MSF Barclays Aggregate Bond  2016       2.58        1.15 - 2.20        (0.08) - 0.97
     Index Subaccount          2015       2.73        1.15 - 1.95      (1.84) - (1.05)
                               2014       2.86        1.15 - 2.20          3.18 - 4.27
                               2013       3.46        1.15 - 2.20      (4.65) - (3.65)
                               2012       3.59        1.15 - 2.20          1.36 - 2.43

  MSF BlackRock Bond Income    2016       3.02        1.15 - 2.00          0.83 - 1.74
     Subaccount                2015       3.67        1.15 - 2.00      (1.65) - (0.76)
                               2014       3.32        1.15 - 2.00          4.69 - 5.65
                               2013       3.89        1.15 - 2.05      (3.02) - (2.10)
                               2012       2.58        1.15 - 2.20          4.94 - 6.10

  MSF BlackRock Capital        2016         --        1.15 - 2.10      (2.17) - (1.20)
     Appreciation Subaccount   2015         --        1.15 - 2.10          3.86 - 4.89
                               2014       0.03        1.15 - 2.20          6.27 - 7.50
                               2013       0.75        1.15 - 2.20        30.99 - 32.51
                               2012       0.22        1.15 - 2.20        11.58 - 12.86

  MSF BlackRock Large Cap      2016       1.44        1.15 - 2.20        15.53 - 16.79
     Value Subaccount          2015       1.59        1.15 - 2.20      (8.22) - (7.14)
                               2014       1.10        1.15 - 2.20          7.31 - 8.53
                               2013       1.18        1.15 - 2.20        28.88 - 30.38
                               2012       1.44        1.15 - 2.20        11.48 - 12.83

  MSF BlackRock Ultra-Short    2016       0.01        1.15 - 1.95      (1.82) - (1.00)
     Term Bond Subaccount      2015         --        1.15 - 1.95      (1.93) - (1.14)
                               2014         --        1.15 - 2.20      (2.18) - (1.14)
                               2013         --        1.15 - 2.20      (2.18) - (1.14)
                               2012         --        1.15 - 2.20      (2.19) - (1.15)

  MSF Frontier Mid Cap Growth  2016         --        1.15 - 2.05          3.02 - 3.96
     Subaccount                2015         --        1.15 - 2.05          0.52 - 1.43
                               2014         --        1.15 - 2.20          8.46 - 9.61
                               2013       1.12        1.15 - 2.20        29.55 - 30.92
                               2012         --        1.15 - 2.20          8.27 - 9.42

  MSF Jennison Growth          2016       0.07        1.15 - 2.10      (2.16) - (1.16)
     Subaccount                2015       0.06        1.15 - 2.10          8.30 - 9.40
                               2014       0.07        1.15 - 2.10          6.54 - 7.61
                               2013       0.26        1.15 - 2.20        33.93 - 35.34
                               2012       0.05        1.15 - 2.20       (4.51) - 14.25

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      -----------  ---------------  --------------
  MSF Loomis Sayles Small Cap  2016    11,536,783      5.53 - 6.92      77,231,735
     Core Subaccount           2015    13,142,049      4.60 - 5.88      74,762,807
                               2014    15,202,871      4.78 - 6.04      88,938,080
                               2013    17,829,467      4.72 - 5.90     101,863,059
                               2012    20,692,464      3.43 - 4.24      84,979,664

  MSF Loomis Sayles Small Cap  2016    11,235,020      1.59 - 1.88      20,776,619
     Growth Subaccount         2015    12,924,156      1.54 - 1.79      22,790,813
                               2014    15,057,281      1.55 - 1.79      26,507,182
                               2013    16,983,884      1.57 - 1.79      29,937,334
                               2012    19,740,364      1.08 - 1.22      23,754,198

  MSF Met/Artisan Mid Cap      2016    18,907,688      4.41 - 5.52     100,497,993
     Value Subaccount          2015    21,551,878      3.48 - 4.55      94,425,561
                               2014    24,196,924      3.93 - 5.09     118,669,726
                               2013    28,625,432      3.95 - 5.06     139,622,050
                               2012    33,885,499      2.96 - 3.74     122,364,566

  MSF Met/Wellington Balanced  2016       163,665    48.79 - 67.20      10,593,965
     Subaccount                2015       134,747    50.30 - 63.69       8,194,678
                               2014       143,973    46.69 - 62.98       8,642,661
                               2013       165,341    43.28 - 57.77       9,114,958
                               2012       179,353    36.79 - 48.58       8,310,586

  MSF Met/Wellington Core      2016    39,390,385      4.66 - 5.68     216,138,131
     Equity Opportunities      2015    45,734,551      4.21 - 5.36     237,055,645
     Subaccount                2014    53,857,693      4.21 - 5.31     276,231,796
                               2013    65,387,642      3.90 - 4.86     307,249,171
                               2012    76,453,047      2.99 - 3.68     272,302,821

  MSF MetLife Asset            2016     3,775,874    13.38 - 14.87      55,259,597
     Allocation 20 Subaccount  2015     4,238,251    13.21 - 14.39      60,016,928
                               2014     4,775,040    13.22 - 14.64      68,920,141
                               2013     5,660,242    12.94 - 14.18      79,132,085
                               2012     7,292,959    12.68 - 13.75      99,014,719

  MSF MetLife Asset            2016     7,393,613    14.26 - 15.84     115,389,966
     Allocation 40 Subaccount  2015     8,308,559    13.72 - 15.10     123,735,009
                               2014     9,854,354    14.16 - 15.44     150,208,135
                               2013    11,364,982    13.77 - 14.89     167,044,283
                               2012    12,239,273    12.53 - 13.58     164,236,003

  MSF MetLife Asset            2016    25,823,624    14.65 - 16.56     421,701,054
     Allocation 60 Subaccount  2015    29,181,489    13.98 - 15.64     450,175,674
                               2014    33,947,563    14.48 - 16.03     536,980,259
                               2013    38,014,221    14.09 - 15.43     579,666,964
                               2012    40,075,386    12.21 - 13.23     524,607,576

  MSF MetLife Asset            2016    36,108,562    15.34 - 17.04     607,345,164
     Allocation 80 Subaccount  2015    39,963,794    14.25 - 15.94     628,500,710
                               2014    43,837,426    14.82 - 16.40     709,612,314
                               2013    46,754,770    14.40 - 15.77     728,399,299
                               2012    50,296,027    11.84 - 12.83     638,284,894

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF Loomis Sayles Small Cap  2016       0.17        1.15 - 2.05         16.56 - 17.73
     Core Subaccount           2015       0.05        1.15 - 2.20       (3.88) - (2.77)
                               2014       0.01        1.15 - 2.20           1.25 - 2.42
                               2013       0.31        1.15 - 2.20         37.63 - 39.22
                               2012         --        1.15 - 2.20         11.77 - 13.07

  MSF Loomis Sayles Small Cap  2016         --        1.15 - 2.20           3.74 - 4.83
     Growth Subaccount         2015         --        1.15 - 2.20         (0.78) - 0.27
                               2014         --        1.15 - 2.20       (1.26) - (0.22)
                               2013         --        1.15 - 2.20         45.15 - 46.68
                               2012         --        1.15 - 2.20           8.47 - 9.62

  MSF Met/Artisan Mid Cap      2016       0.95        1.15 - 2.10         20.23 - 21.37
     Value Subaccount          2015       1.02        1.15 - 2.20     (11.63) - (10.61)
                               2014       0.60        1.15 - 2.20         (0.54) - 0.61
                               2013       0.85        1.15 - 2.20         33.54 - 35.09
                               2012       0.87        1.15 - 2.20          9.14 - 10.41

  MSF Met/Wellington Balanced  2016       2.34        1.15 - 2.20           4.42 - 5.52
     Subaccount                2015       1.68        1.15 - 1.95           0.32 - 1.13
                               2014       1.75        1.15 - 2.20           7.88 - 9.02
                               2013       2.25        1.15 - 2.20         17.66 - 18.90
                               2012       2.02        1.15 - 2.20          9.66 - 10.82

  MSF Met/Wellington Core      2016       1.47        1.15 - 1.95           4.99 - 5.93
     Equity Opportunities      2015       1.61        1.15 - 2.20         (0.08) - 1.10
     Subaccount                2014       0.55        1.15 - 2.20           7.95 - 9.18
                               2013       1.25        1.15 - 2.20         30.46 - 32.00
                               2012       0.68        1.15 - 2.20         10.15 - 11.41

  MSF MetLife Asset            2016       3.21        1.15 - 2.05           2.41 - 3.33
     Allocation 20 Subaccount  2015       2.10        1.15 - 1.95       (2.51) - (1.72)
                               2014       3.97        1.15 - 2.20           2.20 - 3.28
                               2013       3.02        1.15 - 2.20           2.02 - 3.09
                               2012       3.11        1.15 - 2.20           6.79 - 7.92

  MSF MetLife Asset            2016       3.54        1.15 - 2.05           3.94 - 4.87
     Allocation 40 Subaccount  2015       0.28        1.15 - 2.05       (3.08) - (2.20)
                               2014       2.88        1.15 - 2.05           2.80 - 3.73
                               2013       2.52        1.15 - 2.05           8.67 - 9.66
                               2012       2.90        1.15 - 2.20          9.02 - 10.18

  MSF MetLife Asset            2016       3.15        1.15 - 2.20           4.77 - 5.88
     Allocation 60 Subaccount  2015       0.53        1.15 - 2.20       (3.42) - (2.40)
                               2014       2.08        1.15 - 2.20           2.76 - 3.85
                               2013       1.93        1.15 - 2.20         15.42 - 16.64
                               2012       2.31        1.15 - 2.20         10.76 - 11.94

  MSF MetLife Asset            2016       2.94        1.15 - 2.05           5.95 - 6.90
     Allocation 80 Subaccount  2015       0.33        1.15 - 2.20       (3.84) - (2.82)
                               2014       1.61        1.15 - 2.20           2.94 - 4.02
                               2013       1.45        1.15 - 2.20         21.61 - 22.89
                               2012       1.91        1.15 - 2.20         12.86 - 14.06

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MSF MetLife Mid Cap Stock    2016    13,747,826      2.85 - 3.25      43,844,511
     Index Subaccount          2015    14,931,760      2.42 - 2.73      40,115,383
                               2014    16,872,248      2.53 - 2.84      47,120,563
                               2013    19,063,379      2.28 - 2.63      49,300,976
                               2012    21,850,416      1.76 - 2.00      43,051,751

  MSF MetLife Stock Index      2016     9,214,312      6.01 - 7.44      66,461,194
     Subaccount                2015    10,221,981      5.51 - 6.76      66,987,285
                               2014    11,389,111      5.23 - 6.78      74,895,370
                               2013    12,521,936      4.73 - 6.06      73,596,932
                               2012    13,877,297      3.67 - 4.66      62,563,406

  MSF MFS Total Return         2016     4,690,976     5.27 - 68.50      41,534,107
     Subaccount                2015     5,092,815     4.94 - 63.68      42,147,849
                               2014     5,985,507     4.92 - 64.74      49,656,232
                               2013     7,358,832     4.65 - 60.50      56,360,705
                               2012     8,158,061     4.00 - 51.61      53,660,070

  MSF MFS Value Subaccount     2016    33,094,397     1.43 - 15.38      83,454,614
                               2015    36,537,619     1.27 - 13.63      81,600,868
                               2014    41,049,457     1.29 - 13.84      93,384,518
                               2013    47,559,233     1.18 - 12.67      99,910,703
                               2012    37,585,526      1.21 - 1.42      51,957,406

  MSF MSCI EAFE Index          2016    23,674,525      1.25 - 1.44      33,566,237
     Subaccount                2015    25,735,466      1.26 - 1.45      36,558,314
                               2014    27,616,552      1.30 - 1.48      40,202,603
                               2013    30,060,411      1.36 - 1.60      47,208,525
                               2012    32,831,212      1.15 - 1.33      42,868,013

  MSF Neuberger Berman         2016    28,635,237      2.56 - 3.01      84,216,626
     Genesis Subaccount        2015    32,335,434      2.21 - 2.57      81,246,266
                               2014    37,570,344      2.24 - 2.59      95,137,635
                               2013    44,237,122      2.06 - 2.62     113,610,753
                               2012    42,307,991      1.66 - 1.92      79,566,362

  MSF Russell 2000 Index       2016    12,703,540      2.71 - 3.22      40,051,863
     Subaccount                2015    13,681,999      2.35 - 2.70      36,091,688
                               2014    15,415,616      2.51 - 2.86      43,088,125
                               2013    17,763,527      2.35 - 2.76      47,935,785
                               2012    20,477,220      1.74 - 2.02      40,442,242

  MSF T. Rowe Price Large Cap  2016    23,711,092     2.23 - 26.46      62,795,223
     Growth Subaccount         2015    25,756,209     2.24 - 26.39      67,939,647
                               2014    29,309,827     2.07 - 24.18      70,710,117
                               2013    33,495,559     1.95 - 22.50      75,081,697
                               2012    23,635,941      1.44 - 1.67      38,514,439

  MSF T. Rowe Price Small Cap  2016     7,998,685      2.94 - 3.62      28,266,179
     Growth Subaccount         2015     8,514,997      2.69 - 3.28      27,325,553
                               2014     9,061,974      2.69 - 3.24      28,694,594
                               2013    10,399,904      2.58 - 3.07      31,191,510
                               2012    11,139,207      1.83 - 2.16      23,444,285

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  MSF MetLife Mid Cap Stock    2016       1.04        1.15 - 1.95        17.82 - 18.76
     Index Subaccount          2015       0.94        1.15 - 1.95      (4.50) - (3.73)
                               2014       0.84        1.15 - 1.95          7.12 - 7.98
                               2013       0.97        1.15 - 2.20        29.94 - 31.31
                               2012       0.77        1.15 - 2.20        14.76 - 15.98

  MSF MetLife Stock Index      2016       1.82        1.15 - 1.95         9.23 - 10.11
     Subaccount                2015       1.53        1.15 - 1.95      (1.04) - (0.24)
                               2014       1.52        1.15 - 2.20        10.64 - 11.81
                               2013       1.69        1.15 - 2.20        28.83 - 30.19
                               2012       1.62        1.15 - 2.20        12.90 - 14.10

  MSF MFS Total Return         2016       2.70        1.15 - 2.10          6.66 - 7.68
     Subaccount                2015       2.41        1.15 - 2.10      (2.47) - (1.54)
                               2014       2.26        1.15 - 2.20          6.01 - 7.12
                               2013       2.42        1.15 - 2.20        16.12 - 17.34
                               2012       2.71        1.15 - 2.20         8.87 - 10.03

  MSF MFS Value Subaccount     2016       2.10        1.15 - 2.20        11.61 - 12.90
                               2015       2.55        1.15 - 2.20      (2.53) - (1.41)
                               2014       1.59        1.15 - 2.20          8.16 - 9.36
                               2013       1.17        1.15 - 2.20        18.00 - 34.08
                               2012       1.79        1.15 - 2.20        13.77 - 15.06

  MSF MSCI EAFE Index          2016       2.41        1.15 - 1.95      (0.95) - (0.15)
     Subaccount                2015       3.04        1.15 - 1.95      (3.19) - (2.41)
                               2014       2.39        1.15 - 1.95      (8.08) - (7.34)
                               2013       2.92        1.15 - 2.20        18.88 - 20.13
                               2012       2.93        1.15 - 2.20        15.44 - 16.67

  MSF Neuberger Berman         2016       0.29        1.15 - 2.10        15.99 - 17.18
     Genesis Subaccount        2015       0.24        1.15 - 2.10      (1.66) - (0.72)
                               2014       0.25        1.15 - 2.10      (2.32) - (1.33)
                               2013       0.57        1.15 - 2.20        25.75 - 36.79
                               2012       0.21        1.15 - 2.20          7.35 - 8.64

  MSF Russell 2000 Index       2016       1.17        1.15 - 2.10        18.45 - 19.58
     Subaccount                2015       0.99        1.15 - 1.95      (6.34) - (5.58)
                               2014       0.97        1.15 - 1.95          2.76 - 3.58
                               2013       1.39        1.15 - 2.20        35.18 - 36.60
                               2012       0.95        1.15 - 2.20        13.51 - 14.72

  MSF T. Rowe Price Large Cap  2016         --        1.15 - 2.20        (0.68) - 0.37
     Growth Subaccount         2015         --        1.15 - 2.20          8.11 - 9.25
                               2014         --        1.15 - 2.20          6.46 - 7.58
                               2013       0.06        1.15 - 2.20        35.75 - 37.18
                               2012         --        1.15 - 2.20        16.08 - 17.31

  MSF T. Rowe Price Small Cap  2016       0.03        1.15 - 2.20         9.06 - 10.21
     Growth Subaccount         2015         --        1.15 - 2.20          0.23 - 1.29
                               2014         --        1.15 - 2.20          4.33 - 5.43
                               2013       0.14        1.15 - 2.20        41.04 - 42.52
                               2012         --        1.15 - 2.20        13.37 - 14.58

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Western Asset              2016    40,684,432     2.61 - 31.45     133,277,778
     Management Strategic Bond   2015    26,049,445      2.46 - 3.13      78,624,584
     Opportunities Subaccount    2014    29,728,141      2.56 - 3.23      92,517,493
                                 2013    33,895,692      2.49 - 3.10     101,309,175
                                 2012    36,941,346      2.52 - 3.11     110,686,505

  MSF Western Asset              2016    26,401,824      1.53 - 1.93      49,016,429
     Management U.S. Government  2015    29,385,310      1.56 - 1.93      54,626,884
     Subaccount                  2014    34,254,156      1.57 - 1.94      64,144,486
                                 2013    38,768,390      1.54 - 1.91      71,587,134
                                 2012    42,979,225      1.58 - 1.95      80,898,906

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF Western Asset              2016       1.80        1.15 - 2.20          4.02 - 7.23
     Management Strategic Bond   2015       4.93        1.15 - 2.20      (4.13) - (3.02)
     Opportunities Subaccount    2014       5.31        1.15 - 2.20          3.00 - 4.19
                                 2013       4.88        1.15 - 2.20      (1.37) - (0.22)
                                 2012       3.48        1.15 - 2.20         8.86 - 10.02

  MSF Western Asset              2016       2.41        1.15 - 2.20        (1.03) - 0.04
     Management U.S. Government  2015       2.11        1.15 - 2.10      (1.73) - (0.75)
     Subaccount                  2014       1.77        1.15 - 2.20          0.33 - 1.43
                                 2013       1.99        1.15 - 2.20      (3.06) - (1.88)
                                 2012       1.95        1.15 - 2.20          0.79 - 1.98

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Subaccounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

New England Life Insurance Company and Subsidiary

Consolidated Financial Statements

As of December 31, 2016 and 2015 and for the Years Ended December 31, 2016, 2015 and 2014 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of New England Life Insurance Company:

We have audited the accompanying consolidated financial statements of New England Life Insurance Company and its former subsidiary (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the consolidated balance sheets as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of New England Life Insurance Company and its former subsidiary as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the consolidated financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. Our opinion is not modified with respect to this matter.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 17, 2017

               New England Life Insurance Company and Subsidiary

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                                               2016         2015
                                                                                           ------------ ------------
Assets
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $1,425 and $1,495, respectively)....................................................... $      1,489 $      1,535
  Mortgage loans (net of valuation allowances of $0 and $1, respectively).................           87          121
  Policy loans............................................................................          424          427
  Real estate joint ventures..............................................................           --            4
  Other limited partnership interests.....................................................            3            4
  Short-term investments, at estimated fair value.........................................           16           37
  Other invested assets...................................................................           33           32
                                                                                           ------------ ------------
    Total investments.....................................................................        2,052        2,160
Cash and cash equivalents.................................................................           12           25
Accrued investment income.................................................................           25           27
Premiums, reinsurance and other receivables...............................................        1,149        1,115
Deferred policy acquisition costs.........................................................          583          621
Current income tax recoverable............................................................            2           --
Other assets..............................................................................           19           25
Separate account assets...................................................................        7,696        7,920
                                                                                           ------------ ------------
     Total assets......................................................................... $     11,538 $     11,893
                                                                                           ============ ============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................... $        729 $        734
Policyholder account balances.............................................................        1,229        1,080
Other policy-related balances.............................................................          331          351
Policyholder dividends payable............................................................            2            3
Payables for collateral under derivative transactions.....................................           19           15
Current income tax payable................................................................           --            4
Deferred income tax liability.............................................................          104          126
Other liabilities.........................................................................          475          474
Separate account liabilities..............................................................        7,696        7,920
                                                                                           ------------ ------------
     Total liabilities....................................................................       10,585       10,707
                                                                                           ------------ ------------
Contingencies, Commitments and Guarantees (Note 13)
Stockholder's Equity
Common stock, par value $125 per share; 50,000 shares authorized; 20,000 shares issued
 and outstanding..........................................................................            3            3
Additional paid-in capital................................................................          453          450
Retained earnings.........................................................................          465          717
Accumulated other comprehensive income (loss).............................................           32           16
                                                                                           ------------ ------------
     Total stockholder's equity...........................................................          953        1,186
                                                                                           ------------ ------------
     Total liabilities and stockholder's equity........................................... $     11,538 $     11,893
                                                                                           ============ ============

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                      2016       2015       2014
                                                   ---------  ---------  ---------
Revenues
Premiums.......................................... $      43  $      43  $      49
Universal life and investment-type product policy
  fees............................................       246        259        258
Net investment income.............................       108        110        109
Other revenues....................................        (7)        (9)       250
Net investment gains (losses).....................       (11)         2         (5)
Net derivative gains (losses).....................       (81)        56        170
                                                   ---------  ---------  ---------
  Total revenues..................................       298        461        831
                                                   ---------  ---------  ---------
Expenses
Policyholder benefits and claims..................       107        120        119
Interest credited to policyholder account balances        34         34         33
Policyholder dividends............................         5          6          6
Amortization of deferred policy acquisition costs.        41         54         89
Other expenses....................................        68         41        254
                                                   ---------  ---------  ---------
  Total expenses..................................       255        255        501
                                                   ---------  ---------  ---------
Income (loss) before provision for income tax.....        43        206        330
Provision for income tax expense (benefit)........        --         59         97
                                                   ---------  ---------  ---------
Net income (loss)................................. $      43  $     147  $     233
                                                   =========  =========  =========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                        2016       2015       2014
                                                                      --------  ---------  ---------
Net income (loss).................................................... $     43  $     147  $     233
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........       23        (73)        71
 Unrealized gains (losses) on derivatives............................       (1)         6          9
 Defined benefit plans adjustment....................................        3         (6)        11
                                                                      --------  ---------  ---------
Other comprehensive income (loss), before income tax.................       25        (73)        91
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................       (9)        26        (32)
                                                                      --------  ---------  ---------
Other comprehensive income (loss), net of income tax.................       16        (47)        59
                                                                      --------  ---------  ---------
Comprehensive income (loss).......................................... $     59  $     100  $     292
                                                                      ========  =========  =========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                    Accumulated
                                                            Additional                 Other         Total
                                                   Common    Paid-in    Retained   Comprehensive Stockholder's
                                                   Stock     Capital    Earnings   Income (Loss)    Equity
                                                  --------- ---------- ----------  ------------- -------------
Balance at December 31, 2013..................... $       3 $     450  $      685  $          4   $     1,142
Dividend paid to Metropolitan Life Insurance
 Company.........................................                            (114)                       (114)
Dividend of subsidiary (Note 2)..................                             (35)                        (35)
Net income (loss)................................                             233                         233
Other comprehensive income (loss), net of income
 tax.............................................                                            59            59
                                                  --------- ---------  ----------  ------------   -----------
Balance at December 31, 2014.....................         3       450         769            63         1,285
Dividend paid to Metropolitan Life Insurance
 Company.........................................                            (199)                       (199)
Net income (loss)................................                             147                         147
Other comprehensive income (loss), net of income
 tax.............................................                                           (47)          (47)
                                                  --------- ---------  ----------  ------------   -----------
Balance at December 31, 2015.....................         3       450         717            16         1,186
Capital contributions from MetLife, Inc..........                   3                                       3
Dividend paid to MetLife, Inc....................                            (295)                       (295)
Net income (loss)................................                              43                          43
Other comprehensive income (loss), net of income
 tax.............................................                                            16            16
                                                  --------- ---------  ----------  ------------   -----------
Balance at December 31, 2016..................... $       3 $     453  $      465  $         32   $       953
                                                  ========= =========  ==========  ============   ===========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                             2016     2015     2014
                                                                                           -------  -------  -------
Cash flows from operating activities
Net income (loss)......................................................................... $    43  $   147  $   233
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Depreciation and amortization expenses...................................................       2        1        2
 Amortization of premiums and accretion of discounts associated with investments, net.....      (4)      (6)      (4)
 (Gains) losses on investments, net.......................................................      11       (2)       5
 (Gains) losses on derivatives, net.......................................................      96      (41)    (175)
 (Income) loss from equity method investments, net of dividends or distributions..........      --       --        1
 Interest credited to policyholder account balances.......................................      34       34       33
 Universal life and investment-type product policy fees...................................    (246)    (259)    (258)
 Change in accrued investment income......................................................       2       --       --
 Change in premiums, reinsurance and other receivables....................................     (20)      21     (216)
 Change in deferred policy acquisition costs, net.........................................      37       54       70
 Change in income tax.....................................................................     (35)      --       45
 Change in other assets...................................................................      98      115      101
 Change in insurance-related liabilities and other policy-related balances................     (16)      14      (11)
 Change in other liabilities..............................................................       4      (24)     170
                                                                                           -------  -------  -------
Net cash provided by (used in) operating activities.......................................       6       54       (4)
                                                                                           -------  -------  -------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................     670      543      499
 Mortgage loans...........................................................................      43       22       21
 Real estate joint ventures...............................................................       4       --       --
 Other limited partnership interests......................................................      --        1       --
Purchases of:
 Fixed maturity securities................................................................    (610)    (555)    (408)
 Mortgage loans...........................................................................      (9)     (10)     (30)
 Other limited partnership interests......................................................      --       --       (1)
Cash received in connection with freestanding derivatives.................................       2        3        5
Cash paid in connection with freestanding derivatives.....................................      (1)      (2)      (5)
Dividend of subsidiary....................................................................      --       --      (49)
Net change in policy loans................................................................       3       (5)      (6)
Net change in short-term investments......................................................      21       27      (41)
                                                                                           -------  -------  -------
Net cash provided by (used in) investing activities....................................... $   123  $    24  $   (15)
                                                                                           -------  -------  -------

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                         2016      2015      2014
                                                                       --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.............................................................  $   255   $   251   $   243
 Withdrawals..........................................................     (109)     (125)     (139)
Net change in payables for collateral under derivative transactions...        4         5         7
Capital contributions.................................................        3        --        --
Dividend paid to parent...............................................     (295)     (199)     (114)
                                                                       --------  --------  --------
Net cash provided by (used in) financing activities...................     (142)      (68)       (3)
                                                                       --------  --------  --------
Change in cash and cash equivalents...................................      (13)       10       (22)
Cash and cash equivalents, beginning of year..........................       25        15        37
                                                                       --------  --------  --------
Cash and cash equivalents, end of year................................  $    12   $    25   $    15
                                                                       ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Income tax...........................................................  $    39   $    58   $    56
                                                                       ========  ========  ========
Non-cash transactions:
 Disposal of subsidiary:
   Assets disposed....................................................  $    --   $    --   $    69
   Liabilities disposed...............................................       --        --       (34)
                                                                       --------  --------  --------
   Net assets disposed................................................       --        --        35
   Cash disposed......................................................       --        --       (49)
   Dividend of interests in subsidiary................................       --        --        14
                                                                       --------  --------  --------
   (Gain) loss on dividend of interests in subsidiary.................  $    --   $    --   $    --
                                                                       ========  ========  ========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   New England Life Insurance Company ("NELICO") and its former subsidiary (collectively, the "Company") is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company is headquartered in Boston, Massachusetts and is a Massachusetts chartered company. In December 2016, the Company was distributed as a non-cash extraordinary dividend from Metropolitan Life Insurance Company ("MLIC") to MetLife, Inc.

   The Company has principally provided, through a network of general agencies and independent brokers located throughout the United States, life insurance and annuity contracts to individuals, as well as group insurance, non-medical health and disability coverage to corporations and other institutions. The Company is licensed to conduct business in 50 states and the District of Columbia.

   In January 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its Retail segment (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include the Company and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

   NELICO owned 100% of the outstanding common stock of New England Securities Corporation ("NES") prior to its disposition. See Note 2.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of NELICO and its former subsidiary. Intercompany accounts and transactions have been eliminated.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Separate Accounts

     Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

   .   such separate accounts are legally recognized;

   . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

   .   investments are directed by the contractholder; and

   . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                         Note
-------------------------------------------------------------------------------
Insurance                                                                   3
-------------------------------------------------------------------------------
Deferred Policy Acquisition Costs and Deferred Sales Inducements            4
-------------------------------------------------------------------------------
Reinsurance                                                                 5
-------------------------------------------------------------------------------
Investments                                                                 6
-------------------------------------------------------------------------------
Derivatives                                                                 7
-------------------------------------------------------------------------------
Fair Value                                                                  8
-------------------------------------------------------------------------------
Employee Benefit Plans                                                      11
-------------------------------------------------------------------------------
Income Tax                                                                  12
-------------------------------------------------------------------------------
Litigation Contingencies                                                    13

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, policy renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

      Liabilities for variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are therefore subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or
   (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
   (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

      Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

      Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

      Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

      The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

      The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Deferred Policy Acquisition Costs and Deferred Sales Inducements

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;

    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

     All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

     DAC is amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 .  Nonparticipating and                  Actual and expected future gross
    non-dividend-paying traditional       premiums.
    contracts:
    . Term insurance
    . Non-medical health insurance
 ------------------------------------------------------------------------------
 .  Participating, dividend-paying        Actual and expected future gross
    traditional contracts                 margins.
 ------------------------------------------------------------------------------
 .  Fixed and variable universal life     Actual and expected future gross
    contracts                             profits.
 .  Variable deferred annuity contracts

     See Note 4 for additional information on DAC amortization.

     The recovery of DAC is dependent upon the future profitability of the related business.

     The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

  Reinsurance

     For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

     Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities ("ABS") considers the estimated timing and amount of prepayments of the underlying loans. (See Note 6 "Investments -- Fixed Maturity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities"). The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 6
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to both portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 6.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Social investments which are accounted for under the equity method as described in "-- Real Estate Joint Ventures and Other Limited Partnership Interests" above.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

  Employee Benefit Plans

     Through December 31, 2016, MLIC provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provided and the Company contributed to a postretirement medical and life insurance benefit plan for certain retired employees. The Company

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included in the consolidated balance sheet. The Company has included costs associated with its participants in these plans in other expenses. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

     The Company also sponsors certain frozen qualified and nonqualified defined benefit pension plans; and a frozen postretirement benefit plan. The Company recognizes the funded status of each of its pension and postretirement defined benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

     Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs over the average projected future lifetime of all plan participants or projected future working lifetime, as appropriate. Prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized into net periodic benefit costs over the average projected future lifetime of all plan participants or projected future working lifetime, as appropriate.

     Net periodic benefit costs are determined using management estimates and actuarial assumptions; and are comprised of service cost, interest cost, expected return on plan assets, amortization of net actuarial (gains) losses, settlement & curtailment costs, and amortization of prior service costs (credit).

  Income Tax

     The Company joins with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .  the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .  future reversals of existing taxable temporary differences;

   .  taxable income in prior carryback years; and

   .  tax planning strategies.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Property, Equipment, Leasehold Improvements and Computer Software

      Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from one to 25 years for leasehold improvements and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $8 million at both December 31, 2016 and 2015. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $6 million and $5 million at December 31, 2016 and 2015, respectively. Related depreciation and amortization expense was $1 million for each of the years ended December 31, 2016, 2015 and 2014.

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $9 million and $14 million at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $8 million and $9 million at December 31, 2016 and 2015, respectively. Related amortization expense was $1 million, less than $1 million and $1 million for the years ended
   December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

      Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. See Note 2 for information on the disposition of NES.

   Policyholder Dividends

      Policyholder dividends are approved annually by NELICO's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by NELICO.

   Foreign Currency

      Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. Upon adopting the new guidance, the Company updated the disclosure for the rollforward of the liability of the unpaid policy and contract claims to include incurred and paid long-duration life claims that are settled within one year. The Company's liability for unpaid policy and contract claims includes incurred but not reported claims, as well as claims which have been reported but not yet settled. The net incurred and paid claims within the Company's tabular rollforward are principally comprised of death benefits on long-duration life contracts. The adoption did not have an impact on the consolidated financial statements and given the Company's minimal extent of short-duration insurance contracts did not require any other expanded disclosures.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a variable interest entity ("VIE"), and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. Amounts related to VIEs, as of December 31, 2016, disclosed in Note 6 reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

Future Adoption of New Accounting Pronouncements

   In March 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on purchased callable debt securities (Accounting Standards Update ("ASU") 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those years and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings. Early adoption is permitted. The ASU shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the amendments do not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension cost and net periodic postretirement benefit cost
(ASU 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost). The new guidance is effective for annual periods beginning after December 15, 2017 and interim periods within those annual periods. Early adoption is permitted as of the beginning of an annual period for which financial statements (interim or annual) have not been issued or made available for issuance. The guidance requires that an employer that offers to their employees defined benefit pension or other postretirement benefit plans report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. The guidance should be applied retrospectively for the presentation of the service cost component in the income statement and allows a practical expedient for the estimation basis for applying the retrospective presentation requirements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option ("FVO") that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

               New England Life Insurance Company and Subsidiary

2. Dispositions

   In December 2014, the Company distributed to MLIC as a dividend, all of the issued and outstanding shares of common stock of its wholly-owned, broker dealer subsidiary, NES. The net book value of NES at the time of the dividend was $35 million, which was recorded as a dividend of subsidiary in retained earnings. As of the date of the dividend payment, the Company no longer consolidated the assets, liabilities and operations of NES.

3. Insurance

Insurance Liabilities

   Future policy benefits are measured as follows:

Product Type:                      Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------
Participating life                 Aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 4% to 5% and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.
----------------------------------------------------------------------------------------------------------------
Nonparticipating life              Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 9%.
----------------------------------------------------------------------------------------------------------------
Individual and group               Present value of expected future payments. Interest rate assumptions used
traditional fixed annuities after    in establishing such liabilities range from 2% to 7%.
annuitization
----------------------------------------------------------------------------------------------------------------
Non-medical health                 The net level premium method and assumptions as to future morbidity,
insurance                            withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 5%.
----------------------------------------------------------------------------------------------------------------
Disabled lives                     Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 2% of the Company's life insurance in-force at both December 31, 2016 and 2015. Participating policies represented 43%, 41% and 42% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 5%, less expenses, mortality charges and withdrawals.

               New England Life Insurance Company and Subsidiary

Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in
Note 7. Guarantees accounted for as insurance liabilities include:

 -----------------------------------------------------------------------------
 Guarantee:                                     Measurement Assumptions:
 -----------------------------------------------------------------------------
   GMDBs     . A return of purchase payment   . Present value of expected
                upon death even if the           death benefits in excess of
                account value is reduced to      the projected account
                zero.                            balance recognizing the
             . An enhanced death benefit may     excess ratably over the
                be available for an              accumulation period based on
                additional fee.                  the present value of total
                                                 expected assessments.
                                              . Assumptions are consistent
                                                 with those used for
                                                 amortizing DAC, and are thus
                                                 subject to the same
                                                 variability and risk.
                                              . Investment performance and
                                                 volatility assumptions are
                                                 consistent with the
                                                 historical experience of the
                                                 appropriate underlying
                                                 equity index, such as the
                                                 S&P 500 Index.
                                              . Benefit assumptions are based
                                                 on the average benefits
                                                 payable over a range of
                                                 scenarios.
 -----------------------------------------------------------------------------
   GMIBs     . After a specified period of    . Present value of expected
                time determined at the time      income benefits in excess of
                of issuance of the variable      the projected account
                annuity contract, a minimum      balance at any future date
                accumulation of purchase         of annuitization and
                payments, even if the            recognizing the excess
                account value is reduced to      ratably over the
                zero, that can be annuitized     accumulation period based on
                to receive a monthly income      present value of total
                stream that is not less than     expected assessments.
                a specified amount.           . Assumptions are consistent
             . Certain contracts also            with those used for
                provide for a guaranteed         estimating GMDB liabilities.
                lump sum return of purchase   . Calculation incorporates an
                premium in lieu of the           assumption for the
                annuitization benefit.           percentage of the potential
                                                 annuitizations that may be
                                                 elected by the
                                                 contractholder.
 -----------------------------------------------------------------------------
   GMWBs     . A return of purchase payment   . Expected value of the life
                via partial withdrawals,         contingent payments and
                even if the account value is     expected assessments using
                reduced to zero, provided        assumptions consistent with
                that cumulative withdrawals      those used for estimating
                in a contract year do not        the GMDB liabilities.
                exceed a certain limit.
             . Certain contracts include
                guaranteed withdrawals that
                are life contingent.
 -----------------------------------------------------------------------------

               New England Life Insurance Company and Subsidiary

   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and variable life contracts was as follows:

                                                                          Variable Life
                                                     Annuity Contracts      Contracts
                                                   ---------------------  -------------
                                                                            Secondary
                                                     GMDBs       GMIBs     Guarantees      Total
                                                   ---------  ----------  ------------- ----------
                                                                    (In millions)
Direct
Balance at January 1, 2014........................ $       9  $       96    $       1   $      106
Incurred guaranteed benefits......................         3          16           (1)          18
Paid guaranteed benefits..........................        --          --           --           --
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2014......................        12         112           --          124
Incurred guaranteed benefits......................         3          18           --           21
Paid guaranteed benefits..........................        (1)         --           --           (1)
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2015......................        14         130           --          144
Incurred guaranteed benefits......................         5          (1)          --            4
Paid guaranteed benefits..........................        --          (1)          --           (1)
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2016...................... $      19  $      128    $      --   $      147
                                                   =========  ==========    =========   ==========
Ceded
Balance at January 1, 2014........................ $       8  $       33    $      --   $       41
Incurred guaranteed benefits......................         4          (2)          --            2
Paid guaranteed benefits..........................        --          --           --           --
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2014......................        12          31           --           43
Incurred guaranteed benefits......................         3           5           --            8
Paid guaranteed benefits..........................        (1)          1           --           --
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2015......................        14          37           --           51
Incurred guaranteed benefits......................         5           2           --            7
Paid guaranteed benefits..........................        --          (1)          --           (1)
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2016...................... $      19  $       38    $      --   $       57
                                                   =========  ==========    =========   ==========
Net
Balance at January 1, 2014........................ $       1  $       63    $       1   $       65
Incurred guaranteed benefits......................        (1)         18           (1)          16
Paid guaranteed benefits..........................        --          --           --           --
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2014......................        --          81           --           81
Incurred guaranteed benefits......................        --          13           --           13
Paid guaranteed benefits..........................        --          (1)          --           (1)
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2015......................        --          93           --           93
Incurred guaranteed benefits......................        --          (3)          --           (3)
Paid guaranteed benefits..........................        --          --           --           --
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2016...................... $      --  $       90    $      --   $       90
                                                   =========  ==========    =========   ==========

               New England Life Insurance Company and Subsidiary

   Information regarding the Company's guarantee exposure was as follows at:

                                                              December 31,
                               ---------------------------------------------------------------------------
                                               2016                                  2015
-                              ------------------------------------- -------------------------------------
                                     In the               At               In the               At
                                 Event of Death     Annuitization      Event of Death     Annuitization
                               ------------------ ------------------ ------------------ ------------------
                                                       (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)....... $       5,128      $       3,164      $       5,363      $       3,231
Separate account value........ $       4,768      $       3,009      $       5,008      $       3,084
Net amount at risk............ $          74 (4)  $         196 (5)  $         112 (4)  $         136 (5)
Average attained age of
 contractholders..............      67 years           65 years           66 years           64 years

                                                                                 December 31,
                                                                            -----------------------
                                                                               2016        2015
                                                                            ----------- -----------
                                                                             Secondary Guarantees
                                                                            -----------------------
                                                                             (Dollars in millions)
Variable Life Contracts
Total account value (3).................................................... $     2,149 $     2,195
Net amount at risk (6)..................................................... $    11,662 $    12,708
Average attained age of policyholders......................................    54 years    54 years

--------

(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 5 for a discussion of certain living and death benefit guarantees which have been reinsured.

(3)Includes the contractholder's investments in the general account and separate account, if applicable.

(4)Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

               New England Life Insurance Company and Subsidiary

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                   ---------------------------
                                       2016          2015
                                   ------------- -------------
                                          (In millions)
                  Fund Groupings:
                   Equity.........  $      3,599  $      3,687
                   Balanced.......         2,201         2,298
                   Bond...........           599           631
                   Money Market...            58            65
                                   ------------- -------------
                     Total........  $      6,457  $      6,681
                                   ============= =============

Liabilities for Unpaid Claims and Claim Expenses

   Information regarding the liabilities for unpaid claims and claim expense was as follows:

                                                Years Ended December 31,
                                            --------------------------------
                                                 2016       2015       2014
                                            ---------- ---------- ----------
                                                     (In millions)
   Balance at December 31 of prior period..  $      27  $      27  $      25
     Less: Reinsurance recoverables........         21         21         20
                                            ---------- ---------- ----------
   Net balance at December 31 of prior
     period................................          6          6          5
   Cumulative adjustment (1)...............         22         --         --
                                            ---------- ---------- ----------
   Net balance at January 1,...............         28          6          5
   Incurred related to:
     Current year..........................         74          1          1
     Prior years (2).......................          4         --          1
                                            ---------- ---------- ----------
      Total incurred.......................         78          1          2
                                            ---------- ---------- ----------
   Paid related to:
     Current year..........................       (71)         --         --
     Prior years...........................       (17)        (1)        (1)
                                            ---------- ---------- ----------
      Total paid...........................       (88)        (1)        (1)
                                            ---------- ---------- ----------
   Net balance at December 31,.............         18          6          6
     Add: Reinsurance recoverables.........         21         21         21
                                            ---------- ---------- ----------
   Balance at December 31,.................  $      39  $      27  $      27
                                            ========== ========== ==========

--------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2) During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

               New England Life Insurance Company and Subsidiary

Separate Accounts

   Separate account assets and liabilities consist of pass-through separate accounts totaling $7.7 billion and $7.9 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

4. Deferred Policy Acquisition Costs and Deferred Sales Inducements

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts (primarily term insurance and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

Participating, Dividend Paying Traditional Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Variable Deferred Annuity Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting

               New England Life Insurance Company and Subsidiary rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

               New England Life Insurance Company and Subsidiary

   Information regarding DAC was as follows:

                                                              Years Ended December 31,
                                                         -----------------------------------
                                                              2016        2015        2014
                                                         ----------- ----------- -----------
                                                                    (In millions)
DAC
Balance at January 1,...................................  $      621  $      675  $      746
Capitalizations.........................................           4          --          20
Amortization related to:
 Net investment gains (losses) and net derivative gains
   (losses).............................................          21         (7)        (26)
 Other expenses.........................................        (62)        (47)        (63)
                                                         ----------- ----------- -----------
   Total amortization...................................        (41)        (54)        (89)
                                                         ----------- ----------- -----------
Unrealized investment gains (losses)....................         (1)          --         (2)
                                                         ----------- ----------- -----------
Balance at December 31,.................................  $      583  $      621  $      675
                                                         =========== =========== ===========

   Information regarding DSI was as follows:

                                                Years Ended December 31,
                                            --------------------------------
                                                2016       2015       2014
                                            ---------- ---------- ----------
                                                     (In millions)
   DSI
   Balance at January 1,...................  $      17  $      20  $      24
   Amortization............................        (4)        (3)        (3)
   Unrealized investment gains (losses)....         --         --        (1)
                                            ---------- ---------- ----------
   Balance at December 31,.................  $      13  $      17  $      20
                                            ========== ========== ==========

5. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of certain level premium term life policies to an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

               New England Life Insurance Company and Subsidiary

   The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with certain variable annuities to an affiliate. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the affiliate. The Company also reinsures 100% of certain variable annuity risk to an affiliate.

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $113 million and $112 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $157 million of net unaffiliated ceded reinsurance recoverables. Of this total, $125 million, or 80%, were with the Company's five largest unaffiliated ceded reinsurers, including $81 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $157 million of net unaffiliated ceded reinsurance recoverables. Of this total, $126 million, or 80%, were with the Company's five largest unaffiliated ceded reinsurers, including $81 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                      2016      2015      2014
                                                   --------  --------  --------
                                                           (In millions)
Premiums
Direct premiums................................... $     71  $     69  $     76
Reinsurance ceded.................................      (28)      (26)      (27)
                                                   --------  --------  --------
  Net premiums.................................... $     43  $     43  $     49
                                                   ========  ========  ========
Universal life and investment-type product policy
  fees
Direct universal life and investment-type product
  policy fees..................................... $    278  $    293  $    302
Reinsurance ceded.................................      (32)      (34)      (44)
                                                   --------  --------  --------
  Net universal life and investment-type product
   policy fees.................................... $    246  $    259  $    258
                                                   ========  ========  ========

               New England Life Insurance Company and Subsidiary

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                2016      2015      2014
                                                             --------  --------  --------
                                                                     (In millions)
Other revenues
Direct other revenues.......................................  $    20   $    21  $    255
Reinsurance ceded...........................................      (27)      (30)       (5)
                                                             --------  --------  --------
  Net other revenues........................................  $    (7)  $    (9) $    250
                                                             ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims.....................  $   192   $   202  $    163
Reinsurance ceded...........................................      (85)      (82)      (44)
                                                             --------  --------  --------
  Net policyholder benefits and claims......................  $   107   $   120  $    119
                                                             ========  ========  ========
Amortization of deferred policy acquisition costs
Direct amortization of deferred policy acquisition costs....  $    44   $    57  $     94
Reinsurance ceded...........................................       (3)       (3)       (5)
                                                             --------  --------  --------
  Net amortization of deferred policy acquisition costs.....  $    41   $    54  $     89
                                                             ========  ========  ========
Other expenses
Direct other expenses.......................................  $    75   $    48  $    257
Reinsurance ceded...........................................       (7)       (7)       (3)
                                                             --------  --------  --------
  Net other expenses........................................  $    68   $    41  $    254
                                                             ========  ========  ========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                     December 31,
                                                -------------------------------------------------------
                                                           2016                        2015
                                                --------------------------- ---------------------------
                                                                    Total                       Total
                                                                   Balance                     Balance
                                                Direct    Ceded     Sheet   Direct    Ceded     Sheet
                                                ------- --------- --------- ------- --------- ---------
                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables....  $   22  $  1,127  $  1,149  $   33  $  1,082  $  1,115
Liabilities
Other liabilities..............................  $  250  $    225  $    475  $  249  $    225  $    474

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $426 million and $398 million at December 31, 2016 and 2015, respectively. There were no deposit liabilities on reinsurance at both December 31, 2016 and 2015.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, Brighthouse Life Insurance Company ("Brighthouse Insurance") and MetLife Reinsurance Company of Vermont ("MRV"), all of which are related parties.

               New England Life Insurance Company and Subsidiary

   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                 Years Ended December 31,
                                                        ------------------------------------------
                                                             2016           2015          2014
                                                        -------------  -------------  ------------
                                                                       (In millions)
Premiums
Reinsurance ceded......................................  $         (2)  $         --   $        (1)
Universal life and investment-type product policy fees
Reinsurance ceded......................................  $         (7)  $         (7)  $       (16)
Other revenues
Reinsurance ceded......................................  $        (27)  $        (30)  $        (5)
Policyholder benefits and claims
Reinsurance ceded......................................  $        (24)  $        (26)  $        (7)
Other expenses
Reinsurance ceded......................................  $         (6)  $         (6)  $        (3)

   Information regarding the significant effects of ceded affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                        December 31,
                                                 ---------------------------
                                                     2016          2015
                                                 ------------- -------------
                                                        (In millions)
    Assets
    Premiums, reinsurance and other receivables.  $        962  $        918
    Liabilities
    Other liabilities...........................  $        171  $        172

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $500 million and $486 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were $10 million, $58 million and $195 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $899 million and $868 million of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $382 million and $354 million at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

               New England Life Insurance Company and Subsidiary

6. Investments

   See Note 8 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation and currency. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented on the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, ABS and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

     The following table presents the fixed maturity securities AFS by sector. Included within fixed maturity securities are structured securities including commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities ("RMBS") and ABS (collectively, "Structured Securities").

                                            December 31, 2016                           December 31, 2015
                               ------------------------------------------- -------------------------------------------
                                            Gross Unrealized                            Gross Unrealized
                                         ----------------------- Estimated           ----------------------- Estimated
                               Amortized        Temporary  OTTI    Fair    Amortized        Temporary  OTTI    Fair
                                 Cost    Gains   Losses   Losses   Value     Cost    Gains   Losses   Losses   Value
                               --------- ------ --------- ------ --------- --------- ------ --------- ------ ---------
                                                                    (In millions)
Fixed maturity securities
U.S. corporate................  $    614  $  38   $   6    $  --  $    646  $    731  $  35   $  21    $  --  $    745
Foreign corporate.............       271     10      11       --       270       311      9      16       --       304
U.S. government and agency....       160     14      --       --       174        72     12      --       --        84
CMBS..........................       112      4      --       --       116       141      4       2       --       143
State and political
 subdivision..................        70     17      --       --        87        70     15      --       --        85
RMBS..........................        85      3       4       --        84        68      3      --       --        71
Foreign government............        59      2       2       --        59        22     --      --       --        22
ABS...........................        54     --       1       --        53        80      1      --       --        81
                               --------- ------  ------   ------ --------- --------- ------  ------   ------ ---------
 Total fixed maturity
   securities.................  $  1,425  $  88   $  24    $  --  $  1,489  $  1,495  $  79   $  39    $  --  $  1,535
                               ========= ======  ======   ====== ========= ========= ======  ======   ====== =========

     The Company did not hold non-income producing fixed maturity securities at both December 31, 2016 and 2015.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

     Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically

               New England Life Insurance Company and Subsidiary reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment- sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                            Due After Five
                                             Due After One      Years                                   Total Fixed
                                Due in One    Year Through   Through Ten    Due After Ten  Structured    Maturity
                                Year or Less  Five Years        Years          Years      Securities    Securities
                               ------------- ------------- --------------- -------------- ------------ -------------
                                                                   (In millions)
Amortized cost................   $       40   $       376    $       386     $       372   $       251  $      1,425
Estimated fair value..........   $       40   $       396    $       393     $       407   $       253  $      1,489

     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                                         December 31, 2016                         December 31, 2015
                                             ----------------------------------------- -----------------------------------------
                                                                  Equal to or Greater                       Equal to or Greater
                                             Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                             -------------------- -------------------- -------------------- --------------------
                                             Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                               Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                               Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                             --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                                            (Dollars in millions)
Fixed maturity securities
U.S. corporate..............................  $     44   $     2   $     46  $      4   $    233  $     15   $     36  $      6
Foreign corporate...........................        24         1         60        10         73         5         55        11
U.S. government and agency..................        --        --         --        --         11        --         --        --
CMBS........................................        19        --         --        --         54         2          7        --
State and political subdivision.............         2        --         --        --         --        --         --        --
RMBS........................................        37         4         --        --         12        --         --        --
Foreign government..........................        31         2         --        --          9        --         --        --
ABS.........................................        28         1         --        --         31        --          5        --
                                             ---------  --------  --------- ---------  --------- ---------  --------- ---------
  Total fixed maturity securities...........  $    185   $    10   $    106  $     14   $    423  $     22   $    103  $     17
                                             =========  ========  ========= =========  ========= =========  ========= =========
Total number of securities in an unrealized
 loss position..............................        71                   31                  196                   29
                                             =========            =========            =========            =========

               New England Life Insurance Company and Subsidiary

  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its

               New England Life Insurance Company and Subsidiary overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $15 million during the year ended December 31, 2016 to $24 million. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2016, $2 million of the total $24 million of gross unrealized losses were from one investment grade fixed maturity security with an unrealized loss position of 20% or more of amortized cost for six months or greater. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

      Mortgage loans are summarized as follows at:

                                                   December 31,
                                    ------------------------------------------
                                            2016                  2015
                                    --------------------- --------------------
                                     Carrying    % of     Carrying    % of
                                      Value      Total     Value      Total
                                    ---------- ---------- --------- ----------
                                              (Dollars in millions)
  Mortgage loans
   Agricultural....................  $      62      71.3%   $    59      48.7%
   Commercial......................         25       28.7        63       52.1
                                    ---------- ---------- --------- ----------
     Subtotal......................         87      100.0       122      100.8
   Valuation allowances............         --         --       (1)      (0.8)
                                    ---------- ---------- --------- ----------
       Total mortgage loans, net...  $      87     100.0%  $    121     100.0%
                                    ========== ========== ========= ==========

               New England Life Insurance Company and Subsidiary

      The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 was $3 million, $11 million and $0, respectively.

  Mortgage Loans Valuation Allowance and Impaired Loans by Portfolio Segment

     At both December 31, 2016 and 2015, the Company had no impaired mortgage loans and all mortgage loans were evaluated collectively for credit losses.

   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Agricultural and Commercial Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type

               New England Life Insurance Company and Subsidiary basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

  Credit Quality of Agricultural Mortgage Loans

     The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                              -----------------------------------------
                                      2016                 2015
                              -------------------- --------------------
                               Recorded    % of     Recorded    % of
                              Investment   Total   Investment   Total
                              ---------- --------- ---------- ---------
                                       (Dollars in thousands)
        Loan-to-value ratios
        Less than 65%........  $      60     96.8% $      59     100.0%
        65% to 75%...........          2       3.2        --         --
                              ---------- --------- ---------  ---------
          Total..............  $      62    100.0% $      59     100.0%
                              ========== ========= =========  =========

  Credit Quality of Commercial Mortgage Loans

     All of the commercial mortgage loans held at both December 31, 2016 and 2015 had loan-to-value ratios less than 65% and a debt service coverage ratio greater than 1.2x.

  Past Due and Nonaccrual Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at both
  December 31, 2016 and 2015.

  Mortgage Loans Modified in a Troubled Debt Restructuring

     The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. There were no mortgage loans modified in a troubled debt restructuring during both the years ended December 31, 2016 and 2015.

               New England Life Insurance Company and Subsidiary

Other Invested Assets

   Other invested assets is comprised of freestanding derivatives with positive estimated fair values (see Note 7) and social investments.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $6 million at December 31, 2016. The Company did not hold cash equivalents at December 31, 2015.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities AFS and the effect on DAC and DSI that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                 Years Ended December 31,
                                            ----------------------------------
                                               2016       2015        2014
                                            ---------- ----------- -----------
                                                      (In millions)
  Fixed maturity securities................  $      64  $       40  $      113
  Derivatives..............................         16          17          11
  Amounts allocated from DAC and DSI.......        (5)         (4)         (4)
  Deferred income tax benefit (expense)....       (27)        (19)        (42)
                                            ---------- ----------- -----------
  Net unrealized investment gains (losses).  $      48  $       34  $       78
                                            ========== =========== ===========

                                     The changes in net unrealized investment gains (losses) were as follows:

                                                            Years Ended December 31,
                                                      ------------------------------------
                                                         2016        2015         2014
                                                      ---------- ------------ ------------
                                                                 (In millions)
Balance at January 1,................................  $      34   $       78  $        26
Unrealized investment gains (losses) during the year.         23         (67)           83
Unrealized investment gains (losses) relating to:
 DAC and DSI.........................................        (1)           --          (3)
 Deferred income tax benefit (expense)...............        (8)           23         (28)
                                                      ---------- ------------ ------------
Balance at December 31,..............................  $      48   $       34  $        78
                                                      ========== ============ ============
Change in net unrealized investment gains (losses)...  $      14  $      (44)  $        52
                                                      ========== ============ ============

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at December 31, 2016. There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity at December 31, 2015.

               New England Life Insurance Company and Subsidiary

Invested Assets on Deposit and Pledged as Collateral

   Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                            December 31,
                                                                       -----------------------
                                                                          2016        2015
                                                                       ----------- -----------
                                                                            (In millions)
Invested assets on deposit (regulatory deposits)......................  $        4  $        4
Invested assets pledged as collateral (1).............................          --           1
                                                                       ----------- -----------
  Total invested assets on deposit and pledged as collateral..........  $        4  $        5
                                                                       =========== ===========

--------
(1) The Company has pledged invested assets in connection with derivative transactions (see Note 7).

Variable Interest Entities

   The Company has invested in certain entities that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

  Consolidated VIEs

     There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at both December 31, 2016 and 2015.

  Unconsolidated VIEs

     The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                 December 31,
                                -----------------------------------------------
                                         2016                    2015
                                ----------------------- -----------------------
                                              Maximum                 Maximum
                                 Carrying    Exposure    Carrying    Exposure
                                  Amount    to Loss (1)   Amount    to Loss (1)
                                ----------- ----------- ----------- -----------
                                                 (In millions)
Fixed maturity securities AFS:
 Structured Securities (2).....  $      253  $      253  $      295  $      295
 U.S. corporate................           6           6          13          13
Other investments (3)..........          16          17           4           5
                                ----------- ----------- ----------- -----------
   Total.......................  $      275  $      276  $      312  $      313
                                =========== =========== =========== ===========

--------
  (1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other investments is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

               New England Life Insurance Company and Subsidiary

  (2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

  (3)Other investments is comprised of other invested assets and other limited partnership interests.

     As described in Note 13, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during each of the years ended December 31, 2016, 2015 and 2014.

Net Investment Income

   The components of net investment income were as follows:

                                                   Years Ended December 31,
                                             ---------------------------------------
                                                 2016        2015         2014
                                             ------------  ---------  -------------
                                                        (In millions)
 Investment income:
   Fixed maturity securities................   $       76   $     80    $        78
   Mortgage loans...........................            8          6              7
   Policy loans.............................           23         24             23
   Other limited partnership interests......           --          1              1
   Other....................................            3          1              2
                                             ------------  ---------  -------------
    Subtotal................................          110        112            111
   Less: Investment expenses................            2          2              2
                                             ------------  ---------  -------------
      Net investment income.................   $      108   $    110    $       109
                                             ============  =========  =============

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

 Net Investment Gains (Losses)

   Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                   Years Ended December 31,
                                             ---------------------------------------
                                                 2016        2015         2014
                                             ------------  ---------  -------------
                                                        (In millions)
 Total gains (losses) on fixed maturity
   securities:
   OTTI losses on fixed maturity
    securities recognized in earnings.......   $       --   $     --   $        (1)
   Fixed maturity securities -- net
    gains (losses) on sales and disposals...         (12)          1            (4)
 Mortgage loans.............................            1         --             --
   Other....................................           --          1             --
                                             ------------  ---------  -------------
    Total net investment gains (losses).....  $      (11)   $      2   $        (5)
                                             ============  =========  =============

     Gains (losses) from foreign currency transactions included within net investment gains (losses) were less than $1 million, $1 million, and less than $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

               New England Life Insurance Company and Subsidiary

  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                 Years Ended December 31,
                                            ----------------------------------
                                               2016        2015        2014
                                            ----------  ----------  ----------
                                                       (In millions)
 Proceeds.................................. $      589  $      439  $      388
                                            ==========  ==========  ==========
 Gross investment gains.................... $       13  $        6  $        4
 Gross investment losses...................        (25)         (5)         (8)
 OTTI losses...............................         --          --          (1)
                                            ----------  ----------  ----------
   Net investment gains (losses)........... $      (12) $        1  $       (5)
                                            ==========  ==========  ==========

Related Party Investment Transactions

   During the year ended December 31, 2016, the Company transferred invested assets to affiliates with a fair value of $23 million and amortized cost of $19 million. Net investment gains (losses) and the change in additional paid-in capital recognized on these transfers was less than $1 million and $3 million, respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $2 million for each of the years ended December 31, 2016, 2015 and 2014. The Company had affiliated net investment income (loss) of less than $1 million for each of the years ended December 31, 2016, 2015 and 2014.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliate.

7. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

               New England Life Insurance Company and Subsidiary

   In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

  Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                         December 31,
                                                                    -----------------------------------------------------------
                                                                               2016                          2015
                                                                    ----------------------------- -----------------------------
                                                                             Estimated Fair Value          Estimated Fair Value
                                                                             --------------------          --------------------
                                                                     Gross                         Gross
                                                                    Notional                      Notional
                                  Primary Underlying Risk Exposure   Amount  Assets  Liabilities   Amount  Assets  Liabilities
                                  --------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                                         (In millions)
Derivatives Designated as Hedging Instruments
Cash flow hedges:
  Foreign currency swaps......... Foreign currency exchange rate    $     73 $  17    $      --   $     85 $  17    $      --
                                                                    -------- -----    ---------   -------- -----    ---------
   Total qualifying hedges.......                                         73    17           --         85    17           --
                                                                    -------- -----    ---------   -------- -----    ---------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Foreign currency swaps........... Foreign currency exchange rate          11     2           --          9     2           --
Credit default swaps - purchased. Credit                                   3    --           --          3    --           --
Credit default swaps - written... Credit                                  22    --           --         33    --           --
                                                                    -------- -----    ---------   -------- -----    ---------
   Total non-designated or nonqualifying derivatives............          36     2           --         45     2           --
                                                                    -------- -----    ---------   -------- -----    ---------
    Total......................................................     $    109 $  19    $      --   $    130 $  19    $      --
                                                                    ======== =====    =========   ======== =====    =========

   Based on gross notional amounts, a portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not

               New England Life Insurance Company and Subsidiary qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and
(iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                Years Ended December 31,
                                            --------------------------------
                                               2016       2015       2014
                                            ----------- --------- ----------
                                                     (In millions)
   Freestanding derivatives and hedging
     gains (losses) (1).................... $         2 $       1 $        2
   Embedded derivatives gains (losses).....        (83)        55        168
                                            ----------- --------- ----------
     Total net derivative gains (losses)... $      (81) $      56 $      170
                                            =========== ========= ==========

--------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The Company recognized net investment income from settlement payments related to qualifying hedges of $2 million, $2 million and $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company recognized net derivative gains (losses) from settlement payments related to nonqualifying hedges of $0, $1 million, and $1 million for the years ended December 31, 2016, 2015 and 2014.

Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   For each of the years ended December 31, 2016, 2015 and 2014, the amount of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments was not significant.

Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). For both the years ended December 31, 2016 and 2015, the amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges were not significant. For the year ended December 31, 2014, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for each of the years ended December 31, 2016, 2015 and 2014.

   At December 31, 2016 and 2015, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $16 million and $17 million, respectively.

               New England Life Insurance Company and Subsidiary

   For the years ended December 31, 2016, 2015 and 2014, there was $2 million, $6 million and $9 million, respectively, of gains (losses) deferred in AOCI related to foreign currency swaps. For the year ended December 31, 2016, the amount reclassified to net derivative gains (losses) related to foreign currency swaps was $3 million. For both the years ending December 31, 2015 and 2014, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the years ended December 31, 2016, 2015 and 2014, there were no amounts reclassified to net investment income related to foreign currency swaps. For the years ended December 31, 2016, 2015 and 2014, the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expects to reclassify $3 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $22 million and $33 million at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. The amount the Company would have received to terminate all of these contracts at both December 31, 2016 and 2015, was not significant.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                   December 31,
                                   -----------------------------------------------------------------------------
                                                    2016                                   2015
                                   -------------------------------------- --------------------------------------
                                                 Maximum                                Maximum
                                   Estimated      Amount                  Estimated      Amount
                                   Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                   of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of        Default   Credit Default   Years to    Default   Credit Default   Years to
Referenced Credit Obligations (1)    Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                               (Dollars in millions)
Baa
Credit default swaps referencing
  indices.........................  $    --     $      22           5.0    $    --     $      22           5.0
B
Credit default swaps referencing
  indices.........................       --            --            --         --            11           5.0
                                    -------     ---------                  -------     ---------
   Total..........................  $    --     $      22           5.0    $    --     $      33           5.0
                                    =======     =========                  =======     =========

--------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

               New England Life Insurance Company and Subsidiary

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 8 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                             December 31,
                                              -------------------------------------------
                                                      2016                  2015
                                              --------------------- ---------------------
Derivatives Subject to a Master Netting
Arrangement or a Similar Arrangement           Assets   Liabilities  Assets   Liabilities
---------------------------------------       --------  ----------- --------  -----------
                                                             (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)........................... $     19    $    --   $     19    $    --
 OTC-cleared (1).............................       --         --         --         --
                                              --------    -------   --------    -------
   Total gross estimated fair value of
     derivatives (1).........................       19         --         19         --
Amounts offset on the consolidated balance
 sheets......................................       --         --         --         --
                                              --------    -------   --------    -------
Estimated fair value of derivatives
 presented on the consolidated balance
 sheets (1)..................................       19         --         19         --
Gross amounts not offset on the consolidated
 balance sheets:
Gross estimated fair value of derivatives:
 (2)
   OTC-bilateral.............................       --         --         --         --
   OTC-cleared...............................       --         --         --         --
Cash collateral: (3)
   OTC-bilateral.............................      (19)        --        (15)        --
   OTC-cleared...............................       --         --         --         --
Securities collateral: (4)
   OTC-bilateral.............................       --         --         (1)        --
   OTC-cleared...............................       --         --         --         --
                                              --------    -------   --------    -------
Net amount after application of master
 netting agreements and collateral........... $     --    $    --   $      3    $    --
                                              ========    =======   ========    =======

--------

(1) At both December 31, 2016 and 2015, the amount of income or (expense) accruals reported in accrued investment income or in other liabilities included in derivative assets and derivative liabilities was not significant.

               New England Life Insurance Company and Subsidiary

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At both December 31, 2016 and 2015, the Company did not receive or provide any excess cash collateral.

(4) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2016 and 2015, the Company did not receive or provide excess securities collateral for its OTC-bilateral derivatives. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $0 and $1 million, respectively, for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both New England Life Insurance Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   At both December 31, 2016 and 2015, the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements and the estimated fair value of the collateral pledged were not significant. At both December 31, 2016 and 2015, there was no incremental collateral that New England Life Insurance Company would be required to provide if there was a one-notch downgrade in its financial strength rating at the reporting date or if its financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date.

Embedded Derivatives

   The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

               New England Life Insurance Company and Subsidiary

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                        December 31,
                                                                       ---------------
                                    Balance Sheet Location              2016    2015
                          -------------------------------------------- ------- -------
                                                                        (In millions)
Embedded derivatives
 within asset host
 contracts:
 Ceded guaranteed
   minimum benefits...... Premiums, reinsurance and other receivables  $   500 $   486
Embedded derivatives
 within liability host
 contracts:
 Direct guaranteed
   minimum benefits...... Policyholder account balances                $   122 $    12

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                              Years Ended December 31,
                                                             --------------------------
                                                               2016     2015     2014
                                                             --------  ------- --------
                                                                   (In millions)
Net derivative gains (losses) (1), (2)...................... $    (83) $    55 $    168

--------

(1) The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $11 million, $2 million and $3 million for the years ended December 31, 2016, 2015 and 2014, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($21) million, ($5) million and ($13) million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 5 for discussion of affiliated net derivative gains (losses).

8. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

               New England Life Insurance Company and Subsidiary

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below at:

                                                              December 31, 2016
                                            ------------------------------------------------------
                                                     Fair Value Hierarchy
                                            --------------------------------------
                                                                                   Total Estimated
                                              Level 1      Level 2      Level 3      Fair Value
                                            ------------ ------------ ------------ ---------------
                                                                (In millions)
Assets
Fixed maturity securities:
  U.S. corporate........................... $         -- $        607 $         39  $        646
  Foreign corporate........................           --          228           42           270
  U.S. government and agency...............          100           74           --           174
  CMBS.....................................           --          116           --           116
  State and political subdivision..........           --           87           --            87
  RMBS.....................................           --           76            8            84
  Foreign government.......................           --           59           --            59
  ABS......................................           --           45            8            53
                                            ------------ ------------ ------------  ------------
    Total fixed maturity securities........          100        1,292           97         1,489
                                            ------------ ------------ ------------  ------------
Short-term investments.....................           15            1           --            16
Derivative assets: (1)
  Foreign currency exchange rate...........           --           19           --            19
                                            ------------ ------------ ------------  ------------
    Total derivative assets................           --           19           --            19
                                            ------------ ------------ ------------  ------------
Embedded derivatives within asset host
 contracts (2).............................           --           --          500           500
Separate account assets (3)................           --        7,696           --         7,696
                                            ------------ ------------ ------------  ------------
       Total assets........................ $        115 $      9,008 $        597  $      9,720
                                            ============ ============ ============  ============
Liabilities
Embedded derivatives within liability host
 contracts (2)............................. $         -- $         -- $        122  $        122

               New England Life Insurance Company and Subsidiary

                                                              December 31, 2015
                                            ------------------------------------------------------
                                                     Fair Value Hierarchy
                                            --------------------------------------
                                                                                   Total Estimated
                                              Level 1      Level 2      Level 3      Fair Value
                                            ------------ ------------ ------------ ---------------
                                                                (In millions)
Assets
Fixed maturity securities:
  U.S. corporate........................... $         -- $        726 $         19  $        745
  Foreign corporate........................           --          250           54           304
  U.S. government and agency...............           24           60           --            84
  CMBS.....................................           --          143           --           143
  State and political subdivision..........           --           85           --            85
  RMBS.....................................           --           57           14            71
  Foreign government.......................           --           22           --            22
  ABS......................................           --           59           22            81
                                            ------------ ------------ ------------  ------------
    Total fixed maturity securities........           24        1,402          109         1,535
                                            ------------ ------------ ------------  ------------
Short-term investments.....................           --           37           --            37
Derivative assets: (1)
  Foreign currency exchange rate...........           --           19           --            19
                                            ------------ ------------ ------------  ------------
    Total derivative assets................           --           19           --            19
                                            ------------ ------------ ------------  ------------
Embedded derivatives within asset host
 contracts (2).............................           --           --          486           486
Separate account assets (3)................           --        7,920           --         7,920
                                            ------------ ------------ ------------  ------------
     Total assets.......................... $         24 $      9,378 $        595  $      9,997
                                            ============ ============ ============  ============
Liabilities
Embedded derivatives within liability host
 contracts (2)............................. $         -- $         -- $         12  $         12

--------
(1) Derivative assets are presented within other invested assets on the consolidated balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.

(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

  Investments

   Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets,

               New England Life Insurance Company and Subsidiary ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third-party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable

               New England Life Insurance Company and Subsidiary inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

-----------------------------------------------------------------------------------------------------------------
Instrument                       Level 2                                            Level 3
                            Observable Inputs                                 Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------
  Fixed Maturity Securities
-----------------------------------------------------------------------------------------------------------------
   U.S. corporate and Foreign corporate securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and   Valuation Techniques: Principally the market
             income approaches.                                 approach.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . illiquidity premium
            . benchmark yields; spreads off benchmark yields;  . delta spread adjustments to reflect specific
              new issuances; issuer rating                       credit-related issues
            . trades of identical or comparable securities;    . credit spreads
              duration                                         . quoted prices in markets that are not active
            . Privately-placed securities are valued using       for identical or similar securities that are
              the additional key inputs:                         less liquid and based on lower levels of
             . market yield curve; call provisions               trading activity than securities classified in
             . observable prices and spreads for similar         Level 2
               public or private securities that incorporate   . independent non-binding broker quotations
               the credit quality and industry sector of the
               issuer
             . delta spread adjustments to reflect specific
               credit-related issues
-----------------------------------------------------------------------------------------------------------------
   U.S. government and agency, State and political subdivision and Foreign government securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market       . N/A
             approach.
            Key Inputs:
            . quoted prices in markets that are not active
            . benchmark U.S. Treasury yield or other yields
            . the spread off the U.S. Treasury yield curve
              for the identical security
            . issuer ratings and issuer spreads;
              broker-dealer quotes
            . comparable securities that are actively traded
-----------------------------------------------------------------------------------------------------------------

               New England Life Insurance Company and Subsidiary

-----------------------------------------------------------------------------------------------------------------
Instrument                       Level 2                                            Level 3
                            Observable Inputs                                 Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------
   Structured Securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and   Valuation Techniques: Principally the market and
             income approaches.                                 income approaches.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . credit spreads
            . spreads for actively traded securities; spreads  . quoted prices in markets that are not active
              off benchmark yields                               for identical or similar securities that are
            . expected prepayment speeds and volumes             less liquid and based on lower levels of
            . current and forecasted loss severity; ratings;     trading activity than securities classified in
              geographic region                                  Level 2
            . weighted average coupon and weighted average     . independent non-binding broker quotations
              maturity
            . average delinquency rates; debt-service
              coverage ratios
            . issuance-specific information, including, but
              not limited to:
             . collateral type; structure of the security;
               vintage of the loans
             . payment terms of the underlying assets
             . payment priority within the tranche; deal
               performance
-----------------------------------------------------------------------------------------------------------------
  Short-term investments
-----------------------------------------------------------------------------------------------------------------
            . Short-term investments are of a similar nature   . N/A
              and class to the fixed maturity securities
              described above; accordingly, the valuation
              techniques and observable inputs used in their
              valuation are also similar to those described
              above.
-----------------------------------------------------------------------------------------------------------------
  Separate Account Assets (1)
-----------------------------------------------------------------------------------------------------------------
            Key Input:                                         . N/A
            . quoted prices or reported NAV provided by the
              fund managers
-----------------------------------------------------------------------------------------------------------------

--------
(1) Estimated fair value equals carrying value, based on the value of the underlying assets which include mutual funds and hedge funds.

  Derivatives

     The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

     The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

               New England Life Insurance Company and Subsidiary

     Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives Valuation Techniques and Key Inputs

   Level 2 includes all types of derivatives utilized by the Company.

     Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques. Key inputs are as follows:

        Instrument         Foreign Currency Exchange Rate       Credit
 -----------------------------------------------------------------------------
  Inputs common to         . swap yield curves            . swap yield curves
   Level 2 by instrument   . basis curves                 . credit curves
   type                    . currency spot rates          . recovery rates
                           . cross currency basis curves

  Embedded Derivatives

     Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

     The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

               New England Life Insurance Company and Subsidiary

     Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

     The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   Embedded Derivatives Within Asset and Liability Host Contracts

    Level 3 Valuation Techniques and Key Inputs:

     Direct guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

               New England Life Insurance Company and Subsidiary

     Reinsurance ceded on certain guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct guaranteed minimum benefits" and also include counterparty credit spreads.

  Transfers between Levels

     Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

     Transfers between Levels 1 and 2:

        There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2016 and 2015.

     Transfers into or out of Level 3:

        Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

               New England Life Insurance Company and Subsidiary

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                    December 31, 2016
                                                                               -----------------------------


                                                                                                   Weighted
                      Valuation Techniques    Significant Unobservable Inputs       Range         Average (1)
                     ---------------------  ---------------------------------  ----------------  ------------
Fixed maturity securities (3)
 U.S. corporate and
  foreign corporate. . Matrix pricing       . Delta spread adjustments (4)
                                            . Offered quotes (5)                95    -    120       107
                     . Market pricing       . Quoted prices (5)                 87    -    105       101
                     ------------------------------------------------------------------------------------------
 RMBS............... . Market pricing       . Quoted prices (5)                 86    -    98        92
                     ------------------------------------------------------------------------------------------
 ABS................ . Market pricing       . Quoted prices (5)                 99    -    99        99
                     . Consensus pricing    . Offered quotes (5)                99    -    99        99
                     ------------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded
  guaranteed         . Option pricing
  minimum benefits..   techniques           . Mortality rates:
                                                Ages 0 - 40                     0%    -   0.09%
                                                Ages 41 - 60                   0.04%  -   0.65%
                                                Ages 61 - 115                  0.26%  -   100%
                                            . Lapse rates:
                                                Durations 1 - 10               0.25%  -   100%
                                                Durations 11 - 20               3%    -   100%
                                                Durations 21 - 116              3%    -   100%
                                            . Utilization rates                 0%    -    25%
                                            . Withdrawal rates                 0.25%  -    10%
                                            . Long-term equity volatilities    17.4%  -    25%
                                            . Nonperformance risk spread       0.04%  -   0.57%
                     ------------------------------------------------------------------------------------------

                           December 31, 2015
                     ------------------------------
                                                          Impact of
                                                       Increase in Input
                                          Weighted      on Estimated
                       Range             Average (1)   Fair Value (2)
                     -----------------  ------------  ------------------
Fixed maturity securities (3)
 U.S. corporate and
  foreign corporate.  (20)   -    70        28          Decrease
                                                        Increase
                       94    -    100       96          Increase
                     ----------------------------------------------------
 RMBS...............   83    -    95        92          Increase (6)
                     ----------------------------------------------------
 ABS................  100    -    101       100         Increase (6)
                      105    -    105       105         Increase (6)
                     ----------------------------------------------------
Embedded derivatives
 Direct and ceded
  guaranteed
  minimum benefits..
                       0%    -   0.09%                  Decrease (7)
                     0.04%   -   0.65%                  Decrease (7)
                     0.26%   -   100%                   Decrease (7)

                     0.25%   -   100%                   Decrease (8)
                       3%    -   100%                   Decrease (8)
                       3%    -   100%                   Decrease (8)
                       0%    -    25%                   Increase (9)
                     0.25%   -    10%                      (10)
                     17.40%  -    25%                   Increase (11)
                     0.04%   -   0.52%                  Decrease (12)
                     ----------------------------------------------------

--------
(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)  Range and weighted average are presented in basis points.

(5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7) Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

               New England Life Insurance Company and Subsidiary

(8) Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9) The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12) Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

   The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

               New England Life Insurance Company and Subsidiary

   The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   --------------------------------------------------------------------------
                                                             Fixed Maturity Securities
                                                   ---------------------------------------------
                                                        Corporate (1)      Structured Securities  Net Embedded Derivatives (2)
                                                   ----------------------  ---------------------  ----------------------------
                                                                                  (In millions)
Balance, January 1, 2015..........................  $                  77  $                  28     $                  434
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).....................                     --                      1                         55
Total realized/unrealized gains (losses) included
 in AOCI..........................................                     (3)                    --                         --
Purchases (5).....................................                     --                     11                         --
Sales (5).........................................                     (1)                    (3)                        --
Settlements (5)...................................                     --                     --                        (15)
Transfers into Level 3 (6)........................                      4                     --                         --
Transfers out of Level 3 (6)......................                     (4)                    (1)                        --
                                                   ----------------------  ---------------------    -----------------------
Balance, December 31, 2015........................  $                  73  $                  36     $                  474
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).....................                     --                     --                        (83)
Total realized/unrealized gains (losses) included
 in AOCI..........................................                     (2)                    --                         --
Purchases (5).....................................                     20                      1                         --
Sales (5).........................................                     (5)                    (6)                        --
Settlements (5)...................................                     --                     --                        (13)
Transfers into Level 3 (6)........................                      1                     --                         --
Transfers out of Level 3 (6)......................                     (6)                   (15)                        --
                                                   ----------------------  ---------------------    -----------------------
Balance, December 31, 2016........................  $                  81  $                  16     $                  378
                                                   ======================  =====================    =======================
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2014 (7).........................  $                  (1) $                  --     $                  174
                                                   ======================  =====================    =======================
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2015 (7).........................  $                  --  $                  --     $                   63
                                                   ======================  =====================    =======================
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2016 (7).........................  $                  --  $                  --     $                  (75)
                                                   ======================  =====================    =======================
Gains (Losses) Data for the year ended
 December 31, 2014
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).....................  $                  (1) $                  --     $                  168
Total realized/unrealized gains (losses) included
 in AOCI..........................................  $                  --  $                  --     $                   --

--------
(1) Comprised of U.S. and foreign corporate securities.

(2) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net embedded derivatives are reported in net derivatives gains (losses).

(4) Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

(5) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

               New England Life Insurance Company and Subsidiary

(6) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(7) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                          December 31, 2016
                                             -------------------------------------------
                                                       Fair Value Hierarchy
                                                      -----------------------
                                                                                Total
                                             Carrying                         Estimated
                                              Value   Level 1 Level 2 Level 3 Fair Value
                                             -------- ------- ------- ------- ----------
                                                            (In millions)
Assets
Mortgage loans.............................. $     87 $    -- $    -- $    89  $     89
Policy loans................................ $    424 $    -- $    34 $   548  $    582
Premiums, reinsurance and other receivables. $    426 $    -- $    -- $   468  $    468
Liabilities
Policyholder account balances............... $    183 $    -- $    -- $   198  $    198
Other liabilities........................... $     46 $    -- $    -- $    46  $     46
Separate account liabilities................ $      3 $    -- $     3 $    --  $      3

                                                          December 31, 2015
                                             -------------------------------------------
                                                       Fair Value Hierarchy
                                                      -----------------------
                                                                                Total
                                             Carrying                         Estimated
                                              Value   Level 1 Level 2 Level 3 Fair Value
                                             -------- ------- ------- ------- ----------
                                                            (In millions)
Assets
Mortgage loans.............................. $    121 $    -- $    -- $   126  $    126
Policy loans................................ $    427 $    -- $    33 $   555  $    588
Premiums, reinsurance and other receivables. $    398 $    -- $    -- $   427  $    427
Liabilities
Policyholder account balances............... $    158 $    -- $    -- $   167  $    167
Other liabilities........................... $     46 $    -- $    -- $    46  $     46
Separate account liabilities................ $      8 $    -- $     8 $    --  $      8

               New England Life Insurance Company and Subsidiary

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

     The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Policy Loans

     Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables are comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

  Policyholder Account Balances

     These policyholder account balances include investment contracts which primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Other Liabilities

     Other liabilities consist of funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements and are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

     Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

               New England Life Insurance Company and Subsidiary

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

9. Equity

Statutory Equity and Income

   The state of domicile of NELICO imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for NELICO was in excess of 400% for all periods presented.

   NELICO prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Massachusetts State Division of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of NELICO.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by NELICO are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from NELICO, which are derived from the statutory-basis financial statements as filed with the Massachusetts State Division of Insurance.

   Statutory net income (loss) was as follows:

                                                             Years Ended December 31,
                                                      --------------------------------------
 Company                            State of Domicile     2016         2015         2014
----------------------------------- ----------------- ------------ ------------ ------------
                                                                  (In millions)
New England Life Insurance Company.   Massachusetts   $        109 $        157 $        303

   Statutory capital and surplus was as follows at:

                                                   December 31,
                                             -------------------------
          Company                                2016         2015
         ----------------------------------- ------------ ------------
                                                   (In millions)
         New England Life Insurance Company. $        455 $        632

               New England Life Insurance Company and Subsidiary

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by NELICO without insurance regulatory approval and dividends paid:

                                          2017                  2016        2015
                                    ----------------- --------------     -------------
                                    Permitted Without
 Company                              Approval (1)          Paid (2)       Paid (2)
----------------------------------- ----------------- --------------     -------------
                                                     (In millions)
New England Life Insurance Company.  $          106   $          295 (3) $      199 (3)

--------
(1) Reflects dividend amounts that may be paid during 2017 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over a rolling 12-month period, if paid before a specified date during 2017, some or all of such dividends may require regulatory approval.

(2) Includes all amounts paid, including those requiring regulatory approval.

(3) Dividends paid by NELICO in 2015 were paid to its former parent, MLIC. Dividends paid by NELICO in 2016, including a $295 million extraordinary cash dividend, were paid to its new parent, MetLife, Inc.

   Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the aggregate amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

               New England Life Insurance Company and Subsidiary

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                         Unrealized                         Defined
                                                      Investment Gains   Unrealized Gains   Benefit
                                                      (Losses), Net of     (Losses) on       Plans
                                                     Related Offsets (1)   Derivatives     Adjustment       Total
                                                     ------------------- ---------------- ------------- -------------
                                                                              (In millions)
Balance at December 31, 2013........................    $          25      $         1    $        (22) $           4
OCI before reclassifications........................               66                9                6            81
Deferred income tax benefit (expense)...............             (23)              (3)              (2)          (28)
                                                        -------------      -----------    ------------- -------------
  AOCI before reclassifications, net of income tax..               68                7             (18)            57
Amounts reclassified from AOCI......................                5               --                5            10
Deferred income tax benefit (expense)...............              (2)               --              (2)           (4)
                                                        -------------      -----------    ------------- -------------
  Amounts reclassified from AOCI, net of income tax.                3               --                3             6
                                                        -------------      -----------    ------------- -------------
Balance at December 31, 2014........................               71                7             (15)            63
OCI before reclassifications........................             (72)                6             (10)          (76)
Deferred income tax benefit (expense)...............               24               (2)               4            26
                                                        -------------      -----------    ------------- -------------
  AOCI before reclassifications, net of income tax..               23               11             (21)            13
Amounts reclassified from AOCI......................              (1)               --                4             3
Deferred income tax benefit (expense)...............                1               --              (1)            --
                                                        -------------      -----------    ------------- -------------
  Amounts reclassified from AOCI, net of income tax.               --               --                3             3
                                                        -------------      -----------    ------------- -------------
Balance at December 31, 2015........................               23               11             (18)            16
OCI before reclassifications........................                9                2                2            13
Deferred income tax benefit (expense)...............              (3)              (1)              (1)           (5)
                                                        -------------      -----------    ------------- -------------
  AOCI before reclassifications, net of income tax..               29               12             (17)            24
Amounts reclassified from AOCI......................               14              (3)                1            12
Deferred income tax benefit (expense)...............              (5)                1               --           (4)
                                                        -------------      -----------    ------------- -------------
  Amounts reclassified from AOCI, net of income tax.                9              (2)                1             8
                                                        -------------      -----------    ------------- -------------
Balance at December 31, 2016........................    $          38      $        10    $        (16) $          32
                                                        =============      ===========    ============= =============

--------
(1) See Note 6 for information on offsets to investments related to DAC and DSI.

               New England Life Insurance Company and Subsidiary

   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                        Consolidated Statements of Operations
                                                                                          and Comprehensive Income (Loss)
AOCI Components                                          Amounts Reclassified from AOCI              Locations
------------------------------------------------------   ------------------------------ -------------------------------------
                                                            Years Ended December 31,
                                                         ------------------------------
                                                            2016       2015      2014
                                                         ---------- ---------- --------
                                                                 (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)..............  $    (12) $        1 $    (5)    Net investment gains (losses)
  Net unrealized investment gains (losses)..............         --          1       --    Net investment income
  Net unrealized investment gains (losses)..............        (2)        (1)       --    Net derivative gains (losses)
                                                         ---------- ---------- --------
   Net unrealized investment gains (losses), before
    income tax..........................................       (14)          1      (5)
   Income tax (expense) benefit.........................          5        (1)        2
                                                         ---------- ---------- --------
   Net unrealized investment gains (losses), net of
    income tax.......................................... $      (9) $       -- $    (3)
                                                         ------------------------------
Unrealized gains (losses) on derivatives - cash flow
 hedges:
  Foreign currency swaps................................          3         --       --    Net derivative gains (losses)
                                                         ---------- ---------- --------
  Gains (losses) on cash flow hedges, before income
   tax..................................................          3         --       --
  Income tax (expense) benefit..........................        (1)         --       --
                                                         ---------- ---------- --------
  Gains (losses) on cash flow hedges, net of income
   tax..................................................          2         --       --
                                                         ------------------------------
Defined benefit plans adjustment: (1)
  Amortization of net actuarial gains (losses).......... $      (1) $      (2) $    (1)
  Amortization of prior service (costs) credit..........         --        (2)      (4)
                                                         ---------- ---------- --------
   Amortization of defined benefit plan items, before
    income tax..........................................        (1)        (4)      (5)
   Income tax (expense) benefit.........................         --          1        2
                                                         ---------- ---------- --------
   Amortization of defined benefit plan items, net of
    income tax.......................................... $      (1) $      (3) $    (3)
                                                         ------------------------------
Total reclassifications, net of income tax.............. $      (8) $      (3) $    (6)
                                                         ========== ========== ========

--------
(1) These AOCI components are included in the computation of net periodic benefit costs. See Note 11.

               New England Life Insurance Company and Subsidiary

10. Other Expenses

   Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                          --------------------------------
                                                               2016       2015       2014
                                                          ---------  ---------  ----------
                                                                    (In millions)
Compensation............................................. $      13  $      10  $       11
Pension, postretirement and postemployment benefit costs.        24         10          27
Commissions (1)..........................................        (4)        (7)        170
Volume-related costs.....................................         4          5           1
Affiliated interest costs on ceded reinsurance...........         2          2           2
Capitalization of DAC....................................        (4)        --         (20)
Premium taxes, licenses and fees.........................         4          5           8
Professional services....................................         3          1           2
Other....................................................        26         15          53
                                                          ---------  ---------  ----------
 Total other expenses.................................... $      68  $      41  $      254
                                                          =========  =========  ==========

--------

(1) See Note 2 for information on the disposition of NES.

Capitalization of DAC

   See Note 4 for additional information on the capitalization of DAC.

Affiliated Expenses

   Commissions and volume-related costs include the impact of affiliated reinsurance transactions. See Notes 5 and 14 for a discussion of affiliated expenses included in the table above.

11. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

   Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provides and the Company contributes to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included in the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expense associated with its participants in these plans. The Company's share of pension expense was $9 million, $4 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively. In addition, the Company's share of net other postretirement expense was less than $1 million for each of the years ended December 31, 2016, 2015 and 2014.

   These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   The Company also sponsors certain frozen qualified and nonqualified defined benefit pension plans; and a frozen postretirement benefit plan. Effective December 31, 2014, the Company sponsored pension and other postretirement plans were amended to eliminate benefit accruals prospectively. The Company recognizes the funded status of each of its pension and postretirement defined benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

               New England Life Insurance Company and Subsidiary

   Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated other comprehensive income ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs over the average projected future lifetime of all plan participants or projected future working lifetime, as appropriate. Prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized into net periodic benefit costs over the average projected future lifetime of all plan participants or projected future working lifetime, as appropriate.

   Net periodic benefit costs are determined using management estimates and actuarial assumptions; and are comprised of service cost, interest cost, expected return on plan assets, amortization of net actuarial (gains) losses, settlement & curtailment costs, and amortization of prior service costs (credit). Ongoing expense for these Company-sponsored plans is not expected to be material.

               New England Life Insurance Company and Subsidiary

  Obligations and Funded Status

                                                                  December 31,
                                        ----------------------------------------------------------------
                                                      2016                             2015
                                        -------------------------------  -------------------------------
                                                             Other                            Other
                                           Pension        Postretirement    Pension        Postretirement
                                          Benefits (1)     Benefits        Benefits (1)     Benefits
                                        -------------- ----------------- -------------- -----------------
                                                                  (In millions)
Change in benefit obligations
Benefit obligations at January 1,......   $      213       $       32      $      223      $         30
  Service costs........................           --               --              --                --
  Interest costs.......................            9                2               9                 1
  Plan participants' contributions.....           --                2              --                 2
  Net actuarial (gains) losses.........            5               (2)            (10)                2
  Change in benefits and other.........           --                9              --                 2
  Benefits paid........................           (8)              (6)             (9)               (5)
                                         -----------      -----------     -----------     -------------
Benefit obligations at December 31,....          219               37             213                32
                                         -----------      -----------     -----------     -------------
Change in plan assets
Estimated fair value of plan assets at
 January 1,............................          148               --             154                --
  Actual return on plan assets.........           11               --              (5)               --
  Plan participants' contributions.....           --                2              --                 2
  Employer contributions...............            4                4               8                 3
  Benefits paid........................           (8)              (6)             (9)               (5)
                                         -----------      -----------     -----------     -------------
Estimated fair value of plan assets at
 December 31,..........................          155               --             148                --
                                         -----------      -----------     -----------     -------------
  Over (under) funded status at
   December 31,........................   $      (64)      $      (37)     $      (65)     $        (32)
                                         ===========      ===========     ===========     =============
Amounts recognized on the consolidated
 balance sheets
  Other assets.........................   $        2       $       --      $       --      $         --
  Other liabilities....................          (66)             (37)            (65)              (32)
                                         -----------      -----------     -----------     -------------
                                          $      (64)      $      (37)     $      (65)     $        (32)
                                         ===========      ===========     ===========     =============
AOCI
  Net actuarial (gains) losses.........   $       28       $       (3)     $       27      $         (2)
  Prior service costs (credit).........           --               --              --                 3
                                         -----------      -----------     -----------     -------------
     AOCI, before income tax...........   $       28       $       (3)     $       27      $          1
                                         ===========      ===========     ===========     =============
Accumulated benefit obligation.........   $      219              N/A      $      213               N/A
                                         ===========                      ===========

--------

(1) Includes nonqualified unfunded plans, for which the aggregate PBO was $66 million and $63 million at December 31, 2016 and 2015, respectively.

               New England Life Insurance Company and Subsidiary

     Information for pension plans with accumulated benefit obligations ("ABO") in excess of plan assets was as follows at:

                                           December 31,              December 31,
                                       ------------------------- -------------------------

                                         2016          2015        2016          2015
                                        ---------    ----------   ---------    ----------
                                       PBO Exceeds Estimated     ABO Exceeds Estimated
                                       Fair Value of Plan Assets Fair Value of Plan Assets
                                       ------------------------- -------------------------
                                                     (In millions)
  Projected benefit obligations....... $      66    $      213   $      66    $      213
  Accumulated benefit obligations..... $      66    $      213   $      66    $      213
  Estimated fair value of plan assets. $      --    $      148   $      --    $      148

  Net Periodic Benefit Costs

     The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                                          Years Ended December 31,
                                                   -----------------------------------------------------------------------
                                                            2016                    2015                    2014
                                                   ----------------------- ----------------------- -----------------------
                                                                Other                   Other                   Other
                                                   Pension  Postretirement Pension  Postretirement Pension  Postretirement
                                                   Benefits    Benefits    Benefits    Benefits    Benefits    Benefits
                                                   -------- -------------- -------- -------------- -------- --------------
                                                                                (In millions)
Net periodic benefit costs
  Service costs................................... $    --      $    --    $    --     $    --      $     4    $     1
  Interest costs..................................       9            2          9           1            9          1
  Settlement and curtailment costs (1)............      --           11         --          --           14          2
  Expected return on plan assets..................     (8)           --        (9)          --          (7)         --
  Amortization of net actuarial (gains) losses....       1           --          2          --            1         --
  Amortization of prior service costs (credit)....      --           --         --           2            1          3
                                                   -------     --------    -------     -------     --------    -------
    Total net periodic benefit costs (credit).....       2           13          2           3           22          7
                                                   -------     --------    -------     -------     --------    -------
Other changes in plan assets and benefit
 obligations recognized in OCI
  Net actuarial (gains) losses....................  $    2     $    (1)     $    5      $    2      $    12     $    1
  Prior service costs (credit)....................      --          (3)         --           3         (16)        (3)
  Amortization of net actuarial (gains) losses....     (1)           --        (2)          --          (1)         --
  Amortization of prior service (costs) credit....      --           --         --         (2)          (1)        (3)
                                                   -------     --------    -------     -------     --------    -------
    Total recognized in OCI.......................       1          (4)          3           3          (6)        (5)
                                                   -------     --------    -------     -------     --------    -------
     Total recognized in net periodic benefit
      costs and OCI...............................  $    3       $    9     $    5      $    6      $    16     $    2
                                                   =======     ========    =======     =======     ========    =======

--------
(1)The Company recognized curtailment charges on certain postretirement benefit plans in connection with the sale to MassMutual of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife Securities, Inc. ("MSI"). The Company sponsored pension and other postretirement plans were amended effective December 31, 2014, effectively freezing the plans and to prohibit new participant contributions.

               New England Life Insurance Company and Subsidiary

     The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans and other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are less than $1 million and $0, and less than ($1) million and less than ($1) million, respectively.

  Assumptions

      Assumptions used in determining benefit obligations were as follows:

                                 Pension Benefits Other Postretirement Benefits
                                 ---------------- -----------------------------
 December 31, 2016
 Weighted average discount rate.      4.30%                   4.45%
 Rate of compensation increase..       N/A                     N/A
 December 31, 2015
 Weighted average discount rate.      4.50%                   4.60%
 Rate of compensation increase..       N/A                     N/A

     Assumptions used in determining net periodic benefit costs were as follows:


                                          Pension Benefits   Other Postretirement Benefits
                                         ------------------- -----------------------------
Year Ended December 31, 2016
Weighted average discount rate..........        4.42%                    4.43%
Weighted average expected rate of
 return on plan assets..................        5.75%                     N/A
Rate of compensation increase...........         N/A                      N/A
Year Ended December 31, 2015
Weighted average discount rate..........        4.10%                    4.10%
Weighted average expected rate of
 return on plan assets..................        5.75%                     N/A
Rate of compensation increase...........         N/A                      N/A
Year Ended December 31, 2014
Weighted average discount rate.......... 5.15% and 4.45% (1)             5.15%
Weighted average expected rate of
 return on plan assets..................        5.75%                     N/A
Rate of compensation increase...........   4.50% -  5.00%                 N/A

--------
(1)As a result of the Company sponsored pension plan amendments, a discount rate of 5.15% was used for the period January 1, 2014 through July 31, 2014, and a discount rate of 4.45% was used for the period August 1, 2014 through December 31, 2014.

     The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

     The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The expected rate of return on plan assets for use in that plan's valuation in 2017 is currently anticipated to be 5.75% for pension benefits.

               New England Life Insurance Company and Subsidiary

     The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                              December 31,
                                                            ------------------------------------------------
                                                                   2016                       2015
                                                            -------------------      -----------------------
                                                             Before  Age 65 and       Before    Age 65 and
                                                             Age 65    older          Age 65      older
                                                            -------- ----------      -------- --------------
Following year.............................................     6.8%     18.0%           6.4%     34.9%
Ultimate rate to which cost increase is assumed to decline.     4.0%      3.9%           4.2%      5.9%
Year in which the ultimate trend rate is reached...........     2077      2020  (1)      2093      2020 (1)

--------
(1)The rate is no longer applied after this date as projected employer costs will have reached the plan cap.

     Assumed healthcare costs trend rates may have an effect on the amounts reported for healthcare plans. A 1% increase in the assumed healthcare costs trend rates would increase total service and interest costs components and APBO by less than $1 million. A 1% decrease in the assumed healthcare costs trend rates would decrease total service and interest costs components and APBO by less than $1 million.

  Plan Assets

     The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by MLIC and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

     The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plan (the "Invested Plan") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

     The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan's funded status;
  (ii) minimizing the volatility of the Invested Plan's funded status;
  (iii) generating asset returns that exceed liability increases; and
  (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of the Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

               New England Life Insurance Company and Subsidiary

     Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

     The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2016 for the Invested Plans:

                                                          December 31,
                                                 -------------------------------
                                                         2016               2015
                                                 --------------------    ----------
                                                                Actual     Actual
                                                  Target      Allocation Allocation
                                                 ---------    ---------- ----------
Asset Class (1)
Fixed maturity securities.......................       80%           79%        78%
Equity securities...............................       20%           21%        22%
Alternative securities..........................       --%           --%        --%
                                                              ---------- ----------
 Total assets...................................                    100%       100%
                                                              ========== ==========

--------
(1) Certain prior year amounts have been reclassified from alternative securities to fixed maturity securities to conform to the current year presentation.

  Estimated Fair Value

     The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 8, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

               New England Life Insurance Company and Subsidiary

     The pension plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                  December 31, 2016
                                       ----------------------------------------
                                           Fair Value Hierarchy
                                       -----------------------------
                                                                       Total
                                                                     Estimated
                                                                       Fair
                                        Level 1   Level 2   Level 3    Value
                                       --------- --------- --------- ----------
                                                    (In millions)
Assets
Fixed maturity securities:
  Corporate........................... $      -- $      52 $      -- $       52
  U.S. government bonds...............        38         1        --         39
  Foreign bonds.......................        --        14        --         14
  Federal agencies....................        --         5        --          5
  Municipals..........................        --         4        --          4
  Short-term investments..............         2         2        --          4
  Other (2)...........................        --         5        --          5
                                       --------- --------- --------- ----------
    Total fixed maturity securities...        40        83        --        123
                                       --------- --------- --------- ----------
Equity securities:
  Common stock - domestic.............        16        --        --         16
  Common stock - foreign..............        16        --        --         16
                                       --------- --------- --------- ----------
    Total equity securities...........        32        --        --         32
                                       --------- --------- --------- ----------
     Total assets..................... $      72 $      83 $      -- $      155
                                       ========= ========= ========= ==========

                                                   December 31, 2015
                                        ---------------------------------------
                                            Fair Value Hierarchy
                                        ----------------------------
                                                                       Total
                                                                     Estimated
                                                                       Fair
                                         Level 1   Level 2  Level 3    Value
                                        --------- --------- -------- ----------
                                                    ( In millions)
 Assets
 Fixed maturity securities:
   Corporate........................... $      -- $      47 $      1 $       48
   U.S. government bonds...............        33         6       --         39
   Foreign bonds.......................        --        12       --         12
   Federal agencies....................        --         6       --          6
   Municipals..........................        --         4       --          4
   Short-term investments (1)..........        --         2       --          2
   Other (2)...........................        --         5       --          5
                                        --------- --------- -------- ----------
     Total fixed maturity securities...        33        82        1        116
                                        --------- --------- -------- ----------
 Equity securities:
   Common stock - domestic.............        18        --       --         18
   Common stock - foreign..............        14        --       --         14
                                        --------- --------- -------- ----------
     Total equity securities...........        32        --       --         32
                                        --------- --------- -------- ----------
      Total assets..................... $      65 $      82 $      1 $      148
                                        ========= ========= ======== ==========

--------
(1) The prior year amounts have been reclassified into fixed maturity securities to conform to the current year presentation.

(2) Other primarily includes mortgage-backed securities and collateralized mortgage obligations.

               New England Life Insurance Company and Subsidiary

     For each of the years ended December 31, 2016, 2015 and 2014, the changes to pension plan assets invested in corporate fixed maturity securities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs were not significant.

  Expected Future Contributions and Benefit Payments

     It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA, the Pension Protection Act of 2006, the Internal Revenue Code of 1986 and the applicable rules and regulations. In accordance with such practice, no contributions are expected to be required for 2017. For information on employer contributions, see "-- Obligations and Funded Status."

     Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $4 million to fund the benefit payments in 2017.

     Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $3 million towards benefit obligations in 2017, to pay postretirement medical claims.

     Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                      Pension Benefits  Other Postretirement Benefits
                     ----------------- ------------------------------
                                      (In millions)
          2017......   $           6     $                       4
          2018......   $          11     $                       4
          2019......   $          11     $                       4
          2020......   $          11     $                       4
          2021......   $          13     $                       4
          2022-2026.   $          68     $                      15

  Additional Information

     As previously discussed, most of the assets of the pension benefit plans are held in a group annuity contract issued by MLIC. Total revenues from these contracts recognized on the consolidated statements of operations were less than $1 million for each of the years ended December 31, 2016, 2015 and 2014, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income
  (loss), including realized and unrealized gains (losses), credited to the account balances was $12 million, ($5) million and $22 million for the years ended December 31, 2016, 2015 and 2014, respectively. The terms of these contracts are consistent in all material respects with those that MLIC offers to unaffiliated parties that are similarly situated.

  Defined Contribution Plans

     Effective December 31, 2014, the defined contribution plans were merged into the MetLife Savings & Investment Plan sponsored by MLIC. The Company made no contributions to the Company-sponsored defined contribution plans for both the years ended December 31, 2016 and 2015; and contributed less than $1 million for the year ended December 31, 2014.

     Through December 31, 2016, MLIC provided and the Company contributed to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

               New England Life Insurance Company and Subsidiary

12. Income Tax

    The provision for income tax was as follows:

                                                    Years Ended December 31,
                                               ----------------------------------
                                                    2016       2015        2014
                                               ---------  ----------- -----------
                                                         (In millions)
Current:
 Federal...................................... $      30  $        50 $        74
Deferred:
 Federal......................................       (30)           9          23
                                               ---------  ----------- -----------
   Provision for income tax expense (benefit). $      --  $        59 $        97
                                               =========  =========== ===========

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   Years Ended December 31,
                                               -------------------------------
                                                  2016       2015       2014
                                               ---------  ---------  ---------
                                                        (In millions)
Tax provision at U.S. statutory rate.......... $      15  $      72  $     116
Tax effect of:
 Prior year tax...............................        --          1         (4)
 Tax credits..................................        (1)        (1)        (1)
 Tax-exempt income............................        (1)        (1)        (1)
 Dividends received deduction.................       (13)       (12)       (13)
                                               ---------  ---------  ---------
   Provision for income tax expense (benefit). $      --  $      59  $      97
                                               =========  =========  =========

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                   --------------------------
                                                       2016          2015
                                                   ------------  ------------
                                                          (In millions)
 Deferred income tax assets:
  Policyholder liabilities and receivables........  $        36   $        18
  Employee benefits...............................           54            53
  Tax credit carryforwards........................           15            12
  Other...........................................           10            10
                                                   ------------  ------------
    Total deferred income tax assets..............          115            93
                                                   ------------  ------------
 Deferred income tax liabilities:
  DAC.............................................          183           188
  Net unrealized investment gains.................           26            19
  Investments, including derivatives..............           10            12
                                                   ------------  ------------
    Total deferred income tax liabilities.........          219           219
                                                   ------------  ------------
      Net deferred income tax asset (liability)...  $      (104)  $      (126)
                                                   ============  ============

   Tax credit carryforwards of $15 million at December 31, 2016 will expire beginning in 2022.

               New England Life Insurance Company and Subsidiary

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to
(from) affiliates included $6 million and $15 million for the years ended December 31, 2016 and 2015, respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                   Years Ended December 31,
                                                                ------------------------------
                                                                     2016      2015       2014
                                                                ---------  --------- ---------
                                                                         (In millions)
Balance at January 1,.......................................... $      21  $      21 $      22
Additions for tax positions of prior years.....................        --         --         1
Reductions for tax positions of prior years....................        (1)        --        (2)
                                                                ---------  --------- ---------
Balance at December 31,........................................ $      20  $      21 $      21
                                                                =========  ========= =========
Unrecognized tax benefits that, if recognized would impact the
  effective rate............................................... $      20  $      20 $      20
                                                                =========  ========= =========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                      Years Ended December 31,
                                                                    ----------------------------
                                                                        2016      2015      2014
                                                                    --------- --------- --------
                                                                            (In millions)
Interest recognized on the consolidated statements of
  operations....................................................... $      -- $      -- $     (1)

                                                                                 December 31,
                                                                              ------------------
                                                                                2016      2015
                                                                              --------- --------
                                                                                 (In millions)
Interest included in other liabilities on the consolidated balance
  sheets...........................................................           $       5 $      5

   The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.

               New England Life Insurance Company and Subsidiary

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016 and 2015, the Company recognized an income tax benefit of $13 million and $12 million, respectively, related to the separate account DRD. The 2016 benefit included a benefit of less than $1 million related to a true-up of the 2015 tax return. The 2015 benefit included a benefit of $1 million related to a true-up of the 2014 tax return.

13. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

   Unclaimed Property Litigation

      On November 21, 2012, the West Virginia Treasurer filed an action against NELICO in West Virginia state court (West Virginia ex rel. John D. Perdue v. New England Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-376), alleging that NELICO violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On January 31, 2017, the parties entered into a settlement agreement resolving these actions.

   Diversified Lending Group

      Plaintiffs have named NELICO in twelve related lawsuits in California state court alleging various causes of action including multiple negligence and statutory claims relating to the Diversified Lending Group Ponzi scheme. In August of 2016, a trial of claims by plaintiff Christine Ramirez resulted in a verdict against MetLife, Inc., MetLife Securities, and NELICO for approximately $200 thousand in compensatory damages and $15 million in punitive damages. On November 30, 2016, Ramirez consented to the court's reduction of punitive damages to approximately $7 million. The judgment against NELICO is approximately $2.7 million. Plaintiffs are also seeking attorneys' fees. The defendants have filed a notice appealing this judgment to the Second Appellate District of the State of California.

   Sales Practices Claims and Regulatory Matters

      The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Regulatory authorities in a small number of states and the Financial Industry Regulatory Authority, and occasionally the U.S. Securities and Exchange Commission ("SEC"), have also conducted investigations or inquiries relating to sales of individual life insurance policies or annuities or other products issued by the Company. These investigations often focus on the conduct of particular financial service representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner.

               New England Life Insurance Company and Subsidiary

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for on the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

  Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. At both December 31, 2016 and 2015, the Company held a liability of $1 million. At both December 31, 2016 and 2015, the Company held the related assets for premium tax offsets of less than $1 million, for future discounted and undiscounted assessments with respect to impaired, insolvent or failed insurers. At December 31, 2016 and 2015, the Company held assets of less than $1 million and $1 million, respectively, for premium tax offsets currently available for paid assessments.

Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $14 million at December 31, 2016. There were no mortgage loan commitments at December 31, 2015.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $3 million and $1 million at December 31, 2016 and 2015, respectively.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and

               New England Life Insurance Company and Subsidiary guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In one case, the maximum potential obligation under the indemnities and guarantees is less than $1 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company had no liability for indemnities, guarantees and commitments at both December 31, 2016 and 2015.

14. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

              Years Ended December 31,          Years Ended December 31,
           ------------------------------- -----------------------------------
              2016      2015       2014       2016       2015         2014
           ---------- --------- ---------- ---------- ----------- ------------
                       Income                            Expense
           ------------------------------- -----------------------------------
                                      (In millions)
  MetLife. $      (9) $      45 $      197 $      (1) $      (10) $      (107)

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                           December 31,          December 31,
                       --------------------- ---------------------
                          2016       2015       2016       2015
                       ---------- ---------- ---------- ----------
                              Assets              Liabilities
                       --------------------- ---------------------
                                      (In millions)
              MetLife. $      970 $      975 $      171 $      172

               New England Life Insurance Company and Subsidiary

   The material arrangements between the Company and MetLife are as follows:

  Reinsurance Agreements

    The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

    The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, Brighthouse Insurance and MRV, both of which are related parties. See Note 5 for further discussion of the affiliated reinsurance agreements.

  Shared Services and Overhead Allocations

   MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife, net of reimbursement from affiliates, recorded in other operating expenses, were $25 million, $24 million and ($93) million for the years ended December 31, 2016, 2015 and 2014, respectively. Prior to the sale of NES, see Note 2, the Company entered into agreements to sell insurance products on behalf of certain affiliates ("Selling Agreements"). Expenses incurred by the Company related to such Selling Agreements were reimbursed to the Company by these affiliates. During the year ended December 31, 2014, total reimbursements to the Company, included in and offsetting other operating expenses, were $117 million.

Sales Distribution Services

   In July 2016, MetLife Inc. completed the sale to Mass Mutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

               New England Life Insurance Company and Subsidiary

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                          Years Ended December 31,      Years Ended December 31,
                        ----------------------------- -----------------------------
                          2016      2015      2014      2016      2015      2014
                        --------- --------- --------- --------- --------- ---------
                                 Fee Income                Commission Expense
                        ----------------------------- -----------------------------
                                               (In millions)
MetLife broker-dealers. $      14 $      17 $      48 $      11 $      15 $      19

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers at:

                                   December 31,            December 31,
                                 ---------------------- -------------------
                                   2016        2015       2016       2015
                                  --------    --------  ---------  ---------
                                 Fee Income Receivables Secured Demand Notes
                                 ---------------------- -------------------
                                             (In millions)
         MetLife broker-dealers. $      2    $      1   $      --  $      --

15. Subsequent Events

   The Company has evaluated events subsequent to December 31, 2016, through April 17, 2017, which is the date these consolidated financial statements were available to be issued.

   Effective January 1, 2017, the Company executed a novation and assignment of a reinsurance agreement under which MLIC reinsured certain variable annuities, including guaranteed minimum benefits. As a result of the novation and assignment, the reinsurance agreement is now between the Company and Brighthouse Insurance. The transaction is treated as a termination of the existing reinsurance agreement with recognition of a loss and execution of a new reinsurance agreement with no recognition of a gain or loss. The transaction resulted in an increase in other liabilities of approximately
$144 million. The Company will recognize a loss of approximately $94 million, net of income tax, as a result of this transaction.

                                    PART C.



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements


The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

     Report of Independent Registered Public Accounting Firm.

     Statements of Assets and Liabilities as of December 31, 2016.

     Statements of Operations for the year ended December 31, 2016.

     Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015.


     Notes to the Financial Statements.


The consolidated financial statements of the Company and subsidiary are included in Part B hereof and include:

     Independent Auditors' Report.

     Consolidated Balance Sheets as of December 31, 2016 and 2015.

     Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014.

     Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014.

     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014.

     Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014.


     Notes to the Consolidated Financial Statements.


(b)        Exhibits


   (1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Annuity Separate Account (effective July 1,
               1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-85442) filed on May 1, 1998.


   (2)         None.


   (3)(i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.


   (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No.

               5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.



   (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 033-64879) filed on December 11, 1995.

   (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 1997.



   (v) Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) is incorporated herein by reference to Registration Statement No. 12 on Form N-4 (File No. 333-51676) filed on April 26, 2006.

   (vi) Form of Principal Underwriting Agreement between New England Life Insurance Company and MetLife Investors Distribution Company is incorporated herein by reference to Post- Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 28, 2015.

   (vii) Form of Enterprise Selling Agreement (09-12) (MetLife Investors Distribution Company) is incorporated herein by reference to Post- Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 28, 2015.

   (viii) Principal Underwriting and Distribution Agreement between New England Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (Filed herewith.)

   (ix)        Brighthouse Securities, LLC Sales Agreement (Filed herewith.)



   (4)(i) Form of Variable Annuity Contract is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-51676) filed on December 12, 2000.

   (ii)        Forms of Endorsements: (Enhanced Dollar Cost Averaging Rider;
               Three Month Market Entry Rider; Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider; Waiver of Withdrawal Charge for Terminal Illness Rider; Fixed Account Rider for Variable Annuity; Additional Death Benefit Rider [-Earnings Preservation Benefit]; Death Benefit Rider [-Greater of Annual Step-up or 5% Annual decrease]; Death Benefit Rider [-Return of Purchase Payments]; Death Benefit Rider [-Annual Step-up]; Guaranteed Minimum Income Benefit [-Living Benefit]; and Purchase Payment Credit) are incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-51676) filed on December 12, 2000.

   (iii) Form of Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 15, 2001.


   (iv)        Forms of Endorsements: Fixed Account Rider for Variable
               Annuity, NEL-500 (05/01; Enhanced Dollar Cost Averaging Rider, NEL-510 (05/01); Three Month Market Entry Rider, NEL 520 (05/01); Death Benefit Rider [-Return of Purchase Payments], NEL-530 (05/01); Death Benefit Rider [-Greater of Annual Step-up or 5% Annual Increase], NEL-540 (05/01); Death Benefit Rider [-Annual Step-up], NEL-550 (05/01); Guaranteed Minimum Income Benefit Rider [-Living Benefit], NEL-560 (05/01); Additional Death Benefit Rider [-Earnings Preservation Benefit], NEL-570 (05/01); Purchase Payment Credit Rider NEL-580 (05/01); Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider, NEL-590 (05/01); Waiver of Withdrawal Charge for Terminal Illness Rider, NEL-595 (05/01); Individual Retirement Annuity Endorsement, NEL-408 (05/01); Roth Individual Retirement Annuity

               Endorsement, NEL-446 (05/01); 401 Plan Endorsement, NEL-401 (05/01); Tax Sheltered Annuity Endorsement NEL-398 (05/01); Waiver of Withdrawal Charge for Disability Rider VE-6 (05/01); and Unisex Annuity Rates Rider, VE-9 (05/01)) are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 15, 2001.


   (v) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02);
               Simple Individual Retirement Annuity Endorsement (NEL-439.1

               (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2003.


   (vi) Form of Endorsement: Guaranteed Minimum Income Benefit Rider -- Living Benefit (NEL-560-1(03/03)) and Individual Retirement Annuity Endorsement (NEL-408.2(9/02)) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 29, 2004.


   (vii) Form of Guaranteed Withdrawal Benefit Rider NEL-690-1(7/04) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 19, 2004.

   (viii) Form of Contract Schedule [Bonus, Standard, C, L, or P] V-05/01-2 (7/04) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-51676) filed on July 16, 2004.

   (ix) Form of Endorsements: Enhanced Dollar Cost Averaging Rider NEL 510-1 (5/05) and Three Month Market Entry Rider NEL-520 (05/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 27, 2005.

   (x) Guaranteed Minimum Income Benefit Rider -- Living Benefit (Predictor Plus) NEL 560-2 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 27, 2005.

   (xi) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-3 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 27, 2005.

   (xii) Guaranteed Minimum Accumulation Benefit Rider - Living Benefit NEL-670-1 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.



   (xiii) Guaranteed Withdrawal Benefit Rider NEL-690-2 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.



   (xiv) Guaranteed Withdrawal Benefit Endorsement NEL-GWB-E (11/05)-E is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.

   (xv) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-4 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-51676) filed on July 26, 2005.

   (xvi) Designated Beneficiary Non-Qualified Annuity Endorsement NEL-NQ-1 (11/05)-I is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-51676) filed on September 22, 2005.

   (xvii)      Form of Contract Schedule [Bonus, Standard, C, L or P]
               V-05/01-5 (6/06) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 26, 2006.

   (xviii) Lifetime Guaranteed withdrawal Benefit Rider - Living Benefit NEL-690-3(6/06) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 26, 2006.

   (xix) Guaranteed Minimum Death Benefit Rider NEL-640-1 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (File No. 333-51676) filed on January 16, 2008.



   (xx) Form of Contract Schedule is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on N-4 (File No. 333-51676) filed on April 22, 2008.

   (xxi) Guaranteed Minimum Income Benefit Rider -- Living Benefit NEL-560-4 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (File No. 333-51676) filed on January 16, 2008.

   (xxii) Lifetime Guaranteed Withdrawal Benefit Rider NL-690-4 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (File No. 333-51676) filed on January 16, 2008.

   (xxiii) Spousal Continuation Endorsement NL-GMTB(2-10)-E is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2010.

   (xxiv) Form of Tax-Sheltered Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2011.

   (xxv) Form of 401(a)/403(a) Plan Endorsement NL-401-3 (5/11) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2012.



   (5)(i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-51676) filed on December 12, 2000.



   (ii) Form of Application (NEA APP-1-02) is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 29, 2002.

   (iii) Form of Application (NEA APP-1-02) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2003.

   (iv) Forms of Variable Annuity Application: NEA APP-6-04 05/04 and NEA APP-NY-04 05/04 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 19, 2004.

   (v) Form of Application AFS-APP (01/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 27, 2005.

   (vi) Form of Application AFS-APP (11/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-51676) filed on July 26, 2005.



   (vii) Form of Application AFS-APPC (NEA CPN APP (01/05) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 26, 2006.


   (viii) Form of Application AFS APP (GMDB (04/08)) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (File No. 333-51676) filed on January 16, 2008.


   (6)(i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 1997.


   (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.


   (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 28, 1999.

   (iv) Amended and Restated By-Laws of Depositor (effective March 16,2001) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2001.

   (7)(i)(a) Form of Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No. , effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2003.

   (b) Amendments 1-4 to the Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2012.


   (c) Amended and Restated Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company, Ltd. is incorporated herein by reference to Post-

               Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2012.

   (d) Amendment Nos. 1-14 to Automatic Reinsurance Agreement effective April 1, 2001 Amended and Restated as of July 1, 2004 is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 23, 2013.

   (ii) Partial Commutation between New England Life Insurance Company and Exeter Reassurance Company Ltd. (dated November 1, 2014) is incorporated herein by reference to Post- Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 28, 2015.

   (iii)       Reinsurance Agreement between New England Life Insurance
               Company and Metropolitan Life Insurance Company (dated November 1, 2014) is incorporated herein by reference to Post- Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 28, 2015.

   (8)(i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 002-80751) filed on April 6, 2000.

   (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.

   (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.

   (iv)(a) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 15, 2001.

   (b) Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company is incorporated herein by reference to Post- Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2011.

   (v)(a) Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 is incorporated herein by reference to the initial Registration Statement of the New England Variable Life Separate Account on Form S-6 (File No. 333-73676) filed on November 19, 2001.


   (b) First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 as amended on May 1, 2009 is Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 21, 2009.


   (c) Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (effective April 30, 2010) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2012.


   (vi) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post- Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.

   (vii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers LLC, MetLife Securities, Inc. and New England Life Insurance Company dated April 30, 2007 is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 20, 2007.

   (viii)(a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2008.


   (b) Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (effective April 30, 2010) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2012.

   (ix) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6,
               2017) (Filed herewith.)

   (x) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6,
               2017) (Filed herewith.)



   (9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 29, 2004.



   (10) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)


   (11)        None

   (12)        None


   (13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 15, 2001.

   (14) Powers of Attorney for Kieran Mullins, Kimberly A. Berwanger, Kumar Das Gupta, Meghan S. Doscher, Lynn A. Dumair, Tara Figard, Jeffrey P. Halperin, Donald Leintz and David Chamberlin. (Filed herewith.)


     Item 25 Directors and Officers of the Depositor



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ----------------------------------------------------------------
Kieran Mullins                          Chairman of the Board, President, Chief Executive Officer and a
Gragg Building                          Director
11225 North Community House Road,
Charlotte, NC 28277





Kimberly A. Berwanger                Director and Vice President
11225 North Community House Road,
Charlotte, NC 28277





Kumar Das Gupta                      Director
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277

Meghan S. Doscher                    Director and Vice President
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Lynn Dumais                          Director, Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Tara Figard                          Director and Vice President
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Jeffrey Halperin                     Director, Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Donald Leintz                        Director
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Patrisha Cox                         Vice President
11225 North Community House Road,
Charlotte, NC 28277





Mark Davis                           Vice President
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Peter Duffy                         Vice President
One Financial Center, 21st Floor
Boston, MA 02111





Kevin Finneran                       Vice President
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Alan Leland                         Vice President
One Financial Center, 21st Floor
Boston, MA 02111





Timothy McLinden                     Vice President
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Mark Reilly                          Vice President
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277

Kenneth Samuleson III                Vice President
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Meredith Ratajczak                   Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Christine DeBiase                    Vice President and Assistant Secretary
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Jacob Jenkelowitz                    Vice President and Assistant Secretary
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





James Wiviott            Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960





David Chamberlin                     Vice President and Controller
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Alan Igielski                        Vice President and Individual Illustration Actuary
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





D. Burt Arrington                    Vice President and Secretary
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Phyllis Zanghi                       Vice President and Tax Director
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277





Jin Chang                            Vice President and Treasurer
Gragg Building
11225 North Community House Road,
Charlotte, NC 28277


ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT


The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance law. New England Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by MetLife Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of January 31, 2017, there were 33,735 owners of tax-qualified contracts and 12,603 owners of non-qualified contracts offered by the Registrant (New England Variable Annuity Separate Account).


ITEM 28. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), each of which is incorporated in the State of Delaware, and the Depositor, which is incorporated in the State of Massachusetts shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


   (a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):

Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

   (b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



         POSITIONS AND OFFICES WITH
NAME     PRINCIPAL UNDERWRITER
------   ---------------------------




Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Janet Morgan                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277



   (c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.




                                                       (2)
                      (1)                       NET UNDERWRITING        (3)            (4)
               NAME OF PRINCIPAL                  DISCOUNTS AND     COMPENSATION    BROKERAGE        (5)
                  UNDERWRITER                      COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $5,988,639         $0              $0            $0


Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

   (a)        Registrant

   (b)        State Street Bank & Trust Company, 225 Franklin Street, Boston,
              MA 02110


   (c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277

   (d)        Brighthouse Financial, 18210 Crane Nest Drive, Tampa, FL 33647

   (e)        New England Life Insurance Company, One Financial Center,
              Boston, MA 02111



ITEM 31. MANAGEMENT SERVICES

Not applicable


ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

   (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or
               (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

   (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

   (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

   (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of Boston, and The Commonwealth of Massachusetts, on the 27th day of April, 2017.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

(Registrant)

By: NEW ENGLAND LIFE INSURANCE COMPANY

By:

/s/Peter H. Duffy
Vice President

By: NEW ENGLAND LIFE INSURANCE COMPANY

(Depositor)

By:

/s/Peter H. Duffy
Vice President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 27, 2017.


         Signature                                              Title
      /s/ Kieran Mullins*     Chairman of the Board, President, Chief Executive Officer and a Director
------------------------
       Kieran Mullins



   /s/ Kimberly A. Berwanger*      Director and Vice President
------------------------
      Kimberly A. Berwanger



     /s/ Kumar Das Gupta*     Director
------------------------
        Kumar Das Gupta



    /s/ Meghan S. Doscher*      Director and Vice President
------------------------
       Meghan S. Doscher



      /s/ Lynn A. Dumais*     Director, Vice President and Chief Financial Officer
------------------------
       Lynn A. Dumais



      /s/ Tara Figard*        Director and Vice President
------------------------
        Tara Figard



    /s/ Jeffrey P. Halperin*      Director
------------------------
       Jeffrey P. Halperin



      /s/ Donald Leintz*      Director
------------------------
       Donald Leintz



    /s/ David Chamberlin*      Vice President and Controller
------------------------
                               (principal accounting officer)
       David Chamberlin

By: /S/ MICHELE H. ABATE
     -------------------------------
     Michele H. Abate


Attorney-in-fact
April 27, 2017

* New England Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

3(viii) Principal Underwriting and Distribution Agreement (Brighthouse Securities, LLC)

3(ix)          Sales Agreement (Brighthouse Securities, LLC)

8(x)           Brighthouse Funds Trust I Participation Agreement

8(xii)         Brighthouse Funds Trust II Participation Agreement

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

14             Powers of Attorney